UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of May 31, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 96.4% (t)
	Arizona — 88.7%
	Certificate of Participation/Lease — 15.5%
1,000	Arizona School Facilities Board, COP, 5.250%, 09/01/23	1,135
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,245
1,000	COP, NATL-RE, 5.000%, 07/01/18	1,113
1,570	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/26	1,957
2,000	State of Arizona, Series A, COP, AGM, 5.250%, 10/01/23	2,281
	University of Arizona, Board of Regents,
1,365	Series A, COP, AMBAC, 5.000%, 06/01/19	1,426
1,000	Series B, COP, AMBAC, 5.000%, 06/01/21	1,045

		11,202

	Education — 4.2%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	3,072

	General Obligation — 9.3%
1,500	City of Tucson, GO, NATL-RE, 5.000%, 07/01/18	1,736
1,265	Maricopa County Madison Elementary School District No. 38, School Improvement, Project of 2004, Series A, GO, NATL-RE, 5.000%, 07/01/19	1,327
1,000	Maricopa County Phoenix Union High School District No. 210, GO, AGM, 5.250%, 07/01/19	1,195
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/18	2,436

		6,694

	Hospital — 1.4%
1,000	Scottsdale IDA, Hospital, Scottsdale Healthcare, Series A, Rev., 5.000%, 09/01/15	1,053

	Other Revenue — 18.1%
2,500	Arizona Power Authority, Power Resource, Hoover Uprating Project, Series A, Rev., 5.250%, 10/01/17	2,865
1,000	City of Glendale, Water & Sewer, Senior Lien, Rev., 5.000%, 07/01/28	1,131
1,000	County of Pima, Sewer System, Series B, Rev., 5.000%, 07/01/24	1,164
2,000	Phoenix Civic Improvement Corp., Airport, Junior Lien, Series A, Rev., 5.000%, 07/01/27	2,250
1,000	Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund, Rev., 5.250%, 07/01/25 (w)	1,241
1,000	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 12/01/28	1,161
1,000	University of Arizona, Board of Regents, Series A, Rev., 5.000%, 06/01/30	1,135
1,000	Yavapai County IDA, Hospital, Yavapai Regional Medical Center, Series A, Rev., 5.250%, 08/01/33	1,095
1,000	Yavapai County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 06/01/18	1,012

		13,054

	Prerefunded — 1.4%
1,000	Greater Arizona Development Authority, Infrastructure, Series A, Rev., NATL- RE, 5.000%, 07/02/15	1,050

	Special Tax — 0.8%
500	Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.000%, 07/01/17	567

	Transportation — 5.7%
2,000	Arizona Transportation Board, Highway, Series A, Rev., 5.000%, 07/01/24	2,293
1,670	Tucson Airport Authority, Inc., Airport, Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/18	1,813

		4,106

	Utility — 10.6%
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,576
3,600	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 01/01/23	4,081

		7,657

	Water & Sewer — 21.7%
	Arizona Water Infrastructure Finance
	Authority, Water Quality,
1,915	Series A, Rev., 5.000%, 10/01/23	2,240
2,025	Series A, Rev., 5.000%, 10/01/24	2,331

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
2,020	Series A, Rev., 5.000%, 10/01/29	2,310
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,764
1,875	Rev., 5.250%, 07/01/23	2,374
2,000	Phoenix Civic Improvement Corp., Water System, Junior Lien, Series A, Rev., 5.000%, 07/01/25	2,312
2,000	Phoenix Civic Improvement Corp., Wastewater System, Senior Lien, Rev., 5.500%, 07/01/20	2,354

		15,685

	Total Arizona	64,140

	Florida — 1.8%
	Other Revenue — 1.8%
1,135	Miami-Dade County Expressway Authority, Toll System, Series A, Rev., 5.000%, 07/01/22	1,336

	Minnesota — 1.6%
	Other Revenue — 1.6%
1,000	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VAR, 4.000%, 11/15/18	1,123

	Texas — 2.7%
	General Obligation — 2.7%
1,700	County of Tarrant, Eagle Mountain - Saginaw Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 5.000%, 08/15/20	1,931

	Washington — 1.6%
	Other Revenue — 1.6%
1,000	Washington Health Care Facilities Authority, Providence Health & Services, Series B, Rev., 5.000%, 10/01/20	1,182

	Total Municipal Bonds (Cost $63,976)	69,712

SHARES
Short-Term Investment — 2.2%
	Investment Company — 2.2%
1,560	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $1,560)	1,560

	Total Investments — 98.6% (Cost $65,536)	71,272
	Other Assets in Excess of Liabilities — 1.4%	1,004

	NET ASSETS — 100.0%	$72,276

Percentages indicated are based on net assets.

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,740
Aggregate gross unrealized depreciation	(4)

Net unrealized appreciation/depreciation	$5,736

Federal income tax cost of investments	$65,536

JPMorgan Arizona Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,560	$69,712	$—	$71,272

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 7.0%
8,569	ABFC Trust, Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	8,668
	Academic Loan Funding Trust,
10,742	Series 2012-1A, Class A1, VAR, 0.950%, 12/27/22 (e)	10,832
7,348	Series 2013-1A, Class A, VAR, 0.950%, 12/26/44 (e)	7,359
	Ally Auto Receivables Trust,
655	Series 2010-3, Class A4, 1.550%, 08/17/15	656
1,993	Series 2012-1, Class A4, 1.210%, 07/15/16	2,006
5,261	Series 2012-2, Class A3, 0.740%, 04/15/16	5,268
5,973	Series 2012-3, Class A3, 0.850%, 08/15/16	5,989
6,315	Series 2013-2, Class A3, 0.790%, 01/15/18	6,332
1,200	Series 2013-2, Class A4, 1.240%, 11/15/18	1,202
	American Credit Acceptance Receivables Trust,
2,865	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	2,873
1,941	Series 2012-2, Class B, 2.750%, 02/15/18 (e)	1,958
3,516	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	3,523
2,888	Series 2012-3, Class B, 2.280%, 09/17/18 (e)	2,909
5,501	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	5,523
2,360	Series 2014-1, Class A, 1.140%, 03/12/18 (e)	2,361
30,460	Series 2014-2, Class A, 0.990%, 10/10/17 (e)	30,449
7,092	Series 2014-2, Class B, 2.260%, 03/10/20 (e)	7,102
	AmeriCredit Automobile Receivables Trust,
1,282	Series 2011-4, Class A3, 1.170%, 05/09/16	1,282
3,379	Series 2011-5, Class A3, 1.550%, 07/08/16	3,384
979	Series 2012-1, Class A3, 1.230%, 09/08/16	980
1,528	Series 2012-2, Class A3, 1.050%, 10/11/16	1,530
3,058	Series 2012-3, Class A3, 0.960%, 01/09/17	3,065
456	Series 2012-4, Class A2, 0.490%, 04/08/16	456
1,663	Series 2012-5, Class A2, 0.510%, 01/08/16	1,664
2,950	Series 2012-5, Class A3, 0.620%, 06/08/17	2,953
3,091	Series 2013-1, Class A2, 0.490%, 06/08/16	3,091
1,187	Series 2013-1, Class A3, 0.610%, 10/10/17	1,188
3,500	Series 2013-5, Class A3, 0.900%, 09/10/18	3,509
124	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 4.635%, 01/25/34	124
2,595	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	2,594
	AXIS Equipment Finance Receivables II LLC,
4,814	Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	4,817
3,671	Series 2013-1A, Class B, 2.850%, 12/20/17 (e)	3,680
3,177	Bank of America Auto Trust, Series 2012- 1, Class A3, 0.780%, 06/15/16	3,181
16,410	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	16,482
779	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.520%, 04/25/36	746
	BMW Vehicle Lease Trust,
377	Series 2012-1, Class A3, 0.750%, 02/20/15	377
2,989	Series 2013-1, Class A3, 0.540%, 09/21/15	2,992
2,036	BMW Vehicle Owner Trust, Series 2013- A, Class A3, 0.670%, 11/27/17	2,039
6,626	BXG Receivables Note Trust, Series 2012- A, Class A, 2.660%, 12/02/27 (e)	6,619
6,816	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	6,919
8,224	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	8,265
11,416	Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.620%, 07/20/16	11,422

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	CarFinance Capital Auto Trust,
566	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	567
1,494	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	1,512
2,062	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	2,069
12,678	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	12,659
2,250	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	2,253
22,447	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.176%, 10/15/21 (e)	22,447
	CarMax Auto Owner Trust,
8,299	Series 2011-1, Class A4, 2.160%, 09/15/16	8,370
1,624	Series 2013-1, Class A3, 0.600%, 10/16/17	1,626
4,400	Series 2013-4, Class A3, 0.800%, 07/16/18	4,402
2,612	Series 2013-4, Class A4, 1.280%, 05/15/19	2,615
9,261	Series 2014-2, Class A3, 0.980%, 01/15/19	9,276
	Carnow Auto Receivables Trust,
849	Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	849
3,923	Series 2013-1A, Class B, 1.970%, 11/15/17 (e)	3,927
	Chase Funding Trust,
2,696	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	2,817
3,811	Series 2003-6, Class 1A5, SUB, 5.311%, 11/25/34	3,930
7,042	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	7,117
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,191
2,091	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.848%, 08/25/33	2,039
852	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.530%, 12/25/33	813
	CNH Equipment Trust,
3,479	Series 2011-A, Class A4, 2.040%, 10/17/16	3,507
2,563	Series 2012-A, Class A3, 0.940%, 05/15/17	2,569
176	Series 2012-C, Class A2, 0.440%, 02/16/16	176
	Concord Funding Co. LLC,
26,904	Series 2012-2, Class A, 3.145%, 01/15/17 (e)	26,904
12,555	Series 2013-1, Class A, 2.420%, 02/15/15 (e)	12,437
8,799	Conix Mortgage Asset Trust, Series 2013- 1, Class A, VAR, 4.704%, 12/25/47 (e) (i)	8,903
	Countrywide Asset-Backed Certificates,
431	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	418
10	Series 2004-1, Class 3A, VAR, 0.710%, 04/25/34	9
1,093	Series 2004-1, Class M1, VAR, 0.900%, 03/25/34	1,043
125	Series 2004-1, Class M2, VAR, 0.975%, 03/25/34	120
955	Series 2004-6, Class M1, VAR, 0.750%, 10/25/34	909
	CPS Auto Receivables Trust,
1,285	Series 2011-B, Class A, 3.680%, 09/17/18 (e)	1,314
4,669	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	4,802
2,505	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	2,546
11,309	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	11,465
7,602	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	7,595
8,350	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	8,396
14,856	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	14,910
13,024	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	13,005
	CPS Auto Trust,
8,148	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	8,213
4,473	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	4,489
	Credit Acceptance Auto Loan Trust,
684	Series 2011-1, Class A, 2.610%, 03/15/19 (e)	686
3,118	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	3,138

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
9,767		Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	9,820
141		CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.460%, 11/25/35	141
		Exeter Automobile Receivables Trust,
3,576		Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	3,582
895		Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	896
4,083		Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	4,101
14,030		Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	14,072
11,615		Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	11,615
2,595		Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	2,594
		First Investors Auto Owner Trust,
4,903		Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	4,926
3,372		Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	3,380
		Flagship Credit Auto Trust,
7,503		Series 2013-1, Class A, 1.320%, 04/16/18 (e)	7,517
8,379		Series 2013-2, Class A, 1.940%, 01/15/19 (e)	8,412
13,525		Series 2014-1, Class A, 1.210%, 04/15/19 (e)	13,500
2,220		Series 2014-1, Class B, 2.550%, 02/18/20 (e)	2,228
1,826		Ford Credit Auto Lease Trust, Series 2014- A, Class A2A, 0.500%, 10/15/16	1,826
9,992		Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.531%, 01/15/18	10,009
		Freedom Trust,
6,006		Series 2011-2, Class A11, VAR, 4.202%, 08/01/46 (e)	6,150
1,879		Series 2012-1, Class A19, VAR, 6.000%, 09/25/41 (e) (i)	1,912
6,811		Series 2012-2, Class A24, VAR, 3.000%, 10/26/42 (e) (i)	6,926
		FRT Trust,
3,217		Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e) (i)	3,244
4,821		Series 2013-1A, Class A2N, SUB, 5.000%, 10/25/33 (e) (i)	4,725
1,192		Series 2013-1A, Class AR, SUB, 4.210%, 10/25/18 (e) (i)	1,196
602		GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	594
		GE Equipment Midticket LLC,
9,557		Series 2012-1, Class A3, 0.600%, 05/23/16	9,563
3,767		Series 2012-1, Class A4, 0.780%, 09/22/20	3,767
8,867		GM Financial Automobile Leasing Trust, Series 2014-1A, Class A2, 0.610%, 07/20/16 (e)	8,868
		GMAT Trust,
9,362		Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	9,376
8,306		Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	8,332
–	(h)	GSAA Home Equity Trust, Series 2006-3, Class A1, VAR, 0.230%, 03/25/36	—	(h)
		HLSS Servicer Advance Receivables Backed Notes,
25,644		Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	25,657
3,020		Series 2013-T3, Class C3, 2.388%, 05/15/46 (e)	2,979
9,905		Series 2013-T7, Class A7, 1.981%, 11/15/46 (e)	9,945
		HLSS Servicer Advance Receivables Trust,
10,906		Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	10,998
12,879		Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	12,893
5,903		Series 2014-T1, Class AT1, 1.244%, 01/17/45 (e)	5,912
8,863		Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	8,941
892		Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.350%, 03/25/36	666
		Honda Auto Receivables Owner Trust,
2,194		Series 2011-1, Class A4, 1.800%, 04/17/17	2,195
3,028		Series 2012-1, Class A4, 0.970%, 04/16/18	3,044
5,575		Series 2013-4, Class A3, 0.690%, 09/18/17	5,587
700		Series 2013-4, Class A4, 1.040%, 02/18/20	702
7,444		Series 2014-2, Class A3, 0.770%, 03/19/18	7,393

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	HSBC Home Equity Loan Trust USA,
2,698	Series 2006-1, Class A1, VAR, 0.309%, 01/20/36	2,680
1,146	Series 2006-2, Class A1, VAR, 0.299%, 03/20/36	1,136
479	Series 2007-1, Class AS, VAR, 0.349%, 03/20/36	474
6,166	Series 2007-3, Class APT, VAR, 1.349%, 11/20/36	6,175
	Huntington Auto Trust,
1,374	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	1,375
7,712	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	7,769
3,101	Series 2012-1, Class A3, 0.810%, 09/15/16	3,107
	Hyundai Auto Receivables Trust,
3,724	Series 2010-B, Class A4, 1.630%, 03/15/17	3,749
4,468	Series 2011-B, Class A4, 1.650%, 02/15/17	4,488
9,118	Series 2014-B, Class A3, 0.900%, 12/17/18	9,132
	John Deere Owner Trust,
2,490	Series 2011-A, Class A4, 1.960%, 04/16/18	2,492
5,866	Series 2012-B, Class A4, 0.690%, 01/15/19	5,874
7,800	Series 2014-A, Class A2, 0.450%, 09/15/16	7,801
	KGS-Alpha Capital Markets LP,
147,599	IO, VAR, 9.869%, 08/25/38	5,696
63,565	Series 2012-3, 3.159%, 09/25/26	1,669
192,209	Series 2012-4, VAR, 9.342%, 09/25/37	9,250
84,884	Series 2013-2, VAR, 4.096%, 03/25/39	4,907
3,461	Kondaur Mortgage Asset Trust LLC, Series 2013-1, Class A, VAR, 4.458%, 08/25/52 (e)	3,481
3,253	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.500%, 07/25/34 (e)	3,241
	Long Beach Mortgage Loan Trust,
5,022	Series 2004-1, Class M1, VAR, 0.900%, 02/25/34	4,727
1,180	Series 2004-3, Class M1, VAR, 1.005%, 07/25/34	1,135
969	Series 2006-WL2, Class 2A3, VAR, 0.350%, 01/25/36	906
	LV Tower 52 Issuer LLC,
20,532	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	20,617
11,491	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	11,491
6,416	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	6,413
4,443	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class M2, VAR, 2.400%, 03/25/32	4,439
9,750	Mid-State Capital Corp. Trust, Series 2006- 1, Class M1, 6.083%, 10/15/40 (e)	10,050
	Mid-State Capital Trust,
5,068	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	5,216
9,122	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	9,464
19,102	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	19,285
	Nationstar Agency Advance Funding Trust,
10,674	Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	10,655
3,544	Series 2013-T1A, Class BT1, 1.246%, 02/15/45 (e)	3,540
1,000	Series 2013-T1A, Class CT1, 1.743%, 02/15/45 (e)	1,001
3,313	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	3,249
653	Series 2013-T2A, Class BT2, 2.487%, 02/18/48 (e)	649
9,596	Nationstar Mortgage Advance Receivable Trust, Series 2013-T2A, Class A2, 1.679%, 06/20/46 (e)	9,609
2,733	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	2,734
3,533	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	3,646
20,947	New Residential Advance Receivables Trust, Series 2014-T1, Class A1, 1.274%, 03/15/45 (e)	20,951
1,425	Nissan Auto Lease Trust, Series 2013-B, Class A3, 0.750%, 06/15/16	1,428
	Nissan Auto Receivables Owner Trust,
2,985	Series 2012-A, Class A4, 1.000%, 07/16/18	3,005
2,876	Series 2014-A, Class A2, 0.420%, 11/15/16	2,876

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
13,578	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	13,558
	NYMT Residential LLC,
27,000	Series 2012-RP1A, Class NOTE, VAR, 4.250%, 12/25/17 (e) (i)	27,000
13,130	Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	13,130
15,613	OnDeck Asset Securitization Trust, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	15,687
	OneMain Financial Issuance Trust,
25,443	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	25,443
3,571	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	3,575
182	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 0.990%, 02/25/33	169
10,067	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004- MCW1, Class M1, VAR, 1.087%, 10/25/34	9,995
2,051	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	2,046
6,412	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	6,412
7,000	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	7,026
	RAMP Trust,
3,638	Series 2004-RS11, Class M1, VAR, 1.080%, 11/25/34	3,586
3,913	Series 2005-EFC5, Class A3, VAR, 0.490%, 10/25/35	3,877
18,550	Series 2006-RZ1, Class A3, VAR, 0.450%, 03/25/36	17,656
	RASC Trust,
50	Series 2002-KS4, Class AIIB, VAR, 0.650%, 07/25/32	42
65	Series 2003-KS5, Class AIIB, VAR, 0.730%, 07/25/33	58
74	Series 2003-KS9, Class A2B, VAR, 0.790%, 11/25/33	61
10,613	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	10,750
	Real Estate Asset Trust,
6,505	Series 2013-1A, Class A1, VAR, 3.230%, 05/25/52 (e) (i)	6,505
4,000	Series 2013-1A, Class A2, VAR, 5.926%, 05/25/52 (e) (i)	4,000
99	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	54
	RMAT,
4,478	Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	4,497
4,000	Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	4,092
594	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	583
	Santander Drive Auto Receivables Trust,
3,305	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	3,308
872	Series 2011-1, Class B, 2.350%, 11/16/15	873
463	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	464
339	Series 2012-2, Class A3, 1.220%, 12/15/15	339
1,139	Series 2012-3, Class A3, 1.080%, 04/15/16	1,140
2,740	Series 2012-5, Class A3, 0.830%, 12/15/16	2,743
2,713	Series 2012-6, Class A3, 0.620%, 07/15/16	2,714
55	Series 2013-1, Class A2, 0.480%, 02/16/16	55
2,490	Saxon Asset Securities Trust, Series 2003- 1, Class AF6, SUB, 4.795%, 06/25/33	2,519
770	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.517%, 01/25/36	509
	SNAAC Auto Receivables Trust,
1,849	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	1,851
7,791	Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	7,785
	SpringCastle America Funding LLC,
21,524	Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	21,703
29,556	Series 2013-1A, Class B, 4.000%, 12/03/24 (e)	29,556
	Springleaf Funding Trust,
55,153	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	55,503
4,484	Series 2013-BA, Class A, 3.920%, 01/16/23 (e)	4,604
8,480	Series 2013-BA, Class B, 4.820%, 01/16/23 (e)	8,782

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
56,925	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	57,045
3,616	Series 2014-AA, Class B, 3.450%, 12/15/22 (e)	3,626
	Stanwich Mortgage Loan Co. LLC,
4,839	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	4,848
1,135	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e)	1,135
16,139	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	16,277
20,000	Station Place Securitization Trust, Series 2013-1, VAR, 1.424%, 02/25/15	20,000
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
1,209	Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	1,272
720	Series 2002-AL1, Class A2, 3.450%, 02/25/32	717
1,896	Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,872
2,969	Series 2004-6XS, Class A5A, SUB, 5.530%, 03/25/34	3,075
2,375	Series 2004-6XS, Class A5B, SUB, 5.550%, 03/25/34	2,465
	Toyota Auto Receivables Owner Trust,
1,322	Series 2011-A, Class A4, 1.560%, 05/15/15	1,324
8,652	Series 2014-A, Class A2, 0.410%, 08/15/16	8,653
22,321	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.551%, 10/15/15 (e)	22,516
14,574	U.S. Residential Opportunity Fund Trust, Series 2014-1A, Class NOTE, SUB, 3.466%, 03/25/34 (e)	14,661
3,847	USAA Auto Owner Trust, Series 2014-1, Class A2, 0.380%, 10/17/16	3,847
5,620	Volkswagen Auto Lease Trust, Series 2012-A, Class A3, 0.870%, 07/20/15	5,628
12,185	VOLT NPL IX LLC, Series 2013-NPL3, Class A1, SUB, 4.250%, 04/25/53 (e)	12,256
4,659	VOLT NPL X LLC, Series 2013-NPL4, Class A1, SUB, 3.088%, 11/25/53 (e)	4,695
10,935	VOLT RLF XII Trust, Series 2013-RLF1, Class A1, SUB, 4.213%, 04/25/52 (e)	11,001
17,510	VOLT XIX LLC, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	17,619
19,819	VOLT XV LLC, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	19,819
	VOLT XX LLC,
29,068	Series 2013-NPL6, Class A1, SUB, 3.625%, 03/25/54 (e)	29,250
6,797	Series 2013-NPL6, Class A2, SUB, 5.250%, 03/25/54 (e)	6,801
24,080	VOLT XXI LLC, Series 2013-NPL7, Class A1, SUB, 3.625%, 11/25/53 (e)	24,207
23,437	VOLT XXII LLC, Series 2014-NPL1, Class A1, SUB, 3.625%, 10/27/53 (e)	23,580
23,414	VOLT XXIII LLC, Series 2014-NPL2, Class A1, SUB, 3.625%, 11/25/53 (e)	23,560
78,137	VOLT XXIV LLC, Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	78,332
	Westgate Resorts LLC,
8,315	Series 2012-1, Class A, 4.500%, 09/20/25 (e)	8,411
8,917	Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	8,992
5,885	Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	5,914
	World Omni Auto Receivables Trust,
2,910	Series 2013-B, Class A3, 0.830%, 08/15/18	2,914
1,398	Series 2013-B, Class A4, 1.320%, 01/15/20	1,403
1,464	World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/15	1,466

	Total Asset-Backed Securities (Cost $1,690,347)	1,701,599

Collateralized Mortgage Obligations — 24.2%
	Agency CMO — 17.5%
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
276	Series 8, Class ZA, 7.000%, 03/25/23	309
173	Series 24, Class ZE, 6.250%, 11/25/23	192
1,268	Series 29, Class L, 7.500%, 04/25/24	1,448
	Federal Home Loan Mortgage Corp. Reference REMIC,
9,774	Series R006, Class ZA, 6.000%, 04/15/36	10,682
13,493	Series R007, Class ZA, 6.000%, 05/15/36	15,142
	Federal Home Loan Mortgage Corp. REMIC,
19	Series 11, Class D, 9.500%, 07/15/19	20
12	Series 22, Class C, 9.500%, 04/15/20	13
19	Series 23, Class F, 9.600%, 04/15/20	21

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
6		Series 46, Class B, 7.800%, 09/15/20	6
3		Series 47, Class F, 10.000%, 06/15/20	3
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
11		Series 99, Class Z, 9.500%, 01/15/21	12
35		Series 114, Class H, 6.950%, 01/15/21	38
–	(h)	Series 204, Class E, HB, IF, 1,858.391%, 05/15/23	7
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
8		Series 1065, Class J, 9.000%, 04/15/21	9
3		Series 1079, Class S, HB, IF, 33.486%, 05/15/21	6
8		Series 1084, Class F, VAR, 1.101%, 05/15/21	8
5		Series 1084, Class S, HB, IF, 44.545%, 05/15/21	10
10		Series 1116, Class I, 5.500%, 08/15/21	11
47		Series 1144, Class KB, 8.500%, 09/15/21	53
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
–	(h)	Series 1196, Class B, HB, IF, 1,181.260%, 01/15/22	10
23		Series 1206, Class IA, 7.000%, 03/15/22	25
31		Series 1250, Class J, 7.000%, 05/15/22	35
79		Series 1343, Class LA, 8.000%, 08/15/22	93
32		Series 1343, Class LB, 7.500%, 08/15/22	37
55		Series 1370, Class JA, VAR, 1.301%, 09/15/22	56
56		Series 1455, Class WB, IF, 4.599%, 12/15/22	59
486		Series 1466, Class PZ, 7.500%, 02/15/23	549
7		Series 1470, Class F, VAR, 1.701%, 02/15/23	7
86		Series 1491, Class I, 7.500%, 04/15/23	97
279		Series 1498, Class I, VAR, 1.301%, 04/15/23	286
405		Series 1502, Class PX, 7.000%, 04/15/23	451
49		Series 1505, Class Q, 7.000%, 05/15/23	54
200		Series 1518, Class G, IF, 8.875%, 05/15/23	235
37		Series 1541, Class M, HB, IF, 24.720%, 07/15/23	61
176		Series 1541, Class O, VAR, 1.960%, 07/15/23	172
11		Series 1570, Class F, VAR, 2.201%, 08/15/23	11
386		Series 1573, Class PZ, 7.000%, 09/15/23	435
219		Series 1591, Class PV, 6.250%, 10/15/23	241
46		Series 1602, Class SA, HB, IF, 22.259%, 10/15/23	83
1,210		Series 1608, Class L, 6.500%, 09/15/23	1,330
139		Series 1609, Class LG, IF, 17.006%, 11/15/23	150
473		Series 1642, Class PJ, 6.000%, 11/15/23	529
192		Series 1658, Class GZ, 7.000%, 01/15/24	218
14		Series 1671, Class L, 7.000%, 02/15/24	16
19		Series 1671, Class QC, IF, 10.000%, 02/15/24	24
19		Series 1686, Class SH, IF, 18.898%, 02/15/24	28
161		Series 1695, Class EB, 7.000%, 03/15/24	183
32		Series 1699, Class FC, VAR, 0.751%, 03/15/24	33
221		Series 1700, Class GA, PO, 02/15/24	217
887		Series 1706, Class K, 7.000%, 03/15/24	1,002
15		Series 1709, Class FA, VAR, 1.820%, 03/15/24	15
610		Series 1720, Class PL, 7.500%, 04/15/24	700
562		Series 1737, Class L, 6.000%, 06/15/24	628
92		Series 1745, Class D, 7.500%, 08/15/24	106
451		Series 1798, Class F, 5.000%, 05/15/23	491
9		Series 1807, Class G, 9.000%, 10/15/20	10
93		Series 1829, Class ZB, 6.500%, 03/15/26	103
618		Series 1863, Class Z, 6.500%, 07/15/26	684
52		Series 1865, Class D, PO, 02/15/24	46
73		Series 1890, Class H, 7.500%, 09/15/26	85
182		Series 1899, Class ZE, 8.000%, 09/15/26	213
482		Series 1927, Class PH, 7.500%, 01/15/27	556
396		Series 1927, Class ZA, 6.500%, 01/15/27	441
12		Series 1935, Class FL, VAR, 0.851%, 02/15/27	12
154		Series 1963, Class Z, 7.500%, 01/15/27	178
21		Series 1970, Class PG, 7.250%, 07/15/27	25
416		Series 1981, Class Z, 6.000%, 05/15/27	465
255		Series 1983, Class Z, 6.500%, 12/15/23	284
170		Series 1987, Class PE, 7.500%, 09/15/27	189
255		Series 2019, Class Z, 6.500%, 12/15/27	289
926		Series 2033, Class J, 5.600%, 06/15/23	997

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
106	Series 2033, Class SN, HB, IF, 28.282%, 03/15/24	54
287	Series 2038, Class PN, IO, 7.000%, 03/15/28	62
826	Series 2040, Class PE, 7.500%, 03/15/28	953
347	Series 2054, Class PV, 7.500%, 05/15/28	400
74	Series 2056, Class TD, 6.500%, 05/15/18	79
451	Series 2063, Class PG, 6.500%, 06/15/28	506
75	Series 2064, Class TE, 7.000%, 06/15/28	86
217	Series 2070, Class C, 6.000%, 07/15/28	230
929	Series 2075, Class PH, 6.500%, 08/15/28	1,047
995	Series 2075, Class PM, 6.250%, 08/15/28	1,125
199	Series 2086, Class GB, 6.000%, 09/15/28	224
356	Series 2089, Class PJ, IO, 7.000%, 10/15/28	70
845	Series 2095, Class PE, 6.000%, 11/15/28	938
1,476	Series 2106, Class ZD, 6.000%, 12/15/28	1,665
2,192	Series 2110, Class PG, 6.000%, 01/15/29	2,441
448	Series 2125, Class JZ, 6.000%, 02/15/29	499
2,171	Series 2126, Class CB, 6.250%, 02/15/29	2,420
60	Series 2132, Class SB, HB, IF, 29.894%, 03/15/29	107
35	Series 2134, Class PI, IO, 6.500%, 03/15/19	4
36	Series 2141, Class IO, IO, 7.000%, 04/15/29	8
132	Series 2163, Class PC, IO, 7.500%, 06/15/29	27
1,902	Series 2169, Class TB, 7.000%, 06/15/29	2,191
766	Series 2172, Class QC, 7.000%, 07/15/29	869
457	Series 2176, Class OJ, 7.000%, 08/15/29	530
3	Series 2196, Class TL, 7.500%, 11/15/29	3
399	Series 2201, Class C, 8.000%, 11/15/29	467
993	Series 2208, Class PG, 7.000%, 01/15/30	1,158
225	Series 2209, Class TC, 8.000%, 01/15/30	272
729	Series 2210, Class Z, 8.000%, 01/15/30	847
146	Series 2224, Class CB, 8.000%, 03/15/30	176
234	Series 2230, Class Z, 8.000%, 04/15/30	276
171	Series 2234, Class PZ, 7.500%, 05/15/30	199
143	Series 2247, Class Z, 7.500%, 08/15/30	167
398	Series 2256, Class MC, 7.250%, 09/15/30	459
660	Series 2259, Class ZM, 7.000%, 10/15/30	762
12	Series 2261, Class ZY, 7.500%, 10/15/30	14
50	Series 2262, Class Z, 7.500%, 10/15/30	58
701	Series 2271, Class PC, 7.250%, 12/15/30	810
777	Series 2283, Class K, 6.500%, 12/15/23	871
308	Series 2296, Class PD, 7.000%, 03/15/31	356
118	Series 2306, Class K, PO, 05/15/24	114
283	Series 2306, Class SE, IF, IO, 7.930%, 05/15/24	54
195	Series 2313, Class LA, 6.500%, 05/15/31	220
382	Series 2325, Class PM, 7.000%, 06/15/31	411
768	Series 2332, Class ZH, 7.000%, 07/15/31	881
106	Series 2333, Class HC, 6.000%, 07/15/31	105
4,107	Series 2344, Class ZD, 6.500%, 08/15/31	4,726
416	Series 2344, Class ZJ, 6.500%, 08/15/31	473
382	Series 2345, Class NE, 6.500%, 08/15/31	431
209	Series 2345, Class PQ, 6.500%, 08/15/16	220
114	Series 2347, Class VP, 6.500%, 03/15/20	123
427	Series 2351, Class PZ, 6.500%, 08/15/31	482
563	Series 2353, Class TD, 6.000%, 09/15/16	590
182	Series 2355, Class BP, 6.000%, 09/15/16	189
58	Series 2359, Class PM, 6.000%, 09/15/16	61
775	Series 2359, Class ZB, 8.500%, 06/15/31	935
269	Series 2360, Class PG, 6.000%, 09/15/16	281
47	Series 2363, Class PF, 6.000%, 09/15/16	48
147	Series 2366, Class MD, 6.000%, 10/15/16	153
380	Series 2367, Class ME, 6.500%, 10/15/31	421
379	Series 2388, Class FB, VAR, 0.751%, 01/15/29	385
387	Series 2391, Class QR, 5.500%, 12/15/16	402
130	Series 2394, Class MC, 6.000%, 12/15/16	136

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
413	Series 2399, Class OH, 6.500%, 01/15/32	470
732	Series 2399, Class TH, 6.500%, 01/15/32	790
828	Series 2410, Class NG, 6.500%, 02/15/32	941
503	Series 2410, Class OE, 6.375%, 02/15/32	543
914	Series 2410, Class QS, IF, 19.107%, 02/15/32	1,426
336	Series 2410, Class QX, IF, IO, 8.499%, 02/15/32	88
889	Series 2412, Class SP, IF, 15.798%, 02/15/32	1,194
2,171	Series 2418, Class FO, VAR, 1.051%, 02/15/32	2,219
797	Series 2420, Class XK, 6.500%, 02/15/32	908
628	Series 2423, Class MC, 7.000%, 03/15/32	726
836	Series 2423, Class MT, 7.000%, 03/15/32	968
905	Series 2423, Class TB, 6.500%, 03/15/32	1,020
139	Series 2425, Class OB, 6.000%, 03/15/17	147
1,131	Series 2430, Class WF, 6.500%, 03/15/32	1,280
1,457	Series 2434, Class TC, 7.000%, 04/15/32	1,638
2,711	Series 2434, Class ZA, 6.500%, 04/15/32	3,043
1,612	Series 2435, Class CJ, 6.500%, 04/15/32	1,766
573	Series 2436, Class MC, 7.000%, 04/15/32	649
274	Series 2441, Class GF, 6.500%, 04/15/32	310
702	Series 2444, Class ES, IF, IO, 7.799%, 03/15/32	177
606	Series 2450, Class GZ, 7.000%, 05/15/32	697
458	Series 2450, Class SW, IF, IO, 7.849%, 03/15/32	118
1,046	Series 2455, Class GK, 6.500%, 05/15/32	1,181
74	Series 2458, Class QE, 5.500%, 06/15/17	76
819	Series 2458, Class ZM, 6.500%, 06/15/32	923
418	Series 2463, Class CE, 6.000%, 06/15/17	436
616	Series 2466, Class DH, 6.500%, 06/15/32	696
1,177	Series 2466, Class PH, 6.500%, 06/15/32	1,282
825	Series 2474, Class NR, 6.500%, 07/15/32	932
1,797	Series 2475, Class S, IF, IO, 7.849%, 02/15/32	442
1,250	Series 2484, Class LZ, 6.500%, 07/15/32	1,417
71	Series 2488, Class WS, IF, 16.388%, 08/15/17	79
1,591	Series 2500, Class MC, 6.000%, 09/15/32	1,783
185	Series 2508, Class AQ, 5.500%, 10/15/17	196
1,694	Series 2512, Class PG, 5.500%, 10/15/22	1,863
119	Series 2515, Class MG, 4.000%, 09/15/17	120
574	Series 2535, Class BK, 5.500%, 12/15/22	633
850	Series 2537, Class TE, 5.500%, 12/15/17	902
444	Series 2543, Class LX, 5.000%, 12/15/17	468
2,344	Series 2543, Class YX, 6.000%, 12/15/32	2,611
1,127	Series 2544, Class HC, 6.000%, 12/15/32	1,256
627	Series 2549, Class ZG, 5.000%, 01/15/18	656
1,420	Series 2552, Class ME, 6.000%, 01/15/33	1,582
1,207	Series 2567, Class QD, 6.000%, 02/15/33	1,336
1,166	Series 2571, Class FY, VAR, 0.901%, 12/15/32	1,189
157	Series 2571, Class SK, HB, IF, 33.848%, 09/15/23	291
687	Series 2571, Class SY, IF, 18.237%, 12/15/32	1,085
5,682	Series 2575, Class ME, 6.000%, 02/15/33	6,327
1,270	Series 2586, Class HD, 5.500%, 03/15/23	1,443
587	Series 2586, Class WI, IO, 6.500%, 03/15/33	120
1,273	Series 2595, Class HC, 5.500%, 04/15/23	1,419
967	Series 2596, Class QG, 6.000%, 03/15/33	1,069
401	Series 2611, Class UH, 4.500%, 05/15/18	422

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
593	Series 2626, Class NS, IF, IO, 6.399%, 06/15/23	47
288	Series 2629, Class BY, IO, 4.500%, 03/15/18	7
2,056	Series 2631, Class SA, IF, 14.573%, 06/15/33	2,602
3,347	Series 2636, Class Z, 4.500%, 06/15/18	3,520
515	Series 2637, Class SA, IF, IO, 5.949%, 06/15/18	40
116	Series 2638, Class DS, IF, 8.449%, 07/15/23	133
4	Series 2642, Class SL, IF, 6.724%, 07/15/33	4
227	Series 2650, Class PO, PO, 12/15/32	226
1,230	Series 2650, Class SO, PO, 12/15/32	1,218
3,094	Series 2651, Class VZ, 4.500%, 07/15/18	3,258
7,853	Series 2653, Class PZ, 5.000%, 07/15/33	8,851
623	Series 2655, Class EO, PO, 02/15/33	623
646	Series 2671, Class S, IF, 14.481%, 09/15/33	821
3,226	Series 2684, Class PO, PO, 01/15/33	3,223
510	Series 2692, Class SC, IF, 12.984%, 07/15/33	608
44	Series 2696, Class CO, PO, 10/15/18	44
4,484	Series 2709, Class PG, 5.000%, 11/15/23	4,970
1,505	Series 2710, Class HB, 5.500%, 11/15/23	1,657
423	Series 2715, Class OG, 5.000%, 01/15/23	429
626	Series 2720, Class PC, 5.000%, 12/15/23	676
4,484	Series 2722, Class PF, VAR, 0.751%, 12/15/33	4,535
9,421	Series 2733, Class SB, IF, 7.874%, 10/15/33	10,768
664	Series 2744, Class PE, 5.500%, 02/15/34	709
1,463	Series 2744, Class TU, 5.500%, 05/15/32	1,533
852	Series 2748, Class KO, PO, 10/15/23	851
1,313	Series 2758, Class AO, PO, 03/15/19	1,311
336	Series 2777, Class KO, PO, 02/15/33	336
53	Series 2780, Class JG, 4.500%, 04/15/19	55
353	Series 2780, Class SY, IF, 16.168%, 11/15/33	475
4,963	Series 2802, Class OH, 6.000%, 05/15/34	5,496
527	Series 2835, Class BO, PO, 12/15/28	525
173	Series 2835, Class QO, PO, 12/15/32	159
64	Series 2840, Class JO, PO, 06/15/23	64
1,761	Series 2903, Class Z, 5.000%, 12/15/24	1,905
983	Series 2929, Class MS, HB, IF, 27.495%, 02/15/35	1,603
5,122	Series 2934, Class EC, PO, 02/15/20	5,093
28	Series 2934, Class EN, PO, 02/15/18	28
1,526	Series 2934, Class HI, IO, 5.000%, 02/15/20	144
989	Series 2934, Class KI, IO, 5.000%, 02/15/20	92
493	Series 2945, Class SA, IF, 12.022%, 03/15/20	523
475	Series 2967, Class S, HB, IF, 32.994%, 04/15/25	803
9,187	Series 2968, Class EH, 6.000%, 04/15/35	10,647
2,280	Series 2968, Class MD, 5.500%, 12/15/33	2,401
1,566	Series 2981, Class FA, VAR, 0.551%, 05/15/35	1,573
1,512	Series 2988, Class AF, VAR, 0.451%, 06/15/35	1,508
88	Series 2989, Class PO, PO, 06/15/23	88
866	Series 2990, Class GO, PO, 02/15/35	755
3,035	Series 2990, Class LK, VAR, 0.521%, 10/15/34	3,036
1,962	Series 2990, Class SL, HB, IF, 23.939%, 06/15/34	2,805
415	Series 2990, Class WP, IF, 16.638%, 06/15/35	499
4,484	Series 2992, Class LB, 5.000%, 06/15/20	4,847
46	Series 3007, Class AI, IO, 5.500%, 07/15/24	1
95	Series 3014, Class OD, PO, 08/15/35	80
302	Series 3022, Class SX, IF, 16.497%, 08/15/25	398
901	Series 3029, Class SO, PO, 09/15/35	839
100	Series 3047, Class OB, 5.500%, 12/15/33	100
7,222	Series 3049, Class XF, VAR, 0.501%, 05/15/33	7,222
535	Series 3051, Class DP, HB, IF, 27.363%, 10/15/25	852
943	Series 3064, Class SG, IF, 19.496%, 11/15/35	1,309
3,778	Series 3065, Class DF, VAR, 0.531%, 04/15/35	3,783

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
135	Series 3068, Class AO, PO, 01/15/35	135
1,670	Series 3077, Class TO, PO, 04/15/35	1,603
1,864	Series 3085, Class WF, VAR, 0.951%, 08/15/35	1,894
3,891	Series 3101, Class UZ, 6.000%, 01/15/36	4,307
356	Series 3102, Class HS, HB, IF, 24.013%, 01/15/36	536
3,615	Series 3117, Class AO, PO, 02/15/36	3,465
739	Series 3117, Class EO, PO, 02/15/36	690
1,175	Series 3117, Class OG, PO, 02/15/36	1,122
635	Series 3117, Class OK, PO, 02/15/36	591
2,228	Series 3122, Class OH, PO, 03/15/36	2,137
2,137	Series 3122, Class OP, PO, 03/15/36	2,059
16	Series 3122, Class ZB, 6.000%, 03/15/36	16
225	Series 3134, Class PO, PO, 03/15/36	210
2,288	Series 3137, Class XP, 6.000%, 04/15/36	2,533
1,176	Series 3138, Class PO, PO, 04/15/36	1,095
4,234	Series 3147, Class PO, PO, 04/15/36	4,052
126	Series 3149, Class SO, PO, 05/15/36	102
815	Series 3151, Class PO, PO, 05/15/36	782
1,515	Series 3153, Class EO, PO, 05/15/36	1,413
536	Series 3164, Class MG, 6.000%, 06/15/36	595
3,481	Series 3171, Class MO, PO, 06/15/36	3,295
603	Series 3174, Class PX, 5.000%, 06/15/17	618
728	Series 3179, Class OA, PO, 07/15/36	679
3,470	Series 3181, Class AZ, 6.500%, 07/15/36	4,002
540	Series 3184, Class OA, PO, 02/15/33	539
1,636	Series 3189, Class PC, 6.000%, 08/15/35	1,691
389	Series 3194, Class SA, IF, IO, 6.949%, 07/15/36	75
2,556	Series 3195, Class PD, 6.500%, 07/15/36	2,882
5,319	Series 3200, Class AY, 5.500%, 08/15/36	5,735
1,048	Series 3200, Class PO, PO, 08/15/36	980
13,904	Series 3202, Class HI, IF, IO, 6.499%, 08/15/36	2,334
657	Series 3213, Class OA, PO, 09/15/36	620
443	Series 3218, Class AO, PO, 09/15/36	417
3,375	Series 3218, Class BE, 6.000%, 09/15/35	3,503
2,442	Series 3219, Class DI, IO, 6.000%, 04/15/36	388
1,224	Series 3225, Class EO, PO, 10/15/36	1,144
1,341	Series 3232, Class ST, IF, IO, 6.549%, 10/15/36	201
345	Series 3233, Class OP, PO, 05/15/36	322
5,122	Series 3253, Class PO, PO, 12/15/21	5,115
586	Series 3256, Class PO, PO, 12/15/36	513
925	Series 3260, Class CS, IF, IO, 5.989%, 01/15/37	128
516	Series 3261, Class OA, PO, 01/15/37	475
2,533	Series 3274, Class B, 6.000%, 02/15/37	2,762
351	Series 3274, Class JO, PO, 02/15/37	324
1,535	Series 3275, Class FL, VAR, 0.591%, 02/15/37	1,538
4,932	Series 3284, Class CB, 5.000%, 03/15/22	5,475
695	Series 3286, Class PO, PO, 03/15/37	671
1,629	Series 3290, Class SB, IF, IO, 6.299%, 03/15/37	244
1,899	Series 3302, Class UT, 6.000%, 04/15/37	2,092
1,260	Series 3305, Class MG, IF, 2.371%, 07/15/34	1,263
5,248	Series 3315, Class HZ, 6.000%, 05/15/37	5,817
1,244	Series 3316, Class PO, PO, 05/15/37	1,168
87	Series 3318, Class AO, PO, 05/15/37	83
425	Series 3326, Class JO, PO, 06/15/37	411
3,937	Series 3329, Class JD, 6.000%, 06/15/36	4,164
683	Series 3331, Class PO, PO, 06/15/37	599
1,341	Series 3344, Class SL, IF, IO, 6.449%, 07/15/37	194
771	Series 3365, Class PO, PO, 09/15/37	724
484	Series 3371, Class FA, VAR, 0.751%, 09/15/37	490
710	Series 3373, Class TO, PO, 04/15/37	630
4,610	Series 3383, Class SA, IF, IO, 6.299%, 11/15/37	710
7,592	Series 3387, Class SA, IF, IO, 6.269%, 11/15/37	904
215	Series 3389, Class DQ, 5.750%, 10/15/35	220
2,308	Series 3393, Class JO, PO, 09/15/32	2,059
1,212	Series 3398, Class PO, PO, 01/15/36	1,210
8,504	Series 3404, Class SC, IF, IO, 5.849%, 01/15/38	1,138
363	Series 3422, Class SE, IF, 17.072%, 02/15/38	478
4,932	Series 3423, Class PB, 5.500%, 03/15/38	5,558

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,036	Series 3424, Class PI, IF, IO, 6.649%, 04/15/38	446
270	Series 3443, Class SY, IF, 9.000%, 03/15/37	324
3,785	Series 3453, Class B, 5.500%, 05/15/38	4,137
3,098	Series 3455, Class SE, IF, IO, 6.049%, 06/15/38	422
769	Series 3461, Class LZ, 6.000%, 06/15/38	849
7,667	Series 3461, Class Z, 6.000%, 06/15/38	8,801
6,393	Series 3481, Class SJ, IF, IO, 5.699%, 08/15/38	837
6,726	Series 3493, Class LA, 4.000%, 10/15/23	7,180
5,123	Series 3501, Class CB, 5.500%, 01/15/39	5,603
3,275	Series 3505, Class SA, IF, IO, 5.849%, 01/15/39	478
1,337	Series 3510, Class OD, PO, 02/15/37	1,268
3,171	Series 3511, Class SA, IF, IO, 5.849%, 02/15/39	468
287	Series 3515, Class PI, IO, 5.500%, 07/15/37	11
785	Series 3523, Class SD, IF, 19.247%, 06/15/36	1,081
3,750	Series 3531, Class SA, IF, IO, 6.149%, 05/15/39	507
2,560	Series 3531, Class SM, IF, IO, 5.949%, 05/15/39	326
1,787	Series 3546, Class A, VAR, 2.070%, 02/15/39	1,823
2,727	Series 3549, Class FA, VAR, 1.351%, 07/15/39	2,774
2,358	Series 3607, Class AO, PO, 04/15/36	2,185
4,320	Series 3607, Class BO, PO, 04/15/36	4,004
829	Series 3607, Class EO, PO, 02/15/33	829
3,993	Series 3607, Class OP, PO, 07/15/37	3,719
5,806	Series 3607, Class PO, PO, 05/15/37	4,995
2,662	Series 3607, Class TO, PO, 10/15/39	2,505
4,511	Series 3608, Class SC, IF, IO, 6.099%, 12/15/39	601
3,500	Series 3611, Class PO, PO, 07/15/34	3,243
1,794	Series 3614, Class QB, 4.000%, 12/15/24	1,905
3,016	Series 3621, Class BO, PO, 01/15/40	2,649
4,125	Series 3632, Class BS, IF, 16.996%, 02/15/40	5,961
1,899	Series 3645, Class KZ, 5.500%, 08/15/36	2,065
6,098	Series 3654, Class DC, 5.000%, 04/15/30	6,677
3,622	Series 3654, Class VB, 5.500%, 10/15/27	3,802
2,982	Series 3659, Class VE, 5.000%, 03/15/26	3,262
3,668	Series 3666, Class VA, 5.500%, 12/15/22	3,717
15,592	Series 3680, Class MA, 4.500%, 07/15/39	16,924
6,278	Series 3684, Class CY, 4.500%, 06/15/25	6,836
10,602	Series 3687, Class MA, 4.500%, 02/15/37	11,274
3,414	Series 3688, Class CU, VAR, 6.730%, 11/15/21	3,656
18,973	Series 3688, Class GT, VAR, 7.196%, 11/15/46	22,897
46,885	Series 3704, Class CT, 7.000%, 12/15/36	56,141
18,985	Series 3704, Class DT, 7.500%, 11/15/36	21,898
17,394	Series 3704, Class ET, 7.500%, 12/15/36	21,090
9,742	Series 3710, Class FL, VAR, 0.651%, 05/15/36	9,796
14,772	Series 3740, Class SB, IF, IO, 5.849%, 10/15/40	2,587
13,766	Series 3740, Class SC, IF, IO, 5.849%, 10/15/40	1,949
26,433	Series 3747, Class HI, IO, 4.500%, 07/15/37	2,659
5,127	Series 3756, Class IP, IO, 4.000%, 08/15/35	110
19,468	Series 3759, Class HI, IO, 4.000%, 08/15/37	2,233
13,074	Series 3760, Class GI, IO, 4.000%, 10/15/37	1,301
9,650	Series 3760, Class NI, IO, 4.000%, 10/15/37	845
10,449	Series 3779, Class IH, IO, 4.000%, 11/15/34	846
6,000	Series 3793, Class AB, 3.500%, 01/15/26	6,193
9,375	Series 3795, Class EI, IO, 5.000%, 10/15/39	1,443
1,536	Series 3798, Class BF, VAR, 0.451%, 06/15/24	1,540
5,339	Series 3800, Class AI, IO, 4.000%, 11/15/29	570

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
30,861	Series 3802, Class LS, IF, IO, 2.026%, 01/15/40	2,407
21,211	Series 3819, Class ZQ, 6.000%, 04/15/36	23,760
7,000	Series 3852, Class QN, IF, 5.500%, 05/15/41	7,479
16,865	Series 3852, Class TP, IF, 5.500%, 05/15/41	18,216
8,564	Series 3860, Class PZ, 5.000%, 05/15/41	9,384
3,217	Series 3895, Class WA, VAR, 5.713%, 10/15/38	3,529
7,969	Series 3920, Class LP, 5.000%, 01/15/34	8,777
17,846	Series 3957, Class B, 4.000%, 11/15/41	18,517
4,758	Series 3966, Class BF, VAR, 0.651%, 10/15/40	4,776
7,583	Series 3966, Class NA, 4.000%, 12/15/41	7,904
14,385	Series 3998, Class GF, VAR, 0.601%, 05/15/36	14,431
14,904	Series 4012, Class FN, VAR, 0.651%, 03/15/42	14,942
17,459	Series 4048, Class FB, VAR, 0.551%, 10/15/41	17,595
28,595	Series 4048, Class FJ, VAR, 0.552%, 07/15/37	28,464
4,533	Series 4073, Class MF, VAR, 0.601%, 08/15/39	4,560
7,826	Series 4077, Class FB, VAR, 0.651%, 07/15/42	7,880
13,679	Series 4087, Class FA, VAR, 0.601%, 05/15/39	13,765
9,635	Series 4095, Class FB, VAR, 0.551%, 04/15/39	9,619
1,794	Series 4217, Class KY, 3.000%, 06/15/43	1,642
10,217	Series 4219, Class JA, 3.500%, 08/15/39	10,516
4,297	Series 4238, Class WY, 3.000%, 08/15/33	4,066
	Federal Home Loan Mortgage Corp. STRIPS,
3	Series 134, Class B, IO, 9.000%, 04/01/22	1
1,721	Series 197, Class PO, PO, 04/01/28	1,612
4,017	Series 233, Class 11, IO, 5.000%, 09/15/35	675
3,324	Series 233, Class 12, IO, 5.000%, 09/15/35	555
6,309	Series 233, Class 13, IO, 5.000%, 09/15/35	1,046
13,594	Series 239, Class S30, IF, IO, 7.549%, 08/15/36	2,843
1,982	Series 243, Class 16, IO, 4.500%, 11/15/20	157
1,293	Series 243, Class 17, IO, 4.500%, 12/15/20	105
95,129	Series 262, Class 35, 3.500%, 07/15/42	97,678
37,894	Series 264, Class F1, VAR, 0.701%, 07/15/42	38,011
34,758	Series 267, Class F5, VAR, 0.651%, 08/15/42	34,768
15,496	Series 270, Class F1, VAR, 0.651%, 08/15/42	15,500
10,691	Series 274, Class F1, VAR, 0.651%, 08/15/42	10,710
27,463	Series 279, Class F6, VAR, 0.601%, 09/15/42	27,342
13,447	Series 281, Class F1, VAR, 0.651%, 10/15/42	13,443
8,320	Series 299, Class 300, 3.000%, 01/15/43	8,309
13,547	Series 310, Class PO, PO, 09/15/43	10,492
11,895	Series 326, Class F2, VAR, 0.701%, 03/15/44	11,996
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
890	Series T-41, Class 3A, VAR, 6.752%, 07/25/32	1,027
3,724	Series T-42, Class A5, 7.500%, 02/25/42	4,371
2,645	Series T-48, Class 1A, VAR, 5.776%, 07/25/33	3,026
555	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	669
3,436	Series T-54, Class 2A, 6.500%, 02/25/43	4,082
1,201	Series T-54, Class 3A, 7.000%, 02/25/43	1,463
8,320	Series T-56, Class A5, 5.231%, 05/25/43	9,031
894	Series T-57, Class 1A3, 7.500%, 07/25/43	1,074
344	Series T-57, Class 1AP, PO, 07/25/43	307
4,769	Series T-58, Class 4A, 7.500%, 09/25/43	5,704
415	Series T-58, Class APO, PO, 09/25/43	342
4,619	Series T-59, Class 1A2, 7.000%, 10/25/43	5,303
459	Series T-59, Class 1AP, PO, 10/25/43	410
9,001	Series T-62, Class 1A1, VAR, 1.324%, 10/25/44	9,206
22,398	Series T-76, Class 2A, VAR, 3.457%, 10/25/37	22,095

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
		Federal National Mortgage Association - ACES,
19,281		Series 2010-M1, Class A2, 4.450%, 09/25/19	21,534
7,174		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	7,929
6,016		Series 2010-M7, Class A2, 3.655%, 11/25/20	6,465
8,968		Series 2011-M1, Class A3, 3.763%, 06/25/21	9,600
7,770		Series 2011-M2, Class A2, 3.645%, 04/25/21	8,309
52,463		Series 2011-M2, Class A3, 3.764%, 04/25/21	56,057
28,877		Series 2011-M4, Class A2, 3.726%, 06/25/21	30,973
6,139		Series 2011-M8, Class A2, 2.922%, 08/25/21	6,271
16,324		Series 2012-M11, Class FA, VAR, 0.656%, 08/25/19	16,362
6,794		Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	6,827
6,457		Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	6,425
4,118		Series 2013-M13, Class A2, VAR, 2.540%, 04/25/23	4,006
11,791		Series 2013-M7, Class A2, 2.280%, 12/27/22	11,256
11,658		Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	11,209
16,876		Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	17,607
24,000		Series 2014-M3, Class A2, VAR, 3.477%, 01/25/24	25,062
7,409		Series 2014-M5, Class FA, VAR, 0.502%, 01/25/17	7,406
		Federal National Mortgage Association Grantor Trust,
1,508		Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	1,684
1,736		Series 2001-T10, Class A2, 7.500%, 12/25/41	2,018
1,900		Series 2001-T3, Class A1, 7.500%, 11/25/40	2,233
2,034		Series 2002-T16, Class A2, 7.000%, 07/25/42	2,347
598		Series 2004-T1, Class 1A2, 6.500%, 01/25/44	686
4,139		Series 2004-T2, Class 1A4, 7.500%, 11/25/43	4,865
2,620		Series 2004-T2, Class 2A, VAR, 3.342%, 07/25/43	2,719
5,937		Series 2004-T3, Class 1A2, 6.500%, 02/25/44	6,718
2,301		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	2,630
580		Series 2004-T3, Class PT1, VAR, 8.849%, 01/25/44	678
		Federal National Mortgage Association REMIC,
9		Series 1988-7, Class Z, 9.250%, 04/25/18	10
35		Series 1989-70, Class G, 8.000%, 10/25/19	38
15		Series 1989-78, Class H, 9.400%, 11/25/19	17
20		Series 1989-83, Class H, 8.500%, 11/25/19	23
15		Series 1989-89, Class H, 9.000%, 11/25/19	17
10		Series 1990-1, Class D, 8.800%, 01/25/20	11
4		Series 1990-7, Class B, 8.500%, 01/25/20	4
5		Series 1990-60, Class K, 5.500%, 06/25/20	5
9		Series 1990-63, Class H, 9.500%, 06/25/20	10
5		Series 1990-93, Class G, 5.500%, 08/25/20	6
–	(h)	Series 1990-94, Class H, HB, 1,066.208%, 08/25/20	1
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	2
47		Series 1990-102, Class J, 6.500%, 08/25/20	51
32		Series 1990-120, Class H, 9.000%, 10/25/20	36
4		Series 1990-134, Class SC, HB, IF, 21.375%, 11/25/20	6
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	3
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
10		Series 1991-24, Class Z, 5.000%, 03/25/21	11

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
8	Series 1991-42, Class S, IF, 17.413%, 05/25/21	11
2	Series 1992-101, Class J, 7.500%, 06/25/22	2
305	Series 1992-117, Class MA, 8.000%, 07/25/22	346
55	Series 1992-136, Class PK, 6.000%, 08/25/22	60
49	Series 1992-143, Class MA, 5.500%, 09/25/22	54
360	Series 1992-150, Class M, 8.000%, 09/25/22	409
131	Series 1992-163, Class M, 7.750%, 09/25/22	149
180	Series 1992-188, Class PZ, 7.500%, 10/25/22	208
84	Series 1993-21, Class KA, 7.700%, 03/25/23	95
187	Series 1993-25, Class J, 7.500%, 03/25/23	211
33	Series 1993-27, Class SA, IF, 15.500%, 02/25/23	45
502	Series 1993-37, Class PX, 7.000%, 03/25/23	565
181	Series 1993-54, Class Z, 7.000%, 04/25/23	204
1,913	Series 1993-56, Class PZ, 7.000%, 05/25/23	2,152
87	Series 1993-62, Class SA, IF, 18.898%, 04/25/23	129
930	Series 1993-99, Class Z, 7.000%, 07/25/23	1,033
48	Series 1993-122, Class M, 6.500%, 07/25/23	52
930	Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	1,037
1,536	Series 1993-141, Class Z, 7.000%, 08/25/23	1,724
43	Series 1993-165, Class SD, IF, 13.370%, 09/25/23	56
54	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	63
77	Series 1993-178, Class PK, 6.500%, 09/25/23	85
37	Series 1993-179, Class SB, HB, IF, 26.683%, 10/25/23	63
25	Series 1993-179, Class SC, IF, 10.500%, 10/25/23	31
1,312	Series 1993-183, Class KA, 6.500%, 10/25/23	1,448
555	Series 1993-189, Class PL, 6.500%, 10/25/23	628
60	Series 1993-199, Class FA, VAR, 0.700%, 10/25/23	60
70	Series 1993-205, Class H, PO, 09/25/23	68
111	Series 1993-225, Class UB, 6.500%, 12/25/23	125
32	Series 1993-230, Class FA, VAR, 0.750%, 12/25/23	33
101	Series 1993-247, Class FE, VAR, 1.150%, 12/25/23	103
123	Series 1993-247, Class SA, HB, IF, 27.907%, 12/25/23	215
47	Series 1993-247, Class SU, IF, 12.249%, 12/25/23	61
196	Series 1993-250, Class Z, 7.000%, 12/25/23	200
8	Series 1994-9, Class E, PO, 11/25/23	8
399	Series 1994-37, Class L, 6.500%, 03/25/24	449
1,953	Series 1994-40, Class Z, 6.500%, 03/25/24	2,153
3,183	Series 1994-62, Class PK, 7.000%, 04/25/24	3,596
1,449	Series 1994-63, Class PK, 7.000%, 04/25/24	1,670
71	Series 1995-2, Class Z, 8.500%, 01/25/25	83
334	Series 1995-19, Class Z, 6.500%, 11/25/23	384
747	Series 1996-14, Class SE, IF, IO, 8.040%, 08/25/23	149
22	Series 1996-27, Class FC, VAR, 0.650%, 03/25/17	22
683	Series 1996-48, Class Z, 7.000%, 11/25/26	769
71	Series 1996-59, Class J, 6.500%, 08/25/22	78
166	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	6
579	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	22
107	Series 1997-27, Class J, 7.500%, 04/18/27	119
167	Series 1997-29, Class J, 7.500%, 04/20/27	197
421	Series 1997-32, Class PG, 6.500%, 04/25/27	470

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
637	Series 1997-39, Class PD, 7.500%, 05/20/27	748
38	Series 1997-42, Class ZC, 6.500%, 07/18/27	42
748	Series 1997-61, Class ZC, 7.000%, 02/25/23	848
188	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	38
23	Series 1998-4, Class C, PO, 04/25/23	22
298	Series 1998-36, Class ZB, 6.000%, 07/18/28	335
142	Series 1998-43, Class SA, IF, IO, 16.933%, 04/25/23	57
273	Series 1998-66, Class SB, IF, IO, 8.000%, 12/25/28	51
134	Series 1999-17, Class C, 6.350%, 04/25/29	151
652	Series 1999-18, Class Z, 5.500%, 04/18/29	711
170	Series 1999-38, Class SK, IF, IO, 7.900%, 08/25/23	19
69	Series 1999-52, Class NS, HB, IF, 22.960%, 10/25/23	109
200	Series 1999-62, Class PB, 7.500%, 12/18/29	231
1,066	Series 2000-2, Class ZE, 7.500%, 02/25/30	1,230
354	Series 2000-20, Class SA, IF, IO, 8.950%, 07/25/30	87
46	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	12
361	Series 2001-4, Class PC, 7.000%, 03/25/21	399
128	Series 2001-7, Class PF, 7.000%, 03/25/31	148
3	Series 2001-7, Class PR, 6.000%, 03/25/16	3
1	Series 2001-10, Class PR, 6.000%, 04/25/16	1
416	Series 2001-30, Class PM, 7.000%, 07/25/31	477
731	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	146
748	Series 2001-36, Class DE, 7.000%, 08/25/31	863
964	Series 2001-44, Class MY, 7.000%, 09/25/31	1,111
219	Series 2001-44, Class PD, 7.000%, 09/25/31	249
158	Series 2001-44, Class PU, 7.000%, 09/25/31	183
2,155	Series 2001-48, Class Z, 6.500%, 09/25/21	2,393
194	Series 2001-49, Class Z, 6.500%, 09/25/31	217
115	Series 2001-52, Class KB, 6.500%, 10/25/31	130
109	Series 2001-52, Class XN, 6.500%, 11/25/15	112
1,474	Series 2001-60, Class PX, 6.000%, 11/25/31	1,648
524	Series 2001-60, Class QS, HB, IF, 23.975%, 09/25/31	798
1,351	Series 2001-61, Class Z, 7.000%, 11/25/31	1,537
226	Series 2001-71, Class MB, 6.000%, 12/25/16	236
340	Series 2001-71, Class QE, 6.000%, 12/25/16	354
58	Series 2001-72, Class SX, IF, 17.116%, 12/25/31	83
1,243	Series 2001-74, Class MB, 6.000%, 12/25/16	1,299
60	Series 2001-81, Class LO, PO, 01/25/32	56
629	Series 2002-1, Class G, 7.000%, 07/25/23	713
299	Series 2002-1, Class HC, 6.500%, 02/25/22	332
231	Series 2002-1, Class SA, HB, IF, 24.700%, 02/25/32	361
101	Series 2002-1, Class UD, HB, IF, 23.975%, 12/25/23	162
336	Series 2002-2, Class UC, 6.000%, 02/25/17	352
777	Series 2002-3, Class OG, 6.000%, 02/25/17	809
2,035	Series 2002-5, Class PK, 6.000%, 02/25/22	2,247
141	Series 2002-7, Class OG, 6.000%, 03/25/17	147
395	Series 2002-7, Class TG, 6.000%, 03/25/17	410
1,403	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	74
22	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	27
3,464	Series 2002-15, Class ZA, 6.000%, 04/25/32	3,851

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
776		Series 2002-16, Class PG, 6.000%, 04/25/17	809
–	(h)	Series 2002-18, Class PC, 5.500%, 04/25/17	—	(h)
130		Series 2002-19, Class PE, 6.000%, 04/25/17	135
43		Series 2002-21, Class LO, PO, 04/25/32	39
638		Series 2002-21, Class PE, 6.500%, 04/25/32	696
601		Series 2002-24, Class AJ, 6.000%, 04/25/17	633
1,315		Series 2002-28, Class PK, 6.500%, 05/25/32	1,485
320		Series 2002-31, Class S, IF, 18.960%, 05/25/17	383
494		Series 2002-37, Class Z, 6.500%, 06/25/32	552
1,548		Series 2002-38, Class QE, 6.000%, 06/25/17	1,610
1,447		Series 2002-48, Class GH, 6.500%, 08/25/32	1,636
2,384		Series 2002-54, Class PG, 6.000%, 09/25/22	2,626
722		Series 2002-57, Class AE, 5.500%, 09/25/17	757
152		Series 2002-63, Class KC, 5.000%, 10/25/17	160
320		Series 2002-71, Class AP, 5.000%, 11/25/32	350
252		Series 2002-77, Class S, IF, 14.208%, 12/25/32	324
4,099		Series 2002-78, Class Z, 5.500%, 12/25/32	4,469
822		Series 2002-83, Class CS, 6.881%, 08/25/23	925
951		Series 2002-90, Class A1, 6.500%, 06/25/42	1,097
475		Series 2003-9, Class NZ, 6.500%, 02/25/33	526
729		Series 2003-14, Class TI, IO, 5.000%, 03/25/33	126
4,169		Series 2003-17, Class EQ, 5.500%, 03/25/23	4,586
4,080		Series 2003-22, Class UD, 4.000%, 04/25/33	4,304
7,174		Series 2003-23, Class EQ, 5.500%, 04/25/23	7,941
468		Series 2003-32, Class KC, 5.000%, 05/25/18	492
2,304		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	468
1,021		Series 2003-34, Class AX, 6.000%, 05/25/33	1,135
2,023		Series 2003-34, Class ED, 6.000%, 05/25/33	2,317
574		Series 2003-34, Class GB, 6.000%, 03/25/33	643
1,075		Series 2003-34, Class GE, 6.000%, 05/25/33	1,248
175		Series 2003-35, Class EA, PO, 05/25/33	153
233		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	48
1,726		Series 2003-39, Class LW, 5.500%, 05/25/23	1,894
399		Series 2003-42, Class GB, 4.000%, 05/25/33	432
51		Series 2003-45, Class AI, IO, 5.500%, 05/25/33	1
1,547		Series 2003-47, Class PE, 5.750%, 06/25/33	1,701
369		Series 2003-52, Class SX, HB, IF, 22.500%, 10/25/31	545
570		Series 2003-64, Class SX, IF, 13.371%, 07/25/33	686
1,210		Series 2003-71, Class DS, IF, 7.265%, 08/25/33	1,275
5,895		Series 2003-72, Class IE, IO, 5.500%, 08/25/33	1,081
2,937		Series 2003-73, Class HC, 5.500%, 08/25/33	3,216
119		Series 2003-74, Class SH, IF, 9.900%, 08/25/33	133
662		Series 2003-76, Class SH, IF, 13.900%, 09/25/31	730
1,566		Series 2003-80, Class SY, IF, IO, 7.500%, 06/25/23	147
2,217		Series 2003-81, Class HC, 4.750%, 09/25/18	2,344
1,399		Series 2003-82, Class VB, 5.500%, 08/25/33	1,491
2,196		Series 2003-83, Class PG, 5.000%, 06/25/23	2,322
473		Series 2003-91, Class SD, IF, 12.250%, 09/25/33	573
17,508		Series 2003-105, Class AZ, 5.500%, 10/25/33	19,033
2,861		Series 2003-116, Class SB, IF, IO, 7.450%, 11/25/33	784

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
868	Series 2003-130, Class CS, IF, 13.800%, 12/25/33	1,014
247	Series 2003-130, Class SX, IF, 11.295%, 01/25/34	291
397	Series 2003-131, Class SK, IF, 15.900%, 01/25/34	519
193	Series 2003-132, Class OA, PO, 08/25/33	187
2,017	Series 2004-4, Class QI, IF, IO, 6.950%, 06/25/33	300
1,500	Series 2004-4, Class QM, IF, 13.900%, 06/25/33	1,838
1,225	Series 2004-10, Class SC, HB, IF, 28.000%, 02/25/34	1,708
3,948	Series 2004-17, Class H, 5.500%, 04/25/34	4,291
509	Series 2004-21, Class AE, 4.000%, 04/25/19	534
1,845	Series 2004-25, Class SA, IF, 19.113%, 04/25/34	2,644
2,941	Series 2004-28, Class PF, VAR, 0.550%, 03/25/34	2,946
5,660	Series 2004-36, Class FA, VAR, 0.550%, 05/25/34	5,669
1,186	Series 2004-36, Class PC, 5.500%, 02/25/34	1,266
2,420	Series 2004-36, Class SA, IF, 19.113%, 05/25/34	3,400
650	Series 2004-36, Class SN, IF, 13.900%, 07/25/33	702
3,206	Series 2004-46, Class EP, PO, 03/25/34	3,074
528	Series 2004-46, Class QB, HB, IF, 23.400%, 05/25/34	776
432	Series 2004-46, Class SK, IF, 16.088%, 05/25/34	560
9,272	Series 2004-50, Class VZ, 5.500%, 07/25/34	10,160
405	Series 2004-51, Class SY, IF, 13.940%, 07/25/34	516
439	Series 2004-53, Class NC, 5.500%, 07/25/24	483
306	Series 2004-59, Class BG, PO, 12/25/32	282
6,206	Series 2004-61, Class FH, VAR, 0.950%, 11/25/32	6,336
150	Series 2004-61, Class SH, HB, IF, 23.388%, 11/25/32	242
406	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	490
3,773	Series 2004-65, Class EY, 5.500%, 08/25/24	4,129
403	Series 2004-74, Class SW, IF, 15.198%, 11/25/31	553
1,604	Series 2004-79, Class S, IF, 19.388%, 08/25/32	2,032
572	Series 2004-79, Class SP, IF, 19.388%, 11/25/34	788
589	Series 2004-81, Class AC, 4.000%, 11/25/19	617
6,182	Series 2004-81, Class JG, 5.000%, 11/25/24	6,816
3,558	Series 2004-87, Class F, VAR, 0.900%, 01/25/34	3,617
134	Series 2004-89, Class EA, IF, 12.950%, 01/25/34	144
5	Series 2004-92, Class JO, PO, 12/25/34	5
2,895	Series 2005-16, Class LE, 5.500%, 07/25/33	2,980
2,586	Series 2005-25, Class PF, VAR, 0.500%, 04/25/35	2,582
346	Series 2005-42, Class PS, IF, 16.625%, 05/25/35	456
80	Series 2005-52, Class PA, 6.500%, 06/25/35	85
1,901	Series 2005-56, Class S, IF, IO, 6.560%, 07/25/35	321
983	Series 2005-56, Class TP, IF, 17.700%, 08/25/33	1,342
472	Series 2005-57, Class CD, HB, IF, 24.563%, 01/25/35	657
102	Series 2005-57, Class DC, HB, IF, 21.287%, 12/25/34	127
897	Series 2005-59, Class SU, HB, IF, 24.750%, 06/25/35	1,386
652	Series 2005-66, Class SG, IF, 17.000%, 07/25/35	882
3,493	Series 2005-67, Class EY, 5.500%, 08/25/25	3,877
3,008	Series 2005-68, Class PG, 5.500%, 08/25/35	3,332
1,123	Series 2005-68, Class UC, 5.000%, 06/25/35	1,207
1,773	Series 2005-72, Class SB, IF, 16.500%, 08/25/35	2,363
932	Series 2005-73, Class PS, IF, 16.325%, 08/25/35	1,234
9,947	Series 2005-73, Class ZB, 5.500%, 08/25/35	11,282

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
796	Series 2005-74, Class CP, HB, IF, 24.200%, 05/25/35	1,232
3,470	Series 2005-74, Class CS, IF, 19.607%, 05/25/35	4,916
2,386	Series 2005-74, Class SK, IF, 19.717%, 05/25/35	3,388
423	Series 2005-75, Class SV, HB, IF, 23.600%, 09/25/35	640
3,280	Series 2005-84, Class XM, 5.750%, 10/25/35	3,585
1,174	Series 2005-90, Class ES, IF, 16.500%, 10/25/35	1,552
548	Series 2005-90, Class PO, PO, 09/25/35	533
2,541	Series 2005-93, Class MF, VAR, 0.400%, 08/25/34	2,537
6,186	Series 2005-106, Class US, HB, IF, 24.017%, 11/25/35	9,651
709	Series 2005-109, Class PC, 6.000%, 12/25/35	785
10,405	Series 2005-110, Class GK, 5.500%, 08/25/34	10,938
5,075	Series 2005-110, Class GL, 5.500%, 12/25/35	5,711
346	Series 2005-116, Class PB, 6.000%, 04/25/34	362
2,381	Series 2005-121, Class DX, 5.500%, 01/25/26	2,634
7,051	Series 2006-8, Class JZ, 5.500%, 03/25/36	7,738
15,092	Series 2006-8, Class WN, IF, IO, 6.550%, 03/25/36	2,723
4,116	Series 2006-8, Class WQ, PO, 03/25/36	3,834
416	Series 2006-11, Class PS, HB, IF, 24.017%, 03/25/36	657
6,665	Series 2006-12, Class BZ, 5.500%, 03/25/36	7,242
502	Series 2006-15, Class OT, PO, 01/25/36	499
3,951	Series 2006-16, Class HZ, 5.500%, 03/25/36	4,355
495	Series 2006-16, Class OA, PO, 03/25/36	438
1,383	Series 2006-22, Class AO, PO, 04/25/36	1,288
1,990	Series 2006-23, Class FK, VAR, 0.400%, 04/25/36	1,980
846	Series 2006-23, Class KO, PO, 04/25/36	806
2,100	Series 2006-27, Class OH, PO, 04/25/36	2,025
484	Series 2006-33, Class LS, HB, IF, 29.475%, 05/25/36	884
566	Series 2006-35, Class GD, 6.000%, 12/25/34	568
1,317	Series 2006-39, Class WC, 5.500%, 01/25/36	1,443
641	Series 2006-42, Class CF, VAR, 0.600%, 06/25/36	643
1,395	Series 2006-43, Class DO, PO, 06/25/36	1,321
456	Series 2006-43, Class PO, PO, 06/25/36	429
4,656	Series 2006-44, Class FP, VAR, 0.550%, 06/25/36	4,666
899	Series 2006-44, Class GO, PO, 06/25/36	838
2,251	Series 2006-44, Class P, PO, 12/25/33	2,094
1,079	Series 2006-46, Class FW, VAR, 0.550%, 06/25/36	1,079
173	Series 2006-46, Class SW, HB, IF, 23.649%, 06/25/36	259
1,531	Series 2006-46, Class UC, 5.500%, 12/25/35	1,678
3,051	Series 2006-50, Class JO, PO, 06/25/36	2,857
3,758	Series 2006-50, Class PS, PO, 06/25/36	3,502
3,726	Series 2006-53, Class US, IF, IO, 6.430%, 06/25/36	651
7,884	Series 2006-56, Class FC, VAR, 0.440%, 07/25/36	7,888
2,833	Series 2006-56, Class PF, VAR, 0.500%, 07/25/36	2,840
313	Series 2006-58, Class AP, PO, 07/25/36	295
883	Series 2006-58, Class FL, VAR, 0.610%, 07/25/36	887
1,676	Series 2006-58, Class IG, IF, IO, 6.370%, 07/25/36	241
546	Series 2006-58, Class PO, PO, 07/25/36	487
1,000	Series 2006-59, Class QO, PO, 01/25/33	993
477	Series 2006-60, Class AK, HB, IF, 28.200%, 07/25/36	834
2,372	Series 2006-60, Class DO, PO, 04/25/35	2,326
414	Series 2006-62, Class PS, HB, IF, 39.000%, 07/25/36	773
6,283	Series 2006-63, Class ZH, 6.500%, 07/25/36	7,054
1,037	Series 2006-65, Class QO, PO, 07/25/36	966
13,243	Series 2006-71, Class ZL, 6.000%, 07/25/36	14,731
1,861	Series 2006-72, Class GO, PO, 08/25/36	1,717
462	Series 2006-72, Class TO, PO, 08/25/36	435
4,824	Series 2006-77, Class PC, 6.500%, 08/25/36	5,486
1,399	Series 2006-78, Class BZ, 6.500%, 08/25/36	1,563

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,321	Series 2006-79, Class DF, VAR, 0.500%, 08/25/36	3,323
786	Series 2006-79, Class DO, PO, 08/25/36	733
917	Series 2006-79, Class OP, PO, 08/25/36	857
929	Series 2006-85, Class MZ, 6.500%, 09/25/36	1,045
936	Series 2006-86, Class OB, PO, 09/25/36	898
1,002	Series 2006-90, Class AO, PO, 09/25/36	949
481	Series 2006-94, Class GK, HB, IF, 32.500%, 10/25/26	830
655	Series 2006-95, Class SG, HB, IF, 25.600%, 10/25/36	1,001
703	Series 2006-102, Class MD, 6.000%, 01/25/35	711
251	Series 2006-109, Class PO, PO, 11/25/36	237
1,830	Series 2006-110, Class PO, PO, 11/25/36	1,633
675	Series 2006-111, Class EO, PO, 11/25/36	593
1,200	Series 2006-113, Class PO, PO, 07/25/36	1,180
226	Series 2006-115, Class ES, HB, IF, 25.960%, 12/25/36	357
818	Series 2006-115, Class OK, PO, 12/25/36	764
3,927	Series 2006-117, Class GS, IF, IO, 6.500%, 12/25/36	792
2,222	Series 2006-118, Class A1, VAR, 0.210%, 12/25/36	2,168
8,455	Series 2006-118, Class A2, VAR, 0.210%, 12/25/36	8,274
494	Series 2006-119, Class PO, PO, 12/25/36	460
1,166	Series 2006-128, Class BP, 5.500%, 01/25/37	1,287
764	Series 2006-128, Class PO, PO, 01/25/37	714
2,638	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	432
73	Series 2007-1, Class SD, HB, IF, 38.100%, 02/25/37	86
26	Series 2007-2, Class FA, VAR, 0.350%, 02/25/37	26
140	Series 2007-2, Class HF, VAR, 0.500%, 08/25/36	140
810	Series 2007-7, Class SG, IF, IO, 6.350%, 08/25/36	162
3,531	Series 2007-10, Class FD, VAR, 0.400%, 02/25/37	3,527
7,769	Series 2007-14, Class ES, IF, IO, 6.290%, 03/25/37	1,120
802	Series 2007-14, Class OP, PO, 03/25/37	754
1,657	Series 2007-14, Class QD, 5.500%, 11/25/35	1,709
804	Series 2007-15, Class NO, PO, 03/25/22	793
3,561	Series 2007-16, Class FC, VAR, 0.900%, 03/25/37	3,630
2,769	Series 2007-18, Class MZ, 6.000%, 03/25/37	3,097
519	Series 2007-22, Class SC, IF, IO, 5.930%, 03/25/37	79
22	Series 2007-24, Class GW, 5.500%, 03/25/29	22
2,178	Series 2007-28, Class EO, PO, 04/25/37	1,913
1,664	Series 2007-29, Class SG, HB, IF, 22.166%, 04/25/37	2,416
4,223	Series 2007-35, Class SI, IF, IO, 5.950%, 04/25/37	560
704	Series 2007-42, Class AO, PO, 05/25/37	648
9,865	Series 2007-42, Class B, 6.000%, 05/25/37	10,927
1,573	Series 2007-43, Class FL, VAR, 0.450%, 05/25/37	1,571
6,271	Series 2007-53, Class SH, IF, IO, 5.950%, 06/25/37	837
8,942	Series 2007-54, Class FA, VAR, 0.550%, 06/25/37	8,961
1,662	Series 2007-54, Class WI, IF, IO, 5.950%, 06/25/37	198
16,787	Series 2007-60, Class AX, IF, IO, 7.000%, 07/25/37	2,896
1,073	Series 2007-62, Class SE, IF, 16.125%, 07/25/37	1,394
1,486	Series 2007-64, Class FB, VAR, 0.520%, 07/25/37	1,492
7,557	Series 2007-65, Class KI, IF, IO, 6.470%, 07/25/37	951
1,985	Series 2007-67, Class PO, PO, 07/25/37	1,850
3,932	Series 2007-70, Class Z, 5.500%, 07/25/37	4,256
12,277	Series 2007-72, Class EK, IF, IO, 6.250%, 07/25/37	1,845
2,589	Series 2007-76, Class AZ, 5.500%, 08/25/37	2,806
3,654	Series 2007-76, Class ZG, 6.000%, 08/25/37	4,037

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,166	Series 2007-77, Class FG, VAR, 0.650%, 03/25/37	2,177
742	Series 2007-78, Class CB, 6.000%, 08/25/37	795
4,126	Series 2007-78, Class PE, 6.000%, 08/25/37	4,496
1,480	Series 2007-79, Class SB, HB, IF, 23.467%, 08/25/37	2,200
3,587	Series 2007-81, Class GE, 6.000%, 08/25/37	4,015
1,565	Series 2007-84, Class PG, 6.000%, 12/25/36	1,646
456	Series 2007-85, Class SL, IF, 15.775%, 09/25/37	585
5,092	Series 2007-88, Class VI, IF, IO, 6.390%, 09/25/37	848
5,034	Series 2007-91, Class ES, IF, IO, 6.310%, 10/25/37	709
971	Series 2007-92, Class YA, 6.500%, 06/25/37	1,082
1,618	Series 2007-92, Class YS, IF, IO, 5.630%, 06/25/37	180
1,103	Series 2007-97, Class FC, VAR, 0.650%, 07/25/37	1,108
3,506	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	771
701	Series 2007-98, Class FB, VAR, 0.600%, 06/25/37	685
5,801	Series 2007-100, Class SM, IF, IO, 6.300%, 10/25/37	822
28,804	Series 2007-101, Class A2, VAR, 0.400%, 06/27/36	28,357
2,253	Series 2007-106, Class A7, VAR, 6.033%, 10/25/37	2,502
4,624	Series 2007-108, Class AN, VAR, 8.311%, 11/25/37	5,505
578	Series 2007-108, Class SA, IF, IO, 6.210%, 12/25/37	80
7,579	Series 2007-109, Class AI, IF, IO, 6.250%, 12/25/37	1,141
5,258	Series 2007-112, Class MJ, 6.500%, 12/25/37	5,873
5,145	Series 2007-112, Class SA, IF, IO, 6.300%, 12/25/37	722
39,459	Series 2007-114, Class A6, VAR, 0.350%, 10/27/37	39,364
10,783	Series 2007-116, Class HI, IO, VAR, 1.497%, 01/25/38	807
80	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	4
6,413	Series 2008-1, Class BI, IF, IO, 5.760%, 02/25/38	705
10,147	Series 2008-4, Class SD, IF, IO, 5.850%, 02/25/38	1,176
1,873	Series 2008-10, Class XI, IF, IO, 6.080%, 03/25/38	254
2,393	Series 2008-16, Class IS, IF, IO, 6.050%, 03/25/38	264
1,858	Series 2008-18, Class FA, VAR, 1.050%, 03/25/38	1,880
769	Series 2008-18, Class SP, IF, 13.700%, 03/25/38	934
2,882	Series 2008-20, Class SA, IF, IO, 6.840%, 03/25/38	449
2,534	Series 2008-27, Class SN, IF, IO, 6.750%, 04/25/38	381
928	Series 2008-28, Class QS, HB, IF, 20.250%, 04/25/38	1,289
2,507	Series 2008-32, Class SA, IF, IO, 6.700%, 04/25/38	381
8,231	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	81
786	Series 2008-42, Class AO, PO, 09/25/36	760
89	Series 2008-44, Class PO, PO, 05/25/38	83
4,145	Series 2008-46, Class HI, IO, VAR, 1.718%, 06/25/38	389
1,456	Series 2008-47, Class SI, IF, IO, 6.350%, 06/25/23	168
1,713	Series 2008-53, Class CI, IF, IO, 7.050%, 07/25/38	339
7,744	Series 2008-55, Class S, IF, IO, 7.450%, 07/25/28	1,447
1,455	Series 2008-56, Class AC, 5.000%, 07/25/38	1,579
1,345	Series 2008-60, Class JC, 5.000%, 07/25/38	1,475
2,491	Series 2008-61, Class BH, 4.500%, 07/25/23	2,701
3,388	Series 2008-61, Class CB, 5.000%, 07/25/23	3,712
2,063	Series 2008-76, Class GF, VAR, 0.800%, 09/25/23	2,074
6,195	Series 2008-80, Class SA, IF, IO, 5.700%, 09/25/38	720
3,070	Series 2008-81, Class SB, IF, IO, 5.700%, 09/25/38	342
397	Series 2009-4, Class BD, 4.500%, 02/25/39	425

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,931	Series 2009-6, Class GS, IF, IO, 6.400%, 02/25/39	781
2,400	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	230
6,901	Series 2009-11, Class NB, 5.000%, 03/25/29	7,586
2,607	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	189
3,687	Series 2009-17, Class QS, IF, IO, 6.500%, 03/25/39	619
1,151	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	96
3,587	Series 2009-19, Class PW, 4.500%, 10/25/36	3,887
251	Series 2009-47, Class MT, 7.000%, 07/25/39	292
2,629	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	379
8,746	Series 2009-59, Class HB, 5.000%, 08/25/39	9,497
11,117	Series 2009-60, Class HT, 6.000%, 08/25/39	12,505
240	Series 2009-63, Class P, 5.000%, 03/25/37	261
12,675	Series 2009-65, Class MT, 5.000%, 09/25/39	13,531
4,294	Series 2009-69, Class WA, VAR, 6.024%, 09/25/39	4,728
2,692	Series 2009-70, Class CO, PO, 01/25/37	2,373
3,458	Series 2009-84, Class WS, IF, IO, 5.750%, 10/25/39	462
7,153	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	1,099
14,032	Series 2009-86, Class OT, PO, 10/25/37	12,982
7,273	Series 2009-86, Class UI, IO, 4.000%, 10/25/14	70
3,971	Series 2009-99, Class SC, IF, IO, 6.030%, 12/25/39	419
5,647	Series 2009-99, Class WA, VAR, 6.301%, 12/25/39	6,292
7,672	Series 2009-103, Class MB, VAR, 2.413%, 12/25/39	7,853
4,913	Series 2009-112, Class ST, IF, IO, 6.100%, 01/25/40	686
1,331	Series 2009-113, Class AO, PO, 01/25/40	1,240
1,591	Series 2010-1, Class WA, VAR, 6.186%, 02/25/40	1,739
4,015	Series 2010-14, Class FJ, VAR, 0.750%, 03/25/40	4,056
4,601	Series 2010-16, Class WA, VAR, 6.436%, 03/25/40	5,194
4,294	Series 2010-16, Class WB, VAR, 6.237%, 03/25/40	4,995
4,668	Series 2010-35, Class SB, IF, IO, 6.270%, 04/25/40	663
2,690	Series 2010-35, Class SJ, IF, 17.167%, 04/25/40	3,818
650	Series 2010-39, Class OT, PO, 10/25/35	603
3,394	Series 2010-40, Class FJ, VAR, 0.750%, 04/25/40	3,409
3,216	Series 2010-42, Class S, IF, IO, 6.250%, 05/25/40	494
2,898	Series 2010-43, Class FD, VAR, 0.750%, 05/25/40	2,925
1,325	Series 2010-45, Class BD, 4.500%, 11/25/38	1,381
1,853	Series 2010-47, Class AV, 5.000%, 05/25/21	1,918
9,124	Series 2010-49, Class SC, IF, 12.360%, 03/25/40	10,768
8,753	Series 2010-58, Class MB, 5.500%, 06/25/40	9,796
2,277	Series 2010-63, Class AP, PO, 06/25/40	2,123
23,844	Series 2010-64, Class DM, 5.000%, 06/25/40	26,242
10,351	Series 2010-71, Class HJ, 5.500%, 07/25/40	11,429
1,794	Series 2010-102, Class PN, 5.000%, 09/25/40	2,024
3,178	Series 2010-103, Class SB, IF, IO, 5.950%, 11/25/49	453
24,926	Series 2010-111, Class AE, 5.500%, 04/25/38	26,695
17,488	Series 2010-111, Class AM, 5.500%, 10/25/40	19,588
23,132	Series 2010-125, Class SA, IF, IO, 4.290%, 11/25/40	2,291
25,030	Series 2010-133, Class A, 5.500%, 05/25/38	27,240
14,465	Series 2010-147, Class SA, IF, IO, 6.380%, 01/25/41	3,078
7,250	Series 2010-148, Class MA, 4.000%, 02/25/39	7,449
3,980	Series 2011-2, Class WA, VAR, 5.825%, 02/25/51	4,251

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
1,510		Series 2011-17, Class EF, VAR, 0.450%, 07/25/25	1,515
8,325		Series 2011-19, Class ZY, 6.500%, 07/25/36	9,266
1,647		Series 2011-22, Class MA, 6.500%, 04/25/38	1,860
32,204		Series 2011-30, Class LS, IO, VAR, 2.018%, 04/25/41	2,274
9,416		Series 2011-31, Class DB, 3.500%, 04/25/31	9,671
9,880		Series 2011-39, Class ZA, 6.000%, 11/25/32	11,113
10,573		Series 2011-47, Class ZA, 5.500%, 07/25/38	11,447
1,184		Series 2011-58, Class WA, VAR, 5.407%, 07/25/51	1,200
5,681		Series 2011-75, Class FA, VAR, 0.700%, 08/25/41	5,736
6,335		Series 2011-101, Class FM, VAR, 0.700%, 01/25/41	6,372
4,019		Series 2011-111, Class DF, VAR, 0.550%, 12/25/38	4,025
30,426		Series 2011-118, Class LB, 7.000%, 11/25/41	34,977
41,474		Series 2011-118, Class MT, 7.000%, 11/25/41	47,838
38,319		Series 2011-118, Class NT, 7.000%, 11/25/41	44,590
12,740		Series 2011-124, Class JF, VAR, 0.550%, 02/25/41	12,741
1,988		Series 2011-149, Class EF, VAR, 0.650%, 07/25/41	1,995
6,903		Series 2011-149, Class MF, VAR, 0.650%, 11/25/41	6,930
7,492		Series 2012-14, Class FB, VAR, 0.600%, 08/25/37	7,535
62,680		Series 2012-47, Class HF, VAR, 0.550%, 05/25/27	62,928
7,554		Series 2012-66, Class HF, VAR, 0.450%, 03/25/41	7,578
9,732		Series 2012-87, Class KF, VAR, 0.600%, 09/25/37	9,719
7,053		Series 2012-89, Class FD, VAR, 0.600%, 04/25/39	7,067
14,459		Series 2012-97, Class FB, VAR, 0.650%, 09/25/42	14,376
6,417		Series 2012-99, Class FA, VAR, 0.600%, 09/25/42	6,354
4,057		Series 2012-101, Class FC, VAR, 0.650%, 09/25/42	4,039
13,061		Series 2012-108, Class F, VAR, 0.650%, 10/25/42	13,025
30,216		Series 2012-112, Class FD, VAR, 0.650%, 10/25/42	30,178
23,921		Series 2012-137, Class CF, VAR, 0.450%, 08/25/41	23,704
7,440		Series 2013-4, Class AJ, 3.500%, 02/25/43	7,613
5,489		Series 2013-13, Class FA, VAR, 0.500%, 03/25/43	5,423
6,000		Series 2013-81, Class TA, 3.000%, 02/25/43	5,924
19,471		Series 2013-92, Class PO, PO, 09/25/43	15,519
7,887		Series 2013-100, Class WB, 3.000%, 10/25/33	7,342
15,114		Series 2013-101, Class DO, PO, 10/25/43	11,895
33,929		Series 2013-128, Class PO, PO, 12/25/43	26,906
9		Series G-14, Class L, 8.500%, 06/25/21	10
–	(h)	Series G-17, Class S, HB, VAR, 1,065.438%, 06/25/21	7
40		Series G-18, Class Z, 8.750%, 06/25/21	46
6		Series G-22, Class G, 6.000%, 12/25/16	6
28		Series G-28, Class S, IF, 14.950%, 09/25/21	35
67		Series G-35, Class M, 8.750%, 10/25/21	76
12		Series G-51, Class SA, HB, IF, 23.532%, 12/25/21	17
–	(h)	Series G92-27, Class SQ, HB, IF, 1,864.430%, 05/25/22	22
310		Series G92-35, Class E, 7.500%, 07/25/22	344
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	3
28		Series G92-42, Class Z, 7.000%, 07/25/22	31
542		Series G92-44, Class ZQ, 8.000%, 07/25/22	588
242		Series G92-45, Class Z, 6.000%, 08/25/22	254
28		Series G92-52, Class FD, VAR, 0.171%, 09/25/22	28
339		Series G92-54, Class ZQ, 7.500%, 09/25/22	377
27		Series G92-59, Class F, VAR, 1.401%, 10/25/22	28
55		Series G92-61, Class Z, 7.000%, 10/25/22	63

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
36	Series G92-62, Class B, PO, 10/25/22	33
186	Series G93-1, Class KA, 7.900%, 01/25/23	212
72	Series G93-5, Class Z, 6.500%, 02/25/23	81
54	Series G93-14, Class J, 6.500%, 03/25/23	60
129	Series G93-17, Class SI, IF, 6.000%, 04/25/23	144
116	Series G93-27, Class FD, VAR, 1.030%, 08/25/23	119
29	Series G93-37, Class H, PO, 09/25/23	29
99	Series G95-1, Class C, 8.800%, 01/25/25	115
	Federal National Mortgage Association REMIC Trust,
1,792	Series 2003-W1, Class 1A1, VAR, 5.921%, 12/25/42	2,036
447	Series 2003-W1, Class 2A, VAR, 6.663%, 12/25/42	528
327	Series 2003-W4, Class 2A, VAR, 6.386%, 10/25/42	366
6,098	Series 2004-W10, Class A6, 5.750%, 08/25/34	6,819
1,397	Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,643
2,623	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	3,092
3,056	Series 2006-W3, Class 2A, 6.000%, 09/25/46	3,460
460	Series 2007-W10, Class 2A, VAR, 6.287%, 08/25/47	522
1,300	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	1,448
983	Series 2007-W5, Class PO, PO, 06/25/37	850
914	Series 2007-W7, Class 1A4, HB, IF, 38.280%, 07/25/37	1,369
16,227	Series 2009-W1, Class A, 6.000%, 12/25/49	18,370
	Federal National Mortgage Association STRIPS,
2	Series 23, Class 2, IO, 10.000%, 09/01/17	—	(h)
2	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
25	Series 218, Class 2, IO, 7.500%, 04/01/23	6
18	Series 265, Class 2, 9.000%, 03/01/24	21
1,990	Series 300, Class 1, PO, 09/01/24	1,927
267	Series 329, Class 1, PO, 01/01/33	247
835	Series 339, Class 18, IO, 4.500%, 07/01/18	53
1,158	Series 339, Class 21, IO, 4.500%, 08/25/18	73
673	Series 339, Class 28, IO, 5.500%, 07/01/18	49
326	Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	58
1,538	Series 365, Class 8, IO, 5.500%, 05/01/36	277
169	Series 368, Class 3, IO, 4.500%, 11/01/20	12
1,019	Series 374, Class 5, IO, 5.500%, 08/01/36	185
1,146	Series 383, Class 33, IO, 6.000%, 01/25/38	207
378	Series 393, Class 6, IO, 5.500%, 04/25/37	64
36,082	Series 411, Class F1, VAR, 0.700%, 08/25/42	36,191
12,053	Series 412, Class F2, VAR, 0.650%, 08/25/42	12,052
	Federal National Mortgage Association Trust,
1,560	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	1,794
929	Series 2003-W2, Class 2A9, 5.900%, 07/25/42	1,052
6,505	Series 2003-W6, Class 2A4, 5.204%, 09/25/42	7,004
2,646	Series 2003-W6, Class 3A, 6.500%, 09/25/42	3,023
3,330	Series 2003-W8, Class 2A, 7.000%, 10/25/42	3,818
621	Series 2003-W8, Class 3F1, VAR, 0.550%, 05/25/42	625
4,990	Series 2004-W1, Class 1A6, 5.040%, 11/25/43	5,161
4,485	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	5,221
3,845	Series 2004-W15, Class 2AF, VAR, 0.400%, 08/25/44	3,811
1,272	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,477
1,300	Series 2004-W8, Class 3A, 7.500%, 06/25/44	1,522
28,034	Series 2005-W3, Class 2AF, VAR, 0.370%, 03/25/45	27,976

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,648	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	1,853
13,400	Series 2006-W2, Class 1AF1, VAR, 0.370%, 02/25/46	13,335
3,430	Series 2006-W2, Class 2A, VAR, 2.212%, 11/25/45	3,353
26,951	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.410%, 11/25/46	26,759
	Government National Mortgage Association,
2,633	Series 1994-7, Class PQ, 6.500%, 10/16/24	3,034
2,274	Series 1999-4, Class ZB, 6.000%, 02/20/29	2,562
2,349	Series 1999-10, Class ZC, 6.500%, 04/20/29	2,658
197	Series 1999-30, Class S, IF, IO, 8.449%, 08/16/29	50
18	Series 1999-33, Class SM, IF, 9.200%, 09/16/29	23
272	Series 1999-40, Class ZW, 7.500%, 11/20/29	318
481	Series 1999-41, Class Z, 8.000%, 11/16/29	573
234	Series 1999-44, Class PC, 7.500%, 12/20/29	274
2,739	Series 1999-44, Class ZC, 8.500%, 12/16/29	3,237
458	Series 1999-44, Class ZG, 8.000%, 12/20/29	546
233	Series 2000-9, Class Z, 8.000%, 06/20/30	281
2,738	Series 2000-9, Class ZJ, 8.500%, 02/16/30	3,289
313	Series 2000-12, Class ST, HB, IF, 38.743%, 02/16/30	585
184	Series 2000-16, Class ZN, 7.500%, 02/16/30	189
2,479	Series 2000-21, Class Z, 9.000%, 03/16/30	2,989
18	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	21
366	Series 2000-31, Class Z, 9.000%, 10/20/30	425
210	Series 2000-35, Class ZA, 9.000%, 11/20/30	225
31	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	6
164	Series 2001-6, Class SD, IF, IO, 8.399%, 03/16/31	47
562	Series 2001-7, Class PK, 6.500%, 03/20/31	638
1,205	Series 2001-22, Class PS, HB, IF, 20.615%, 03/17/31	1,913
249	Series 2001-35, Class SA, IF, IO, 8.099%, 08/16/31	65
205	Series 2001-36, Class S, IF, IO, 7.899%, 08/16/31	53
4,036	Series 2001-53, Class PB, 6.500%, 11/20/31	4,736
1,686	Series 2001-64, Class MQ, 6.500%, 12/20/31	1,956
287	Series 2002-3, Class SP, IF, IO, 7.239%, 01/16/32	90
457	Series 2002-7, Class PG, 6.500%, 01/20/32	520
1,092	Series 2002-24, Class AG, IF, IO, 7.799%, 04/16/32	243
98	Series 2002-24, Class SB, IF, 11.698%, 04/16/32	126
143	Series 2002-31, Class S, IF, IO, 8.549%, 01/16/31	42
2,412	Series 2002-31, Class SE, IF, IO, 7.349%, 04/16/30	542
1,069	Series 2002-40, Class UK, 6.500%, 06/20/32	1,226
37	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	47
4,242	Series 2002-45, Class QE, 6.500%, 06/20/32	4,868
1,239	Series 2002-47, Class PG, 6.500%, 07/16/32	1,427
463	Series 2002-47, Class PY, 6.000%, 07/20/32	523
2,132	Series 2002-47, Class ZA, 6.500%, 07/20/32	2,449
85	Series 2002-51, Class SG, HB, IF, 31.853%, 04/20/31	161
1,433	Series 2002-52, Class GH, 6.500%, 07/20/32	1,668
78	Series 2002-69, Class PO, PO, 02/20/32	78
664	Series 2002-70, Class PS, IF, IO, 7.551%, 08/20/32	62
1,265	Series 2002-75, Class PB, 6.000%, 11/20/32	1,496
1,175	Series 2003-11, Class SK, IF, IO, 7.549%, 02/16/33	288

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
486	Series 2003-12, Class SP, IF, IO, 7.551%, 02/20/33	141
181	Series 2003-24, Class PO, PO, 03/16/33	155
5,101	Series 2003-25, Class PZ, 5.500%, 04/20/33	5,680
2,830	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,313
1,004	Series 2003-46, Class MG, 6.500%, 05/20/33	1,184
1,329	Series 2003-46, Class TC, 6.500%, 03/20/33	1,514
821	Series 2003-52, Class AP, PO, 06/16/33	763
2,417	Series 2003-58, Class BE, 6.500%, 01/20/33	2,759
3,041	Series 2003-75, Class ZX, 6.000%, 09/16/33	3,415
130	Series 2003-90, Class PO, PO, 10/20/33	108
1,869	Series 2003-97, Class SA, IF, IO, 6.399%, 11/16/33	370
1,553	Series 2003-112, Class SA, IF, IO, 6.399%, 12/16/33	302
6,249	Series 2003-112, Class TS, IF, IO, 6.801%, 10/20/32	442
357	Series 2003-114, Class SH, IF, 14.426%, 11/17/32	456
4,482	Series 2004-11, Class SW, IF, IO, 5.351%, 02/20/34	560
625	Series 2004-15, Class SA, IF, 19.252%, 12/20/32	686
680	Series 2004-28, Class S, IF, 19.247%, 04/16/34	1,007
1,615	Series 2004-46, Class PO, PO, 06/20/34	1,407
5,686	Series 2004-49, Class Z, 6.000%, 06/20/34	6,423
142	Series 2004-68, Class PO, PO, 05/20/31	142
773	Series 2004-71, Class SB, HB, IF, 28.731%, 09/20/34	1,282
773	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	838
879	Series 2004-73, Class AE, IF, 14.543%, 08/17/34	1,059
5,359	Series 2004-73, Class JL, IF, IO, 6.399%, 09/16/34	951
325	Series 2004-83, Class AP, IF, 13.930%, 10/16/34	354
123	Series 2004-85, Class PO, PO, 01/17/33	121
383	Series 2004-87, Class SB, IF, 7.499%, 03/17/33	421
530	Series 2004-89, Class LS, HB, IF, 23.829%, 10/16/34	819
9,456	Series 2004-90, Class SI, IF, IO, 5.951%, 10/20/34	1,410
4,469	Series 2004-96, Class SC, IF, IO, 5.931%, 11/20/34	651
4,354	Series 2005-3, Class SB, IF, IO, 5.951%, 01/20/35	648
6,656	Series 2005-3, Class SK, IF, IO, 6.601%, 01/20/35	1,204
158	Series 2005-6, Class GS, IF, 13.201%, 12/20/32	166
1,169	Series 2005-7, Class JM, IF, 16.388%, 05/18/34	1,320
6,903	Series 2005-17, Class SL, IF, IO, 6.551%, 07/20/34	1,256
1,200	Series 2005-35, Class FL, VAR, 0.499%, 03/20/32	1,200
506	Series 2005-44, Class SP, IF, 11.902%, 10/20/34	535
706	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	132
27	Series 2005-65, Class SA, HB, IF, 22.167%, 08/20/35	39
309	Series 2005-66, Class SP, HB, IF, 20.330%, 08/16/35	436
3,413	Series 2005-68, Class DP, IF, 16.070%, 06/17/35	4,298
14,417	Series 2005-68, Class KI, IF, IO, 6.151%, 09/20/35	2,276
2,552	Series 2005-69, Class SY, IF, IO, 6.601%, 11/20/33	415
2,886	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,290
721	Series 2005-82, Class PO, PO, 10/20/35	629
1,278	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	225
1,201	Series 2006-16, Class OP, PO, 03/20/36	1,122
1,278	Series 2006-20, Class QA, 5.750%, 02/20/36	1,391
1,647	Series 2006-22, Class AO, PO, 05/20/36	1,432
5,960	Series 2006-33, Class Z, 6.500%, 07/20/36	6,946
250	Series 2006-34, Class PO, PO, 07/20/36	217
304	Series 2006-38, Class SW, IF, IO, 6.351%, 06/20/36	35
6,226	Series 2006-38, Class ZK, 6.500%, 08/20/36	7,337

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,049	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,339
2,173	Series 2006-59, Class SD, IF, IO, 6.551%, 10/20/36	387
3,937	Series 2006-65, Class SA, IF, IO, 6.651%, 11/20/36	585
3,493	Series 2007-9, Class CI, IF, IO, 6.051%, 03/20/37	520
5,736	Series 2007-9, Class DI, IF, IO, 6.361%, 03/20/37	855
9,600	Series 2007-17, Class AF, VAR, 0.351%, 04/16/37	9,582
5,275	Series 2007-17, Class JI, IF, IO, 6.659%, 04/16/37	830
2,047	Series 2007-17, Class JO, PO, 04/16/37	1,917
2,212	Series 2007-19, Class SD, IF, IO, 6.051%, 04/20/37	326
1,269	Series 2007-25, Class FN, VAR, 0.451%, 05/16/37	1,268
4,933	Series 2007-26, Class SC, IF, IO, 6.051%, 05/20/37	720
11,093	Series 2007-26, Class SW, IF, IO, 6.051%, 05/20/37	1,618
3,974	Series 2007-27, Class SD, IF, IO, 6.051%, 05/20/37	579
385	Series 2007-28, Class BO, PO, 05/20/37	335
5,544	Series 2007-35, Class PO, PO, 06/16/37	5,196
742	Series 2007-36, Class HO, PO, 06/16/37	691
3,181	Series 2007-36, Class SE, IF, IO, 6.319%, 06/16/37	478
3,873	Series 2007-36, Class SJ, IF, IO, 6.101%, 06/20/37	583
3,462	Series 2007-40, Class SD, IF, IO, 6.601%, 07/20/37	558
5,327	Series 2007-40, Class SN, IF, IO, 6.531%, 07/20/37	912
8,370	Series 2007-42, Class SC, IF, IO, 6.601%, 07/20/37	1,359
4,948	Series 2007-45, Class QA, IF, IO, 6.491%, 07/20/37	827
1,440	Series 2007-50, Class AI, IF, IO, 6.626%, 08/20/37	235
3,173	Series 2007-53, Class ES, IF, IO, 6.401%, 09/20/37	482
1,013	Series 2007-53, Class SW, IF, 19.757%, 09/20/37	1,433
5,004	Series 2007-57, Class PO, PO, 03/20/37	4,535
4,194	Series 2007-57, Class QA, IF, IO, 6.351%, 10/20/37	611
4,326	Series 2007-67, Class SI, IF, IO, 6.361%, 11/20/37	631
2,570	Series 2007-71, Class SB, IF, IO, 6.551%, 07/20/36	218
3,543	Series 2007-72, Class US, IF, IO, 6.401%, 11/20/37	471
3,947	Series 2007-73, Class MI, IF, IO, 5.851%, 11/20/37	519
3,162	Series 2007-74, Class SL, IF, IO, 6.389%, 11/16/37	486
7,632	Series 2007-76, Class SB, IF, IO, 6.351%, 11/20/37	1,142
5,769	Series 2007-79, Class SY, IF, IO, 6.401%, 12/20/37	848
4,496	Series 2007-82, Class SA, IF, IO, 6.381%, 12/20/37	675
279	Series 2008-1, Class PO, PO, 01/20/38	242
429	Series 2008-7, Class SK, IF, 19.502%, 11/20/37	603
603	Series 2008-7, Class SP, IF, 13.102%, 10/20/37	727
1,033	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	174
1,046	Series 2008-20, Class PO, PO, 09/20/37	961
191	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	5
2,802	Series 2008-25, Class SB, IF, IO, 6.751%, 03/20/38	417
1,015	Series 2008-29, Class PO, PO, 02/17/33	995
6,602	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	859
1,766	Series 2008-33, Class XS, IF, IO, 7.549%, 04/16/38	391
5,381	Series 2008-36, Class AY, 5.000%, 04/16/23	5,981
5,347	Series 2008-36, Class SH, IF, IO, 6.151%, 04/20/38	801
14,151	Series 2008-40, Class SA, IF, IO, 6.249%, 05/16/38	2,398
4,119	Series 2008-41, Class SA, IF, IO, 6.191%, 05/20/38	627
378	Series 2008-43, Class NA, 5.500%, 11/20/37	405
2,867	Series 2008-50, Class KB, 6.000%, 06/20/38	3,189
1,458	Series 2008-55, Class SA, IF, IO, 6.051%, 06/20/38	216
5,417	Series 2008-60, Class CS, IF, IO, 6.001%, 07/20/38	794

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
915	Series 2008-60, Class PO, PO, 01/20/38	880
781	Series 2008-64, Class ED, 6.500%, 04/20/28	892
6,288	Series 2008-69, Class QD, 5.750%, 07/20/38	6,828
2,026	Series 2008-71, Class SC, IF, IO, 5.851%, 08/20/38	264
6,053	Series 2008-76, Class US, IF, IO, 5.751%, 09/20/38	759
3,635	Series 2008-79, Class CS, IF, 6.651%, 06/20/35	3,882
11,944	Series 2008-81, Class S, IF, IO, 6.051%, 09/20/38	1,716
5,960	Series 2008-93, Class AS, IF, IO, 5.551%, 12/20/38	795
11,409	Series 2008-95, Class DS, IF, IO, 7.151%, 12/20/38	2,152
3,492	Series 2008-96, Class SL, IF, IO, 5.851%, 12/20/38	458
3,692	Series 2009-6, Class SA, IF, IO, 5.949%, 02/16/39	523
3,256	Series 2009-6, Class SH, IF, IO, 5.891%, 02/20/39	428
5,417	Series 2009-10, Class SA, IF, IO, 5.801%, 02/20/39	704
2,079	Series 2009-10, Class SL, IF, IO, 6.349%, 03/16/34	180
4,554	Series 2009-11, Class SC, IF, IO, 5.999%, 02/16/39	689
1,625	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	315
3,383	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	730
10,048	Series 2009-22, Class SA, IF, IO, 6.121%, 04/20/39	1,447
3,773	Series 2009-24, Class DS, IF, IO, 6.151%, 03/20/39	378
2,663	Series 2009-25, Class SE, IF, IO, 7.451%, 09/20/38	537
4,996	Series 2009-31, Class ST, IF, IO, 6.201%, 03/20/39	637
6,014	Series 2009-31, Class TS, IF, IO, 6.151%, 03/20/39	791
1,264	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	232
1,597	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	317
3,120	Series 2009-35, Class SN, IF, IO, 6.249%, 12/16/38	333
7,636	Series 2009-42, Class SC, IF, IO, 5.931%, 06/20/39	1,082
5,248	Series 2009-43, Class SA, IF, IO, 5.801%, 06/20/39	687
7,099	Series 2009-44, Class MV, 6.000%, 04/20/20	7,415
1,106	Series 2009-44, Class VA, 5.500%, 05/16/20	1,117
9,638	Series 2009-64, Class SN, IF, IO, 5.949%, 07/16/39	1,316
2,058	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	314
7,573	Series 2009-72, Class SM, IF, IO, 6.099%, 08/16/39	1,131
2,753	Series 2009-75, Class MN, 5.500%, 09/20/39	3,192
6,508	Series 2009-79, Class OK, PO, 11/16/37	6,104
11,861	Series 2009-81, Class SB, IF, IO, 5.941%, 09/20/39	1,677
4,713	Series 2009-83, Class TS, IF, IO, 5.951%, 08/20/39	644
15,636	Series 2009-102, Class SM, IF, IO, 6.249%, 06/16/39	1,719
2,608	Series 2009-104, Class AB, 7.000%, 08/16/39	3,038
9,861	Series 2009-106, Class AS, IF, IO, 6.249%, 11/16/39	1,491
31,808	Series 2009-106, Class ST, IF, IO, 5.851%, 02/20/38	4,304
4,169	Series 2009-121, Class VA, 5.500%, 11/20/20	4,513
2,778	Series 2010-14, Class AO, PO, 12/20/32	2,609
1,206	Series 2010-14, Class BO, PO, 11/20/35	1,051
4,035	Series 2010-14, Class CO, PO, 08/20/35	3,487
9,528	Series 2010-14, Class QP, 6.000%, 12/20/39	10,266
3,092	Series 2010-41, Class WA, VAR, 5.834%, 10/20/33	3,450
1,654	Series 2010-103, Class WA, VAR, 5.741%, 08/20/34	1,834
2,329	Series 2010-129, Class AW, VAR, 6.126%, 04/20/37	2,632
11,819	Series 2010-130, Class CP, 7.000%, 10/16/40	13,920
14,953	Series 2010-157, Class OP, PO, 12/20/40	12,032
24,554	Series 2010-H17, Class XQ, VAR, 5.245%, 07/20/60	27,819

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,116	Series 2011-22, Class WA, VAR, 5.961%, 02/20/37	1,252
5,868	Series 2011-43, Class ZQ, 5.500%, 01/16/33	6,573
8,203	Series 2011-75, Class SM, IF, IO, 6.451%, 05/20/41	2,049
3,931	Series 2011-97, Class WA, VAR, 6.093%, 11/20/38	4,445
5,642	Series 2011-137, Class WA, VAR, 5.522%, 07/20/40	6,359
12,917	Series 2011-163, Class WA, VAR, 5.836%, 12/20/38	14,385
6,771	Series 2012-59, Class WA, VAR, 5.581%, 08/20/38	7,421
7,590	Series 2012-141, Class WA, VAR, 4.536%, 11/16/41	8,180
5,403	Series 2012-141, Class WB, VAR, 3.971%, 09/16/42	5,688
7,496	Series 2012-141, Class WC, VAR, 3.757%, 01/20/42	7,842
79,963	Series 2012-H10, Class FA, VAR, 0.701%, 12/20/61	79,884
15,635	Series 2012-H15, Class FA, VAR, 0.601%, 05/20/62	15,652
3,490	Series 2012-H20, Class KA, 2.000%, 06/20/62	3,550
34,461	Series 2012-H21, Class CF, VAR, 0.851%, 05/20/61	34,640
35,143	Series 2012-H21, Class DF, VAR, 0.801%, 05/20/61	35,280
38,970	Series 2012-H22, Class FD, VAR, 0.621%, 01/20/61	38,942
15,240	Series 2012-H24, Class FA, VAR, 0.601%, 03/20/60	15,256
11,182	Series 2012-H24, Class FD, VAR, 0.741%, 09/20/62	11,210
4,934	Series 2012-H24, Class FE, VAR, 0.751%, 10/20/62	4,951
30,095	Series 2012-H24, Class FG, VAR, 0.581%, 04/20/60	30,119
16,949	Series 2012-H26, Class JA, VAR, 0.701%, 10/20/61	16,974
25,223	Series 2012-H26, Class MA, VAR, 0.701%, 07/20/62	25,257
12,522	Series 2012-H27, Class FB, VAR, 0.651%, 10/20/62	12,523
42,026	Series 2012-H28, Class FA, VAR, 0.731%, 09/20/62	42,125
12,093	Series 2012-H30, Class JA, VAR, 0.631%, 01/20/60	12,112
21,349	Series 2012-H30, Class PA, VAR, 0.601%, 11/20/59	21,371
33,542	Series 2012-H31, Class FD, VAR, 0.491%, 12/20/62	33,207
7,662	Series 2013-26, Class AK, VAR, 4.665%, 09/20/41	8,331
3,853	Series 2013-54, Class WA, VAR, 4.714%, 11/20/42	4,195
2,835	Series 2013-75, Class WA, VAR, 5.233%, 06/20/40	3,106
3,868	Series 2013-91, Class WA, VAR, 4.507%, 04/20/43	4,167
3,874	Series 2013-147, Class BE, 4.000%, 12/20/39	3,981
30,423	Series 2013-H01, Class FA, 1.650%, 01/20/63	30,334
14,720	Series 2013-H01, Class JA, VAR, 0.471%, 01/20/63	14,540
13,429	Series 2013-H01, Class TA, VAR, 0.651%, 01/20/63	13,430
3,835	Series 2013-H02, Class HF, VAR, 0.451%, 11/20/62	3,830
8,788	Series 2013-H03, Class FA, VAR, 0.451%, 08/20/60	8,777
40,113	Series 2013-H04, Class BA, 1.650%, 02/20/63	39,983
3,711	Series 2013-H04, Class SA, VAR, 0.571%, 02/20/63	3,676
4,225	Series 2013-H07, Class GA, VAR, 0.621%, 03/20/63	4,204
12,882	Series 2013-H07, Class HA, VAR, 0.561%, 03/20/63	12,778
9,803	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,802
6,299	Series 2013-H07, Class MA, VAR, 0.701%, 04/20/62	6,309
18,057	Series 2013-H08, Class FC, VAR, 0.601%, 02/20/63	17,950
12,441	Series 2013-H09, Class HA, 1.650%, 04/20/63	12,387
12,307	Series 2014-6, Class W, VAR, 5.480%, 01/20/39	13,625
9,712	Series 2014-41, Class W, VAR, 4.745%, 10/20/42	10,629
25,449	Series 2014-H01, Class FD, VAR, 0.801%, 01/20/64	25,552
20,974	Series 2014-H05, Class FA, VAR, 0.841%, 02/20/64	21,111
6,795	Series 2014-H06, Class HB, VAR, 0.801%, 03/20/64	6,818

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
17,926		Series 2014-H09, Class TA, VAR, 0.751%, 04/20/64	17,951
29,835		Series 2014-H10, Class TA, VAR, 0.751%, 04/20/64	29,760
		NCUA Guaranteed Notes Trust,
22,046		Series 2010-R3, Class 1A, VAR, 0.712%, 12/08/20	22,235
4,671		Series 2010-R3, Class 3A, 2.400%, 12/08/20	4,763
		Vendee Mortgage Trust,
6,946		Series 1993-1, Class ZB, 7.250%, 02/15/23	8,040
1,523		Series 1994-1, Class 1, VAR, 5.576%, 02/15/24	1,674
4,955		Series 1994-1, Class 2ZB, 6.500%, 02/15/24	5,459
2,153		Series 1996-1, Class 1Z, 6.750%, 02/15/26	2,478
1,010		Series 1996-2, Class 1Z, 6.750%, 06/15/26	1,172
3,003		Series 1997-1, Class 2Z, 7.500%, 02/15/27	3,564
2,041		Series 1998-1, Class 2E, 7.000%, 03/15/28	2,384

			4,264,070

		Non-Agency CMO — 6.7%
1,150		AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.385%, 02/02/37 (e)	1,123
		AJAX Mortgage Loan Trust,
22,644		Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	22,385
8,564		Series 2013-B, Class A, VAR, 3.750%, 02/25/51 (e) (i)	8,655
8,652		Series 2013-C, Class A, SUB, 4.500%, 03/25/35 (e) (i)	8,678
		Alternative Loan Trust,
–	(h)	Series 2002-8, Class A4, 6.500%, 07/25/32	—	(h)
205		Series 2002-12, Class PO, PO, 11/25/32	169
308		Series 2003-6T2, Class A6, 5.500%, 06/25/33	308
11,520		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	11,644
688		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	695
3,835		Series 2005-1CB, Class 1A6, IF, IO, 6.950%, 03/25/35	817
12,016		Series 2005-20CB, Class 3A8, IF, IO, 4.600%, 07/25/35	1,451
10,691		Series 2005-22T1, Class A2, IF, IO, 4.920%, 06/25/35	1,430
5,248		Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	4,958
156		Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	129
39,339		Series 2005-37T1, Class A2, IF, IO, 4.900%, 09/25/35	5,554
6,074		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	5,503
23,979		Series 2005-54CB, Class 1A2, IF, IO, 4.700%, 11/25/35	2,856
75		Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	78
2,212		Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	2,042
7,173		Series 2005-J1, Class 1A4, IF, IO, 4.950%, 02/25/35	720
50		Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	50
		American General Mortgage Loan Trust,
1,384		Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	1,430
9,932		Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	9,950
955		Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	961
4,024		Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	4,083
8,519		Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	8,755
4,036		Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	4,140
		ASG Resecuritization Trust,
2,826		Series 2009-1, Class A60, VAR, 2.134%, 06/26/37 (e)	2,778
2,018		Series 2009-2, Class A55, VAR, 5.355%, 05/24/36 (e)	2,027
4,753		Series 2009-2, Class G60, VAR, 5.355%, 05/24/36 (e)	4,838
18,354		Series 2009-3, Class A65, VAR, 2.067%, 03/26/37 (e)	18,357
5,711		Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	5,913
2,036		Series 2009-5, Class A50, VAR, 3.376%, 02/28/37 (e)	2,060

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
2,046	Series 2010-1, Class A85, VAR, 0.550%, 02/27/36 (e)	1,995
6,957	Series 2010-2, Class A60, VAR, 1.855%, 01/28/37 (e)	6,872
163	Series 2010-4, Class 2A20, VAR, 0.319%, 11/28/36 (e)	163
1,643	Series 2011-1, Class 1A85, 4.000%, 09/28/20 (e)	1,655
6,255	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	6,443
6,497	Series 2011-1, Class 3A50, VAR, 2.484%, 11/28/35 (e)	6,370
669	Series 2011-2, Class A48S, HB, IF, 23.688%, 02/28/36 (e)	809
	Banc of America Alternative Loan Trust,
214	Series 2003-1, Class APO, PO, 02/25/33	178
4,905	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	5,108
2,332	Series 2003-7, Class 2A4, 5.000%, 09/25/18	2,363
1,621	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	1,659
4,759	Series 2003-11, Class 1A1, 6.000%, 01/25/34	5,015
4,021	Series 2003-11, Class 2A1, 6.000%, 01/25/34	4,190
530	Series 2003-11, Class PO, PO, 01/25/34	476
1,400	Series 2004-1, Class 1A1, 6.000%, 02/25/34	1,491
908	Series 2004-1, Class 5A1, 5.500%, 02/25/19	930
203	Series 2004-6, Class 15PO, PO, 07/25/19	200
1,583	Series 2004-8, Class 3A1, 5.500%, 09/25/19	1,655
887	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	844
2,716	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	648
24,949	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	24,796
	Banc of America Funding Trust,
608	Series 2004-1, Class PO, PO, 03/25/34	483
821	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	886
1,525	Series 2004-C, Class 1A1, VAR, 5.082%, 12/20/34	1,526
893	Series 2005-6, Class 2A7, 5.500%, 10/25/35	894
734	Series 2005-7, Class 30PO, PO, 11/25/35	551
311	Series 2005-8, Class 30PO, PO, 01/25/36	239
1,926	Series 2005-E, Class 4A1, VAR, 2.681%, 03/20/35	1,934
743	Series 2006-1, Class XPO, PO, 01/25/36	661
6,100	Series 2010-R11A, Class 1A6, VAR, 5.193%, 08/26/35 (e)	6,237
1,760	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	1,803
	Banc of America Mortgage Trust,
3,432	Series 2003-3, Class 1A7, 5.500%, 05/25/33	3,578
1,192	Series 2003-3, Class 2A1, VAR, 0.700%, 05/25/18	1,151
538	Series 2003-5, Class 3A1, 7.500%, 02/25/31	555
379	Series 2003-6, Class 2A1, VAR, 0.600%, 08/25/18	376
64	Series 2003-7, Class A2, 4.750%, 09/25/18	66
266	Series 2003-8, Class APO, PO, 11/25/33	213
583	Series 2003-C, Class 3A1, VAR, 2.621%, 04/25/33	597
2,279	Series 2003-E, Class 2A2, VAR, 2.704%, 06/25/33	2,299
73	Series 2004-1, Class APO, PO, 02/25/34	62
1,238	Series 2004-3, Class 15IO, IO, VAR, 0.064%, 04/25/19	5
4,681	Series 2004-3, Class 1A26, 5.500%, 04/25/34	4,822
83	Series 2004-4, Class APO, PO, 05/25/34	72
1,179	Series 2004-5, Class 2A2, 5.500%, 06/25/34	1,202
377	Series 2004-5, Class 4A1, 4.750%, 06/25/19	382
7,198	Series 2004-6, Class 1A3, 5.500%, 05/25/34	7,568
253	Series 2004-6, Class 2A7, 5.500%, 07/25/34	253
455	Series 2004-6, Class APO, PO, 07/25/34	410
41	Series 2004-8, Class 5PO, PO, 05/25/32	37
195	Series 2004-8, Class XPO, PO, 10/25/34	179
699	Series 2004-9, Class 3A1, 6.500%, 09/25/32	734

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
34	Series 2004-9, Class 3PO, PO, 09/25/32	29
1,566	Series 2004-J, Class 3A1, VAR, 2.913%, 11/25/34	1,572
1,352	Series 2005-1, Class 2A1, 5.000%, 02/25/20	1,392
	BCAP LLC Trust,
2,775	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	2,833
5,706	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	5,917
6,199	Series 2009-RR14, Class 3A2, VAR, 2.520%, 08/26/35 (e)	6,216
289	Series 2009-RR14, Class 4A1, VAR, 2.518%, 03/26/36 (e)	289
4,048	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	4,173
1,391	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	1,407
4,590	Series 2010-RR12, Class 4A5, VAR, 2.650%, 10/26/36 (e)	4,599
811	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	827
5,963	Series 2010-RR5, Class 2A5, VAR, 5.374%, 04/26/37 (e)	6,081
3,249	Series 2010-RR6, Class 22A3, VAR, 4.412%, 06/26/36 (e)	3,325
3,785	Series 2010-RR7, Class 16A1, VAR, 0.824%, 02/26/47 (e)	3,747
3,029	Series 2010-RR7, Class 1A5, VAR, 4.977%, 04/26/35 (e)	3,025
18,158	Series 2010-RR7, Class 2A1, VAR, 2.207%, 07/26/45 (e)	18,297
2,161	Series 2010-RR8, Class 3A3, VAR, 5.061%, 05/26/35 (e)	2,199
8,968	Series 2010-RR8, Class 3A4, VAR, 5.061%, 05/26/35 (e)	8,506
2,477	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	2,487
3,933	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	3,999
13,950	Series 2011-RR10, Class 2A1, VAR, 1.036%, 09/26/37 (e)	12,769
1,034	Series 2011-RR2, Class 3A3, VAR, 2.710%, 11/21/35 (e)	1,033
11,633	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	11,834
10,220	Series 2011-RR5, Class 11A3, VAR, 0.300%, 05/28/36 (e)	9,632
3,531	Series 2011-RR5, Class 14A3, VAR, 2.558%, 07/26/36 (e)	3,515
5,528	Series 2012-RR1, Class 5A1, VAR, 6.500%, 07/26/37 (e)	5,849
6,098	Series 2012-RR10, Class 1A1, VAR, 0.380%, 02/26/37 (e)	5,823
17,171	Series 2012-RR10, Class 3A1, VAR, 0.340%, 05/26/36 (e)	16,216
9,164	Series 2012-RR2, Class 1A1, VAR, 0.320%, 08/26/36 (e)	8,920
17,138	Series 2012-RR3, Class 2A5, VAR, 1.989%, 05/26/37 (e)	17,175
8,849	Series 2012-RR4, Class 8A3, VAR, 0.379%, 06/26/47 (e)	8,391
4,047	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.650%, 03/25/35	3,941
	Bear Stearns ARM Trust,
2,744	Series 2003-2, Class A5, VAR, 2.492%, 01/25/33 (e)	2,671
234	Series 2003-7, Class 3A, VAR, 2.440%, 10/25/33	235
1,635	Series 2004-2, Class 14A, VAR, 2.977%, 05/25/34	1,642
7,752	Series 2005-5, Class A1, VAR, 2.160%, 08/25/35	7,872
6,916	Series 2006-1, Class A1, VAR, 2.369%, 02/25/36	6,964
	CAM Mortgage Trust,
111	Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	111
4,000	Series 2013-1, Class M2, VAR, 0.000%, 11/25/57 (e) (i)	3,830
3,316	Series 2014-1, Class A, SUB, 3.352%, 12/15/53 (e)	3,321
2,250	Series 2014-1, Class M, SUB, 5.500%, 12/15/53 (e)	2,287
338	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-8, Class 1P, PO, 10/25/33	304
162	Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates, Series 2004-1, Class P, PO, 02/25/34	139
	Chase Mortgage Finance Trust,
1,398	Series 2007-A1, Class 1A3, VAR, 2.624%, 02/25/37	1,405
2,802	Series 2007-A1, Class 2A1, VAR, 2.644%, 02/25/37	2,823
422	Series 2007-A1, Class 7A1, VAR, 2.582%, 02/25/37	426

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
1,355		Series 2007-A1, Class 9A1, VAR, 2.646%, 02/25/37	1,355
1,118		Series 2007-A2, Class 1A1, VAR, 2.646%, 07/25/37	1,122
1,719		Series 2007-A2, Class 2A1, VAR, 2.655%, 07/25/37	1,729
		CHL Mortgage Pass-Through Trust,
197		Series 2002-18, Class PO, PO, 11/25/32	168
–	(h)	Series 2002-22, Class A20, 6.250%, 10/25/32	—	(h)
1,727		Series 2003-26, Class 1A6, 3.500%, 08/25/33	1,751
610		Series 2003-29, Class A1, 5.500%, 08/25/33	641
4,119		Series 2003-39, Class A6, 5.000%, 10/25/33	4,302
24		Series 2003-44, Class A9, PO, 10/25/33	24
3,469		Series 2003-J13, Class 1A7, 5.250%, 01/25/34	3,633
46		Series 2003-J13, Class PO, PO, 01/25/34	40
386		Series 2003-J7, Class 4A3, IF, 9.579%, 08/25/18	404
808		Series 2004-3, Class A26, 5.500%, 04/25/34	843
549		Series 2004-3, Class A4, 5.750%, 04/25/34	568
3,699		Series 2004-5, Class 1A4, 5.500%, 06/25/34	3,944
232		Series 2004-7, Class 2A1, VAR, 2.479%, 06/25/34	229
2,083		Series 2004-8, Class 2A1, 4.500%, 06/25/19	2,145
434		Series 2004-HYB1, Class 2A, VAR, 2.545%, 05/20/34	417
1,677		Series 2004-HYB3, Class 2A, VAR, 2.342%, 06/20/34	1,613
1,089		Series 2004-HYB6, Class A3, VAR, 2.530%, 11/20/34	1,048
193		Series 2004-J8, Class 1A2, 4.750%, 11/25/19	197
560		Series 2005-14, Class A2, 5.500%, 07/25/35	571
344		Series 2005-16, Class A23, 5.500%, 09/25/35	317
4,151		Series 2005-22, Class 2A1, VAR, 2.564%, 11/25/35	3,496
		Citicorp Mortgage Securities Trust,
383		Series 2006-1, Class 2A1, 5.000%, 02/25/21	398
1,721		Series 2006-4, Class 1A2, 6.000%, 08/25/36 Citigroup Mortgage Loan Trust,	1,760
12,516		Series 2008-AR4, Class 1A1A, VAR, 2.682%, 11/25/38 (e)	12,641
2,797		Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	2,913
2,318		Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	2,455
6,983		Series 2009-10, Class 1A1, VAR, 2.418%, 09/25/33 (e)	7,075
5,565		Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	5,816
6,503		Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	6,859
1,536		Series 2010-3, Class 4A1, VAR, 2.380%, 02/25/36 (e)	1,538
2,216		Series 2010-7, Class 10A1, VAR, 2.612%, 02/25/35 (e)	2,233
31,008		Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	31,945
31,857		Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	32,856
3,314		Series 2010-10, Class 2A1, VAR, 2.787%, 02/25/36 (e)	3,342
		Citigroup Mortgage Loan Trust, Inc.,
1,119		Series 2003-1, Class 2A5, 5.250%, 10/25/33	1,160
196		Series 2003-1, Class 2A6, PO, 10/25/33	166
140		Series 2003-1, Class PO2, PO, 10/25/33	126
156		Series 2003-1, Class PO3, PO, 09/25/33	139
1		Series 2003-1, Class WPO1, PO, 06/25/16	1
261		Series 2003-UP3, Class A3, 7.000%, 09/25/33	270
371		Series 2003-UST1, Class A1, 5.500%, 12/25/18	379
74		Series 2003-UST1, Class PO1, PO, 12/25/18	70
64		Series 2003-UST1, Class PO3, PO, 12/25/18	61
676		Series 2004-UST1, Class A6, VAR, 2.816%, 08/25/34	658
469		Series 2005-1, Class 2A1A, VAR, 2.702%, 04/25/35	369
2,427		Series 2005-2, Class 2A11, 5.500%, 05/25/35	2,502
1,269		Series 2005-5, Class 1A2, VAR, 2.624%, 08/25/35	940

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
11,609	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	11,209
	Credit Suisse First Boston Mortgage Securities Corp.,
32	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	32
1,517	Series 2003-1, Class DB1, VAR, 6.675%, 02/25/33	1,534
2,074	Series 2003-21, Class 1A4, 5.250%, 09/25/33	2,157
1,344	Series 2003-23, Class 1P, PO, 10/25/33	1,168
615	Series 2003-23, Class 2A5, 5.000%, 10/25/18	621
174	Series 2003-25, Class 2A1, 4.500%, 10/25/18	179
2,939	Series 2003-27, Class 5A3, 5.250%, 11/25/33	3,013
1,034	Series 2003-27, Class 5A4, 5.250%, 11/25/33	1,056
762	Series 2003-AR15, Class 3A1, VAR, 2.731%, 06/25/33	764
1,771	Series 2004-4, Class 2A4, 5.500%, 09/25/34	1,936
1,198	Series 2004-5, Class 3A1, 5.250%, 08/25/19	1,231
32	Series 2004-5, Class 5P, PO, 08/25/19	31
3,035	Series 2004-8, Class 1A4, 5.500%, 12/25/34	3,285
391	Series 2005-9, Class AP, PO, 10/25/35	250
4,696	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	852
266	Series 2005-10, Class AP, PO, 11/25/35	165
4,199	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	4,374
	CSMC Trust,
6,726	Series 2010-16, Class A3, VAR, 3.590%, 06/25/50 (e)	6,676
2,823	Series 2010-16, Class A4, VAR, 3.590%, 06/25/50 (e)	2,770
1,437	Series 2010-1R, Class 5A1, VAR, 4.958%, 01/27/36 (e)	1,471
60,899	Series 2010-11R, Class A6, VAR, 1.150%, 06/28/47 (e)	58,286
3,859	Series 2010-17R, Class 1A1, VAR, 2.370%, 06/26/36 (e)	3,949
198	Series 2010-17R, Class 5A1, VAR, 2.714%, 07/26/36 (e)	197
7,104	Series 2011-1R, Class A1, VAR, 1.150%, 02/27/47 (e)	7,095
3,839	Series 2011-6R, Class 3A1, VAR, 2.714%, 07/28/36 (e)	3,859
1,500	Series 2011-7R, Class A1, VAR, 1.401%, 08/28/47 (e)	1,499
16,831	Series 2011-9R, Class A1, VAR, 2.150%, 03/27/46 (e)	16,908
11,432	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	11,556
4,258	Series 2012-2R, Class 2A1, VAR, 2.462%, 03/27/47 (e)	4,197
10,840	Series 2012-3R, Class 1A1, VAR, 3.250%, 07/27/37 (e)	10,780
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
1,228	Series 2005-1, Class 2A1, VAR, 5.741%, 02/25/20	1,272
1,474	Series 2005-3, Class 1A1, VAR, 5.346%, 06/25/20	1,493
678	Deutsche Mortgage Securities, Inc., Mortgage Loan Resecuritization Trust, Series 2009-RS2, Class 4A1, VAR, 0.284%, 04/26/37 (e)	672
59	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	59
3,761	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	3,815
	First Boston Mortgage Securities Corp. 1987 STRIPS,
12	Series C, Class IO, IO, 10.965%, 04/25/17	1
6	Series C, Class PO, PO, 04/25/17	6
	First Horizon Alternative Mortgage Securities Trust,
2,298	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	2,047
16,672	Series 2007-FA4, Class 1A2, IF, IO, 5.500%, 08/25/37	3,360
	First Horizon Mortgage Pass-Through Trust,
55	Series 2003-7, Class 2A1, 4.500%, 09/25/18	56
505	Series 2003-8, Class 2A1, 4.500%, 09/25/18	505
1,221	Series 2004-AR2, Class 2A1, VAR, 2.627%, 05/25/34	1,222

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
534	Series 2004-AR7, Class 2A2, VAR, 2.555%, 02/25/35	536
3,923	Series 2005-AR1, Class 2A2, VAR, 2.592%, 04/25/35	3,937
2,451	Freedom Trust, Series 2011-4, Class A18, VAR, 5.000%, 03/25/37 (e)	2,466
	GMACM Mortgage Loan Trust,
6,456	Series 2003-AR1, Class A4, VAR, 2.944%, 10/19/33	6,447
4,770	Series 2003-AR2, Class 2A4, VAR, 2.874%, 12/19/33	4,808
372	Series 2003-J7, Class A10, 5.500%, 11/25/33	389
4,309	Series 2003-J7, Class A7, 5.000%, 11/25/33	4,448
231	Series 2003-J8, Class A, 5.250%, 12/25/33	243
2,997	Series 2004-J5, Class A7, 6.500%, 01/25/35	3,149
1,166	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	1,198
3,844	Series 2005-AR3, Class 3A4, VAR, 2.848%, 06/19/35	3,819
	GSMPS Mortgage Loan Trust,
872	Series 2004-4, Class 1AF, VAR, 0.550%, 06/25/34 (e)	759
1,622	Series 2005-RP2, Class 1AF, VAR, 0.500%, 03/25/35 (e)	1,420
9,751	Series 2005-RP3, Class 1AF, VAR, 0.500%, 09/25/35 (e)	8,351
7,188	Series 2005-RP3, Class 1AS, IO, VAR, 4.852%, 09/25/35 (e)	1,007
	GSR Mortgage Loan Trust,
668	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	697
333	Series 2003-6F, Class A2, VAR, 0.550%, 09/25/32	313
2,585	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	2,766
1,427	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,540
1,060	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	1,049
27	Series 2004-15F, Class AP, PO, 12/25/34	26
922	Series 2005-5F, Class 8A3, VAR, 0.650%, 06/25/35	888
4,276	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	4,432
291	Series 2005-AR6, Class 3A1, VAR, 2.620%, 09/25/35	294
2,393	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	2,232
7,913	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	7,274
7,208	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	7,232
14,231	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	13,934
2,583	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.450%, 05/25/35	2,591
	Impac Secured Assets CMN Owner Trust,
1,325	Series 2003-2, Class A1, 5.500%, 08/25/33	1,397
79	Series 2004-3, Class 1A4, VAR, 0.950%, 11/25/34	77
	Impac Secured Assets Trust,
5,832	Series 2006-1, Class 2A1, VAR, 0.500%, 05/25/36	5,779
11,265	Series 2006-2, Class 2A1, VAR, 0.500%, 08/25/36	11,119
18,223	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	6
4,531	Jefferies Resecuritization Trust, Series 2011-R2, Class A1, VAR, 4.500%, 10/26/36 (e)	4,700
	JP Morgan Mortgage Trust,
891	Series 2004-A3, Class 4A1, VAR, 2.674%, 07/25/34	920
1,574	Series 2004-A4, Class 1A1, VAR, 2.758%, 09/25/34	1,628
773	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	805
3,044	Series 2005-A1, Class 3A4, VAR, 3.151%, 02/25/35	3,097
20,154	Series 2006-A2, Class 4A1, VAR, 2.698%, 08/25/34	20,150
11,648	Series 2006-A2, Class 5A3, VAR, 2.558%, 11/25/33	11,647
2,768	Series 2006-A3, Class 6A1, VAR, 2.733%, 08/25/34	2,798
2,059	Series 2007-A1, Class 5A1, VAR, 2.663%, 07/25/35	2,063
824	Series 2007-A1, Class 5A2, VAR, 2.663%, 07/25/35	840

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	JP Morgan Resecuritization Trust,
2,731	Series 2009-6, Class 4A1, VAR, 2.664%, 09/26/36 (e)	2,752
2,619	Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	2,615
	Lehman Mortgage Trust,
1,167	Series 2006-2, Class 1A1, VAR, 6.146%, 04/25/36	1,107
1,131	Series 2007-6, Class 1A8, 6.000%, 07/25/37	1,025
6,021	Series 2008-2, Class 1A6, 6.000%, 03/25/38	5,502
	LVII Resecuritization Trust,
11,261	Series 2009-2, Class M3, VAR, 5.172%, 09/27/37 (e)	11,492
7,174	Series 2009-3, Class M3, VAR, 5.089%, 11/27/37 (e)	7,281
8,968	Series 2009-3, Class M4, VAR, 5.089%, 11/27/37 (e)	9,489
	MASTR Adjustable Rate Mortgages Trust,
1,104	Series 2004-3, Class 4A2, VAR, 2.327%, 04/25/34	1,039
5,149	Series 2004-13, Class 2A1, VAR, 2.641%, 04/21/34	5,223
586	Series 2004-15, Class 3A1, VAR, 2.892%, 12/25/34	591
	MASTR Alternative Loan Trust,
1,826	Series 2003-9, Class 2A1, 6.000%, 12/25/33	1,961
358	Series 2003-9, Class 8A1, 6.000%, 01/25/34	373
1,052	Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,113
3,249	Series 2004-3, Class 3A1, 6.000%, 04/25/34	3,444
630	Series 2004-6, Class 30PO, PO, 07/25/34	605
364	Series 2004-6, Class 7A1, 6.000%, 07/25/34	379
547	Series 2004-7, Class 30PO, PO, 08/25/34	436
1,322	Series 2004-8, Class 6A1, 5.500%, 09/25/19	1,373
363	Series 2004-10, Class 1A1, 4.500%, 09/25/19	370
1,324	Series 2005-6, Class 3A1, 5.500%, 11/25/20	1,298
	MASTR Asset Securitization Trust,
178	Series 2003-2, Class 1A1, 5.000%, 03/25/18	179
107	Series 2003-2, Class 2A1, 4.500%, 03/25/18	107
340	Series 2003-2, Class 2A10, 4.500%, 03/25/18	340
133	Series 2003-8, Class 1A1, 5.500%, 09/25/33	138
214	Series 2003-9, Class 15PO, PO, 10/25/18	203
247	Series 2003-9, Class 2A7, 5.500%, 10/25/33	255
125	Series 2003-11, Class 3A1, 4.500%, 12/25/18	128
162	Series 2003-12, Class 30PO, PO, 12/25/33	147
392	Series 2003-12, Class 6A1, 5.000%, 12/25/33	407
119	Series 2004-1, Class 30PO, PO, 02/25/34	105
2,639	Series 2004-4, Class 1A6, 5.250%, 12/26/33	2,751
26	Series 2004-4, Class 3A1, 4.500%, 04/25/19	27
139	Series 2004-6, Class 15PO, PO, 07/25/19	134
365	Series 2004-8, Class 1A1, 4.750%, 08/25/19	374
74	Series 2004-8, Class PO, PO, 08/25/19	68
493	Series 2004-9, Class 5A1, 5.250%, 09/25/19	510
1,638	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	1,766
	MASTR Reperforming Loan Trust,
13,134	Series 2005-2, Class 1A1F, VAR, 0.500%, 05/25/35 (e)	11,164
1,560	Series 2006-2, Class 1A1, VAR, 4.818%, 05/25/36 (e)	1,480
1,920	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,536
	Merrill Lynch Mortgage Investors Trust,
1,199	Series 2003-A5, Class 2A6, VAR, 2.387%, 08/25/33	1,220
2,702	Series 2003-E, Class A1, VAR, 0.770%, 10/25/28	2,682
2,924	Series 2003-F, Class A1, VAR, 0.790%, 10/25/28	2,919

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
2,473		Series 2004-1, Class 2A1, VAR, 2.146%, 12/25/34	2,430
1,135		Series 2004-A, Class A1, VAR, 0.610%, 04/25/29	1,091
2,127		Series 2004-A4, Class A2, VAR, 2.467%, 08/25/34	2,192
2,485		Series 2004-C, Class A2, VAR, 0.949%, 07/25/29	2,355
4,237		Series 2005-A2, Class A1, VAR, 2.476%, 02/25/35	4,186
3,809		Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.281%, 06/25/37	3,764
37		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	40
		Morgan Stanley Mortgage Loan Trust,
4,642		Series 2004-3, Class 4A, VAR, 5.691%, 04/25/34	4,901
1,271		Series 2004-9, Class 4A, VAR, 5.313%, 10/25/19	1,287
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,349.630%, 04/20/21	3
1,685		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.470%, 02/25/35	1,650
		MRFC Mortgage Pass-Through Trust,
4,933		Series 2000-TBC2, Class A1, VAR, 0.631%, 06/15/30	4,878
1,087		Series 2000-TBC3, Class A1, VAR, 0.591%, 12/15/30	1,034
912		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	932
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
521		Series 2003-A1, Class A1, 5.500%, 05/25/33	537
239		Series 2003-A1, Class A2, 6.000%, 05/25/33	247
123		Series 2003-A1, Class A5, 7.000%, 04/25/33	127
9		Series 2003-A1, Class A7, 5.000%, 04/25/18	9
1,632		Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.530%, 03/26/36 (e)	1,634
		PaineWebber CMO Trust,
1		Series H, Class 4, 8.750%, 04/01/18	2
9		Series P, Class 4, 8.500%, 08/01/19	10
2,027		Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	2,133
991		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.495%, 05/25/35	1,012
		RALI Trust,
433		Series 2001-QS19, Class A2, 6.000%, 12/25/16	438
228		Series 2002-QS16, Class A3, IF, 16.309%, 10/25/17	238
936		Series 2002-QS8, Class A5, 6.250%, 06/25/17	951
2,459		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	2,560
1,495		Series 2003-QR24, Class A5, 4.000%, 07/25/33	1,516
201		Series 2003-QS1, Class A6, 4.250%, 01/25/33	202
835		Series 2003-QS12, Class A2A, IF, IO, 7.450%, 06/25/18	83
254		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	17
8,294		Series 2003-QS13, Class A2, 4.000%, 07/25/33	7,773
1,840		Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,871
8,088		Series 2003-QS15, Class A7, 5.500%, 08/25/33	8,267
592		Series 2003-QS18, Class A1, 5.000%, 09/25/18	606
6,837		Series 2003-QS19, Class A1, 5.750%, 10/25/33	7,205
509		Series 2003-QS3, Class A2, IF, 16.170%, 02/25/18	578
281		Series 2003-QS3, Class A8, IF, IO, 7.450%, 02/25/18	10
1,337		Series 2003-QS9, Class A3, IF, IO, 7.400%, 05/25/18	149
11,252		Series 2004-QS7, Class A4, 5.500%, 05/25/34	11,527
2,408		Series 2005-QA6, Class A32, VAR, 3.545%, 05/25/35	1,826
331		Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	267
		RBSSP Resecuritization Trust,
4,909		Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	5,289
1,653		Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	1,756

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
307	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	310
2,872	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	2,951
7,697	Series 2009-12, Class 1A1, VAR, 5.882%, 11/25/33 (e)	8,128
3,531	Series 2010-9, Class 3A1, VAR, 4.852%, 10/26/34 (e)	3,712
11,163	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	11,427
671	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	677
9,674	Series 2012-3, Class 3A1, VAR, 0.300%, 09/26/36 (e)	9,167
153	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	133
	Residential Asset Securitization Trust,
449	Series 2003-A13, Class A3, 5.500%, 01/25/34	460
42	Series 2003-A14, Class A1, 4.750%, 02/25/19	43
799	Series 2003-A8, Class A5, 4.250%, 10/25/18	815
13,723	Series 2005-A2, Class A4, IF, IO, 4.900%, 03/25/35	1,936
1,397	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,278
	RFMSI Trust,
894	Series 2003-S13, Class A3, 5.500%, 06/25/33	899
147	Series 2003-S14, Class A4, PO, 07/25/18	139
395	Series 2003-S16, Class A3, 5.000%, 09/25/18	399
677	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	691
258	Series 2004-S6, Class 2A6, PO, 06/25/34	229
426	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	437
1,344	Series 2005-SA4, Class 1A1, VAR, 2.831%, 09/25/35	1,126
26	RFSC Trust, Series 2003-RM2, Class AP- 3, PO, 05/25/33	23
8,044	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	8,058
	Salomon Brothers Mortgage Securities VII, Inc.,
3,679	Series 2003-HYB1, Class A, VAR, 2.618%, 09/25/33	3,761
77	Series 2003-UP2, Class PO1, PO, 12/25/18	69
	Sequoia Mortgage Trust,
2,225	Series 2004-8, Class A1, VAR, 0.849%, 09/20/34	2,135
3,367	Series 2004-8, Class A2, VAR, 1.065%, 09/20/34	3,271
1,023	Series 2004-10, Class A1A, VAR, 0.459%, 11/20/34	1,022
3,571	Series 2004-11, Class A1, VAR, 0.449%, 12/20/34	3,423
3,373	Series 2004-12, Class A3, VAR, 0.667%, 01/20/35	3,086
	Springleaf Mortgage Loan Trust,
8,300	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	8,664
12,757	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	13,408
4,553	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	4,641
16,277	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	17,406
18,426	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	18,668
15,021	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	15,733
22,914	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	22,901
8,656	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	8,614
5,072	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	5,122
4,311	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	4,438
1,917	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	1,984
16,726	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	16,665
9,745	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	9,510
7,103	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	6,986
5,974	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	5,915

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
17,845	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	17,815
7,808	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	7,866
660	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	660
10,968	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	11,057
1,644	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 3.896%, 06/25/34	1,634
	Structured Asset Mortgage Investments II Trust,
2,771	Series 2004-AR5, Class 1A1, VAR, 0.481%, 10/19/34	2,636
11,872	Series 2005-AR5, Class A3, VAR, 0.401%, 07/19/35	11,492
	Structured Asset Securities Corp.,
3,764	Series 2003-37A, Class 2A, VAR, 3.616%, 12/25/33	3,793
3,518	Series 2004-4XS, Class 1A5, SUB, 5.490%, 02/25/34	3,745
1,267	Series 2005-RF3, Class 1A, VAR, 0.500%, 06/25/35 (e)	1,026
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
360	Series 2002-17, Class B1, VAR, 6.066%, 09/25/32	359
1,057	Series 2003-16, Class A3, VAR, 0.650%, 06/25/33	1,046
1,131	Series 2003-29, Class 1A1, 4.750%, 09/25/18	1,155
478	Series 2003-30, Class 1A1, 5.500%, 10/25/33	503
409	Series 2003-32, Class 1A1, VAR, 5.499%, 11/25/33	423
4,040	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	4,131
1,180	Series 2003-34A, Class 3A3, VAR, 2.482%, 11/25/33	1,176
8,307	Series 2004-5H, Class A4, 5.540%, 12/25/33	8,543
962	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	974
	Thornburg Mortgage Securities Trust,
1,767	Series 2003-4, Class A1, VAR, 0.790%, 09/25/43	1,737
780	Series 2004-4, Class 3A, VAR, 2.001%, 12/25/44	784
	WaMu Mortgage Pass-Through Certificates Trust,
5,984	Series 2003-AR11, Class A6, VAR, 2.427%, 10/25/33	6,069
2,068	Series 2003-AR7, Class A7, VAR, 2.298%, 08/25/33	2,095
10,534	Series 2003-AR9, Class 1A6, VAR, 2.418%, 09/25/33	10,744
2,160	Series 2003-AR9, Class 2A, VAR, 2.443%, 09/25/33	2,191
1,948	Series 2003-S1, Class A5, 5.500%, 04/25/33	2,001
186	Series 2003-S10, Class A2, 5.000%, 10/25/18	191
563	Series 2003-S13, Class 23A1, VAR, 0.700%, 12/25/18	545
613	Series 2003-S4, Class 2A10, IF, 17.050%, 06/25/33	702
1,124	Series 2003-S8, Class A5, 4.500%, 09/25/18	1,138
356	Series 2003-S8, Class A6, 4.500%, 09/25/18	361
8,441	Series 2003-S9, Class A8, 5.250%, 10/25/33	8,676
202	Series 2003-S9, Class P, PO, 10/25/33	169
2,941	Series 2004-AR3, Class A1, VAR, 2.378%, 06/25/34	2,997
3,779	Series 2004-AR3, Class A2, VAR, 2.378%, 06/25/34	3,851
1,197	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	1,226
1,376	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	1,422
1,153	Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,181
3	Series 2004-S1, Class 1A3, VAR, 0.550%, 03/25/34	3
7,611	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	7,985
2,075	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	2,186
273	Series 2006-AR10, Class 2P, VAR, 2.381%, 09/25/36	166
1,267	Series 2006-AR8, Class 1A2, VAR, 2.376%, 08/25/46	1,107
	Washington Mutual Mortgage Pass- Through Certificates WMALT Trust,
3,096	Series 2005-1, Class 1A1, 5.500%, 03/25/35	3,088

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
270	Series 2005-1, Class CP, PO, 2.570%, 03/25/35	188
15,354	Series 2005-2, Class 1A4, IF, IO, 4.900%, 04/25/35	2,221
3,382	Series 2005-2, Class 2A3, IF, IO, 4.850%, 04/25/35	441
5,265	Series 2005-4, Class CB7, 5.500%, 06/25/35	4,901
5,169	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	1,105
1,089	Series 2005-6, Class 2A4, 5.500%, 08/25/35	999
461	Series 2006-1, Class 3A2, 5.750%, 02/25/36	422
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
181	Series 2003-MS5, Class 1A4, VAR, 0.650%, 03/25/18	178
33	Series 2003-MS7, Class P, PO, 03/25/33	25
	Wells Fargo Alternative Loan Trust,
198	Series 2003-1, Class APO, PO, 09/25/33	196
616	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	557
7,636	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	7,685
	Wells Fargo Mortgage-Backed Securities Trust,
4,329	Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	4,444
166	Series 2003-K, Class 1A2, VAR, 2.490%, 11/25/33	172
651	Series 2003-L, Class 2A1, VAR, 2.542%, 11/25/33	643
997	Series 2004-4, Class A9, 5.500%, 05/25/34	1,026
1,347	Series 2004-B, Class A1, VAR, 2.490%, 02/25/34	1,364
3,712	Series 2004-EE, Class 2A1, VAR, 2.613%, 12/25/34	3,793
2,525	Series 2004-EE, Class 2A2, VAR, 2.613%, 12/25/34	2,590
3,781	Series 2004-EE, Class 3A1, VAR, 2.634%, 12/25/34	3,844
1,234	Series 2004-EE, Class 3A2, VAR, 2.634%, 12/25/34	1,260
5,460	Series 2004-I, Class 1A1, VAR, 2.634%, 07/25/34	5,533
16,327	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	16,687
2,580	Series 2004-V, Class 1A1, VAR, 2.622%, 10/25/34	2,615
3,309	Series 2004-V, Class 1A2, VAR, 2.622%, 10/25/34	3,425
1,783	Series 2005-14, Class 1A1, 5.500%, 12/25/35	1,889
394	Series 2005-14, Class 2APO, PO, 12/25/35	318
30,024	Series 2005-AR3, Class 1A1, VAR, 2.620%, 03/25/35	30,536
3,446	Series 2005-AR8, Class 2A1, VAR, 2.624%, 06/25/35	3,478
857	Series 2007-7, Class A7, 6.000%, 06/25/37	847
3,575	Series 2007-9, Class 1A8, 5.500%, 07/25/37	3,666
4,644	Series 2007-11, Class A14, 6.000%, 08/25/37	4,630

		1,622,806

	Total Collateralized Mortgage Obligations (Cost $5,682,619)	5,886,876

Commercial Mortgage-Backed Securities — 3.6%
	A10 Securitization LLC,
10,649	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	10,690
9,989	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	10,044
	A10 Term Asset Financing LLC,
23,388	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	23,438
2,000	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	2,011
2,442	Series 2013-2, Class C, 5.120%, 11/15/27 (e)	2,447
7,026	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	6,966
	Banc of America Commercial Mortgage Trust,
2,560	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	2,710
15,538	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	16,824
10,078	Series 2006-4, Class A4, 5.634%, 07/10/46	10,893

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
8,430	Series 2006-5, Class A4, 5.414%, 09/10/47	9,066
211,331	Series 2006-5, Class XC, IO, VAR, 0.637%, 09/10/47 (e)	2,307
8,719	Series 2007-5, Class A4, 5.492%, 02/10/51	9,477
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
4,484	Series 2005-1, Class AJ, VAR, 5.290%, 11/10/42	4,619
4,484	Series 2005-3, Class A4, 4.668%, 07/10/43	4,595
9,528	Series 2005-3, Class AM, 4.727%, 07/10/43	9,805
2,161	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	2,256
463,179	Series 2005-5, Class XC, IO, VAR, 0.080%, 10/10/45 (e)	688
335	Series 2005-6, Class ASB, VAR, 5.177%, 09/10/47	335
8,263	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.598%, 06/24/50 (e)	8,987
	BB-UBS Trust,
23,898	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	23,730
25,559	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	25,109
	Bear Stearns Commercial Mortgage Securities Trust,
512	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	513
7,677	Series 2006-PW11, Class A4, VAR, 5.441%, 03/11/39	8,144
204,669	Series 2006-PW14, Class X1, IO, VAR, 0.639%, 12/11/38 (e)	3,111
2,388	Series 2006-T24, Class A4, 5.537%, 10/12/41	2,599
583,690	Series 2007-T26, Class X1, IO, VAR, 0.145%, 01/12/45 (e)	3,093
	CD Commercial Mortgage Trust,
5,381	Series 2005-CD1, Class AJ, VAR, 5.228%, 07/15/44	5,645
207,534	Series 2007-CD4, Class XC, IO, VAR, 0.377%, 12/11/49 (e)	1,816
124,015	CD Mortgage Trust, Series 2006-CD3, Class XS, IO, VAR, 0.497%, 10/15/48 (e)	1,668
5,600	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class A, VAR, 0.960%, 02/15/31 (e)	5,607
	Citigroup Commercial Mortgage Trust,
6,457	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	6,656
3,803	Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	3,853
	COBALT CMBS Commercial Mortgage Trust,
5,177	Series 2006-C1, Class A4, 5.223%, 08/15/48	5,545
5,022	Series 2006-C1, Class AM, 5.254%, 08/15/48	5,180
143,752	Series 2006-C1, Class IO, IO, VAR, 0.777%, 08/15/48	2,556
	COMM Mortgage Trust,
5,650	Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	5,798
8,968	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	9,209
29,723	Series 2012-CR2, Class XA, IO, VAR, 1.928%, 08/15/45	3,198
4,484	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	4,865
6,150	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	6,062
10,196	Series 2014-TWC, Class A, VAR, 1.002%, 02/13/32 (e)	10,199
492	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.118%, 01/17/32	492
4,736	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.090%, 11/17/26 (e)	4,771
	Commercial Mortgage Trust,
3,139	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	3,201
2,690	Series 2006-GG7, Class AM, VAR, 5.820%, 07/10/38	2,923
26,500	COOF, 3.015%, 06/25/40	3,793
	Credit Suisse Commercial Mortgage Trust,
6,412	Series 2006-C2, Class A3, VAR, 5.669%, 03/15/39	6,838
213,196	Series 2007-C2, Class AX, IO, VAR, 0.069%, 01/15/49 (e)	689
1,525	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AM, 4.730%, 07/15/37	1,577
	DBRR Trust,
320	Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	320

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
7,177	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	7,158
38,798	DBUBS Mortgage Trust, Series 2011- LC2A, Class XA, IO, VAR, 1.420%, 07/10/44 (e)	2,047
12,755	FDIC Guaranteed Notes Trust, Series 2010- C1, Class A, 2.980%, 12/06/20 (e)	13,272
24,000	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2, 2.615%, 01/25/23	23,606
	GE Capital Commercial Mortgage Corp.,
10,313	Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	10,517
9,685	Series 2005-C1, Class B, VAR, 4.846%, 06/10/48	9,823
11,993	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	12,503
	GS Mortgage Securities Corp. II,
1,994	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	1,995
12,100	Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	12,278
	GS Mortgage Securities Corp. Trust,
67,725	Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	4,124
4,384	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	4,434
	GS Mortgage Securities Trust,
6,547	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	6,945
120,823	Series 2006-GG8, Class X, IO, VAR, 0.574%, 11/10/39 (e)	1,368
1,600	Series 2011-GC5, Class D, VAR, 5.307%, 08/10/44 (e)	1,654
4,932	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	5,392
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,534	Series 2004-CB9, Class A4, VAR, 5.580%, 06/12/41	1,538
4,619	Series 2005-CB11, Class AJ, VAR, 5.390%, 08/12/37	4,786
476,239	Series 2005-CB11, Class X1, IO, VAR, 0.127%, 08/12/37 (e)	550
500,375	Series 2005-LDP5, Class X1, IO, VAR, 0.126%, 12/15/44 (e)	730
1,550	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	1,677
314,361	Series 2006-CB15, Class X1, IO, VAR, 0.212%, 06/12/43	1,663
1,915	Series 2006-CB16, Class A4, 5.552%, 05/12/45	2,062
1,414	Series 2006-LDP8, Class A4, 5.399%, 05/15/45	1,526
2,285	Series 2006-LDP9, Class A3SF, VAR, 0.306%, 05/15/47	2,277
3,587	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,618
1,345	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,487
278,319	Series 2007-LD12, Class X, IO, VAR, 0.077%, 02/15/51	734
79,137	KGS-Alpha Capital Markets LP, Series 2014-1, 1.383%, 10/25/32	4,056
74,849	KGS-Alpha SBA COOF Trust, Series 2012-6, Class A, IO, VAR, 0.625%, 05/25/39 (e)	1,801
8,924	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	8,752
	LB-UBS Commercial Mortgage Trust,
4,484	Series 2006-C1, Class A4, 5.156%, 02/15/31	4,733
1,281	Series 2006-C4, Class A4, VAR, 5.835%, 06/15/38	1,388
4,260	Series 2007-C1, Class AM, 5.455%, 02/15/40	4,668
5,456	Series 2007-C2, Class A3, 5.430%, 02/15/40	6,002
116,133	Series 2007-C2, Class XW, IO, VAR, 0.537%, 02/15/40	1,702
	Merrill Lynch Mortgage Trust,
2,052	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	2,166
2,982	Series 2005-LC1, Class AJ, VAR, 5.367%, 01/12/44	3,178
151	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	151
1,973	Series 2006-C1, Class A4, VAR, 5.673%, 05/12/39	2,115
	ML-CFC Commercial Mortgage Trust,
4,324	Series 2006-1, Class A4, VAR, 5.465%, 02/12/39	4,577
358,268	Series 2006-4, Class XC, IO, VAR, 0.206%, 12/12/49 (e)	4,271
5,551	Series 2007-9, Class A4, 5.700%, 09/12/49	6,186

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
18,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	18,899
	Morgan Stanley Capital I Trust,
837	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	837
179,713	Series 2006-IQ12, Class X1, IO, VAR, 0.498%, 12/15/43 (e)	1,977
315,302	Series 2007-HQ11, Class X, IO, VAR, 0.220%, 02/12/44 (e)	1,521
95,033	Series 2007-HQ13, Class X1, IO, VAR, 0.390%, 12/15/44 (e)	1,040
288,084	Series 2007-IQ13, Class X, IO, VAR, 0.416%, 03/15/44 (e)	2,871
5,477	Series 2011-C3, Class A3, 4.054%, 07/15/49	5,906
7,174	Series 2012-C4, Class A3, 2.991%, 03/15/45	7,396
	Morgan Stanley Re-REMIC Trust,
5,314	Series 2009-IO, Class B, PO, 07/17/56 (e)	5,282
1,499	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	1,502
2,271	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	2,276
16,573	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	16,677
39,023	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	39,242
10,268	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	8,779
461	Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through, Series 2005-RR4A, Class A3, 5.000%, 11/28/35 (e)	464
55,742	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	57,363
	NorthStar, (Cayman Islands),
15,780	Series 2013-1A, Class A, VAR, 2.000%, 08/25/29 (e)	15,795
6,359	Series 2013-1A, Class B, VAR, 5.150%, 08/25/29 (e)	6,317
13,634	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.350%, 08/25/29 (e)	13,646
4,450	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	4,454
352	RBSCF Trust, Series 2010-RR3, Class MS4A, VAR, 4.970%, 04/16/40 (e)	353
14,092	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	14,422
7,739	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.562%, 08/15/39	7,881
17,302	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.302%, 05/10/45 (e)	2,218
15,527	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	15,678
	UBS-Barclays Commercial Mortgage Trust,
9,327	Series 2012-C2, Class A4, 3.525%, 05/10/63	9,612
66,808	Series 2012-C2, Class XA, IO, VAR, 1.780%, 05/10/63 (e)	5,759
2,357	Series 2013-C6, Class A4, 3.244%, 04/10/46	2,363
1,675	VFC LLC, Series 2013-1, Class A, 3.130%, 03/20/26 (e)	1,693
	VNDO Mortgage Trust,
11,148	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	11,022
24,750	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	26,344
	Wachovia Bank Commercial Mortgage Trust,
2,934	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	2,938
7,174	Series 2005-C22, Class A4, VAR, 5.280%, 12/15/44	7,547
834,992	Series 2006-C24, Class XC, IO, VAR, 0.103%, 03/15/45 (e)	2,086
13,452	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	13,514
18,873	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	18,881
	WFRBS Commercial Mortgage Trust,
9,206	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	10,088
1,641	Series 2012-C6, Class A1, 1.081%, 04/15/45	1,647
9,327	Series 2012-C6, Class A4, 3.440%, 04/15/45	9,661

	Total Commercial Mortgage-Backed Securities (Cost $859,376)	878,379

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 18.5%
	Consumer Discretionary — 1.3%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
4,124	3.750%, 12/01/21	4,319
2,991	4.250%, 03/01/21	3,252
6,278	5.250%, 12/01/41	6,944

		14,515

	Automobiles — 0.1%
	Daimler Finance North America LLC,
10,331	1.650%, 04/10/15 (e)	10,443
3,758	1.875%, 01/11/18 (e)	3,796
1,692	2.375%, 08/01/18 (e)	1,729
4,706	2.625%, 09/15/16 (e)	4,877
8,789	2.950%, 01/11/17 (e)	9,164
1,345	8.500%, 01/18/31	2,048

		32,057

	Media — 1.0%
	21st Century Fox America, Inc.,
2,242	6.200%, 12/15/34	2,735
2,690	6.650%, 11/15/37	3,438
1,345	6.900%, 08/15/39	1,766
1,762	7.250%, 05/18/18	2,130
3,946	7.300%, 04/30/28	5,009
2,690	7.625%, 11/30/28	3,514
986	8.000%, 10/17/16	1,147
942	8.875%, 04/26/23	1,277
1,525	9.500%, 07/15/24	2,093
	CBS Corp.,
1,345	4.300%, 02/15/21	1,449
673	5.500%, 05/15/33	746
1,279	5.750%, 04/15/20	1,489
583	5.900%, 10/15/40	668
1,121	7.875%, 09/01/23	1,438
5,403	7.875%, 07/30/30	7,283
1,569	8.875%, 05/15/19	2,035
4,708	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	6,848
897	Comcast Cable Communications LLC, 8.875%, 05/01/17	1,092
1,614	Comcast Cable Holdings LLC, 10.125%, 04/15/22	2,268
	Comcast Corp.,
10,484	4.250%, 01/15/33	10,793
1,166	5.900%, 03/15/16	1,276
2,690	6.450%, 03/15/37	3,436
897	6.500%, 01/15/17	1,026
11,658	6.500%, 11/15/35	14,971
	Cox Communications, Inc.,
3,027	3.250%, 12/15/22 (e)	2,977
746	5.450%, 12/15/14	765
1,166	8.375%, 03/01/39 (e)	1,640
2,377	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	2,979
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
5,381	3.800%, 03/15/22	5,558
5,022	4.600%, 02/15/21	5,488
3,876	5.000%, 03/01/21	4,344
11,179	6.000%, 08/15/40	12,921
2,861	6.375%, 03/01/41	3,455
	Discovery Communications LLC,
6,532	4.375%, 06/15/21	7,081
2,269	4.950%, 05/15/42	2,310
3,018	Historic TW, Inc., 9.150%, 02/01/23	4,217
	NBCUniversal Media LLC,
6,080	4.375%, 04/01/21	6,724
4,575	5.950%, 04/01/41	5,583
3,233	6.400%, 04/30/40	4,142
	Thomson Reuters Corp., (Canada),
8,115	3.950%, 09/30/21	8,505
2,716	4.500%, 05/23/43	2,552
1,928	4.700%, 10/15/19	2,141
	Time Warner Cable, Inc.,
3,350	5.500%, 09/01/41	3,708
873	5.850%, 05/01/17	986
4,125	5.875%, 11/15/40	4,818
2,327	6.550%, 05/01/37	2,895
4,080	6.750%, 07/01/18	4,860
1,794	6.750%, 06/15/39	2,315
2,197	7.300%, 07/01/38	2,955
1,928	8.250%, 04/01/19	2,455
1,601	8.750%, 02/14/19	2,065
	Time Warner Entertainment Co. LP,
1,812	8.375%, 03/15/23	2,446
5,829	8.375%, 07/15/33	8,536
	Time Warner, Inc.,
5,085	4.750%, 03/29/21	5,684
1,573	5.375%, 10/15/41	1,735
2,802	6.200%, 03/15/40	3,386
1,474	6.250%, 03/29/41	1,801

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
2,238	6.500%, 11/15/36	2,767
3,430	7.625%, 04/15/31	4,761
1,125	7.700%, 05/01/32	1,569
	Viacom, Inc.,
1,499	1.250%, 02/27/15	1,507
1,951	3.125%, 06/15/22	1,923
599	3.250%, 03/15/23	591
5,046	3.875%, 12/15/21	5,294
6,243	4.375%, 03/15/43	5,792
538	4.500%, 03/01/21	587
1,813	4.500%, 02/27/42	1,729

		240,474

	Multiline Retail — 0.1%
897	Kohl’s Corp., 6.250%, 12/15/17	1,041
	Macy’s Retail Holdings, Inc.,
3,662	2.875%, 02/15/23	3,519
1,671	4.375%, 09/01/23	1,775
877	5.125%, 01/15/42	939
1,166	7.450%, 07/15/17	1,378
3,458	Nordstrom, Inc., 4.000%, 10/15/21	3,718
	Target Corp.,
1,883	6.000%, 01/15/18	2,183
636	7.000%, 01/15/38	863

		15,416

	Specialty Retail — 0.1%
3,397	Gap, Inc. (The), 5.950%, 04/12/21	3,921
	Home Depot, Inc. (The),
673	4.400%, 04/01/21	757
4,125	5.400%, 03/01/16	4,476
	Lowe’s Cos., Inc.,
3,901	4.650%, 04/15/42	4,124
2,067	5.125%, 11/15/41	2,330
3,139	Series B, 7.110%, 05/15/37	4,209

		19,817

	Total Consumer Discretionary	322,279

	Consumer Staples — 0.9%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
897	5.500%, 01/15/18	1,023
986	5.750%, 04/01/36	1,201
7,000	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	7,273
6,322	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	7,876
1,390	Coca-Cola Co. (The), 4.875%, 03/15/19	1,586
	Diageo Capital plc, (United Kingdom),
3,524	1.500%, 05/11/17	3,569
2,493	4.828%, 07/15/20	2,824
1,928	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	2,059
4,484	Diageo Investment Corp., 8.000%, 09/15/22	5,890
3,565	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	3,728
2,601	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	2,600
	PepsiCo, Inc.,
839	0.800%, 08/25/14	840
10,210	1.250%, 08/13/17	10,252
2,245	3.000%, 08/25/21	2,288
207	7.900%, 11/01/18	259
	SABMiller Holdings, Inc.,
3,393	1.850%, 01/15/15 (e)	3,423
4,179	3.750%, 01/15/22 (e)	4,362
762	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	847

		61,900

	Food & Staples Retailing — 0.3%
	CVS Caremark Corp.,
3,214	4.000%, 12/05/23	3,393
2,155	5.300%, 12/05/43	2,462
6,093	5.750%, 05/15/41	7,326
1,794	6.125%, 09/15/39	2,256
6,119	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	7,016
	Kroger Co. (The),
3,468	2.200%, 01/15/17	3,567
2,093	4.000%, 02/01/24	2,178
12,466	5.000%, 04/15/42	13,052
829	5.400%, 07/15/40	915
1,794	6.150%, 01/15/20	2,119
538	6.400%, 08/15/17	620
11,049	7.500%, 04/01/31	14,583
7,567	Walgreen Co., 3.100%, 09/15/22	7,475
	Wal-Mart Stores, Inc.,
1,076	5.250%, 09/01/35	1,250
942	6.200%, 04/15/38	1,220
628	7.550%, 02/15/30	909

		70,341

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — 0.3%
1,973	Archer-Daniels-Midland Co., 5.935%, 10/01/32	2,395
6,959	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	8,761
543	Bunge N.A. Finance LP, 5.900%, 04/01/17	606
	Cargill, Inc.,
6,950	3.300%, 03/01/22 (e)	6,970
2,443	4.307%, 05/14/21 (e)	2,677
1,390	6.000%, 11/27/17 (e)	1,593
2,556	7.350%, 03/06/19 (e)	3,101
	ConAgra Foods, Inc.,
2,042	1.300%, 01/25/16	2,061
2,069	2.100%, 03/15/18	2,091
	Kellogg Co.,
2,278	1.750%, 05/17/17	2,306
2,036	3.250%, 05/21/18	2,145
	Kraft Foods Group, Inc.,
5,113	3.500%, 06/06/22	5,247
4,392	5.000%, 06/04/42	4,679
2,765	5.375%, 02/10/20	3,176
4,612	6.125%, 08/23/18	5,382
2,690	6.500%, 02/09/40	3,369
9,117	6.875%, 01/26/39	11,876
6,100	Mondelez International, Inc., 4.000%, 02/01/24	6,314

		74,749

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
1,220	2.400%, 03/01/22	1,191
448	7.500%, 11/01/18	557
1,600	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	2,038
897	Procter & Gamble Co. (The), 5.500%, 02/01/34	1,092

		4,878

	Total Consumer Staples	211,868

	Energy — 1.6%
	Energy Equipment & Services — 0.2%
	Cameron International Corp.,
1,534	1.600%, 04/30/15	1,550
909	4.000%, 12/15/23	946
	Halliburton Co.,
2,882	3.500%, 08/01/23	2,972
673	6.150%, 09/15/19	807
4,529	7.450%, 09/15/39	6,602
2,242	7.600%, 08/15/96 (e)	3,360
1,411	National Oilwell Varco, Inc., 1.350%, 12/01/17	1,411
	Noble Holding International Ltd., (Cayman Islands),
781	3.950%, 03/15/22	796
557	5.250%, 03/15/42	574
2,931	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	3,041
	Transocean, Inc., (Cayman Islands),
2,491	3.800%, 10/15/22	2,437
1,693	6.375%, 12/15/21	1,942
6,553	6.500%, 11/15/20	7,537
1,334	7.350%, 12/15/41	1,659
448	7.500%, 04/15/31	536
	Weatherford International Ltd., (Bermuda),
2,162	4.500%, 04/15/22	2,300
844	5.950%, 04/15/42	946
986	6.500%, 08/01/36	1,169
2,390	9.875%, 03/01/39	3,761

		44,346

	Oil, Gas & Consumable Fuels — 1.4%
2,381	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	3,111
1,794	Anadarko Finance Co., (Canada), Series B, 7.500%, 05/01/31	2,438
1,480	Anadarko Holding Co., 7.150%, 05/15/28	1,891
	Anadarko Petroleum Corp.,
363	5.750%, 06/15/14	364
3,226	8.700%, 03/15/19	4,171
2,933	ANR Pipeline Co., 9.625%, 11/01/21	4,162
	Apache Corp.,
853	3.250%, 04/15/22	880
3,611	4.750%, 04/15/43	3,783
2,242	6.900%, 09/15/18	2,703
1,552	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	1,734
	BP Capital Markets plc, (United Kingdom),
1,987	1.375%, 11/06/17	1,995
5,991	1.846%, 05/05/17	6,121
5,200	2.237%, 05/10/19	5,258
2,279	2.750%, 05/10/23	2,192
2,273	3.245%, 05/06/22	2,303
1,575	3.814%, 02/10/24	1,631
4,932	3.875%, 03/10/15	5,068

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
5,560	4.742%, 03/11/21	6,248
462	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	660
1,794	Burlington Resources, Inc., 8.200%, 03/15/25	2,458
	Canadian Natural Resources Ltd., (Canada),
359	5.900%, 02/01/18	412
4,152	6.250%, 03/15/38	5,190
1,300	6.450%, 06/30/33	1,612
1,794	6.750%, 02/01/39	2,377
359	7.200%, 01/15/32	466
	Cenovus Energy, Inc., (Canada),
1,599	3.000%, 08/15/22	1,572
3,708	4.450%, 09/15/42	3,694
3,049	6.750%, 11/15/39	3,975
	Chevron Corp.,
2,725	2.355%, 12/05/22	2,616
4,574	4.950%, 03/03/19	5,250
11,233	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	11,542
471	Conoco Funding Co., (Canada), 7.250%, 10/15/31	668
	ConocoPhillips,
1,345	5.200%, 05/15/18	1,524
1,794	5.750%, 02/01/19	2,105
1,300	6.000%, 01/15/20	1,555
1,300	6.500%, 02/01/39	1,758
1,099	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,227
	Devon Energy Corp.,
1,345	1.875%, 05/15/17	1,370
5,180	3.250%, 05/15/22	5,230
2,807	4.750%, 05/15/42	2,893
1,731	6.300%, 01/15/19	2,046
	Encana Corp., (Canada),
2,090	6.500%, 05/15/19	2,487
1,027	6.500%, 08/15/34	1,266
4,843	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	5,418
	Enterprise Products Operating LLC,
2,687	3.900%, 02/15/24	2,771
1,758	5.100%, 02/15/45	1,885
	EOG Resources, Inc.,
2,164	2.625%, 03/15/23	2,096
4,753	4.100%, 02/01/21	5,193
1,614	6.875%, 10/01/18	1,947
1,507	Hess Corp., 7.875%, 10/01/29	2,062
1,036	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,209
	Kerr-McGee Corp.,
1,103	6.950%, 07/01/24	1,413
9,049	7.875%, 09/15/31	12,618
	Magellan Midstream Partners LP,
7,133	5.150%, 10/15/43	7,740
1,794	6.550%, 07/15/19	2,147
	Marathon Oil Corp.,
2,528	5.900%, 03/15/18	2,917
2,511	6.000%, 10/01/17	2,875
2,179	Occidental Petroleum Corp., 1.750%, 02/15/17	2,220
1,031	PC Financial Partnership, 5.000%, 11/15/14	1,051
	Petrobras Global Finance B.V., (Netherlands),
4,978	4.375%, 05/20/23	4,756
13,552	6.250%, 03/17/24	14,410
	Petrobras International Finance Co., (Cayman Islands),
6,459	5.375%, 01/27/21	6,706
986	6.750%, 01/27/41	1,025
1,794	7.875%, 03/15/19	2,097
	Petro-Canada, (Canada),
2,286	6.050%, 05/15/18	2,654
2,870	6.800%, 05/15/38	3,825
	Petroleos Mexicanos, (Mexico),
2,165	4.875%, 01/18/24 (e)	2,306
4,650	6.375%, 01/23/45 (e)	5,353
	Phillips 66,
2,099	2.950%, 05/01/17	2,198
1,181	4.300%, 04/01/22	1,284
1,834	Pioneer Natural Resources Co., 5.875%, 07/15/16	2,013
4,132	Sinopec Group Overseas Development Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	4,315
	Spectra Energy Capital LLC,
4,054	3.300%, 03/15/23	3,881
2,197	5.650%, 03/01/20	2,467
314	5.668%, 08/15/14	317
2,233	7.500%, 09/15/38	2,826

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
4,475	8.000%, 10/01/19	5,642
	Spectra Energy Partners LP,
2,658	2.950%, 09/25/18	2,761
1,801	5.950%, 09/25/43	2,148
	Statoil ASA, (Norway),
1,917	1.200%, 01/17/18	1,910
2,430	2.450%, 01/17/23	2,344
5,765	2.650%, 01/15/24	5,556
1,256	2.900%, 11/08/20	1,287
2,646	3.125%, 08/17/17	2,813
2,064	3.150%, 01/23/22	2,109
1,673	4.250%, 11/23/41	1,694
3,318	5.250%, 04/15/19	3,821
	Suncor Energy, Inc., (Canada),
2,152	5.950%, 12/01/34	2,589
1,704	6.100%, 06/01/18	1,985
807	6.850%, 06/01/39	1,088
	Talisman Energy, Inc., (Canada),
7,470	5.500%, 05/15/42	8,049
1,489	5.850%, 02/01/37	1,637
1,426	6.250%, 02/01/38	1,647
4,802	7.750%, 06/01/19	5,959
6,209	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	5,876
	Tosco Corp.,
3,408	7.800%, 01/01/27	4,791
3,139	8.125%, 02/15/30	4,650
1,508	Total Capital Canada Ltd., (Canada), VAR, 0.606%, 01/15/16	1,516
	Total Capital International S.A., (France),
2,227	0.750%, 01/25/16	2,240
1,894	1.500%, 02/17/17	1,925
5,044	1.550%, 06/28/17	5,117
1,256	2.875%, 02/17/22	1,258
	Total Capital S.A., (France),
8,968	2.300%, 03/15/16	9,261
1,989	4.125%, 01/28/21	2,177
	TransCanada PipeLines Ltd., (Canada),
1,345	6.200%, 10/15/37	1,689
1,704	6.500%, 08/15/18	2,026
2,377	7.125%, 01/15/19	2,910
1,883	7.250%, 08/15/38	2,626

		343,102

	Total Energy	387,448

	Financials — 8.7%
	Banks — 3.7%
3,394	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	3,449
2,628	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	2,707
	Australia & New Zealand Banking Group Ltd., (Australia),
8,932	2.400%, 11/23/16 (e)	9,258
5,560	3.250%, 03/01/16 (e)	5,798
2,571	4.875%, 01/12/21 (e)	2,913
	Bank of America Corp.,
6,367	2.000%, 01/11/18	6,412
5,000	2.650%, 04/01/19	5,075
4,720	3.300%, 01/11/23	4,648
2,140	3.625%, 03/17/16	2,243
3,403	4.000%, 04/01/24	3,482
1,890	4.100%, 07/24/23	1,955
628	Series C, 5.000%, 01/15/15	645
11,565	5.000%, 05/13/21	12,899
3,339	5.450%, 07/15/14	3,358
5,830	5.625%, 10/14/16	6,423
15,875	5.625%, 07/01/20	18,309
7,155	Series L, 5.650%, 05/01/18	8,139
4,155	5.750%, 12/01/17	4,707
2,960	5.875%, 01/05/21	3,460
19,000	6.400%, 08/28/17	21,792
4,485	6.500%, 08/01/16	4,993
5,693	6.875%, 04/25/18	6,739
3,140	7.625%, 06/01/19	3,900
	Bank of Montreal, (Canada),
12,301	1.400%, 09/11/17	12,321
7,632	2.550%, 11/06/22	7,402
	Bank of Nova Scotia, (Canada),
7,533	2.550%, 01/12/17	7,839
6,341	3.400%, 01/22/15	6,466
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
8,518	2.350%, 02/23/17 (e)	8,775
3,916	3.850%, 01/22/15 (e)	3,998
8,000	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	8,070
	Barclays Bank plc, (United Kingdom),
2,392	2.250%, 05/10/17 (e)	2,471
7,511	2.500%, 09/21/15 (e)	7,713

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
10,365	2.750%, 02/23/15	10,539
3,878	3.750%, 05/15/24	3,924
986	Series 1, 5.000%, 09/22/16	1,076
8,340	5.200%, 07/10/14	8,382
3,318	6.050%, 12/04/17 (e)	3,762
	BB&T Corp.,
3,334	1.600%, 08/15/17	3,363
5,605	3.950%, 04/29/16	5,952
2,466	4.900%, 06/30/17	2,702
1,480	6.850%, 04/30/19	1,807
3,708	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	3,743
4,170	Branch Banking & Trust Co., 5.625%, 09/15/16	4,600
	Canadian Imperial Bank of Commerce, (Canada),
2,227	0.900%, 10/01/15	2,242
10,986	2.600%, 07/02/15 (e)	11,257
18,804	Capital One Bank USA N.A., 3.375%, 02/15/23	18,730
	Citigroup, Inc.,
4,932	1.250%, 01/15/16	4,962
11,658	2.250%, 08/07/15	11,871
1,104	3.375%, 03/01/23	1,095
7,623	4.450%, 01/10/17	8,231
1,494	4.500%, 01/14/22	1,620
10,405	4.587%, 12/15/15	11,005
1,345	4.700%, 05/29/15	1,399
4,790	4.750%, 05/19/15	4,977
4,740	5.000%, 09/15/14	4,798
1,655	5.300%, 05/06/44	1,692
7,686	5.375%, 08/09/20	8,808
897	5.500%, 02/15/17	991
4,296	5.500%, 09/13/25	4,749
1,842	5.875%, 01/30/42	2,200
12,107	6.000%, 08/15/17	13,729
4,544	6.010%, 01/15/15	4,696
4,798	6.125%, 11/21/17	5,490
1,674	6.375%, 08/12/14	1,693
3,363	6.625%, 01/15/28	4,140
202	6.875%, 03/05/38	266
2,556	8.125%, 07/15/39	3,817
12,891	8.500%, 05/22/19	16,512
1,250	Comerica Bank, 5.200%, 08/22/17	1,394
1,758	Comerica, Inc., 3.000%, 09/16/15	1,813
7,264	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	7,511
	Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., (Netherlands),
2,099	2.125%, 10/13/15	2,148
11,389	3.200%, 03/11/15 (e)	11,639
2,243	3.375%, 01/19/17	2,384
5,310	3.875%, 02/08/22	5,635
6,188	4.500%, 01/11/21	6,843
3,139	5.800%, 09/30/10 (e)	3,496
3,657	Discover Bank, 4.200%, 08/08/23	3,852
12,930	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	13,222
	Fifth Third Bancorp,
1,460	2.300%, 03/01/19	1,468
1,300	5.450%, 01/15/17	1,431
6,100	Fifth Third Bank, 2.375%, 04/25/19	6,194
	HSBC Bank plc, (United Kingdom),
8,206	1.500%, 05/15/18 (e)	8,151
7,857	1.625%, 07/07/14 (e)	7,868
4,147	3.500%, 06/28/15 (e)	4,286
5,346	4.125%, 08/12/20 (e)	5,775
8,968	4.750%, 01/19/21 (e)	10,032
	HSBC Holdings plc, (United Kingdom),
8,790	4.000%, 03/30/22	9,369
6,457	4.875%, 01/14/22	7,248
4,187	5.100%, 04/05/21	4,772
6,457	6.100%, 01/14/42	8,173
2,200	KeyCorp, 5.100%, 03/24/21	2,510
4,036	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	4,700
	National Australia Bank Ltd., (Australia),
17,936	2.000%, 06/20/17 (e)	18,380
6,995	2.750%, 09/28/15 (e)	7,202
6,278	3.000%, 07/27/16 (e)	6,565
3,098	3.750%, 03/02/15 (e)	3,176
3,587	National City Bank, 5.800%, 06/07/17	4,043
	Nordea Bank AB, (Sweden),
2,242	1.625%, 05/15/18 (e)	2,233
13,766	3.125%, 03/20/17 (e)	14,513
5,558	4.875%, 05/13/21 (e)	6,005
5,893	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	5,936
2,000	PNC Bank N.A., 6.875%, 04/01/18	2,363

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
1,500	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	1,531
	PNC Funding Corp.,
1,151	2.700%, 09/19/16	1,199
5,000	3.300%, 03/08/22	5,120
4,066	4.375%, 08/11/20	4,467
5,112	5.125%, 02/08/20	5,848
1,076	5.250%, 11/15/15	1,145
1,103	5.625%, 02/01/17	1,224
3,677	6.700%, 06/10/19	4,465
	Royal Bank of Canada, (Canada),
6,315	1.200%, 09/19/17	6,307
10,700	2.000%, 10/01/18	10,881
1,345	2.200%, 07/27/18	1,375
7,533	2.300%, 07/20/16	7,791
2,594	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	2,590
2,197	SouthTrust Bank, 7.690%, 05/15/25	2,710
10,603	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	10,387
5,938	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	5,877
5,291	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	5,630
	SunTrust Banks, Inc.,
897	6.000%, 09/11/17	1,020
505	7.250%, 03/15/18	598
6,008	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	6,307
	Toronto-Dominion Bank (The), (Canada),
12,555	1.500%, 03/13/17 (e)	12,751
8,112	2.200%, 07/29/15 (e)	8,288
4,828	2.500%, 07/14/16	5,013
	U.S. Bancorp,
5,036	1.650%, 05/15/17	5,116
4,197	2.450%, 07/27/15	4,293
3,855	2.875%, 11/20/14	3,903
3,289	3.000%, 03/15/22	3,328
3,191	4.125%, 05/24/21	3,472
1,256	7.500%, 06/01/26	1,685
	Wachovia Corp.,
2,735	5.750%, 06/15/17	3,101
16,210	5.750%, 02/01/18	18,592
	Wells Fargo & Co.,
13,756	2.625%, 12/15/16	14,338
8,071	3.500%, 03/08/22	8,373
4,357	4.100%, 06/03/26	4,395
7,623	4.600%, 04/01/21	8,496
2,755	5.606%, 01/15/44	3,126
8,237	5.625%, 12/11/17	9,377
14,977	SUB, 3.676%, 06/15/16	15,847
	Wells Fargo Bank N.A.,
4,367	4.750%, 02/09/15	4,495
4,215	5.000%, 08/15/15	4,430
2,000	5.750%, 05/16/16	2,192
13,622	6.000%, 11/15/17	15,675
3,973	VAR, 0.563%, 03/15/16	3,972
	Westpac Banking Corp., (Australia),
5,874	2.450%, 11/28/16 (e)	6,096
4,305	4.200%, 02/27/15	4,428
9,606	4.875%, 11/19/19	10,833

		893,596

	Capital Markets — 1.7%
5,650	Ameriprise Financial, Inc., 4.000%, 10/15/23	5,972
	Bank of New York Mellon Corp. (The),
2,562	1.200%, 02/20/15	2,576
1,667	2.200%, 05/15/19	1,683
8,781	2.400%, 01/17/17	9,107
7,174	2.950%, 06/18/15	7,368
2,242	3.100%, 01/15/15	2,280
3,089	3.550%, 09/23/21	3,255
3,335	3.650%, 02/04/24	3,450
3,363	4.600%, 01/15/20	3,759
	BlackRock, Inc.,
7,802	3.375%, 06/01/22	8,066
2,910	3.500%, 12/10/14	2,958
8,335	Series 2, 5.000%, 12/10/19	9,529
12,555	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	14,689
2,690	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	3,007
1,435	Charles Schwab Corp. (The), 3.225%, 09/01/22	1,452
	Deutsche Bank AG, (Germany),
6,995	3.250%, 01/11/16	7,277
3,157	3.875%, 08/18/14	3,180
2,959	6.000%, 09/01/17	3,375
2,242	FMR LLC, 6.450%, 11/15/39 (e)	2,827

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
	Goldman Sachs Group, Inc. (The),
5,980	1.600%, 11/23/15	6,051
2,400	2.625%, 01/31/19	2,433
2,282	2.900%, 07/19/18	2,359
3,367	3.300%, 05/03/15	3,450
5,798	3.625%, 02/07/16	6,059
2,287	3.625%, 01/22/23	2,292
3,605	3.700%, 08/01/15	3,728
4,400	4.000%, 03/03/24	4,479
6,033	5.250%, 07/27/21	6,782
8,750	5.375%, 03/15/20	9,916
4,753	5.750%, 01/24/22	5,500
11,569	5.950%, 01/18/18	13,185
13,156	Series D, 6.000%, 06/15/20	15,320
1,973	6.150%, 04/01/18	2,269
6,699	6.250%, 09/01/17	7,657
1,435	6.750%, 10/01/37	1,722
29,379	7.500%, 02/15/19	35,970
	ING Bank N.V., (Netherlands),
4,484	1.375%, 03/07/16 (e)	4,528
2,225	2.000%, 09/25/15 (e)	2,263
9,890	3.750%, 03/07/17 (e)	10,550
3,914	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	4,103
	Jefferies Group LLC,
2,758	3.875%, 11/09/15	2,862
2,466	5.125%, 04/13/18	2,704
5,022	6.450%, 06/08/27	5,681
8,295	8.500%, 07/15/19	10,335
23,630	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	25,878
	Macquarie Group Ltd., (Australia),
4,125	6.000%, 01/14/20 (e)	4,674
8,981	6.250%, 01/14/21 (e)	10,294
6,270	7.300%, 08/01/14 (e)	6,336
668	7.625%, 08/13/19 (e)	811
	Morgan Stanley,
1,473	1.750%, 02/25/16	1,495
5,942	4.000%, 07/24/15	6,162
3,823	4.200%, 11/20/14	3,892
3,608	5.000%, 11/24/25	3,829
4,663	5.450%, 01/09/17	5,151
6,729	5.500%, 07/24/20	7,695
3,228	5.500%, 07/28/21	3,691
12,752	5.625%, 09/23/19	14,680
2,910	5.750%, 01/25/21	3,368
960	5.950%, 12/28/17	1,095
2,954	6.000%, 04/28/15	3,096
3,968	6.625%, 04/01/18	4,647
7,533	7.300%, 05/13/19	9,205
	Nomura Holdings, Inc., (Japan),
7,511	4.125%, 01/19/16	7,883
2,536	5.000%, 03/04/15	2,617
2,610	6.700%, 03/04/20	3,134
	State Street Corp.,
2,791	3.100%, 05/15/23	2,726
5,771	3.700%, 11/20/23	6,006
	UBS AG, (Switzerland),
6,800	3.875%, 01/15/15	6,949
976	4.875%, 08/04/20	1,101
1,644	5.750%, 04/25/18	1,891
596	5.875%, 12/20/17	683

		416,997

	Consumer Finance — 0.7%
4,394	American Express Centurion Bank, 6.000%, 09/13/17	5,045
2,466	American Express Co., 7.000%, 03/19/18	2,945
	American Express Credit Corp.,
2,490	2.375%, 03/24/17	2,583
7,224	2.800%, 09/19/16	7,548
4,036	5.125%, 08/25/14	4,081
	American Honda Finance Corp.,
7,174	1.450%, 02/27/15 (e)	7,236
3,055	1.500%, 09/11/17 (e)	3,078
2,626	1.600%, 02/16/18 (e)	2,635
3,696	2.125%, 02/28/17 (e)	3,806
598	2.125%, 10/10/18	609
10,292	2.600%, 09/20/16 (e)	10,710
1,335	7.625%, 10/01/18 (e)	1,639
	Capital One Financial Corp.,
1,836	1.000%, 11/06/15	1,844
2,273	2.150%, 03/23/15	2,304
8,188	3.500%, 06/15/23	8,228
2,244	4.750%, 07/15/21	2,502
	Caterpillar Financial Services Corp.,
3,873	2.850%, 06/01/22	3,857
897	5.450%, 04/15/18	1,027
807	5.500%, 03/15/16	876

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
3,139	7.050%, 10/01/18	3,806
538	7.150%, 02/15/19	664
	Ford Motor Credit Co. LLC,
2,196	2.875%, 10/01/18	2,270
7,860	3.000%, 06/12/17	8,205
10,853	3.984%, 06/15/16	11,498
3,001	4.207%, 04/15/16	3,183
3,446	4.250%, 09/20/22	3,659
2,881	VAR, 1.474%, 05/09/16	2,927
	HSBC Finance Corp.,
5,829	5.000%, 06/30/15	6,097
200	5.500%, 01/19/16	215
276	7.350%, 11/27/32	339
	HSBC USA, Inc.,
6,681	1.625%, 01/16/18	6,708
8,968	2.375%, 02/13/15	9,095
	John Deere Capital Corp.,
4,869	1.200%, 10/10/17	4,868
1,073	1.700%, 01/15/20	1,047
2,915	2.250%, 04/17/19	2,961
3,237	2.800%, 01/27/23	3,186
2,234	3.150%, 10/15/21	2,298
6,316	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	6,337
3,536	PACCAR Financial Corp., 1.600%, 03/15/17	3,587
	Toyota Motor Credit Corp.,
4,484	1.750%, 05/22/17	4,580
13,900	2.000%, 09/15/16	14,296
3,498	2.050%, 01/12/17	3,602
4,966	3.200%, 06/17/15	5,112

		183,093

	Diversified Financial Services — 1.2%
7,417	Associates Corp. of North America, 6.950%, 11/01/18	8,883
6,654	Bank of America N.A., 5.300%, 03/15/17	7,333
	Berkshire Hathaway, Inc.,
10,371	3.400%, 01/31/22	10,799
5,254	3.750%, 08/15/21	5,635
5,425	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	5,626
	CME Group, Inc.,
9,865	3.000%, 09/15/22	9,895
1,004	5.300%, 09/15/43	1,154
7,712	Countrywide Financial Corp., 6.250%, 05/15/16	8,450
	General Electric Capital Corp.,
2,242	1.000%, 12/11/15	2,262
2,854	1.600%, 11/20/17	2,878
10,313	1.625%, 07/02/15	10,438
1,318	2.100%, 12/11/19	1,324
3,705	2.250%, 11/09/15	3,801
6,863	2.300%, 04/27/17	7,092
16,815	3.150%, 09/07/22	17,014
12,914	4.375%, 09/16/20	14,229
5,426	4.625%, 01/07/21	6,057
11,658	4.650%, 10/17/21	12,988
1,603	5.300%, 02/11/21	1,824
1,345	5.400%, 02/15/17	1,500
17,622	5.500%, 01/08/20	20,478
6,636	5.625%, 09/15/17	7,525
20,649	5.625%, 05/01/18	23,728
1,704	5.875%, 01/14/38	2,042
4,753	6.000%, 08/07/19	5,638
8,287	Series A, 6.750%, 03/15/32	10,948
807	6.875%, 01/10/39	1,083
3,139	VAR, 0.394%, 02/15/17	3,129
1,879	Goldman Sachs Capital I, 6.345%, 02/15/34	2,136
	Intercontinental Exchange, Inc.,
2,108	2.500%, 10/15/18	2,165
5,021	4.000%, 10/15/23	5,312
2,242	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	2,431
1,933	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	2,619
1,435	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	1,486
	Private Export Funding Corp.,
10,700	Series EE, 2.800%, 05/15/22	10,923
9,600	Series KK, 3.550%, 01/15/24	10,113
8,428	Series Z, 4.375%, 03/15/19	9,505
	Shell International Finance B.V., (Netherlands),
4,381	1.125%, 08/21/17	4,385
891	3.100%, 06/28/15	918
2,690	4.300%, 09/22/19	2,999
7,695	4.375%, 03/25/20	8,599
5,381	6.375%, 12/15/38	7,129

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
1,211	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,348

		285,821

	Insurance — 1.0%
	ACE INA Holdings, Inc.,
3,261	2.600%, 11/23/15	3,358
1,794	5.600%, 05/15/15	1,880
8,295	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	11,089
3,650	Allstate Corp. (The), 3.150%, 06/15/23	3,685
	American International Group, Inc.,
4,478	4.125%, 02/15/24	4,711
2,511	5.450%, 05/18/17	2,810
	Aon Corp.,
2,227	3.125%, 05/27/16	2,326
1,804	3.500%, 09/30/15	1,871
1,496	6.250%, 09/30/40	1,883
	Berkshire Hathaway Finance Corp.,
870	1.300%, 05/15/18	866
5,262	2.900%, 10/15/20	5,420
2,326	3.000%, 05/15/22	2,351
2,795	4.300%, 05/15/43	2,780
13,241	4.400%, 05/15/42	13,384
10,493	5.400%, 05/15/18	12,026
1,166	5.750%, 01/15/40	1,406
1,013	Chubb Corp. (The), 5.750%, 05/15/18	1,169
	CNA Financial Corp.,
6,098	5.850%, 12/15/14	6,275
4,540	5.875%, 08/15/20	5,327
2,690	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	2,886
3,049	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	3,379
	Lincoln National Corp.,
2,304	4.200%, 03/15/22	2,470
1,457	4.850%, 06/24/21	1,629
1,767	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	2,018
	MassMutual Global Funding II,
14,348	2.000%, 04/05/17 (e)	14,701
3,346	2.500%, 10/17/22 (e)	3,233
2,435	3.125%, 04/14/16 (e)	2,546
2,870	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	2,896
2,000	MetLife, Inc., 4.875%, 11/13/43	2,155
731	Series A, 6.817%, 08/15/18	876
	Metropolitan Life Global Funding I,
4,467	1.300%, 04/10/17 (e)	4,481
4,140	1.500%, 01/10/18 (e)	4,125
7,959	1.700%, 06/29/15 (e)	8,062
1,954	1.875%, 06/22/18 (e)	1,949
8,968	2.500%, 09/29/15 (e)	9,211
2,901	3.125%, 01/11/16 (e)	3,014
11,927	3.650%, 06/14/18 (e)	12,753
12,858	3.875%, 04/11/22 (e)	13,679
590	5.125%, 06/10/14 (e)	591
11,147	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	17,416
	New York Life Global Funding,
5,053	0.750%, 07/24/15 (e)	5,066
1,345	0.800%, 02/12/16 (e)	1,351
5,560	1.300%, 01/12/15 (e)	5,595
5,650	3.000%, 05/04/15 (e)	5,775
3,587	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	3,765
4,574	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	6,930
	Pricoa Global Funding I,
1,343	1.600%, 05/29/18 (e)	1,321
5,740	5.450%, 06/11/14 (e)	5,748
1,290	Principal Financial Group, Inc., 1.850%, 11/15/17	1,299
1,594	Principal Life Global Funding II, 1.000%, 12/11/15 (e)	1,605
10,349	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	14,201
960	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,109

		252,452

	Real Estate Investment Trusts (REITs) — 0.4%
	American Tower Corp.,
2,959	3.500%, 01/31/23	2,905
2,270	5.000%, 02/15/24	2,469
3,439	American Tower Trust I, 1.551%, 03/15/18 (e)	3,425
	CommonWealth REIT,
6,287	5.875%, 09/15/20	6,889
3,489	6.650%, 01/15/18	3,826
3,775	ERP Operating LP, 4.625%, 12/15/21	4,174

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
	HCP, Inc.,
2,829	2.625%, 02/01/20	2,840
1,296	3.750%, 02/01/19	1,386
1,349	4.200%, 03/01/24	1,402
2,228	4.250%, 11/15/23	2,329
5,547	5.375%, 02/01/21	6,342
4,002	Health Care REIT, Inc., 4.500%, 01/15/24	4,231
2,567	ProLogis LP, 4.250%, 08/15/23	2,700
	Simon Property Group LP,
8,221	2.150%, 09/15/17	8,468
3,838	4.125%, 12/01/21	4,165
404	4.200%, 02/01/15	410
2,152	4.375%, 03/01/21	2,381
1,592	5.625%, 08/15/14	1,608
986	5.650%, 02/01/20	1,157
1,901	6.100%, 05/01/16	2,070
3,296	6.125%, 05/30/18	3,852
	WEA Finance LLC/WT Finance Aust Pty Ltd.,
3,634	3.375%, 10/03/22 (e)	3,745
11,369	6.750%, 09/02/19 (e)	13,850

		86,624

	Total Financials	2,118,583

	Health Care — 0.6%
	Biotechnology — 0.2%
	Amgen, Inc.,
3,005	3.625%, 05/22/24	3,034
6,278	3.875%, 11/15/21	6,649
1,065	4.500%, 03/15/20	1,161
4,036	4.950%, 10/01/41	4,259
13,004	5.150%, 11/15/41	13,991
2,106	5.650%, 06/15/42	2,441
1,771	5.700%, 02/01/19	2,067
3,176	5.750%, 03/15/40	3,712
	Celgene Corp.,
8,865	3.250%, 08/15/22	8,841
4,175	3.625%, 05/15/24	4,206

		50,361

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
1,589	1.850%, 06/15/18	1,594
448	4.625%, 03/15/15	463
628	Becton Dickinson and Co., 5.000%, 05/15/19	716

		2,773

	Health Care Providers & Services — 0.2%
	Aetna, Inc.,
1,777	4.500%, 05/15/42	1,822
2,959	6.750%, 12/15/37	3,949
1,253	McKesson Corp., 0.950%, 12/04/15	1,259
1,935	Medco Health Solutions, Inc., 2.750%, 09/15/15	1,986
	UnitedHealth Group, Inc.,
1,615	2.750%, 02/15/23	1,573
2,690	2.875%, 03/15/23	2,642
5,955	3.375%, 11/15/21	6,139
4,888	6.625%, 11/15/37	6,475
1,882	Ventas Realty LP, 3.750%, 05/01/24	1,901
	WellPoint, Inc.,
2,511	2.300%, 07/15/18	2,550
4,210	3.125%, 05/15/22	4,224
2,354	3.300%, 01/15/23	2,347
3,477	4.625%, 05/15/42	3,539
3,394	4.650%, 01/15/43	3,457

		43,863

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
1,048	1.300%, 02/01/17	1,051
3,893	4.150%, 02/01/24	4,103

		5,154

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
7,526	1.750%, 11/06/17	7,591
4,991	2.900%, 11/06/22	4,915
2,354	Actavis, Inc., 3.250%, 10/01/22	2,314
	GlaxoSmithKline Capital, Inc.,
2,780	5.650%, 05/15/18	3,212
1,883	6.375%, 05/15/38	2,456
	Merck & Co., Inc.,
933	1.300%, 05/18/18	923
3,268	2.400%, 09/15/22	3,133
3,139	2.800%, 05/18/23	3,071
3,294	Novartis Capital Corp., 3.400%, 05/06/24	3,359
3,901	Pfizer, Inc., 3.000%, 06/15/23	3,877
708	Wyeth LLC, 6.450%, 02/01/24	881

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
	Zoetis, Inc.,
1,869	1.875%, 02/01/18	1,877
1,115	4.700%, 02/01/43	1,151

		38,760

	Total Health Care	140,911

	Industrials — 1.2%
	Aerospace & Defense — 0.2%
2,107	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	2,445
4,778	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	5,662
	Boeing Co. (The),
224	3.500%, 02/15/15	229
448	4.875%, 02/15/20	511
1,076	7.950%, 08/15/24	1,515
3,267	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	3,152
1,345	Honeywell International, Inc., 5.300%, 03/01/18	1,534
	Lockheed Martin Corp.,
2,766	2.125%, 09/15/16	2,849
4,010	4.070%, 12/15/42	3,909
897	4.250%, 11/15/19	995
1,569	4.850%, 09/15/41	1,733
1,794	Northrop Grumman Systems Corp., 7.750%, 02/15/31	2,475
2,121	Precision Castparts Corp., 0.700%, 12/20/15	2,127
	United Technologies Corp.,
1,777	1.800%, 06/01/17	1,814
4,552	3.100%, 06/01/22	4,647
6,022	4.500%, 06/01/42	6,274
7,533	6.125%, 02/01/19	8,965

		50,836

	Air Freight & Logistics — 0.0% (g)
1,910	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	2,254
	United Parcel Service of America, Inc.,
2,107	8.375%, 04/01/20	2,773
717	SUB, 8.375%, 04/01/30	1,052
1,621	United Parcel Service, Inc., 2.450%, 10/01/22	1,573

		7,652

	Airlines — 0.1%
3,377	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	3,386
1,225	American Airlines 2011-1 Class A Pass- Through Trust, 5.250%, 01/31/21	1,327
3,743	American Airlines 2013-2 Class A Pass- Through Trust, 4.950%, 01/15/23 (e)	4,038
389	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	441
3,288	Continental Airlines 2007-1 Class A Pass- Through Trust, 5.983%, 04/19/22	3,748
1,853	Continental Airlines 2012-2 Class A Pass- Through Trust, 4.000%, 10/29/24	1,885
2,958	Delta Air Lines 2010-2 Class A Pass- Through Trust, 4.950%, 05/23/19	3,232
985	Delta Air Lines 2011-1 Class A Pass- Through Trust, 5.300%, 04/15/19	1,089
3,159	Delta Air Lines 2012-1 Class A Pass- Through Trust, 4.750%, 05/07/20	3,420

		22,566

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
5,011	3.500%, 07/15/22	4,598
1,881	4.125%, 06/15/23	1,759
2,809	4.875%, 07/15/42	2,338
1,525	Pitney Bowes, Inc., 5.600%, 03/15/18	1,714
4,309	Republic Services, Inc., 3.550%, 06/01/22	4,437
	Waste Management, Inc.,
1,690	4.750%, 06/30/20	1,894
1,224	7.375%, 03/11/19	1,506
800	7.750%, 05/15/32	1,136

		19,382

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
1,504	1.625%, 05/08/17	1,523
2,092	2.875%, 05/08/22	2,081
928	4.375%, 05/08/42	959
4,910	Fluor Corp., 3.375%, 09/15/21	5,066

		9,629

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
1,418	1.500%, 11/02/17	1,424
1,247	4.000%, 11/02/32	1,246
2,377	5.600%, 05/15/18	2,724
1,794	7.625%, 04/01/24	2,295

		7,689

	Industrial Conglomerates — 0.1%
3,361	Danaher Corp., 3.900%, 06/23/21	3,624

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Industrial Conglomerates — continued
	General Electric Co.,
3,043	2.700%, 10/09/22	2,999
4,366	3.375%, 03/11/24	4,449
3,907	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	3,845
2,860	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23 (e)	3,003
	Koninklijke Philips N.V., (Netherlands),
7,508	3.750%, 03/15/22	7,908
1,494	5.750%, 03/11/18	1,716
493	7.200%, 06/01/26	617

		28,161

	Machinery — 0.1%
	Caterpillar, Inc.,
1,676	1.500%, 06/26/17	1,694
1,913	2.600%, 06/26/22	1,864
	Deere & Co.,
5,382	2.600%, 06/08/22	5,261
2,386	3.900%, 06/09/42	2,279
15,246	Illinois Tool Works, Inc., 3.900%, 09/01/42	14,486
695	Ingersoll-Rand Co., 6.391%, 11/15/27	832
695	Parker Hannifin Corp., 5.500%, 05/15/18	791

		27,207

	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
1,794	3.000%, 03/15/23	1,768
3,821	3.050%, 03/15/22	3,816
1,865	3.450%, 09/15/21	1,944
1,272	3.600%, 09/01/20	1,342
2,365	3.750%, 04/01/24	2,451
4,018	4.375%, 09/01/42	3,987
3,380	5.150%, 09/01/43	3,754
4,708	5.400%, 06/01/41	5,412
3,282	5.650%, 05/01/17	3,713
1,502	5.750%, 03/15/18	1,728
3,244	5.750%, 05/01/40	3,887
538	6.700%, 08/01/28	668
1,166	7.290%, 06/01/36	1,565
1,345	Canadian Pacific Railway Co., (Canada), 7.125%, 10/15/31	1,788
	CSX Corp.,
1,516	4.100%, 03/15/44	1,438
1,781	4.250%, 06/01/21	1,944
3,498	5.500%, 04/15/41	4,068
1,525	6.250%, 04/01/15	1,596
628	7.375%, 02/01/19	772
3,587	7.900%, 05/01/17	4,195
	ERAC USA Finance LLC,
2,388	2.750%, 03/15/17 (e)	2,466
3,474	4.500%, 08/16/21 (e)	3,784
3,104	5.625%, 03/15/42 (e)	3,519
359	6.375%, 10/15/17 (e)	414
4,417	6.700%, 06/01/34 (e)	5,545
	Norfolk Southern Corp.,
2,558	2.903%, 02/15/23	2,499
4,957	3.250%, 12/01/21	5,081
2,888	3.950%, 10/01/42	2,740
51	5.590%, 05/17/25	58
3,049	6.000%, 03/15/05	3,671
11,071	6.000%, 05/23/11	13,338
121	7.700%, 05/15/17	144
3,744	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	3,849
	Ryder System, Inc.,
2,867	2.500%, 03/01/17	2,935
2,412	3.600%, 03/01/16	2,532
	Union Pacific Corp.,
1,297	2.950%, 01/15/23	1,301
1,230	3.646%, 02/15/24	1,283
3,935	4.163%, 07/15/22	4,295
1,435	4.300%, 06/15/42	1,458
919	4.821%, 02/01/44	1,023
157	4.875%, 01/15/15	161
230	Union Pacific Railroad Co. 2003 Pass- Through Trust, Series 03-1, 4.698%, 01/02/24	255

		114,187

	Total Industrials	287,309

	Information Technology — 1.0%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,479	2.900%, 03/04/21	1,509
4,500	3.625%, 03/04/24	4,626
1,345	5.500%, 02/22/16	1,462
4,179	5.500%, 01/15/40	4,907
4,475	5.900%, 02/15/39	5,439

		17,943

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
1,712	3.000%, 03/01/18	1,765
2,924	3.375%, 11/01/15	3,023
1,595	4.500%, 03/01/23	1,655
4,157	6.000%, 04/01/20	4,687
2,421	6.875%, 06/01/18	2,765
8,625	7.500%, 01/15/27	10,535

		24,430

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
2,053	2.600%, 07/15/22	1,973
1,851	4.000%, 07/15/42	1,687

		3,660

	IT Services — 0.2%
2,170	HP Enterprise Services LLC, 7.450%, 10/15/29	2,675
	International Business Machines Corp.,
4,961	1.250%, 02/06/17	5,006
23,206	1.625%, 05/15/20	22,268
4,619	1.950%, 07/22/16	4,749
683	4.000%, 06/20/42	660
3,542	5.700%, 09/14/17	4,051
592	6.220%, 08/01/27	751
4,036	7.625%, 10/15/18	5,034
	Xerox Corp.,
1,759	2.950%, 03/15/17	1,837
1,587	4.500%, 05/15/21	1,721
4,529	5.625%, 12/15/19	5,231
2,870	6.750%, 02/01/17	3,272

		57,255

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
4,379	3.300%, 10/01/21	4,544
5,173	4.000%, 12/15/32	5,171
7,430	National Semiconductor Corp., 6.600%, 06/15/17	8,599
3,769	Texas Instruments, Inc., 1.650%, 08/03/19	3,718

		22,032

	Software — 0.2%
3,121	Intuit, Inc., 5.750%, 03/15/17	3,503
	Microsoft Corp.,
2,069	0.875%, 11/15/17	2,055
3,037	2.125%, 11/15/22	2,900
5,696	2.375%, 05/01/23	5,481
7,202	3.625%, 12/15/23	7,584
1,089	4.500%, 10/01/40	1,145
	Oracle Corp.,
1,295	3.625%, 07/15/23	1,342
4,753	5.000%, 07/08/19	5,434
2,081	5.250%, 01/15/16	2,241
3,049	5.750%, 04/15/18	3,534
2,300	6.125%, 07/08/39	2,914
1,749	6.500%, 04/15/38	2,297

		40,430

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
15,286	2.400%, 05/03/23	14,530
13,459	2.850%, 05/06/21	13,647
6,866	VAR, 0.473%, 05/03/18	6,869
1,704	Dell, Inc., 7.100%, 04/15/28	1,704
	EMC Corp.,
5,560	1.875%, 06/01/18	5,622
6,636	3.375%, 06/01/23	6,720
	Hewlett-Packard Co.,
3,233	4.300%, 06/01/21	3,461
2,541	4.375%, 09/15/21	2,732
2,837	4.650%, 12/09/21	3,099
1,704	4.750%, 06/02/14	1,704
6,352	6.000%, 09/15/41	7,165

		67,253

	Total Information Technology	233,003

	Materials — 0.5%
	Chemicals — 0.3%
	Dow Chemical Co. (The),
3,892	3.000%, 11/15/22	3,804
3,788	4.125%, 11/15/21	4,048
4,332	4.250%, 11/15/20	4,693
1,727	5.250%, 11/15/41	1,879
1,206	7.375%, 11/01/29	1,628
875	8.550%, 05/15/19	1,128
	E.I. du Pont de Nemours & Co.,
3,324	1.950%, 01/15/16	3,405
1,928	4.900%, 01/15/41	2,112
1,345	5.600%, 12/15/36	1,604
4,484	6.000%, 07/15/18	5,263
	Ecolab, Inc.,
3,672	1.450%, 12/08/17	3,676

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
897	5.500%, 12/08/41	1,061
	Mosaic Co. (The),
1,974	3.750%, 11/15/21	2,052
7,080	4.250%, 11/15/23	7,476
449	4.875%, 11/15/41	451
5,054	5.450%, 11/15/33	5,635
1,833	5.625%, 11/15/43	2,069
	Potash Corp. of Saskatchewan, Inc., (Canada),
269	3.250%, 12/01/17	285
3,408	6.500%, 05/15/19	4,081
	PPG Industries, Inc.,
1,026	5.500%, 11/15/40	1,203
5,605	6.650%, 03/15/18	6,570
1,883	9.000%, 05/01/21	2,473
	Praxair, Inc.,
1,704	4.625%, 03/30/15	1,765
430	5.200%, 03/15/17	479
	Union Carbide Corp.,
5,426	7.500%, 06/01/25	6,821
5,919	7.750%, 10/01/96	7,315

		82,976

	Construction Materials — 0.0% (g)
1,494	CRH America, Inc., 6.000%, 09/30/16	1,662

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
1,683	1.000%, 02/24/15	1,692
5,613	3.850%, 09/30/23	5,897
1,435	5.400%, 03/29/17	1,610
2,466	6.500%, 04/01/19	2,984
	Freeport-McMoRan Copper & Gold, Inc.,
8,701	2.150%, 03/01/17	8,895
5,384	3.100%, 03/15/20	5,390
897	3.875%, 03/15/23	885
2,341	5.450%, 03/15/43	2,409
1,529	Nucor Corp., 4.000%, 08/01/23	1,581
1,767	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	1,904
	Rio Tinto Finance USA Ltd., (Australia),
1,148	3.500%, 11/02/20	1,200
3,367	3.750%, 09/20/21	3,548
1,794	9.000%, 05/01/19	2,361
4,007	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	4,054
	TCI Communications, Inc.,
1,199	7.125%, 02/15/28	1,590
382	8.750%, 08/01/15	419

		46,419

	Total Materials	131,057

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
2,859	0.900%, 02/12/16	2,869
1,166	3.875%, 08/15/21	1,240
5,000	3.900%, 03/11/24	5,191
9,748	4.300%, 12/15/42	9,311
4,439	4.350%, 06/15/45	4,233
6,278	4.450%, 05/15/21	6,908
9,509	5.350%, 09/01/40	10,400
4,722	5.500%, 02/01/18	5,362
2,058	5.625%, 06/15/16	2,256
6,457	6.300%, 01/15/38	7,834
5,246	BellSouth Corp., 5.200%, 09/15/14	5,316
662	BellSouth Telecommunications LLC, 6.300%, 12/15/15	680
	British Telecommunications plc, (United Kingdom),
1,812	2.000%, 06/22/15	1,838
2,203	2.350%, 02/14/19	2,224
2,511	5.950%, 01/15/18	2,885
879	9.625%, 12/15/30	1,404
4,036	Centel Capital Corp., 9.000%, 10/15/19	4,836
	Deutsche Telekom International Finance B.V., (Netherlands),
2,291	2.250%, 03/06/17 (e)	2,356
3,767	4.875%, 07/08/14	3,783
2,087	4.875%, 03/06/42 (e)	2,192
1,816	6.000%, 07/08/19	2,146
5,201	8.654%, 06/15/30	7,650
	GTE Corp.,
3,049	6.940%, 04/15/28	3,825
897	8.750%, 11/01/21	1,178
9,443	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	9,790
2,063	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	2,078

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Orange S.A., (France),
3,799	2.750%, 09/14/16	3,952
5,695	9.000%, 03/01/31	8,552
7,308	Qwest Corp., 6.750%, 12/01/21	8,390
1,544	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	1,547
	Telefonica Emisiones S.A.U., (Spain),
1,916	3.192%, 04/27/18	1,998
2,025	5.462%, 02/16/21	2,301
4,260	5.877%, 07/15/19	4,934
2,152	6.421%, 06/20/16	2,379
	Verizon Communications, Inc.,
1,730	2.500%, 09/15/16	1,791
3,480	3.450%, 03/15/21	3,608
11,683	4.150%, 03/15/24	12,240
9,294	4.500%, 09/15/20	10,273
1,294	5.850%, 09/15/35	1,506
9,754	6.400%, 09/15/33	11,992
986	6.400%, 02/15/38	1,204
3,946	7.350%, 04/01/39	5,323
15,793	7.750%, 12/01/30	21,672
897	Verizon Maryland LLC, Series B, 5.125%, 06/15/33	916
2,421	Verizon New England, Inc., 7.875%, 11/15/29	3,107
789	Verizon New York, Inc., Series B, 7.375%, 04/01/32	981
	Verizon Pennsylvania LLC,
3,811	6.000%, 12/01/28	4,173
4,692	8.350%, 12/15/30	6,130
1,000	8.750%, 08/15/31	1,344

		230,098

	Wireless Telecommunication Services — 0.2%
	America Movil S.A.B. de C.V., (Mexico),
3,833	2.375%, 09/08/16	3,949
3,250	3.125%, 07/16/22	3,193
2,457	6.125%, 03/30/40	2,883
2,493	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	2,538
	Rogers Communications, Inc., (Canada),
8,302	4.100%, 10/01/23	8,677
2,242	8.750%, 05/01/32	3,168
	Vodafone Group plc, (United Kingdom),
6,816	1.500%, 02/19/18	6,802
7,443	1.625%, 03/20/17	7,536
675	5.450%, 06/10/19	779

		39,525

	Total Telecommunication Services	269,623

	Utilities — 1.6%
	Electric Utilities — 1.1%
	Alabama Power Co.,
769	6.000%, 03/01/39	987
1,904	6.125%, 05/15/38	2,450
2,134	American Electric Power Co., Inc., 1.650%, 12/15/17	2,147
3,740	Appalachian Power Co., Series P, 6.700%, 08/15/37	4,915
	Arizona Public Service Co.,
1,923	4.500%, 04/01/42	2,032
995	4.650%, 05/15/15	1,035
3,036	5.050%, 09/01/41	3,435
4,419	Baltimore Gas & Electric Co., 2.800%, 08/15/22	4,366
3,094	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	3,729
4,791	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	5,102
830	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	945
1,687	DTE Electric Co., 2.650%, 06/15/22	1,668
	Duke Energy Carolinas LLC,
1,228	4.250%, 12/15/41	1,266
1,786	4.300%, 06/15/20	1,969
1,256	5.100%, 04/15/18	1,424
1,397	6.000%, 01/15/38	1,790
	Duke Energy Corp.,
3,812	2.150%, 11/15/16	3,927
2,660	3.550%, 09/15/21	2,789
1,681	3.950%, 09/15/14	1,698
	Duke Energy Florida, Inc.,
1,009	5.650%, 06/15/18	1,159
628	6.400%, 06/15/38	845
	Duke Energy Indiana, Inc.,
3,462	3.750%, 07/15/20	3,714
2,780	6.350%, 08/15/38	3,681
	Duke Energy Progress, Inc.,
2,911	2.800%, 05/15/22	2,912
3,230	3.000%, 09/15/21	3,307
1,886	4.100%, 05/15/42	1,873
1,569	4.100%, 03/15/43	1,555

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
1,794	5.300%, 01/15/19	2,064
	Electricite de France, (France),
3,961	2.150%, 01/22/19 (e)	3,996
6,600	6.000%, 01/22/14 (e)	7,407
	Enel Finance International N.V., (Netherlands),
5,408	5.125%, 10/07/19 (e)	6,087
897	6.000%, 10/07/39 (e)	990
	Florida Power & Light Co.,
493	5.625%, 04/01/34	605
3,498	5.950%, 10/01/33	4,425
897	5.950%, 02/01/38	1,146
359	Georgia Power Co., 5.950%, 02/01/39	446
1,351	Great Plains Energy, Inc., 4.850%, 06/01/21	1,500
	Hydro-Quebec, (Canada),
2,642	8.050%, 07/07/24	3,670
7,174	8.400%, 01/15/22	9,549
1,614	9.400%, 02/01/21	2,219
	Indiana Michigan Power Co.,
8,609	Series J, 3.200%, 03/15/23	8,584
973	7.000%, 03/15/19	1,186
269	Jersey Central Power & Light Co., 7.350%, 02/01/19	325
4,120	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	4,432
	Kansas City Power & Light Co.,
3,255	3.150%, 03/15/23	3,248
8,968	5.300%, 10/01/41	10,054
628	MidAmerican Energy Co., 5.300%, 03/15/18	716
	Nevada Power Co.,
329	5.375%, 09/15/40	389
3,354	5.450%, 05/15/41	4,055
2,018	6.500%, 08/01/18	2,402
700	Series N, 6.650%, 04/01/36	946
1,637	7.125%, 03/15/19	2,014
	NextEra Energy Capital Holdings, Inc.,
1,459	1.200%, 06/01/15	1,470
1,076	6.000%, 03/01/19	1,252
1,435	7.875%, 12/15/15	1,590
1,457	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	1,640
2,242	Northern States Power Co., 6.250%, 06/01/36	2,927
	Ohio Power Co.,
560	Series M, 5.375%, 10/01/21	659
1,390	6.050%, 05/01/18	1,610
	Oncor Electric Delivery Co. LLC,
5,515	6.800%, 09/01/18	6,602
1,076	7.000%, 09/01/22	1,376
	Pacific Gas & Electric Co.,
5,047	2.450%, 08/15/22	4,833
1,265	3.250%, 09/15/21	1,310
1,794	3.250%, 06/15/23	1,799
1,681	4.450%, 04/15/42	1,721
6,511	4.500%, 12/15/41	6,674
1,776	5.625%, 11/30/17	2,017
399	6.050%, 03/01/34	492
673	8.250%, 10/15/18	845
	PacifiCorp,
2,765	3.600%, 04/01/24	2,870
897	3.850%, 06/15/21	967
224	5.500%, 01/15/19	259
2,556	5.650%, 07/15/18	2,938
	PECO Energy Co.,
5,022	2.375%, 09/15/22	4,845
807	5.350%, 03/01/18	912
807	Pennsylvania Electric Co., 6.050%, 09/01/17	889
1,184	Potomac Electric Power Co., 6.500%, 11/15/37	1,602
1,543	PPL Electric Utilities Corp., 2.500%, 09/01/22	1,508
	Progress Energy, Inc.,
3,380	3.150%, 04/01/22	3,418
3,388	4.400%, 01/15/21	3,729
1,327	7.750%, 03/01/31	1,879
	Public Service Co. of Colorado,
1,821	2.250%, 09/15/22	1,744
1,040	3.200%, 11/15/20	1,082
247	5.800%, 08/01/18	285
	Public Service Co. of Oklahoma,
1,761	4.400%, 02/01/21	1,937
1,242	5.150%, 12/01/19	1,410
3,901	Series G, 6.625%, 11/15/37	5,092
	Public Service Electric & Gas Co.,
740	5.300%, 05/01/18	845
1,021	5.375%, 11/01/39	1,223

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
387	South Carolina Electric & Gas Co.,
	4.500%, 06/01/64	393
	Southern California Edison Co.,
2,854	Series C, 3.500%, 10/01/23	2,972
886	3.875%, 06/01/21	960
3,408	3.900%, 12/01/41	3,311
1,076	4.150%, 09/15/14	1,088
1,256	5.500%, 08/15/18	1,444
578	Series 08-A, 5.950%, 02/01/38	734
2,197	6.050%, 03/15/39	2,818
2,666	Southern Co. (The), 1.950%, 09/01/16	2,737
3,049	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	3,923
2,095	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	2,065
	Virginia Electric and Power Co.,
696	2.950%, 01/15/22	705
1,280	3.450%, 02/15/24	1,311
4,125	5.400%, 04/30/18	4,718
717	5.950%, 09/15/17	825
	Wisconsin Electric Power Co.,
234	2.950%, 09/15/21	241
1,161	6.250%, 12/01/15	1,256
	Xcel Energy, Inc.,
242	0.750%, 05/09/16	243
539	4.700%, 05/15/20	602
829	4.800%, 09/15/41	896
3,049	6.500%, 07/01/36	4,018

		264,686

	Gas Utilities — 0.0% (g)
	Atmos Energy Corp.,
7,215	4.150%, 01/15/43	7,223
619	8.500%, 03/15/19	793
2,201	Boston Gas Co., 4.487%, 02/15/42 (e)	2,266
	CenterPoint Energy Resources Corp.,
897	4.500%, 01/15/21	990
475	6.125%, 11/01/17	546

		11,818

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
5,381	4.000%, 10/01/20	5,699
1,665	5.750%, 10/01/41	1,863
	PSEG Power LLC,
717	4.150%, 09/15/21	763
2,456	4.300%, 11/15/23	2,573
2,162	5.125%, 04/15/20	2,436
1,964	5.500%, 12/01/15	2,105
1,125	8.625%, 04/15/31	1,626
1,271	Southern Power Co., 5.150%, 09/15/41	1,399

		18,464

	Multi-Utilities — 0.4%
	AGL Capital Corp.,
4,609	3.500%, 09/15/21	4,791
1,392	4.400%, 06/01/43	1,426
10,518	5.875%, 03/15/41	13,034
6,009	6.375%, 07/15/16	6,664
3,390	CenterPoint Energy, Inc., 6.500%, 05/01/18	3,940
2,760	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,370
	Consumers Energy Co.,
1,343	2.850%, 05/15/22	1,343
1,256	5.650%, 04/15/20	1,478
1,478	Delmarva Power & Light Co., 4.000%, 06/01/42	1,450
	Dominion Resources, Inc.,
1,840	Series C, 4.900%, 08/01/41	1,969
5,067	Series F, 5.250%, 08/01/33	5,724
529	Series 07-A, 6.000%, 11/30/17	609
1,076	7.000%, 06/15/38	1,454
1,435	8.875%, 01/15/19	1,846
1,400	DTE Energy Co., 3.850%, 12/01/23	1,469
1,457	MidAmerican Energy Holdings Co., 5.750%, 04/01/18	1,670
	Nisource Finance Corp.,
2,457	3.850%, 02/15/23	2,520
1,614	4.450%, 12/01/21	1,745
6,726	5.800%, 02/01/42	7,681
	San Diego Gas & Electric Co.,
2,690	3.950%, 11/15/41	2,640
1,852	6.000%, 06/01/26	2,321
	Sempra Energy,
3,139	2.875%, 10/01/22	3,083
2,348	4.050%, 12/01/23	2,481
1,345	6.000%, 10/15/39	1,671
2,063	6.150%, 06/15/18	2,410
807	6.500%, 06/01/16	896
7,309	9.800%, 02/15/19	9,795

		89,480

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Water Utilities — 0.0% (g)
3,354	American Water Capital Corp., 6.593%, 10/15/37	4,455

	Total Utilities	388,903

	Total Corporate Bonds (Cost $4,212,878)	4,490,984

Foreign Government Securities — 0.7%
6,774	Federative Republic of Brazil, (Brazil), 4.250%, 01/07/25	6,893
	Israel Government AID Bond, (Israel),
8,968	Zero Coupon, 03/15/18	8,484
3,000	Zero Coupon, 11/01/19	2,687
3,587	Zero Coupon, 11/01/23	2,702
22,151	Zero Coupon, 11/01/24	15,946
7,240	5.500%, 12/04/23	8,842
2,320	5.500%, 04/26/24	2,841
5,381	5.500%, 09/18/33	6,765
2,242	Series 11-Z, Zero Coupon, 11/15/26	1,467
7,183	Series 4-Z, Zero Coupon, 08/15/20	6,239
3,155	Series 4-Z, Zero Coupon, 08/15/22	2,518
4,036	Series 6-Z, Zero Coupon, 02/15/22	3,294
10,000	Series 6-Z, Zero Coupon, 08/15/22	7,981
	Province of Ontario, (Canada),
11,427	1.650%, 09/27/19	11,271
10,986	2.950%, 02/05/15	11,186
502	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	678
6,568	Republic of Poland, (Poland), 4.000%, 01/22/24	6,860
3,502	Republic of South Africa, (South Africa), 5.875%, 09/16/25	3,940
	Republic of Turkey, (Turkey),
3,879	5.750%, 03/22/24	4,238
1,983	6.625%, 02/17/45	2,303
8,968	Tunisia Government AID Bond, (Tunisia), 1.686%, 07/16/19	8,866
	United Mexican States, (Mexico),
11,021	3.500%, 01/21/21	11,434
7,316	4.000%, 10/02/23	7,700
3,906	4.750%, 03/08/44	3,984
12,227	5.550%, 01/21/45	13,969
5,118	5.750%, 10/12/10	5,464

	Total Foreign Government Securities (Cost $163,158)	168,552

Mortgage Pass-Through Securities — 15.5%
	Federal Home Loan Mortgage Corp.,
609	ARM, 1.925%, 04/01/37	642
1,564	ARM, 1.952%, 05/01/37	1,631
564	ARM, 2.000%, 08/01/36	595
477	ARM, 2.040%, 01/01/37	504
41	ARM, 2.089%, 07/01/19	42
1,026	ARM, 2.091%, 07/01/36	1,091
1,337	ARM, 2.097%, 08/01/36	1,416
4,094	ARM, 2.098%, 10/01/36	4,347
7,668	ARM, 2.110%, 08/01/36	8,165
2,251	ARM, 2.124%, 10/01/36	2,392
1,401	ARM, 2.190%, 10/01/36	1,497
5,413	ARM, 2.215%, 12/01/36	5,718
1,103	ARM, 2.220%, 10/01/36	1,146
105	ARM, 2.235%, 01/01/27	112
48	ARM, 2.250%, 07/01/26	48
2,110	ARM, 2.265%, 11/01/36	2,235
524	ARM, 2.290%, 11/01/36	555
1,007	ARM, 2.303%, 04/01/34	1,066
5,806	ARM, 2.314%, 04/01/30 - 03/01/37	6,197
174	ARM, 2.315%, 12/01/36	185
206	ARM, 2.320%, 02/01/37	219
364	ARM, 2.328%, 08/01/35	385
5,980	ARM, 2.353%, 12/01/36	6,341
540	ARM, 2.355%, 12/01/33	576
1,196	ARM, 2.368%, 11/01/36	1,278
2,570	ARM, 2.370%, 05/01/36	2,741
6,537	ARM, 2.375%, 01/01/35 - 11/01/36	6,961
3,281	ARM, 2.385%, 05/01/37	3,515
3,049	ARM, 2.387%, 05/01/33	3,247
519	ARM, 2.407%, 02/01/36	552
428	ARM, 2.410%, 10/01/36	449
951	ARM, 2.421%, 11/01/36	1,011
1,934	ARM, 2.480%, 10/01/36	2,070
3,627	ARM, 2.485%, 02/01/37	3,895
4,606	ARM, 2.495%, 09/01/34 - 05/01/38	4,919
2,443	ARM, 2.496%, 09/01/36	2,609
88	ARM, 2.498%, 09/01/32	94
168	ARM, 2.505%, 02/01/37	179
1,676	ARM, 2.506%, 12/01/35	1,800
2,751	ARM, 2.518%, 09/01/36	2,938
116	ARM, 2.535%, 04/01/37	117
1,334	ARM, 2.549%, 01/01/37	1,426
6,708	ARM, 2.551%, 06/01/36	7,169
2,098	ARM, 2.566%, 02/01/37	2,243

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,664		ARM, 2.598%, 06/01/36	1,780
1,018		ARM, 2.617%, 07/01/37	1,086
4,034		ARM, 2.633%, 05/01/37	4,323
2,714		ARM, 2.665%, 03/01/36	2,906
4,104		ARM, 2.672%, 12/01/36 - 04/01/37	4,405
2,213		ARM, 2.702%, 04/01/38	2,369
2,259		ARM, 2.708%, 05/01/37	2,434
1,677		ARM, 2.785%, 10/01/36	1,764
1,068		ARM, 2.804%, 03/01/37	1,142
419		ARM, 2.826%, 02/01/37	449
576		ARM, 2.843%, 05/01/36	622
304		ARM, 2.861%, 12/01/36	329
513		ARM, 2.933%, 03/01/37	555
3,995		ARM, 3.120%, 03/01/36	4,311
1,102		ARM, 3.876%, 06/01/37	1,170
2,407		ARM, 3.933%, 02/01/36	2,538
2,646		ARM, 4.007%, 07/01/40	2,822
1,105		ARM, 4.270%, 07/01/36	1,149
3,177		ARM, 5.042%, 01/01/35	3,323
578		ARM, 6.270%, 11/01/37	622
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
62		4.000%, 06/01/18	66
945		4.500%, 08/01/18 - 10/01/18	1,004
3,930		5.000%, 10/01/17 - 12/01/18	4,174
20,810		5.500%, 06/01/17 - 02/01/24	22,669
8,628		6.000%, 04/01/17 - 03/01/22	9,083
1,236		6.500%, 07/01/16 - 03/01/22	1,298
4		7.000%, 04/01/17	4
–	(h)	7.500%, 10/01/14	—	(h)
1		8.500%, 11/01/15	1
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
17,088		3.500%, 01/01/32 - 03/01/32	17,907
1,843		5.500%, 01/01/23 - 11/01/23	2,047
150		6.000%, 12/01/22	168
1,269		6.500%, 11/01/22 - 01/01/28	1,431
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
46,523		4.500%, 05/01/41	50,355
57,267		5.000%, 01/01/34 - 08/01/40	63,273
11,103		5.500%, 01/01/33 - 03/01/40	12,385
1,338		6.000%, 10/01/29 - 12/01/36	1,516
8,540		6.500%, 08/01/29 - 03/01/38	9,745
2,450		7.000%, 04/01/26 - 02/01/37	2,802
3,612		7.500%, 08/01/25 - 09/01/38	4,119
24		8.000%, 07/01/20 - 11/01/24	27
67		8.500%, 07/01/28	81
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
9,376		7.500%, 01/01/32 - 12/01/36	11,102
4,455		10.000%, 10/01/30	5,094
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
89,109		3.500%, 02/01/33 - 06/01/43	91,695
45,760		4.000%, 06/01/42 - 01/01/43	48,401
4,192		5.500%, 04/01/18	4,445
4,011		6.000%, 02/01/33 - 11/01/36	4,372
21,713		6.500%, 12/01/35 - 06/01/37	24,330
163		7.000%, 07/01/29 - 08/01/47	182
831		10.000%, 03/17/26	921
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
3		12.000%, 08/01/15 - 07/01/19	3
		Federal National Mortgage Association,
10,000		ARM, 0.522%, 05/01/24	10,001
494		ARM, 1.570%, 08/01/34	511
1,450		ARM, 1.706%, 07/01/37	1,512
776		ARM, 1.788%, 09/01/33	826
5,532		ARM, 1.799%, 09/01/36 - 02/01/37	5,895
1,143		ARM, 1.822%, 01/01/37	1,220
687		ARM, 1.834%, 05/01/35	732
23		ARM, 1.875%, 03/01/19	23
7,132		ARM, 1.899%, 01/01/35	7,500
33		ARM, 1.905%, 01/01/34	35
488		ARM, 1.915%, 02/01/35	519
874		ARM, 1.975%, 09/01/36	926
161		ARM, 2.062%, 08/01/35	171
6		ARM, 2.101%, 01/01/19	7
440		ARM, 2.114%, 10/01/34	464
295		ARM, 2.117%, 01/01/35	316
299		ARM, 2.124%, 11/01/34	318
719		ARM, 2.127%, 11/01/33	759
434		ARM, 2.128%, 04/01/34	457
2,594		ARM, 2.142%, 01/01/36	2,754
95		ARM, 2.170%, 07/01/34	101
4,445		ARM, 2.172%, 07/01/35 - 11/01/37	4,706
970		ARM, 2.178%, 03/01/35	1,028
551		ARM, 2.217%, 09/01/35	588
128		ARM, 2.220%, 05/01/35	135

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
710		ARM, 2.221%, 08/01/33	756
397		ARM, 2.225%, 11/01/34	422
136		ARM, 2.233%, 09/01/34	145
902		ARM, 2.242%, 08/01/36	978
933		ARM, 2.261%, 09/01/36	1,007
1,125		ARM, 2.262%, 11/01/37	1,195
375		ARM, 2.265%, 08/01/34	405
1,623		ARM, 2.297%, 10/01/36	1,756
234		ARM, 2.299%, 01/01/34	248
582		ARM, 2.300%, 06/01/36	618
3,254		ARM, 2.341%, 04/01/37	3,484
1,170		ARM, 2.355%, 04/01/35	1,251
1,202		ARM, 2.362%, 01/01/36	1,280
6,254		ARM, 2.364%, 05/01/36 - 12/01/37	6,693
2		ARM, 2.375%, 08/01/19	2
2,764		ARM, 2.390%, 08/01/36	2,985
5,253		ARM, 2.404%, 07/01/37	5,614
1,842		ARM, 2.405%, 02/01/37	1,968
1,107		ARM, 2.420%, 06/01/34	1,183
3,387		ARM, 2.428%, 09/01/36 - 01/01/38	3,651
3,808		ARM, 2.455%, 12/01/36	4,108
1,222		ARM, 2.461%, 09/01/37	1,312
728		ARM, 2.462%, 01/01/37	777
247		ARM, 2.477%, 07/01/37	250
848		ARM, 2.505%, 10/01/34	900
1,150		ARM, 2.519%, 11/01/36	1,238
1,308		ARM, 2.520%, 07/01/36	1,395
3,416		ARM, 2.543%, 06/01/36	3,681
900		ARM, 2.551%, 06/01/36	970
1,388		ARM, 2.553%, 07/01/37	1,486
2,177		ARM, 2.560%, 09/01/33 - 12/01/36	2,326
1,064		ARM, 2.570%, 09/01/36	1,136
1,201		ARM, 2.590%, 10/01/35	1,287
362		ARM, 2.625%, 08/01/36	388
140		ARM, 2.648%, 09/01/27	149
6,228		ARM, 2.700%, 10/01/36	6,670
127		ARM, 2.748%, 09/01/37	128
1,318		ARM, 2.789%, 11/01/36	1,405
491		ARM, 2.836%, 02/01/36	523
12,892		ARM, 2.875%, 01/01/36 - 03/01/36	13,715
3,360		ARM, 3.027%, 08/01/37	3,579
103		ARM, 3.721%, 03/01/29	109
805		ARM, 5.789%, 09/01/37	868
621		ARM, 5.953%, 09/01/37	648
147		ARM, 6.165%, 09/01/37	148
1,461		ARM, 6.254%, 08/01/36	1,597
		Federal National Mortgage Association, 15 Year, Single Family,
401		3.500%, 04/01/19	425
–	(h)	4.000%, 07/01/18	—	(h)
6,861		4.500%, 05/01/18 - 12/01/19	7,304
12,110		5.000%, 04/01/18 - 08/01/24	12,946
12,258		5.500%, 02/01/18 - 07/01/20	13,062
23,467		6.000%, 06/01/16 - 07/01/24	25,489
3,371		6.500%, 03/01/17 - 02/01/24	3,727
299		7.000%, 03/01/17 - 11/01/17	312
5		7.500%, 03/01/17	5
2		8.000%, 11/01/15	2
		Federal National Mortgage Association, 20 Year, Single Family,
19,533		3.500%, 07/01/32 - 08/01/32	20,570
461		5.000%, 10/01/25	510
1,730		5.500%, 07/01/25	1,928
14,946		6.000%, 04/01/24 - 09/01/29	16,881
3,383		6.500%, 05/01/22 - 08/01/26	3,813
		Federal National Mortgage Association, 30 Year, FHA/VA,
155		6.000%, 09/01/33	169
290		6.500%, 03/01/29	330
23		7.000%, 02/01/33	26
66		8.000%, 06/01/28	74
21		8.500%, 02/01/30	21
47		9.000%, 05/01/18 - 12/01/30	48
20		9.500%, 12/01/18	22
		Federal National Mortgage Association, 30 Year, Single Family,
1,146		4.000%, 12/01/33	1,219
1,110		4.500%, 11/01/33 - 09/01/34	1,205
44,099		5.000%, 06/01/33 - 08/01/40	49,024
27,143		5.500%, 11/01/32 - 12/01/39	30,423
23,724		6.000%, 12/01/28 - 11/01/38	26,858
44,188		6.500%, 11/01/29 - 10/01/38	50,112
22,966		7.000%, 01/01/24 - 01/01/39	25,872
14,265		7.500%, 11/01/22 - 04/01/39	16,955
975		8.000%, 03/01/21 - 01/01/38	1,152
25		8.500%, 07/01/24 - 06/01/25	30
2		9.000%, 04/01/26	2
17		9.500%, 07/01/28	20
11		10.000%, 02/01/24	11
2		12.500%, 01/01/16	2

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
	Federal National Mortgage Association, Other,
35,693	VAR, 0.492%, 01/01/23	35,951
39,763	VAR, 0.502%, 01/01/23	39,675
21,038	VAR, 0.512%, 01/01/23	21,233
3,644	VAR, 0.520%, 05/01/24	3,644
15,156	VAR, 0.532%, 11/01/21 - 02/01/23	15,203
29,956	VAR, 0.542%, 10/01/22 - 01/01/23	30,218
13,003	VAR, 0.582%, 10/01/22	13,108
10,762	VAR, 0.592%, 09/01/22	10,834
7,431	VAR, 0.612%, 11/01/23	7,493
8,125	VAR, 0.622%, 12/01/23	8,187
12,978	VAR, 0.702%, 08/01/22	13,094
6,278	VAR, 0.752%, 03/01/22	6,325
10,762	VAR, 0.762%, 04/01/22	10,857
14,255	VAR, 0.772%, 12/01/20	14,322
16,154	VAR, 0.922%, 04/01/22	16,272
8,580	VAR, 0.952%, 03/01/22	8,668
322	VAR, 2.438%, 08/01/34	346
5,205	VAR, 6.070%, 11/01/18	5,653
25,305	0.000%, 04/15/16 - 05/25/17	25,305
7,351	1.519%, 12/01/19	7,163
7,288	1.550%, 01/01/20	7,100
13,072	1.632%, 01/01/20	12,781
8,968	1.690%, 12/01/19	8,770
6,902	1.800%, 12/01/19	6,830
20,205	1.940%, 01/01/17 - 07/01/19	20,355
8,968	2.056%, 01/01/17	8,964
13,452	2.066%, 12/01/20	13,149
80,712	2.077%, 06/01/20	80,789
42,778	2.097%, 08/01/19	43,107
6,278	2.170%, 06/01/19	6,373
8,660	2.190%, 05/01/19	8,831
17,906	2.211%, 04/01/19	18,239
4,456	2.221%, 01/01/23	4,283
6,529	2.273%, 07/01/19	6,650
5,829	2.314%, 12/01/22	5,644
9,348	2.356%, 12/01/22	9,054
10,066	2.370%, 01/01/23	9,801
3,490	2.397%, 12/01/22	3,393
13,507	2.400%, 01/01/23	13,225
15,437	2.407%, 01/01/23	14,997
33,967	2.418%, 12/01/22 - 01/01/23	33,006
26,785	2.449%, 07/01/19 - 11/01/22	26,816
11,210	2.450%, 02/01/23	10,864
12,357	2.459%, 11/01/22 - 12/01/22	12,060
15,554	2.469%, 10/01/22 - 12/01/22	15,193
26,913	2.480%, 12/01/22 - 02/01/23	26,340
9,558	2.490%, 10/01/17 - 11/01/22	9,617
18,892	2.500%, 12/01/22 - 06/01/23	18,497
8,251	2.510%, 01/01/23	8,091
16,503	2.521%, 11/01/22 - 01/01/23	16,215
33,177	2.531%, 06/01/19 - 01/01/23	33,317
7,963	2.552%, 09/01/22 - 11/01/22	7,806
7,174	2.573%, 03/01/23	7,056
12,555	2.583%, 04/01/23	12,184
7,028	2.600%, 01/01/23	6,975
37,571	2.604%, 10/01/22 - 05/01/23	36,648
2,690	2.624%, 05/01/23	2,650
15,049	2.635%, 11/01/22	14,912
3,202	2.640%, 04/01/23	3,171
8,968	2.650%, 08/01/22	8,869
5,381	2.655%, 10/01/22	5,347
6,165	2.660%, 06/01/23	6,111
5,426	2.670%, 07/01/22	5,379
7,765	2.686%, 06/01/22	7,777
12,456	2.690%, 10/01/17 - 07/01/22	12,660
5,736	2.704%, 04/01/23	5,701
5,201	2.707%, 10/01/17	5,421
5,941	2.722%, 10/01/22	5,924
3,587	2.728%, 07/01/23	3,500
2,808	2.748%, 12/01/22	2,783
10,833	2.759%, 07/01/22	10,886
19,800	2.764%, 06/01/23	19,746
14,892	2.790%, 04/01/22	14,969
10,344	2.831%, 05/01/22	10,461
8,642	2.841%, 03/01/22	8,571
13,945	2.852%, 06/01/22	14,038
22,420	2.862%, 05/01/22 - 06/01/23	22,600
9,953	2.914%, 07/01/22	10,103
13,011	2.955%, 05/01/22	13,249
12,640	2.970%, 11/01/18	13,269
8,674	2.996%, 05/01/22	8,855
40,388	3.000%, 02/01/22 - 02/01/43	40,016
9,538	3.038%, 05/01/22	9,763
10,762	3.040%, 12/01/18	11,354
11,923	3.050%, 04/01/22	12,266
17,054	3.069%, 01/01/22 - 03/01/22	17,514
19,730	3.079%, 07/01/22	20,230
2,582	3.089%, 02/01/22	2,656

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
6,987	3.100%, 05/01/22	7,224
16,761	3.120%, 01/01/22 - 05/01/22	17,337
16,681	3.131%, 12/01/21 - 01/01/22	17,258
7,497	3.162%, 02/01/22	7,743
12,585	3.182%, 03/01/22 - 04/01/22	13,026
21,944	3.193%, 01/01/22 - 02/01/22	22,723
8,680	3.224%, 05/01/22	8,987
5,249	3.230%, 11/01/20	5,526
24,933	3.244%, 02/01/22 - 03/01/22	25,848
7,108	3.290%, 10/01/20	7,509
7,174	3.306%, 01/01/22	7,470
2,690	3.317%, 03/01/22	2,799
12,495	3.320%, 05/01/22 - 05/01/24	12,850
6,946	3.379%, 11/01/20	7,337
3,460	3.420%, 12/01/21	3,627
4,145	3.440%, 12/01/21	4,372
5,742	3.461%, 11/01/20	6,082
7,174	3.472%, 10/01/20	7,606
8,968	3.492%, 01/01/18	9,560
125,713	3.500%, 12/01/32 - 06/01/43	129,390
2,381	3.503%, 08/01/17	2,524
3,140	3.513%, 10/01/21	3,310
5,632	3.520%, 01/01/18	6,019
17,364	3.544%, 09/01/20 - 11/01/21	18,369
3,977	3.559%, 01/01/21	4,280
23,331	3.590%, 10/01/20 - 08/01/23	24,915
7,623	3.596%, 12/01/20	8,098
1,703	3.600%, 09/01/20	1,821
17,419	3.616%, 09/01/20 - 10/01/20	18,534
25,297	3.621%, 09/01/20	26,930
8,768	3.639%, 12/01/20	9,359
21,363	3.658%, 01/01/18 - 10/01/20	22,740
8,968	3.709%, 10/01/21	9,531
16,450	3.740%, 07/01/20 - 08/01/20	17,780
17,164	3.743%, 06/01/18	18,642
2,690	3.751%, 01/01/18	2,879
11,262	3.761%, 06/01/18 - 01/01/25	11,988
42,150	3.792%, 07/01/23	44,493
5,132	3.800%, 03/01/18	5,531
3,186	3.802%, 09/01/20	3,433
3,386	3.823%, 12/01/20	3,651
4,932	3.864%, 07/01/23	5,279
15,484	3.880%, 09/01/21	16,767
34,752	3.895%, 01/01/21 - 09/01/21	37,084
6,544	3.906%, 09/01/21	7,065
8,968	3.926%, 08/01/20	9,613
13,113	3.930%, 07/01/20	14,315
8,968	3.940%, 07/01/21	9,744
12,613	3.947%, 06/01/17	13,477
21,525	3.957%, 12/01/20 - 12/01/21	23,164
8,753	3.960%, 08/01/20	9,570
23,001	3.978%, 09/01/20 - 09/01/21	24,973
8,968	3.980%, 11/01/16	9,095
8,594	3.988%, 07/01/21	9,324
10,224	3.999%, 01/01/21	11,121
39,933	4.000%, 04/01/20 - 07/01/42	42,249
31,362	4.019%, 08/01/20 - 09/01/21	34,162
6,186	4.045%, 10/01/20	6,747
5,870	4.050%, 09/01/21	6,403
3,570	4.061%, 01/01/21	3,898
13,452	4.081%, 07/01/20	14,658
5,630	4.102%, 06/01/21	6,161
4,796	4.123%, 07/01/21	5,254
6,175	4.130%, 07/01/20	6,782
6,009	4.154%, 06/01/21	6,545
5,816	4.185%, 01/01/21 - 08/01/21	6,365
8,669	4.195%, 07/01/21	9,532
27,945	4.201%, 07/01/20	30,648
16,010	4.205%, 10/01/21	17,612
6,086	4.236%, 06/01/21	6,707
8,968	4.250%, 04/01/21	9,876
14,616	4.267%, 11/01/19 - 08/01/21	16,079
8,079	4.273%, 06/01/21	8,928
16,736	4.282%, 01/01/20	18,311
15,395	4.298%, 03/01/21	16,949
7,726	4.302%, 01/01/21	8,587
8,633	4.318%, 07/01/21	9,751
16,820	4.319%, 12/01/19 - 09/01/23	18,437
4,870	4.329%, 06/01/21	5,372
4,411	4.330%, 02/01/21	4,900
13,111	4.350%, 04/01/20	14,546
30,444	4.369%, 02/01/20 - 04/01/20	33,796
21,443	4.380%, 01/01/21	23,835
18,329	4.381%, 11/01/19 - 06/01/21	20,267
6,771	4.390%, 05/01/21	7,536
6,816	4.391%, 04/01/21	7,506
55,153	4.400%, 02/01/20	61,321
27,986	4.402%, 12/01/19 - 07/01/21	30,977
6,895	4.443%, 08/01/20 - 04/01/21	7,644
6,463	4.474%, 04/01/21	7,181

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
16,142	4.484%, 06/01/21	17,861
2,480	4.500%, 03/01/20	2,731
13,452	4.505%, 05/01/21	14,972
18,760	4.530%, 12/01/19	21,007
2,959	4.540%, 01/01/20	3,282
2,511	4.546%, 02/01/20	2,777
9,900	4.552%, 08/01/26	10,832
3,776	4.598%, 01/01/21	4,213
8,071	4.629%, 06/01/21	8,998
24,662	4.650%, 08/01/21	27,535
10,327	4.664%, 12/01/26	11,281
9,506	4.762%, 08/01/26	10,677
6,050	4.766%, 08/01/26	6,797
11,225	4.794%, 01/01/21	12,552
2,693	5.000%, 04/01/31 - 12/01/32	3,001
7,868	5.414%, 05/01/17	8,545
4,326	5.500%, 03/01/17 - 06/01/39	4,661
5,002	6.000%, 02/01/36 - 11/01/48	5,529
3,323	6.500%, 04/01/36 - 05/01/37	3,725
1,849	7.000%, 02/01/36 - 01/01/38	2,077
60	7.500%, 10/01/37	69
291	8.000%, 11/01/37	336
74	10.571%, 04/15/19	80
	Government National Mortgage Association II, 30 Year, Single Family,
3,911	5.500%, 09/20/39	4,373
23,297	6.000%, 03/20/28 - 08/20/39	26,496
1,679	6.500%, 07/20/29	1,896
774	7.000%, 08/20/38	869
127	7.500%, 02/20/28 - 09/20/28	149
240	8.000%, 12/20/25 - 09/20/28	284
119	8.500%, 03/20/25 - 05/20/25	136
	Government National Mortgage Association II, Other,
4,583	4.462%, 05/20/63	5,007
195	6.000%, 11/20/38	210
	Government National Mortgage Association, 15 Year, Single Family,
51	6.000%, 10/15/17	53
63	6.500%, 06/15/17	66
47	8.000%, 01/15/16	47
	Government National Mortgage Association, 30 Year, Single Family,
5,005	5.500%, 04/15/33 - 09/15/34	5,764
172	6.000%, 11/15/28	194
3,921	6.500%, 01/15/24 - 12/15/35	4,497
7,411	7.000%, 08/15/23 - 04/15/37	8,706
1,284	7.500%, 11/15/22 - 10/15/37	1,469
42	8.000%, 07/15/22 - 08/15/28	44
11	8.500%, 03/15/17 - 11/15/17	13
29	9.000%, 08/15/16 - 11/15/24	33
1,626	9.500%, 09/15/18 - 12/15/25	1,829
3	12.000%, 11/15/19	3

	Total Mortgage Pass-Through Securities (Cost $3,684,719)	3,767,816

Municipal Bonds — 0.3%
	California — 0.0% (g)
3,060	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	3,873
2,400	State of California, Various Purpose, GO, 7.300%, 10/01/39	3,350

		7,223

	Illinois — 0.0% (g)
4,890	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	4,910

	New York — 0.2%
2,240	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, 5.600%, 03/15/40	2,689
	Port Authority of New York & New Jersey, Consolidated,
10,965	Series 164, Rev., 5.647%, 11/01/40	13,185
21,705	Series 174, Rev., 4.458%, 10/01/62	21,737

		37,611

	Ohio — 0.1%
11,725	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	16,126
9,576	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11	9,819

		25,945

	Total Municipal Bonds (Cost $67,921)	75,689

Supranational — 0.2%
23,640	African Development Bank, 8.800%, 09/01/19	30,566
8,164	Corp. Andina de Fomento, 3.750%, 01/15/16	8,466

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Supranational — continued
8,520	International Bank for Reconstruction & Development, Series 2, Zero Coupon, 02/15/16	8,433

	Total Supranational (Cost $46,674)	47,465

U.S. Government Agency Securities — 2.5%
5,789	Federal Farm Credit Bank, 5.125%, 11/15/18	6,677
	Federal Home Loan Bank,
1,500	3.300%, 08/08/35	1,321
9,865	5.500%, 07/15/36	12,767
3,654	Federal Home Loan Mortgage Corp., 5.500%, 08/23/17	4,173
23,765	Federal National Mortgage Association, Zero Coupon, 06/01/17	23,046
	Federal National Mortgage Association STRIPS,
10,313	Zero Coupon, 11/15/21	8,552
8,071	Zero Coupon, 05/15/30	4,482
	Financing Corp. Fico,
3,506	Zero Coupon, 11/30/17	3,354
1,688	Zero Coupon, 04/06/18	1,600
59,680	Zero Coupon, 05/11/18	56,417
3,606	Zero Coupon, 08/03/18	3,386
2,399	Zero Coupon, 08/03/18	2,253
1,795	Zero Coupon, 03/07/19	1,652
24,034	Zero Coupon, 04/05/19	22,065
27,586	Zero Coupon, 09/26/19	24,914
	Government Trust Certificate,
4,488	Zero Coupon, 10/01/15	4,425
5,741	Zero Coupon, 04/01/16	5,615
11,944	Zero Coupon, 04/01/19	10,851
	Residual Funding Corp. STRIPS,
117,650	Zero Coupon, 10/15/19	106,336
216,801	Zero Coupon, 07/15/20	190,394
50,759	Zero Coupon, 10/15/20	44,179
19,730	Zero Coupon, 01/15/21	17,032
	Tennessee Valley Authority,
2,632	4.625%, 09/15/60	2,779
8,246	5.250%, 09/15/39	9,953
493	5.500%, 06/15/38	614
7,668	5.880%, 04/01/36	9,889
	Tennessee Valley Authority STRIPS,
3,711	Zero Coupon, 12/15/17	3,488
6,731	Zero Coupon, 01/15/19	6,176
10,762	Zero Coupon, 05/01/19	9,795
17,495	Zero Coupon, 11/01/25	11,778
3,119	Zero Coupon, 07/15/28	1,794
2,242	Zero Coupon, 06/15/35	942

	Total U.S. Government Agency Securities (Cost $615,826)	612,699

U.S. Treasury Obligations — 21.9%
	U.S. Treasury Bonds,
43,590	4.375%, 02/15/38	52,328
64,211	4.500%, 02/15/36	78,398
8,861	4.500%, 05/15/38	10,835
1,794	4.500%, 08/15/39	2,199
34,370	4.750%, 02/15/37	43,435
49,756	5.000%, 05/15/37	64,931
583	5.250%, 11/15/28	751
12,087	5.250%, 02/15/29	15,590
20,688	5.375%, 02/15/31	27,324
12,869	5.500%, 08/15/28	16,947
4,080	6.125%, 11/15/27	5,646
5,249	6.125%, 08/15/29	7,370
6,861	6.250%, 05/15/30	9,806
4,260	6.375%, 08/15/27	6,002
4,550	6.500%, 11/15/26	6,423
6,547	6.625%, 02/15/27	9,356
3,695	6.750%, 08/15/26	5,298
5,937	7.125%, 02/15/23	8,229
12,546	7.250%, 08/15/22 (m)	17,359
50,572	7.500%, 11/15/16 (m)	59,138
7,817	7.875%, 02/15/21 (m)	10,761
15,674	8.000%, 11/15/21	22,115
14,932	8.125%, 05/15/21	20,934
41,000	8.500%, 02/15/20	56,234
17,000	8.750%, 05/15/20	23,763
54,785	8.750%, 08/15/20	77,144
71,520	8.875%, 08/15/17 (m)	89,601
8,968	11.250%, 02/15/15	9,671
	U.S. Treasury Coupon STRIPS,
4,100	1.707%, 11/15/18	3,849
96,137	1.770%, 05/15/21	82,977
26,456	1.978%, 05/15/18	25,198
10,000	1.993%, 11/15/19	9,093
161,915	2.161%, 02/15/21	141,044
16,142	2.232%, 02/15/20	14,548
111,046	2.509%, 11/15/21 (m)	94,001
65,981	2.514%, 05/15/22	54,830

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
108,830	2.575%, 05/15/23	86,972
80,342	2.581%, 08/15/18	75,988
156,581	2.615%, 02/15/22	131,367
75,800	2.660%, 08/15/22	62,436
45,720	2.751%, 11/15/16	45,097
219,007	2.865%, 02/15/23	176,643
16,680	3.046%, 05/15/35	8,220
14,608	3.089%, 08/15/26	10,280
180,907	3.107%, 08/15/20 (m)	160,179
21,613	3.138%, 11/15/34	10,862
88,443	3.184%, 11/15/27	59,144
26,512	3.190%, 08/15/29	16,454
155,684	3.206%, 02/15/27	107,337
24,550	3.269%, 05/15/31	14,151
83,828	3.296%, 11/15/26	58,401
52,661	3.308%, 08/15/21	45,020
27,066	3.374%, 02/15/32	15,144
180,863	3.375%, 08/15/19	165,726
100,147	3.405%, 05/15/32	55,386
25,155	3.436%, 08/15/34	12,768
291,996	3.446%, 05/15/20 (m)	261,102
16,375	3.482%, 08/15/32	8,983
111,374	3.505%, 05/15/19 (m)	102,896
47,938	3.570%, 11/15/32	26,040
41,052	3.643%, 02/15/29	26,013
36,285	3.670%, 08/15/17	35,229
46,760	3.702%, 11/15/28	29,957
44,705	3.720%, 05/15/33	23,808
16,982	3.758%, 08/15/28	10,990
93,147	3.775%, 02/15/17	91,380
56,202	3.819%, 02/15/31	32,711
15,906	3.850%, 02/15/35	7,919
34,788	3.919%, 08/15/31	19,856
31,792	3.952%, 02/15/18	30,478
43,071	3.956%, 11/15/31	24,339
27,456	4.031%, 11/15/29	16,849
67,515	4.032%, 02/15/28	44,627
34,461	4.085%, 08/15/16	34,095
30,716	4.094%, 02/15/34	15,896
72,136	4.109%, 05/15/30	43,348
6,700	4.124%, 02/15/26	4,809
15,100	4.194%, 05/15/34	7,738
45,886	4.195%, 08/15/27	30,999
43,209	4.265%, 11/15/33	22,573
28,436	4.340%, 11/15/30	16,733
10,134	4.407%, 05/15/28	6,626
82,771	4.498%, 11/15/17	79,869
11,591	4.660%, 08/15/24	8,838
1,525	4.674%, 08/15/35	746
20,963	4.814%, 08/15/33	11,058
19,999	4.824%, 05/15/26	14,213
102,213	4.951%, 02/15/30	62,080
2,870	5.071%, 05/15/29	1,799
20,559	5.077%, 05/15/27	14,025
18,295	5.094%, 11/15/24	13,815
6,278	5.404%, 05/15/24	4,835
30,088	5.471%, 08/15/30	17,888
1,054	5.503%, 05/15/36	501
1,076	5.556%, 02/15/24	836
2,421	5.598%, 05/15/25	1,791
5,151	5.975%, 02/15/25	3,846
62,607	8.263%, 02/15/16 (m)	62,329
24	12.285%, 08/15/15	24
	U.S. Treasury Inflation Indexed Bonds,
3,587	2.500%, 01/15/29	5,001
9,066	3.625%, 04/15/28 (m)	18,694
	U.S. Treasury Inflation Indexed Notes,
3,587	0.125%, 04/15/16	3,941
22,420	0.500%, 04/15/15	24,818
4,260	1.125%, 01/15/21	4,985
	U.S. Treasury Notes,
2,128	0.875%, 01/31/18	2,113
13,000	1.000%, 06/30/19	12,640
20,788	1.000%, 11/30/19	20,039
139,801	1.375%, 11/30/18	139,812
6,278	1.375%, 12/31/18	6,271
51,639	1.500%, 08/31/18	52,087
6,000	1.625%, 08/15/22	5,719
16,770	1.750%, 10/31/18	17,067
2,500	2.000%, 11/30/20	2,509
14,750	2.000%, 02/15/22	14,581
33,368	2.125%, 08/31/20	33,858
11,000	2.125%, 01/31/21	11,103
50,445	2.125%, 08/15/21	50,634
1,794	2.250%, 11/30/17	1,871
23,317	2.625%, 01/31/18	24,621
66,991	2.625%, 08/15/20	70,011
26,904	2.625%, 11/15/20	28,079
2,242	2.750%, 11/30/16	2,363
46,175	2.750%, 05/31/17 (m)	48,845

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
12,681	2.750%, 12/31/17	13,446
27,451	2.875%, 03/31/18	29,250
29,550	3.125%, 10/31/16	31,385
1,794	3.125%, 01/31/17	1,911
110,041	3.125%, 04/30/17	117,529
180,518	3.125%, 05/15/19	194,395
39,908	3.125%, 05/15/21	42,823
176,535	3.250%, 12/31/16 (m)	188,451
54,705	3.250%, 03/31/17	58,586
47,007	3.500%, 02/15/18	51,124
22,420	3.500%, 05/15/20	24,618
17,039	3.625%, 02/15/21	18,849
29,447	4.250%, 11/15/17	32,712
49,378	4.500%, 05/15/17	54,744
8,520	4.625%, 02/15/17	9,427
63,462	4.750%, 08/15/17	71,236
4,080	U.S. Treasury Principal STRIPS, Zero Coupon, 05/15/20	3,659

	Total U.S. Treasury Obligations (Cost $5,073,986)	5,320,997

Loan Assignments — 0.4%
	Financials — 0.4%
	Real Estate Management & Development — 0.4%
	Fiveten Group Holdings Ltd., Revolving Loan, (United Kingdom),
13,379	VAR, 4.500%, 07/15/14 (i)	13,330
	Invitation Homes, Revolving Loan,
29,558	VAR, 3.750%, 03/15/15 (i)	29,410
	Progress Residential LP, Revolving Loan,
41,724	VAR, 4.000%, 09/04/15 (i)	41,515
	Tricon Capital Group Inc., Revolving Loan, (Canada),
23,903	VAR, 4.100%, 06/13/15 (i)	23,783

	Total Loan Assignments (Cost $108,564)	108,038

SHARES
Short-Term Investment — 4.9%
	Investment Company — 4.9%
1,190,181	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $1,190,181)	1,190,181

	Total Investments — 99.7% (Cost $23,396,249)	24,249,275
	Other Assets in Excess of Liabilities — 0.3%	84,065

	NET ASSETS — 100.0%	$24,333,340

Percentages indicated are based on net assets.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2014.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2014.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$957,337
Aggregate gross unrealized depreciation	(104,311)

Net unrealized appreciation/depreciation	$853,026

Federal income tax cost of investments	$23,396,249

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$893,028	$808,571	$1,701,599
Collateralized Mortgage Obligations
Agency CMO	—	4,184,687	79,383	4,264,070
Non-Agency CMO	—	1,341,179	281,627	1,622,806

Total Collateralized Mortgage Obligations	—	5,525,866	361,010	5,886,876

Commercial Mortgage-Backed Securities	—	704,182	174,197	878,379
Corporate Bonds
Consumer Discretionary	—	322,279	—	322,279
Consumer Staples	—	211,868	—	211,868
Energy	—	387,448	—	387,448
Financials	—	2,118,583	—	2,118,583
Health Care	—	140,911	—	140,911
Industrials	—	262,489	24,820	287,309
Information Technology	—	233,003	—	233,003
Materials	—	131,057	—	131,057
Telecommunication Services	—	269,623	—	269,623
Utilities	—	388,903	—	388,903

Total Corporate Bonds	—	4,466,164	24,820	4,490,984

Foreign Government Securities	—	168,552	—	168,552
Mortgage Pass-Through Securities	—	3,767,816	—	3,767,816
Municipal Bonds	—	75,689	—	75,689
Supranational	—	47,465	—	47,465
U.S. Government Agency Securities	—	612,699	—	612,699
U.S. Treasury Obligations	—	5,320,997	—	5,320,997
Loan Assignments
Financials	—	—	108,038	108,038
Short-Term Investment
Investment Company	1,190,181	—	—	1,190,181

Total Investments in Securities	$1,190,181	$21,582,458	$1,476,636	$24,249,275

There were no transfers between Levels 1 and 2 during the period ended May 31, 2014.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

JPMorgan Core Bond Fund	Balance as of 02/28/14	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/14
Investments in Securities
Asset-Backed Securities	$650,884	$476		$(103)	$109	$240,636	$(77,279)	$—	$(6,152)	$808,571
Collateralized Mortgage Obligations - Agency CMO	17,390	(4)		10,671	(16,602)	127	(789)	75,973	(7,383)	79,383
Collateralized Mortgage Obligations - Non-Agency CMO	290,234	—	(a)	998	(1,723)	1,381	(9,257)	—	(6)	281,627
Commercial Mortgage-Backed Securities	192,030	—	(a)	854	(5,048)	1,639	(16,470)	3,048	(1,856)	174,197
Corporate Bonds - Industrials	25,364	—		84	(3)	—	(625)	—	—	24,820
Loan Assignments - Financials	102,868	—		(34)	—	40,472	(35,268)	—	—	108,038

	$1,278,770	$472		$12,470	$(23,267)	$284,255	$(139,688)	$79,021	$(15,397)	$1,476,636

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $15,416,000.

Core Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 5/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$155,416	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 18.14% (3.92%)
			Constant Default Rate	0.00% - 13.00% (4.66%)
			Yield (Discount Rate of Cash Flows)	0.00% - 8.68% (3.83%)

Asset-Backed Securities	155,416
	237,872	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.77% (5.19%)
			Constant Default Rate	0.00% - 11.17% (1.97%)
			PSA Prepayment Model	145.00% - 1,085.00% (386.11%)
			Yield (Discount Rate of Cash Flows)	(152.95%) - 90.59% (4.44%)

Collateralized Mortgage Obligations	237,872
	75,960	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (70.81%)
			Yield (Discount Rate of Cash Flows)	(5.47%) - 7.02% (1.71%)

Commercial Mortgage-Backed Securities	75,960

Total	$469,248

# The table above does not include Level 3 securities that are valued by brokers and pricing services. At May 31, 2014, the value of these securities was approximately $1,007,388,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 9.7%
1,590	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.950%, 12/27/22 (e)	1,603
	Accredited Mortgage Loan Trust,
965	Series 2006-1, Class A3, VAR, 0.330%, 04/25/36	936
880	Series 2006-2, Class A3, VAR, 0.300%, 09/25/36	853
	Ally Auto Receivables Trust,
71	Series 2010-3, Class A4, 1.550%, 08/17/15	71
444	Series 2012-1, Class A4, 1.210%, 07/15/16	447
	American Credit Acceptance Receivables Trust,
639	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	641
946	Series 2012-2, Class B, 2.750%, 02/15/18 (e)	954
2,710	Series 2012-3, Class C, 2.780%, 09/17/18 (e)	2,734
3,000	Series 2012-3, Class D, 5.000%, 12/16/19 (e)	3,047
5,000	Series 2013-2, Class D, 5.920%, 08/17/20 (e)	5,176
	AmeriCredit Automobile Receivables Trust,
164	Series 2012-1, Class A3, 1.230%, 09/08/16	164
1,100	Series 2012-3, Class A3, 0.960%, 01/09/17	1,102
2,187	Series 2012-4, Class A3, 0.670%, 06/08/17	2,190
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
538	Series 2003-5, Class A6, SUB, 4.300%, 04/25/33	549
135	Series 2003-13, Class AF6, SUB, 4.635%, 01/25/34	135
700	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class D, 4.940%, 07/20/18 (e)	708
6	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 07/25/28	6
2,431	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	2,442
	Bear Stearns Asset-Backed Securities Trust,
531	Series 2003-SD2, Class 2A, VAR, 2.833%, 06/25/43	534
760	Series 2006-SD1, Class A, VAR, 0.520%, 04/25/36	727
1,111	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,110
2,184	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	2,195
	CarFinance Capital Auto Trust,
1,667	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	1,688
2,500	Series 2014-1A, Class C, 3.450%, 04/15/20 (e)	2,505
4,550	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.176%, 10/15/21 (e)	4,550
4,006	Carnow Auto Receivables Trust, Series 2013-1A, Class B, 1.970%, 11/15/17 (e)	4,010
	Centex Home Equity Loan Trust,
247	Series 2001-B, Class A6, 6.360%, 07/25/32	249
419	Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	427
135	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	130
672	Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	693
127	Chase Funding Trust, Series 2003-6, Class 1A4, 4.499%, 11/25/34	127
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,720
965	Citifinancial Mortgage Securities, Inc., Series 2003-3, Class AF4, SUB, 5.848%, 08/25/33	941
	CNH Equipment Trust,
212	Series 2011-B, Class A3, 0.910%, 08/15/16	213
27	Series 2012-C, Class A3, 0.570%, 12/15/17	27
5,000	Concord Funding Co. LLC, Series 2013-1, Class A, 2.420%, 02/15/15 (e)	4,953
5,000	Conix Mortgage Asset Trust, Series 2013-1, Class M1, VAR, 5.000%, 12/25/47 (e) (i)	4,850
	Countrywide Asset-Backed Certificates,
297	Series 2004-1, Class 3A, VAR, 0.710%, 04/25/34	276
557	Series 2004-1, Class M1, VAR, 0.900%, 03/25/34	532
63	Series 2004-1, Class M2, VAR, 0.975%, 03/25/34	60
1,539	Series 2004-6, Class M1, VAR, 0.750%, 10/25/34	1,465

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	CPS Auto Receivables Trust,
246	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	250
3,057	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	3,099
754	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	753
	CPS Auto Trust,
1,026	Series 2012-C, Class B, 2.280%, 12/16/19 (e)	1,037
603	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	605
	Credit Acceptance Auto Loan Trust,
417	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	419
3,708	Series 2012-2A, Class B, 2.210%, 09/15/20 (e)	3,761
86	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	94
466	Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	470
	Exeter Automobile Receivables Trust,
2,090	Series 2012-2A, Class B, 2.220%, 12/15/17 (e)	2,117
1,269	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	1,271
2,816	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	2,824
1,125	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	1,125
	Federal National Mortgage Association REMIC Trust,
14	Series 1995-W4, Class A6, VAR, 7.500%, 07/25/25	15
31	Series 1995-W5, Class A5, VAR, 7.080%, 12/25/25	32
3,000	First Investors Auto Owner Trust, Series 2013-1A, Class C, 2.020%, 01/15/19 (e)	3,009
	Flagship Credit Auto Trust,
3,875	Series 2013-1, Class C, 3.590%, 03/15/19 (e)	3,967
4,000	Series 2014-1, Class C, 3.340%, 04/15/20 (e)	4,023
500	Ford Credit Auto Owner Trust, Series 2012-A, Class A4, 1.150%, 06/15/17	504
1,700	FRT Trust, Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e) (i)	1,714
913	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	918
	GMAT Trust,
1,241	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,243
5,000	Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	4,785
750	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class D2, 2.388%, 05/16/44 (e)	749
	HLSS Servicer Advance Receivables Trust,
3,000	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	3,025
1,296	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,303
1,250	Series 2012-T2, Class C2, 3.960%, 10/15/45 (e)	1,274
505	Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	507
449	Series 2013-T1, Class D2, 3.228%, 01/16/46 (e)	452
280	Home Loan Trust, Series 2003-HI2, Class A6, SUB, 5.260%, 07/25/28	284
84	Honda Auto Receivables Owner Trust, Series 2012-1, Class A4, 0.970%, 04/16/18	84
	HSBC Home Equity Loan Trust USA,
190	Series 2006-1, Class A1, VAR, 0.309%, 01/20/36	189
438	Series 2006-2, Class A1, VAR, 0.299%, 03/20/36	434
90	Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	91
597	Series 2007-2, Class A3F, SUB, 5.810%, 07/20/36	606
561	Series 2007-3, Class APT, VAR, 1.349%, 11/20/36	562
313	Huntington Auto Trust, Series 2012-1, Class A3, 0.810%, 09/15/16	314
272	Hyundai Auto Receivables Trust, Series 2012-A, Class A4, 0.950%, 12/15/16	273
	KGS-Alpha Capital Markets LP,
40,789	VAR, 10.407%, 08/25/38	1,574
40,735	Series 2012-4, VAR, 9.342%, 09/25/37	1,960
25,091	Series 2013-2, VAR, 4.096%, 03/25/39	1,451
302	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.500%, 07/25/34 (e)	301
	Long Beach Mortgage Loan Trust,
116	Series 2004-1, Class M3, VAR, 1.200%, 02/25/34	107
35	Series 2004-5, Class M6, VAR, 2.650%, 09/25/34 (i)	5

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	LV Tower 52 Issuer LLC,
8,213	Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	8,247
3,940	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	3,940
	Mid-State Capital Corp. Trust,
196	Series 2005-1, Class A, 5.745%, 01/15/40	209
4,656	Series 2005-1, Class M1, 6.106%, 01/15/40	4,994
2,242	Series 2006-1, Class A, 5.787%, 10/15/40 (e)	2,361
2,721	Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,804
1,087	Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	1,139
501	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.400%, 03/25/33	456
1,547	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class ET1, 4.458%, 02/15/45 (e)	1,547
	New Century Home Equity Loan Trust,
985	Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	1,016
610	Series 2005-1, Class M1, VAR, 0.825%, 03/25/35	575
4,853	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	4,846
	OnDeck Asset Securitization Trust,
1,395	Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	1,402
2,000	Series 2014-1A, Class B, 6.900%, 05/17/18 (e)	2,025
4,502	OneMain Financial Issuance Trust, Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	4,508
1,449	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2, VAR, 0.830%, 09/25/34	1,433
295	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	295
758	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	758
5,300	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	5,320
209	RASC Trust, Series 2005-EMX3, Class M1, VAR, 0.580%, 09/25/35	209
4,013	Real Estate Asset Trust, Series 2013-2A, Class A2, VAR, 5.682%, 07/25/43 (e) (i)	4,013
2,500	RMAT, Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	2,558
464	Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	456
	Santander Drive Auto Receivables Trust,
86	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	86
55	Series 2012-2, Class A3, 1.220%, 12/15/15	55
172	Series 2012-3, Class A3, 1.080%, 04/15/16	172
4,365	Series 2012-3, Class C, 3.010%, 04/16/18	4,484
1,431	Series 2012-5, Class A3, 0.830%, 12/15/16	1,432
279	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.517%, 01/25/36	185
1,627	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.230%, 06/25/37	964
	SpringCastle America Funding LLC,
3,578	Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	3,608
7,464	Series 2013-1A, Class B, 4.000%, 12/03/24 (e)	7,464
	Springleaf Funding Trust,
2,250	Series 2013-AA, Class C, 5.000%, 09/15/21 (e)	2,267
6,000	Series 2014-AA, Class C, 4.450%, 12/15/22 (e)	6,000
	Stanwich Mortgage Loan Co. LLC,
566	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	568
100	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e)	100
3,272	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	3,300
5,000	Station Place Securitization Trust, Series 2013-1, VAR, 1.424%, 02/25/15	5,000
20	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-OSI, Class A2, VAR, 0.240%, 06/25/37	19
1,341	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.551%, 10/15/15 (e)	1,353
1,483	U.S. Residential Opportunity Fund Trust, Series 2014-1A, Class NOTE, SUB, 3.466%, 03/25/34 (e)	1,492
1,424	Unipac IX LLC, 13.000%, 05/15/16 (i)	1,270
1,327	United Auto Credit Securitization Trust, Series 2012-1, Class B, 1.870%, 09/15/15 (e)	1,329

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
4,270	VOLT NPL IX LLC, Series 2013-NPL3, Class A2, VAR, 5.000%, 04/25/53 (e)	4,262
479	VOLT NPL X LLC, Series 2013-NPL4, Class A1, SUB, 3.088%, 11/25/53 (e)	483
5,831	VOLT RLF XII Trust, Series 2013-RLF1, Class A2, SUB, 5.000%, 04/25/52 (e)	5,647
4,683	VOLT XV LLC, Series 2014-3A, Class A2, SUB, 4.500%, 05/26/54 (e)	4,561
5,248	VOLT XIX LLC, Series 2013-NPL5, Class A2, VAR, 5.500%, 04/25/55 (e)	5,248
1,999	VOLT XX LLC, Series 2013-NPL6, Class A2, SUB, 5.250%, 03/25/54 (e)	2,000
5,165	VOLT XXII LLC, Series 2014-NPL1, Class A2, SUB, 4.750%, 10/27/53 (e)	5,144
4,161	VOLT XXIII LLC, Series 2014-NPL2, Class A2, SUB, 4.750%, 11/25/53 (e)	4,145
5,622	VOLT XXIV LLC, Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	5,636
	Westgate Resorts LLC,
352	Series 2012-1, Class A, 4.500%, 09/20/25 (e)	356
1,842	Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	1,857
2,131	World Omni Auto Receivables Trust, Series 2012-A, Class A3, 0.640%, 02/15/17	2,135
1,103	World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/15	1,105

	Total Asset-Backed Securities (Cost $248,512)	250,158

Collateralized Mortgage Obligations — 14.8%
	Agency CMO — 8.8%
	Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
120	Series 23, Class KZ, 6.500%, 11/25/23	135
812	Series 24, Class J, 6.250%, 11/25/23	910
146	Series 31, Class Z, 8.000%, 04/25/24	167
	Federal Home Loan Mortgage Corp. REMIC,
8	Series 11, Class D, 9.500%, 07/15/19	8
9	Series 38, Class D, 9.500%, 05/15/20	10
4	Series 81, Class A, 8.125%, 11/15/20	4
9	Series 84, Class F, 9.200%, 10/15/20	11
5	Series 109, Class I, 9.100%, 01/15/21	6
2	Series 198, Class Z, 8.500%, 09/15/22	2
80	Series 1316, Class Z, 8.000%, 06/15/22	91
25	Series 1343, Class LB, 7.500%, 08/15/22	30
1	Series 1351, Class TF, HB, 1,010.000%, 08/15/22	15
56	Series 1456, Class Z, 7.500%, 01/15/23	63
368	Series 1543, Class VN, 7.000%, 07/15/23	418
270	Series 1577, Class PV, 6.500%, 09/15/23	296
625	Series 1608, Class L, 6.500%, 09/15/23	687
605	Series 1611, Class Z, 6.500%, 11/15/23	682
569	Series 1628, Class LZ, 6.500%, 12/15/23	628
258	Series 1630, Class PK, 6.000%, 11/15/23	286
779	Series 1671, Class I, 7.000%, 02/15/24	872
16	Series 1671, Class QC, IF, 10.000%, 02/15/24	20
52	Series 1695, Class G, HB, IF, 28.282%, 03/15/24	92
34	Series 1710, Class GB, HB, IF, 42.611%, 04/15/24	64
130	Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	36
66	Series 2022, Class PE, 6.500%, 01/15/28	74
502	Series 2033, Class K, 6.050%, 08/15/23	542
417	Series 2036, Class PG, 6.500%, 01/15/28	464
67	Series 2089, Class PJ, IO, 7.000%, 10/15/28	13
1,241	Series 2091, Class PG, 6.000%, 11/15/28	1,381
272	Series 2116, Class ZA, 6.000%, 01/15/29	302
80	Series 2148, Class ZA, 6.000%, 04/15/29	89
202	Series 2201, Class C, 8.000%, 11/15/29	237
44	Series 2261, Class ZY, 7.500%, 10/15/30	51
431	Series 2293, Class ZA, 6.000%, 03/15/31	478
3	Series 2297, Class NB, 6.000%, 03/15/16	3
66	Series 2310, Class Z, 6.000%, 04/15/31	74
29	Series 2313, Class LA, 6.500%, 05/15/31	33
232	Series 2325, Class JO, PO, 06/15/31	195
669	Series 2330, Class PE, 6.500%, 06/15/31	753
91	Series 2344, Class QG, 6.000%, 08/15/16	94
73	Series 2368, Class TG, 6.000%, 10/15/16	76
189	Series 2394, Class MC, 6.000%, 12/15/16	198
73	Series 2399, Class PG, 6.000%, 01/15/17	77
300	Series 2410, Class QB, 6.250%, 02/15/32	325

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,144	Series 2427, Class GE, 6.000%, 03/15/32	2,390
1,626	Series 2430, Class WF, 6.500%, 03/15/32	1,839
344	Series 2466, Class DH, 6.500%, 06/15/32	389
1,109	Series 2530, Class SK, IF, IO, 7.949%, 06/15/29	244
116	Series 2534, Class SI, HB, IF, 20.667%, 02/15/32	188
957	Series 2543, Class YX, 6.000%, 12/15/32	1,066
553	Series 2557, Class HL, 5.300%, 01/15/33	606
868	Series 2586, Class IO, IO, 6.500%, 03/15/33	166
264	Series 2594, Class IV, IO, 7.000%, 03/15/32	58
13	Series 2602, Class BX, 3.500%, 12/15/22	13
650	Series 2610, Class UI, IO, 6.500%, 05/15/33	132
1,126	Series 2636, Class Z, 4.500%, 06/15/18	1,184
50	Series 2641, Class SK, IF, IO, 6.999%, 01/15/18	—	(h)
65	Series 2643, Class SA, HB, IF, 44.518%, 03/15/32	125
59	Series 2650, Class PO, PO, 12/15/32	59
69	Series 2650, Class SO, PO, 12/15/32	68
307	Series 2656, Class AC, 6.000%, 08/15/33	339
949	Series 2656, Class PE, 4.500%, 07/15/18	994
954	Series 2699, Class W, 5.500%, 11/15/33	1,045
42	Series 2707, Class KJ, 5.000%, 11/15/18	44
705	Series 2733, Class SB, IF, 7.874%, 10/15/33	806
479	Series 2756, Class NA, 5.000%, 02/15/24	518
125	Series 2764, Class S, IF, 13.372%, 07/15/33	152
19	Series 2779, Class SM, IF, IO, 6.999%, 10/15/18	—	(h)
661	Series 2801, Class JN, 5.000%, 06/15/33	684
1,000	Series 2845, Class QH, 5.000%, 08/15/34	1,096
971	Series 2864, Class NS, IF, IO, 6.949%, 09/15/34	89
1,502	Series 2912, Class EH, 5.500%, 01/15/35	1,675
219	Series 2934, Class CI, 5.000%, 01/15/34	227
86	Series 2980, Class QB, 6.500%, 05/15/35	97
801	Series 2989, Class TG, 5.000%, 06/15/25	873
164	Series 2990, Class SL, HB, IF, 23.939%, 06/15/34	235
1,892	Series 2994, Class SC, IF, IO, 5.449%, 02/15/33	137
368	Series 2995, Class FT, VAR, 0.401%, 05/15/29	368
1,401	Series 3005, Class ED, 5.000%, 07/15/25	1,544
98	Series 3005, Class PV, IF, 12.491%, 10/15/33	116
1,061	Series 3028, Class ME, 5.000%, 02/15/34	1,104
403	Series 3031, Class BN, HB, IF, 21.289%, 08/15/35	560
982	Series 3059, Class B, 5.000%, 02/15/35	1,042
371	Series 3062, Class HE, 5.000%, 01/15/34	378
467	Series 3064, Class OG, 5.500%, 06/15/34	484
25	Series 3068, Class AO, PO, 01/15/35	25
412	Series 3117, Class EO, PO, 02/15/36	385
155	Series 3134, Class PO, PO, 03/15/36	144
172	Series 3138, Class PO, PO, 04/15/36	161
694	Series 3152, Class MO, PO, 03/15/36	663
616	Series 3184, Class YO, PO, 03/15/36	529
4,078	Series 3187, Class Z, 5.000%, 07/15/36	4,418
450	Series 3189, Class PC, 6.000%, 08/15/35	465
1,571	Series 3201, Class IN, IF, IO, 6.099%, 08/15/36	220
2,907	Series 3202, Class HI, IF, IO, 6.499%, 08/15/36	488
1,080	Series 3219, Class PD, 6.000%, 11/15/35	1,142
689	Series 3274, Class B, 6.000%, 02/15/37	751
311	Series 3292, Class DO, PO, 03/15/37	273
1,391	Series 3305, Class IW, IF, IO, 6.299%, 04/15/37	232
66	Series 3306, Class TB, IF, 2.901%, 04/15/37	67
58	Series 3306, Class TC, IF, 2.361%, 04/15/37	58
190	Series 3331, Class PO, PO, 06/15/37	167
325	Series 3383, Class OP, PO, 11/15/37	303
571	Series 3531, Class SM, IF, IO, 5.949%, 05/15/39	73
113	Series 3542, Class TN, IF, 6.000%, 07/15/36	123

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
272	Series 3546, Class A, VAR, 2.070%, 02/15/39	277
685	Series 3572, Class JS, IF, IO, 6.649%, 09/15/39	102
1,086	Series 3605, Class NC, 5.500%, 06/15/37	1,209
1,796	Series 3609, Class SA, IF, IO, 6.189%, 12/15/39	316
700	Series 3610, Class CA, 4.500%, 12/15/39	749
261	Series 3611, Class PO, PO, 07/15/34	242
1,570	Series 3648, Class CY, 4.500%, 03/15/30	1,693
593	Series 3653, Class HJ, 5.000%, 04/15/40	651
7,220	Series 3677, Class PB, 4.500%, 05/15/40	7,807
1,028	Series 3737, Class DG, 5.000%, 10/15/30	1,127
1,573	Series 3747, Class HI, IO, 4.500%, 07/15/37	158
1,227	Series 3827, Class BD, 4.000%, 08/15/39	1,313
914	Series 3852, Class TP, IF, 5.500%, 05/15/41	987
765	Series 3855, Class AM, 6.500%, 11/15/36	862
728	Series 3890, Class ET, 5.500%, 11/15/23	804
5,765	Series 4030, Class IL, IO, 3.500%, 04/15/27	686
10,514	Series 4146, Class KI, IO, 3.000%, 12/15/32	1,792
	Federal Home Loan Mortgage Corp. STRIPS,
394	Series 186, Class PO, PO, 08/01/27	369
9,066	Series 262, Class 35, 3.500%, 07/15/42	9,309
3,819	Series 279, Class 35, 3.500%, 09/15/42	3,935
9,853	Series 323, Class 300, 3.000%, 01/15/44	9,740
819	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 3.457%, 10/25/37	808
	Federal National Mortgage Association - ACES,
2,270	Series 2011-M2, Class A2, 3.645%, 04/25/21	2,428
1,680	Series 2011-M4, Class A2, 3.726%, 06/25/21	1,802
631	Series 2011-M8, Class A2, 2.922%, 08/25/21	644
3,259	Series 2013-M7, Class A2, 2.280%, 12/27/22	3,111
8,935	Series 2014-M3, Class A2, VAR, 3.477%, 01/25/24	9,330
	Federal National Mortgage Association Grantor Trust,
33,521	Series 2001-T12, Class IO, IO, VAR, 0.540%, 08/25/41	650
1,109	Series 2002-T16, Class A2, 7.000%, 07/25/42	1,280
914	Series 2002-T19, Class A1, 6.500%, 07/25/42	1,048
731	Series 2002-T4, Class A2, 7.000%, 12/25/41	845
1,371	Series 2002-T4, Class A4, 9.500%, 12/25/41	1,634
66,360	Series 2002-T4, Class IO, IO, VAR, 0.422%, 12/25/41	840
661	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	750
449	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	509
524	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	616
8,714	Series 2004-T3, Class 1IO4, IO, VAR, 0.601%, 02/25/44	178
	Federal National Mortgage Association REMIC,
6	Series 1988-13, Class C, 9.300%, 05/25/18	7
54	Series 1989-72, Class E, 9.350%, 10/25/19	60
3	Series 1989-98, Class H, 11.500%, 12/25/19	4
4	Series 1990-1, Class D, 8.800%, 01/25/20	4
4	Series 1990-110, Class H, 8.750%, 09/25/20	5
3	Series 1990-117, Class E, 8.950%, 10/25/20	4
44	Series 1991-141, Class PZ, 8.000%, 10/25/21	49
19	Series 1992-31, Class M, 7.750%, 03/25/22	22
22	Series 1992-79, Class Z, 9.000%, 06/25/22	26
16	Series 1992-101, Class J, 7.500%, 06/25/22	18
224	Series 1992-200, Class SK, HB, IF, 23.997%, 11/25/22	363
18	Series 1993-23, Class PZ, 7.500%, 03/25/23	20
135	Series 1993-56, Class PZ, 7.000%, 05/25/23	151

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
75	Series 1993-60, Class Z, 7.000%, 05/25/23	83
150	Series 1993-79, Class PL, 7.000%, 06/25/23	169
257	Series 1993-141, Class Z, 7.000%, 08/25/23	288
117	Series 1993-149, Class M, 7.000%, 08/25/23	134
373	Series 1993-160, Class ZA, 6.500%, 09/25/23	412
43	Series 1993-165, Class SA, IF, 19.500%, 09/25/23	62
5	Series 1993-205, Class H, PO, 09/25/23	5
40	Series 1993-247, Class SM, HB, IF, 27.731%, 12/25/23	70
47	Series 1993-255, Class E, 7.100%, 12/25/23	52
444	Series 1994-29, Class Z, 6.500%, 02/25/24	507
64	Series 1994-65, Class PK, PO, 04/25/24	62
279	Series 1995-4, Class Z, 7.500%, 10/25/22	317
649	Series 1995-19, Class Z, 6.500%, 11/25/23	746
78	Series 1997-11, Class E, 7.000%, 03/18/27	88
280	Series 1997-20, Class D, 7.000%, 03/17/27	328
28	Series 1997-27, Class J, 7.500%, 04/18/27	31
826	Series 1997-37, Class SM, IF, IO, 7.850%, 12/25/22	137
434	Series 1997-42, Class EG, 8.000%, 07/18/27	506
387	Series 1997-63, Class ZA, 6.500%, 09/18/27	430
435	Series 1998-66, Class FB, VAR, 0.500%, 12/25/28	438
709	Series 1999-47, Class JZ, 8.000%, 09/18/29	824
252	Series 2000-8, Class Z, 7.500%, 02/20/30	302
301	Series 2001-4, Class PC, 7.000%, 03/25/21	332
345	Series 2001-14, Class Z, 6.000%, 05/25/31	383
463	Series 2001-16, Class Z, 6.000%, 05/25/31	513
372	Series 2001-36, Class ST, IF, IO, 8.350%, 11/25/30	109
967	Series 2001-72, Class SB, IF, IO, 7.350%, 12/25/31	237
1,874	Series 2001-81, Class HE, 6.500%, 01/25/32	2,084
102	Series 2002-11, Class QG, 5.500%, 03/25/17	105
131	Series 2002-19, Class SC, IF, 13.911%, 03/17/32	175
123	Series 2002-55, Class QE, 5.500%, 09/25/17	130
2,285	Series 2002-56, Class PE, 6.000%, 09/25/32	2,543
141	Series 2002-63, Class KC, 5.000%, 10/25/17	148
63	Series 2002-73, Class AN, 5.000%, 11/25/17	67
1,615	Series 2002-86, Class PG, 6.000%, 12/25/32	1,808
499	Series 2003-14, Class EH, IF, IO, 7.450%, 03/25/18	52
1,023	Series 2003-17, Class EQ, 5.500%, 03/25/23	1,125
432	Series 2003-18, Class GT, 5.000%, 03/25/18	456
1,176	Series 2003-22, Class Z, 6.000%, 04/25/33	1,324
16	Series 2003-30, Class IP, IO, 5.750%, 08/25/32	—	(h)
1,271	Series 2003-47, Class PE, 5.750%, 06/25/33	1,397
121	Series 2003-58, Class TB, 5.000%, 03/25/32	121
358	Series 2003-64, Class KS, IF, 9.448%, 07/25/18	374
85	Series 2003-64, Class SX, IF, 13.371%, 07/25/33	102
25	Series 2003-91, Class SD, IF, 12.250%, 09/25/33	31
314	Series 2003-106, Class WE, 4.500%, 11/25/22	319
280	Series 2004-8, Class GD, 4.500%, 10/25/32	287
359	Series 2004-72, Class F, VAR, 0.650%, 09/25/34	362
65	Series 2005-42, Class PS, IF, 16.625%, 05/25/35	86
72	Series 2005-51, Class MO, PO, 06/25/35	72
2,306	Series 2005-53, Class CS, IF, IO, 6.550%, 06/25/35	455
260	Series 2005-65, Class KO, PO, 08/25/35	238
1,729	Series 2005-72, Class WS, IF, IO, 6.600%, 08/25/35	247
610	Series 2005-84, Class XM, 5.750%, 10/25/35	666

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
729	Series 2005-87, Class PE, 5.000%, 12/25/33	749
213	Series 2005-90, Class ES, IF, 16.500%, 10/25/35	281
1,094	Series 2005-97, Class B, 5.500%, 11/25/35	1,183
231	Series 2005-106, Class US, HB, IF, 24.017%, 11/25/35	360
154	Series 2005-116, Class PB, 6.000%, 04/25/34	161
1,103	Series 2006-9, Class KZ, 6.000%, 03/25/36	1,217
971	Series 2006-20, Class IB, IF, IO, 6.440%, 04/25/36	143
428	Series 2006-22, Class AO, PO, 04/25/36	399
332	Series 2006-27, Class OH, PO, 04/25/36	320
308	Series 2006-59, Class QO, PO, 01/25/33	306
278	Series 2006-61, Class AP, 6.000%, 08/25/35	293
1,281	Series 2006-77, Class PC, 6.500%, 08/25/36	1,457
553	Series 2006-110, Class PO, PO, 11/25/36	493
950	Series 2006-114, Class HD, 5.500%, 10/25/35	981
387	Series 2006-128, Class PO, PO, 01/25/37	362
486	Series 2007-10, Class Z, 6.000%, 02/25/37	536
694	Series 2007-22, Class SC, IF, IO, 5.930%, 03/25/37	105
13,686	Series 2007-54, Class IB, IF, IO, 6.260%, 06/25/37	2,137
226	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	34
695	Series 2007-71, Class GZ, 6.000%, 07/25/47	784
101	Series 2007-100, Class ND, 5.750%, 10/25/35	103
6,430	Series 2007-109, Class YI, IF, IO, 6.300%, 12/25/37	916
2,768	Series 2008-62, Class SM, IF, IO, 6.050%, 07/25/38	381
499	Series 2008-68, Class VK, 5.500%, 03/25/27	507
3,768	Series 2008-91, Class SI, IF, IO, 5.850%, 03/25/38	421
612	Series 2008-93, Class AM, 5.500%, 06/25/37	658
387	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	24
442	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	37
1,141	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	86
947	Series 2009-29, Class LA, VAR, 2.249%, 05/25/39	857
1,150	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	166
3,502	Series 2009-89, Class A1, 5.410%, 05/25/35	3,697
2,112	Series 2009-112, Class ST, IF, IO, 6.100%, 01/25/40	295
1,388	Series 2009-112, Class SW, IF, IO, 6.100%, 01/25/40	187
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,520
3,000	Series 2010-35, Class SB, IF, IO, 6.270%, 04/25/40	426
601	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	44
894	Series 2010-49, Class SC, IF, 12.360%, 03/25/40	1,055
3,286	Series 2010-70, Class SA, IF, IO, 6.000%, 04/25/38	468
749	Series 2010-111, Class AE, 5.500%, 04/25/38	803
980	Series 2011-19, Class ZY, 6.500%, 07/25/36	1,091
1,212	Series 2011-22, Class MA, 6.500%, 04/25/38	1,369
7,547	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	1,044
12,515	Series 2012-148, Class IE, IO, 3.000%, 01/25/33	2,075
22,196	Series 2013-13, Class IK, IO, 2.500%, 03/25/28	2,295
21	Series G-29, Class O, 8.500%, 09/25/21	24
10	Series G92-30, Class Z, 7.000%, 06/25/22	11
22	Series G92-62, Class B, PO, 10/25/22	20
	Federal National Mortgage Association REMIC Trust,
627	Series 2001-W3, Class A, VAR, 6.976%, 09/25/41	724
7,041	Series 2002-W10, Class IO, IO, VAR, 0.950%, 08/25/42	155
12,751	Series 2002-W7, Class IO1, IO, VAR, 0.928%, 06/25/29	399
258	Series 2003-W4, Class 2A, VAR, 6.386%, 10/25/42	289
26,874	Series 2004-W11, Class 1IO1, IO, VAR, 0.356%, 05/25/44	321

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
877	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	948
	Federal National Mortgage Association STRIPS,
2,191	Series 203, Class 2, IO, 8.000%, 02/01/23	507
361	Series 266, Class 2, IO, 7.500%, 08/01/24	78
2,066	Series 313, Class 1, PO, 06/01/31	1,731
502	Series 348, Class 30, IO, 5.500%, 12/01/18	43
482	Series 348, Class 31, IO, VAR, 5.500%, 12/01/18	37
437	Series 356, Class 42, IO, 5.500%, 12/01/19	43
698	Series 380, Class S36, IF, IO, 7.750%, 07/25/37	123
435	Series 383, Class 68, IO, 6.500%, 09/25/37	78
641	Series 383, Class 69, IO, VAR, 6.500%, 10/25/37	114
221	Series 383, Class 86, IO, VAR, 7.000%, 09/25/37	42
	Federal National Mortgage Association Trust,
26	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	27
343	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	373
700	Series 2004-W2, Class 1A, 6.000%, 02/25/44	771
191	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	222
487	Series 2004-W8, Class 3A, 7.500%, 06/25/44	571
841	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	952
791	Series 2005-W4, Class 1A1, 6.000%, 08/25/35	890
	Government National Mortgage Association,
104	Series 1997-7, Class ZA, 9.000%, 05/16/27	121
22	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	24
343	Series 1999-44, Class ZG, 8.000%, 12/20/29	408
216	Series 2000-9, Class Z, 8.000%, 06/20/30	260
1,754	Series 2002-4, Class TD, 7.000%, 01/20/32	1,982
1,147	Series 2002-13, Class QA, IF, IO, 7.899%, 02/16/32	251
34	Series 2002-47, Class HM, 6.000%, 07/16/32	38
3,420	Series 2002-68, Class SC, IF, IO, 5.549%, 10/16/32	629
1,649	Series 2002-84, Class PH, 6.000%, 11/16/32	1,861
1,174	Series 2003-18, Class PG, 5.500%, 03/20/33	1,310
184	Series 2003-52, Class SB, IF, 11.286%, 06/16/33	219
736	Series 2003-79, Class PV, 5.500%, 10/20/23	782
3,056	Series 2003-101, Class SK, IF, IO, 6.409%, 10/17/33	618
240	Series 2004-2, Class SA, IF, 19.978%, 01/16/34	395
3,765	Series 2004-19, Class KE, 5.000%, 03/16/34	4,136
3,717	Series 2004-59, Class SG, IF, IO, 6.351%, 07/20/34	605
33	Series 2004-73, Class AE, IF, 14.543%, 08/17/34	40
1,800	Series 2004-86, Class SP, IF, IO, 5.951%, 09/20/34	248
1,265	Series 2004-90, Class SI, IF, IO, 5.951%, 10/20/34	189
2,621	Series 2004-105, Class SN, IF, IO, 5.951%, 12/20/34	442
211	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	40
2,865	Series 2006-23, Class S, IF, IO, 6.351%, 01/20/36	296
2,446	Series 2006-26, Class S, IF, IO, 6.351%, 06/20/36	368
546	Series 2006-33, Class PK, 6.000%, 07/20/36	615
103	Series 2006-59, Class PC, 5.500%, 04/20/35	104
3,414	Series 2007-7, Class EI, IF, IO, 6.051%, 02/20/37	498
1,668	Series 2007-9, Class CI, IF, IO, 6.051%, 03/20/37	248
2,533	Series 2007-16, Class KU, IF, IO, 6.501%, 04/20/37	403
213	Series 2007-17, Class JO, PO, 04/16/37	199
1,122	Series 2007-22, Class PK, 5.500%, 04/20/37	1,266
3,190	Series 2007-24, Class SA, IF, IO, 6.361%, 05/20/37	479

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
862	Series 2007-26, Class SC, IF, IO, 6.051%, 05/20/37	126
675	Series 2007-67, Class SI, IF, IO, 6.361%, 11/20/37	98
157	Series 2008-29, Class PO, PO, 02/17/33	154
226	Series 2008-34, Class OC, PO, 06/20/37	153
1,152	Series 2008-40, Class PS, IF, IO, 6.349%, 05/16/38	184
2,087	Series 2008-40, Class SA, IF, IO, 6.249%, 05/16/38	354
152	Series 2008-43, Class NA, 5.500%, 11/20/37	162
1,657	Series 2008-49, Class PH, 5.250%, 06/20/38	1,835
5,103	Series 2008-50, Class SA, IF, IO, 6.081%, 06/20/38	739
2,429	Series 2008-55, Class PL, 5.500%, 06/20/38	2,713
1,799	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	337
3,182	Series 2009-16, Class SJ, IF, IO, 6.651%, 05/20/37	479
1,475	Series 2009-72, Class SM, IF, IO, 6.099%, 08/16/39	220
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	78
2,152	Series 2009-77, Class CS, IF, IO, 6.849%, 06/16/38	280
529	Series 2009-79, Class OK, PO, 11/16/37	496
456	Series 2009-81, Class A, 5.750%, 09/20/36	507
845	Series 2009-83, Class TS, IF, IO, 5.951%, 08/20/39	115
1,569	Series 2009-106, Class XL, IF, IO, 6.601%, 06/20/37	225
2,220	Series 2010-4, Class SB, IF, IO, 6.349%, 08/16/39	244
129	Series 2010-14, Class DO, PO, 03/20/36	129
288	Series 2010-14, Class QP, 6.000%, 12/20/39	310
778	Series 2010-31, Class SK, IF, IO, 5.951%, 11/20/34	117
5,500	Series 2010-61, Class PC, 4.500%, 02/20/37	5,905
1,500	Series 2010-107, Class AY, 5.000%, 10/20/36	1,641
1,219	Series 2010-157, Class OP, PO, 12/20/40	981
5,101	Series 2013-H04, Class BA, 1.650%, 02/20/63	5,085
243	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	248
	Vendee Mortgage Trust,
812	Series 1996-2, Class 1Z, 6.750%, 06/15/26	942
2,112	Series 1998-1, Class 2E, 7.000%, 03/15/28	2,468
287	Series 1999-1, Class 2Z, 6.500%, 01/15/29	328

		227,532

	Non-Agency CMO — 6.0%
215	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, VAR, 0.380%, 09/25/35	205
1,709	AJAX Mortgage Loan Trust, Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	1,689
	Alternative Loan Trust,
176	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	181
38	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	39
1,497	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,570
25	Series 2004-J13, Class 1A4, SUB, 5.530%, 02/25/35	25
784	Series 2005-23CB, Class A2, 5.500%, 07/25/35	749
4,006	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,629
1,296	Series 2005-86CB, Class A11, 5.500%, 02/25/36	1,134
105	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	107
18	Series 2005-J7, Class 1A9, 5.500%, 07/25/35	3
325	Series 2006-26CB, Class A9, 6.500%, 09/25/36	282
25	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	25
	American General Mortgage Loan Trust,
617	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	638
998	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	999
760	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	781
300	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	308
28	ASG Resecuritization Trust, Series 2009-2, Class A55, VAR, 5.355%, 05/24/36 (e)	28

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
		Banc of America Alternative Loan Trust,
405		Series 2003-11, Class 2A1, 6.000%, 01/25/34	422
843		Series 2004-1, Class 1A1, 6.000%, 02/25/34	898
324		Series 2004-6, Class 4A1, 5.000%, 07/25/19	330
		Banc of America Funding Trust,
1,500		Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,408
212		Series 2005-7, Class 30PO, PO, 11/25/35	159
1,215		Series 2005-E, Class 4A1, VAR, 2.681%, 03/20/35	1,219
		Banc of America Mortgage Trust,
777		Series 2003-3, Class 1A7, 5.500%, 05/25/33	810
364		Series 2003-4, Class 1B1, 5.500%, 06/25/33	343
127		Series 2003-7, Class A2, 4.750%, 09/25/18	130
117		Series 2004-2, Class 2A4, 5.500%, 03/25/34	116
363		Series 2004-3, Class 2A1, 5.500%, 04/25/34	365
353		Series 2004-5, Class 3A3, 5.000%, 06/25/19	365
108		Series 2004-5, Class 4A1, 4.750%, 06/25/19	110
92		Series 2004-7, Class 2A2, 5.750%, 08/25/34	93
95		Series 2004-8, Class XPO, PO, 10/25/34	87
1		Series 2004-11, Class 15PO, PO, 01/25/20	1
477		Series 2004-F, Class 1A1, VAR, 2.623%, 07/25/34	482
59		Series 2005-1, Class 15PO, PO, 02/25/20	53
473		Series 2005-1, Class 1A17, 5.500%, 02/25/35	443
370		Series 2005-1, Class 2A1, 5.000%, 02/25/20	381
128		Series 2005-8, Class A4, 5.500%, 09/25/35	129
58		Series 2005-10, Class 15PO, PO, 11/25/20	50
87		Series 2005-11, Class 15PO, PO, 12/25/20	80
		BCAP LLC Trust,
182		Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	188
10		Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/27/35 (e)	10
798		Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	843
528		Series 2010-RR7, Class 16A1, VAR, 0.824%, 02/26/47 (e)	522
424		Series 2010-RR8, Class 3A3, VAR, 5.061%, 05/26/35 (e)	432
1,425		Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,450
174		Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.440%, 10/25/33	175
5		Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.369%, 03/25/31	5
		CAM Mortgage Trust,
45		Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	45
2,250		Series 2014-1, Class M, SUB, 5.500%, 12/15/53 (e)	2,287
		Chase Mortgage Finance Trust,
212		Series 2003-S13, Class A2, 5.000%, 11/25/33	214
662		Series 2004-S1, Class M, VAR, 5.110%, 02/25/19	628
3,260		Series 2007-A2, Class 2A1, VAR, 2.655%, 07/25/37	3,278
		CHL Mortgage Pass-Through Trust,
–	(h)	Series 2002-22, Class A20, 6.250%, 10/25/32	—	(h)
283		Series 2003-40, Class A3, 4.500%, 10/25/18	291
320		Series 2003-50, Class A1, 5.000%, 11/25/18	328
78		Series 2003-J7, Class 2A13, 5.000%, 08/25/33	78
495		Series 2004-3, Class A25, 5.750%, 04/25/34	502
878		Series 2004-4, Class A13, 5.250%, 05/25/34	905
733		Series 2004-5, Class 2A9, 5.250%, 05/25/34	771
622		Series 2004-8, Class 2A1, 4.500%, 06/25/19	640
414		Series 2004-J1, Class 2A1, 4.750%, 01/25/19	424
1,102		Series 2004-J7, Class 2A2, 4.500%, 08/25/19	1,126
906		Series 2005-22, Class 2A1, VAR, 2.564%, 11/25/35	763
190		Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	198

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Citigroup Mortgage Loan Trust,
1,379	Series 2009-3, Class 5A2, 6.000%, 02/25/37 (e)	1,393
573	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	590
522	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	539
	Citigroup Mortgage Loan Trust, Inc.,
20	Series 2003-UST1, Class PO3, PO, 12/25/18	19
199	Series 2004-HYB4, Class AA, VAR, 0.480%, 12/25/34	176
421	Series 2004-UST1, Class A3, VAR, 2.291%, 08/25/34	423
1,350	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	1,304
	Credit Suisse First Boston Mortgage Securities Corp.,
189	Series 2003-29, Class 8A1, 6.000%, 11/25/18	195
1,890	Series 2004-4, Class 5A4, IF, IO, 7.400%, 08/25/34	238
653	Series 2005-1, Class 1A16, 5.500%, 02/25/35	676
135	Series 2005-7, Class 5A1, 4.750%, 08/25/20	136
361	Series 2005-10, Class 10A4, 6.000%, 11/25/35	245
758	Series 2005-10, Class 6A13, 5.500%, 11/25/35	669
325	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	339
	CSMC Trust,
1,500	Series 2010-16, Class A3, VAR, 3.590%, 06/25/50 (e)	1,489
4,104	Series 2010-11R, Class A6, VAR, 1.150%, 06/28/47 (e)	3,928
997	Series 2010-20R, Class 2A3, VAR, 3.500%, 06/27/37 (e)	996
61	Series 2011-7R, Class A1, VAR, 1.401%, 08/28/47 (e)	61
92	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	62
509	DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	514
529	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	537
974	First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, VAR, 2.197%, 09/25/34	959
	First Horizon Mortgage Pass-Through Trust,
51	Series 2003-8, Class 1A43, PO, 10/25/33	47
755	Series 2004-AR6, Class 2A1, VAR, 2.625%, 12/25/34	761
298	Series 2004-AR7, Class 2A2, VAR, 2.555%, 02/25/35	299
	GMACM Mortgage Loan Trust,
552	Series 2003-J10, Class A1, 4.750%, 01/25/19	550
281	Series 2004-J5, Class A7, 6.500%, 01/25/35	295
450	Series 2005-AR3, Class 3A4, VAR, 2.848%, 06/19/35	447
	GSR Mortgage Loan Trust,
316	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	325
525	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	562
444	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	479
386	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	402
106	Series 2005-5F, Class 8A1, VAR, 0.650%, 06/25/35	102
62	Series 2005-5F, Class 8A3, VAR, 0.650%, 06/25/35	60
496	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	488
3,953	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	3,871
	Impac CMB Trust,
1,160	Series 2004-10, Class 3A1, VAR, 0.850%, 03/25/35	1,109
715	Series 2004-10, Class 3A2, VAR, 0.950%, 03/25/35	533
18	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	19
	JP Morgan Mortgage Trust,
1,099	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	1,138
957	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	968
621	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	629
929	Series 2006-A2, Class 4A1, VAR, 2.698%, 08/25/34	929
707	Series 2006-A2, Class 5A3, VAR, 2.558%, 11/25/33	707

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
230	Series 2007-A1, Class 5A2, VAR, 2.663%, 07/25/35	234
352	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	352
214	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.641%, 04/21/34	217
	MASTR Alternative Loan Trust,
254	Series 2003-7, Class 4A3, 8.000%, 11/25/18	267
173	Series 2003-8, Class 3A1, 5.500%, 12/25/33	184
384	Series 2003-9, Class 5A1, 4.500%, 12/25/18	393
796	Series 2004-6, Class 6A1, 6.500%, 07/25/34	817
813	Series 2004-6, Class 7A1, 6.000%, 07/25/34	845
117	Series 2004-7, Class 30PO, PO, 08/25/34	93
75	Series 2004-7, Class 3A1, 6.500%, 08/25/34	79
442	Series 2004-8, Class 6A1, 5.500%, 09/25/19	459
567	Series 2004-10, Class 1A1, 4.500%, 09/25/19	578
182	Series 2004-11, Class 8A3, 5.500%, 10/25/19	186
32	Series 2005-1, Class 5A1, 5.500%, 01/25/20	33
	MASTR Asset Securitization Trust,
37	Series 2003-6, Class 8A1, 5.500%, 07/25/33	38
166	Series 2003-10, Class 3A1, 5.500%, 11/25/33	174
52	Series 2003-11, Class 10A1, 5.000%, 12/25/18	52
93	Series 2003-11, Class 3A1, 4.500%, 12/25/18	95
36	Series 2004-6, Class 15PO, PO, 07/25/19	35
311	Series 2004-6, Class 3A1, 5.250%, 07/25/19	319
130	Series 2004-6, Class 4A1, 5.000%, 07/25/19	134
42	Series 2004-8, Class PO, PO, 08/25/19	39
96	Series 2004-10, Class 1A1, 4.500%, 10/25/19	100
682	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	736
240	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	192
	Merrill Lynch Mortgage Investors Trust,
633	Series 2004-C, Class A2, VAR, 0.949%, 07/25/29	600
583	Series 2004-D, Class A3, VAR, 2.122%, 09/25/29	588
	Morgan Stanley Mortgage Loan Trust,
828	Series 2004-3, Class 4A, VAR, 5.691%, 04/25/34	874
394	Series 2004-7AR, Class 2A6, VAR, 2.469%, 09/25/34	397
332	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.470%, 02/25/35	325
251	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	257
692	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class 1A1, VAR, 2.617%, 02/25/35	696
	PaineWebber CMO Trust,
2	Series H, Class 4, 8.750%, 04/01/18	2
1	Series L, Class 4, 8.950%, 07/01/18	1
1,040	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	1,100
411	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	432
	RALI Trust,
360	Series 2003-QS14, Class A1, 5.000%, 07/25/18	366
1,705	Series 2003-QS19, Class NB2, 5.750%, 10/25/33	1,811
682	Series 2004-QS3, Class CB, 5.000%, 03/25/19	698
4,000	Series 2005-QS5, Class A4, 5.750%, 04/25/35	3,643
	Residential Asset Securitization Trust,
521	Series 2003-A8, Class A1, 3.750%, 10/25/18	528
291	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	260
	RFMSI Trust,
214	Series 2004-S4, Class 2A7, 4.500%, 04/25/19	221
375	Series 2005-SA4, Class 1A1, VAR, 2.831%, 09/25/35	314
2,880	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	2,722
94	RFSC Trust, Series 2003-RM2, Class AII, 5.000%, 05/25/18	96

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
797	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	798
54	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	55
1,276	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 1.065%, 09/20/34	1,240
	Springleaf Mortgage Loan Trust,
1,500	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	1,576
339	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	345
1,987	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	2,013
10,000	Series 2012-2A, Class B1, VAR, 6.000%, 10/25/57 (e) (i)	10,211
2,800	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	2,933
511	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	511
1,265	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	1,302
1,214	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	1,256
2,317	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	2,309
4,075	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	4,075
2,084	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	2,099
5,050	Series 2013-2A, Class M2, VAR, 4.480%, 12/25/65 (e)	5,204
	Structured Adjustable Rate Mortgage Loan Trust,
531	Series 2004-14, Class 1A, VAR, 2.496%, 10/25/34	535
389	Series 2005-5, Class A1, VAR, 0.380%, 05/25/35	388
181	Series 2005-5, Class A2, VAR, 0.380%, 05/25/35	181
	Structured Asset Securities Corp.,
2,170	Series 2003-37A, Class 1A, VAR, 2.613%, 12/25/33	2,173
342	Series 2003-37A, Class 2A, VAR, 3.616%, 12/25/33	344
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
4,082	Series 2003-26A, Class 3A5, VAR, 2.430%, 09/25/33	4,103
404	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	413
295	Series 2004-7, Class 2A1, VAR, 5.503%, 05/25/24	303
	WaMu Mortgage Pass-Through Certificates Trust,
83	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	83
559	Series 2003-AR8, Class A, VAR, 2.414%, 08/25/33	567
349	Series 2003-AR9, Class 1A6, VAR, 2.418%, 09/25/33	356
10	Series 2003-S4, Class 3A, 5.500%, 06/25/33	10
164	Series 2004-AR3, Class A1, VAR, 2.378%, 06/25/34	167
1,514	Series 2004-AR3, Class A2, VAR, 2.378%, 06/25/34	1,543
322	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	333
321	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	336
1,529	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,604
141	Series 2005-AR2, Class 2A21, VAR, 0.480%, 01/25/45	138
1,394	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	1,298
914	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	965
560	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	564
	Wells Fargo Mortgage-Backed Securities Trust,
377	Series 2003-17, Class 2A9, PO, 01/25/34	330
595	Series 2003-D, Class A1, VAR, 2.490%, 02/25/33	597
282	Series 2003-M, Class A1, VAR, 2.618%, 12/25/33	284
180	Series 2004-B, Class A1, VAR, 2.490%, 02/25/34	182
247	Series 2004-DD, Class 2A8, VAR, 2.615%, 01/25/35	224
229	Series 2004-EE, Class 3A1, VAR, 2.634%, 12/25/34	233
316	Series 2004-EE, Class 3A2, VAR, 2.634%, 12/25/34	323
720	Series 2004-K, Class 1A2, VAR, 2.618%, 07/25/34	730
78	Series 2004-Q, Class 1A3, VAR, 2.615%, 09/25/34	78
253	Series 2004-Q, Class 2A2, VAR, 2.615%, 09/25/34	250

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
881	Series 2004-U, Class A1, VAR, 2.635%, 10/25/34	886
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	2,200
1,006	Series 2005-AR16, Class 2A1, VAR, 2.616%, 02/25/34	1,025
5,613	Series 2005-AR3, Class 1A1, VAR, 2.620%, 03/25/35	5,709

		155,141

	Total Collateralized Mortgage Obligations (Cost $370,105)	382,673

Commercial Mortgage-Backed Securities — 8.2%
	A10 Securitization LLC,
792	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	795
2,326	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	2,339
3,000	Series 2013-1, Class B, 4.120%, 11/15/25 (e)	2,991
1,000	A10 Term Asset Financing LLC, Series 2013-2, Class D, 6.230%, 11/15/27 (e)	1,007
2,985	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	2,959
	Banc of America Commercial Mortgage Trust,
485	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	514
3,116	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	3,374
3,566	Series 2006-5, Class A4, 5.414%, 09/10/47	3,835
4,000	Series 2007-2, Class AM, VAR, 5.622%, 04/10/49	4,430
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
1,730	Series 2005-1, Class AJ, VAR, 5.290%, 11/10/42	1,782
1,050	Series 2005-3, Class A4, 4.668%, 07/10/43	1,076
1,000	Series 2005-3, Class AM, 4.727%, 07/10/43	1,029
1,012	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	1,057
77	Series 2005-6, Class ASB, VAR, 5.177%, 09/10/47	77
485	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.598%, 06/24/50 (e)	527
5,115	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	5,025
	Bear Stearns Commercial Mortgage Securities Trust,
103	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	103
640	Series 2005-PWR7, Class A3, VAR, 5.116%, 02/11/41	652
2,570	Series 2006-PW11, Class A4, VAR, 5.441%, 03/11/39	2,726
75	Series 2006-PW12, Class A4, VAR, 5.711%, 09/11/38	81
247	Series 2006-T24, Class A4, 5.537%, 10/12/41	269
4,000	Series 2007-PW16, Class AM, VAR, 5.707%, 06/11/40	4,463
5,700	Series 2007-PW17, Class AMFL, VAR, 0.815%, 06/11/50 (e)	5,588
22,094	Capmark Mortgage Securities, Inc., Series 1998-C2, Class X, IO, VAR, 1.091%, 05/15/35	657
	CD Commercial Mortgage Trust,
7,705	Series 2005-CD1, Class AJ, VAR, 5.228%, 07/15/44	8,083
500	Series 2005-CD1, Class AM, VAR, 5.228%, 07/15/44	526
82,651	Series 2007-CD4, Class XC, IO, VAR, 0.377%, 12/11/49 (e)	723
5,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, VAR, 5.559%, 12/15/47 (e)	5,484
	COBALT CMBS Commercial Mortgage Trust,
3,538	Series 2006-C1, Class A4, 5.223%, 08/15/48	3,789
4,471	Series 2006-C1, Class AM, 5.254%, 08/15/48	4,612
	COMM Mortgage Trust,
2,500	Series 2005-LP5, Class B, VAR, 5.105%, 05/10/43	2,577
1,999	Series 2012-CR2, Class XA, IO, VAR, 1.928%, 08/15/45	215
	Commercial Mortgage Trust,
2,330	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	2,376
7,402	Series 2006-GG7, Class AM, VAR, 5.820%, 07/10/38	8,044
20,000	COOF, Series 2014-1, Class A, VAR, 3.015%, 06/25/40	2,863
	Credit Suisse Commercial Mortgage Trust,
1,500	Series 2006-C2, Class A3, VAR, 5.669%, 03/15/39	1,600
126,437	Series 2007-C2, Class AX, IO, VAR, 0.069%, 01/15/49 (e)	408

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	Credit Suisse First Boston Mortgage Securities Corp.,
2,245	Series 1998-C2, Class F, VAR, 6.750%, 11/15/30 (e)	2,327
2,321	Series 2005-C3, Class AM, 4.730%, 07/15/37	2,400
123	DBRR Trust, Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	123
19,894	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.420%, 07/10/44 (e)	1,050
77,046	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K708, Class X1, IO, VAR, 1.508%, 01/25/19	4,715
2,505	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	2,555
616	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	642
431	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	431
20,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	1,218
	GS Mortgage Securities Trust,
465	Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	493
5,000	Series 2011-GC5, Class D, VAR, 5.307%, 08/10/44 (e)	5,168
793	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	867
	JP Morgan Chase Commercial Mortgage Securities Trust,
2,500	Series 2005-CB11, Class AJ, VAR, 5.390%, 08/12/37	2,590
170,323	Series 2005-CB11, Class X1, IO, VAR, 0.127%, 08/12/37 (e)	197
2,000	Series 2005-CB13, Class A4, VAR, 5.244%, 01/12/43	2,104
200	Series 2005-LDP2, Class AM, 4.780%, 07/15/42	207
240,753	Series 2005-LDP5, Class X1, IO, VAR, 0.126%, 12/15/44 (e)	351
70,107	Series 2006-CB15, Class X1, IO, VAR, 0.212%, 06/12/43	371
1,285	Series 2006-CB17, Class A4, 5.429%, 12/12/43	1,388
595	Series 2006-LDP6, Class A4, VAR, 5.475%, 04/15/43	635
920	Series 2006-LDP6, Class AM, VAR, 5.525%, 04/15/43	988
20,547	Series 2006-LDP8, Class X, IO, VAR, 0.539%, 05/15/45	221
2,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	2,018
10,858	Series 2010-C2, Class XA, IO, VAR, 1.874%, 11/15/43 (e)	754
	LB-UBS Commercial Mortgage Trust,
1,000	Series 2005-C2, Class A5, VAR, 5.150%, 04/15/30	1,026
5,000	Series 2005-C2, Class AJ, VAR, 5.205%, 04/15/30	5,157
405	Series 2006-C1, Class A4, 5.156%, 02/15/31	428
1,030	Series 2006-C4, Class A4, VAR, 5.835%, 06/15/38	1,116
560	Series 2006-C6, Class A4, 5.372%, 09/15/39	609
3,030	Series 2007-C1, Class AM, 5.455%, 02/15/40	3,320
4,605	Series 2007-C2, Class A3, 5.430%, 02/15/40	5,065
2,903	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	3,282
	Merrill Lynch Mortgage Trust,
534	Series 2005-CKI1, Class A6, VAR, 5.281%, 11/12/37	558
1,425	Series 2005-CKI1, Class AM, VAR, 5.281%, 11/12/37	1,505
1,602	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	1,691
1,750	Series 2005-LC1, Class AJ, VAR, 5.367%, 01/12/44	1,865
2,000	Series 2005-LC1, Class AM, VAR, 5.308%, 01/12/44	2,127
1,755	Series 2006-C1, Class A4, VAR, 5.673%, 05/12/39	1,881
	ML-CFC Commercial Mortgage Trust,
1,680	Series 2006-1, Class A4, VAR, 5.465%, 02/12/39	1,779
250	Series 2006-4, Class A3, 5.172%, 12/12/49	270
108,073	Series 2006-4, Class XC, IO, VAR, 0.206%, 12/12/49 (e)	1,288
11,120	Series 2007-9, Class A4, 5.700%, 09/12/49	12,392
	Morgan Stanley Capital I Trust,
3,581	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	3,895
2,925	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	3,151
645	Series 2006-T21, Class A4, VAR, 5.162%, 10/12/52	677

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
1,575	Series 2006-T23, Class AM, VAR, 5.808%, 08/12/41	1,729
74,205	Series 2007-HQ11, Class X, IO, VAR, 0.220%, 02/12/44 (e)	358
699	Series 2011-C3, Class A3, 4.054%, 07/15/49	754
	Morgan Stanley Re-REMIC Trust,
193	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	193
36	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	37
3,191	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	3,211
1,089	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	1,095
1,500	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,283
2,798	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.150%, 08/25/29 (e)	2,780
1,338	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.350%, 08/25/29 (e)	1,339
2,272	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	2,325
398	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.562%, 08/15/39	406
9,039	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.302%, 05/10/45 (e)	1,159
2,191	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,212
	UBS-Barclays Commercial Mortgage Trust,
1,560	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,608
17,483	Series 2012-C2, Class XA, IO, VAR, 1.780%, 05/10/63 (e)	1,507
5,291	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	5,231
	Wachovia Bank Commercial Mortgage Trust,
284	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	285
193	Series 2005-C16, Class AJ, VAR, 4.896%, 10/15/41	197
166	Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	169
235	Series 2006-C25, Class A4, VAR, 5.720%, 05/15/43	250
3,045	Series 2006-C27, Class A3, VAR, 5.765%, 07/15/45	3,245
86,207	Series 2007-C30, Class XC, IO, VAR, 0.496%, 12/15/43 (e)	1,083
1,091	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	1,091
2,500	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,740

	Total Commercial Mortgage-Backed Securities (Cost $210,527)	211,838

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
102	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
377	Somerset Cayuga Holding Co., Inc., PIK, 20.000%, 06/15/17 (e) (i)	923

	Total Convertible Bonds (Cost $478)	923

Corporate Bonds — 33.8%
	Consumer Discretionary — 3.7%
	Auto Components — 0.1%
47	Dana Holding Corp., 6.750%, 02/15/21	51
2,025	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	2,073
890	Johnson Controls, Inc., 5.700%, 03/01/41	1,050
560	Lear Corp., 8.125%, 03/15/20	609

		3,783

	Automobiles — 0.2%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
967	8.000%, 06/15/19	1,057
987	8.250%, 06/15/21	1,125
	Daimler Finance North America LLC,
1,500	2.875%, 03/10/21 (e)	1,518
560	8.500%, 01/18/31	853
	Jaguar Land Rover Automotive plc, (United Kingdom),
992	4.125%, 12/15/18 (e)	1,028
150	5.625%, 02/01/23 (e)	157
	Motors Liquidation Co.,
120	5.250%, 03/06/32 (i)	—	(h)
385	6.250%, 07/15/33 (i)	—	(h)
21	7.250%, 04/15/41 (i)	—	(h)
1	7.250%, 07/15/41 (i)	—	(h)
42	7.250%, 02/15/52 (i)	—	(h)
55	7.375%, 05/15/48 (i)	—	(h)
1	7.375%, 10/01/51 (i)	—	(h)

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Automobiles — continued
2,500	7.700%, 04/15/16 (d) (i)	—	(h)

		5,738

	Distributors — 0.0% (g)
405	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	447

	Diversified Consumer Services — 0.1%
	Service Corp. International,
665	5.375%, 05/15/24 (e)	674
963	7.625%, 10/01/18	1,121
1,420	8.000%, 11/15/21	1,649

		3,444

	Hotels, Restaurants & Leisure — 0.6%
270	CCM Merger, Inc., 9.125%, 05/01/19 (e)	289
185	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.375%, 06/01/24 (e)	187
945	Choice Hotels International, Inc., 5.750%, 07/01/22	1,009
2,363	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e)	1,678
815	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20 (e)	844
430	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e)	455
925	MCE Finance Ltd., (Cayman Islands), 5.000%, 02/15/21 (e)	923
	MGM Resorts International,
675	10.000%, 11/01/16	802
825	11.375%, 03/01/18	1,066
220	Real Mex Restaurants, Inc., 11.000%, 03/21/16 (i)	220
615	Royal Caribbean Cruises Ltd., (Liberia), 7.250%, 03/15/18	713
815	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	815
700	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	745
875	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	892
450	Speedway Motorsports, Inc., 6.750%, 02/01/19	477
1,560	Vail Resorts, Inc., 6.500%, 05/01/19	1,640
400	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 05/01/20	436
996	Wynn Macau Ltd., (Cayman Islands), 5.250%, 10/15/21 (e)	1,023

		14,214

	Household Durables — 0.4%
1,037	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	1,071
	D.R. Horton, Inc.,
1,000	4.375%, 09/15/22	985
320	5.625%, 01/15/16	340
330	K. Hovnanian Enterprises, Inc., 7.250%, 10/15/20 (e)	356
	Lennar Corp.,
1,028	4.500%, 06/15/19	1,043
160	4.750%, 12/15/17	168
570	6.950%, 06/01/18	643
315	Series B, 12.250%, 06/01/17	401
370	M/I Homes, Inc., 8.625%, 11/15/18	395
565	Meritage Homes Corp., 7.000%, 04/01/22	620
577	PulteGroup, Inc., 7.875%, 06/15/32	651
	Standard Pacific Corp.,
40	8.375%, 01/15/21	48
166	10.750%, 09/15/16	198
	Toll Brothers Finance Corp.,
420	4.375%, 04/15/23	409
879	5.875%, 02/15/22	949
390	6.750%, 11/01/19	446
240	WCI Communities, Inc., 6.875%, 08/15/21 (e)	247

		8,970

	Internet & Catalog Retail — 0.2%
	Netflix, Inc.,
429	5.375%, 02/01/21	447
370	5.750%, 03/01/24 (e)	389
	QVC, Inc.,
1,351	4.375%, 03/15/23	1,362
170	5.125%, 07/02/22	180
75	7.375%, 10/15/20 (e)	81
3,012	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18	2,922

		5,381

	Media — 1.7%
	21st Century Fox America, Inc.,
600	6.750%, 01/09/38	742
800	7.750%, 01/20/24	1,028
200	7.850%, 03/01/39	282
147	8.875%, 04/26/23	199
2,004	Adelphia Communications Corp., 9.375%, 11/15/09 (d)	14
1,566	Cablevision Systems Corp., 8.000%, 04/15/20	1,789

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
	CBS Corp.,
200	7.875%, 07/30/30	270
160	8.875%, 05/15/19	207
	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
595	5.250%, 02/15/22 (e)	610
95	5.625%, 02/15/24 (e)	97
1,015	Cenveo Corp., 8.875%, 02/01/18	1,040
	Clear Channel Communications, Inc.,
340	9.000%, 12/15/19	362
1,500	9.000%, 03/01/21	1,601
	Clear Channel Worldwide Holdings, Inc.,
216	6.500%, 11/15/22	230
459	Series B, 6.500%, 11/15/22	491
493	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	502
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	349
	Comcast Corp.,
850	5.900%, 03/15/16	930
240	6.300%, 11/15/17	280
435	6.500%, 11/15/35	559
177	6.550%, 07/01/39	229
	CSC Holdings LLC,
790	5.250%, 06/01/24 (e)	790
301	6.750%, 11/15/21	336
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
530	5.000%, 03/01/21	594
580	6.000%, 08/15/40	670
281	Discovery Communications LLC, 4.950%, 05/15/42	286
	DISH DBS Corp.,
140	5.125%, 05/01/20	147
3,340	6.750%, 06/01/21	3,778
2,173	7.875%, 09/01/19	2,586
	Gannett Co., Inc.,
434	5.125%, 07/15/20 (e)	449
450	6.375%, 10/15/23 (e)	481
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,397
508	Lamar Media Corp., 5.000%, 05/01/23	512
470	Liberty Interactive LLC, 8.250%, 02/01/30	519
2,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 10.000%, 04/01/21 (e)	2,285
810	NBCUniversal Media LLC, 5.950%, 04/01/41	989
	Nielsen Finance LLC/Nielsen Finance Co.,
1,155	4.500%, 10/01/20	1,169
221	5.000%, 04/15/22 (e)	223
	Numericable Group S.A., (France),
242	4.875%, 05/15/19 (e)	247
1,593	6.000%, 05/15/22 (e)	1,653
207	6.250%, 05/15/24 (e)	216
	Sirius XM Radio, Inc.,
1,430	5.250%, 08/15/22 (e)	1,544
565	5.875%, 10/01/20 (e)	599
890	6.000%, 07/15/24 (e)	915
1,015	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	1,056
	Thomson Reuters Corp., (Canada),
1,960	3.950%, 09/30/21	2,054
280	4.700%, 10/15/19	311
200	6.500%, 07/15/18	236
335	Time Warner Cable, Inc., 7.300%, 07/01/38	451
	Time Warner Entertainment Co. LP,
415	8.375%, 03/15/23	560
1,445	8.375%, 07/15/33	2,116
182	Time Warner, Inc., 5.375%, 10/15/41	201
500	Univision Communications, Inc., 7.875%, 11/01/20 (e)	551
70	Viacom, Inc., 4.375%, 03/15/43	65
	Videotron Ltd., (Canada),
244	5.000%, 07/15/22	250
822	5.375%, 06/15/24 (e)	840
200	VTR Finance B.V., (Netherlands), 6.875%, 01/15/24 (e)	212
	Walt Disney Co. (The),
437	1.850%, 05/30/19	436
500	Series B, 5.875%, 12/15/17	578

		44,113

	Multiline Retail — 0.0% (g)
104	Target Corp., 7.000%, 01/15/38	141

	Specialty Retail — 0.3%
220	AutoNation, Inc., 5.500%, 02/01/20	239
747	Claire’s Stores, Inc., 8.875%, 03/15/19	637
240	CST Brands, Inc., 5.000%, 05/01/23	239
	L Brands, Inc.,
400	5.625%, 02/15/22	424
400	5.625%, 10/15/23	424
1,600	8.500%, 06/15/19	1,932
	Lowe’s Cos., Inc.,
116	5.125%, 11/15/41	131

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Specialty Retail — continued
951	Series B, 7.110%, 05/15/37	1,275
660	Neebo, Inc., 15.000%, 06/30/16 (e)	686
500	Radio Systems Corp., 8.375%, 11/01/19 (e)	546
	Sally Holdings LLC/Sally Capital, Inc.,
246	5.500%, 11/01/23	252
1,571	5.750%, 06/01/22	1,677

		8,462

	Textiles, Apparel & Luxury Goods — 0.1%
1,329	PVH Corp., 4.500%, 12/15/22	1,309

	Total Consumer Discretionary	96,002

	Consumer Staples — 1.7%
	Beverages — 0.5%
	Anheuser-Busch Cos. LLC,
325	5.500%, 01/15/18	370
550	5.750%, 04/01/36	670
280	7.550%, 10/01/30	393
	Anheuser-Busch InBev Finance, Inc.,
1,000	0.800%, 01/15/16	1,005
1,225	3.700%, 02/01/24	1,273
	Anheuser-Busch InBev Worldwide, Inc.,
410	6.875%, 11/15/19	507
275	7.750%, 01/15/19	343
1,047	Coca-Cola Co. (The), 1.150%, 04/01/18	1,039
	Constellation Brands, Inc.,
108	3.750%, 05/01/21	107
216	4.250%, 05/01/23	216
440	6.000%, 05/01/22	495
1,340	7.250%, 09/01/16	1,501
375	7.250%, 05/15/17	431
575	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	614
	Diageo Investment Corp.,
1,000	7.450%, 04/15/35	1,427
365	8.000%, 09/15/22	479
677	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	677
	PepsiCo, Inc.,
572	3.000%, 08/25/21	583
70	7.900%, 11/01/18	88

		12,218

	Food & Staples Retailing — 0.4%
	CVS Caremark Corp.,
110	5.750%, 06/01/17	124
555	6.125%, 09/15/39	698
1,125	Ingles Markets, Inc., 5.750%, 06/15/23	1,139
	Kroger Co. (The),
215	6.400%, 08/15/17	248
1,162	7.500%, 04/01/31	1,534
300	Series B, 7.700%, 06/01/29	393
	New Albertsons, Inc.,
125	7.450%, 08/01/29	109
500	8.700%, 05/01/30	458
1,500	Rite Aid Corp., 8.000%, 08/15/20	1,652
182	Walgreen Co., 1.800%, 09/15/17	184
	Wal-Mart Stores, Inc.,
1,027	1.125%, 04/11/18	1,019
300	2.550%, 04/11/23	291
1,500	3.625%, 07/08/20	1,621
160	5.250%, 09/01/35	186
1,000	6.200%, 04/15/38	1,295
260	7.550%, 02/15/30	376

		11,327

	Food Products — 0.6%
353	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	379
655	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	825
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	165
	Cargill, Inc.,
350	1.900%, 03/01/17 (e)	357
800	3.300%, 03/01/22 (e)	802
200	6.000%, 11/27/17 (e)	229
360	6.625%, 09/15/37 (e)	473
1,000	7.350%, 03/06/19 (e)	1,214
	ConAgra Foods, Inc.,
329	1.350%, 09/10/15	332
135	3.250%, 09/15/22	133
810	Darling Ingredients, Inc., 5.375%, 01/15/22 (e)	843
2,535	H.J. Heinz Co., 4.250%, 10/15/20 (e)	2,535
	JBS USA LLC/JBS USA Finance, Inc.,
1,094	7.250%, 06/01/21 (e)	1,181
930	8.250%, 02/01/20 (e)	1,013
	Kraft Foods Group, Inc.,
429	3.500%, 06/06/22	440
488	5.000%, 06/04/42	520
599	6.125%, 08/23/18	699
575	6.875%, 01/26/39	749
	Smithfield Foods, Inc.,
941	5.250%, 08/01/18 (e)	986
786	5.875%, 08/01/21 (e)	835

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food Products — continued
500	7.750%, 07/01/17	576

		15,286

	Household Products — 0.2%
	Kimberly-Clark Corp.,
600	2.400%, 06/01/23	572
1,000	6.125%, 08/01/17	1,155
640	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	815
1,625	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.875%, 08/15/19	1,775

		4,317

	Total Consumer Staples	43,148

	Energy — 4.5%
	Energy Equipment & Services — 0.7%
303	Baker Hughes, Inc., 5.125%, 09/15/40	345
322	Cameron International Corp., 1.600%, 04/30/15	325
398	CGG S.A., (France), 6.875%, 01/15/22 (e)	386
	Diamond Offshore Drilling, Inc.,
750	3.450%, 11/01/23	756
70	5.875%, 05/01/19	82
280	Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22 (e)	283
	Halliburton Co.,
250	7.450%, 09/15/39	365
275	7.600%, 08/15/96 (e)	412
700	8.750%, 02/15/21	915
662	Key Energy Services, Inc., 6.750%, 03/01/21	692
144	McDermott International, Inc., (Panama), 8.000%, 05/01/21 (e)	146
	National Oilwell Varco, Inc.,
448	1.350%, 12/01/17	448
100	2.600%, 12/01/22	97
98	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	100
255	Parker Drilling Co., 6.750%, 07/15/22 (e)	264
650	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	695
208	PHI, Inc., 5.250%, 03/15/19 (e)	212
	Precision Drilling Corp., (Canada),
699	5.250%, 11/15/24 (e)	706
1,097	6.500%, 12/15/21	1,188
360	6.625%, 11/15/20	385
	Schlumberger Investment S.A., (Luxembourg),
219	3.300%, 09/14/21 (e)	227
1,210	3.650%, 12/01/23	1,260
640	Schlumberger Oilfield UK plc, (United Kingdom), 4.200%, 01/15/21 (e)	701
1,797	Sea Trucks Group, (Nigeria), Reg. S, 9.000%, 03/26/18 (e)	1,734
	Seadrill Ltd., (Bermuda),
200	6.125%, 09/15/17 (e)	209
700	6.500%, 10/05/15	731
500	6.625%, 09/15/20 (e)	503
2,110	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	2,427
630	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	671
1,270	Unit Corp., 6.625%, 05/15/21	1,352

		18,617

	Oil, Gas & Consumable Fuels — 3.8%
	Access Midstream Partners LP/ACMP Finance Corp.,
829	4.875%, 05/15/23	867
290	5.875%, 04/15/21	309
3,000	6.125%, 07/15/22	3,270
175	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	229
278	Anadarko Holding Co., 7.150%, 05/15/28	355
	Anadarko Petroleum Corp.,
350	6.950%, 06/15/19	430
100	7.950%, 06/15/39	147
225	8.700%, 03/15/19	291
250	ANR Pipeline Co., 9.625%, 11/01/21	355
235	Antero Resources Corp., 5.125%, 12/01/22 (e)	241
	Antero Resources Finance Corp.,
180	5.375%, 11/01/21	187
450	6.000%, 12/01/20	481
775	Apache Corp., 6.900%, 09/15/18	934
	Baytex Energy Corp., (Canada),
175	5.125%, 06/01/21 (e)	177
175	5.625%, 06/01/24 (e)	176
380	Bill Barrett Corp., 7.000%, 10/15/22	401
	BP Capital Markets plc, (United Kingdom),
206	1.375%, 11/06/17	207
589	1.375%, 05/10/18	584
385	3.245%, 05/06/22	390
612	3.814%, 02/10/24	634
515	4.750%, 03/10/19	580
210	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	300
815	Burlington Resources, Inc., 8.200%, 03/15/25	1,117

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
330	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	412
	Cenovus Energy, Inc., (Canada),
123	3.000%, 08/15/22	121
404	4.450%, 09/15/42	402
	Chesapeake Energy Corp.,
166	3.250%, 03/15/16	167
1,777	4.875%, 04/15/22	1,841
440	5.375%, 06/15/21	469
440	5.750%, 03/15/23	491
888	6.125%, 02/15/21	998
520	6.500%, 08/15/17	584
500	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	527
540	Chevron Corp., 1.718%, 06/24/18	545
	Cimarex Energy Co.,
500	4.375%, 06/01/24	509
1,190	5.875%, 05/01/22	1,318
220	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	237
1,026	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	1,054
	Concho Resources, Inc.,
450	5.500%, 10/01/22	483
545	6.500%, 01/15/22	603
1,460	7.000%, 01/15/21	1,617
215	Conoco Funding Co., (Canada), 7.250%, 10/15/31	305
	ConocoPhillips,
275	5.750%, 02/01/19	323
750	6.500%, 02/01/39	1,014
410	7.000%, 03/30/29	545
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	414
	CONSOL Energy, Inc.,
470	5.875%, 04/15/22 (e)	488
350	6.375%, 03/01/21	371
570	8.250%, 04/01/20	620
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
396	6.000%, 12/15/20	413
364	6.125%, 03/01/22 (e)	381
236	Devon Energy Corp., 3.250%, 05/15/22	238
270	Devon Financing Corp. LLC, 7.875%, 09/30/31	379
110	Ecopetrol S.A., (Colombia), 5.875%, 05/28/45	113
	El Paso LLC,
1,000	6.875%, 06/15/14	1,002
150	7.000%, 06/15/17	169
150	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	176
	Encana Corp., (Canada),
150	6.500%, 05/15/19	179
215	6.625%, 08/15/37	271
2,000	Energy Transfer Equity LP, 5.875%, 01/15/24	2,065
1,210	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	1,354
	EOG Resources, Inc.,
472	2.625%, 03/15/23	457
1,700	4.100%, 02/01/21	1,858
200	6.875%, 10/01/18	241
678	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	779
	EP Energy LLC/Everest Acquisition Finance, Inc.,
255	6.875%, 05/01/19	273
164	7.750%, 09/01/22	184
81	EXCO Resources, Inc., 8.500%, 04/15/22	84
325	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	347
	Hilcorp Energy I LP/Hilcorp Finance Co.,
220	7.625%, 04/15/21 (e)	240
1,100	8.000%, 02/15/20 (e)	1,180
337	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	360
	KazMunayGas National Co. JSC, (Kazakhstan),
345	6.375%, 04/09/21 (e)	387
655	Reg. S, 7.000%, 05/05/20	754
	Kinder Morgan, Inc.,
565	5.000%, 02/15/21 (e)	569
565	5.625%, 11/15/23 (e)	570
195	Laredo Petroleum, Inc., 7.375%, 05/01/22	216
410	Marathon Oil Corp., 6.000%, 10/01/17	469
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
732	4.500%, 07/15/23	719
3,000	5.500%, 02/15/23	3,135
324	6.250%, 06/15/22	350
415	6.750%, 11/01/20	451
	MEG Energy Corp., (Canada),
186	6.375%, 01/30/23 (e)	197
195	7.000%, 03/31/24 (e)	211

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
173	Murphy Oil USA, Inc., 6.000%, 08/15/23 (e)	180
	Newfield Exploration Co.,
625	5.750%, 01/30/22	678
750	6.875%, 02/01/20	797
890	7.125%, 05/15/18	916
281	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/21 (e)	295
504	Occidental Petroleum Corp., 2.700%, 02/15/23	491
	Peabody Energy Corp.,
1,075	6.000%, 11/15/18	1,121
775	6.250%, 11/15/21	775
325	6.500%, 09/15/20	332
	Pertamina Persero PT, (Indonesia),
400	5.250%, 05/23/21 (e)	414
400	6.000%, 05/03/42 (e)	383
	Petrobras Global Finance B.V., (Netherlands),
103	6.250%, 03/17/24	110
60	7.250%, 03/17/44	66
	Petro-Canada, (Canada),
400	6.800%, 05/15/38	533
335	7.875%, 06/15/26	454
	Petroleos de Venezuela S.A., (Venezuela),
98	Series 2015, 5.000%, 10/28/15	91
275	Reg. S, 5.250%, 04/12/17	228
534	Reg. S, 5.375%, 04/12/27	309
221	Reg. S, 6.000%, 11/15/26	133
169	Reg. S, 8.500%, 11/02/17	154
	Petroleos Mexicanos, (Mexico),
10	3.500%, 07/18/18	11
120	4.875%, 01/24/22	129
60	4.875%, 01/18/24	64
20	4.875%, 01/18/24 (e)	21
345	5.500%, 01/21/21	387
78	5.750%, 03/01/18	88
120	6.375%, 01/23/45 (e)	138
287	6.625%, 06/15/35	336
MXN 355	7.650%, 11/24/21 (e)	29
30	VAR, 2.248%, 07/18/18	31
	Pioneer Natural Resources Co.,
150	6.650%, 03/15/17	170
1,075	7.500%, 01/15/20	1,336
563	Plains Exploration & Production Co., 6.500%, 11/15/20	625
	QEP Resources, Inc.,
286	5.250%, 05/01/23	286
475	5.375%, 10/01/22	481
1,315	6.875%, 03/01/21	1,463
	Range Resources Corp.,
456	5.000%, 08/15/22	479
391	5.000%, 03/15/23	411
200	5.750%, 06/01/21	216
61	6.750%, 08/01/20	66
	Regency Energy Partners LP/Regency Energy Finance Corp.,
167	4.500%, 11/01/23	159
2,635	5.500%, 04/15/23	2,694
348	5.875%, 03/01/22	370
770	6.500%, 07/15/21	830
	Rosetta Resources, Inc.,
596	5.875%, 06/01/22	614
491	5.875%, 06/01/24	499
1,641	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	1,719
200	Sinopec Group Overseas Development 2012 Ltd., (United Kingdom), 4.875%, 05/17/42 (e)	204
	SM Energy Co.,
424	5.000%, 01/15/24 (e)	418
350	6.500%, 11/15/21	379
15	6.500%, 01/01/23	16
1,790	6.625%, 02/15/19	1,899
145	Spectra Energy Capital LLC, 7.500%, 09/15/38	184
	Statoil ASA, (Norway),
263	2.450%, 01/17/23	254
2,179	2.650%, 01/15/24	2,100
373	2.900%, 11/08/20	382
417	3.150%, 01/23/22	426
435	7.150%, 11/15/25	576
815	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	1,099
200	Swift Energy Co., 7.125%, 06/01/17	202
	Talisman Energy, Inc., (Canada),
750	5.500%, 05/15/42	808
125	5.850%, 02/01/37	138
125	6.250%, 02/01/38	144
120	7.750%, 06/01/19	149
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
500	4.250%, 11/15/23	472
1,840	5.250%, 05/01/23	1,881

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
300	6.375%, 08/01/22	322
400	6.875%, 02/01/21	429
295	7.875%, 10/15/18	313
164	Tesoro Corp., 5.125%, 04/01/24	165
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
1,881	5.875%, 10/01/20	1,966
1,400	6.125%, 10/15/21	1,477
640	Tosco Corp., 8.125%, 02/15/30	948
206	Total Capital International S.A., (France), 1.550%, 06/28/17	209
	TransCanada PipeLines Ltd., (Canada),
625	2.500%, 08/01/22	601
1,000	6.200%, 10/15/37	1,256
606	7.250%, 08/15/38	845
410	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	433
207	Western Refining, Inc., 6.250%, 04/01/21	215
830	Whiting Petroleum Corp., 5.000%, 03/15/19	875
	WPX Energy, Inc.,
475	5.250%, 01/15/17	507
2,207	6.000%, 01/15/22	2,312

		96,607

	Total Energy	115,224

	Financials — 8.9%
	Banks — 3.6%
110	Agromercantil Senior Trust, (Cayman Islands), 6.250%, 04/10/19 (e)	115
705	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	726
544	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	564
200	Banco Nacional de Costa Rica, (Costa Rica), 6.250%, 11/01/23 (e)	206
	Bank of America Corp.,
143	3.300%, 01/11/23	141
700	3.625%, 03/17/16	734
960	4.000%, 04/01/24	982
1,540	5.000%, 05/13/21	1,718
1,275	5.625%, 07/01/20	1,470
695	Series L, 5.650%, 05/01/18	791
500	6.400%, 08/28/17	573
1,825	6.500%, 08/01/16	2,032
1,710	6.875%, 04/25/18	2,024
1,500	Series F, 6.975%, 03/07/37	1,741
500	7.800%, 09/15/16	570
200	Bank of Ceylon, (Sri Lanka), 6.875%, 05/03/17 (e)	213
1,278	Bank of Montreal, (Canada), 1.400%, 09/11/17	1,280
880	Bank of Nova Scotia, (Canada), 1.375%, 12/18/17	879
679	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 3.850%, 01/22/15 (e)	693
	Barclays Bank plc, (United Kingdom),
200	2.250%, 05/10/17 (e)	207
980	6.050%, 12/04/17 (e)	1,111
	BB&T Corp.,
783	1.600%, 08/15/17	790
1,250	3.950%, 04/29/16	1,327
500	4.900%, 06/30/17	548
150	6.850%, 04/30/19	183
	Caixa Economica Federal, (Brazil),
150	2.375%, 11/06/17 (e)	147
150	3.500%, 11/07/22 (e)	135
2,500	Capital One N.A., 1.500%, 03/22/18	2,481
	CIT Group, Inc.,
716	3.875%, 02/19/19	724
1,004	5.000%, 05/15/17	1,073
125	5.250%, 03/15/18	134
1,058	5.375%, 05/15/20	1,132
1,295	5.500%, 02/15/19 (e)	1,399
1,397	6.625%, 04/01/18 (e)	1,561
	Citigroup, Inc.,
1,300	2.250%, 08/07/15	1,324
629	3.375%, 03/01/23	624
1,117	4.587%, 12/15/15	1,181
227	4.750%, 05/19/15	236
291	5.375%, 08/09/20	333
1,550	5.500%, 02/15/17	1,712
24	6.000%, 08/15/17	27
583	6.010%, 01/15/15	603
838	6.625%, 01/15/28	1,032
645	6.875%, 06/01/25	802
1,115	7.000%, 12/01/25	1,370
1,064	8.500%, 05/22/19	1,363
1,045	Comerica Bank, 5.200%, 08/22/17	1,165
185	Comerica, Inc., 3.000%, 09/16/15	191
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
NOK 16,500	3.500%, 04/18/17	2,854
1,045	4.500%, 01/11/21	1,156
500	Fifth Third Bancorp, 5.450%, 01/15/17	551

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
	HSBC Bank plc, (United Kingdom),
474	1.500%, 05/15/18 (e)	471
927	4.125%, 08/12/20 (e)	1,001
650	4.750%, 01/19/21 (e)	727
395	HSBC Bank USA N.A., 6.000%, 08/09/17	447
	HSBC Holdings plc, (United Kingdom),
1,371	4.000%, 03/30/22	1,461
415	4.875%, 01/14/22	466
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,456
	National Australia Bank Ltd., (Australia),
875	2.000%, 06/20/17 (e)	897
255	3.750%, 03/02/15 (e)	261
200	National Savings Bank, (Sri Lanka), Reg. S, 8.875%, 09/18/18	225
	Nordea Bank AB, (Sweden),
1,800	3.125%, 03/20/17 (e)	1,898
886	4.875%, 05/13/21 (e)	957
	PNC Funding Corp.,
1,057	4.375%, 08/11/20	1,161
625	5.250%, 11/15/15	665
625	5.625%, 02/01/17	694
	Regions Bank,
390	6.450%, 06/26/37	461
805	7.500%, 05/15/18	958
	Royal Bank of Canada, (Canada),
1,419	1.200%, 09/19/17	1,417
743	2.000%, 10/01/18	756
1,200	2.300%, 07/20/16	1,241
	Royal Bank of Scotland Group plc, (United Kingdom),
4,070	6.100%, 06/10/23	4,414
1,695	6.125%, 12/15/22	1,846
897	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	895
1,545	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	1,513
2,600	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	2,573
225	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	230
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,871
570	Toronto-Dominion Bank (The), (Canada), 1.500%, 03/13/17 (e)	579
2,000	U.S. Bancorp, 7.500%, 06/01/26	2,683
	Wachovia Corp.,
1,555	5.750%, 02/01/18	1,784
515	SUB, 7.574%, 08/01/26	675
	Wells Fargo & Co.,
1,607	2.150%, 01/15/19	1,625
853	5.606%, 01/15/44	968
1,665	5.625%, 12/11/17	1,895
1,025	SUB, 3.676%, 06/15/16	1,085
750	Wells Fargo Bank N.A., 6.000%, 11/15/17	863
942	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	1,062

		92,109

	Capital Markets — 1.5%
	Bank of New York Mellon Corp. (The),
1,033	2.400%, 01/17/17	1,071
440	2.500%, 01/15/16	454
530	4.600%, 01/15/20	593
	BlackRock, Inc.,
696	3.375%, 06/01/22	720
978	Series 2, 5.000%, 12/10/19	1,118
1,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	1,170
750	Charles Schwab Corp. (The), 3.225%, 09/01/22	759
	Deutsche Bank AG, (Germany),
1,110	1.350%, 05/30/17	1,111
1,475	3.250%, 01/11/16	1,534
	Goldman Sachs Group, Inc. (The),
704	2.625%, 01/31/19	714
1,276	3.300%, 05/03/15	1,307
920	3.625%, 02/07/16	961
326	3.700%, 08/01/15	337
1,224	4.000%, 03/03/24	1,246
1,191	5.250%, 07/27/21	1,339
819	5.375%, 03/15/20	928
2,100	5.950%, 01/18/18	2,393
102	Series D, 6.000%, 06/15/20	119
565	6.250%, 09/01/17	646
965	6.750%, 10/01/37	1,158
205	7.500%, 02/15/19	251
761	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	812
1,162	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	1,218
	Jefferies Group LLC,
950	6.250%, 01/15/36	992
140	6.450%, 06/08/27	158
880	8.500%, 07/15/19	1,097
	Lehman Brothers Holdings, Inc.,
235	3.600%, 12/30/16 (d)	43

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — continued
1,000	5.750%, 11/17/13 (d)	184
295	8.000%, 08/01/15 (d)	54
995	Macquarie Bank Ltd., (Australia), 5.000%, 02/22/17 (e)	1,090
639	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	732
	Morgan Stanley,
329	1.750%, 02/25/16	334
198	4.000%, 07/24/15	206
867	5.000%, 11/24/25	920
243	5.500%, 07/24/20	278
2,450	5.500%, 07/28/21	2,801
310	5.625%, 09/23/19	357
920	5.750%, 01/25/21	1,065
320	5.950%, 12/28/17	365
1,315	6.000%, 04/28/15	1,378
1,250	6.625%, 04/01/18	1,464
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
625	5.625%, 03/15/20 (e)	663
115	5.875%, 03/15/22 (e)	122
	Nomura Holdings, Inc., (Japan),
200	5.000%, 03/04/15	206
193	6.700%, 03/04/20	232
740	Northern Trust Co. (The), 5.850%, 11/09/17	847
	State Street Corp.,
459	3.100%, 05/15/23	448
935	3.700%, 11/20/23	973
	UBS AG, (Switzerland),
440	5.750%, 04/25/18	506
262	5.875%, 12/20/17	300

		39,774

	Consumer Finance — 1.0%
	Ally Financial, Inc.,
10	4.750%, 09/10/18	10
1,500	6.250%, 12/01/17	1,676
3,635	7.500%, 09/15/20	4,335
380	8.000%, 03/15/20	461
820	8.000%, 11/01/31	1,024
	American Express Credit Corp.,
405	2.375%, 03/24/17	420
861	2.800%, 09/19/16	900
	American Honda Finance Corp.,
453	1.600%, 02/16/18 (e)	454
200	2.125%, 02/28/17 (e)	206
835	7.625%, 10/01/18 (e)	1,025
533	Capital One Financial Corp., 3.500%, 06/15/23	536
	Caterpillar Financial Services Corp.,
1,242	Series G, 1.250%, 11/06/17	1,240
581	2.850%, 06/01/22	579
850	5.450%, 04/15/18	973
206	First Cash Financial Services, Inc., 6.750%, 04/01/21 (e)	218
	Ford Motor Credit Co. LLC,
505	3.984%, 06/15/16	535
639	4.207%, 04/15/16	678
	General Motors Financial Co., Inc.,
432	2.750%, 05/15/16	439
200	3.250%, 05/15/18	203
340	4.250%, 05/15/23	337
	HSBC Finance Corp.,
1,000	5.000%, 06/30/15	1,046
400	7.350%, 11/27/32	491
2,340	HSBC USA, Inc., 1.625%, 01/16/18	2,350
	John Deere Capital Corp.,
290	1.700%, 01/15/20	283
610	2.250%, 04/17/19	620
515	5.350%, 04/03/18	585
4,000	Nissan Motor Acceptance Corp., 1.000%, 03/15/16 (e)	4,012
555	PACCAR Financial Corp., 1.600%, 03/15/17	563

		26,199

	Diversified Financial Services — 1.1%
2,400	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	1,920
3,000	Capmark Financial Group, Inc., 0.000%, 05/10/10 (d) (i)	15
	Capmark Financial Group, Inc., Escrow,
12,277	0.000%, 05/10/10 (d) (i)	61
950	CME Group, Inc., 3.000%, 09/15/22	953
1,500	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	1,275
200	Comcel Trust, (Cayman Islands), 6.875%, 02/06/24 (e)	214
525	Countrywide Financial Corp., 6.250%, 05/15/16	575
1,002	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	1,046
200	Gazprom OAO Via Gaz Capital S.A., (Luxembourg), Reg. S, 4.950%, 02/06/28	183
EUR 1,200	GE Capital European Funding, (Ireland), 5.250%, 05/18/15	1,710

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Financial Services — continued
	General Electric Capital Corp.,
633	1.000%, 12/11/15	639
436	1.600%, 11/20/17	440
JPY 100,000	Series 15BR, 2.215%, 11/20/20	1,075
4,671	2.300%, 04/27/17	4,827
750	3.150%, 09/07/22	759
294	5.300%, 02/11/21	334
325	5.500%, 01/08/20	378
790	5.625%, 05/01/18	908
3,370	5.875%, 01/14/38	4,038
1,100	Series A, 6.750%, 03/15/32	1,453
145	6.875%, 01/10/39	194
565	IntercontinentalExchange Group, Inc., 2.500%, 10/15/18	581
1,000	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	1,084
170	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	230
290	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	301
125	Petronas Capital Ltd., (Malaysia), Reg. S, 5.250%, 08/12/19	142
	Shell International Finance B.V., (Netherlands),
425	1.125%, 08/21/17	426
500	4.300%, 09/22/19	557
	Siemens Financieringsmaatschappij N.V., (Netherlands),
1,830	5.750%, 10/17/16 (e)	2,038
300	6.125%, 08/17/26 (e)	374

		28,730

	Insurance — 1.1%
651	Allstate Corp. (The), 3.150%, 06/15/23	657
850	American International Group, Inc., VAR, 8.175%, 05/15/58	1,150
	Aon Corp.,
191	3.500%, 09/30/15	198
240	6.250%, 09/30/40	302
	Berkshire Hathaway Finance Corp.,
496	1.300%, 05/15/18	493
475	3.000%, 05/15/22	480
1,000	5.400%, 05/15/18	1,146
500	5.750%, 01/15/40	603
315	Chubb Corp. (The), 5.750%, 05/15/18	363
642	CNA Financial Corp., 5.875%, 08/15/20	753
771	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	827
1,206	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	1,428
	Liberty Mutual Group, Inc.,
375	6.500%, 05/01/42 (e)	472
920	7.800%, 03/15/37 (e)	1,086
331	VAR, 10.750%, 06/15/58 (e)	510
152	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	174
	MassMutual Global Funding II,
2,085	2.500%, 10/17/22 (e)	2,015
382	3.125%, 04/14/16 (e)	399
2,550	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	2,573
160	MetLife, Inc., 6.750%, 06/01/16	179
	Metropolitan Life Global Funding I,
924	1.500%, 01/10/18 (e)	920
400	3.650%, 06/14/18 (e)	428
400	3.875%, 04/11/22 (e)	426
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	1,963
1,000	9.375%, 08/15/39 (e)	1,563
250	New York Life Global Funding, 3.000%, 05/04/15 (e)	255
303	New York Life Insurance Co., 6.750%, 11/15/39 (e)	408
400	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	420
1,105	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,674
1,489	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,465
175	Principal Financial Group, Inc., 8.875%, 05/15/19	227
	Principal Life Global Funding II,
492	1.000%, 12/11/15 (e)	495
744	2.250%, 10/15/18 (e)	749
	Prudential Financial, Inc.,
205	Series D, 7.375%, 06/15/19	255
551	VAR, 5.625%, 06/15/43	580
405	Travelers Cos., Inc. (The), 5.800%, 05/15/18	468
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	965

		29,069

	Real Estate Investment Trusts (REITs) — 0.6%
723	American Tower Trust I, 1.551%, 03/15/18 (e)	720
344	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	359

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
	CommonWealth REIT,
1,865	5.875%, 09/15/20	2,044
300	6.650%, 01/15/18	329
820	DDR Corp., 7.875%, 09/01/20	1,045
583	DuPont Fabros Technology LP, 5.875%, 09/15/21	603
1,300	First Industrial LP, 6.420%, 06/01/14	1,300
	HCP, Inc.,
342	2.625%, 02/01/20	343
222	3.750%, 02/01/19	237
500	5.375%, 02/01/21	572
1,000	Potlatch Corp., 7.500%, 11/01/19	1,159
1,050	Rayonier AM Products, Inc., 5.500%, 06/01/24 (e)	1,063
	Simon Property Group LP,
340	5.625%, 08/15/14	343
492	5.650%, 02/01/20	577
915	6.100%, 05/01/16	997
675	6.125%, 05/30/18	789
415	6.750%, 02/01/40	569
1,341	WEA Finance LLC/WT Finance Aust Pty Ltd., 6.750%, 09/02/19 (e)	1,634

		14,683

	Real Estate Management & Development — 0.0% (g)
405	CBRE Services, Inc., 6.625%, 10/15/20	429
335	Kennedy-Wilson, Inc., 8.750%, 04/01/19	365
318	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	322

		1,116

	Total Financials	231,680

	Health Care — 1.9%
	Biotechnology — 0.1%
	Amgen, Inc.,
640	3.875%, 11/15/21	678
325	5.150%, 11/15/41	350
400	5.375%, 05/15/43	445
289	5.650%, 06/15/42	335
150	5.700%, 02/01/19	175
618	5.750%, 03/15/40	722
300	6.375%, 06/01/37	373
130	6.900%, 06/01/38	172
705	Celgene Corp., 3.625%, 05/15/24	710

		3,960

	Health Care Equipment & Supplies — 0.1%
	Becton Dickinson and Co.,
100	5.000%, 05/15/19	114
400	6.000%, 05/15/39	511
160	Hologic, Inc., 6.250%, 08/01/20	170
	Mallinckrodt International Finance S.A., (Luxembourg),
240	3.500%, 04/15/18	239
517	4.750%, 04/15/23	501
645	Teleflex, Inc., 5.250%, 06/15/24 (e)	654

		2,189

	Health Care Providers & Services — 1.2%
224	Aetna, Inc., 4.500%, 05/15/42	230
180	Amsurg Corp., 5.625%, 11/30/20	180
550	Catamaran Corp., (Canada), 4.750%, 03/15/21	558
275	Centene Corp., 4.750%, 05/15/22	278
	CHS/Community Health Systems, Inc.,
1,340	5.125%, 08/15/18	1,409
710	5.125%, 08/01/21 (e)	720
	DaVita HealthCare Partners, Inc.,
600	6.375%, 11/01/18	630
600	6.625%, 11/01/20	639
	Fresenius Medical Care U.S. Finance II, Inc.,
346	5.625%, 07/31/19 (e)	378
1,064	5.875%, 01/31/22 (e)	1,154
	Fresenius Medical Care U.S. Finance, Inc.,
500	5.750%, 02/15/21 (e)	543
1,250	6.500%, 09/15/18 (e)	1,414
1,000	6.875%, 07/15/17	1,135
	HCA, Inc.,
947	3.750%, 03/15/19	964
680	4.750%, 05/01/23	680
1,260	5.000%, 03/15/24	1,279
947	5.875%, 03/15/22	1,031
2,260	6.500%, 02/15/20	2,568
750	7.250%, 09/15/20	807
	inVentiv Health, Inc.,
2,969	11.000%, 08/15/18 (e)	2,798
61	11.000%, 08/15/18 (e)	58
	LifePoint Hospitals, Inc.,
916	5.500%, 12/01/21 (e)	959
600	6.625%, 10/01/20	648
460	McKesson Corp., 0.950%, 12/04/15	462
305	Medco Health Solutions, Inc., 2.750%, 09/15/15	313
1,060	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	1,126
1,084	Omnicare, Inc., 7.750%, 06/01/20	1,171

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
	Tenet Healthcare Corp.,
1,328	4.375%, 10/01/21	1,305
210	4.750%, 06/01/20	213
1,362	6.000%, 10/01/20	1,464
440	6.250%, 11/01/18	485
806	UnitedHealth Group, Inc., 3.375%, 11/15/21	831
588	Ventas Realty LP, 3.750%, 05/01/24	594
	WellPoint, Inc.,
577	3.125%, 05/15/22	579
1,505	3.300%, 01/15/23	1,501

		31,104

	Life Sciences Tools & Services — 0.0% (g)
628	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	630

	Pharmaceuticals — 0.5%
1,523	AbbVie, Inc., 1.750%, 11/06/17	1,536
	Endo Finance LLC & Endo Finco, Inc.,
250	7.000%, 07/15/19 (e)	268
245	7.250%, 01/15/22 (e)	267
	Forest Laboratories, Inc.,
740	4.375%, 02/01/19 (e)	801
500	4.875%, 02/15/21 (e)	546
920	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,200
425	Hospira, Inc., 5.200%, 08/12/20	466
	Merck & Co., Inc.,
562	2.800%, 05/18/23	550
1,000	6.550%, 09/15/37	1,337
	Novartis Capital Corp.,
705	3.400%, 05/06/24	719
335	4.400%, 04/24/20	374
	Pfizer, Inc.,
800	3.000%, 06/15/23	795
250	6.200%, 03/15/19	298
721	Roche Holdings, Inc., 6.000%, 03/01/19 (e)	852
	Valeant Pharmaceuticals International, Inc., (Canada),
450	5.625%, 12/01/21 (e)	467
135	6.375%, 10/15/20 (e)	144
440	6.750%, 08/15/18 (e)	475
200	6.750%, 08/15/21 (e)	213
449	7.500%, 07/15/21 (e)	498
555	Wyeth LLC, 5.500%, 02/15/16	602

		12,408

	Total Health Care	50,291

	Industrials — 3.3%
	Aerospace & Defense — 0.4%
	Alliant Techsystems, Inc.,
497	5.250%, 10/01/21 (e)	518
400	6.875%, 09/15/20	435
	B/E Aerospace, Inc.,
311	5.250%, 04/01/22	330
225	6.875%, 10/01/20	245
	BAE Systems Holdings, Inc.,
850	5.200%, 08/15/15 (e)	893
145	6.375%, 06/01/19 (e)	168
	Bombardier, Inc., (Canada),
659	4.250%, 01/15/16 (e)	685
625	4.750%, 04/15/19 (e)	633
421	6.125%, 01/15/23 (e)	430
589	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	568
228	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19 (e)	234
1,066	Lockheed Martin Corp., 4.070%, 12/15/42	1,039
414	Spirit AeroSystems, Inc., 5.250%, 03/15/22 (e)	421
	Triumph Group, Inc.,
700	4.875%, 04/01/21	696
325	8.625%, 07/15/18	342
	United Technologies Corp.,
2,471	4.500%, 06/01/42	2,574
735	6.125%, 02/01/19	875

		11,086

	Air Freight & Logistics — 0.0% (g)
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	345
534	United Parcel Service, Inc., 2.450%, 10/01/22	518

		863

	Airlines — 0.3%
973	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	976
1,499	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	1,627
495	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	565
283	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	327
845	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	957
56	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	65

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
		Airlines — continued
49		Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	49
285		Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	327
269		Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	291
336		Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	372
1,046		Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	1,198
498		UAL 2007-1 Pass-Through Trust, Series B, 7.336%, 07/02/19	545
–	(h)	UAL 2009-1 Pass-Through Trust, 10.400%, 11/01/16	—	(h)

			7,299

		Building Products — 0.3%
		Building Materials Corp. of America,
2,335		6.750%, 05/01/21 (e)	2,522
673		6.875%, 08/15/18 (e)	700
25		7.500%, 03/15/20 (e)	27
375		Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	399
1,100		Griffon Corp., 5.250%, 03/01/22 (e)	1,086
		Masco Corp.,
2,782		5.950%, 03/15/22	3,057
95		7.125%, 03/15/20	111
138		USG Corp., 5.875%, 11/01/21 (e)	146

			8,048

		Commercial Services & Supplies — 0.5%
		ADT Corp. (The),
361		3.500%, 07/15/22	331
525		4.125%, 04/15/19	525
939		4.125%, 06/15/23	878
2,220		6.250%, 10/15/21	2,337
550		Clean Harbors, Inc., 5.125%, 06/01/21	559
		Covanta Holding Corp.,
330		5.875%, 03/01/24	338
1,730		6.375%, 10/01/22	1,862
		Deluxe Corp.,
764		6.000%, 11/15/20	802
1,000		7.000%, 03/15/19	1,070
670		Harland Clarke Holdings Corp., 9.750%, 08/01/18 (e)	739
1,400		ILFC E-Capital Trust I, VAR, 5.210%, 12/21/65 (e)	1,344
600		ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	592
415		Iron Mountain, Inc., 5.750%, 08/15/24	415
		Quebecor World Capital Corp., (Canada),
1,145		6.125%, 07/13/14 (d) (i)	11
1,160		6.500%, 08/01/27 (d) (i)	12
265		9.750%, 01/15/15 (d) (i)	3
		R.R. Donnelley & Sons Co.,
410		6.000%, 04/01/24	414
145		6.500%, 11/15/23	152
875		7.625%, 06/15/20	1,000
75		7.875%, 03/15/21	86
348		Republic Services, Inc., 3.550%, 06/01/22	358

			13,828

		Construction & Engineering — 0.3%
		ABB Finance USA, Inc.,
75		1.625%, 05/08/17	76
303		2.875%, 05/08/22	301
326		4.375%, 05/08/42	337
1,930		Dycom Investments, Inc., 7.125%, 01/15/21	2,075
360		Fluor Corp., 3.375%, 09/15/21	372
655		MasTec, Inc., 4.875%, 03/15/23	631
195		Odebrecht Offshore Drilling Finance Ltd., (Cayman Islands), 6.750%, 10/01/22 (e)	208
2,825		Tutor Perini Corp., 7.625%, 11/01/18	2,987

			6,987

		Electrical Equipment — 0.1%
550		Eaton Corp., 5.600%, 05/15/18	630
		Power Sector Assets & Liabilities Management Corp., (Philippines),
130		7.250%, 05/27/19 (e)	157
100		7.390%, 12/02/24 (e)	130
500		Sensata Technologies B.V., (Netherlands), 4.875%, 10/15/23 (e)	496

			1,413

		Industrial Conglomerates — 0.1%
459		Danaher Corp., 3.900%, 06/23/21	495
		General Electric Co.,
425		0.850%, 10/09/15	427
501		2.700%, 10/09/22	494
		Hutchison Whampoa International 12 II Ltd., (Cayman Islands),
437		2.000%, 11/08/17 (e)	441
257		3.250%, 11/08/22 (e)	253
300		J.M. Huber Corp., 9.875%, 11/01/19 (e)	343
215		Koninklijke Philips N.V., (Netherlands), 7.200%, 06/01/26	269

			2,722

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Machinery — 0.4%
415	Actuant Corp., 5.625%, 06/15/22	436
2,725	AGCO Corp., 5.875%, 12/01/21	3,021
455	Amsted Industries, Inc., 5.000%, 03/15/22 (e)	456
800	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	848
1,835	Briggs & Stratton Corp., 6.875%, 12/15/20	2,037
	Caterpillar, Inc.,
198	2.600%, 06/26/22	193
680	3.803%, 08/15/42	630
655	CNH Industrial Capital LLC, 3.625%, 04/15/18	671
2,104	Illinois Tool Works, Inc., 3.900%, 09/01/42	1,999
165	Ingersoll-Rand Co., 7.200%, 06/01/25	191
440	Parker Hannifin Corp., 6.250%, 05/15/38	563

		11,045

	Marine — 0.1%
285	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	293
1,359	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	1,468

		1,761

	Professional Services — 0.0% (g)
	FTI Consulting, Inc.,
664	6.000%, 11/15/22	681
290	6.750%, 10/01/20	309

		990

	Road & Rail — 0.5%
228	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	248
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
245	5.125%, 06/01/22 (e)	245
598	5.500%, 04/01/23	610
408	Burlington Northern and Santa Fe Railway Co. 2000-2 Pass-Through Trust, Series 00-2, 7.908%, 01/15/20	479
	Burlington Northern Santa Fe LLC,
162	3.000%, 03/15/23	160
510	4.375%, 09/01/42	506
220	5.650%, 05/01/17	249
1,150	6.700%, 08/01/28	1,428
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,227
	Canadian Pacific Railway Co., (Canada),
165	7.250%, 05/15/19	204
280	9.450%, 08/01/21	381
1,075	CSX Corp., 7.375%, 02/01/19	1,322
	ERAC USA Finance LLC,
200	3.300%, 10/15/22 (e)	198
250	6.375%, 10/15/17 (e)	288
800	6.700%, 06/01/34 (e)	1,005
	Hertz Corp. (The),
370	6.250%, 10/15/22	396
500	6.750%, 04/15/19	534
200	Kazakhstan Temir Zholy Finance B.V., (Netherlands), Reg. S, 6.950%, 07/10/42	226
	Norfolk Southern Corp.,
462	2.903%, 02/15/23	451
1,415	3.250%, 12/01/21	1,450
595	6.000%, 05/23/11	717
576	Ryder System, Inc., 3.600%, 03/01/16	605
	Union Pacific Corp.,
341	4.163%, 07/15/22	372
283	4.300%, 06/15/42	288
161	Union Pacific Railroad Co. 2003 Pass-Through Trust, Series 03-1, 4.698%, 01/02/24	177

		13,766

	Trading Companies & Distributors — 0.3%
213	Aircastle Ltd., (Bermuda), 6.250%, 12/01/19	231
200	Fly Leasing Ltd., (Bermuda), 6.750%, 12/15/20	211
	International Lease Finance Corp.,
850	4.625%, 04/15/21	865
1,675	6.250%, 05/15/19	1,861
1,500	8.250%, 12/15/20	1,817
675	8.625%, 01/15/22	835
	United Rentals North America, Inc.,
300	5.750%, 07/15/18	320
750	5.750%, 11/15/24	776

		6,916

	Total Industrials	86,724

	Information Technology — 1.7%
	Communications Equipment — 0.1%
2,408	Avaya, Inc., 10.500%, 03/01/21 (e)	2,179
216	Brocade Communications Systems, Inc., 4.625%, 01/15/23	206
	Cisco Systems, Inc.,
149	2.900%, 03/04/21	152
500	5.500%, 01/15/40	587
375	5.900%, 02/15/39	456

		3,580

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electronic Equipment, Instruments & Components — 0.1%
415	Anixter, Inc., 5.625%, 05/01/19	442
	Arrow Electronics, Inc.,
250	6.000%, 04/01/20	282
100	7.500%, 01/15/27	122
500	Brightstar Corp., 7.250%, 08/01/18 (e)	549
804	Flextronics International Ltd., (Singapore), 5.000%, 02/15/23	818
287	Sanmina Corp., 4.375%, 06/01/19 (e)	288

		2,501

	Internet Software & Services — 0.1%
991	eBay, Inc., 2.600%, 07/15/22	952
	Equinix, Inc.,
1,000	4.875%, 04/01/20	1,028
1,235	7.000%, 07/15/21	1,374
90	IAC/InterActiveCorp., 4.875%, 11/30/18	94

		3,448

	IT Services — 0.5%
852	Cardtronics, Inc., 8.250%, 09/01/18	900
	First Data Corp.,
900	6.750%, 11/01/20 (e)	966
4,168	11.250%, 01/15/21	4,793
180	12.625%, 01/15/21	217
	International Business Machines Corp.,
214	1.250%, 02/06/17	216
1,599	1.625%, 05/15/20	1,534
720	4.000%, 06/20/42	696
770	5.875%, 11/29/32	969
650	7.000%, 10/30/25	865
750	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	807

		11,963

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
565	2.700%, 12/15/22	551
1,239	3.300%, 10/01/21	1,286
259	Micron Technology, Inc., 5.875%, 02/15/22 (e)	276
475	National Semiconductor Corp., 6.600%, 06/15/17	550
462	Texas Instruments, Inc., 1.650%, 08/03/19	456

		3,119

	Software — 0.4%
	Activision Blizzard, Inc.,
1,135	5.625%, 09/15/21 (e)	1,223
880	6.125%, 09/15/23 (e)	970
	Audatex North America, Inc.,
1,130	6.000%, 06/15/21 (e)	1,204
422	6.125%, 11/01/23 (e)	452
655	Intuit, Inc., 5.750%, 03/15/17	735
	Microsoft Corp.,
519	2.125%, 11/15/22	495
545	3.625%, 12/15/23	574
595	4.500%, 10/01/40	626
	Oracle Corp.,
1,821	2.500%, 10/15/22	1,762
241	5.375%, 07/15/40	282
1,030	6.500%, 04/15/38	1,353

		9,676

	Technology Hardware, Storage & Peripherals — 0.4%
	Apple, Inc.,
1,087	1.000%, 05/03/18	1,069
1,648	2.400%, 05/03/23	1,567
1,270	2.850%, 05/06/21	1,288
981	Dell, Inc., 3.100%, 04/01/16	998
1,000	EMC Corp., 1.875%, 06/01/18	1,011
	Hewlett-Packard Co.,
524	4.300%, 06/01/21	561
290	4.375%, 09/15/21	312
250	5.500%, 03/01/18	284
141	6.000%, 09/15/41	159
	NCR Corp.,
82	5.000%, 07/15/22	82
419	5.875%, 12/15/21 (e)	442
1,122	6.375%, 12/15/23 (e)	1,209

		8,982

	Total Information Technology	43,269

	Materials — 2.3%
	Chemicals — 0.6%
	Ashland, Inc.,
453	3.000%, 03/15/16	462
558	3.875%, 04/15/18	573
350	4.750%, 08/15/22	349
370	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	498
	Celanese US Holdings LLC,
1,220	4.625%, 11/15/22	1,228
310	6.625%, 10/15/18	325
325	Chemtura Corp., 5.750%, 07/15/21	335
242	Dow Chemical Co. (The), 4.250%, 11/15/20	262

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Chemicals — continued
	E.I. du Pont de Nemours & Co.,
721	1.950%, 01/15/16	739
168	2.800%, 02/15/23	164
1,175	4.900%, 01/15/41	1,287
625	6.500%, 01/15/28	806
363	Ecolab, Inc., 1.450%, 12/08/17	363
	LyondellBasell Industries N.V., (Netherlands),
580	5.000%, 04/15/19	654
250	6.000%, 11/15/21	299
	Mosaic Co. (The),
429	3.750%, 11/15/21	446
354	4.250%, 11/15/23	374
429	4.875%, 11/15/41	430
364	5.450%, 11/15/33	406
210	NOVA Chemicals Corp., (Canada), 5.250%, 08/01/23 (e)	226
240	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	250
	PolyOne Corp.,
500	5.250%, 03/15/23	506
606	7.375%, 09/15/20	661
200	PPG Industries, Inc., 9.000%, 05/01/21	263
375	Praxair, Inc., 5.200%, 03/15/17	418
	Rain CII Carbon LLC/CII Carbon Corp.,
950	8.000%, 12/01/18 (e)	995
300	8.250%, 01/15/21 (e)	311
500	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	540
250	Tronox Finance LLC, 6.375%, 08/15/20	259
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,613

		16,042

	Construction Materials — 0.3%
1,500	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	1,730
1,687	Cemex Finance LLC, 8.910%, 09/15/17 (i)	1,691
500	Cemex S.A.B. de C.V., (Mexico), 9.000%, 01/11/18 (e)	539
1,000	Hanson Ltd., (United Kingdom), 6.125%, 08/15/16	1,091
400	Lafarge S.A., (France), 7.125%, 07/15/36	460
	Vulcan Materials Co.,
1,050	7.000%, 06/15/18	1,213
1,960	7.500%, 06/15/21	2,317

		9,041

	Containers & Packaging — 0.3%
	Ball Corp.,
400	4.000%, 11/15/23	378
950	5.000%, 03/15/22	981
865	5.750%, 05/15/21	920
1,500	6.750%, 09/15/20	1,601
566	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	94
725	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	780
641	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	623
576	Graphic Packaging International, Inc., 4.750%, 04/15/21	578
675	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	749
275	Sealed Air Corp., 6.500%, 12/01/20 (e)	307

		7,011

	Metals & Mining — 1.0%
650	AK Steel Corp., 8.750%, 12/01/18	726
	Alcoa, Inc.,
524	5.400%, 04/15/21	561
671	5.720%, 02/23/19	740
813	5.900%, 02/01/27	847
544	6.150%, 08/15/20	605
372	6.750%, 01/15/28	408
450	APERAM, (Luxembourg), 7.750%, 04/01/18 (e)	479
	ArcelorMittal, (Luxembourg),
2,200	5.028%, 02/25/17	2,327
2,345	6.750%, 02/25/22	2,621
2,525	10.350%, 06/01/19	3,200
	BHP Billiton Finance USA Ltd., (Australia),
575	5.400%, 03/29/17	645
120	6.500%, 04/01/19	145
372	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	399
	Commercial Metals Co.,
70	4.875%, 05/15/23	67
785	6.500%, 07/15/17	872
597	First Quantum Minerals Ltd., (Canada), 7.250%, 05/15/22 (e)	613
	FMG Resources August 2006 Pty Ltd., (Australia),
141	6.000%, 04/01/17 (e)	146
575	6.875%, 02/01/18 (e)	602
1,010	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	1,033
200	Fresnillo plc, (United Kingdom), 5.500%, 11/13/23 (e)	212

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Metals & Mining — continued
100	Glencore Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	116
270	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	277
918	Kaiser Aluminum Corp., 8.250%, 06/01/20	1,037
350	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	375
1,510	Nucor Corp., 6.400%, 12/01/37	1,848
660	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	711
	Rio Tinto Finance USA Ltd., (Australia),
538	3.500%, 11/02/20	563
1,121	3.750%, 09/20/21	1,181
500	9.000%, 05/01/19	658
	Steel Dynamics, Inc.,
605	6.125%, 08/15/19	658
605	6.375%, 08/15/22	659

		25,331

	Paper & Forest Products — 0.1%
	Clearwater Paper Corp.,
760	4.500%, 02/01/23	737
12	7.125%, 11/01/18	13
357	Norbord, Inc., (Canada), 5.375%, 12/01/20 (e)	362
667	PH Glatfelter Co., 5.375%, 10/15/20	689

		1,801

	Total Materials	59,226

	Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 2.1%
	AT&T, Inc.,
607	0.900%, 02/12/16	609
465	3.875%, 08/15/21	495
1,543	4.300%, 12/15/42	1,474
466	4.350%, 06/15/45	444
1,030	5.350%, 09/01/40	1,126
610	5.500%, 02/01/18	693
220	5.600%, 05/15/18	252
1,500	6.300%, 01/15/38	1,820
197	BellSouth Telecommunications LLC, 6.300%, 12/15/15	203
	CCO Holdings LLC/CCO Holdings Capital Corp.,
690	5.125%, 02/15/23	695
1,077	5.250%, 03/15/21	1,107
2,775	6.500%, 04/30/21	2,962
435	8.125%, 04/30/20	474
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	119
1,000	8.654%, 06/15/30	1,471
5,793	Embarq Corp., 7.995%, 06/01/36	6,330
	Frontier Communications Corp.,
685	7.125%, 03/15/19	767
205	8.125%, 10/01/18	239
215	8.500%, 04/15/20	251
272	8.750%, 04/15/22	311
915	9.000%, 08/15/31	972
1,472	9.250%, 07/01/21	1,741
590	GTE Corp., 6.940%, 04/15/28	740
2,205	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	2,286
	Intelsat Jackson Holdings S.A., (Luxembourg),
300	7.250%, 04/01/19	321
225	8.500%, 11/01/19	240
2,050	Level 3 Communications, Inc., 11.875%, 02/01/19	2,291
763	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	768
990	Qwest Capital Funding, Inc., 7.750%, 02/15/31	1,025
330	Qwest Corp., 7.250%, 09/15/25	382
400	Sprint Capital Corp., 8.750%, 03/15/32	463
190	Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38	215
	Telefonica Emisiones S.A.U., (Spain),
138	5.462%, 02/16/21	157
80	5.877%, 07/15/19	92
	tw telecom holdings, Inc.,
53	5.375%, 10/01/22	54
85	6.375%, 09/01/23	91
540	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	574
334	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	368
826	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	900
	Verizon Communications, Inc.,
705	3.450%, 03/15/21	731
2,102	4.150%, 03/15/24	2,202
1,868	4.500%, 09/15/20	2,065
672	6.400%, 09/15/33	826
585	6.900%, 04/15/38	755
75	7.350%, 04/01/39	101

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
920	7.750%, 12/01/30	1,262
290	7.750%, 06/15/32	397
1,070	Verizon New England, Inc., 7.875%, 11/15/29	1,373
2,000	Verizon Pennsylvania LLC, 8.350%, 12/15/30	2,613
	Virgin Media Finance plc, (United Kingdom),
1,575	6.375%, 04/15/23 (e)	1,662
401	8.375%, 10/15/19	426
	Wind Acquisition Finance S.A., (Luxembourg),
1,708	7.250%, 02/15/18 (e)	1,802
	Windstream Corp.,
794	7.500%, 06/01/22	853
1,185	7.750%, 10/15/20	1,286
125	8.125%, 09/01/18	132

		54,008

	Wireless Telecommunication Services — 1.0%
	America Movil S.A.B. de C.V., (Mexico),
732	2.375%, 09/08/16	754
1,266	3.125%, 07/16/22	1,244
300	6.125%, 03/30/40	352
	Crown Castle Towers LLC,
1,260	3.214%, 08/15/15 (e)	1,283
1,000	6.113%, 01/15/20 (e)	1,160
500	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	543
	Inmarsat Finance plc, (United Kingdom),
280	4.875%, 05/15/22 (e)	283
775	7.375%, 12/01/17 (e)	806
305	MetroPCS Wireless, Inc., 6.625%, 11/15/20	325
4,995	NII Capital Corp., 7.625%, 04/01/21	1,424
162	NII International Telecom S.C.A., (Luxembourg), 11.375%, 08/15/19 (e)	137
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	287
2,379	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	2,409
	Sprint Communications, Inc.,
1,050	7.000%, 03/01/20 (e)	1,210
1,000	7.000%, 08/15/20	1,102
1,669	9.000%, 11/15/18 (e)	2,028
	Sprint Corp.,
331	7.125%, 06/15/24 (e)	357
239	7.250%, 09/15/21 (e)	265
241	7.875%, 09/15/23 (e)	272
	T-Mobile USA, Inc.,
277	5.250%, 09/01/18	291
222	6.125%, 01/15/22	235
5,676	6.250%, 04/01/21	6,031
188	6.464%, 04/28/19	199
146	6.500%, 01/15/24	155
294	6.625%, 04/01/23	317
265	6.633%, 04/28/21	286
323	6.731%, 04/28/22	349
159	6.836%, 04/28/23	172
1,160	Vodafone Group plc, (United Kingdom), 1.625%, 03/20/17	1,175

		25,451

	Total Telecommunication Services	79,459

	Utilities — 2.7%
	Electric Utilities — 1.3%
891	Alabama Power Co., 6.125%, 05/15/38	1,146
1,016	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,004
	DTE Electric Co.,
340	3.900%, 06/01/21	369
381	3.950%, 06/15/42	371
	Duke Energy Carolinas LLC,
780	4.300%, 06/15/20	860
200	5.250%, 01/15/18	226
1,100	6.050%, 04/15/38	1,416
115	Duke Energy Florida, Inc., 5.650%, 06/15/18	132
280	Duke Energy Indiana, Inc., 3.750%, 07/15/20	300
	Duke Energy Progress, Inc.,
607	2.800%, 05/15/22	607
305	4.100%, 05/15/42	303
90	5.300%, 01/15/19	104
500	6.300%, 04/01/38	664
526	Electricite de France, (France), 2.150%, 01/22/19 (e)	531
1,200	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,351
300	Eskom Holdings SOC Ltd., (South Africa), 6.750%, 08/06/23 (e)	331
	Georgia Power Co.,
562	Series Z, 5.250%, 12/15/15	601
140	5.950%, 02/01/39	174
400	Hrvatska Elektroprivreda, (Croatia), 6.000%, 11/09/17 (e)	422
	Hydro-Quebec, (Canada),
842	8.400%, 01/15/22	1,121
1,028	9.400%, 02/01/21	1,413

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
		Electric Utilities — continued
200		Instituto Costarricense de Electricidad, (Costa Rica), Reg. S, 6.950%, 11/10/21	214
470		John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	506
988		Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,204
860		MidAmerican Energy Co., 5.300%, 03/15/18	980
		Nevada Power Co.,
446		5.375%, 09/15/40	527
600		7.125%, 03/15/19	738
		NextEra Energy Capital Holdings, Inc.,
268		1.200%, 06/01/15	270
265		7.875%, 12/15/15	294
300		Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	338
		Northern States Power Co.,
173		5.350%, 11/01/39	206
765		6.250%, 06/01/36	999
–	(h)	Ormat Funding Corp., 8.250%, 12/30/20	—	(h)
		Pacific Gas & Electric Co.,
214		3.750%, 08/15/42	196
267		4.500%, 12/15/41	274
1,010		5.625%, 11/30/17	1,147
		PacifiCorp,
700		3.850%, 06/15/21	754
880		5.750%, 04/01/37	1,098
250		Series F, 7.240%, 08/16/23	310
		PECO Energy Co.,
880		2.375%, 09/15/22	849
1,880		5.350%, 03/01/18	2,125
360		Potomac Electric Power Co., 6.500%, 11/15/37	487
929		PPL Electric Utilities Corp., 2.500%, 09/01/22	908
		Public Service Co. of Colorado,
312		2.250%, 09/15/22	299
198		3.200%, 11/15/20	206
35		6.500%, 08/01/38	47
202		Public Service Co. of New Hampshire, 3.500%, 11/01/23	209
		Public Service Co. of Oklahoma,
88		5.150%, 12/01/19	100
1,100		Series G, 6.625%, 11/15/37	1,436
		Public Service Electric & Gas Co.,
155		5.300%, 05/01/18	177
416		5.375%, 11/01/39	498
104		South Carolina Electric & Gas Co., 4.500%, 06/01/64	106
		Southern California Edison Co.,
450		Series 06-E, 5.550%, 01/15/37	543
285		Series 08-A, 5.950%, 02/01/38	362
292		Southern Co. (The), 1.950%, 09/01/16	300
120		Union Electric Co., 8.450%, 03/15/39	197
		Virginia Electric and Power Co.,
900		2.750%, 03/15/23	885
490		3.450%, 02/15/24	502
235		6.350%, 11/30/37	311
670		8.875%, 11/15/38	1,116
73		Wisconsin Electric Power Co., 2.950%, 09/15/21	75
36		Xcel Energy, Inc., 4.800%, 09/15/41	39

			35,278

		Gas Utilities — 0.3%
		AmeriGas Partners LP/AmeriGas Finance Corp.,
1,315		6.250%, 08/20/19	1,406
649		6.500%, 05/20/21	699
369		Boston Gas Co., 4.487%, 02/15/42 (e)	380
570		CenterPoint Energy Resources Corp., 6.625%, 11/01/37	752
		Sabine Pass Liquefaction LLC,
2,213		5.625%, 04/15/23	2,274
905		5.625%, 02/01/21	948
490		5.750%, 05/15/24 (e)	503
371		6.250%, 03/15/22 (e)	398
425		Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, 06/01/24	430

			7,790

		Independent Power & Renewable Electricity Producers — 0.8%
		AES Corp.,
240		4.875%, 05/15/23	235
275		5.500%, 03/15/24	282
4,000		7.375%, 07/01/21	4,600
900		VAR, 3.227%, 06/01/19	908
		Calpine Corp.,
251		5.875%, 01/15/24 (e)	263
267		6.000%, 01/15/22 (e)	286
1,072		7.500%, 02/15/21 (e)	1,166
3,102		7.875%, 01/15/23 (e)	3,482
		Dynegy Holdings LLC,
105		7.625%, 10/15/26 (d) (i)	—	(h)
4,770		7.750%, 06/01/19 (d) (i)	—

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — continued
	NRG Energy, Inc.,
200	6.250%, 07/15/22 (e)	212
425	6.250%, 05/01/24 (e)	440
4,143	6.625%, 03/15/23	4,423
2,000	7.625%, 01/15/18	2,282
1,121	PSEG Power LLC, 5.125%, 04/15/20	1,263

		19,842

	Multi-Utilities — 0.3%
300	Consolidated Edison Co. of New York, Inc., Series 09-C, 5.500%, 12/01/39	359
925	Consumers Energy Co., 6.700%, 09/15/19	1,134
	Dominion Resources, Inc.,
46	Series C, 4.900%, 08/01/41	49
785	Series F, 5.250%, 08/01/33	887
400	7.000%, 06/15/38	541
1,470	NiSource Finance Corp., 6.400%, 03/15/18	1,699
	San Diego Gas & Electric Co.,
249	4.500%, 08/15/40	267
685	6.000%, 06/01/26	859
500	6.000%, 06/01/39	650
	Sempra Energy,
255	6.150%, 06/15/18	298
75	6.500%, 06/01/16	83
589	9.800%, 02/15/19	790

		7,616

	Total Utilities	70,526

	Total Corporate Bonds (Cost $824,064)	875,549

Foreign Government Securities — 1.9%
180	Arab Republic of Egypt, (Egypt), Reg. S, 5.750%, 04/29/20	189
200	Banco Nacional de Desenvolvimento Economico e Social, (Brazil), 6.369%, 06/16/18 (e)	222
	Brazil Notas do Tesouro Nacional, (Brazil),
BRL 410	Series F, 10.000%, 01/01/15	190
BRL 1,300	Series F, 10.000%, 01/01/17	582
BRL 540	Series F, 10.000%, 01/01/23	226
200	Export Credit Bank of Turkey, (Turkey), Reg. S, 5.375%, 11/04/16	211
	Federal Republic of Brazil, (Brazil),
107	7.125%, 01/20/37	135
36	8.250%, 01/20/34	50
249	12.250%, 03/06/30	456
35	Series A, 8.000%, 01/15/18	39
	Federal Republic of Nigeria, (Nigeria),
200	Reg. S, 6.375%, 07/12/23	216
NGN 6,320	Reg. S, 16.000%, 06/29/19	44
270	Gabonese Republic, (Gabon), Reg. S, 6.375%, 12/12/24	296
200	Government of Bermuda, (Bermuda), 4.138%, 01/03/23 (e)	200
	Government of Dominican Republic, (Dominican Republic),
140	Reg. S, 5.875%, 04/18/24	145
140	7.450%, 04/30/44 (e)	151
100	Reg. S, 7.500%, 05/06/21	115
301	Reg. S, 9.040%, 01/23/18	329
	Government of Jamaica, (Jamaica),
380	8.000%, 06/24/19	403
100	8.000%, 03/15/39	94
100	9.250%, 10/17/25	113
99	10.625%, 06/20/17	112
230	Government of Mongolia, (Mongolia), 5.125%, 12/05/22 (e)	207
2,000	Israel Government AID Bond, (Israel), 5.500%, 09/18/33	2,514
	Kingdom of Morocco, (Morocco),
200	Reg. S, 4.250%, 12/11/22	200
200	Reg. S, 5.500%, 12/11/42	199
300	Plurinational State of Bolivia, (Bolivia), Reg. S, 5.950%, 08/22/23	321
655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	880
3,683	Province of Ontario, (Canada), 1.650%, 09/27/19	3,633
300	Province of Quebec, (Canada), Series A, 6.350%, 01/30/26	379
140	Provincia de Buenos Aires, (Argentina), Reg. S, 10.875%, 01/26/21	130
200	Provincia de Cordoba, (Argentina), Reg. S, 12.375%, 08/17/17	191
AUD 1,400	Queensland Treasury Corp., (Australia), Series 18, 6.000%, 02/21/18	1,431
250	Republic of Angola Via Northern Lights III B.V., (Netherlands), Reg. S, 7.000%, 08/16/19	276
	Republic of Argentina, (Argentina),
70	7.000%, 10/03/15	68
140	8.280%, 12/31/33	110
129	Series 1, 8.750%, 06/02/17	119
634	Series NY, SUB, 2.500%, 12/31/38	268

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
566	Series NY, 8.280%, 12/31/33	441
200	Republic of Armenia, (Armenia), Reg. S, 6.000%, 09/30/20	210
	Republic of Belarus, (Belarus),
117	Reg. S, 8.750%, 08/03/15	120
100	Reg. S, 8.950%, 01/26/18	106
	Republic of Belize, (Belize),
38	SUB, 5.000%, 02/20/38 (e)	26
126	Reg. S, SUB, 5.000%, 02/20/38	88
260	Republic of Chile, (Chile), 3.625%, 10/30/42	230
	Republic of Colombia, (Colombia),
200	2.625%, 03/15/23	188
100	7.375%, 01/27/17	115
100	7.375%, 03/18/19	123
240	7.375%, 09/18/37	326
240	8.125%, 05/21/24	323
370	10.375%, 01/28/33	583
200	Republic of Costa Rica, (Costa Rica), 7.000%, 04/04/44 (e)	207
	Republic of Croatia, (Croatia),
200	Reg. S, 6.250%, 04/27/17	216
200	6.375%, 03/24/21 (e)	220
100	Reg. S, 6.750%, 11/05/19	112
500	Republic of Ecuador, (Ecuador), Reg. S, 9.375%, 12/15/15	535
	Republic of El Salvador, (El Salvador),
253	Reg. S, 5.875%, 01/30/25	251
130	Reg. S, 7.375%, 12/01/19	145
53	Reg. S, 7.650%, 06/15/35	56
90	Reg. S, 7.750%, 01/24/23	102
59	Reg. S, 8.250%, 04/10/32	67
200	Republic of Guatemala, (Guatemala), 5.750%, 06/06/22 (e)	220
200	Republic of Honduras, (Honduras), Reg. S, 8.750%, 12/16/20	220
	Republic of Hungary, (Hungary),
252	5.375%, 02/21/23	269
798	5.375%, 03/25/24	848
HUF 16,400	5.500%, 06/24/25	79
236	5.750%, 11/22/23	258
138	6.250%, 01/29/20	155
40	6.250%, 01/29/20	45
156	6.375%, 03/29/21	177
110	7.625%, 03/29/41	138
	Republic of Iceland, (Iceland),
100	Reg. S, 4.875%, 06/16/16	105
100	5.875%, 05/11/22 (e)	110
100	Reg. S, 5.875%, 05/11/22	109
	Republic of Indonesia, (Indonesia),
100	Reg. S, 5.875%, 03/13/20	112
490	5.875%, 01/15/24 (e)	550
400	Reg. S, 6.750%, 01/15/44 (e)	473
160	Reg. S, 8.500%, 10/12/35	217
100	Reg. S, 11.625%, 03/04/19	137
550	Republic of Ivory Coast, (Ivory Coast), Reg. S, SUB, 5.750%, 12/31/32	537
	Republic of Lebanon, (Lebanon),
200	6.375%, 03/09/20	209
1,198	Reg. S, 8.250%, 04/12/21	1,381
70	9.000%, 03/20/17	79
	Republic of Lithuania, (Lithuania),
130	Reg. S, 5.125%, 09/14/17	143
200	Reg. S, 6.625%, 02/01/22	242
209	Reg. S, 7.375%, 02/11/20	255
	Republic of Pakistan, (Pakistan),
306	Reg. S, 6.875%, 06/01/17	318
400	8.250%, 04/15/24 (e)	421
	Republic of Panama, (Panama),
335	6.700%, 01/26/36	417
210	8.875%, 09/30/27	302
220	9.375%, 04/01/29	328
200	Republic of Paraguay, (Paraguay), 4.625%, 01/25/23 (e)	204
	Republic of Peru, (Peru),
169	5.625%, 11/18/50	191
147	6.550%, 03/14/37	186
100	7.125%, 03/30/19	122
156	7.350%, 07/21/25	207
60	8.375%, 05/03/16	68
398	8.750%, 11/21/33	611
	Republic of Philippines, (Philippines),
100	6.375%, 10/23/34	129
130	6.500%, 01/20/20	156
390	7.750%, 01/14/31	550
100	9.500%, 02/02/30	160
210	10.625%, 03/16/25	334
	Republic of Poland, (Poland),
120	3.000%, 03/17/23	117
308	4.000%, 01/22/24	322
529	5.000%, 03/23/22	593

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Republic of Romania, (Romania),
110	4.375%, 08/22/23 (e)	113
116	Reg. S, 4.875%, 01/22/24	123
268	Reg. S, 6.125%, 01/22/44 (e)	304
306	6.750%, 02/07/22 (e)	367
	Republic of Serbia, (Serbia),
300	5.250%, 11/21/17 (e)	315
58	Reg. S, SUB, 6.750%, 11/01/24	58
400	Reg. S, 7.250%, 09/28/21	464
	Republic of South Africa, (South Africa),
525	4.665%, 01/17/24	543
330	5.500%, 03/09/20	363
100	5.500%, 03/09/20	111
ZAR 13,700	7.250%, 01/15/20	1,263
	Republic of Sri Lanka, (Sri Lanka),
600	Reg. S, 6.250%, 10/04/20 (e)	638
	Republic of Turkey, (Turkey),
250	5.750%, 03/22/24	273
485	6.000%, 01/14/41	521
382	6.750%, 04/03/18	433
115	6.875%, 03/17/36	137
170	7.000%, 03/11/19	197
95	7.375%, 02/05/25	115
100	7.500%, 07/14/17	114
	Republic of Ukraine, (Ukraine),
100	Reg. S, 6.580%, 11/21/16	94
100	Reg. S, 6.750%, 11/14/17	93
400	Reg. S, 7.800%, 11/28/22	366
200	Reg. S, 7.950%, 02/23/21	188
200	Reg. S, 9.250%, 07/24/17	197
	Republic of Uruguay, (Uruguay),
379	7.625%, 03/21/36	513
99	7.875%, 01/15/33	136
	Republic of Venezuela, (Venezuela),
228	Reg. S, 6.000%, 12/09/20	165
212	7.650%, 04/21/25	154
65	Reg. S, 7.750%, 10/13/19	54
144	Reg. S, 8.250%, 10/13/24	109
243	Reg. S, 9.000%, 05/07/23	197
300	Republic of Vietnam, (Vietnam), Reg. S, 6.750%, 01/29/20	338
200	Republic of Zambia, (Zambia), 8.500%, 04/14/24 (e)	215
	Russian Federation, (Russia),
200	Reg. S, 3.250%, 04/04/17	204
600	Reg. S, 4.875%, 09/16/23	615
200	Reg. S, 5.875%, 09/16/43	211
RUB 4,360	7.000%, 08/16/23	114
433	Reg. S, SUB, 7.500%, 03/31/30	502
RUB 10,007	7.600%, 07/20/22	275
160	Reg. S, 12.750%, 06/24/28	275
AUD 1,500	South Australian Government Financing Authority, (Australia), Series 17, 5.750%, 09/20/17	1,512
EUR 1,430	Spain Government Bond, (Spain), 4.500%, 01/31/18	2,177
	United Mexican States, (Mexico),
52	4.000%, 10/02/23	55
44	6.050%, 01/11/40	53
90	Series A, 6.750%, 09/27/34	116
MXN 6,730	Series M, 7.750%, 11/13/42	583
MXN 1,130	Series M , 10.000%, 12/05/24	117
MXN 310	Series M , 10.000%, 11/20/36	33

	Total Foreign Government Securities (Cost $48,272)	49,151

Mortgage Pass-Through Securities — 11.9%
	Federal Home Loan Mortgage Corp.,
31	ARM, 2.000%, 08/01/36	32
82	ARM, 2.158%, 05/01/37	86
247	ARM, 2.210%, 10/01/36	261
472	ARM, 2.439%, 10/01/37	506
215	ARM, 2.665%, 03/01/36	231
595	ARM, 3.120%, 03/01/36	642
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
3,524	4.000%, 02/01/26	3,769
306	4.500%, 10/01/18	325
32	5.000%, 05/01/18	33
3,160	5.500%, 01/01/21 - 12/01/24	3,456
236	6.000%, 11/01/21	253
9	6.500%, 07/01/14	9
34	7.500%, 01/01/17	36
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
7,834	4.000%, 01/01/32	8,407
2,525	6.000%, 02/01/28	2,826
466	6.500%, 11/01/22	526
265	7.000%, 01/01/27	297
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
8,850	3.000%, 02/01/43	8,791
96	4.000%, 09/01/33	102
1,846	4.500%, 05/01/41	1,998
31	6.000%, 02/01/29	35
613	6.500%, 01/01/24 - 11/01/36	691

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — continued
618	7.000%, 09/01/24 - 10/01/36 (m)	688
69	7.500%, 10/01/19 - 02/01/27	75
89	8.000%, 08/01/27	107
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,575	7.500%, 01/01/32 - 12/01/36	1,868
298	10.000%, 10/01/30	341
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
14,417	3.500%, 09/01/32 - 06/01/42	14,930
4,168	4.000%, 06/01/42 - 10/01/42	4,411
15	7.000%, 12/01/14 - 03/01/16	15
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
1	12.000%, 08/01/15 - 07/01/19	1
	Federal National Mortgage Association,
124	ARM, 1.706%, 07/01/37	130
222	ARM, 2.044%, 07/01/37	231
84	ARM, 2.066%, 04/01/37	90
214	ARM, 2.220%, 05/01/35	226
174	ARM, 2.299%, 01/01/34	184
314	ARM, 2.354%, 03/01/37	334
428	ARM, 2.356%, 04/01/37	455
23	ARM, 2.625%, 10/01/33	23
	Federal National Mortgage Association, 15 Year, Single Family,
342	4.000%, 07/01/18	365
1,737	5.000%, 05/01/18 - 07/01/25	1,872
81	5.500%, 08/01/17	86
651	6.000%, 09/01/19 - 08/01/22	700
1	8.000%, 01/01/16	1
	Federal National Mortgage Association, 20 Year, Single Family,
851	3.500%, 12/01/30	896
463	6.000%, 04/01/24	520
394	6.500%, 11/01/18	444
	Federal National Mortgage Association, 30 Year, Single Family,
1,948	5.000%, 10/01/39	2,175
941	5.500%, 12/01/28 - 09/01/34	1,054
4,278	6.000%, 03/01/34 - 08/01/37	4,844
576	6.500%, 04/01/28 - 10/01/38	651
899	7.000%, 03/01/28 - 04/01/37	1,025
251	7.500%, 10/01/26 - 11/01/38	290
3,868	8.000%, 08/01/22 - 12/01/36	4,698
39	8.500%, 10/01/25 - 12/01/25	43
3	9.000%, 01/01/19 - 04/01/25	4
1	12.500%, 01/01/16	1
	Federal National Mortgage Association, Other,
3,889	VAR, 0.502%, 01/01/23	3,881
5,000	0.000%, 04/15/16	5,000
1,273	0.000%, 05/25/17	1,273
3,000	1.829%, 02/01/20	2,984
1,857	2.211%, 04/01/19	1,891
7,500	2.440%, 02/01/23	7,355
3,911	2.490%, 01/01/23	3,831
4,105	2.593%, 01/01/23	4,050
3,900	2.650%, 03/01/23	3,870
4,950	2.764%, 06/01/23	4,936
1,484	2.841%, 03/01/22	1,472
5,350	3.450%, 01/01/24	5,603
1,750	3.482%, 11/01/20	1,856
1,680	3.492%, 01/01/18	1,791
96,487	3.500%, 05/01/32 - 06/01/43	100,642
1,561	3.590%, 10/01/20	1,668
5,044	3.640%, 12/01/23	5,353
1,450	3.743%, 06/01/18	1,575
5,300	3.760%, 03/01/24	5,645
1,593	3.782%, 12/01/21	1,707
1,584	3.810%, 01/01/19	1,717
1,000	3.895%, 09/01/21	1,060
8,171	4.000%, 07/01/42	8,652
1,275	4.195%, 07/01/21	1,402
2,067	4.319%, 12/01/19	2,278
2,371	4.369%, 02/01/20	2,616
3,000	4.400%, 02/01/20	3,335
3,752	4.402%, 12/01/19	4,150
6,190	4.484%, 06/01/21	6,883
14,725	4.500%, 01/01/20 - 11/01/43	16,065
1,926	4.794%, 01/01/21	2,153
483	5.000%, 12/01/32 - 08/01/33	524
295	5.500%, 09/01/17	310
114	6.500%, 04/01/36 - 07/01/36	123
	Government National Mortgage Association II, 30 Year, Single Family,
4,694	6.000%, 11/20/32 - 09/20/38	5,304
1,369	6.500%, 02/20/29 - 10/20/39	1,556
3,394	7.000%, 06/20/32 - 01/20/39	3,928
331	7.500%, 08/20/25 - 05/20/32	380
796	8.000%, 08/20/26 - 09/20/31	969
474	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	515

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — continued
		Government National Mortgage Association, 30 Year, Single Family,
254		6.500%, 02/15/28 - 10/15/29	292
90		7.000%, 02/15/24 - 11/15/27	98
83		7.250%, 09/15/21 - 01/15/28	88
49		7.500%, 10/15/22 - 02/15/27	52
4		7.750%, 02/15/27	4
2		8.500%, 11/15/25	3
58		9.000%, 04/15/16 - 01/15/25	63
4		10.000%, 11/15/20	4
–	(h)	13.000%, 01/15/15	—	(h)

		Total Mortgage Pass-Through Securities (Cost $305,315)	307,997

Municipal Bonds — 0.5% (t)
		California — 0.1%
1,000		Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	1,266
774		University of California, Series AD, Rev., 4.858%, 05/15/12	767

			2,033

		Illinois — 0.1%
1,960		State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	1,968

		New York — 0.2%
		New York State Dormitory Authority, State Personal Taxable General Purpose, Build America Bonds,
560		Series H, Rev., 5.289%, 03/15/33	651
1,165		Series H, Rev., 5.389%, 03/15/40	1,371
1,450		Port Authority of New York & New Jersey, Consolidated 164, Rev., 5.647%, 11/01/40	1,744
895		Port Authority of New York & New Jersey, Consolidated 174, Rev., 4.458%, 10/01/62	896

			4,662

		Ohio — 0.1%
1,040		American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,430
1,563		Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11	1,603

			3,033

		Total Municipal Bonds (Cost $10,352)	11,696

Preferred Securities — 0.2% (x)
		Financials — 0.2%
		Banks — 0.2%
2,725		Bank of America Corp., Series K, VAR, 8.000%, 01/30/18	3,073
581		Citigroup, Inc., VAR, 5.950%, 01/30/23	585
850		Wachovia Capital Trust III, VAR, 5.570%, 07/03/14	829

			4,487

		Insurance — 0.0% (g)
585		Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e)	605

		Total Preferred Securities (Cost $5,048)	5,092

Supranational — 0.1%
1,000		African Development Bank, 8.800%, 09/01/19	1,293
1,260		Corp. Andina de Fomento, 3.750%, 01/15/16	1,307
NZD 1,500		International Finance Corp., 3.500%, 09/05/17	1,241

		Total Supranational (Cost $3,752)	3,841

U.S. Government Agency Securities — 1.5%
385		Federal Home Loan Mortgage Corp., Series GDIF, 6.750%, 09/15/29	552
		Federal National Mortgage Association,
7,360		Zero Coupon, 06/01/17	7,137
1,500		5.625%, 07/15/37	1,979
1,000		8.200%, 03/10/16	1,136
		Federal National Mortgage Association STRIPS,
1,000		Zero Coupon, 11/15/21	829
1,275		Zero Coupon, 05/15/30	708
		Financing Corp. Fico,
3,100		Zero Coupon, 11/30/17	2,965
1,000		Zero Coupon, 05/11/18	945
1,285		Zero Coupon, 04/05/19	1,180
1,500		Zero Coupon, 09/26/19	1,355
305		New Valley Generation II, 5.572%, 05/01/20	346
548		New Valley Generation V, 4.929%, 01/15/21	619
		Residual Funding Corp. STRIPS,
11,175		Zero Coupon, 07/15/20	9,814
2,770		Zero Coupon, 10/15/20	2,411
		Tennessee Valley Authority,
902		4.625%, 09/15/60	952
2,103		5.250%, 09/15/39	2,539
1,610		5.880%, 04/01/36	2,076
500		Tennessee Valley Authority STRIPS, Zero Coupon, 11/01/25	336

		Total U.S. Government Agency Securities (Cost $36,418)	37,879

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligations — 12.1%
		U.S. Treasury Bonds,
85		3.500%, 02/15/39	89
9,250		3.625%, 08/15/43	9,817
10,555		4.375%, 02/15/38	12,671
8,400		4.500%, 02/15/36	10,256
3,890		4.500%, 05/15/38	4,757
5,000		5.000%, 05/15/37	6,525
2,500		5.250%, 02/15/29	3,225
21,000		5.500%, 08/15/28	27,654
7,200		7.250%, 08/15/22 (m)	9,962
2,625		7.875%, 02/15/21	3,613
13,600		8.125%, 05/15/21 (m)	19,066
10,000		8.125%, 08/15/21 (m)	14,116
5,000		8.500%, 02/15/20	6,858
6,000		8.750%, 08/15/20	8,449
6,905		8.875%, 08/15/17 (m)	8,651
		U.S. Treasury Coupon STRIPS,
6,611		2.151%, 05/15/20	5,911
15,000		2.182%, 05/15/21 (m)	12,947
7,775		2.204%, 02/15/21	6,773
11,239		2.981%, 08/15/17 (m)	10,912
185		3.061%, 08/15/19	169
6,916		3.243%, 02/15/17	6,785
14,895		3.289%, 11/15/17 (m)	14,373
22,000		3.441%, 11/15/21 (m)	18,623
5,000		3.470%, 08/15/22	4,118
5,000		3.527%, 11/15/22	4,073
42,000		4.001%, 11/15/33	21,942
1,606		4.191%, 08/15/18	1,519
4,000		4.199%, 02/15/18	3,835
2,615		4.731%, 02/15/28	1,728
1,000		U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	2,062
		U.S. Treasury Notes,
50		0.250%, 09/30/14 (k)	50
10,300		0.875%, 07/31/19	9,932
4,750		1.125%, 05/31/19	4,657
2,000		1.375%, 01/31/20	1,961
2,765		1.500%, 08/31/18	2,789
100		2.000%, 04/30/16	103
2,000		2.125%, 08/15/21	2,007
11,000		2.250%, 11/30/17 (m)	11,470
130		2.625%, 04/30/16	136
4,115		2.875%, 03/31/18	4,385
1,000		3.125%, 10/31/16	1,062
3,954		3.125%, 05/15/19	4,258
1,250		3.250%, 03/31/17	1,339
8,000		4.250%, 11/15/17 (m)	8,887

		Total U.S. Treasury Obligations (Cost $295,567)	314,515

SHARES
Common Stocks — 0.2%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
–	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	27

		Specialty Retail — 0.0% (g)
40		Neebo, Inc. (a) (i)	293

		Total Consumer Discretionary	320

		Financials — 0.0% (g)
		Diversified Financial Services — 0.0% (g)
7		Somerset Cayuga Holding Co., Inc. (a) (i)	191

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
1		General Maritime Corp. (a) (i)	8

		Materials — 0.2%
		Chemicals — 0.0% (g)
–	(h)	LyondellBasell Industries N.V., Class A	3

		Construction Materials — 0.1%
138		U.S. Concrete, Inc. (a)	3,392

		Containers & Packaging — 0.0% (g)
9		Constar International, Inc., Class A, ADR (a) (i)	—

		Paper & Forest Products — 0.1%
13		New Holdco (a) (i)	1,143

		Total Materials	4,538

		Utilities — 0.0% (g)
		Independent Power & Renewable Electricity Producers — 0.0% (g)
18		Dynegy, Inc. (a)	607
		Total Common Stocks (Cost $5,671)	5,664

Preferred Stocks — 0.2%
		Financials — 0.2%
		Banks — 0.0% (g)
15		CoBank ACB, Series D, 11.000%, 10/01/14 ($50 par value) @	785

		Consumer Finance — 0.1%
2		Ally Financial, Inc., Series G, 7.000%, 07/02/14 ($1,000 par value) (e) @	2,209

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Preferred Stocks — continued
	Insurance — 0.1%
11	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	331
2	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.346%, 07/14/14 ($1,000 par value) @	2,045

		2,376

	Total Financials	5,370

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
1	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) @	1,048

	Materials — 0.0%
	Containers & Packaging — 0.0%
1	Constar International, Inc., Class A, 11.000% (a) (i)	—
	Total Preferred Stocks (Cost $6,348)	6,418

PRINCIPAL AMOUNT
Loan Assignments — 1.1%
	Consumer Discretionary — 0.4%
	Automobiles — 0.1%
880	Chrysler Group LLC, New Term Loan B, VAR, 3.500%, 05/24/17	880

	Hotels, Restaurants & Leisure — 0.1%
347	American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	349
562	Bally Technologies, Inc., Term Loan, VAR, 4.250%, 11/25/20	563
1,118	CCM Merger, Inc., 1st Lien Term Loan, VAR, 5.000%, 03/01/17	1,120
825	Hilton Worldwide Holdings Inc., Term Loan B-2, VAR, 3.500%, 10/26/20	822
249	Scientific Games International, Inc., Term Loan, VAR, 4.250%, 10/18/20	248

		3,102

	Media — 0.2%
749	Clear Channel Communications, Inc., Term Loan, VAR, 6.900%, 01/30/19	740
661	Clear Channel Communications, Inc., Term Loan B-1, VAR, 3.800%, 01/29/16	654
596	Clear Channel Communications, Inc., Term Loan E, VAR, 7.650%, 07/30/19	596
71	MTL Publishing LLC, 1st Lien Term Loan B, VAR, 3.750%, 06/29/18	70
1,570	R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16	1,076
844	Radio One, Inc., 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	859
798	Tribune Co., Term Loan, VAR, 4.000%, 12/27/20	797
2,993	Vertis, Inc., Exit Term Loan, VAR, 12/21/15 (d) (i)	45

		4,837

	Specialty Retail — 0.0% (g)
311	Serta Simmons Holdings LLC, Term Loan B, VAR, 4.250%, 10/01/19	312

	Total Consumer Discretionary	9,131

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
1,181	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	1,193
1,175	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	1,174

		2,367

	Food Products — 0.0% (g)
599	Dole Food Co., Inc., Term Loan B, VAR, 4.500%, 11/01/18	598

	Total Consumer Staples	2,965

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
561	MEG Energy Corp., Term Loan B, VAR, 3.750%, 03/31/20	562
287	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Term Loan, VAR, 5.250%, 06/27/18	290

	Total Energy	852

	Financials — 0.4%
	Consumer Finance — 0.0% (g)
647	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	651

	Real Estate Management & Development — 0.2%
	Invitation Homes, Revolving Loan,
2,548	VAR, 3.750%, 03/15/15 (i)	2,536
	Progress Residential LP, Revolving Loan,
3,536	VAR, 4.000%, 09/04/15 (i)	3,518

		6,054

	Total Financials	6,705

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Health Care — 0.0% (g)
	Health Care Equipment & Supplies — 0.0% (g)
123	Kinetic Concepts, Inc., New Term Loan, VAR, 4.000%, 05/04/18	123

	Health Care Providers & Services — 0.0% (g)
847	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	849

	Total Health Care	972

	Industrials — 0.0% (g)
	Aerospace & Defense — 0.0% (g)
340	Ducommun, Inc., Term Loan B, VAR, 4.750%, 06/28/17	341

	Building Products — 0.0% (g)
319	Summit Materials LLC, New Term Loan B, VAR, 5.000%, 01/30/19	320

	Total Industrials	661

	Information Technology — 0.1%
	Communications Equipment — 0.0% (g)
642	Alcatel-Lucent USA, Inc., 1st Lien Term Loan, VAR, 4.500%, 01/30/19	643

	Electronic Equipment, Instruments & Components — 0.1%
943	Dell International LLC, Term Loan B, VAR, 4.500%, 04/29/20	941

	IT Services — 0.0% (g)
135	First Data Corp., 2018 Repriced Term Loan, VAR, 4.150%, 09/24/18	135

	Semiconductors & Semiconductor Equipment — 0.0% (g)
330	Avago Technologies Ltd., 1st Lien Term Loan B, VAR, 3.750%, 04/11/21	331

	Total Information Technology	2,050

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
499	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 4.000%, 02/01/20	498
216	AZ Chem U.S., Inc., Term Loan B, VAR, 5.250%, 12/22/17	215

	Total Materials	713

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
343	Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20	343
75	XO Communications, LLC, 1st Lien Term Loan, VAR, 4.250%, 03/25/21 ^	75
1,596	Zayo Group LLC, Term Loan B, VAR, 4.000%, 07/02/19	1,592

	Total Telecommunication Services	2,010

	Utilities — 0.2%
	Electric Utilities — 0.2%
2,117	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.737%, 10/10/17 (d)	1,693
2,117	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 0.000%, 10/10/14 (d)	1,687
645	TXU Energy Holdings Co., 1st Lien Term Loan, VAR, 1.842%, 05/05/16 (d) ^	648

	Total Utilities	4,028

	Total Loan Assignments (Cost $33,515)	30,087

NUMBER OF WARRANTS
Warrant — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
27	General Motors Co., expiring 7/10/2019 (Strike Price $18.33) (a)	445

	Specialty Retail — 0.0%
13	Neebo, Inc., expiring 6/20/2019 (Strike Price $1.00) (a) (i)	—

		—

	Total Consumer Discretionary	445

	Industrials — 0.0%
	Marine — 0.0%
1	General Maritime Corp., expiring 5/17/2017 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $441)	445

SHARES
Short-Term Investment — 3.1%
	Investment Company — 3.1%
81,340	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $81,340)	81,340

	Total Investments — 99.5% (Cost $2,485,725)	2,575,266
	Other Assets in Excess of Liabilities — 0.7%	15,000

	NET ASSETS — 100.0%	$2,590,266

Percentages indicated are based on net assets.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
526	Ultra U.S. Treasury Bond	09/19/14	79,048	663
20	5 Year U.S. Treasury Note	09/30/14	2,395	5
	Short Futures Outstanding
(10)	10 Year U.S. Treasury Note	09/19/14	(1,255)	(1)
(4)	U.S. Long Bond	09/19/14	(550)	(5)
(600)	5 Year U.S. Treasury Note	09/30/14	(71,855)	(87)

				575

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
659	BRL	Deutsche Bank AG †	06/30/14	288	292	4

3,630	EUR	HSBC Bank, N.A.	06/06/14	4,998	4,949	(49)
63	EUR	State Street Corp.	06/06/14	87	86	(1)

1,123	MXN	BNP Paribas	06/30/14	84	87	3

442	TRY	Citibank, N.A.	06/30/14	201	209	8

497	ZAR	State Street Corp.	06/06/14	47	47	— (h)

				5,705	5,670	(35)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,100	AUD	Westpac Banking Corp.	06/06/14	2,747	2,884	(137)

734	BRL	Deutsche Bank AG †	06/30/14	326	325	1
2,095	BRL	Goldman Sachs International †	06/30/14	895	928	(33)

3,546	EUR	Credit Suisse International	06/06/14	4,881	4,835	46
2,895	EUR	Royal Bank of Canada	06/06/14	3,987	3,946	41

104,000	JPY	Barclays Bank plc	06/06/14	1,027	1,021	6

3,630	MXN	BNP Paribas	06/30/14	275	282	(7)

3,894	RUB	Barclays Bank plc †	06/30/14	111	111	— (h)

442	TRY	Goldman Sachs International	06/30/14	196	210	(14)

14,160	ZAR	Westpac Banking Corp.	06/06/14	1,298	1,337	(39)

				15,743	15,879	(136)

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A.	2.468% at termination	CPI-U at termination	05/19/2024	$25,000	$107

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT:

ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2014.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
EUR	—	Euro
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
HUF	—	Hungarian Forint
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NGN	—	Nigeria Naira
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PIK	—	Payment-in-Kind
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
RUB	—	Russian Ruble
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2014.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

TRY	—	Turkish Lira
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for futures contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of May 31, 2014.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of May 31, 2014.
^	—	All or a portion of the security is unsettled as of May 31, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	—	Non-deliverable forward.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows (Amounts in thousands):

Aggregate gross unrealized appreciation	$117,508
Aggregate gross unrealized depreciation	(27,967)

Net unrealized appreciation/depreciation	$89,541

Federal income tax cost of investments	$2,485,725

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$320		$320
Financials	—	—	191		191
Industrials	—	—	8		8
Materials	3,395	—	1,143		4,538
Utilities	607	—	—		607

Total Common Stocks	4,002	—	1,662		5,664

Preferred Stocks
Financials	331	5,039	—		5,370
Industrials	—	1,048	—		1,048
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	331	6,087	—	(a)	6,418

Debt Securities
Asset-Backed Securities	—	104,387	145,771		250,158
Collateralized Mortgage Obligations
Agency CMO	—	220,920	6,612		227,532
Non-Agency CMO	—	116,586	38,555		155,141

Total Collateralized Mortgage Obligations	—	337,506	45,167		382,673

Commercial Mortgage-Backed Securities	—	165,522	46,316		211,838
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Financials	—	—	923		923

Total Convertible Bonds	—	—	923		923

Corporate Bonds
Consumer Discretionary	—	95,782	220		96,002
Consumer Staples	—	43,148	—		43,148
Energy	—	115,224	—		115,224
Financials	—	231,604	76		231,680
Health Care	—	50,291	—		50,291
Industrials	—	79,448	7,276		86,724
Information Technology	—	43,269	—		43,269
Materials	—	57,441	1,785		59,226
Telecommunication Services	—	79,459	—		79,459
Utilities	—	70,526	—	(b)	70,526

Total Corporate Bonds	—	866,192	9,357		875,549

Foreign Government Securities	—	49,151	—		49,151
Mortgage Pass-Through Securities	—	307,997	—		307,997
Municipal Bonds	—	11,696	—		11,696
Preferred Securities Financials	—	5,092	—		5,092
Supranational	—	3,841	—		3,841
U.S. Government Agency Securities	—	37,533	346		37,879
U.S. Treasury Obligations	—	314,515	—		314,515

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Loan Assignments
Consumer Discretionary	$—	$9,086	$45		$9,131
Consumer Staples	—	2,965	—		2,965
Energy	—	852	—		852
Financials	—	651	6,054		6,705
Health Care	—	972	—		972
Industrials	—	661	—		661
Information Technology	—	2,050	—		2,050
Materials	—	713	—		713
Telecommunication Services	—	2,010	—		2,010
Utilities	—	4,028	—		4,028

Total Loan Assignments	—	23,988	6,099		30,087

Warrants
Consumer Discretionary	445	—	—	(a)	445
Industrials	—	—	—	(a)	— (a)

Total Warrants	445	—	—	(a)	445

Short-Term Investment
Investment Company	81,340	—	—		81,340

Total Investments in Securities	$86,118	$2,233,507	$255,641		$2,575,266

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$109	$—		$109
Futures Contracts	668	—	—		668
Swaps	—	107	—		107

Total Appreciation in Other Financial Instruments	$668	$216	$—		$884

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(280)	$—		$(280)
Futures Contracts	(93)	—	—		(93)

Total Depreciation in Other Financial Instruments	$(93)	$(280)	$—		$(373)

(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2014.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Core Plus Bond Fund	Balance as of 02/28/14		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/14
Investments in Securities
Asset-Backed Securities	$107,666		$(5)	$62	$22	$46,848	$(8,822)	$—	$—	$145,771
Collateralized Mortgage Obligations – Agency CMO	5,970		—	(2)	(561)	(245)	(11)	2,306	(845)	6,612
Collateralized Mortgage Obligations – Non-Agency CMO	39,237		(5)	575	(23)	36	(930)	—	(335)	38,555
Commercial Mortgage-Backed Securities	32,927		— (b)	267	(999)	15,360	(1,239)	—	—	46,316
Common Stocks – Consumer Discretionary	319		2	3	—	—	(4)	—	—	320
Common Stocks – Financials	191		—	—	—	—	—	—	—	191
Common Stocks – Industrials	8		—	—	—	—	—	—	—	8
Common Stocks – Materials	1,091		—	52	—	—	—	—	—	1,143
Convertible Bonds – Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Convertible Bonds – Financials	829		—	94	—	—	—	—	—	923
Corporate Bonds – Consumer Discretionary	222		—	—	—	1	(3)	—	—	220
Corporate Bonds – Financials	76		—	—	—	—	—	—	—	76
Corporate Bonds – Industrials	7,715		(560)	473	4	—	(307)	—	(49)	7,276
Corporate Bonds – Materials	2,043		—	(36)	2	—	(224)	—	—	1,785
Corporate Bonds – Utilities	6		—	(6)	—	—	—	—	—	—	(b)
Foreign Government Securities	217		2	26	—	—	(245)	—	—	—
Loan Assignments – Consumer Discretionary	45		—	—	—	2,737	(2,737)	—	—	45
Loan Assignments – Financials	6,364		—	2	—	2,652	(2,964)	—	—	6,054
Preferred Stocks – Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
U.S. Government Agency Securities	391		—	(1)	— (b)	—	(44)	—	—	346
Warrants – Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants – Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)

	$205,317		$(566)	$1,509	$(1,555)	$67,389	$(17,530)	$2,306	$(1,229)	$255,641

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.

(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(1,232,000).

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 5/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$8	Terms of Plan of Reorganization	Discount for lack of marketability (a)	25% (N/A	)
	0	Market Comparable Companies	Discount for lack of marketability (a)	10% (N/A	)

Common Stock	8
	0	Discounted Cash Flow (c)	Discount for lack of marketability (a)	10% (N/A	)

Preferred Stock	0
	314	Market Comparable Companies	EBITDA Multiple (b)	6.80x (6.80X	)
			Discount for lack of marketability (a)	10% (N/A	)

Corporate Bond	314
	52,309	Discounted Cash Flow	Liquidity Discount	4.50%-5.00% (4.75%	)
			Implied Spread to Index	2.00%-2.50% (2.25%	)
			Constant Prepayment Rate	0.00%-12.00% (1.82%	)
			Constant Default Rate	0.00%-28.00% (8.10%	)
			Yield (Discount Rate of Cash Flows)	0.93%-8.68% (4.50%	)

Asset-Backed Securities	52,309
	37,647	Discounted Cash Flow	Constant Prepayment Rate	0.00%-35.77% (4.93%	)
			Constant Default Rate	0.00%-8.66% (1.13%	)
			PSA Prepayment Model	270.00%-1,085.00% (390.22%	)
			Yield (Discount Rate of Cash Flows)	(164.82%)-23.09% (4.38%	)

Collateralized Mortgage Obligations	37,647
	36,697	Discounted Cash Flow	Constant Prepayment Rate	0.00%-100.00% (44.35%	)
			Yield (Discount Rate of Cash Flows)	(5.47%)-6.14% (2.57%	)

Collateralized Mortgage-Backed Securities	36,697
Warrants	0	Intrinsic Value	Issue Price vs. Stock Price	(N/A	)
Total	$126,975

# The table above does not include Level 3 securities that are valued by brokers and pricing services. At May 31, 2014, the value of these securities was approximately $128,666,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

1. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts and swaps in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (c) below describe the various derivatives used by the Fund.

(a). Futures Contracts — The Fund uses treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements.

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(c). Swaps — The Fund engages in swap transactions, including inflation-linked within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

The Fund’s swap contracts are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund uses inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amount in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 43.9%
	Agency CMO — 43.9%
	Federal Home Loan Mortgage Corp. REMIC,
51	Series 1343, Class LA, 8.000%, 08/15/22	59
343	Series 1367, Class K, 5.500%, 09/15/22	372
67	Series 1591, Class E, 10.000%, 10/15/23	71
556	Series 1633, Class Z, 6.500%, 12/15/23	618
571	Series 1694, Class PK, 6.500%, 03/15/24	632
3,500	Series 1785, Class A, 6.000%, 10/15/23	3,800
188	Series 1999, Class PU, 7.000%, 10/15/27	215
313	Series 2031, Class PG, 7.000%, 02/15/28	355
919	Series 2035, Class PC, 6.950%, 03/15/28	1,068
700	Series 2064, Class PD, 6.500%, 06/15/28 (m)	785
555	Series 2095, Class PE, 6.000%, 11/15/28	617
253	Series 2152, Class BD, 6.500%, 05/15/29	271
1,265	Series 2162, Class TH, 6.000%, 06/15/29	1,403
53	Series 2345, Class PQ, 6.500%, 08/15/16	56
721	Series 2367, Class ME, 6.500%, 10/15/31	798
1,167	Series 2480, Class EJ, 6.000%, 08/15/32	1,302
2,119	Series 2562, Class PG, 5.000%, 01/15/18	2,239
3,463	Series 2611, Class QZ, 5.000%, 05/15/33	3,919
333	Series 2647, Class A, 3.250%, 04/15/32	345
1,021	Series 2651, Class VZ, 4.500%, 07/15/18	1,075
3,621	Series 2656, Class BG, 5.000%, 10/15/32	3,847
1,098	Series 2688, Class DG, 4.500%, 10/15/23	1,193
2,185	Series 2727, Class PE, 4.500%, 07/15/32	2,237
3,761	Series 2773, Class TB, 4.000%, 04/15/19	3,959
5,022	Series 2841, Class AT, 4.000%, 08/15/19	5,289
1,373	Series 2882, Class QD, 4.500%, 07/15/34	1,464
6,342	Series 2915, Class MU, 5.000%, 01/15/35	6,907
1,777	Series 2927, Class GA, 5.500%, 10/15/34	1,961
4,434	Series 2931, Class QD, 4.500%, 02/15/20	4,715
3,505	Series 3036, Class ND, 5.000%, 05/15/34 (m)	3,587
163	Series 3045, Class HN, 4.500%, 09/15/33	165
994	Series 3085, Class VS, HB, IF, 28.116%, 12/15/35	1,642
3,124	Series 3181, Class OP, PO, 07/15/36	2,917
3,417	Series 3188, Class GE, 6.000%, 07/15/26	3,852
12,210	Series 3325, Class JL, 5.500%, 06/15/37	13,291
6,000	Series 3341, Class PE, 6.000%, 07/15/37	6,704
3,852	Series 3413, Class B, 5.500%, 04/15/37	4,199
1,756	Series 3544, Class PC, 5.000%, 05/15/37	1,784
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,455
8,238	Series 3737, Class DG, 5.000%, 10/15/30	9,028
7,000	Series 3798, Class AY, 3.500%, 01/15/26	7,205
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,201
6,351	Series 3926, Class MW, 4.500%, 09/15/26	6,955
30,308	Series 3981, Class PA, 3.000%, 04/15/31	31,072
15,677	Series 4002, Class MV, 4.000%, 01/15/30	16,514
23,525	Series 4039, Class SA, IF, IO, 6.349%, 05/15/42	4,539
12,000	Series 4047, Class PB, 3.500%, 01/15/41	11,739
5,000	Series 4050, Class VE, 4.000%, 01/15/29	5,385
4,651	Series 4066, Class VB, 3.500%, 01/15/29	4,824
3,704	Series 4181, Class VA, 3.000%, 05/15/26	3,823
29,431	Series 4186, Class JE, 2.000%, 03/15/33	28,939
18,561	Series 4188, Class JG, 2.000%, 04/15/33	18,257
14,081	Series 4206, Class DA, 2.000%, 05/15/33	13,874
	Federal Home Loan Mortgage Corp. STRIPS,
52	Series 155, Class IO, IO, 7.000%, 11/01/23	11
22,476	Series 264, Class 30, 3.000%, 07/15/42	22,591
13,598	Series 267, Class 30, 3.000%, 08/15/42	13,414
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,979	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	2,274
2,212	Series T-54, Class 2A, 6.500%, 02/25/43	2,628

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amount in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
967	Series T-56, Class APO, PO, 05/25/43	835
821	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	942
	Federal National Mortgage Association REMIC,
50	Series 1988-16, Class B, 9.500%, 06/25/18 (m)	54
23	Series 1990-57, Class J, 7.000%, 05/25/20 (m)	24
167	Series 1993-110, Class H, 6.500%, 05/25/23	191
130	Series 1993-146, Class E, PO, 05/25/23	126
2,077	Series 1993-155, Class PJ, 7.000%, 09/25/23	2,389
24	Series 1993-205, Class H, PO, 09/25/23	23
35	Series 1993-217, Class H, PO, 08/25/23	34
26	Series 1993-228, Class G, PO, 09/25/23	26
714	Series 1994-37, Class L, 6.500%, 03/25/24	804
2,618	Series 1994-51, Class PV, 6.000%, 03/25/24	2,876
1,244	Series 1998-58, Class PC, 6.500%, 10/25/28	1,400
336	Series 2000-8, Class Z, 7.500%, 02/20/30	402
637	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	127
177	Series 2002-2, Class UC, 6.000%, 02/25/17	186
251	Series 2002-3, Class PG, 5.500%, 02/25/17	263
1,514	Series 2002-73, Class OE, 5.000%, 11/25/17	1,594
889	Series 2002-92, Class FB, VAR, 0.800%, 04/25/30	903
6,181	Series 2003-21, Class PZ, 4.500%, 03/25/33	6,677
248	Series 2003-67, Class SA, HB, IF, 44.525%, 10/25/31	481
6,254	Series 2003-81, Class MC, 5.000%, 12/25/32 (m)	6,485
5,000	Series 2003-92, Class VH, 5.000%, 02/25/19	5,107
4,186	Series 2003-128, Class DY, 4.500%, 01/25/24 (m)	4,540
1,738	Series 2004-46, Class QD, HB, IF, 23.400%, 03/25/34	2,498
2,140	Series 2004-54, Class FL, VAR, 0.550%, 07/25/34	2,143
3,610	Series 2004-60, Class PA, 5.500%, 04/25/34	3,888
7,805	Series 2005-22, Class EH, 5.000%, 04/25/35	8,540
411	Series 2005-29, Class AK, 4.500%, 04/25/35	413
2,277	Series 2005-58, Class EP, 5.500%, 07/25/35	2,492
4,074	Series 2005-62, Class DX, 5.000%, 05/25/34	4,251
2,509	Series 2005-83, Class LA, 5.500%, 10/25/35	2,810
5,498	Series 2005-116, Class PC, 6.000%, 01/25/36	5,793
7,468	Series 2006-3, Class SB, IF, IO, 6.550%, 07/25/35	990
12,892	Series 2006-51, Class FP, VAR, 0.500%, 03/25/36	12,891
161	Series 2006-81, Class FA, VAR, 0.500%, 09/25/36	161
1,700	Series 2006-110, Class PO, PO, 11/25/36	1,518
5,873	Series 2007-76, Class PE, 6.000%, 08/25/37	6,461
1,401	Series 2009-89, Class A1, 5.410%, 05/25/35	1,479
46	Series 2010-4, Class SL, IF, 11.250%, 02/25/40	48
3,076	Series 2010-11, Class CB, 4.500%, 02/25/40	3,226
6,000	Series 2010-47, Class MB, 5.000%, 09/25/39	6,607
7,376	Series 2010-68, Class EP, 4.500%, 12/25/39	8,013
5,000	Series 2010-117, Class DY, 4.500%, 10/25/25	5,478
4,274	Series 2010-155, Class B, 3.500%, 01/25/26	4,085
11,500	Series 2011-145, Class PB, 3.500%, 01/25/32	11,796
20,988	Series 2012-47, Class QE, 4.000%, 05/25/38	22,381
5,566	Series 2012-50, Class HY, 4.000%, 05/25/42	5,987
14,712	Series 2012-60, Class EP, 3.000%, 04/25/42	14,745
22,897	Series 2012-63, Class VA, 4.000%, 08/25/23	24,570

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amount in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
16		Series G92-35, Class EB, 7.500%, 07/25/22	18
104		Series G92-44, Class ZQ, 8.000%, 07/25/22	113
		Federal National Mortgage Association REMIC Trust,
222		Series 1999-W4, Class A9, 6.250%, 02/25/29	250
2,132		Series 2002-W7, Class A4, 6.000%, 06/25/29	2,343
980		Series 2003-W1, Class 1A1, VAR, 5.921%, 12/25/42	1,114
494		Series 2003-W1, Class 2A, VAR, 6.663%, 12/25/42	584
893		Series 2003-W18, Class 1A6, 5.370%, 08/25/43	910
3,301		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	3,891
2,695		Series 2009-W1, Class A, 6.000%, 12/25/49	3,051
		Federal National Mortgage Association STRIPS,
2,620		Series 278, Class 1, VAR, 0.866%, 08/01/25	2,627
889		Series 278, Class 3, VAR, 0.938%, 11/01/23	900
786		Series 343, Class 23, IO, 4.000%, 10/01/18	46
		Government National Mortgage Association,
476		Series 1998-22, Class PD, 6.500%, 09/20/28	507
273		Series 1999-17, Class L, 6.000%, 05/20/29	308
5,838		Series 2001-64, Class PB, 6.500%, 12/20/31	6,727
3,285		Series 2004-27, Class PD, 5.500%, 04/20/34	3,754
1,605		Series 2008-15, Class NB, 4.500%, 02/20/38	1,727
6,921		Series 2008-40, Class SA, IF, IO, 6.249%, 05/16/38	1,173
28,693		Series 2009-42, Class TX, 4.500%, 06/20/39 (m)	31,062
3,127		Series 2009-52, Class MA, 5.000%, 11/20/36	3,314
4,752		Series 2009-69, Class WM, 5.500%, 08/20/39	5,208
11,761		Series 2011-29, Class Z, 5.000%, 05/20/40	13,186

		Total Collateralized Mortgage Obligations (Cost $571,837)	585,007

Foreign Government Security — 0.5%
7,527		Israel Government AID Bond, (Israel), Zero Coupon, 09/15/19 (Cost $6,628)	6,771

Mortgage Pass-Through Securities — 6.2%
		Federal Home Loan Mortgage Corp.,
11		ARM, 1.959%, 02/01/19	11
5		ARM, 2.028%, 07/01/30	5
1,780		ARM, 2.192%, 03/01/37	1,879
143		ARM, 2.235%, 01/01/27	152
15		ARM, 2.308%, 03/01/18	15
19		ARM, 2.314%, 04/01/30	20
54		ARM, 2.339%, 08/01/18	57
27		ARM, 2.750%, 06/01/18	27
1		ARM, 2.763%, 01/01/20	1
55		ARM, 2.773%, 01/01/21	54
31		ARM, 2.912%, 11/01/18	32
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
153		5.000%, 12/01/16	163
4		6.500%, 06/01/14	3
–	(h)	7.000%, 12/01/14	—	(h)
453		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	491
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
4,932		4.000%, 04/01/42	5,227
1,710		4.500%, 10/01/40	1,852
602		5.500%, 11/01/33	680
137		6.000%, 02/01/32	155
645		6.500%, 01/01/24 - 07/01/29	730
1,099		7.000%, 08/01/25 - 09/01/29 (m)	1,258
60		7.500%, 09/01/24 - 08/01/25	67
61		8.000%, 11/01/24 - 09/01/25	65
131		8.500%, 05/01/24 - 07/01/28	153
3		9.000%, 10/01/17 - 11/01/21	3
–	(h)	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 9.500%, 04/01/16	—	(h)
		Federal National Mortgage Association,
108		ARM, 1.951%, 11/01/27 - 11/01/40	111

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amount in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
164	ARM, 2.000%, 09/01/17 - 08/01/30	165
21	ARM, 2.121%, 06/01/20	21
36	ARM, 2.143%, 06/01/29	37
12	ARM, 2.250%, 06/01/17	12
5	ARM, 2.396%, 09/01/14	5
52	ARM, 2.511%, 07/01/17	54
85	ARM, 2.750%, 06/01/15 - 01/01/29	90
70	ARM, 2.833%, 08/01/19	70
3	ARM, 3.000%, 07/01/27	3
45	ARM, 3.818%, 09/01/27	46
11	ARM, 5.995%, 04/01/19	12
8	ARM, 6.000%, 12/01/18	8
	Federal National Mortgage Association, 15 Year, Single Family,
4,998	4.000%, 04/01/19 - 09/01/25	5,337
1,503	4.500%, 03/01/19	1,600
685	5.500%, 11/01/16 - 03/01/18	728
	Federal National Mortgage Association, 20 Year, Single Family,
586	5.000%, 11/01/23	648
680	6.000%, 03/01/22	764
1	7.500%, 07/01/14	1
	Federal National Mortgage Association, 30 Year, Single Family,
4,224	3.500%, 05/01/42	4,362
6,136	4.000%, 02/01/42	6,512
876	4.500%, 03/01/38	948
2,461	5.000%, 11/01/33	2,766
15,406	5.500%, 02/01/29 - 05/01/36 (m)	17,433
2,271	6.000%, 07/01/36	2,591
501	6.500%, 06/01/26 - 04/01/32	575
3,737	7.000%, 02/01/24 - 03/01/35	4,405
197	7.500%, 03/01/30 - 04/01/30	216
75	10.000%, 10/01/16 - 11/01/21	80
	Federal National Mortgage Association, Other,
7,700	3.118%, 01/01/22	7,996
9,632	3.265%, 01/01/22	10,088
92	6.000%, 09/01/28	105
	Government National Mortgage Association II, 30 Year, Single Family,
253	8.000%, 11/20/26 - 11/20/27	305
	Government National Mortgage Association, 30 Year, Single Family,
9	6.000%, 10/15/23	10
617	6.500%, 06/15/23 - 02/15/24 (m)	702
280	7.000%, 12/15/22 - 06/15/28	299
335	7.500%, 02/15/22 - 02/15/28	371
130	8.000%, 07/15/22 - 08/15/26	145
339	9.000%, 06/15/16 - 11/15/24	389
9	9.500%, 08/15/16 - 09/15/20	9

	Total Mortgage Pass-Through Securities (Cost $78,441)	83,119

U.S. Government Agency Securities — 19.0%
	Federal Farm Credit Banks,
10,000	5.750%, 05/11/26	12,531
12,824	5.750%, 12/07/28	16,351
	Federal National Mortgage Association,
30,000	Zero Coupon, 10/09/19	26,444
10,000	6.250%, 05/15/29	13,575
	Federal National Mortgage Association STRIPS,
34,750	Zero Coupon, 11/15/20	29,897
8,000	Zero Coupon, 05/15/23	6,226
9,200	Zero Coupon, 05/29/26	6,124
10,000	Zero Coupon, 05/15/30	5,552
26,153	Financing Corp. STRIPS, Zero Coupon, 12/06/18	24,290
	Residual Funding Corp. STRIPS,
34,520	Zero Coupon, 10/15/19	31,200
10,000	Zero Coupon, 01/15/30	5,945
5,000	Zero Coupon, 04/15/30	2,940
	Resolution Funding Corp. STRIPS,
50,000	Zero Coupon, 07/15/20	43,779
15,000	Zero Coupon, 04/15/28	9,513
	Tennessee Valley Authority STRIPS,
4,500	Zero Coupon, 07/15/16	4,415
14,740	Zero Coupon, 12/15/17	13,856

	Total U.S. Government Agency Securities (Cost $208,726)	252,638

U.S. Treasury Obligations — 26.0%
	U.S. Treasury Bonds,
20,000	5.250%, 11/15/28	25,775
2,500	7.125%, 02/15/23	3,465
13,140	7.250%, 05/15/16	14,897
3,935	7.250%, 08/15/22	5,445
3,635	8.000%, 11/15/21	5,129
3,190	8.875%, 08/15/17	3,996
1,020	9.000%, 11/15/18	1,360
	U.S. Treasury Coupon STRIPS,
1,190	6.395%, 05/15/16 (n)	1,181

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amount in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
600	6.646%, 08/15/15 (n)	599
	U.S. Treasury Notes,
35,000	0.250%, 05/15/15	35,049
25,000	0.625%, 05/31/17	24,867
25,000	2.000%, 04/30/16	25,791
20,000	2.000%, 11/15/21	19,836
25,000	2.625%, 08/15/20	26,127
55,000	2.625%, 11/15/20	57,402
25,000	4.250%, 11/15/17	27,772
1,020	4.750%, 08/15/17	1,145
	U.S. Treasury Principal STRIPS,
1,900	Zero Coupon, 08/15/15	1,897
72,500	Zero Coupon, 05/15/20	65,028

	Total U.S. Treasury Obligations (Cost $322,352)	346,761

SHARES
Short-Term Investment — 4.3%
	Investment Company — 4.3%
57,224	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $57,224)	57,224

	Total Investments — 99.9% (Cost $1,245,208)	1,331,520
	Other Assets in Excess of Liabilities — 0.1%	1,988

	NET ASSETS — 100.0%	$1,333,508

Percentages indicated are based on net assets.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amount in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2014.
CMO	—	Collateralized Mortgage Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,713
Aggregate gross unrealized depreciation	(9,401)

Net unrealized appreciation/depreciation	$86,312

Federal income tax cost of investments	$1,245,208

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amount in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Collateralized Mortgage Obligations – Agency CMO	$—	$583,890	$1,117	$585,007
Foreign Government Securities	—	6,771	—	6,771
Mortgage Pass-Through Securities	—	83,119	—	83,119
U.S. Government Agency Securities	—	252,638	—	252,638
U.S. Treasury Obligations	—	346,761	—	346,761
Short-Term Investment
Investment Company	57,224	—	—	57,224

Total Investments in Securities	$57,224	$1,273,179	$1,117	$1,331,520

There were no transfers between Levels 1 and 2 during the period ended May 31, 2014.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.0% (g)
71	Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.650%, 09/25/34 (i)	10
6,643	Unipac IX LLC, 13.000%, 05/15/16 (i)	5,929

	Total Asset-Backed Securities (Cost $6,640)	5,939

Convertible Bonds — 0.1%
	Consumer Discretionary — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
1,617	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—

	Financials — 0.1%
	Diversified Financial Services — 0.1%
5,645	Somerset Cayuga Holding Co., Inc., PIK, 20.000%, 06/15/17 (e) (i)	13,829

	Total Convertible Bonds (Cost $7,261)	13,829

Corporate Bonds — 82.9%
	Consumer Discretionary — 13.8%
	Auto Components — 1.0%
35,695	Goodyear Tire & Rubber Co. (The), 7.000%, 05/15/22	39,800
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
16,871	3.500%, 03/15/17	17,061
8,920	4.875%, 03/15/19	9,132
21,452	5.875%, 02/01/22	22,310
7,099	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	7,773
7,165	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	7,828
9,854	Stackpole International Intermediate/Stackpole International Powder/Stackpl, (Luxembourg), 7.750%, 10/15/21 (e)	10,297

		114,201

	Automobiles — 1.3%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
27,624	8.000%, 06/15/19	30,179
70,811	8.250%, 06/15/21	80,725
6,037	General Motors Co., 3.500%, 10/02/18 (e)	6,188
	Jaguar Land Rover Automotive plc, (United Kingdom),
20,269	4.125%, 12/15/18 (e)	21,004
4,000	5.625%, 02/01/23 (e)	4,200
	Motors Liquidation Co.,
50	0.000%, 06/01/49 (i)	—	(h)
973	5.250%, 03/06/32 (i)	—	(h)
953	6.250%, 07/15/33 (i)	—	(h)
10,255	6.750%, 05/01/28 (d) (i)	—	(h)
246	7.250%, 04/15/41 (i)	—	(h)
284	7.250%, 07/15/41 (i)	—	(h)
548	7.250%, 02/15/52 (i)	—	(h)
404	7.375%, 05/15/48 (i)	—	(h)
6,000	7.375%, 05/23/48 (d) (i)	—	(h)
47	7.375%, 10/01/51 (i)	—	(h)
9,300	7.400%, 09/01/25 (d) (i)	—	(h)
25,800	7.700%, 04/15/16 (d) (i)	—	(h)
3,415	7.750%, 03/15/36 (d) (i)	—	(h)
12,550	8.100%, 06/15/24 (d) (i)	—	(h)
20,000	8.250%, 07/15/23 (d) (i)	—	(h)
34,006	8.375%, 07/15/33 (d) (i)	—	(h)

		142,296

	Distributors — 0.3%
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
9,104	6.750%, 05/20/20	9,923
9,005	7.000%, 05/20/22	9,951
	VWR Funding, Inc.,
12,255	7.250%, 09/15/17	13,021
2,286	10.750%, 06/30/17 (e)	2,286

		35,181

	Diversified Consumer Services — 0.2%
	Service Corp. International,
430	4.500%, 11/15/20	421
1,029	5.375%, 01/15/22	1,063
9,075	5.375%, 05/15/24 (e)	9,200
7,970	8.000%, 11/15/21	9,256

		19,940

	Hotels, Restaurants & Leisure — 2.5%
5,014	CCM Merger, Inc., 9.125%, 05/01/19 (e)	5,365
4,765	CEC Entertainment, Inc., 8.000%, 02/15/22 (e)	4,837
	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
6,193	5.250%, 03/15/21	6,348
4,895	5.375%, 06/01/24 (e)	4,938
20,497	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e)	14,553
4,407	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	4,749

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
6,830	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	7,769
10,405	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e)	11,003
10,095	Isle of Capri Casinos, Inc., 8.875%, 06/15/20	10,751
	MGM Resorts International,
4,140	6.625%, 12/15/21	4,606
5,500	6.750%, 10/01/20	6,098
7,176	7.750%, 03/15/22	8,423
15,945	8.625%, 02/01/19	19,014
8,445	10.000%, 11/01/16	10,028
18,150	11.375%, 03/01/18	23,459
4,925	MISA Investments Ltd., (United Kingdom), PIK, 9.375%, 08/15/18 (e)	5,011
9,886	MTR Gaming Group, Inc., 11.500%, 08/01/19	11,109
6,068	PF Chang’s China Bistro, Inc., 10.250%, 06/30/20 (e)	6,235
3,487	Real Mex Restaurants, Inc., 11.000%, 03/21/16 (i)	3,487
5,061	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	5,504
918	Royal Caribbean Cruises Ltd., (Liberia), 7.500%, 10/15/27	1,044
13,235	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	13,235
10,334	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	11,006
8,260	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	9,251
5,835	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	5,952
7,271	Station Casinos LLC, 7.500%, 03/01/21	7,889
19,572	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	21,676
5,030	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	5,646
27,126	Wynn Macau Ltd., (Cayman Islands), 5.250%, 10/15/21 (e)	27,872

		276,858

	Household Durables — 1.1%
3,153	BC Mountain LLC/BC Mountain Finance, Inc., 7.000%, 02/01/21 (e)	2,956
3,740	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	3,946
9,796	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	10,114
4,942	Century Communities, Inc., 6.875%, 05/15/22 (e)	5,028
7,571	Jarden Corp., 7.500%, 05/01/17	8,612
	K. Hovnanian Enterprises, Inc.,
2,178	7.000%, 01/15/19 (e)	2,216
5,507	9.125%, 11/15/20 (e)	6,140
12,350	11.875%, 10/15/15	13,956
	Lennar Corp.,
6,182	4.500%, 06/15/19	6,275
5,106	6.950%, 06/01/18	5,757
4,305	Series B, 12.250%, 06/01/17	5,478
11,302	M/I Homes, Inc., 8.625%, 11/15/18	12,065
9,078	Meritage Homes Corp., 7.000%, 04/01/22	9,963
	Standard Pacific Corp.,
10,130	8.375%, 01/15/21	12,055
544	10.750%, 09/15/16	650
2,402	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.750%, 04/15/20 (e)	2,636
4,041	Toll Brothers Finance Corp., 6.750%, 11/01/19	4,617
9,318	WCI Communities, Inc., 6.875%, 08/15/21 (e)	9,574

		122,038

	Internet & Catalog Retail — 0.4%
	Netflix, Inc.,
7,309	5.375%, 02/01/21	7,620
9,860	5.750%, 03/01/24 (e)	10,353
	SITEL LLC/Sitel Finance Corp.,
7,908	11.000%, 08/01/17 (e)	8,432
16,886	11.500%, 04/01/18	16,379

		42,784

	Media — 5.8%
	Adelphia Communications Corp.,
1,075	7.750%, 01/15/09 (d)	8
1,450	8.125%, 07/15/03 (d)	10
3,175	9.375%, 11/15/09 (d)	22
3,500	10.875%, 10/01/10 (d)	24
19,636	Altice S.A., (Luxembourg), 7.750%, 05/15/22 (e)	20,642
8,119	AMC Entertainment, Inc., 5.875%, 02/15/22	8,403

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
32,655	Cablevision Systems Corp., 8.000%, 04/15/20	37,308
2,525	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.625%, 02/15/24 (e)	2,594
10,318	Cenveo Corp., 8.875%, 02/01/18	10,576
3,305	Cinemark USA, Inc., 5.125%, 12/15/22	3,350
	Clear Channel Communications, Inc.,
13,487	9.000%, 12/15/19	14,364
1,410	9.000%, 03/01/21	1,505
	Clear Channel Worldwide Holdings, Inc.,
12,275	6.500%, 11/15/22	13,057
29,355	Series B, 6.500%, 11/15/22	31,410
25,901	Series B, 7.625%, 03/15/20	27,844
2,650	Series A, 7.625%, 03/15/20	2,835
2,809	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	2,858
	CSC Holdings LLC,
11,950	5.250%, 06/01/24 (e)	11,950
13,090	6.750%, 11/15/21	14,595
	DISH DBS Corp.,
5,410	5.125%, 05/01/20	5,681
53,554	6.750%, 06/01/21	60,583
5,390	DreamWorks Animation SKG, Inc.,
	6.875%, 08/15/20 (e)	5,821
12,815	Gannett Co., Inc., 6.375%, 10/15/23 (e)	13,680
21,860	Gray Television, Inc., 7.500%, 10/01/20	23,445
1,156	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	1,295
11,425	Liberty Interactive LLC, 8.250%, 02/01/30	12,625
4,075	Live Nation Entertainment, Inc., 5.375%, 06/15/22 (e)	4,106
3,977	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 10.000%, 04/01/21 (e)	4,544
2,786	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	2,946
3,915	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	4,179
3,863	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	3,892
	Numericable Group S.A., (France),
6,464	4.875%, 05/15/19 (e)	6,593
36,930	6.000%, 05/15/22 (e)	38,315
19,534	6.250%, 05/15/24 (e)	20,438
4,740	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	4,823
4,695	Radio One, Inc., 9.250%, 02/15/20 (e)	5,071
5,550	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	5,925
8,520	Regal Entertainment Group, 5.750%, 03/15/22	8,797
	Sinclair Television Group, Inc.,
15,980	5.375%, 04/01/21	15,920
5,500	6.375%, 11/01/21	5,748
	Sirius XM Radio, Inc.,
5,660	4.250%, 05/15/20 (e)	5,575
5,670	4.625%, 05/15/23 (e)	5,400
11,271	5.750%, 08/01/21 (e)	11,863
3,295	5.875%, 10/01/20 (e)	3,493
17,500	6.000%, 07/15/24 (e)	17,981
5,755	Time, Inc., 5.750%, 04/15/22 (e)	5,755
	Univision Communications, Inc.,
21,640	5.125%, 05/15/23 (e)	22,235
41,691	6.750%, 09/15/22 (e)	45,652
6,828	7.875%, 11/01/20 (e)	7,519
16,625	8.500%, 05/15/21 (e)	18,246
	Videotron Ltd., (Canada),
3,299	5.000%, 07/15/22	3,377
14,466	5.375%, 06/15/24 (e)	14,792
22,836	VTR Finance B.V., (Netherlands), 6.875%, 01/15/24 (e)	24,206
9,835	WMG Acquisition Corp., 6.750%, 04/15/22 (e)	9,835

		653,711

	Multiline Retail — 0.2%
16,552	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	18,207

	Specialty Retail — 1.0%
2,510	Asbury Automotive Group, Inc., 8.375%, 11/15/20	2,799
	Claire’s Stores, Inc.,
11,275	6.125%, 03/15/20 (e)	10,739
27,405	8.875%, 03/15/19	23,363
29,750	9.000%, 03/15/19 (e)	30,568
7,337	CST Brands, Inc., 5.000%, 05/01/23	7,319
7,930	Guitar Center, Inc., 6.500%, 04/15/19 (e)	7,643
7,000	L Brands, Inc., 5.625%, 10/15/23	7,420
2,149	Neebo, Inc., 15.000%, 06/30/16 (e)	2,232
9,260	Radio Systems Corp., 8.375%, 11/01/19 (e)	10,117
3,694	Sally Holdings LLC/Sally Capital, Inc., 5.500%, 11/01/23	3,786

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Specialty Retail — continued
2,058	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	2,248

		108,234

	Textiles, Apparel & Luxury Goods — 0.0% (g)
4,200	Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 08/01/18 (e)	4,557

	Total Consumer Discretionary	1,538,007

	Consumer Staples — 4.2%
	Beverages — 0.2%
	Constellation Brands, Inc.,
3,259	3.750%, 05/01/21	3,239
5,130	4.250%, 05/01/23	5,117
3,800	6.000%, 05/01/22	4,275
13,897	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21 (e)	15,425

		28,056

	Food & Staples Retailing — 0.8%
11,455	Ingles Markets, Inc., 5.750%, 06/15/23	11,598
4,029	Michael Foods Group, Inc., 9.750%, 07/15/18	4,267
	New Albertsons, Inc.,
2,998	6.625%, 06/01/28	2,316
6,443	7.750%, 06/15/26	5,605
4,145	8.000%, 05/01/31	3,627
3,877	8.700%, 05/01/30	3,548
	Rite Aid Corp.,
11,320	6.750%, 06/15/21	12,254
4,000	9.250%, 03/15/20	4,560
20,025	10.250%, 10/15/19	21,752
14,730	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	16,074

		85,601

	Food Products — 1.7%
17,683	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	18,987
10,275	Darling Ingredients, Inc., 5.375%, 01/15/22 (e)	10,686
28,050	H.J. Heinz Co., 4.250%, 10/15/20 (e)	28,050
	JBS USA LLC/JBS USA Finance, Inc.,
23,900	7.250%, 06/01/21 (e)	25,812
8,694	8.250%, 02/01/20 (e)	9,466
4,841	Pilgrim’s Pride Corp., 7.875%, 12/15/18	5,156
25,508	Post Holdings, Inc., 6.750%, 12/01/21 (e)	27,038
	Smithfield Foods, Inc.,
21,076	5.250%, 08/01/18 (e)	22,077
14,051	5.875%, 08/01/21 (e)	14,929
12,634	6.625%, 08/15/22	13,850
4,377	7.750%, 07/01/17	5,045
3,671	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	3,836

		184,932

	Household Products — 1.4%
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
31,000	5.750%, 10/15/20	32,240
15,600	6.875%, 02/15/21	16,809
7,633	7.125%, 04/15/19	8,015
27,331	7.875%, 08/15/19	29,859
4,800	8.250%, 02/15/21	5,106
12,025	8.500%, 05/15/18	12,566
11,575	9.000%, 04/15/19	12,269
28,314	9.875%, 08/15/19	31,181
	Spectrum Brands, Inc.,
3,742	6.625%, 11/15/22	4,098
7,699	6.750%, 03/15/20	8,276

		160,419

	Personal Products — 0.1%
7,460	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	7,637
4,863	Revlon Consumer Products Corp., 5.750%, 02/15/21	4,936

		12,573

	Total Consumer Staples	471,581

	Energy — 14.2%
	Energy Equipment & Services — 2.2%
	Basic Energy Services, Inc.,
4,875	7.750%, 02/15/19	5,204
11,849	7.750%, 10/15/22	13,167
9,737	CGG S.A., (France), 6.875%, 01/15/22 (e)	9,445
7,200	Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22 (e)	7,272
	Hiland Partners LP/Hiland Partners Finance Corp.,
3,780	5.500%, 05/15/22 (e)	3,837
13,498	7.250%, 10/01/20 (e)	14,746
23,459	Key Energy Services, Inc., 6.750%, 03/01/21	24,515
2,490	McDermott International, Inc., (Panama), 8.000%, 05/01/21 (e)	2,527
7,299	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	7,244

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
	Parker Drilling Co.,
8,082	6.750%, 07/15/22 (e)	8,365
6,180	7.500%, 08/01/20	6,628
13,208	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	14,133
6,100	PHI, Inc., 5.250%, 03/15/19 (e)	6,207
	Pioneer Energy Services Corp.,
3,867	6.125%, 03/15/22 (e)	3,973
2,991	9.875%, 03/15/18	3,152
	Precision Drilling Corp., (Canada),
11,422	5.250%, 11/15/24 (e)	11,536
5,550	6.500%, 12/15/21	6,008
8,695	6.625%, 11/15/20	9,304
14,799	Sea Trucks Group, (Nigeria), Reg. S, 9.000%, 03/26/18 (e)	14,281
	Seadrill Ltd., (Bermuda),
4,571	6.125%, 09/15/17 (e)	4,788
7,700	6.500%, 10/05/15	8,047
1,000	6.625%, 09/15/20 (e)	1,005
3,000	SESI LLC, 7.125%, 12/15/21	3,390
5,108	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.500%, 07/01/21	5,542
14,744	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	15,702
38,462	Unit Corp., 6.625%, 05/15/21	40,962

		250,980

	Oil, Gas & Consumable Fuels — 12.0%
	Access Midstream Partners LP/ACMP Finance Corp.,
23,000	4.875%, 05/15/23	24,035
9,703	5.875%, 04/15/21	10,346
14,383	6.125%, 07/15/22	15,677
6,171	Antero Resources Corp., 5.125%, 12/01/22 (e)	6,341
	Antero Resources Finance Corp.,
5,085	5.375%, 11/01/21	5,295
16,750	6.000%, 12/01/20	17,901
	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
11,500	4.750%, 11/15/21	11,155
10,928	5.875%, 08/01/23	11,037
7,000	6.625%, 10/01/20	7,420
	Baytex Energy Corp., (Canada),
3,044	5.125%, 06/01/21 (e)	3,082
3,044	5.625%, 06/01/24 (e)	3,063
3,559	Bill Barrett Corp., 7.000%, 10/15/22	3,755
3,000	Bonanza Creek Energy, Inc., 6.750%, 04/15/21	3,202
	Chesapeake Energy Corp.,
4,111	3.250%, 03/15/16	4,142
23,367	4.875%, 04/15/22	24,214
10,400	5.375%, 06/15/21	11,076
8,900	5.750%, 03/15/23	9,924
14,666	6.125%, 02/15/21	16,481
2,100	6.625%, 08/15/20	2,420
8,120	6.875%, 11/15/20	9,439
3,000	7.250%, 12/15/18	3,548
13,750	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	14,506
	Cimarex Energy Co.,
8,442	4.375%, 06/01/24	8,590
19,755	5.875%, 05/01/22	21,878
5,867	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	6,219
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
1,830	6.375%, 03/15/24	1,921
3,288	8.500%, 12/15/19	3,539
	Comstock Resources, Inc.,
7,300	7.750%, 04/01/19	7,774
12,025	9.500%, 06/15/20	13,709
	Concho Resources, Inc.,
13,101	5.500%, 10/01/22	14,051
5,239	5.500%, 04/01/23	5,606
4,585	6.500%, 01/15/22	5,078
9,054	7.000%, 01/15/21	10,027
	CONSOL Energy, Inc.,
14,640	5.875%, 04/15/22 (e)	15,189
10,380	6.375%, 03/01/21	11,003
4,730	8.250%, 04/01/20	5,144
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
9,092	6.125%, 03/01/22 (e)	9,524
6,667	7.750%, 04/01/19	7,134
9,735	Crosstex Energy LP/Crosstex Energy Finance Corp., 7.125%, 06/01/22	11,305
14,810	Diamondback Energy, Inc., 7.625%, 10/01/21 (e)	16,143
4,950	El Paso LLC, 6.500%, 09/15/20	5,484

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
4,800	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	5,647
	Energy Transfer Equity LP,
18,925	5.875%, 01/15/24	19,540
5,834	7.500%, 10/15/20	6,738
	Energy XXI Gulf Coast, Inc.,
6,357	6.875%, 03/15/24 (e)	6,405
13,875	7.500%, 12/15/21	14,742
2,064	9.250%, 12/15/17	2,221
7,354	EnQuest plc, (United Kingdom), 7.000%, 04/15/22 (e)	7,611
15,120	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	17,369
	EP Energy LLC/Everest Acquisition Finance, Inc.,
6,655	6.875%, 05/01/19	7,121
6,302	7.750%, 09/01/22	7,066
17,365	EXCO Resources, Inc., 8.500%, 04/15/22	17,929
8,275	Genesis Energy LP, 5.625%, 06/15/24	8,337
	Genesis Energy LP/Genesis Energy Finance Corp.,
12,175	5.750%, 02/15/21	12,601
6,000	7.875%, 12/15/18	6,405
	Halcon Resources Corp.,
16,515	9.250%, 02/15/22	17,671
5,236	9.750%, 07/15/20	5,733
	Hilcorp Energy I LP/Hilcorp Finance Co.,
20,565	7.625%, 04/15/21 (e)	22,493
3,140	8.000%, 02/15/20 (e)	3,368
7,994	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	8,534
12,505	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e)	13,193
	Kinder Morgan, Inc.,
5,746	5.000%, 02/15/21 (e)	5,792
5,746	5.625%, 11/15/23 (e)	5,794
	Kodiak Oil & Gas Corp., (Canada),
7,050	5.500%, 01/15/21	7,279
5,955	5.500%, 02/01/22	6,089
4,395	Laredo Petroleum, Inc., 7.375%, 05/01/22	4,867
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
8,414	4.500%, 07/15/23	8,267
6,396	5.500%, 02/15/23	6,684
9,088	6.250%, 06/15/22	9,815
324	6.500%, 08/15/21	350
17,060	6.750%, 11/01/20	18,552
15,186	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	15,983
	MEG Energy Corp., (Canada),
4,155	6.500%, 03/15/21 (e)	4,399
4,460	7.000%, 03/31/24 (e)	4,817
5,490	Memorial Resource Development LLC/Memorial Resource Finance Corp., PIK, 10.000%, 12/15/18 (e)	5,627
1,361	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, 10/01/20	1,518
2,000	Murphy Oil USA, Inc., 6.000%, 08/15/23 (e)	2,080
3,093	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	3,240
	Newfield Exploration Co.,
8,655	5.625%, 07/01/24	9,218
8,000	5.750%, 01/30/22	8,680
13,895	6.875%, 02/01/20	14,763
6,070	7.125%, 05/15/18	6,245
7,048	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/21 (e)	7,400
11,995	Oasis Petroleum, Inc., 6.875%, 03/15/22 (e)	13,045
	Peabody Energy Corp.,
16,070	6.000%, 11/15/18	16,753
24,250	6.250%, 11/15/21	24,250
	Plains Exploration & Production Co.,
1,937	6.500%, 11/15/20	2,150
9,000	6.750%, 02/01/22	10,102
3,896	6.875%, 02/15/23	4,427
	QEP Resources, Inc.,
10,196	5.250%, 05/01/23	10,196
21,162	5.375%, 10/01/22	21,427
20,569	6.875%, 03/01/21	22,883
	Range Resources Corp.,
3,033	5.000%, 03/15/23	3,185
1,080	6.750%, 08/01/20	1,169
	Regency Energy Partners LP/Regency Energy Finance Corp.,
4,168	4.500%, 11/01/23	3,970
8,000	5.500%, 04/15/23	8,180
9,777	5.875%, 03/01/22	10,388
12,345	6.500%, 07/15/21	13,302

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Rosetta Resources, Inc.,
12,200	5.625%, 05/01/21	12,536
17,915	5.875%, 06/01/22	18,452
5,610	5.875%, 06/01/24	5,708
12,516	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	13,111
22,215	Samson Investment Co., 10.750%, 02/15/20 (e)	23,215
10,100	SandRidge Energy, Inc., 7.500%, 03/15/21	10,756
6,876	SemGroup Corp., 7.500%, 06/15/21	7,409
	SM Energy Co.,
8,600	5.000%, 01/15/24 (e)	8,471
13,315	6.500%, 11/15/21	14,413
14,280	6.500%, 01/01/23	15,494
21,659	6.625%, 02/15/19	22,986
25,108	Stone Energy Corp., 7.500%, 11/15/22	27,430
	Swift Energy Co.,
7,017	7.125%, 06/01/17	7,096
10,735	7.875%, 03/01/22	11,057
186	8.875%, 01/15/20	198
11,190	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	11,805
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
10,000	5.250%, 05/01/23	10,225
3,600	6.375%, 08/01/22	3,861
11,585	6.875%, 02/01/21	12,425
4,288	Tesoro Corp., 5.125%, 04/01/24	4,320
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
5,810	5.875%, 10/01/20	6,072
7,031	5.875%, 10/01/20 (e)	7,347
9,000	6.125%, 10/15/21	9,495
16,555	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	17,466
3,565	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	3,850
21,900	W&T Offshore, Inc., 8.500%, 06/15/19	23,707
5,143	Western Refining, Inc., 6.250%, 04/01/21	5,349
7,000	Westmoreland Coal Co./Westmoreland Partners, 10.750%, 02/01/18 (e)	7,595
16,440	Whiting Petroleum Corp., 5.000%, 03/15/19	17,324
	WPX Energy, Inc.,
18,045	5.250%, 01/15/17	19,263
45,315	6.000%, 01/15/22	47,467

		1,336,890

	Total Energy	1,587,870

	Financials — 6.4%
	Banks — 1.8%
6,640	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	7,628
	CIT Group, Inc.,
89	3.875%, 02/19/19	90
7,626	5.000%, 08/15/22	7,874
55,005	5.250%, 03/15/18	59,062
3,256	5.375%, 05/15/20	3,484
1,250	5.500%, 02/15/19 (e)	1,350
31,425	6.625%, 04/01/18 (e)	35,117
	Royal Bank of Scotland Group plc, (United Kingdom),
3,035	5.125%, 05/28/24	3,037
6,461	6.000%, 12/19/23	6,933
49,955	6.100%, 06/10/23	54,178
11,884	6.125%, 12/15/22	12,943
5,001	Royal Bank of Scotland plc (The), (United Kingdom), Reg. S, VAR, 9.500%, 03/16/22	5,882

		197,578

	Capital Markets — 0.3%
9,350	E*TRADE Financial Corp., 6.375%, 11/15/19	10,156
	Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
4,889	5.625%, 03/15/20 (e)	5,183
3,049	5.875%, 03/15/22 (e)	3,247
4,309	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	4,594
5,621	Walter Investment Management Corp., 7.875%, 12/15/21 (e)	5,670

		28,850

	Consumer Finance — 1.3%
17,200	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 4.500%, 05/15/21 (e)	17,329
	Ally Financial, Inc.,
681	4.750%, 09/10/18	724
5,100	6.250%, 12/01/17	5,699
50,882	7.500%, 09/15/20	60,677
18,265	8.000%, 03/15/20	22,146
21,569	8.000%, 11/01/31	26,934

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
3,758	First Cash Financial Services, Inc., 6.750%, 04/01/21 (e)	3,979
8,325	General Motors Financial Co., Inc., 4.750%, 08/15/17	8,887

		146,375

	Diversified Financial Services — 1.0%
17,500	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	14,000
8,135	Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.750%, 02/15/18 (e)	8,745
144,695	Capmark Financial Group, Inc., Escrow, 0.000%, 05/10/10 (d) (i)	723
24,501	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	20,826
31,350	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	32,722
9,201	Highland Ranch, 6.700%, 09/01/20 (i)	7,544
6,324	Igloo Holdings Corp., PIK, 9.000%, 12/15/17 (e)	6,443
5,690	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 04/15/22 (e)	5,733
3,097	7.375%, 04/01/20 (e)	3,252
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
1,764	6.500%, 07/01/21	1,678
3,177	7.875%, 10/01/20	3,209
6,375	9.625%, 05/01/19	6,996
3,355	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	3,393

		115,264

	Insurance — 1.2%
21,423	American International Group, Inc., VAR, 8.175%, 05/15/58	28,975
4,770	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	5,044
5,281	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	5,664
9,705	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	11,488
	Liberty Mutual Group, Inc.,
15,724	7.800%, 03/15/37 (e)	18,554
24,668	VAR, 10.750%, 06/15/58 (e)	37,989
5,735	National Financial Partners Corp., 9.000%, 07/15/21 (e)	6,265
5,001	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	5,264
10,583	USI, Inc., 7.750%, 01/15/21 (e)	10,901

		130,144

	Real Estate Investment Trusts (REITs) — 0.5%
7,160	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	7,482
	Crown Castle International Corp.,
7,509	4.875%, 04/15/22	7,753
11,125	5.250%, 01/15/23	11,570
8,270	DuPont Fabros Technology LP, 5.875%, 09/15/21	8,559
7,237	iStar Financial, Inc., 9.000%, 06/01/17	8,467
3,494	Potlatch Corp., 7.500%, 11/01/19	4,049
11,400	Rayonier AM Products, Inc., 5.500%, 06/01/24 (e)	11,543

		59,423

	Real Estate Management & Development — 0.3%
10,025	CBRE Services, Inc., 6.625%, 10/15/20	10,626
	Kennedy-Wilson, Inc.,
2,886	5.875%, 04/01/24	2,890
7,690	8.750%, 04/01/19	8,382
8,361	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	8,466

		30,364

	Total Financials	707,998

	Health Care — 8.1%
	Health Care Equipment & Supplies — 1.1%
	Alere, Inc.,
7,858	6.500%, 06/15/20	8,270
250	7.250%, 07/01/18	273
	Biomet, Inc.,
20,570	6.500%, 08/01/20	22,319
17,405	6.500%, 10/01/20	18,710
7,380	ConvaTec Finance International S.A., (Luxembourg), PIK, 9.000%, 01/15/19 (e)	7,546
30,322	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	33,127
12,350	Hologic, Inc., 6.250%, 08/01/20	13,122
	Mallinckrodt International Finance S.A., (Luxembourg),
2,067	3.500%, 04/15/18	2,057
5,458	4.750%, 04/15/23	5,294
	Teleflex, Inc.,
7,485	5.250%, 06/15/24 (e)	7,588

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Equipment & Supplies — continued
3,250	6.875%, 06/01/19	3,465

		121,771

	Health Care Providers & Services — 5.1%
4,165	Acadia Healthcare Co., Inc., 6.125%, 03/15/21	4,352
8,200	Amsurg Corp., 5.625%, 11/30/20	8,200
2,840	Catamaran Corp., (Canada), 4.750%, 03/15/21	2,883
3,245	Centene Corp., 4.750%, 05/15/22	3,286
	CHS/Community Health Systems, Inc.,
6,445	5.125%, 08/15/18	6,775
10,085	5.125%, 08/01/21 (e)	10,236
21,068	6.875%, 02/01/22 (e)	22,174
10,362	7.125%, 07/15/20	11,243
14,950	8.000%, 11/15/19	16,408
	DaVita HealthCare Partners, Inc.,
10,500	5.750%, 08/15/22	11,248
15,110	6.375%, 11/01/18	15,866
8,800	6.625%, 11/01/20	9,372
5,832	Envision Healthcare Corp., 8.125%, 06/01/19	6,196
8,281	Fresenius Medical Care U.S. Finance II, Inc., 5.625%, 07/31/19 (e)	9,036
10,151	5.875%, 01/31/22 (e)	11,014
	Fresenius Medical Care U.S. Finance, Inc.,
10,235	5.750%, 02/15/21 (e)	11,105
3,075	6.500%, 09/15/18 (e)	3,479
8,669	6.875%, 07/15/17	9,839
11,585	HCA Holdings, Inc., 6.250%, 02/15/21	12,396
	HCA, Inc.,
12,688	3.750%, 03/15/19	12,910
6,945	4.750%, 05/01/23	6,945
11,701	5.000%, 03/15/24	11,876
10,440	5.875%, 03/15/22	11,367
6,800	5.875%, 05/01/23	7,038
8,053	6.375%, 01/15/15	8,295
29,793	6.500%, 02/15/20	33,852
8,825	7.250%, 09/15/20	9,498
19,448	7.500%, 02/15/22	22,414
22,600	8.000%, 10/01/18	26,950
17,045	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	18,174
	inVentiv Health, Inc.,
6,300	9.000%, 01/15/18 (e)	6,741
22,846	11.000%, 08/15/18 (e)	21,532
5,348	11.000%, 08/15/18 (e)	5,054
	LifePoint Hospitals, Inc.,
10,446	5.500%, 12/01/21 (e)	10,942
5,450	6.625%, 10/01/20	5,886
29,000	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	30,088
17,027	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	18,091
3,100	Omnicare, Inc., 7.750%, 06/01/20	3,348
	Tenet Healthcare Corp.,
9,413	4.375%, 10/01/21	9,248
8,041	4.500%, 04/01/21	7,981
5,725	4.750%, 06/01/20	5,797
5,540	5.000%, 03/01/19 (e)	5,651
14,245	6.000%, 10/01/20	15,313
10,025	6.250%, 11/01/18	11,052
7,155	6.750%, 02/01/20	7,656
9,930	8.000%, 08/01/20	10,824
24,116	8.125%, 04/01/22	27,432
14,630	United Surgical Partners International, Inc., 9.000%, 04/01/20	16,203

		573,266

	Health Care Technology — 0.1%
9,560	IMS Health, Inc., 6.000%, 11/01/20 (e)	10,086

	Pharmaceuticals — 1.8%
5,480	Capsugel S.A., (Luxembourg), PIK, 7.000%, 05/15/19 (e)	5,631
16,940	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	17,237
14,025	Celtic Pharma Phinco B.V., (Bermuda), 17.000%, 06/15/12 (d) (i)	1
7,800	Endo Finance LLC, 5.750%, 01/15/22 (e)	7,995
	Endo Finance LLC & Endo Finco, Inc.,
5,300	7.000%, 07/15/19 (e)	5,684
3,130	7.000%, 12/15/20 (e)	3,357
1,959	7.250%, 01/15/22 (e)	2,136
	Forest Laboratories, Inc.,
8,885	4.375%, 02/01/19 (e)	9,618
4,560	4.875%, 02/15/21 (e)	4,976
8,790	Grifols Worldwide Operations Ltd., (Ireland), 5.250%, 04/01/22 (e)	9,098
2,025	Hospira, Inc., 5.200%, 08/12/20	2,222
2,296	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	2,491

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
		Pharmaceuticals — continued
7,640		Salix Pharmaceuticals Ltd., 6.000%, 01/15/21 (e)	8,194
		Valeant Pharmaceuticals International, Inc., (Canada),
16,500		5.625%, 12/01/21 (e)	17,119
26,088		6.375%, 10/15/20 (e)	27,914
5,450		6.750%, 10/01/17 (e)	5,716
19,415		6.750%, 08/15/18 (e)	20,968
5,870		6.750%, 08/15/21 (e)	6,237
9,400		6.875%, 12/01/18 (e)	9,893
13,520		7.000%, 10/01/20 (e)	14,399
1,390		7.250%, 07/15/22 (e)	1,504
16,634		7.500%, 07/15/21 (e)	18,464

			200,854

		Total Health Care	905,977

		Industrials — 9.3%
		Aerospace & Defense — 1.0%
		Alliant Techsystems, Inc.,
3,725		5.250%, 10/01/21 (e)	3,883
5,380		6.875%, 09/15/20	5,851
		B/E Aerospace, Inc.,
7,907		5.250%, 04/01/22	8,401
6,563		6.875%, 10/01/20	7,137
		Bombardier, Inc., (Canada),
16,913		4.750%, 04/15/19 (e)	17,124
5,695		6.125%, 01/15/23 (e)	5,823
10,400		7.500%, 03/15/18 (e)	11,778
4,350		DigitalGlobe, Inc., 5.250%, 02/01/21	4,274
5,184		GenCorp, Inc., 7.125%, 03/15/21	5,638
5,151		Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19 (e)	5,273
4,153		Spirit AeroSystems, Inc., 5.250%, 03/15/22 (e)	4,226
		TransDigm, Inc.,
10,140		5.500%, 10/15/20	10,191
8,884		6.000%, 07/15/22 (e)	8,951
8,884		6.500%, 07/15/24 (e)	9,017
4,155		Triumph Group, Inc., 8.625%, 07/15/18	4,369

			111,936

		Airlines — 1.0%
22,420		Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	24,325
–	(h)	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	—	(h)
11,129		Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21 (m)	12,826
2,876		Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	3,257
9,050		Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	9,638
5,703		Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	6,637
4,457		Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	4,479
285		Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	327
16,146		Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	17,842
21,904		Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	25,080
1,791		UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	2,055
3,200		United Airlines, Inc., 6.750%, 09/15/15 (e)	3,242

			109,708

		Building Products — 0.7%
		Building Materials Corp. of America,
14,796		6.750%, 05/01/21 (e)	15,980
8,302		6.875%, 08/15/18 (e)	8,639
8,650		Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	9,190
10,900		Griffon Corp., 5.250%, 03/01/22 (e)	10,764
		Masco Corp.,
4,092		5.950%, 03/15/22	4,496
1,075		7.125%, 03/15/20	1,258
19,275		Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	21,010
5,344		USG Corp., 5.875%, 11/01/21 (e)	5,665

			77,002

		Commercial Services & Supplies — 2.1%
		ADT Corp. (The),
4,157		3.500%, 07/15/22	3,814
4,400		4.125%, 04/15/19	4,400
22,200		4.125%, 06/15/23	20,757
19,560		6.250%, 10/15/21	20,587
10,429		Aramark Services, Inc., 5.750%, 03/15/20	11,094
15,450		Casella Waste Systems, Inc., 7.750%, 02/15/19	16,223
3,287		Ceridian LLC/Comdata, Inc., 8.125%, 11/15/17 (e)	3,320
4,800		Covanta Holding Corp., 5.875%, 03/01/24	4,920

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Commercial Services & Supplies — continued
	Deluxe Corp.,
8,234	6.000%, 11/15/20	8,645
1,639	7.000%, 03/15/19	1,754
	Garda World Security Corp., (Canada),
17,035	7.250%, 11/15/21 (e)	17,908
	Harland Clarke Holdings Corp.,
5,500	6.875%, 03/01/20 (e)	5,706
6,275	9.250%, 03/01/21 (e)	6,440
5,490	9.750%, 08/01/18 (e)	6,053
46,054	ILFC E-Capital Trust I, VAR, 5.210%, 12/21/65 (e)	44,212
20,981	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	20,719
9,202	Iron Mountain, Inc., 5.750%, 08/15/24	9,202
10,496	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	10,758
4,972	Mustang Merger Corp., 8.500%, 08/15/21 (e)	5,444
9,000	Quad/Graphics, Inc., 7.000%, 05/01/22 (e)	9,000
	Quebecor World Capital Corp., (Canada),
9,190	6.125%, 11/15/13 (d) (i)	92
6,815	6.500%, 08/01/27 (d) (i)	68
3,825	9.750%, 01/15/15 (d) (i)	38
	R.R. Donnelley & Sons Co.,
2,025	6.000%, 04/01/24	2,045
3,710	6.500%, 11/15/23	3,896

		237,095

	Construction & Engineering — 0.4%
9,689	Dycom Investments, Inc., 7.125%, 01/15/21	10,416
5,800	MasTec, Inc., 4.875%, 03/15/23	5,582
25,205	Tutor Perini Corp., 7.625%, 11/01/18	26,654

		42,652

	Electrical Equipment — 0.2%
3,347	Artesyn Escrow, Inc., 9.750%, 10/15/20 (e)	3,130
12,138	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	13,230
6,293	Sensata Technologies B.V., (Netherlands), 4.875%, 10/15/23 (e)	6,246

		22,606

	Industrial Conglomerates — 0.1%
8,015	J.M. Huber Corp., 9.875%, 11/01/19 (e)	9,157

	Machinery — 0.8%
4,410	Amsted Industries, Inc., 5.000%, 03/15/22 (e)	4,421
19,955	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	21,352
	Bluewater Holding B.V., (Netherlands),
2,500	10.000%, 12/10/19 (e)	2,650
23,400	Reg. S, 10.000%, 12/10/19 (e)	24,804
9,890	Briggs & Stratton Corp., 6.875%, 12/15/20	10,978
4,207	Columbus McKinnon Corp., 7.875%, 02/01/19	4,496
15,190	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	16,709

		85,410

	Marine — 0.5%
15,347	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.250%, 05/01/22 (e)	15,788
7,232	Ridgebury Crude Tankers LLC, 7.625%, 03/20/17 (e)	7,395
9,082	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	9,763
21,461	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	23,178
2,793	World Wide Supply A.S., (Norway), Reg. S, 7.750%, 05/26/17 (e)	2,779

		58,903

	Professional Services — 0.0% (g)
	FTI Consulting, Inc.,
2,246	6.000%, 11/15/22	2,302
2,500	6.750%, 10/01/20	2,669

		4,971

	Road & Rail — 0.6%
9,989	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	10,888
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
12,500	5.125%, 06/01/22 (e)	12,500
7,869	5.500%, 04/01/23	8,026
9,653	9.750%, 03/15/20	10,956
	Hertz Corp. (The),
2,343	4.250%, 04/01/18	2,437
1,463	5.875%, 10/15/20	1,547
4,815	6.250%, 10/15/22	5,146
3,459	6.750%, 04/15/19	3,697
6,289	7.375%, 01/15/21	6,902

		62,099

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Trading Companies & Distributors — 1.9%
	Aircastle Ltd., (Bermuda),
2,882	6.250%, 12/01/19	3,120
5,810	7.625%, 04/15/20	6,696
3,985	Fly Leasing Ltd., (Bermuda), 6.750%, 12/15/20	4,194
10,367	H&E Equipment Services, Inc., 7.000%, 09/01/22	11,404
	HD Supply, Inc.,
10,265	7.500%, 07/15/20	11,137
10,025	8.125%, 04/15/19	11,053
	International Lease Finance Corp.,
5,899	4.625%, 04/15/21	6,002
4,965	5.875%, 04/01/19	5,424
24,055	6.250%, 05/15/19	26,731
29,982	8.250%, 12/15/20	36,316
6,650	8.625%, 01/15/22	8,229
	United Rentals North America, Inc.,
9,935	5.750%, 11/15/24	10,283
8,488	6.125%, 06/15/23	9,124
9,595	7.375%, 05/15/20	10,698
18,734	7.625%, 04/15/22	21,240
13,240	8.250%, 02/01/21	14,829
13,750	8.375%, 09/15/20	15,194

		211,674

	Total Industrials	1,033,213

	Information Technology — 3.9%
	Communications Equipment — 0.7%
	Alcatel-Lucent USA, Inc.,
8,447	4.625%, 07/01/17 (e)	8,679
10,993	6.450%, 03/15/29	10,746
8,285	6.750%, 11/15/20 (e)	8,803
	Avaya, Inc.,
11,985	7.000%, 04/01/19 (e)	11,865
12,136	10.500%, 03/01/21 (e)	10,983
	CommScope, Inc.,
1,573	5.000%, 06/15/21 (e)	1,581
1,573	5.500%, 06/15/24 (e)	1,581
4,375	CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22	4,648
	Goodman Networks, Inc.,
13,140	12.125%, 07/01/18	14,487
6,375	12.375%, 07/01/18 (e)	7,028

		80,401

	Electronic Equipment, Instruments & Components — 0.4%
	Brightstar Corp.,
5,250	7.250%, 08/01/18 (e)	5,762
4,267	9.500%, 12/01/16 (e)	4,614
10,899	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	11,866
7,635	Sanmina Corp., 4.375%, 06/01/19 (e)	7,673
11,527	Viasystems, Inc., 7.875%, 05/01/19 (e)	12,190

		42,105

	Internet Software & Services — 0.0% (g)
	Equinix, Inc.,
2,065	4.875%, 04/01/20	2,122
1,085	7.000%, 07/15/21	1,207

		3,329

	IT Services — 1.7%
1,995	Cardtronics, Inc., 8.250%, 09/01/18	2,107
6,697	Ceridian Corp., 8.875%, 07/15/19 (e)	7,551
	First Data Corp.,
17,655	6.750%, 11/01/20 (e)	18,957
4,340	7.375%, 06/15/19 (e)	4,655
34,578	8.250%, 01/15/21 (e)	37,517
9,474	10.625%, 06/15/21	10,859
5,731	11.250%, 01/15/21	6,591
20,642	11.750%, 08/15/21	22,913
23,168	12.625%, 01/15/21	27,859
16,121	PIK, 10.000%, 01/15/22 (e)	17,653
6,173	First Data Holdings, Inc., PIK, 14.500%, 09/24/19 (e)	6,204
6,104	iGATE Corp., 4.750%, 04/15/19 (e)	6,188
860	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	926
3,347	SunGard Availability Services Capital, Inc., 8.750%, 04/01/22 (e)	3,121
	SunGard Data Systems, Inc.,
9,330	6.625%, 11/01/19	9,867
5,739	7.625%, 11/15/20	6,291

		189,259

	Semiconductors & Semiconductor Equipment — 0.5%
	Advanced Micro Devices, Inc.,
11,232	6.750%, 03/01/19 (e)	11,849
8,258	7.750%, 08/01/20	8,795
4,311	Amkor Technology, Inc., 6.375%, 10/01/22	4,570
3,771	Entegris, Inc., 6.000%, 04/01/22 (e)	3,790

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
	Freescale Semiconductor, Inc.,
4,337	5.000%, 05/15/21 (e)	4,418
5,714	6.000%, 01/15/22 (e)	6,100
3,540	Micron Technology, Inc., 5.875%, 02/15/22 (e)	3,779
	NXP B.V./NXP Funding LLC, (Netherlands),
3,338	3.500%, 09/15/16 (e)	3,417
5,230	5.750%, 02/15/21 (e)	5,590
3,663	5.750%, 03/15/23 (e)	3,910

		56,218

	Software — 0.4%
4,625	Activision Blizzard, Inc., 6.125%, 09/15/23 (e)	5,099
	Audatex North America, Inc.,
12,849	6.000%, 06/15/21 (e)	13,684
2,129	6.125%, 11/01/23 (e)	2,281
7,515	Infor Software Parent LLC/Infor Software Parent, Inc., PIK, 7.125%, 05/01/21 (e)	7,665
8,559	Infor U.S., Inc., 9.375%, 04/01/19	9,575
7,819	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	7,956

		46,260

	Technology Hardware, Storage & Peripherals — 0.2%
	NCR Corp.,
2,307	5.000%, 07/15/22	2,318
1,090	5.875%, 12/15/21 (e)	1,150
2,730	6.375%, 12/15/23 (e)	2,942
	Nokia OYJ, (Finland),
7,517	5.375%, 05/15/19	8,062
3,145	6.625%, 05/15/39	3,412
3,328	Seagate HDD Cayman, (Cayman Islands), 4.750%, 06/01/23 (e)	3,370

		21,254

	Total Information Technology	438,826

	Materials — 9.9%
	Chemicals — 2.2%
	Ashland, Inc.,
7,906	3.000%, 03/15/16	8,054
13,038	3.875%, 04/15/18	13,397
12,040	4.750%, 08/15/22	12,010
15,644	Axiall Corp., 4.875%, 05/15/23 (e)	15,527
10,800	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	14,537
	Celanese US Holdings LLC,
5,000	4.625%, 11/15/22	5,031
4,000	6.625%, 10/15/18	4,195
4,100	Chemtura Corp., 5.750%, 07/15/21	4,228
6,866	Eagle Spinco, Inc., 4.625%, 02/15/21 (e)	6,866
16,500	Huntsman International LLC, 4.875%, 11/15/20	16,995
	INEOS Group Holdings S.A., (Luxembourg),
4,516	5.875%, 02/15/19 (e)	4,601
6,617	6.125%, 08/15/18 (e)	6,848
	LyondellBasell Industries N.V., (Netherlands),
13,430	5.000%, 04/15/19	15,137
8,500	6.000%, 11/15/21	10,161
5,135	NOVA Chemicals Corp., (Canada), 5.250%, 08/01/23 (e)	5,533
10,550	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	10,972
8,200	Olin Corp., 5.500%, 08/15/22	8,487
3,000	OMNOVA Solutions, Inc., 7.875%, 11/01/18	3,173
4,125	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 04/01/20	4,465
	PolyOne Corp.,
18,137	5.250%, 03/15/23	18,364
16,903	7.375%, 09/15/20	18,445
	Rain CII Carbon LLC/CII Carbon Corp.,
11,845	8.000%, 12/01/18 (e)	12,408
13,640	8.250%, 01/15/21 (e)	14,151
2,052	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19	2,188
5,510	Tronox Finance LLC, 6.375%, 08/15/20	5,717

		241,490

	Construction Materials — 1.9%
	CEMEX Espana S.A., (Spain),
4,691	9.250%, 05/12/20 (e)	5,137
50,875	9.875%, 04/30/19 (e)	58,659
	Cemex Finance LLC,
6,910	6.000%, 04/01/24 (e)	7,092
4,540	8.910%, 09/15/17 (i)	4,551
29,555	9.375%, 10/12/22 (e)	34,727
	Cemex S.A.B. de C.V., (Mexico),
10,251	0.000%, 02/14/17 (i)	10,098
5,835	5.875%, 03/25/19 (e)	6,068

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Construction Materials — continued
16,975	6.500%, 12/10/19 (e)	18,058
17,882	7.250%, 01/15/21 (e)	19,379
500	9.000%, 01/11/18 (e)	539
1,650	VAR, 4.976%, 10/15/18 (e)	1,774
338	Headwaters, Inc., 7.250%, 01/15/19 (e)	358
1,069	Lafarge S.A., (France), 7.125%, 07/15/36	1,229
7,107	U.S. Concrete, Inc., 8.500%, 12/01/18 (e)	7,693
27,595	Vulcan Materials Co., 7.500%, 06/15/21	32,631

		207,993

	Containers & Packaging — 1.3%
5,124	Ardagh Packaging Finance plc, (Ireland), 7.375%, 10/15/17 (e)	5,400
	Ardagh Packaging Finance plc/Ardagh
	Holdings USA, Inc., (Ireland),
3,610	6.250%, 01/31/19 (e)	3,736
1,694	7.000%, 11/15/20 (e)	1,762
3,000	7.375%, 10/15/17 (e)	3,157
8,015	9.125%, 10/15/20 (e)	8,837
	Ball Corp.,
7,143	4.000%, 11/15/23	6,750
4,195	5.000%, 03/15/22	4,331
5,450	5.750%, 05/15/21	5,797
4,125	6.750%, 09/15/20	4,404
	Berry Plastics Corp.,
8,090	5.500%, 05/15/22	8,110
10,320	9.750%, 01/15/21	11,894
	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
9,855	5.625%, 12/15/16 (e)	10,015
9,805	6.000%, 06/15/17 (e)	10,001
4,535	Cascades, Inc., (Canada), 7.750%, 12/15/17	4,726
3,640	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	604
5,375	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	5,778
7,981	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	7,762
	Graphic Packaging International, Inc.,
5,525	4.750%, 04/15/21	5,546
5,200	7.875%, 10/01/18	5,499
	Sealed Air Corp.,
5,594	5.250%, 04/01/23 (e)	5,720
6,000	6.500%, 12/01/20 (e)	6,690
8,500	8.125%, 09/15/19 (e)	9,414
6,212	8.375%, 09/15/21 (e)	7,112

		143,045

	Metals & Mining — 4.3%
10,165	AK Steel Corp., 8.750%, 12/01/18	11,359
	Alcoa, Inc.,
8,011	5.400%, 04/15/21	8,575
8,685	5.720%, 02/23/19	9,585
8,906	5.900%, 02/01/27	9,279
8,231	6.150%, 08/15/20	9,152
6,594	6.750%, 01/15/28	7,225
	Aleris International, Inc.,
3,475	7.625%, 02/15/18	3,527
7,836	7.875%, 11/01/20	7,875
	APERAM, (Luxembourg),
5,618	7.375%, 04/01/16 (e)	5,794
20,696	7.750%, 04/01/18 (e)	22,041
	ArcelorMittal, (Luxembourg),
10,000	6.000%, 03/01/21	10,750
10,000	6.125%, 06/01/18	10,963
44,050	6.750%, 02/25/22	49,226
42,300	10.350%, 06/01/19	53,615
5,165	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	5,539
17,927	Coeur Mining, Inc., 7.875%, 02/01/21	17,434
	Commercial Metals Co.,
5,000	4.875%, 05/15/23	4,819
5,500	6.500%, 07/15/17	6,108
5,001	7.350%, 08/15/18	5,701
4,383	Constellium N.V., (Netherlands), 5.750%, 05/15/24 (e)	4,520
	First Quantum Minerals Ltd., (Canada),
11,611	6.750%, 02/15/20 (e)	11,843
11,611	7.000%, 02/15/21 (e)	11,843
3,500	7.250%, 10/15/19 (e)	3,623
11,551	7.250%, 05/15/22 (e)	11,869
	FMG Resources August 2006 Pty Ltd., (Australia),
4,187	6.000%, 04/01/17 (e)	4,334
8,537	6.875%, 02/01/18 (e)	8,942
15,636	6.875%, 04/01/22 (e)	16,496
4,000	8.250%, 11/01/19 (e)	4,350
23,681	Hecla Mining Co., 6.875%, 05/01/21	23,326
1,846	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	1,994

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
11,245	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	11,526
10,200	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	10,939
	New Gold, Inc., (Canada),
10,442	6.250%, 11/15/22 (e)	10,782
4,161	7.000%, 04/15/20 (e)	4,400
21,625	Novelis, Inc., (Canada), 8.750%, 12/15/20	24,031
4,255	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	4,803
7,575	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	8,134
8,160	Signode Industrial Group Lux S.A./Signode Industrial Group US, Inc., 6.375%, 05/01/22 (e)	8,242
	Steel Dynamics, Inc.,
4,300	5.250%, 04/15/23	4,397
6,172	6.125%, 08/15/19	6,712
8,017	6.375%, 08/15/22	8,728
16,000	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	16,280

		480,681

	Paper & Forest Products — 0.2%
5,805	Clearwater Paper Corp., 4.500%, 02/01/23	5,631
5,667	Louisiana-Pacific Corp., 7.500%, 06/01/20	6,262
3,166	Norbord, Inc., (Canada), 5.375%, 12/01/20 (e)	3,209
2,099	Resolute Forest Products, Inc., 5.875%, 05/15/23	2,026
2,350	Sappi Papier Holding GmbH, (Austria), 7.750%, 07/15/17 (e)	2,620
6,875	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	7,219

		26,967

	Total Materials	1,100,176

	Telecommunication Services — 10.1%
	Diversified Telecommunication Services — 6.2%
	Altice Financing S.A., (Luxembourg),
6,815	6.500%, 01/15/22 (e)	7,190
4,264	7.875%, 12/15/19 (e)	4,655
	CCO Holdings LLC/CCO Holdings Capital Corp.,
5,100	5.125%, 02/15/23	5,138
5,326	5.250%, 03/15/21	5,472
31,624	6.500%, 04/30/21	33,759
797	7.375%, 06/01/20	873
11,392	8.125%, 04/30/20	12,417
	Cincinnati Bell, Inc.,
4,631	8.375%, 10/15/20	5,083
3,510	8.750%, 03/15/18	3,681
18,565	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	24,367
82,827	Embarq Corp., 7.995%, 06/01/36	90,498
	Frontier Communications Corp.,
4,610	8.500%, 04/15/20	5,376
3,310	8.750%, 04/15/22	3,786
12,126	9.250%, 07/01/21	14,339
	Intelsat Jackson Holdings S.A., (Luxembourg),
13,125	5.500%, 08/01/23 (e)	13,059
25,412	6.625%, 12/15/22	26,492
4,165	6.625%, 12/15/22 (e)	4,342
24,335	7.250%, 10/15/20	26,282
3,510	7.500%, 04/01/21	3,844
	Intelsat Luxembourg S.A., (Luxembourg),
33,858	7.750%, 06/01/21	35,889
18,580	8.125%, 06/01/23	19,974
	Level 3 Communications, Inc.,
13,721	8.875%, 06/01/19	15,024
52,066	11.875%, 02/01/19	58,184
	Level 3 Financing, Inc.,
34,213	6.125%, 01/15/21 (e)	36,180
13,472	7.000%, 06/01/20	14,584
33,571	8.125%, 07/01/19	36,677
7,700	8.625%, 07/15/20	8,643
3,350	VAR, 3.823%, 01/15/18 (e)	3,400
4,654	PAETEC Holding Corp., 9.875%, 12/01/18	5,061
	Qwest Capital Funding, Inc.,
7,892	6.875%, 07/15/28	7,951
18,294	7.750%, 02/15/31	18,935
4,750	Qwest Corp., 7.250%, 09/15/25	5,503
17,198	Sprint Capital Corp., 8.750%, 03/15/32	19,907
4,500	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	4,781
10,746	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	11,848
4,290	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	4,676
	Virgin Media Finance plc, (United Kingdom),
4,850	5.250%, 02/15/22	4,583

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
8,282	6.375%, 04/15/23 (e)	8,738
5,844	8.375%, 10/15/19	6,209
5,196	Virgin Media Secured Finance plc, (United Kingdom), 5.375%, 04/15/21 (e)	5,345
	Wind Acquisition Finance S.A., (Luxembourg),
14,983	7.250%, 02/15/18 (e)	15,807
11,525	7.375%, 04/23/21 (e)	11,928
	Windstream Corp.,
7,393	7.500%, 06/01/22	7,947
7,473	7.500%, 04/01/23	7,940
8,466	7.750%, 10/15/20	9,186
465	7.875%, 11/01/17	536
690	8.125%, 09/01/18	726
14,281	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20	16,495

		693,310

	Wireless Telecommunication Services — 3.9%
10,108	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	10,980
7,475	Inmarsat Finance plc, (United Kingdom), 4.875%, 05/15/22 (e)	7,550
30,094	MetroPCS Wireless, Inc., 6.625%, 11/15/20	32,050
44,366	NII Capital Corp., 7.625%, 04/01/21	12,644
	NII International Telecom S.C.A., (Luxembourg),
9,703	7.875%, 08/15/19 (e)	8,151
12,873	11.375%, 08/15/19 (e)	10,910
	SBA Telecommunications, Inc.,
674	5.750%, 07/15/20	711
666	8.250%, 08/15/19	701
21,969	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	22,244
	Sprint Communications, Inc.,
19,838	6.000%, 12/01/16 (m)	21,698
17,643	6.000%, 11/15/22	18,216
19,262	7.000%, 03/01/20 (e)	22,199
52,470	7.000%, 08/15/20	57,848
41,426	9.000%, 11/15/18 (e)	50,333
5,758	11.500%, 11/15/21	7,831
	Sprint Corp.,
9,102	7.125%, 06/15/24 (e)	9,807
5,604	7.250%, 09/15/21 (e)	6,206
11,181	7.875%, 09/15/23 (e)	12,635
	T-Mobile USA, Inc.,
6,789	5.250%, 09/01/18	7,128
12,105	6.125%, 01/15/22	12,831
15,210	6.250%, 04/01/21	16,161
4,376	6.464%, 04/28/19	4,633
3,097	6.500%, 01/15/24	3,290
13,487	6.625%, 04/01/23	14,566
15,098	6.633%, 04/28/21	16,268
33,970	6.731%, 04/28/22	36,688
12,020	6.836%, 04/28/23	13,042

		437,321

	Total Telecommunication Services	1,130,631

	Utilities — 3.0%
	Electric Utilities — 0.1%
15,375	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/20 (d) (e)	13,646

	Gas Utilities — 0.8%
	AmeriGas Partners LP/AmeriGas Finance Corp.,
3,250	6.250%, 08/20/19	3,473
2,990	6.500%, 05/20/21	3,222
	Sabine Pass Liquefaction LLC,
30,157	5.625%, 04/15/23	30,986
15,253	5.625%, 02/01/21	15,978
9,090	5.750%, 05/15/24 (e)	9,340
8,459	6.250%, 03/15/22 (e)	9,083
	Suburban Propane Partners LP/Suburban Energy Finance Corp.,
5,570	5.500%, 06/01/24	5,640
3,405	7.375%, 08/01/21	3,745

		81,467

	Independent Power & Renewable Electricity Producers — 2.1%
	AES Corp.,
5,190	4.875%, 05/15/23	5,086
20,474	5.500%, 03/15/24	20,986
	Calpine Corp.,
6,306	5.875%, 01/15/24 (e)	6,606
9,000	6.000%, 01/15/22 (e)	9,652
41,777	7.500%, 02/15/21 (e)	45,432
24,016	7.875%, 01/15/23 (e)	26,958
	Dynegy Holdings LLC,
3,900	0.000%, 06/01/15 (d) (i)	—
12,200	7.125%, 05/15/18 (d) (i)	16
48,825	7.750%, 06/01/19 (d) (i)	—

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — continued
151	8.375%, 05/01/16 (d) (i)	—
41,590	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Series B, 7.670%, 11/08/16 (d) (i)	—
10,908	Dynegy, Inc., 5.875%, 06/01/23	10,799
31,373	GenOn Energy, Inc., 9.875%, 10/15/20	33,961
6,500	InterGen N.V., (Netherlands), 7.000%, 06/30/23 (e)	6,793
	NRG Energy, Inc.,
5,745	6.250%, 07/15/22 (e)	6,090
11,815	6.250%, 05/01/24 (e)	12,229
22,199	6.625%, 03/15/23	23,697
25,000	7.875%, 05/15/21	27,812

		236,117

	Total Utilities	331,230

	Total Corporate Bonds (Cost $8,742,256)	9,245,509

Preferred Securities — 1.4% (x)
	Financials — 1.4%
	Banks — 1.1%
	Bank of America Corp.,
23,776	Series K, VAR, 8.000%, 01/30/18	26,810
27,885	Series M, VAR, 8.125%, 05/15/18	31,649
11,826	Citigroup, Inc., VAR, 5.950%, 01/30/23	11,915
22,233	Wachovia Capital Trust III, VAR, 5.570%, 07/03/14 (m)	21,677
	Wells Fargo & Co.,
19,818	VAR, 5.900%, 06/15/24	20,809
5,565	Series K, VAR, 7.980%, 03/15/18	6,337

		119,197

	Capital Markets — 0.2%
11,044	Goldman Sachs Group, Inc. (The), VAR, 5.700%, 05/10/19	11,596
5,515	Morgan Stanley, VAR, 5.450%, 07/15/19	5,708

		17,304

	Insurance — 0.1%
14,225	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e)	14,723

	Total Preferred Securities (Cost $129,329)	151,224

SHARES
Common Stocks — 0.5%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
–(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	1,010

	Specialty Retail — 0.0% (g)
116	Neebo, Inc. (a) (i)	852

	Total Consumer Discretionary	1,862

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
9,055	Adelphia Recovery Trust (i)	25
106	Somerset Cayuga Holding Co., Inc. (a) (i)	2,857

	Total Financials	2,882

	Health Care — 0.0% (g)
	Health Care Providers & Services — 0.0% (g)
–(h)	Magellan Health Services, Inc. (a)	7

	Industrials — 0.0% (g)
	Marine — 0.0% (g)
15	General Maritime Corp. (a) (i)	214

	Information Technology — 0.0%
	Technology Hardware, Storage & Peripherals — 0.0%
173	Stratus Technologies Bermuda Holdings Ltd., (Bermuda) (a) (i)	—

	Materials — 0.3%
	Chemicals — 0.0% (g)
–(h)	LyondellBasell Industries N.V., Class A	23

	Construction Materials — 0.1%
359	U.S. Concrete, Inc. (a)	8,819

	Containers & Packaging — 0.0%
58	Constar International, Inc., Class A, ADR (a) (i)	—

	Paper & Forest Products — 0.2%
263	New Holdco (a) (i)	23,146

	Total Materials	31,988

	Utilities — 0.2%
	Independent Power & Renewable Electricity Producers — 0.2%
420	Dynegy, Inc. (a)	14,154

	Total Common Stocks (Cost $76,084)	51,107

Preferred Stocks — 1.0%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
77	Spanish Broadcasting System, Inc. (a) (i)	1

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — continued
	Media — continued
1	Spanish Broadcasting System, Inc., Series B, PIK, 10.750%, 07/02/14 ($1,000 par value) (a) @	966

	Total Consumer Discretionary	967

	Financials — 0.9%
	Banks — 0.1%
161	CoBank ACB, Series D, 11.000%, 10/01/14 ($50 par value) @	8,417

	Consumer Finance — 0.4%
28	Ally Financial, Inc., Series G, 7.000%, 07/02/14 ($1,000 par value) (e) @	28,275
646	GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)	17,519

		45,794

	Insurance — 0.4%
423	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	12,730
34	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.359%, 06/30/14 ($1,000 par value) @	28,552

		41,282

	Total Financials	95,493

	Industrials — 0.1%
	Commercial Services & Supplies — 0.1%
13	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 (e) @	13,297

	Information Technology — 0.0%
	Technology Hardware, Storage & Peripherals — 0.0%
39	Stratus Technologies Bermuda Holdings Ltd., (Bermuda) (a) (i)	—

	Materials — 0.0%
	Containers & Packaging — 0.0%
6	Constar International, Inc., Class A (a) (i)	—

	Total Preferred Stocks (Cost $103,129)	109,757

PRINCIPAL AMOUNT($)
Loan Assignments — 9.3%
	Consumer Discretionary — 3.1%
	Auto Components — 0.1%
12,029	Remy International, Inc., 2013 Term Loan B, VAR, 4.250%, 03/05/20	12,024

	Automobiles — 0.4%
16,353	Chrysler Group LLC, New Term Loan B, VAR, 3.500%, 05/24/17	16,353
27,975	Chrysler Group LLC, Term Loan, VAR, 3.250%, 12/31/18	27,800

		44,153

	Hotels, Restaurants & Leisure — 0.4%
4,283	American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	4,301
2,218	CCM Merger, Inc., 1st Lien Term Loan, VAR, 5.000%, 03/01/17	2,223
6,946	Graton Economic Development Authority, Term Loan, VAR, 9.000%, 08/22/18	7,207
7,875	Hilton Worldwide Holdings Inc., Term Loan B-2, VAR, 3.500%, 10/26/20	7,842
3,746	Intrawest Resorts Holdings, Inc., Term Loan, VAR, 5.500%, 12/09/20	3,806
5,586	Mohegan Tribal Gaming Authority, Term Loan B, VAR, 5.500%, 06/15/18	5,677
3,416	Northfield Park Associates, Term Loan, VAR, 9.000%, 12/19/18	3,472
6,732	Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 6.250%, 08/29/19	6,918

		41,446

	Internet & Catalog Retail — 0.0% (g)
4,959	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 6.977%, 01/30/17 (i)	5,017

	Leisure Products — 0.1%
11,560	FGI Operating Co. LLC, Term Loan B VAR, 5.500%, 04/19/19	11,646

	Media — 1.7%
33,935	Clear Channel Communications, Inc., Term Loan, VAR, 6.900%, 01/30/19	33,518
16,948	Clear Channel Communications, Inc., Term Loan B-1, VAR, 3.800%, 01/29/16 ^	16,774
25,104	Clear Channel Communications, Inc., Term Loan E, VAR, 7.650%, 07/30/19	25,097
2,260	Hubbard Radio LLC, Term Loan B, VAR, 4.500%, 04/29/19	2,260
11,513	R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16	7,891
18,641	Radio One, Inc., 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	18,967
6,351	Tribune Co., Term Loan, VAR, 4.000%, 12/27/20	6,347
3,930	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	3,898

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Media — continued
25,211	Univision Communications, Inc., 1st Lien Term Loan C4, VAR, 4.000%, 03/01/20	25,140
9,752	Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20	9,722
16,863	Vertis, Inc., Extended Term Loan, VAR, 12/21/15 (d) (i)	253
40,346	Visant Corp, 1st Lien Term Loan, VAR, 5.250%, 12/22/16 ^	39,854

		189,721

	Multiline Retail — 0.3%
29,775	J.C. Penney Corp., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	30,007

	Specialty Retail — 0.1%
4,000	J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21	3,974
12,307	Serta Simmons Holdings LLC, Term Loan B, VAR, 4.250%, 10/01/19	12,317

		16,291

	Total Consumer Discretionary	350,305

	Consumer Staples — 1.3%
	Food & Staples Retailing — 0.7%
5,290	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	5,395
27,483	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	27,767
41,207	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	41,161

		74,323

	Food Products — 0.5%
4,140	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	4,139
32,969	H. J. Heinz Co., 1st Lien Term Loan B-2, VAR, 3.500%, 06/05/20	33,130
3,712	Hearthside Food Solutions LLC, 1st Lien Term Loan, VAR, 04/09/21 ^	3,724
11,199	Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.250%, 04/29/20 ^	11,133
2,985	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.250%, 04/29/20	2,966

		55,092

	Household Products — 0.1%
8,188	Reynolds Group Holdings Ltd., 2013 Term Loan, VAR, 4.000%, 12/01/18	8,190
4,478	Spectrum Brands, Inc., Term Loan, VAR, 3.500%, 09/04/19	4,467

		12,657

	Total Consumer Staples	142,072

	Energy — 0.8%
	Energy Equipment & Services — 0.1%
7,388	Floatel International Ltd., 1st Lien Term Loan B, VAR, 05/22/20 ^	7,389
7,192	Stallion Oilfield Holdings, Inc., Term Loan, VAR, 8.000%, 06/19/18	7,314

		14,703

	Oil, Gas & Consumable Fuels — 0.7%
2,787	Alon USA Partners LP, Term Loan B, VAR, 9.250%, 11/26/18	2,884
8,838	Arch Coal, Inc., Term Loan B, VAR, 6.250%, 05/16/18	8,692
22,660	Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20	23,303
10,908	MEG Energy Corp., Term Loan B, VAR, 3.750%, 03/31/20	10,932
3,424	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Term Loan, VAR, 5.250%, 06/27/18	3,455
9,733	Sabine Oil & Gas (NFR Energy), 2nd Lien Term Loan, VAR, 8.750%, 12/31/18	9,863
6,258	Vantage Energy LLC, 2nd Lien Term Loan, VAR, 8.500%, 12/20/18	6,290
12,214	WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18	12,352

		77,771

	Total Energy	92,474

	Financials — 0.6%
	Capital Markets — 0.1%
11,417	Walter Investment Management Corp., 1st Lien Term Loan, VAR, 4.750%, 12/18/20	11,257

	Consumer Finance — 0.2%
17,258	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	17,379

	Diversified Financial Services — 0.3%
9,937	Onex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	9,928
21,792	ROC Finance LLC, New Term Loan B, VAR, 5.000%, 06/20/19 ^	21,411

		31,339

	Insurance — 0.0% (g)
6,172	National Financial Partners Corp., Term Loan, VAR, 5.250%, 07/01/20	6,201

	Total Financials	66,176

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL
AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Health Care — 0.1%
	Health Care Providers & Services — 0.0% (g)
973	IASIS Healthcare Corp., New Term Loan B, VAR, 4.500%, 05/03/18	973
5,483	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	5,496

		6,469

	Pharmaceuticals — 0.1%
8,800	Catalent Pharma Solutions, Inc., Term Loan, VAR, 6.500%, 12/31/17	8,866
1,340	Ceva Sante Animale, Term Loan B, VAR, 6.500%, 03/19/21	1,311

		10,177

	Total Health Care	16,646

	Industrials — 0.6%
	Aerospace & Defense — 0.0% (g)
4,767	Ducommun, Inc., Term Loan B, VAR, 4.750%, 06/28/17	4,767

	Air Freight & Logistics — 0.0% (g)
167	Ceva Group plc, Canadian Term Loan, VAR, 6.500%, 03/19/21	164
971	Ceva Group plc, Dutch BV Term Loan, VAR, 6.500%, 03/19/21	950
921	Ceva Group plc, Synthetic Letter of Credit, Term Loan, VAR, 6.500%, 03/19/21	901

		2,015

	Airlines — 0.1%
10,913	Delta Air Lines, Inc., Term Loan B1, VAR, 3.500%, 10/18/18	10,880

	Commercial Services & Supplies — 0.2%
12,365	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.484%, 06/30/17	12,402
3,769	St. George’s University, 1st Lien Term Loan, VAR, 8.500%, 12/20/17	3,792

		16,194

	Industrial Conglomerates — 0.0% (g)
2,278	Autoparts Holdings Ltd., 1st Lien Term Loan, VAR, 6.500%, 07/29/17	2,278

	Machinery — 0.1%
11,103	Wabash National Corp., 1st Lien Term Loan B, VAR, 4.500%, 05/08/19	11,075

	Marine — 0.1%
7,135	Shelf Drilling Holdings Ltd., Term Loan, VAR, 10.000%, 10/08/18	7,278

	Road & Rail — 0.0% (g)
2,138	Ozburn-Hessey Logistics LLC, Term Loan, VAR, 6.753%, 05/23/19	2,139

	Trading Companies & Distributors — 0.1%
7,388	McJunkin Red Man Corp., Term Loan B, VAR, 5.000%, 11/08/19	7,419

	Total Industrials	64,045

	Information Technology — 1.4%
	Communications Equipment — 0.3%
13,475	Alcatel-Lucent USA, Inc., 1st Lien Term Loan, VAR, 4.500%, 01/30/19 ^	13,494
15,083	Avaya, Inc., Extended Term Loan B3, VAR, 4.727%, 10/26/17	14,581
5,925	Avaya, Inc., Term Loan B6, VAR, 6.500%, 03/31/18	5,881

		33,956

	Electronic Equipment, Instruments & Components — 0.3%
6,910	CDW LLC/CDW Finance Corp., Term Loan, VAR, 3.250%, 04/29/20	6,815
22,297	Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20	22,244

		29,059

	Internet Software & Services — 0.1%
7,140	Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.500%, 05/01/21 ^	7,165

	IT Services — 0.3%
9,423	Ceridian Corp., Term Loan B, VAR, 4.401%, 05/09/17	9,431
6,436	First Data Corp., 2018 Repriced Term Loan, VAR, 4.150%, 09/24/18	6,442
20,200	First Data Corp., Dollar Term Loan, VAR, 4.150%, 03/23/18	20,196
895	UCS International Inc., Term Loan, VAR, 5.500%, 07/26/17	896

		36,965

	Semiconductors & Semiconductor Equipment — 0.3%
8,722	Avago Technologies Ltd., 1st Lien Term Loan B, VAR, 3.750%, 04/11/21	8,744
9,405	Freescale Semiconductor, Inc., 7 Years Term Loan, VAR, 4.250%, 02/28/20	9,412
6,925	Freescale Semiconductor, Inc., Term Loan B5, VAR, 5.000%, 01/15/21	6,953
13,373	On Semiconductor Corp., Term Loan, VAR, 1.983%, 01/02/18	13,039

		38,148

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Software — 0.1%
5,009	Attachmate Corp., 1st Lien Term Loan, VAR, 7.250%, 11/22/17	5,041
289	RP Crown Parent LLC, New 1st Lien Term Loan, VAR, 6.000%, 12/21/18 ^	289

		5,330

	Total Information Technology	150,623

	Materials — 0.3%
	Chemicals — 0.2%
13,457	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 4.000%, 02/01/20	13,443
6,019	AZ Chem U.S., Inc., Term Loan B, VAR, 5.250%, 12/22/17	6,014
3,418	OCI Beaumont, Term Loan B3, VAR, 5.000%, 08/20/19	3,465

		22,922

	Construction Materials — 0.0% (g)
2,033	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	2,078

	Containers & Packaging — 0.1%
3,382	BWAY Holding Co., Term Loan, VAR, 4.500%, 08/06/17	3,388

	Metals & Mining — 0.0% (g)
1,200	Atkore International, Inc., 2nd Lien Term Loan, VAR, 7.750%, 10/09/21	1,203

	Total Materials	29,591

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.2%
10,753	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	10,982
1,945	Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20	1,941
620	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21 ^	615
2,630	XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/25/21 ^	2,637
3,775	Zayo Group LLC, Term Loan B, VAR, 4.000%, 07/02/19	3,767

		19,942

	Wireless Telecommunication Services — 0.1%
8,811	Syniverse Holdings, Inc. 1st Lien Term Loan, VAR, 4.000%, 04/23/19	8,793
6,591	Syniverse Holdings, Inc., Term Loan 2019, VAR, 4.000%, 04/23/19	6,583

		15,376

	Total Telecommunication Services	35,318

	Utilities — 0.8%
	Electric Utilities — 0.8%
47,495	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.737%, 10/10/17 (d)	37,989
45,999	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 0.000%, 10/10/14 (d)	36,668
14,194	TXU Energy Holdings Co., Term Loan, VAR, 1.842%, 05/05/16 ^ (d)	14,244

	Total Utilities	88,901

	Total Loan Assignments (Cost $1,049,170)	1,036,151

NUMBER OF WARRANTS
Warrants — 0.0%
	Consumer Discretionary — 0.0%
	Specialty Retail — 0.0%
164	Neebo, Inc., expiring 06/20/19 (Strike Price $1.00) (a) (i)	—

	Total Consumer Discretionary	—

	Industrials — 0.0%
	Marine — 0.0%
23	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Industrials	—

	Total Warrants (Cost $2)	—

SHARES
Short-Term Investment — 3.7%
	Investment Company — 3.7%
411,965	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $411,965)	411,965

	Total Investments — 98.9% (Cost $10,525,836)	11,025,481
	Other Assets in Excess of Liabilities — 1.1%	126,738

	NET ASSETS — 100.0%	$11,152,219

Percentages indicated are based on net assets.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
PIK	—	Payment-in-Kind
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of May 31, 2014.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of May 31, 2014.
^	—	All or a portion of the security is unsettled as of May 31, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$627,818
Aggregate gross unrealized depreciation	(128,173)

Net unrealized appreciation/depreciation	$499,645

Federal income tax cost of investments	$10,525,836

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$1,862		$1,862
Financials	—	—	2,882		2,882
Health Care	7	—	—		7
Industrials	—	—	214		214
Information Technology	—	—	—	(a)	—	(a)
Materials	8,842	—	23,146		31,988

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Utilities	$14,154	$—	$—		$14,154

Total Common Stocks	23,003	—	28,104		51,107

Preferred Stocks
Consumer Discretionary	—	966	1		967
Financials	30,249	65,244	—		95,493
Industrials	—	13,297	—		13,297
Information Technology	—	—	—	(a)	—	(a)
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	30,249	79,507	1		109,757

Debt Securities
Asset-Backed Securities	—	—	5,939		5,939
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Financials	—	—	13,829		13,829

Total Convertible Bonds	—	—	13,829		13,829

Corporate Bonds
Consumer Discretionary	—	1,534,520	3,487		1,538,007
Consumer Staples	—	471,581	—		471,581
Energy	—	1,587,870	—		1,587,870
Financials	—	699,731	8,267		707,998
Health Care	—	905,976	1		905,977
Industrials	—	931,037	102,176		1,033,213
Information Technology	—	438,826	—		438,826
Materials	—	1,084,923	15,253		1,100,176
Telecommunication Services	—	1,130,631	—		1,130,631
Utilities	—	331,214	16		331,230

Total Corporate Bonds	—	9,116,309	129,200		9,245,509

Preferred Securities
Financials	—	151,224	—		151,224
Loan Assignments
Consumer Discretionary	—	345,035	5,270		350,305
Consumer Staples	—	142,072	—		142,072
Energy	—	92,474	—		92,474
Financials	—	66,176	—		66,176
Health Care	—	16,646	—		16,646
Industrials	—	64,045	—		64,045
Information Technology	—	150,623	—		150,623
Materials	—	29,591	—		29,591
Telecommunication Services	—	35,318	—		35,318
Utilities	—	88,901	—		88,901

Total Loan Assignments	—	1,030,881	5,270		1,036,151

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Industrials	—	—	—	(a)	—	(a)

Total Warrants	—	—	—	(a)	—	(a)

Short-Term Investment
Investment Company	411,965	—	—		411,965

Total Investments in Securities	$465,217	$10,377,921	$182,343		$11,025,481

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2014, the value of these securities was approximately $182,343,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/14		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/14
Asset-Backed Securities	$6,913		$(72)	$(442)	$8	$—	$(468)	$—	$—	$5,939
Common Stocks - Consumer Discretionary	1,752		—	110	—	—	—	—	—	1,862
Common Stocks - Financials	2,882		—	—	—	—	—	—	—	2,882
Common Stocks - Industrials	213		—	1	—	—	—	—	—	214
Common Stocks - Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks - Materials	22,095		—	1,051	—	—	—	—	—	23,146
Convertible Bonds - Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Convertible Bonds - Financials	12,418		—	1,411	—	—	—	—	—	13,829
Corporate Bonds - Consumer Discretionary	3,526		—	—	—	7	(46)	—	—	3,487
Corporate Bonds - Financials	8,765		—	95	4	—	(597)	—	—	8,267
Corporate Bonds - Health Care	421		—	(420)	—	—	—	—	—	1
Corporate Bonds - Industrials	115,456		1,162	(662)	164	2,095	(11,538)	—	(4,501)	102,176
Corporate Bonds - Materials	16,911		—	(243)	24	—	(1,439)	—	—	15,253
Corporate Bonds - Utilities	500		—	(484)	—	—	—	—	—	16
Loan Assignments - Consumer Discretionary	5,261		120	— (b)	9	19,284	(19,404)	—	—	5,270
Preferred Stocks - Consumer Discretionary	—	(b)	—	1	—	—	—	—	—	1
Preferred Stocks - Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks - Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants - Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants - Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$197,113		$1,210	$418	$209	$21,386	$(33,492)	$—	$(4,501)	$182,343

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(1,244,000).

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 20.6%
2,070	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	2,011
	Ally Auto Receivables Trust,
1,680	Series 2010-4, Class A4, 1.350%, 12/15/15	1,684
2,100	Series 2010-5, Class A4, 1.750%, 03/15/16	2,108
1,946	Series 2014-SN1, Class A3, 0.750%, 02/21/17	1,946
	American Credit Acceptance Receivables Trust,
1,127	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	1,130
3,383	Series 2014-1, Class A, 1.140%, 03/12/18 (e)	3,384
2,426	Series 2014-2, Class A, 0.990%, 10/10/17 (e)	2,425
	AmeriCredit Automobile Receivables Trust,
437	Series 2012-4, Class A2, 0.490%, 04/08/16	437
1,166	Series 2013-4, Class A2, 0.740%, 11/08/16	1,167
4,571	Series 2014-1, Class A2, 0.570%, 07/10/17	4,573
966	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.425%, 08/25/33	945
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 0.730%, 07/25/32	84
799	Series 2002-BC6, Class M1, VAR, 1.275%, 08/25/32	702
3,097	Series 2002-BC9, Class M1, VAR, 1.800%, 12/25/32	2,700
	AMRESCO Residential Securities Corp. Mortgage Loan Trust,
138	Series 1997-2, Class M1A, VAR, 0.705%, 06/25/27	135
846	Series 1998-1, Class M1A, VAR, 0.795%, 01/25/28	800
942	Series 1998-3, Class M1A, VAR, 0.780%, 09/25/28	867
445	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.776%, 12/15/33	423
1,444	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	1,445
2,735	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.395%, 01/25/35	2,327
1,634	Bear Stearns Asset-Backed Securities Trust, Series 2003-SD1, Class A, VAR, 0.600%, 12/25/33	1,532
589	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.250%, 05/25/37	560
3,524	California Republic Auto Receivables Trust, Series 2013-1, Class A2, 1.410%, 09/17/18 (e)	3,556
	Capital Auto Receivables Asset Trust,
6,500	Series 2013-3, Class A2, 1.040%, 11/21/16	6,531
3,714	Series 2014-2, Class A2, 0.910%, 04/20/17	3,716
1,022	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	1,020
3,467	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.176%, 10/15/21 (e)	3,467
1,874	CarMax Auto Owner Trust, Series 2011-3, Class A3, 1.070%, 06/15/16	1,878
355	Centex Home Equity Loan Trust, Series 2002-A, Class MV1, VAR, 1.000%, 01/25/32	254
	Countrywide Asset-Backed Certificates,
137	Series 2002-1, Class A, VAR, 0.710%, 08/25/32	113
163	Series 2002-BC1, Class A, VAR, 0.810%, 04/25/32	110
188	Series 2002-BC2, Class A, VAR, 0.690%, 04/25/32	124
61	Series 2003-BC2, Class 2A1, VAR, 0.750%, 06/25/33	53
1,389	Series 2003-BC5, Class M1, VAR, 1.200%, 09/25/33	1,219
503	Series 2004-2, Class M4, VAR, 1.650%, 03/25/34	387
283	Series 2004-S1, Class M2, SUB, 5.584%, 02/25/35	282
658	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, VAR, 0.371%, 04/15/30	630
	CPS Auto Receivables Trust,
2,507	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	2,521
1,564	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	1,561

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	CWHEQ Revolving Home Equity Loan Trust,
580	Series 2005-E, Class 2A, VAR, 0.371%, 11/15/35	490
2,702	Series 2005-M, Class A1, VAR, 0.391%, 02/15/36	2,221
10,000	Discover Card Execution Note Trust, Series 2014-A1, Class A1, VAR, 0.581%, 07/15/21	10,032
	DT Auto Owner Trust,
2,481	Series 2013-2A, Class A, 0.810%, 09/15/16 (e)	2,483
1,883	Series 2014-1A, Class A, 0.660%, 07/17/17 (e)	1,882
	Exeter Automobile Receivables Trust,
2,790	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	2,802
3,186	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	3,195
1,200	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	1,200
	First Franklin Mortgage Loan Trust,
130	Series 2002-FF1, Class M1, VAR, 1.200%, 04/25/32	99
1,094	Series 2002-FF4, Class M1, VAR, 1.725%, 02/25/33	365
470	Series 2003-FFH1, Class M2, VAR, 1.900%, 09/25/33	275
703	Series 2004-FF8, Class M4, VAR, 1.756%, 10/25/34	83
1,000	First NLC Trust, Series 2005-2, Class M1, VAR, 0.630%, 09/25/35	936
2,726	Flagship Credit Auto Trust, Series 2013-2, Class A, 1.940%, 01/15/19 (e)	2,736
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.640%, 07/25/35	3,131
298	GreenPoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.331%, 09/15/30	247
2,379	Harley-Davidson Motorcycle Trust, Series 2013-1, Class A3, 0.650%, 07/16/18	2,384
2,770	HLSS Servicer Advance Receivables Trust, Series 2014-T2, Class AT2, 2.217%, 01/15/47 (e)	2,794
	Honda Auto Receivables Owner Trust,
2,187	Series 2011-1, Class A4, 1.800%, 04/17/17	2,188
2,901	Series 2014-1, Class A2, 0.410%, 09/21/16	2,901
3,296	Hyundai Auto Receivables Trust, Series 2010-B, Class A4, 1.630%, 03/15/17	3,318
261	Irwin Home Equity Loan Trust, Series 2004-1, Class 1A1, VAR, 0.790%, 12/25/24	229
23	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	23
260	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.200%, 02/25/34	242
	Morgan Stanley ABS Capital I, Inc. Trust,
1,739	Series 2003-NC6, Class M1, VAR, 1.350%, 06/25/33	1,679
7,500	Series 2005-WMC4, Class M5, VAR, 1.125%, 04/25/35	6,940
2,700	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	2,695
6,000	Nationstar Mortgage Advance Receivable Trust, Series 2013-T2A, Class A2, 1.679%, 06/20/46 (e)	6,008
301	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 0.550%, 11/25/33	236
2,149	New Residential Advance Receivables Trust, Series 2014-T1, Class A1, 1.274%, 03/15/45 (e)	2,149
1,936	Nissan Auto Receivables Owner Trust, Series 2011-A, Class A4, 1.940%, 09/15/17	1,953
1,969	NYMT Residential LLC, Series 2013-RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	1,969
960	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2002-4, Class M1, VAR, 1.050%, 07/25/32	887
2,099	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2, VAR, 1.095%, 02/25/35	2,098
2,500	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WHQ3, Class M2, VAR, 0.600%, 06/25/35	2,400
758	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	758
318	RAMP Trust, Series 2003-RS2, Class AII, VAR, 0.830%, 03/25/33	282
523	RASC Trust, Series 2003-KS4, Class MI2, SUB, 5.510%, 06/25/33	372
	Residential Funding Mortgage Securities II Home Loan Trust,
179	Series 2001-HI2, Class AI7, SUB, 7.440%, 04/25/26	177

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
275	Series 2001-HI4, Class A7, SUB, 7.240%, 10/25/26	271
63	Series 2003-HS1, Class AII, VAR, 0.440%, 12/25/32	59
	Santander Drive Auto Receivables Trust,
5,250	Series 2012-4, Class B, 1.830%, 03/15/17	5,288
10	Series 2013-1, Class A2, 0.480%, 02/16/16	10
944	SNAAC Auto Receivables Trust, Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	944
2,036	SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	2,053
3,733	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	3,741
1,637	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,637
157	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 0.850%, 04/25/33	151
124	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF1, Class A, VAR, 0.730%, 01/25/33	114
584	U.S. Residential Opportunity Fund Trust, Series 2014-1A, Class NOTE, SUB, 3.466%, 03/25/34 (e)	587
1,923	USAA Auto Owner Trust, Series 2014-1, Class A2, 0.380%, 10/17/16	1,923
634	VOLT NPL X LLC, Series 2013-NPL4, Class A1, SUB, 3.088%, 11/25/53 (e)	638
2,850	VOLT XIX LLC, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	2,868
4,845	VOLT XX LLC, Series 2013-NPL6, Class A1, SUB, 3.625%, 03/25/54 (e)	4,875
4,239	VOLT XXI LLC, Series 2013-NPL7, Class A1, SUB, 3.625%, 11/25/53 (e)	4,262
3,155	VOLT XXII LLC, Series 2014-NPL1, Class A1, SUB, 3.625%, 10/27/53 (e)	3,174
3,152	VOLT XXIII LLC, Series 2014-NPL2, Class A1, SUB, 3.625%, 11/25/53 (e)	3,172
2,249	VOLT XXIV LLC, Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	2,255

	Total Asset-Backed Securities (Cost $179,818)	175,688

Collateralized Mortgage Obligations — 41.3%
	Agency CMO — 31.7%
446	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.811%, 10/25/22	68
	Federal Home Loan Mortgage Corp. REMIC,
11	Series 1071, Class F, VAR, 1.101%, 04/15/21	11
18	Series 1343, Class LA, 8.000%, 08/15/22	21
16	Series 1370, Class JA, VAR, 1.301%, 09/15/22	16
14	Series 1379, Class W, VAR, 2.200%, 10/15/22	15
4	Series 1508, Class KA, VAR, 1.301%, 05/15/23	4
243	Series 1689, Class M, PO, 03/15/24	234
114	Series 1771, Class PK, 8.000%, 02/15/25	130
192	Series 1974, Class ZA, 7.000%, 07/15/27	216
34	Series 1981, Class Z, 6.000%, 05/15/27	38
130	Series 2033, Class PR, PO, 03/15/24	126
18	Series 2261, Class ZY, 7.500%, 10/15/30	21
2	Series 2289, Class NA, VAR, 10.236%, 05/15/20	2
66	Series 2338, Class FN, VAR, 0.651%, 08/15/28	66
126	Series 2416, Class SA, IF, 15.302%, 02/15/32	172
108	Series 2416, Class SH, IF, 15.698%, 02/17/32	146
24	Series 2477, Class FZ, VAR, 0.701%, 06/15/31	25
235	Series 2661, Class FG, VAR, 0.601%, 03/15/17	236
681	Series 3085, Class VS, HB, IF, 28.116%, 12/15/35	1,125
1,012	Series 3300, Class FA, VAR, 0.451%, 08/15/35 (m)	1,010
2,746	Series 3737, Class DG, 5.000%, 10/15/30	3,009
5,675	Series 3832, Class PL, 5.000%, 08/15/39	6,205
3,505	Series 3841, Class JF, VAR, 0.551%, 10/15/38 (m)	3,513
12,325	Series 3860, Class FP, VAR, 0.551%, 06/15/40 (m)	12,332
3,043	Series 3952, Class MA, 3.000%, 11/15/21	3,159
14,789	Series 4074, Class FE, VAR, 0.551%, 07/15/42	14,746
14,661	Series 4111, Class FA, VAR, 0.501%, 08/15/39	14,615

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
7,333		Series 4120, IO, 3.000%, 10/15/32	943
18,772		Series 4150, Class F, VAR, 0.521%, 01/15/43	18,552
2,035		Series 4150, Class GE, 2.000%, 01/15/33	2,001
13,636		Series 4161, Class YF, VAR, 0.521%, 02/15/43	13,479
7,510		Series 4206, Class DA, 2.000%, 05/15/33	7,399
14,778		Series 4281, Class FB, VAR, 0.701%, 12/15/43	14,725
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
86		Series T-51, Class 1APO, PO, 09/25/42	67
1,156		Series T-54, Class 4A, VAR, 3.048%, 02/25/43	1,213
1,481		Federal National Mortgage Association - ACES, Series 2014-M5, Class FA, VAR, 0.502%, 01/25/17	1,481
		Federal National Mortgage Association Grantor Trust,
533		Series 2001-T8, Class A1, 7.500%, 07/25/41	623
1,522		Series 2002-T6, Class A4, VAR, 3.166%, 03/25/41	1,558
		Federal National Mortgage Association REMIC,
16		Series 1988-15, Class B, VAR, 0.700%, 06/25/18	16
3		Series 1989-77, Class J, 8.750%, 11/25/19	3
1		Series 1989-89, Class H, 9.000%, 11/25/19	1
41		Series 1990-64, Class Z, 10.000%, 06/25/20	48
128		Series 1990-145, Class A, VAR, 1.100%, 12/25/20 (m)	129
91		Series 1991-142, Class PL, 8.000%, 10/25/21	102
85		Series 1991-156, Class F, VAR, 1.450%, 11/25/21	87
–	(h)	Series 1992-91, Class SQ, HB, IF, 9,360.000%, 05/25/22	37
156		Series 1992-112, Class GB, 7.000%, 07/25/22	175
5		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	1
60		Series 1992-200, Class FK, VAR, 2.001%, 11/25/22	62
72		Series 1993-27, Class S, IF, 9.526%, 02/25/23	84
144		Series 1993-110, Class H, 6.500%, 05/25/23	165
16		Series 1993-119, Class H, 6.500%, 07/25/23	18
141		Series 1993-146, Class E, PO, 05/25/23	136
61		Series 1993-165, Class FH, VAR, 1.300%, 09/25/23	63
306		Series 1993-179, Class FM, VAR, 1.951%, 10/25/23	315
48		Series 1997-74, Class E, 7.500%, 10/20/27	55
752		Series 2001-9, Class F, VAR, 0.401%, 02/17/31	754
137		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	27
512		Series 2002-77, Class FY, VAR, 0.550%, 12/25/17	514
884		Series 2003-17, Class FN, VAR, 0.450%, 03/25/18 (m)	887
57		Series 2003-21, Class FK, VAR, 0.550%, 03/25/33	57
1,245		Series 2004-17, Class BF, VAR, 0.500%, 01/25/34	1,244
2,134		Series 2006-3, Class SB, IF, IO, 6.550%, 07/25/35	283
5,070		Series 2006-124, Class FC, VAR, 0.500%, 01/25/37 (m)	5,065
138		Series 2007-2, Class FA, VAR, 0.350%, 02/25/37	138
4,131		Series 2010-42, Class PD, 4.500%, 07/25/39	4,271
5,096		Series 2012-38, Class PA, 2.000%, 09/25/41	4,890
8,752		Series 2012-93, Class ME, 2.500%, 01/25/42	8,719
4,886		Series 2012-114, Class VE, 3.500%, 10/25/25	5,226
19,980		Series 2012-119, Class FB, VAR, 0.500%, 11/25/42	19,752
1,963		Series 2013-6, Class FL, VAR, 0.550%, 02/25/43	1,968
7,294		Series 2013-15, Class DC, 2.000%, 03/25/33	7,095
4,624		Series 2013-23, Class KJ, 2.250%, 05/25/42	4,486
5,303		Series 2013-26, Class AV, 3.500%, 04/25/26	5,570

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
4,649	Series 2013-43, Class YH, 2.500%, 05/25/33	4,624
18,395	Series 2013-54, Class HF, VAR, 0.350%, 10/25/41	18,289
31	Series G92-44, Class ZQ, 8.000%, 07/25/22	34
840	Series G94-9, Class PJ, 6.500%, 08/17/24	939
	Federal National Mortgage Association REMIC Trust,
354	Series 2003-W1, Class 2A, VAR, 6.663%, 12/25/42	418
2,098	Series 2003-W15, Class 3A, VAR, 3.903%, 12/25/42 (m)	2,242
1,716	Series 2003-W4, Class 5A, VAR, 3.027%, 10/25/42 (m)	1,771
1,411	Series 2009-W1, Class A, 6.000%, 12/25/49	1,597
	Federal National Mortgage Association STRIPS,
773	Series 343, Class 23, IO, 4.000%, 10/01/18	46
1,125	Series 343, Class 27, IO, 4.500%, 01/01/19	73
840	Federal National Mortgage Association Trust, Series 2004-W2, Class 4A, VAR, 2.862%, 02/25/44	860
	Government National Mortgage Association,
582	Series 1999-27, Class ZA, 7.500%, 04/17/29	660
15	Series 2000-35, Class F, VAR, 0.701%, 12/16/25	16
397	Series 2002-31, Class FC, VAR, 0.400%, 09/26/21	398
15	Series 2003-21, Class PI, IO, 5.500%, 06/20/32	—	(h)
6,700	Series 2010-166, Class GP, 3.000%, 04/20/39	6,939
7,869	Series 2012-61, Class FM, VAR, 0.551%, 05/16/42 (m)	7,858
5,312	Series 2013-H16, Class FA, VAR, 0.691%, 07/20/63	5,304
22,792	Series 2014-H07, Class FC, VAR, 0.754%, 05/20/64	22,820

		270,633

	Non-Agency CMO — 9.6%
	Alternative Loan Trust,
768	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	797
1,120	Series 2004-33, Class 3A3, VAR, 2.427%, 12/25/34	640
91	Series 2004-J4, Class 1A6, SUB, 5.400%, 06/25/34	94
974	Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	1,018
	Banc of America Funding Trust,
738	Series 2005-E, Class 5A1, VAR, 2.582%, 05/20/35	733
1,101	Series 2006-1, Class 2A1, 5.500%, 01/25/36	1,118
	Banc of America Mortgage Trust,
10	Series 2003-5, Class 2A8, VAR, 0.600%, 07/25/18	10
1,331	Series 2004-D, Class 2A2, VAR, 2.636%, 05/25/34	1,341
119	Series 2005-10, Class 1A13, 5.500%, 11/25/35	119
1,025	Series 2005-A, Class 3A1, VAR, 2.683%, 02/25/35	994
631	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC6, Class M1, VAR, 1.155%, 11/25/34	376
	CHL Mortgage Pass-Through Trust,
255	Series 2002-38, Class A1, 5.000%, 02/25/18	256
540	Series 2003-21, Class A1, VAR, 2.650%, 05/25/33	549
530	Series 2004-HYB8, Class 1A1, VAR, 0.849%, 01/20/35	479
290	Series 2005-1, Class 1A2, VAR, 0.500%, 03/25/35	19
15	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	15
	Credit Suisse First Boston Mortgage Securities Corp.,
1,499	Series 2003-AR24, Class 2A4, VAR, 2.578%, 10/25/33	1,466
1,386	Series 2004-5, Class 4A1, 6.000%, 09/25/34	1,423
356	Series 2004-AR3, Class 6M1, VAR, 1.250%, 04/25/34	353
268	Series 2005-5, Class 1A1, 5.000%, 07/25/20	269

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
856	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.741%, 02/25/20	886
3,834	Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1, VAR, 1.750%, 01/25/24	3,896
715	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	732
1,261	First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1, VAR, 2.625%, 12/25/34	1,270
95	First Republic Bank Mortgage Pass-Through Certificates Trust, Series 2000-FRB1, Class B1, VAR, 0.650%, 06/25/30	74
486	First Republic Mortgage Loan Trust, Series 2000-FRB2, Class A1, VAR, 0.651%, 11/15/30	494
1,630	GSAA Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	1,706
1,010	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	1,052
	Impac CMB Trust,
418	Series 2004-3, Class 3A, VAR, 0.790%, 03/25/34	407
442	Series 2004-6, Class 1A2, VAR, 0.930%, 10/25/34	409
1,829	Series 2005-5, Class A1, VAR, 0.790%, 08/25/35	1,638
1,366	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 2.823%, 03/25/37	1,251
256	JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1, VAR, 2.026%, 10/25/33	259
	MASTR Adjustable Rate Mortgages Trust,
902	Series 2003-5, Class 5A1, VAR, 2.348%, 10/25/33	925
686	Series 2004-13, Class 2A1, VAR, 2.641%, 04/21/34	696
2,336	Series 2004-13, Class 3A7B, VAR, 2.110%, 11/21/34	2,374
215	MASTR Seasoned Securities Trust, Series 2003-1, Class 3A2, VAR, 0.550%, 02/25/33	195
	Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
631	Series 2001-TBC1, Class B1, VAR, 1.031%, 11/15/31	511
153	Series 2002-TBC1, Class B1, VAR, 1.151%, 09/15/30	121
76	Series 2002-TBC1, Class B2, VAR, 1.551%, 09/15/30	59
351	Series 2002-TBC2, Class B1, VAR, 1.001%, 08/15/32	283
	Merrill Lynch Mortgage Investors Trust,
679	Series 2004-1, Class 2A3, VAR, 2.146%, 12/25/34	631
1,282	Series 2004-D, Class A1, VAR, 0.810%, 09/25/29	1,292
70	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	76
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
515	Series 2003-HYB1, Class A4, VAR, 1.685%, 03/25/33	494
379	Series 2003-HYB1, Class B1, VAR, 1.685%, 03/25/33	249
	Morgan Stanley Mortgage Loan Trust,
4,141	Series 2004-3, Class 4A, VAR, 5.691%, 04/25/34	4,372
547	Series 2004-5AR, Class 3A3, VAR, 2.381%, 07/25/34	540
3,080	Series 2004-5AR, Class 3A5, VAR, 2.381%, 07/25/34	3,104
1,512	Series 2004-11AR, Class 1A2A, VAR, 0.460%, 01/25/35	1,453
1,656	NAAC Reperforming Loan REMIC Trust, Series 2004-R3, Class AF, VAR, 0.600%, 02/25/35 (e)	1,389
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
243	Series 2003-A3, Class A1, SUB, 5.500%, 08/25/33	254
51	Series 2004-AR1, Class 5A1, VAR, 0.910%, 08/25/34	51
1,104	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 6.850%, 10/25/32	1,179
486	RALI Trust, Series 2003-QS16, Class A1, 5.000%, 08/25/18	491
	RFMSI Trust,
1,001	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	1,003
4,500	Series 2005-SA2, Class 2A2, VAR, 2.930%, 06/25/35	4,283
1,083	Series 2006-SA4, Class 2A1, VAR, 3.544%, 11/25/36	940

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
2	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.250%, 12/25/23	2
	Sequoia Mortgage Trust,
96	Series 11, Class A, VAR, 1.049%, 12/20/32	96
252	Series 2003-3, Class A2, VAR, 1.047%, 07/20/33	248
2,377	Series 2004-11, Class A2, VAR, 0.645%, 12/20/34	2,266
	Springleaf Mortgage Loan Trust,
2,000	Series 2012-1A, Class B1, VAR, 6.000%, 09/25/57 (e)	2,074
3,618	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	3,612
216	Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A1, VAR, 0.501%, 03/19/34	213
1,423	Structured Asset Mortgage Investments, Inc., Series 2002-AR2, Class A3, VAR, 0.901%, 07/19/32	1,108
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
3,907	Series 2003-24A, Class 2A, VAR, 2.596%, 07/25/33	3,906
1,490	Series 2003-40A, Class 4A, VAR, 2.359%, 01/25/34	1,423
	Structured Asset Securities Corp., Mortgage Pass-Through Certificates,
3,077	Series 2003-29, Class 3A1, VAR, 5.075%, 09/25/33	3,105
4,595	Series 2003-32, Class 5A1, VAR, 5.837%, 11/25/33	4,867
	WaMu Mortgage Pass-Through Certificates Trust,
1,145	Series 2004-AR11, Class A, VAR, 2.433%, 10/25/34	1,152
2,348	Series 2004-AR3, Class A1, VAR, 2.378%, 06/25/34	2,393
	Wells Fargo Mortgage-Backed Securities Trust,
597	Series 2003-K, Class 1A2, VAR, 2.490%, 11/25/33	618
825	Series 2005-AR16, Class 3A2, VAR, 2.616%, 03/25/35	836
279	Series 2006-17, Class A1, 5.500%, 11/25/21	283
338	Series 2007-3, Class 3A1, 5.500%, 04/25/22	349

		81,659

	Total Collateralized Mortgage Obligations (Cost $353,225)	352,292

Commercial Mortgage-Backed Securities — 5.0%
2,900	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, VAR, 1.201%, 09/15/26 (e)	2,905
1,917	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5, VAR, 4.857%, 07/10/43	1,966
	Bayview Commercial Asset Trust,
518	Series 2004-3, Class A2, VAR, 0.570%, 01/25/35 (e)	479
1,873	Series 2005-2A, Class A2, VAR, 0.500%, 08/25/35 (e)	1,643
374	Series 2005-2A, Class M1, VAR, 0.580%, 08/25/35 (e)	281
1,334	Series 2007-2A, Class A2, VAR, 0.470%, 07/25/37 (e)	992
171	Series 2007-2A, Class M4, VAR, 0.800%, 07/25/37 (e)	5
1,739	Series 2007-3, Class A2, VAR, 0.440%, 07/25/37 (e)	1,313
2,092	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-T16, Class A6, VAR, 4.750%, 02/13/46	2,100
	COMM Mortgage Trust,
3,402	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	3,494
2,667	Series 2014-BBG, Class A, VAR, 0.952%, 03/15/29 (e)	2,672
3,774	Series 2014-TWC, Class A, VAR, 1.002%, 02/13/32 (e)	3,775
2,566	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.751%, 07/10/39	2,622
4,097	GS Mortgage Securities Trust, Series 2013-GC16, Class A1, 1.264%, 11/10/46	4,114
577	Morgan Stanley Capital I Trust, Series 2004-T15, Class A4, VAR, 5.270%, 06/13/41	577
411	NCUA Guaranteed Notes Trust, Series 2010-C1, Class A1, 1.600%, 10/29/20	414
6,363	NorthStar, (Cayman Islands), Series 2013-1A, Class A, VAR, 2.000%, 08/25/29 (e)	6,369
1,824	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.350%, 08/25/29 (e)	1,826

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
888	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	889
1,155	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	1,166
346	VFC LLC, Series 2013-1, Class A, 3.130%, 03/20/26 (e)	349
1,677	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, VAR, 5.239%, 10/15/44	1,753
698	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	703

	Total Commercial Mortgage-Backed Securities (Cost $43,890)	42,407

Corporate Bonds — 10.7%
	Consumer Discretionary — 0.8%
	Automobiles — 0.3%
3,000	Daimler Finance North America LLC, VAR, 0.905%, 08/01/16 (e)	3,027

	Media — 0.5%
4,000	Walt Disney Co. (The), VAR, 0.000%, 05/30/19	4,004

	Total Consumer Discretionary	7,031

	Energy — 1.3%
	Oil, Gas & Consumable Fuels — 1.3%
3,000	BP Capital Markets plc, (United Kingdom), VAR, 0.865%, 09/26/18	3,022
	Petrobras Global Finance B.V., (Netherlands),
1,500	VAR, 1.849%, 05/20/16	1,496
3,000	VAR, 2.593%, 03/17/17	3,041
684	Spectra Energy Partners LP, 2.950%, 09/25/18	711
3,000	Statoil ASA, (Norway), VAR, 0.685%, 11/08/18	3,022

	Total Energy	11,292

	Financials — 6.7%
	Banks — 1.6%
3,000	ABN AMRO Bank N.V., (Netherlands), VAR, 1.028%, 10/28/16 (e)	3,020
2,000	Bank of America Corp., 2.600%, 01/15/19	2,031
3,000	BB&T Corp., VAR, 0.885%, 02/01/19	3,016
923	BNP Paribas S.A., (France), 2.700%, 08/20/18	946
2,750	Citigroup, Inc., VAR, 0.904%, 11/15/16	2,762
967	SunTrust Banks, Inc., 2.350%, 11/01/18	983
1,325	Wells Fargo & Co., 1.500%, 07/01/15	1,340

		14,098

	Capital Markets — 0.8%
3,000	Goldman Sachs Group, Inc. (The), VAR, 1.324%, 11/15/18	3,034
1,868	Macquarie Bank Ltd., (Australia), 2.000%, 08/15/16 (e)	1,900
1,482	Morgan Stanley, 2.500%, 01/24/19	1,506

		6,440

	Consumer Finance — 3.3%
	American Express Credit Corp.,
3,000	VAR, 0.737%, 07/29/16	3,016
3,000	VAR, 0.785%, 03/18/19	3,019
3,000	American Honda Finance Corp., VAR, 0.730%, 10/07/16	3,024
4,000	Ford Motor Credit Co. LLC, Series 1, VAR, 1.064%, 03/12/19	4,022
4,000	HSBC USA, Inc., VAR, 1.114%, 09/24/18	4,049
2,824	Nissan Motor Acceptance Corp., VAR, 0.786%, 03/03/17 (e)	2,832
	Toyota Motor Credit Corp.,
3,000	VAR, 0.385%, 09/18/15	3,003
5,000	VAR, 0.425%, 05/16/17	5,000

		27,965

	Diversified Financial Services — 0.4%
3,000	General Electric Capital Corp., 1.500%, 07/12/16	3,047

	Insurance — 0.6%
2,917	Berkshire Hathaway Finance Corp., 0.950%, 08/15/16	2,941
2,485	New York Life Global Funding, 1.125%, 03/01/17 (e)	2,495

		5,436

	Total Financials	56,986

	Health Care — 0.4%
	Health Care Providers & Services — 0.3%
1,585	McKesson Corp., VAR, 0.635%, 09/10/15	1,587
849	Ventas Realty LP, 1.550%, 09/26/16	860

		2,447

	Life Sciences Tools & Services — 0.1%
662	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	664

	Total Health Care	3,111

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Information Technology — 0.6%
	Software — 0.4%
3,000	Oracle Corp., VAR, 0.806%, 01/15/19	3,031

	Technology Hardware, Storage & Peripherals — 0.2%
1,793	Apple, Inc., VAR, 0.473%, 05/03/18	1,794

	Total Information Technology	4,825

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.1%
562	Verizon Communications, Inc., 2.500%, 09/15/16	582

	Wireless Telecommunication Services — 0.3%
3,000	America Movil S.A.B. de C.V., (Mexico), VAR, 1.234%, 09/12/16	3,036

	Total Telecommunication Services	3,618

	Utilities — 0.5%
	Electric Utilities — 0.3%
1,081	Duke Energy Corp., VAR, 0.610%, 04/03/17	1,084
667	Duke Energy Ohio, Inc., VAR, 0.375%, 03/06/15	668
828	Southern California Edison Co., Series 14-B, 1.125%, 05/01/17	831

		2,583

	Gas Utilities — 0.2%
2,100	Korea Gas Corp., (South Korea), 2.250%, 07/25/17 (e)	2,143

	Total Utilities	4,726

	Total Corporate Bonds (Cost $90,843)	91,589

Mortgage Pass-Through Securities — 5.3%
	Federal Home Loan Mortgage Corp.,
15	ARM, 1.470%, 12/01/21	15
58	ARM, 2.089%, 07/01/19	59
61	ARM, 2.235%, 01/01/27	65
12	ARM, 2.250%, 06/01/26 (m)	13
412	ARM, 2.278%, 01/01/23	441
16	ARM, 2.281%, 06/01/22	17
41	ARM, 2.314%, 04/01/30	44
54	ARM, 2.320%, 12/01/26	58
170	ARM, 2.330%, 12/01/27 (m)	180
738	ARM, 2.335%, 04/01/32	771
27	ARM, 2.340%, 10/01/29	27
260	ARM, 2.343%, 08/01/27	279
321	ARM, 2.354%, 07/01/30 (m)	344
72	ARM, 2.355%, 07/01/28	77
37	ARM, 2.383%, 01/01/30	39
226	ARM, 2.390%, 12/01/26	242
19	ARM, 2.400%, 12/01/29	20
63	ARM, 2.402%, 02/01/23	64
20	ARM, 2.404%, 05/01/18	22
25	ARM, 2.405%, 11/01/27	25
42	ARM, 2.585%, 04/01/24	45
13	ARM, 2.596%, 06/01/25	13
209	ARM, 2.654%, 01/01/23 (m)	223
8,559	Federal Home Loan Mortgage Corp. Gold Pools, 3.000%, 08/01/28	8,843
12	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	13
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
10	7.500%, 05/01/28	11
28	8.500%, 07/01/28	34
15	9.000%, 02/01/25	17
	Federal National Mortgage Association,
9	ARM, 1.625%, 03/01/17	9
19	ARM, 1.700%, 04/01/24	19
28	ARM, 1.850%, 04/01/21	29
134	ARM, 1.870%, 11/01/18	140
36	ARM, 1.875%, 12/01/20	37
9	ARM, 1.879%, 06/01/18	9
62	ARM, 1.974%, 07/01/20 (m)	64
34	ARM, 2.025%, 05/01/30	35
25	ARM, 2.080%, 05/01/18	25
663	ARM, 2.124%, 05/01/33	704
51	ARM, 2.221%, 11/01/23	51
11	ARM, 2.226%, 11/01/21	11
48	ARM, 2.245%, 01/01/31 (m)	51
9	ARM, 2.272%, 05/01/29	10
37	ARM, 2.280%, 06/01/26	37
11	ARM, 2.295%, 07/01/25	11
237	ARM, 2.318%, 09/01/33	253
46	ARM, 2.325%, 05/01/31	46
109	ARM, 2.360%, 12/01/28	110
18	ARM, 2.392%, 03/01/38	19
101	ARM, 2.415%, 09/01/19	101
542	ARM, 2.462%, 01/01/25	581
22	ARM, 2.470%, 12/01/26	23
135	ARM, 2.514%, 08/01/26	145
185	ARM, 2.527%, 02/01/34	187

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
45	ARM, 2.581%, 03/01/29	45
64	ARM, 2.663%, 11/01/30	64
2	ARM, 2.725%, 03/01/15	2
2	ARM, 2.840%, 05/01/20	2
47	ARM, 2.999%, 07/01/27	51
33	ARM, 6.000%, 01/01/20	34
	Federal National Mortgage Association, 15 Year, Single Family,
5,355	4.000%, 02/01/25	5,722
37	7.000%, 03/01/16 (m)	38
	Federal National Mortgage Association, 20 Year, Single Family,
6,107	3.000%, 07/01/33	6,242
4,362	5.000%, 10/01/23	4,823
	Federal National Mortgage Association, 30 Year, FHA/VA,
23	7.000%, 03/01/27	23
16	8.000%, 11/01/27	17
22	8.500%, 10/01/24	22
	Federal National Mortgage Association, 30 Year, Single Family,
3,965	5.000%, 12/01/39	4,458
2,990	5.500%, 08/01/40	3,346
1,450	6.000%, 04/01/39	1,635
24	7.250%, 09/01/22	25
142	7.500%, 06/01/23 - 10/01/30	158
3	8.500%, 08/01/17	3
	Federal National Mortgage Association, Other,
5	6.500%, 04/01/16	5
58	12.000%, 11/01/30	65
	Government National Mortgage Association II, 30 Year, Single Family,
42	7.250%, 08/20/22 - 11/20/22	43
42	7.400%, 02/20/22 - 03/20/22	42
12	7.500%, 10/20/23	13
19	7.850%, 12/20/21	19
56	8.000%, 07/20/25 - 08/20/26	68
3,378	Government National Mortgage Association, 15 Year, Single Family, 4.500%, 10/15/24	3,678
	Government National Mortgage Association, 30 Year, Single Family,
47	7.000%, 06/15/24	52
19	8.000%, 10/15/27	21
15	9.000%, 11/15/24	18
110	9.500%, 07/15/25	129

	Total Mortgage Pass-Through Securities (Cost $43,824)	45,571

Municipal Bond — 0.1% (t)
	California — 0.1%
870	University of California, Series Y-1, VAR, 0.651%, 07/01/17 (Cost $870)	871

U.S. Treasury Obligations — 4.1%
	U.S. Treasury Notes,
10,000	0.250%, 10/31/14	10,008
25,000	0.250%, 05/31/15	25,035

	Total U.S. Treasury Obligations (Cost $34,977)	35,043

Short-Term Investments — 10.5%
	Certificate of Deposit — 0.5%
3,500	Deutsche Bank AG, (Germany), VAR, 0.546%, 07/23/15	3,501

SHARES
	Investment Company — 10.0%
85,728	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l)	85,728

	Total Short-Term Investments (Cost $89,228)	89,229

	Total Investments — 97.6% (Cost $836,675)	832,690
	Other Assets in Excess of Liabilities — 2.4%	20,325

	NET ASSETS — 100.0%	$853,015

Percentages indicated are based on net assets.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2014.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2014.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,421
Aggregate gross unrealized depreciation	(11,406)

Net unrealized appreciation/depreciation	$(3,985)

Federal income tax cost of investments	$836,675

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$107,427	$68,261	$175,688
Collateralized Mortgage Obligations
Agency CMO	—	270,322	311	270,633
Non-Agency CMO	—	73,662	7,997	81,659

Total Collateralized Mortgage Obligations	—	343,984	8,308	352,292

Commercial Mortgage-Backed Securities	—	42,121	286	42,407
Corporate Bonds
Consumer Discretionary	—	7,031	—	7,031
Energy	—	11,292	—	11,292
Financials	—	56,986	—	56,986
Health Care	—	3,111	—	3,111
Information Technology	—	4,825	—	4,825
Telecommunication Services	—	3,618	—	3,618
Utilities	—	4,726	—	4,726

Total Corporate Bonds	—	91,589	—	91,589

Mortgage Pass-Through Securities	—	45,571	—	45,571
Municipal Bond	—	871	—	871
U.S. Treasury Obligations	—	35,043	—	35,043
Short-Term Investments
Certificate of Deposit	—	3,501	—	3,501
Investment Company	85,728	—	—	85,728

Total Investments in Securities	$85,728	$670,107	$76,855	$832,690

There were no transfers between Levels 1 and 2 during the period ended May 31, 2014.

JPMorgan Limited Duration Bond Fund	Balance as of 02/28/14	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/14
Investments in Securities
Asset-Backed Securities	$63,438	$—	(a)	$451	$14	$6,602		$(2,244)	$—	$—	$68,261
Collateralized Mortgage Obligations - Agency CMO	36	—		1,100	(28)	—	(a)	(1,141)	344	—	311
Collateralized Mortgage Obligations - Non-Agency CMO	12,792	141		162	(2)	—		(5,081)	—	(15)	7,997
Commercial Mortgage-Backed Securities	299	1		154	—	—		(168)	—	—	286

Total	$76,565	$142		$1,867	$(16)	$6,602		$(8,634)	$344	$(15)	$76,855

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $1,867,000.

Limited Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 5/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$36,388	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 14.00% (3.42%)
			Constant Default Rate	2.00% - 16.76% (8.70%)
			Yield (Discount Rate of Cash Flows)	1.42% - 13.32% (4.83%)

Asset-Backed Securities	36,388
	8,308	Discounted Cash Flow	Constant Prepayment Rate	1.00% - 13.00% (7.92%)
			Constant Default Rate	0.00% - 11.69% (1.09%)
			PSA Prepayment Model	255.00% - 456.00% (345.39%)
			Yield (Discount Rate of Cash Flows)	(7.76%) - 14.28% (4.08%)

Collateralized Mortgage Obligations	8,308
	286	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 2.00% (0.04%)
			Constant Default Rate	5.00% - 7.00% (5.04%)
			Yield (Discount Rate of Cash Flows)	7.08% - 47.58% (7.83%)

Commercial Mortgage-Backed Securities	286

Total	$44,982

# The table above does not include Level 3 securities that are valued by brokers and pricing services. At May 31, 2014, the value of these securities was approximately $31,873,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 41.0%
20,000	ABN Amro Bank N.V., 0.260%, 08/14/14	19,989
25,000	Banco Del Estado De Chile, 0.200%, 06/20/14	25,000
	Bank of China Ltd.,
25,000	0.690%, 06/24/14	24,989
15,000	0.740%, 07/08/14	14,989
27,000	0.750%, 07/18/14	26,974
23,000	0.800%, 07/31/14	22,969
	Bank of Nova Scotia,
125,000	0.250%, 01/26/15	125,000
50,000	0.261%, 06/19/14	50,000
55,000	0.290%, 06/10/14	55,000
53,000	0.311%, 06/02/14	53,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
42,000	0.240%, 11/19/14	42,000
21,000	0.250%, 07/28/14	21,000
45,000	0.260%, 08/04/14	44,979
50,000	0.263%, 08/19/14	49,972
	Banque Federative du Credit Mutuel,
110,000	0.220%, 08/18/14	109,948
140,000	0.220%, 08/20/14	139,931
100,000	0.220%, 06/27/14	100,000
25,000	Branch Banking & Trust Co., 0.180%, 07/29/14	25,000
110,000	Canadian Imperial Bank of Commerce, 0.201%, 06/15/14	110,000
75,000	Chiba Bank Ltd., 0.220%, 07/18/14	75,000
50,000	China Construction Bank Corp., 0.685%, 06/20/14	49,982
40,000	Commonwealth Bank of Australia, 0.240%, 02/19/15	39,930
120,000	Credit Suisse AG, 0.220%, 06/23/14	120,000
	Deutsche Bank AG,
53,000	0.290%, 10/17/14	53,000
150,000	0.290%, 10/20/14	150,000
225,000	0.320%, 10/24/14	225,000
	DNB Bank ASA,
55,000	0.230%, 06/04/14	54,999
80,000	0.230%, 06/05/14	79,998
	DZ Bank AG,
37,000	0.255%, 07/25/14	36,986
200,000	0.270%, 08/29/14	199,867
	HSBC Bank plc,
92,000	0.350%, 01/16/15	92,000
15,000	0.380%, 11/17/14	15,000
34,000	0.380%, 11/18/14	34,000
30,000	0.380%, 11/19/14	30,000
60,000	Industrial & Commercial Bank of China Ltd., 0.720%, 06/27/14	59,969
	ING Bank N.V.,
200,000	0.250%, 09/29/14	200,000
85,000	0.260%, 08/08/14	85,000
85,000	KBC Bank N.V., 0.140%, 06/05/14	85,000
135,000	Landesbank Hessen-Thueringen Girozentrale, 0.210%, 08/19/14	135,000
	Mitsubishi UFJ Trust & Banking Corp.,
20,000	0.240%, 07/09/14	19,995
100,000	0.250%, 10/15/14	100,000
10,000	0.250%, 10/28/14	10,000
36,000	0.250%, 11/03/14	36,000
125,000	0.250%, 11/26/14	125,000
90,000	0.250%, 12/02/14	90,000
101,000	0.260%, 09/22/14	101,000
210,000	0.270%, 09/03/14	210,000
	Mizuho Bank Ltd.,
75,000	0.245%, 06/23/14	74,989
50,000	0.245%, 08/15/14	49,974
70,000	0.245%, 08/22/14	69,961
300,000	0.250%, 07/31/14	299,875
72,000	National Australia Bank Ltd., 0.228%, 06/22/14	72,000
36,000	National Bank of Canada, 0.240%, 06/29/14	36,000
	Natixis,
67,000	0.277%, 08/04/14	67,000
19,000	0.323%, 06/25/14	19,000
	Norinchukin Bank,
70,000	0.100%, 06/03/14	70,000
25,000	0.150%, 06/05/14	25,000
50,000	0.150%, 07/03/14	50,000
150,000	0.200%, 08/18/14	149,998
50,000	0.205%, 07/16/14	50,000
250,000	0.210%, 08/18/14	250,000
	Rabobank Nederland N.V.,
75,000	0.275%, 08/01/14	75,000
32,000	0.276%, 07/17/14	32,000
74,000	0.278%, 07/21/14	74,000
150,000	0.278%, 08/22/14	150,000
46,000	0.300%, 05/19/15	46,000
150,000	0.310%, 04/24/15	150,000
75,000	0.350%, 01/14/15	75,000
	Royal Bank of Canada,
150,000	0.232%, 06/13/14	150,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
20,000	0.249%, 06/21/14	20,000
15,000	0.260%, 06/02/14	15,000
	Shizuoka Bank,
20,000	0.180%, 06/09/14	20,000
46,500	0.200%, 07/29/14	46,500
50,000	0.220%, 07/25/14	50,000
25,000	Skandinaviska Enskilda Banken AB, 0.275%, 06/20/14	25,000
65,000	Societe Generale, 0.280%, 06/30/14	65,000
	Sumitomo Mitsui Banking Corp.,
80,000	0.100%, 06/03/14	80,000
50,000	0.210%, 08/13/14	50,000
40,000	0.239%, 07/09/14	40,000
20,000	0.250%, 10/17/14	20,000
100,000	0.250%, 10/21/14	100,000
50,000	0.250%, 10/29/14	50,000
10,000	0.250%, 10/31/14	10,000
85,000	0.250%, 11/10/14	85,000
50,000	0.260%, 06/03/14	50,000
31,000	0.260%, 08/05/14	31,000
75,000	0.260%, 10/02/14	75,000
60,000	0.270%, 11/17/14	59,924
	Sumitomo Mitsui Trust Bank Ltd.,
100,000	0.230%, 08/12/14	99,954
55,000	0.240%, 08/29/14	54,967
180,000	0.245%, 06/13/14	179,985
25,000	0.250%, 07/17/14	24,992
	Swedbank AB,
40,000	0.250%, 08/01/14	39,983
67,000	0.260%, 11/10/14	67,000
30,000	Toronto-Dominion Bank, 0.211%, 06/16/14	30,000
82,000	UBS AG, 0.230%, 06/03/14	82,000
	Wells Fargo Bank N.A.,
50,000	0.221%, 06/15/14	50,000
50,000	0.233%, 06/17/14	50,000
70,000	0.235%, 06/06/14	70,000
75,000	0.260%, 06/02/14	75,000

	Total Certificates of Deposit (Cost $7,325,568)	7,325,568

Commercial Paper — 24.7% (n)
50,000	ABN Amro Funding USA LLC, 0.230%, 09/12/14 (e) (m)	49,967
	Antalis US Funding Corp.,
18,000	0.210%, 08/12/14 (e)	17,993
28,000	0.240%, 07/14/14 (e)	27,992
25,000	0.250%, 06/05/14 (e)	24,999
250,000	Australia & New Zealand Banking Group
	Ltd., 0.321%, 08/26/14 (e)	250,000
	Bank Nederlandse Gemeenten N.V.,
75,000	0.255%, 10/20/14 (e)	74,925
45,000	0.255%, 10/22/14 (e)	44,954
50,000	0.255%, 10/24/14 (e)	49,949
	Barclays Bank plc,
76,746	0.251%, 06/19/14 (e)	76,737
50,000	0.270%, 09/15/14 (e)	49,960
	Barclays US Funding Corp.,
30,000	0.250%, 08/18/14	29,984
100,000	0.280%, 06/24/14	99,982
90,000	0.300%, 09/10/14	89,924
145,000	0.300%, 09/16/14	144,871
15,000	Bedford Row Funding Corp., 0.321%, 09/24/14 (e)	14,985
	CAFCO LLC,
80,000	0.190%, 06/19/14 (e)	79,992
25,000	0.240%, 08/12/14 (e)	24,988
10,000	Caisse des Depots et Consignations, 0.200%, 12/05/14 (e)	9,990
20,000	Cancara Asset Securitisation LLC, 0.180%, 08/22/14 (e)	19,992
	Commonwealth Bank of Australia,
50,000	0.218%, 06/22/14 (e)	50,000
16,000	0.218%, 06/21/14 (e)	16,000
25,000	0.220%, 06/29/14 (e)	25,000
20,000	0.220%, 06/30/14 (e)	20,000
30,000	0.223%, 06/23/14 (e)	29,999
20,000	0.228%, 06/28/14 (e)	20,000
100,000	0.236%, 07/28/14 (e)	100,000
45,000	0.237%, 06/02/14 (e)	45,000
25,000	0.239%, 08/20/14 (e)	25,000
50,000	0.244%, 06/02/14 (e)	50,000
100,000	CRC Funding LLC, 0.235%, 09/22/14 (e)	99,926
5,000	Credit Suisse AG, 0.280%, 09/23/14	4,996
	DBS Bank Ltd.,
20,000	0.230%, 08/26/14 (e)	19,989
10,000	0.245%, 11/21/14 (e)	9,988
50,000	0.261%, 01/21/15 (e)	49,916
	Dexia Credit Local,
30,000	0.220%, 06/05/14	29,999
10,000	0.220%, 08/21/14	9,995
55,000	DNB Bank ASA, 0.235%, 08/26/14 (e)	54,969
15,000	Erste Abwicklungsanstalt, 0.195%, 06/23/14 (e)	14,998

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
3,500	Export Development Canada, 0.135%, 10/01/14	3,498
25,000	Fairway Finance LLC, 0.210%, 11/03/14 (e)	24,977
53,472	Gemini Securitization Corp. LLC, 0.100%, 06/02/14 (e)	53,472
	HSBC Bank plc,
25,000	0.231%, 06/03/14 (e)	25,000
42,000	0.236%, 08/19/14 (e)	42,000
50,000	0.241%, 06/18/14 (e)	50,000
125,000	ING U.S. Funding LLC, 0.240%, 08/20/14	124,933
	Kells Funding LLC,
30,000	0.220%, 07/17/14	29,991
50,000	0.220%, 08/19/14	49,976
10,000	0.227%, 08/08/14 (e)	10,000
40,000	0.229%, 08/06/14 (e)	40,000
70,000	0.229%, 08/06/14 (e)	70,000
40,000	0.235%, 07/31/14 (e)	40,001
25,000	0.235%, 08/03/14 (e)	25,000
40,000	0.239%, 07/21/14 (e)	40,000
75,000	0.239%, 07/23/14 (e)	75,000
15,000	0.276%, 03/05/15	14,968
133,800	LMA Americas LLC, 0.250%, 06/13/14 (e)	133,789
	Macquarie Bank Ltd.,
55,000	0.170%, 06/18/14 (e)	54,995
69,000	0.200%, 08/08/14 (e)	68,974
30,000	0.200%, 08/13/14 (e)	29,988
75,000	0.210%, 08/27/14 (e)	74,962
130,000	0.220%, 08/28/14 (e)	129,930
25,000	MetLife Short Term Funding LLC, 0.220%, 10/28/14 (e)	24,977
47,900	Mizuho Funding LLC, 0.175%, 07/24/14 (e)	47,888
	Mont Blanc Capital Corp.,
54,860	0.230%, 07/24/14 (e)	54,842
25,002	0.240%, 06/17/14 (e)	24,999
	Natixis US Finance Co. LLC,
30,000	0.220%, 08/04/14	29,988
15,000	0.230%, 08/08/14	14,994
136,000	0.250%, 09/04/14	135,910
125,000	0.260%, 07/31/14	124,946
15,000	Nieuw Amsterdam Receivables Corp., 0.210%, 07/28/14 (e)	14,995
100,000	NRW Bank, 0.130%, 06/02/14 (e)	100,000
30,422	Old Line Funding LLC, 0.220%, 07/11/14 (e)	30,415
4,500	Private Export Funding Corp., 0.271%, 12/05/14 (e)	4,494
35,000	Ridgefield Funding Co. LLC, 0.300%, 10/08/14 (e)	34,962
85,000	Royal Bank of Canada, 0.278%, 07/10/14 (e)	85,000
25,000	Sheffield Receivables Corp., 0.260%, 07/23/14 (e)	24,991
	Skandinaviska Enskilda Banken AB,
40,000	0.270%, 06/23/14 (e)	39,994
20,000	0.270%, 07/16/14 (e)	19,993
65,000	Sumitomo Mitsui Banking Corp., 0.260%, 08/14/14 (e)	64,965
	Swedbank AB,
70,000	0.240%, 07/30/14	69,972
90,000	0.255%, 09/22/14	89,928
10,000	United Overseas Bank Ltd., 0.240%, 10/14/14 (e)	9,991
	Westpac Banking Corp.,
25,000	0.220%, 06/02/14 (e)	25,000
85,000	0.220%, 06/30/14 (e)	85,000
50,000	0.221%, 06/11/14 (e)	50,000
25,000	0.230%, 06/15/14 (e)	24,998
50,000	0.239%, 07/25/14 (e)	50,000
40,000	0.260%, 06/02/14 (e)	39,999
18,000	0.306%, 09/26/14 (e)	17,982

	Total Commercial Paper (Cost $4,410,636)	4,410,636

Corporate Notes — 2.5%
	Financials — 2.5%
	Banks — 1.3%
50,000	Svenska Handelsbanken AB, 0.300%, 06/27/14 (e)	50,000
185,000	Wells Fargo Bank N.A., 0.283%, 06/15/14	185,000

		235,000

	Capital Markets — 0.6%
100,000	ING Bank N.V., 0.213%, 06/28/14 (e)	100,000

	Insurance — 0.6%
35,000	Berkshire Hathaway, Inc., 3.200%, 02/11/15	35,714
	Metropolitan Life Global Funding I
35,000	0.457%, 07/09/14	35,000
47,000	0.534%, 06/11/14 (e)	47,000

		117,714

	Total Corporate Notes (Cost $452,714)	452,714

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — 0.3%
	Export Development Canada
13,000	0.130%, 06/02/14 (e)	13,000
35,000	0.140%, 06/02/14 (e)	35,000

	Total Foreign Government Securities (Cost $48,000)	48,000

Repurchase Agreements — 5.4%
50,000	BNP Paribas Securities Corp., 0.300%, dated 05/30/14, due 06/09/14, repurchase price $50,004, collateralized by Corporate Notes and Bonds, 0.000% - 3.875%, due 10/01/22 - 04/25/46, with value $53,850. (i)	50,000
25,000	BNP Paribas Securities Corp., 0.410%, dated 05/30/14, due 06/19/14, repurchase price $25,006, collateralized by Soverign Government Securities, 5.875% - 10.125%, due 01/15/19 - 05/15/27, with value $26,304. (i)	25,000
25,000	Citigroup Global Markets Holdings, Inc., 0.580%, dated 05/30/14, due 07/07/14, repurchase price $25,015, collateralized by Corporate Notes and Bonds, 0.000% - 11.875%, due 12/24/14 - 12/29/49 and Soverign Government Securities, 4.875% - 13.625%, due 01/23/18 - 10/29/22, with value $26,999. (i)	25,000
25,000	Citigroup Global Markets Holdings, Inc., 0.580%, dated 05/30/14, due 07/07/14, repurchase price $25,015, collateralized by Corporate Notes and Bonds, 0.000% - 10.750%, due 12/24/14 - 12/22/36 and Federal National Mortgage Association, 0.000%, due 01/25/43 with value $26,949. (i)	25,000
155,000	Credit Suisse First Boston USA, Inc., 0.610%, dated 05/30/14, due 07/03/14, repurchase price $155,089, collateralized by Corporate Notes and Bonds, 0.290% - 6.250%, due 03/25/35 - 05/25/46, with value $167,402. (i)	155,000
138,000	Credit Suisse First Boston USA, Inc., 0.630%, dated 05/30/14, due 06/10/14, repurchase price $138,027, collateralized by Corporate Notes and Bonds, 0.080% - 8.000%, due 04/15/17 - 02/10/51, with value $149,043. (i)	138,000
20,000	Credit Suisse First Boston USA, Inc., 0.630%, dated 05/30/14, due 07/25/14, repurchase price $20,020, collateralized by Corporate Notes and Bonds, 0.630% - 7.270%, due 09/01/32 - 02/15/51, with value $21,602. (i)	20,000
100,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 05/30/14, due 07/18/14, repurchase price $100,087, collateralized by Corporate Notes and Bonds, 0.421% - 5.967%, due 04/15/17 - 12/10/49, with value $108,002. (i)	100,000
55,000	Deutsche Bank Securities, Inc., 0.680%, dated 05/30/14, due 08/04/14, repurchase price $55,069, collateralized by Corporate Notes and Bonds, 0.000% - 14.000%, due 12/01/15 - 08/01/66 and Municipal Debt Securities, 5.200% - 5.500%, due 12/01/17 - 10/01/48, with a value of $57,750. (i)	55,000
55,000	Deutsche Bank Securities, Inc., 0.680%, dated 05/30/14, due 08/04/14, repurchase price $55,069, collateralized by Corporate Notes and Bonds, 0.000% - 10.750%, due 09/01/14 - 10/12/52, Municipal Debt Securities, 0.000% - 5.500%, due 01/01/22 - 10/01/53 and U.S.Treasury Securities, 2.357%, due 08/31/14, with a value of $57,746. (i)	55,000
25,000	HSBC Securities USA, Inc., 0.330%, dated 05/30/14, due 06/02/14, repurchase price $25,001, collateralized by Corporate Notes and Bonds, 1.003% - 7.750%, due 06/02/14 - 03/26/44, with a value of $26,252.	25,000
175,000	Merrill Lynch PFS, Inc., 0.580%, dated 05/30/14, due 06/02/14, repurchase price $175,008, collateralized by Corporate Notes and Bonds, 0.000% - 9.750%, due 04/15/16 - 02/15/55 and Municipal Debt Securities, 6.300%, due 07/01/32, with a value of $183,750.	175,000
70,000	Merrill Lynch PFS, Inc., 0.730%, dated 05/30/14, due 07/07/14, repurchase price $70,054, collateralized by Corporate Notes and Bonds, 0.000% - 9.875%, due 04/04/17 - 11/25/51, with a value of $73,500. (i)	70,000
50,000	Merrill Lynch PFS, Inc., 0.730%, dated 05/30/14, due 07/07/14, repurchase price $50,039, collateralized by Corporate Notes and Bonds, 0.000% - 10.750%, due 07/15/16 - 11/25/51, with a value of $52,500. (i)	50,000

	Total Repurchase Agreements (Cost $968,000)	968,000

Time Deposits — 24.1%
100,000	Australia & New Zealand Banking Group Ltd., 0.080%, 06/02/14	100,000
186,000	Citibank N.A., 0.110%, 06/05/14	186,000

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Time Deposits — continued
	Credit Agricole Corporate and Investment Bank,
100,000	0.080%, 06/02/14	100,000
132,185	0.080%, 06/02/14	132,185
500,000	Credit Industriel et Commercial, 0.100%, 06/02/14	500,000
85,000	DZ Bank AG, 0.080%, 06/03/14	85,000
83,000	ING Bank N.V., 0.100%, 06/05/14	83,000
400,000	KBC Bank N.V., 0.100%, 06/02/14	400,000
	Landesbank Hessen-Thueringen Girozentrale,
60,000	0.090%, 06/04/14	60,000
30,000	0.090%, 06/05/14	30,000
	Lloyds TSB Bank plc,
500,000	0.080%, 06/02/14	500,000
250,000	0.090%, 06/05/14	250,000
450,000	Natixis S.A., 0.090%, 06/02/14	450,000
	Skandinaviska Enskilda Banken AB,
100,000	0.060%, 06/02/14	100,000
85,000	0.080%, 06/05/14	85,000
	Svenska Handelsbanken AB,
600,000	0.070%, 06/02/14	600,000
85,000	0.080%, 06/05/14	85,000
	Swedbank AB,
400,000	0.080%, 06/02/14	400,000
170,000	0.080%, 06/05/14	170,000

	Total Time Deposits (Cost $4,316,185)	4,316,185

U.S. Government Agency Securities — 1.8%
	Federal Farm Credit Bank,
50,000	0.100%, 10/20/14	49,980
26,800	0.160%, 02/19/15	26,799
	Federal Home Loan Bank,
12,000	0.125%, 09/03/14	11,998
35,000	0.125%, 01/29/15	34,988
32,200	0.170%, 07/23/14	32,199
46,800	0.190%, 07/22/14	46,799
15,000	0.190%, 07/24/14	15,000
74,000	0.190%, 07/25/14	73,999
33,200	Federal National Mortgage Association, VAR, 0.130%, 06/11/14	33,198

	Total U.S. Government Agency Securities (Cost $324,960)	324,960

Weekly Demand Notes — 0.5%
	New Jersey — 0.1%
6,000	Jets Stadium Development LLC, LOC: Sumitomo Mitsui Banking, 0.130%, 06/09/14 (e)	6,000

	New York — 0.4%
76,615	New York City Housing Development Corp., LOC: Landesbank Hessen-Thuringen, 0.110%, 06/09/14	76,615

	Total Weekly Demand Notes (Cost $82,615)	82,615

	Total Investments — 100.3% (Cost $17,928,678)*	17,928,678
	Liabilities in Excess of Other Assets — (0.3)%	(46,230)

	NET ASSETS — 100.0%	$17,882,448

Percentages indicated are based on net assets.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

LOC	—	Letter of Credit
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$17,928,678	$—	$17,928,678

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.8% (t)
	Arizona — 3.5%
	Other Revenue — 1.8%
1,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/23	1,155

	Utility — 1.7%
1,000	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 01/01/23	1,134

	Total Arizona	2,289

	California — 1.8%
	Water & Sewer — 1.8%
1,000	San Diego Public Facilities Financing Authority, Sewer Waste Water System, Series B, Rev., 5.500%, 05/15/23	1,198

	Indiana — 1.7%
	Other Revenue — 1.7%
1,000	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	1,139

	Michigan — 87.4%
	Education — 1.7%
1,000	City of Dearborn School District, GO, NATL-RE, FGIC, Q-SBLF, 5.000%, 05/01/18	1,108

	General Obligation — 26.4%
2,000	Ann Arbor Public School District, GO, Q-SBLF, 5.000%, 05/01/21	2,389
1,675	Charles Stewart Mott Community College, Community College Facilities, GO, NATL-RE, 5.000%, 05/01/20	1,740
	City of Jackson, Capital Appreciation, Downtown Development,
1,710	GO, AGM, Zero Coupon, 06/01/17	1,620
2,060	GO, AGM, Zero Coupon, 06/01/18	1,901
1,000	Ecorse Public School District, GO, AGM, Q-SBLF, 5.250%, 05/01/20	1,042
1,305	Grand Rapids Community College, GO, 5.000%, 05/01/23	1,533
1,000	Healthsource Saginaw, Inc., GO, 5.000%, 05/01/22	1,176
1,250	Hudsonville Public Schools, School Building & Site, GO, Q-SBLF, 5.250%, 05/01/25	1,437
1,210	Newaygo Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/22	1,259
1,910	Pinckney Community Schools, GO, AGM, Q-SBLF, 5.000%, 05/01/19	1,917
1,500	South Redford School District, School Building & Site, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/21	1,560

		17,574

	Hospital — 4.0%
1,030	Michigan State Hospital Finance Authority, Oakwood Obligation Group, Series A, Rev., 5.000%, 07/15/17	1,133
1,500	Michigan State Hospital Finance Authority, Sparrow Obligation Group, Rev., NATL-RE, 5.000%, 11/15/19	1,536

		2,669

	Housing — 3.3%
	Michigan State Housing Development Authority, Multi-Family Housing, Weston Apartments, Limited Obligation,
235	Series A, Rev., GNMA COLL, 4.100%, 12/20/15	243
1,880	Series A, Rev., GNMA COLL, 4.600%, 12/20/25	1,923

		2,166

	Other Revenue — 20.6%
1,000	City of Grand Rapids, County of Kent, Sewer System, Rev., 5.000%, 01/01/25	1,185
	Lansing Board of Water & Light, Utility Systems,
1,000	Series A, Rev., 5.000%, 07/01/26	1,146
1,000	Series A, Rev., 5.500%, 07/01/41	1,163
1,000	Lansing Sewage Disposal System, Rev., 5.000%, 05/01/19	1,154
1,000	Michigan Finance Authority, Trinity Health Group, Rev., 5.000%, 12/01/31	1,099
1,000	Michigan Finance Authority, Unemployment Obligation Assessment, Series B, Rev., 5.000%, 07/01/21	1,157
1,055	Michigan Municipal Bond Authority, Local Government Lien Program, Series A, Rev., AMBAC, 5.000%, 05/01/16	1,058
1,500	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1, Rev., VAR, 2.000%, 05/30/18	1,545
2,185	Michigan State Trunk Line, Rev., 5.000%, 11/15/30	2,492

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,500	Michigan Strategic Fund, House of Representatives Facilities, Limited Obligation, Series A, Rev., AGC, 5.250%, 10/15/20	1,704

		13,703

	Special Tax — 9.1%
	Michigan State Comprehensive Transportation,
3,130	Rev., AGM, 5.250%, 05/15/18	3,645
2,000	Rev., AGM, 5.250%, 05/15/21	2,432

		6,077

	Transportation — 1.8%
1,000	Michigan State Trunk Line, Rev., AGM, 5.250%, 11/01/20	1,205

	Utility — 2.2%
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Limited Obligation, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,462

	Water & Sewer — 18.3%
3,000	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/17	3,027
1,670	City of Grand Rapids, Sanitation Sewer System, Rev., 5.000%, 01/01/23	2,018
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/24	5,983
1,000	North Kent Sewer Authority, Rev., NATL-RE, 5.000%, 11/01/19	1,098

		12,126

	Total Michigan	58,090

	New York — 3.4%
	Other Revenue — 0.9%
500	Utility Debt Securitization Authority, Series TE, Rev., 5.000%, 12/15/29 (w)	592

	Special Tax — 2.5%
1,425	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.250%, 02/15/27	1,660

	Total New York	2,252

	Total Municipal Bonds (Cost $60,380)	64,968

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
1,008	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $1,008)	1,008

	Total Investments — 99.3% (Cost $61,388)	65,976
	Other Assets in Excess of Liabilities — 0.7%	470

	NET ASSETS — 100.0%	$66,446

Percentages indicated are based on net assets.

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
COLL	—	Collateral
FGIC	—	Insured by Financial Guaranty Insurance Co.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and unfunded commitments.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,630
Aggregate gross unrealized depreciation	(42)

Net unrealized appreciation/depreciation	$4,588

Federal income tax cost of investments	$61,388

JPMorgan Michigan Municipal Bond Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Michigan Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$1,008	$64,968	$–	$65,976

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 15.6%
	Kentucky — 2.3%
2,700	Louisville Regional Airport Authority Special Facilities, BT-OH, LLC Project, Series A, Rev., VRDO, 0.070%, 06/02/14	2,700

	Michigan — 13.3%
10,145	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 0.130%, 06/02/14	10,145
5,300	University of Michigan, Series B, Rev., VRDO, 0.030%, 06/02/14	5,300

		15,445

	Total Daily Demand Notes (Cost $18,145)	18,145

Quarterly Demand Notes — 5.1%
4,000	Michigan Finance Authority, CHE Trinity Health Credit Group, 0.000%, 09/02/14	4,000
2,000	Michigan Finance Authority, Hospital, CHE Trinity Health Credit Group, Series MI-1, Rev., VRDO, 0.100%, 06/02/14	2,000

	Total Quarterly Demand Notes (Cost $6,000)	6,000

Weekly Demand Notes — 78.3%
	Florida — 3.1%
3,640	Alachua County Housing Finance Authority, Multi-Family Housing, Santa Fe I Apartments, Rev., VRDO, LOC: Citibank N.A., 0.090%, 06/09/14 (m)	3,640

	Massachusetts — 0.9%
1,085	Massachusetts State Municipal Securities Trust Receipts, Series SGC-51, Class A, GO, VRDO, AMBAC, LIQ: Societe Generale, LOC: Societe Generale, 0.080%, 06/09/14	1,085

	Michigan — 74.3%
1,000	Austin Trust, Various States, Series 2007-1009, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.160%, 06/09/14	1,000
	Detroit City School District,
5,000	Series 2008-3313, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse, 0.310%, 06/09/14 (e)	5,000
1,685	Series ROCS-RR-II-R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.210%, 06/09/14 (e)	1,685
755	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-302, Rev., NATL-RE, LIQ: Deutsche Bank A.G., 0.110%, 06/09/14	755
7,000	Eclipse Funding Trust, Solar Eclipse, Series 2006-0001, GO, AGM, Q-SBLF, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.110%, 06/09/14 (e)	7,000
875	Jackson County Economic Development Corp., Melling Tool Co. Project, Rev., VRDO, LOC: Comerica Bank, 0.150%, 06/09/14	875
1,000	Kent County, City of Grand Rapids, Industrial Development, Clipper Belt Lacer Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 06/09/14	1,000
4,205	Kent Hospital Finance Authority, Spectrum Health System, Series B-3, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.060%, 06/09/14	4,205
2,900	Michigan Finance Authority, Higher Education Facilities, Spring Arbor University Project, Rev., VRDO, LOC: Comerica Bank, 0.070%, 06/09/14	2,900
5,500	Michigan Finance Authority, Student Loans, Series 22-A, Rev., VRDO, LOC: State Street B&T Co., 0.060%, 06/09/14	5,500
1,925	Michigan Higher Education Facilities Authority, Thomas M. Cooley Law School Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 06/09/14	1,925
5,000	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R-11869, Rev., VRDO, LIQ: Citibank N.A., 0.080%, 06/09/14	5,000
5,100	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, Rev., VRDO, 0.120%, 06/09/14 (i)	5,100
1,285	Michigan State Housing Development Authority, Multi-Family Housing, Berrien Woods III-A, Rev., VRDO, LOC: Citibank N.A., 0.090%, 06/09/14	1,285
	Michigan State Housing Development Authority, Rental Housing,
2,175	Series A, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 0.070%, 06/09/14	2,175
1,870	Series C, Rev., VRDO, AMT, LIQ: Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.070%, 06/09/14	1,870

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Michigan — continued
300	Series D, Rev., VRDO, AMT, LIQ: Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.070%, 06/09/14	300
	Michigan State Housing Development Authority, Single-Family Mortgage,
1,110	Series C, Rev., VRDO, LIQ: Barclays Bank plc, 0.050%, 06/09/14	1,110
600	Series D-1, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 0.070%, 06/09/14	600
2,000	Series E, Rev., VRDO, AMT, LIQ: Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.070%, 06/09/14	2,000
7,000	Series F, Rev., VRDO, AMT, FHA, LIQ: PNC Bank N.A., 0.070%, 06/09/14	7,000
900	Michigan Strategic Fund, B&C Leasing LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/09/14	900
1,000	Michigan Strategic Fund, Bayloff Properties LLC Project, Rev., VRDO, LOC: PNC Bank N.A., 0.160%, 06/09/14	1,000
770	Michigan Strategic Fund, Merchants LLC Project, Rev., VRDO, LOC: PNC Bank N.A., 0.110%, 06/09/14	770
760	Michigan Strategic Fund, Printing System, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.160%, 06/09/14	760
2,165	Michigan Strategic Fund, Transnav Technologies, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/09/14	2,165
345	Michigan Strategic Fund, Wedgwood Christian Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 06/09/14	345
3,885	Oakland County Economic Development Corp., Exhibit Enterprises, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 0.150%, 06/09/14	3,885
3,500	Puttable Floating Option Tax-Exempt Receipts, Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.060%, 06/09/14	3,500
	RBC Municipal Products, Inc. Trust, Various States,
4,420	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.100%, 06/09/14	4,420
4,500	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.100%, 06/09/14	4,500
2,000	Series L-32, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.100%, 06/09/14	2,000
4,000	Wells Fargo Stage Trust, Various States, Series 33C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.120%, 06/09/14 (e)	4,000

		86,530

	Total Weekly Demand Notes (Cost $91,255)	91,255

	Total Investments — 99.0% (Cost $115,400)*	115,400
	Other Assets in Excess of Liabilities — 1.0%	1,155

	NET ASSETS — 100.0%	$116,555

Percentages indicated are based on net assets.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2014.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$115,400	$—	$115,400

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 3.4%
	ABFC Trust,
1,416	Series 2005-AQ1, Class A4, SUB, 5.010%, 06/25/35	1,432
1,664	Series 2005-WF1, Class A2C, VAR, 0.460%, 12/25/34	1,645
594	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.330%, 04/25/36	576
3,416	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	3,431
217	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.520%, 04/25/36	208
1,778	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,776
	Chase Funding Trust,
2,181	Series 2002-3, Class 1A5, SUB, 5.907%, 06/25/32	2,117
1,145	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	1,197
919	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	929
	Citigroup Mortgage Loan Trust, Inc.,
169	Series 2003-HE3, Class A, VAR, 0.530%, 12/25/33	161
920	Series 2004-HE1, Class A, VAR, 0.480%, 09/25/33 (e)	877
1,650	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (e) (i)	1,669
249	Federal National Mortgage Association REMIC Trust, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	259
	Freedom Trust,
1,151	Series 2011-2, Class A11, VAR, 4.202%, 08/01/46 (e)	1,179
1,579	Series 2012-3, Class A22, VAR, 6.000%, 09/25/41 (e) (i)	1,599
	HLSS Servicer Advance Receivables Trust,
1,685	Series 2012-T2, Class B2, 2.480%, 10/15/45 (e)	1,694
505	Series 2013-T1, Class C2, 2.487%, 01/16/46 (e)	507
451	Series 2013-T1, Class D2, 3.228%, 01/16/46 (e)	454
231	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.350%, 03/25/36 HSBC Home Equity Loan Trust USA,	173
338	Series 2006-1, Class A1, VAR, 0.309%, 01/20/36	336
237	Series 2006-2, Class A1, VAR, 0.299%, 03/20/36	235
356	Series 2007-1, Class AS, VAR, 0.349%, 03/20/36	352
982	Series 2007-3, Class APT, VAR, 1.349%, 11/20/36	984
	KGS-Alpha Capital Markets LP,
14,746	Series 2012-3, 09/25/26	387
40,735	Series 2012-4, VAR, 09/25/37	1,960
742	Kondaur Mortgage Asset Trust LLC, Series 2013-1, Class A, VAR, 4.458%, 08/25/52 (e)	747
877	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.500%, 07/25/34 (e)	873
	Long Beach Mortgage Loan Trust,
2,200	Series 2004-1, Class M1, VAR, 0.900%, 02/25/34	2,071
386	Series 2006-WL2, Class 2A3, VAR, 0.350%, 01/25/36	361
1,643	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	1,649
	Madison Avenue Manufactured Housing Contract,
141,050	Series 2002-A, Class IO, IO, 0.300%, 03/25/32	1,099
963	Series 2002-A, Class M2, VAR, 2.400%, 03/25/32	962
2,718	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,802
	Mid-State Capital Trust,
1,413	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,454
2,178	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	2,260
	Nationstar Agency Advance Funding Trust,
701	Series 2013-T1A, Class CT1, 1.743%, 02/15/45 (e)	702
727	Series 2013-T1A, Class DT1, 2.734%, 02/15/45 (e)	729
783	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	768
689	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	711
2,427	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	2,423
5,100	NYMT Residential LLC, Series 2012-RP1A, Class NOTE, VAR, 4.250%, 12/25/17 (e) (i)	5,100

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,684		Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.087%, 10/25/34	1,672
650		PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	648
		RAMP Trust,
70		Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	71
1,764		Series 2004-RS11, Class M1, VAR, 1.080%, 11/25/34	1,738
524		Series 2005-EFC5, Class A3, VAR, 0.490%, 10/25/35	519
3,141		Series 2006-RZ1, Class A3, VAR, 0.450%, 03/25/36	2,990
		Real Estate Asset Trust,
1,626		Series 2013-1A, Class A1, VAR, 3.230%, 05/25/52 (e) (i)	1,626
1,000		Series 2013-1A, Class A2, VAR, 5.926%, 05/25/52 (e) (i)	1,000
495		Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	272
		RMAT,
942		Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	946
1,000		Series 2012-1A, Class A2, VAR, 6.657%, 08/26/52 (e) (i)	1,023
133		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	130
694		Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	702
112		Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.517%, 01/25/36	74
3,840		SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	3,872
		Stanwich Mortgage Loan Co. LLC,
1,618		Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	1,621
355		Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e)	355
1,310		Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,310
3,272		Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	3,300
5,000		Station Place Securitization Trust, Series 2013-1, VAR, 1.424%, 02/25/15	5,000
		Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
385		Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	405
478		Series 2002-AL1, Class A2, 3.450%, 02/25/32	476
1,409		Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,392
1,486		Vericrest Opportunity Loan Transferee, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	1,486
1,406		Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	1,409
		Westgate Resorts LLC,
2,209		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	2,228
2,005		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	2,015

		Total Asset-Backed Securities (Cost $88,187)	89,128

Collateralized Mortgage Obligations — 53.6%
		Agency CMO — 37.0%
–	(h)	Federal Home Loan Mortgage Corp. Reference REMIC, Series R007, Class ZA, 6.000%, 05/15/36	—	(h)
		Federal Home Loan Mortgage Corp. REMIC,
8		Series 11, Class D, 9.500%, 07/15/19	8
9		Series 22, Class C, 9.500%, 04/15/20	9
12		Series 23, Class F, 9.600%, 04/15/20	14
6		Series 30, Class D, 9.500%, 02/15/20	7
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
3		Series 47, Class F, 10.000%, 06/15/20	4
33		Series 77, Class H, 8.500%, 09/15/20	35
1		Series 81, Class A, 8.125%, 11/15/20	2
3		Series 84, Class F, 9.200%, 10/15/20	4
3		Series 99, Class Z, 9.500%, 01/15/21	4
–	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
–	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	—	(h)
–	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	—	(h)
–	(h)	Series 204, Class E, HB, IF, 1,858.391%, 05/15/23	4
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	1
3		Series 1065, Class J, 9.000%, 04/15/21	3

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
5		Series 1079, Class S, HB, IF, 33.486%, 05/15/21	8
–	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	—	(h)
2		Series 1084, Class F, VAR, 1.101%, 05/15/21	2
2		Series 1084, Class S, HB, IF, 44.545%, 05/15/21	3
4		Series 1133, Class H, 7.000%, 09/15/21	5
14		Series 1144, Class KB, 8.500%, 09/15/21	16
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,181.260%, 01/15/22	3
26		Series 1343, Class LA, 8.000%, 08/15/22	31
13		Series 1343, Class LB, 7.500%, 08/15/22	15
44		Series 1374, Class Z, 7.000%, 10/15/22	50
14		Series 1395, Class G, 6.000%, 10/15/22	15
106		Series 1401, Class J, 7.000%, 10/15/22	117
156		Series 1466, Class PZ, 7.500%, 02/15/23	176
4		Series 1470, Class F, VAR, 1.701%, 02/15/23	4
5		Series 1505, Class QB, HB, IF, 20.414%, 05/15/23	7
46		Series 1518, Class G, IF, 8.875%, 05/15/23	54
32		Series 1526, Class L, 6.500%, 06/15/23	35
49		Series 1541, Class O, VAR, 1.960%, 07/15/23	48
464		Series 1552, Class IA, IF, 16.207%, 08/15/23	635
13		Series 1570, Class F, VAR, 2.201%, 08/15/23	13
32		Series 1570, Class SA, HB, IF, 23.941%, 08/15/23	52
130		Series 1578, Class K, 6.900%, 09/15/23	146
15		Series 1578, Class V, IO, 7.000%, 09/15/23	3
283		Series 1591, Class PV, 6.250%, 10/15/23	311
15		Series 1602, Class SA, HB, IF, 22.259%, 10/15/23	27
24		Series 1609, Class LG, IF, 17.006%, 11/15/23	26
359		Series 1628, Class LZ, 6.500%, 12/15/23	396
332		Series 1638, Class H, 6.500%, 12/15/23	369
334		Series 1644, Class K, 6.750%, 12/15/23	370
427		Series 1658, Class GZ, 7.000%, 01/15/24	487
6		Series 1671, Class QC, IF, 10.000%, 02/15/24	8
193		Series 1677, Class Z, 7.500%, 07/15/23	221
9		Series 1686, Class SH, IF, 18.898%, 02/15/24	13
166		Series 1695, Class EB, 7.000%, 03/15/24	189
22		Series 1699, Class FC, VAR, 0.751%, 03/15/24	22
32		Series 1745, Class D, 7.500%, 08/15/24	37
603		Series 1760, Class ZD, VAR, 2.170%, 02/15/24	629
69		Series 1798, Class F, 5.000%, 05/15/23	75
4		Series 1807, Class G, 9.000%, 10/15/20	4
563		Series 1813, Class I, PO, 11/15/23	544
2,178		Series 1813, Class J, IF, IO, 5.750%, 11/15/23	334
120		Series 1829, Class ZB, 6.500%, 03/15/26	133
220		Series 1863, Class Z, 6.500%, 07/15/26	244
6		Series 1865, Class D, PO, 02/15/24	5
70		Series 1899, Class ZE, 8.000%, 09/15/26	82
63		Series 1963, Class Z, 7.500%, 01/15/27	73
23		Series 1985, Class PR, IO, 8.000%, 07/15/27	5
31		Series 1987, Class PE, 7.500%, 09/15/27	34
258		Series 2033, Class J, 5.600%, 06/15/23	278
14		Series 2033, Class SN, HB, IF, 28.282%, 03/15/24	7
18		Series 2038, Class PN, IO, 7.000%, 03/15/28	4
160		Series 2040, Class PE, 7.500%, 03/15/28	185
17		Series 2042, Class T, 7.000%, 03/15/28	20
61		Series 2060, Class Z, 6.500%, 05/15/28	68
152		Series 2061, Class DC, IO, 6.500%, 06/15/28	30
13,237		Series 2065, Class PX, IO, 0.750%, 08/17/27	341
385		Series 2075, Class PH, 6.500%, 08/15/28	433
68		Series 2086, Class GB, 6.000%, 09/15/28	77
28		Series 2089, Class PJ, IO, 7.000%, 10/15/28	6
261		Series 2110, Class PG, 6.000%, 01/15/29	290
325		Series 2111, Class SB, IF, IO, 7.349%, 01/15/29	81
90		Series 2125, Class JZ, 6.000%, 02/15/29	100
214		Series 2130, Class QS, 6.000%, 03/15/29	236

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
39		Series 2132, Class SB, HB, IF, 29.894%, 03/15/29	70
59		Series 2132, Class ZL, 6.500%, 03/15/29	67
9		Series 2141, Class IO, IO, 7.000%, 04/15/29	2
25		Series 2163, Class PC, IO, 7.500%, 06/15/29	5
53		Series 2178, Class PB, 7.000%, 08/15/29	62
84		Series 2201, Class C, 8.000%, 11/15/29	98
288		Series 2209, Class TC, 8.000%, 01/15/30	348
149		Series 2210, Class Z, 8.000%, 01/15/30	173
41		Series 2224, Class CB, 8.000%, 03/15/30	49
30		Series 2247, Class Z, 7.500%, 08/15/30	34
218		Series 2254, Class Z, 9.000%, 09/15/30	265
151		Series 2256, Class MC, 7.250%, 09/15/30	175
227		Series 2259, Class ZM, 7.000%, 10/15/30	262
276		Series 2271, Class PC, 7.250%, 12/15/30	319
150		Series 2283, Class K, 6.500%, 12/15/23	169
67		Series 2296, Class PD, 7.000%, 03/15/31	77
1,017		Series 2303, Class ZD, 7.000%, 04/15/31	1,184
529		Series 2303, Class ZN, 8.500%, 04/15/29	630
31		Series 2306, Class K, PO, 05/15/24	30
78		Series 2306, Class SE, IF, IO, 7.930%, 05/15/24	15
478		Series 2344, Class ZD, 6.500%, 08/15/31	550
49		Series 2344, Class ZJ, 6.500%, 08/15/31	56
38		Series 2345, Class NE, 6.500%, 08/15/31	43
82		Series 2347, Class VP, 6.500%, 03/15/20	89
53		Series 2353, Class TD, 6.000%, 09/15/16	56
53		Series 2355, Class BP, 6.000%, 09/15/16	55
40		Series 2358, Class PD, 6.000%, 09/15/16	42
90		Series 2359, Class PM, 6.000%, 09/15/16	94
191		Series 2359, Class ZB, 8.500%, 06/15/31	231
89		Series 2360, Class PG, 6.000%, 09/15/16	93
–	(h)	Series 2363, Class PF, 6.000%, 09/15/16	—	(h)
48		Series 2366, Class MD, 6.000%, 10/15/16	50
822		Series 2367, Class ZK, 6.000%, 10/15/31	916
18		Series 2368, Class AS, HB, IF, 20.537%, 10/15/31	29
30		Series 2368, Class TG, 6.000%, 10/15/16	31
40		Series 2372, Class F, VAR, 0.651%, 10/15/31	41
43		Series 2383, Class FD, VAR, 0.651%, 11/15/31	43
65		Series 2388, Class UZ, 8.500%, 06/15/31	77
199		Series 2391, Class QR, 5.500%, 12/15/16	207
25		Series 2394, Class MC, 6.000%, 12/15/16	26
644		Series 2399, Class TH, 6.500%, 01/15/32	695
131		Series 2410, Class OE, 6.375%, 02/15/32	142
131		Series 2410, Class QS, IF, 19.107%, 02/15/32	205
93		Series 2410, Class QX, IF, IO, 8.499%, 02/15/32	24
141		Series 2423, Class MC, 7.000%, 03/15/32	163
181		Series 2423, Class MT, 7.000%, 03/15/32	210
72		Series 2425, Class OB, 6.000%, 03/15/17	76
2,036		Series 2431, Class F, VAR, 0.651%, 03/15/32	2,057
300		Series 2433, Class SA, HB, IF, 20.537%, 02/15/32	482
193		Series 2434, Class TC, 7.000%, 04/15/32	217
344		Series 2436, Class MC, 7.000%, 04/15/32	389
113		Series 2444, Class ES, IF, IO, 7.799%, 03/15/32	28
122		Series 2450, Class GZ, 7.000%, 05/15/32	140
128		Series 2450, Class SW, IF, IO, 7.849%, 03/15/32	33
100		Series 2458, Class QE, 5.500%, 06/15/17	104
283		Series 2462, Class NB, 6.500%, 06/15/22	311
498		Series 2464, Class FE, VAR, 1.151%, 03/15/32	512
36		Series 2470, Class SL, IF, 9.000%, 01/15/27	39

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
51		Series 2474, Class SJ, IF, IO, 7.499%, 07/15/17	3
1,445		Series 2494, Class SX, IF, IO, 6.849%, 02/15/32	284
451		Series 2513, Class ZC, 5.500%, 10/15/32	492
377		Series 2517, Class Z, 5.500%, 10/15/32	411
143		Series 2535, Class BK, 5.500%, 12/15/22	157
280		Series 2549, Class ZG, 5.000%, 01/15/18	293
3,063		Series 2552, Class FP, VAR, 1.151%, 01/15/33	3,142
1,577		Series 2557, Class HL, 5.300%, 01/15/33	1,729
80		Series 2571, Class SK, HB, IF, 33.848%, 09/15/23	149
471		Series 2586, Class WI, IO, 6.500%, 03/15/33	96
–	(h)	Series 2610, Class DZ, 5.500%, 05/15/33	—	(h)
85		Series 2611, Class SQ, IF, 12.698%, 05/15/33	95
276		Series 2611, Class UH, 4.500%, 05/15/18	290
367		Series 2626, Class NS, IF, IO, 6.399%, 06/15/23	29
83		Series 2631, Class SA, IF, 14.573%, 06/15/33	105
348		Series 2637, Class SA, IF, IO, 5.949%, 06/15/18	27
721		Series 2641, Class WI, IO, 5.000%, 01/15/33	50
377		Series 2650, Class PO, PO, 12/15/32	375
738		Series 2650, Class SO, PO, 12/15/32	731
154		Series 2671, Class S, IF, 14.481%, 09/15/33	196
2,311		Series 2684, Class PO, PO, 01/15/33	2,309
213		Series 2692, Class SC, IF, 12.984%, 07/15/33	254
94		Series 2694, Class BA, 4.000%, 06/15/31	98
–	(h)	Series 2715, Class OG, 5.000%, 01/15/23	—	(h)
645		Series 2720, Class PC, 5.000%, 12/15/23	697
3,221		Series 2722, Class PF, VAR, 0.751%, 12/15/33	3,258
329		Series 2725, Class SC, IF, 8.848%, 11/15/33	367
526		Series 2744, Class TU, 5.500%, 05/15/32	551
186		Series 2756, Class NA, 5.000%, 02/15/24	201
96		Series 2780, Class JG, 4.500%, 04/15/19	99
247		Series 2802, Class ZY, 6.000%, 05/15/34	257
127		Series 2835, Class BO, PO, 12/15/28	127
193		Series 2835, Class QO, PO, 12/15/32	178
105		Series 2877, Class KO, PO, 03/15/19	104
1,215		Series 2934, Class EC, PO, 02/15/20	1,208
10		Series 2934, Class EN, PO, 02/15/18	10
1,264		Series 2934, Class HI, IO, 5.000%, 02/15/20	120
772		Series 2934, Class KI, IO, 5.000%, 02/15/20	72
275		Series 2945, Class SA, IF, 12.022%, 03/15/20	291
12,004		Series 2949, Class YZ, 5.500%, 03/15/35	12,955
331		Series 2967, Class JI, IO, 5.000%, 04/15/20	32
125		Series 2967, Class S, HB, IF, 32.994%, 04/15/25	212
30		Series 2971, Class GC, 5.000%, 07/15/18	30
54		Series 2989, Class PO, PO, 06/15/23	54
273		Series 2990, Class SL, HB, IF, 23.939%, 06/15/34	391
66		Series 2990, Class WP, IF, 16.638%, 06/15/35	79
946		Series 2994, Class FC, VAR, 0.551%, 02/15/33	948
51		Series 2996, Class FD, VAR, 0.401%, 06/15/35	51
236		Series 3022, Class SX, IF, 16.497%, 08/15/25	311
1,949		Series 3035, Class Z, 5.850%, 09/15/35	2,163
61		Series 3047, Class OB, 5.500%, 12/15/33	61
126		Series 3054, Class MI, IO, 5.500%, 05/15/34	2
659		Series 3068, Class QB, 4.500%, 06/15/20	686
621		Series 3077, Class TO, PO, 04/15/35	596
2,367		Series 3101, Class UZ, 6.000%, 01/15/36	2,620
423		Series 3117, Class EO, PO, 02/15/36	395
629		Series 3117, Class OG, PO, 02/15/36	601

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
424		Series 3117, Class OK, PO, 02/15/36	395
134		Series 3122, Class OH, PO, 03/15/36	128
12		Series 3122, Class ZB, 6.000%, 03/15/36	12
77		Series 3134, Class PO, PO, 03/15/36	72
2,552		Series 3137, Class XP, 6.000%, 04/15/36	2,825
314		Series 3138, Class PO, PO, 04/15/36	293
910		Series 3143, Class BC, 5.500%, 02/15/36	1,014
62		Series 3149, Class SO, PO, 05/15/36	50
568		Series 3151, Class PO, PO, 05/15/36	545
694		Series 3152, Class MO, PO, 03/15/36	663
410		Series 3153, Class EO, PO, 05/15/36	383
–	(h)	Series 3156, Class AZ, 5.500%, 05/15/36	—	(h)
495		Series 3171, Class MO, PO, 06/15/36	468
436		Series 3174, Class PX, 5.000%, 06/15/17	447
328		Series 3179, Class OA, PO, 07/15/36	306
38		Series 3184, Class OA, PO, 02/15/33	38
241		Series 3194, Class SA, IF, IO, 6.949%, 07/15/36	47
–	(h)	Series 3195, Class PD, 6.500%, 07/15/36	—	(h)
550		Series 3200, Class PO, PO, 08/15/36	514
915		Series 3210, Class PO, PO, 05/15/36	880
507		Series 3219, Class DI, IO, 6.000%, 04/15/36	80
471		Series 3232, Class ST, IF, IO, 6.549%, 10/15/36	70
868		Series 3237, Class AO, PO, 11/15/36	825
508		Series 3253, Class PO, PO, 12/15/21	507
351		Series 3260, Class CS, IF, IO, 5.989%, 01/15/37	48
299		Series 3262, Class SG, IF, IO, 6.249%, 01/15/37	46
244		Series 3274, Class JO, PO, 02/15/37	226
287		Series 3274, Class MO, PO, 02/15/37	269
171		Series 3275, Class FL, VAR, 0.591%, 02/15/37	172
3,500		Series 3282, Class YD, 5.500%, 02/15/22	3,912
109		Series 3288, Class GS, IF, 2.740%, 03/15/37	110
978		Series 3290, Class SB, IF, IO, 6.299%, 03/15/37	146
256		Series 3305, Class MB, IF, 2.631%, 07/15/34	258
247		Series 3316, Class JO, PO, 05/15/37	224
180		Series 3371, Class FA, VAR, 0.751%, 09/15/37	182
516		Series 3373, Class TO, PO, 04/15/37	458
913		Series 3385, Class SN, IF, IO, 5.849%, 11/15/37	106
799		Series 3387, Class SA, IF, IO, 6.269%, 11/15/37	95
150		Series 3389, Class DQ, 5.750%, 10/15/35	153
429		Series 3393, Class JO, PO, 09/15/32	383
1,043		Series 3404, Class SC, IF, IO, 5.849%, 01/15/38	140
3,127		Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	38
478		Series 3422, Class LI, IO, 5.000%, 02/15/23	37
557		Series 3451, Class SA, IF, IO, 5.899%, 05/15/38	62
753		Series 3461, Class LZ, 6.000%, 06/15/38	832
1,485		Series 3481, Class SJ, IF, IO, 5.699%, 08/15/38	194
847		Series 3505, Class SA, IF, IO, 5.849%, 01/15/39	124
653		Series 3511, Class IO, IO, 5.000%, 12/15/21	51
431		Series 3511, Class SA, IF, IO, 5.849%, 02/15/39	64
413		Series 3515, Class PI, IO, 5.500%, 07/15/37	15
1,287		Series 3531, Class SA, IF, IO, 6.149%, 05/15/39	174
1,940		Series 3537, Class MI, IO, 5.000%, 06/15/38	332
181		Series 3546, Class A, VAR, 2.070%, 02/15/39	185
563		Series 3549, Class FA, VAR, 1.351%, 07/15/39	573
1,785		Series 3572, Class JS, IF, IO, 6.649%, 09/15/39	266
652		Series 3604, Class PO, PO, 05/15/36	611
731		Series 3607, Class AO, PO, 04/15/36	678
731		Series 3607, Class BO, PO, 04/15/36	678
231		Series 3607, Class EO, PO, 02/15/33	231
1,335		Series 3607, Class PO, PO, 05/15/37	1,149
803		Series 3611, Class PO, PO, 07/15/34	744
1,700		Series 3614, Class QB, 4.000%, 12/15/24	1,805
761		Series 3621, Class BO, PO, 01/15/40	669
900		Series 3621, Class PO, PO, 01/15/40	792

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
956		Series 3623, Class LO, PO, 01/15/40	898
1,343		Series 3632, Class BS, IF, 16.996%, 02/15/40	1,941
5,900		Series 3659, Class VG, 5.000%, 09/15/34	6,659
914		Series 3688, Class CU, VAR, 6.730%, 11/15/21	979
4,815		Series 3688, Class NI, IO, 5.000%, 04/15/32	482
4,058		Series 3704, Class DT, 7.500%, 11/15/36	4,681
3,212		Series 3704, Class ET, 7.500%, 12/15/36	3,895
5,786		Series 3714, Class IP, IO, 5.000%, 08/15/40	1,008
3,723		Series 3739, Class LI, IO, 4.000%, 03/15/34	227
3,308		Series 3740, Class SC, IF, IO, 5.849%, 10/15/40	468
2,373		Series 3747, Class CY, 4.500%, 10/15/40	2,527
1,500		Series 3747, Class PY, 4.000%, 10/15/40	1,542
4,031		Series 3759, Class HI, IO, 4.000%, 08/15/37	462
2,499		Series 3760, Class GI, IO, 4.000%, 10/15/37	249
1,500		Series 3770, Class PY, 5.000%, 12/15/40	1,712
3,267		Series 3795, Class EI, IO, 5.000%, 10/15/39	503
–	(h)	Series 3819, Class ZQ, 6.000%, 04/15/36	—	(h)
476		Series 3852, Class QN, IF, 5.500%, 05/15/41	509
752		Series 3852, Class TP, IF, 5.500%, 05/15/41	812
2,323		Series 3860, Class PZ, 5.000%, 05/15/41	2,546
1,013		Series 3895, Class WA, VAR, 5.713%, 10/15/38	1,111
–	(h)	Series 3898, Class AF, VAR, 0.721%, 06/15/41	—	(h)
3,789		Series 3966, Class BF, VAR, 0.651%, 10/15/40	3,803
5,381		Series 3966, Class NA, 4.000%, 12/15/41	5,609
3,668		Series 3998, Class GF, VAR, 0.601%, 05/15/36	3,679
1,000		Series 4015, Class MY, 3.500%, 03/15/42	981
5,668		Series 4048, Class FJ, VAR, 0.552%, 07/15/37	5,643
1,000		Series 4177, Class MQ, 2.500%, 03/15/43	860
		Federal Home Loan Mortgage Corp. STRIPS,
1		Series 1, Class B, IO, 8.000%, 10/15/18	—	(h)
1		Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
7		Series 134, Class B, IO, 9.000%, 04/01/22	2
1,537		Series 191, Class IO, IO, 8.000%, 01/01/28	368
768		Series 197, Class PO, PO, 04/01/28	719
1,045		Series 233, Class 11, IO, 5.000%, 09/15/35	176
593		Series 233, Class 12, IO, 5.000%, 09/15/35	99
1,407		Series 233, Class 13, IO, 5.000%, 09/15/35	233
2,284		Series 239, Class S30, IF, IO, 7.549%, 08/15/36	478
517		Series 243, Class 16, IO, 4.500%, 11/15/20	41
865		Series 243, Class 17, IO, 4.500%, 12/15/20	71
31,279		Series 262, Class 35, 3.500%, 07/15/42 (m)	32,117
1,856		Series 299, Class 300, 3.000%, 01/15/43	1,853
3,466		Series 310, Class PO, PO, 09/15/43	2,684
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
352		Series T-41, Class 3A, VAR, 6.752%, 07/25/32 (m)	406
1,290		Series T-42, Class A5, 7.500%, 02/25/42	1,514
77		Series T-51, Class 1A, VAR, 6.500%, 09/25/43	89
89		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	107
2,041		Series T-54, Class 2A, 6.500%, 02/25/43	2,425
1,023		Series T-54, Class 3A, 7.000%, 02/25/43	1,246
1,855		Series T-56, Class A5, 5.231%, 05/25/43	2,014
178		Series T-58, Class APO, PO, 09/25/43	146
171		Series T-59, Class 1AP, PO, 10/25/43	152
2,542		Series T-62, Class 1A1, VAR, 1.324%, 10/25/44	2,601
4,995		Series T-76, Class 2A, VAR, 3.457%, 10/25/37	4,928
2,557		Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K029, Class A2, VAR, 3.320%, 02/25/23	2,660

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
		Federal National Mortgage Association - ACES,
4,000		Series 2010-M1, Class A2, 4.450%, 09/25/19	4,467
5,000		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	5,526
1,700		Series 2011-M1, Class A3, 3.763%, 06/25/21	1,820
9,480		Series 2011-M2, Class A3, 3.764%, 04/25/21	10,129
5,000		Series 2011-M4, Class A2, 3.726%, 06/25/21	5,363
2,504		Series 2013-M7, Class A2, 2.280%, 12/27/22	2,390
4,000		Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	3,846
2,500		Series 2014-M3, Class A2, VAR, 3.477%, 01/25/24	2,611
		Federal National Mortgage Association Grantor Trust,
32		Series 2001-T10, Class PO, PO, 12/25/41	30
627		Series 2001-T12, Class A2, 7.500%, 08/25/41	740
854		Series 2001-T7, Class A1, 7.500%, 02/25/41	988
272		Series 2002-T16, Class A2, 7.000%, 07/25/42	314
509		Series 2002-T19, Class A2, 7.000%, 07/25/42	586
329		Series 2002-T4, Class A2, 7.000%, 12/25/41	381
854		Series 2002-T4, Class A3, 7.500%, 12/25/41	975
689		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	782
523		Series 2004-T3, Class PT1, VAR, 8.849%, 01/25/44	612
		Federal National Mortgage Association REMIC,
32		Series 1988-7, Class Z, 9.250%, 04/25/18	35
2		Series 1988-11, Class D, PO, 05/25/18	2
166		Series 1988-21, Class G, 9.500%, 08/25/18	183
1		Series 1988-29, Class B, 9.500%, 12/25/18	1
2		Series 1989-21, Class G, 10.450%, 04/25/19	2
8		Series 1989-27, Class Y, 6.900%, 06/25/19	8
7		Series 1989-70, Class G, 8.000%, 10/25/19	8
4		Series 1989-78, Class H, 9.400%, 11/25/19	4
3		Series 1989-89, Class H, 9.000%, 11/25/19	3
2		Series 1990-60, Class K, 5.500%, 06/25/20	3
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	2
23		Series 1990-102, Class J, 6.500%, 08/25/20	25
3		Series 1990-134, Class SC, HB, IF, 21.375%, 11/25/20	4
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	3
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
97		Series 1991-44, Class G, 8.500%, 05/25/21	108
–	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	1
6		Series 1992-101, Class J, 7.500%, 06/25/22	6
–	(h)	Series 1992-188, Class PZ, 7.500%, 10/25/22	—	(h)
135		Series 1993-25, Class J, 7.500%, 03/25/23	153
67		Series 1993-27, Class S, IF, 9.526%, 02/25/23	78
27		Series 1993-31, Class K, 7.500%, 03/25/23	30
286		Series 1993-54, Class Z, 7.000%, 04/25/23	323
15		Series 1993-62, Class SA, IF, 18.898%, 04/25/23	23
15		Series 1993-97, Class FA, VAR, 1.400%, 05/25/23	15
2		Series 1993-108, Class D, PO, 02/25/23	2
36		Series 1993-162, Class F, VAR, 1.100%, 08/25/23	37
6		Series 1993-165, Class SD, IF, 13.370%, 09/25/23	7
55		Series 1993-179, Class SB, HB, IF, 26.683%, 10/25/23	94
11		Series 1993-228, Class G, PO, 09/25/23	11

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
9		Series 1993-230, Class FA, VAR, 0.750%, 12/25/23	9
83		Series 1993-250, Class Z, 7.000%, 12/25/23	85
762		Series 1994-26, Class J, PO, 01/25/24	735
82		Series 1994-37, Class L, 6.500%, 03/25/24	93
25		Series 1995-2, Class Z, 8.500%, 01/25/25	29
178		Series 1996-14, Class SE, IF, IO, 8.040%, 08/25/23	35
8		Series 1996-59, Class J, 6.500%, 08/25/22	9
60		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	2
19		Series 1997-24, Class Z, 8.000%, 04/18/27	22
14		Series 1997-27, Class J, 7.500%, 04/18/27	16
366		Series 1997-46, Class Z, 7.500%, 06/17/27	420
14		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	3
889		Series 1998-30, Class ZA, 6.500%, 05/20/28	1,002
10		Series 1998-36, Class J, 6.000%, 07/18/28	10
169		Series 1998-36, Class ZB, 6.000%, 07/18/28	190
110		Series 1998-43, Class SA, IF, IO, 16.933%, 04/25/23	44
85		Series 1999-57, Class Z, 7.500%, 12/25/19	94
103		Series 1999-62, Class PB, 7.500%, 12/18/29	119
339		Series 2000-18, Class EC, PO, 10/25/23	328
15		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	4
808		Series 2001-4, Class ZA, 6.500%, 03/25/31	914
68		Series 2001-7, Class PF, 7.000%, 03/25/31	78
99		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	20
145		Series 2001-36, Class DE, 7.000%, 08/25/31	168
390		Series 2001-38, Class FB, VAR, 0.650%, 08/25/31	394
72		Series 2001-44, Class PD, 7.000%, 09/25/31	82
131		Series 2001-44, Class PU, 7.000%, 09/25/31	151
196		Series 2001-49, Class LZ, 8.500%, 07/25/31	222
28		Series 2001-52, Class XN, 6.500%, 11/25/15	29
576		Series 2001-53, Class FX, VAR, 0.500%, 10/25/31	580
398		Series 2001-61, Class Z, 7.000%, 11/25/31	453
–	(h)	Series 2001-71, Class QE, 6.000%, 12/25/16	—	(h)
60		Series 2001-72, Class SX, IF, 17.116%, 12/25/31	86
49		Series 2001-74, Class MB, 6.000%, 12/25/16	51
–	(h)	Series 2002-1, Class HC, 6.500%, 02/25/22	—	(h)
50		Series 2002-1, Class SA, HB, IF, 24.700%, 02/25/32	78
83		Series 2002-1, Class UD, HB, IF, 23.975%, 12/25/23	133
295		Series 2002-7, Class FD, VAR, 0.850%, 04/25/29	300
37		Series 2002-9, Class ST, IF, 18.960%, 03/25/17	44
541		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	28
32		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	39
–	(h)	Series 2002-18, Class PC, 5.500%, 04/25/17	—	(h)
81		Series 2002-19, Class PE, 6.000%, 04/25/17	84
774		Series 2002-30, Class Z, 6.000%, 05/25/32	860
44		Series 2002-37, Class Z, 6.500%, 06/25/32	49
1,601		Series 2002-50, Class ZA, 6.000%, 05/25/31	1,778
989		Series 2002-60, Class FA, VAR, 0.900%, 02/25/31	1,008
989		Series 2002-60, Class FB, VAR, 0.900%, 02/25/31	1,008
292		Series 2002-62, Class ZE, 5.500%, 11/25/17	309
113		Series 2002-63, Class KC, 5.000%, 10/25/17	119
117		Series 2002-63, Class LB, 5.500%, 10/25/17	124

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
121	Series 2002-77, Class S, IF, 14.208%, 12/25/32	156
2,028	Series 2003-2, Class F, VAR, 0.900%, 02/25/33	2,062
446	Series 2003-7, Class A1, 6.500%, 12/25/42	515
1,247	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	216
1,036	Series 2003-22, Class UD, 4.000%, 04/25/33	1,093
654	Series 2003-26, Class XS, IF, IO, 6.900%, 03/25/23	67
1,635	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	332
72	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	15
1,916	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	398
39	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	—	(h)
45	Series 2003-52, Class SX, HB, IF, 22.500%, 10/25/31	66
291	Series 2003-55, Class CD, 5.000%, 06/25/23	318
466	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	10
773	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	142
40	Series 2003-74, Class SH, IF, 9.900%, 08/25/33	45
462	Series 2003-76, Class SH, IF, 13.900%, 09/25/31	509
593	Series 2003-80, Class SY, IF, IO, 7.500%, 06/25/23	56
721	Series 2003-86, Class ZA, 5.500%, 09/25/33	785
131	Series 2003-91, Class SD, IF, 12.250%, 09/25/33	159
4,067	Series 2003-105, Class AZ, 5.500%, 10/25/33	4,421
59	Series 2003-106, Class PO, PO, 08/25/17	59
827	Series 2003-116, Class SB, IF, IO, 7.450%, 11/25/33	227
124	Series 2003-130, Class SX, IF, 11.295%, 01/25/34	146
133	Series 2003-131, Class SK, IF, 15.900%, 01/25/34	174
123	Series 2003-132, Class OA, PO, 08/25/33	119
305	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	46
756	Series 2004-4, Class QI, IF, IO, 6.950%, 06/25/33	113
189	Series 2004-4, Class QM, IF, 13.900%, 06/25/33	232
398	Series 2004-10, Class SC, HB, IF, 28.000%, 02/25/34	554
881	Series 2004-17, Class H, 5.500%, 04/25/34	957
486	Series 2004-25, Class SA, IF, 19.113%, 04/25/34	696
1,623	Series 2004-28, Class PF, VAR, 0.550%, 03/25/34	1,626
508	Series 2004-36, Class SA, IF, 19.113%, 05/25/34	713
126	Series 2004-36, Class SN, IF, 13.900%, 07/25/33	136
650	Series 2004-46, Class EP, PO, 03/25/34	623
245	Series 2004-46, Class QB, HB, IF, 23.400%, 05/25/34	361
185	Series 2004-46, Class SK, IF, 16.088%, 05/25/34	240
5,170	Series 2004-50, Class VZ, 5.500%, 07/25/34	5,664
76	Series 2004-51, Class SY, IF, 13.940%, 07/25/34	97
543	Series 2004-53, Class NC, 5.500%, 07/25/24	598
256	Series 2004-59, Class BG, PO, 12/25/32	236
3,611	Series 2004-61, Class FH, VAR, 0.950%, 11/25/32	3,686
144	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	174
680	Series 2004-87, Class F, VAR, 0.900%, 01/25/34	691
4	Series 2004-92, Class JO, PO, 12/25/34	4
1,503	Series 2005-7, Class LO, PO, 02/25/35	1,256
295	Series 2005-13, Class FL, VAR, 0.550%, 03/25/35	296
162	Series 2005-15, Class MO, PO, 03/25/35	137
97	Series 2005-52, Class PA, 6.500%, 06/25/35	104
1,060	Series 2005-56, Class S, IF, IO, 6.560%, 07/25/35	179
315	Series 2005-66, Class SG, IF, 17.000%, 07/25/35	426
1,697	Series 2005-66, Class SV, IF, IO, 6.600%, 07/25/35	263

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
850		Series 2005-67, Class HG, 5.500%, 01/25/35	908
1,148		Series 2005-68, Class PG, 5.500%, 08/25/35	1,272
260		Series 2005-73, Class PS, IF, 16.325%, 08/25/35	344
998		Series 2005-74, Class SK, IF, 19.717%, 05/25/35	1,417
835		Series 2005-84, Class XM, 5.750%, 10/25/35	913
307		Series 2005-90, Class AO, PO, 10/25/35	299
1,090		Series 2005-90, Class ES, IF, 16.500%, 10/25/35	1,442
611		Series 2005-90, Class PO, PO, 09/25/35	595
540		Series 2005-103, Class SC, IF, 10.996%, 07/25/35	622
769		Series 2005-106, Class US, HB, IF, 24.017%, 11/25/35	1,200
–	(h)	Series 2005-110, Class GK, 5.500%, 08/25/34	—	(h)
317		Series 2005-116, Class PB, 6.000%, 04/25/34	332
4,998		Series 2006-8, Class WN, IF, IO, 6.550%, 03/25/36	902
1,363		Series 2006-8, Class WQ, PO, 03/25/36	1,270
164		Series 2006-15, Class OT, PO, 01/25/36	163
1,322		Series 2006-16, Class HZ, 5.500%, 03/25/36	1,457
354		Series 2006-23, Class KO, PO, 04/25/36	337
963		Series 2006-27, Class OH, PO, 04/25/36	928
–	(h)	Series 2006-39, Class WC, 5.500%, 01/25/36	—	(h)
–	(h)	Series 2006-44, Class FP, VAR, 0.550%, 06/25/36	—	(h)
687		Series 2006-44, Class GO, PO, 06/25/36	640
1,605		Series 2006-44, Class P, PO, 12/25/33	1,492
389		Series 2006-50, Class JO, PO, 06/25/36	364
565		Series 2006-50, Class PS, PO, 06/25/36	527
1,051		Series 2006-53, Class US, IF, IO, 6.430%, 06/25/36	184
1,071		Series 2006-56, Class FT, VAR, 0.900%, 07/25/36	1,062
265		Series 2006-58, Class AP, PO, 07/25/36	250
–	(h)	Series 2006-58, Class FL, VAR, 0.610%, 07/25/36	—	(h)
695		Series 2006-58, Class PO, PO, 07/25/36	620
637		Series 2006-59, Class QO, PO, 01/25/33	632
397		Series 2006-60, Class DO, PO, 04/25/35	389
1,001		Series 2006-63, Class ZH, 6.500%, 07/25/36	1,124
279		Series 2006-65, Class QO, PO, 07/25/36	260
494		Series 2006-72, Class GO, PO, 08/25/36	456
274		Series 2006-72, Class HO, PO, 08/25/26	251
412		Series 2006-72, Class TO, PO, 08/25/36	388
3,509		Series 2006-77, Class PC, 6.500%, 08/25/36	3,990
1,036		Series 2006-78, Class BZ, 6.500%, 08/25/36	1,158
466		Series 2006-79, Class DO, PO, 08/25/36	434
522		Series 2006-86, Class OB, PO, 09/25/36	501
559		Series 2006-90, Class AO, PO, 09/25/36	529
3,088		Series 2006-94, Class GI, IF, IO, 6.500%, 10/25/26	458
129		Series 2006-94, Class GK, HB, IF, 32.500%, 10/25/26	223
167		Series 2006-102, Class MD, 6.000%, 01/25/35	169
2,059		Series 2006-105, Class ME, 5.500%, 11/25/36	2,283
390		Series 2006-110, Class PO, PO, 11/25/36	348
181		Series 2006-111, Class EO, PO, 11/25/36	159
573		Series 2006-113, Class PO, PO, 07/25/36	564
651		Series 2006-115, Class OK, PO, 12/25/36	608
808		Series 2006-117, Class GS, IF, IO, 6.500%, 12/25/36	163
435		Series 2006-118, Class A2, VAR, 0.210%, 12/25/36	426
276		Series 2006-119, Class PO, PO, 12/25/36	256
1,056		Series 2006-120, Class IO, IO, 6.500%, 12/25/36	193
987		Series 2006-120, Class PF, VAR, 0.400%, 12/25/36	985
1,044		Series 2006-126, Class AO, PO, 01/25/37	1,017
1,144		Series 2006-130, Class GI, IO, 6.500%, 07/25/32	187
33		Series 2007-1, Class SD, HB, IF, 38.100%, 02/25/37	38
254		Series 2007-7, Class SG, IF, IO, 6.350%, 08/25/36	51
2,063		Series 2007-14, Class ES, IF, IO, 6.290%, 03/25/37	297

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
447		Series 2007-14, Class OP, PO, 03/25/37	420
215		Series 2007-15, Class NO, PO, 03/25/22	212
516		Series 2007-16, Class FC, VAR, 0.900%, 03/25/37	526
–	(h)	Series 2007-16, Class FM, VAR, 0.380%, 03/25/37	—	(h)
1,988		Series 2007-18, Class MZ, 6.000%, 03/25/37	2,223
579		Series 2007-22, Class SC, IF, IO, 5.930%, 03/25/37	88
21		Series 2007-24, Class GW, 5.500%, 03/25/29	21
137		Series 2007-39, Class EF, VAR, 0.400%, 05/25/37	137
–	(h)	Series 2007-43, Class FL, VAR, 0.450%, 05/25/37	—	(h)
699		Series 2007-54, Class FA, VAR, 0.550%, 06/25/37	700
1,854		Series 2007-54, Class WI, IF, IO, 5.950%, 06/25/37	221
1,185		Series 2007-60, Class AX, IF, IO, 7.000%, 07/25/37	204
663		Series 2007-64, Class FB, VAR, 0.520%, 07/25/37	665
1,532		Series 2007-65, Class KI, IF, IO, 6.470%, 07/25/37	193
4,066		Series 2007-72, Class EK, IF, IO, 6.250%, 07/25/37	611
2,717		Series 2007-76, Class ZG, 6.000%, 08/25/37	3,001
620		Series 2007-78, Class CB, 6.000%, 08/25/37	665
124		Series 2007-79, Class SB, HB, IF, 23.467%, 08/25/37	184
505		Series 2007-88, Class VI, IF, IO, 6.390%, 09/25/37	84
1,531		Series 2007-91, Class ES, IF, IO, 6.310%, 10/25/37	216
1,784		Series 2007-100, Class SM, IF, IO, 6.300%, 10/25/37	253
2,547		Series 2007-101, Class A2, VAR, 0.400%, 06/27/36	2,508
349		Series 2007-106, Class A7, VAR, 6.033%, 10/25/37	387
2,994		Series 2007-112, Class SA, IF, IO, 6.300%, 12/25/37	420
8,000		Series 2007-114, Class A6, VAR, 0.350%, 10/27/37	7,981
3,096		Series 2007-116, Class HI, IO, VAR, 1.497%, 01/25/38	232
44		Series 2007-118, Class IO, IO, 6.000%, 06/25/36	2
1,402		Series 2008-1, Class BI, IF, IO, 5.760%, 02/25/38	154
578		Series 2008-10, Class XI, IF, IO, 6.080%, 03/25/38	78
189		Series 2008-12, Class IV, IO, 6.500%, 04/25/31	3
1,017		Series 2008-16, Class IS, IF, IO, 6.050%, 03/25/38	112
768		Series 2008-19, Class IC, IO, 5.000%, 03/25/23	54
1,093		Series 2008-20, Class SA, IF, IO, 6.840%, 03/25/38	170
393		Series 2008-27, Class SN, IF, IO, 6.750%, 04/25/38	59
373		Series 2008-32, Class SA, IF, IO, 6.700%, 04/25/38	57
1,221		Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	12
762		Series 2008-36, Class IA, IO, 4.500%, 10/25/22	25
100		Series 2008-44, Class PO, PO, 05/25/38	93
955		Series 2008-47, Class SI, IF, IO, 6.350%, 06/25/23	110
581		Series 2008-53, Class CI, IF, IO, 7.050%, 07/25/38	115
677		Series 2008-76, Class GF, VAR, 0.800%, 09/25/23	680
169		Series 2008-80, Class GP, 6.250%, 09/25/38	188
1,138		Series 2008-80, Class SA, IF, IO, 5.700%, 09/25/38	132
506		Series 2008-81, Class SB, IF, IO, 5.700%, 09/25/38	56
2,000		Series 2008-95, Class BA, 5.000%, 01/25/24	2,214
228		Series 2009-4, Class BD, 4.500%, 02/25/39	244
516		Series 2009-6, Class GS, IF, IO, 6.400%, 02/25/39	102
1,171		Series 2009-9, Class IO, IO, 5.000%, 02/25/24	112
863		Series 2009-12, Class IO, IO, 4.500%, 03/25/24	62
1,370		Series 2009-17, Class QS, IF, IO, 6.500%, 03/25/39	230
2,500		Series 2009-19, Class IP, IO, 5.500%, 10/25/36	486

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
279		Series 2009-47, Class MT, 7.000%, 07/25/39	325
1,344		Series 2009-52, Class PI, IO, 5.000%, 07/25/39	194
931		Series 2009-62, Class HJ, 6.000%, 05/25/39	1,016
160		Series 2009-63, Class P, 5.000%, 03/25/37	175
446		Series 2009-69, Class PO, PO, 09/25/39	421
162		Series 2009-79, Class UA, 7.000%, 03/25/38	186
978		Series 2009-84, Class WS, IF, IO, 5.750%, 10/25/39	131
1,022		Series 2009-86, Class IP, IO, 5.500%, 10/25/39	157
1,762		Series 2009-86, Class OT, PO, 10/25/37	1,630
2,062		Series 2009-86, Class UI, IO, 4.000%, 10/25/14	20
946		Series 2009-92, Class AD, 6.000%, 11/25/39	1,085
684		Series 2009-99, Class SC, IF, IO, 6.030%, 12/25/39	72
1,095		Series 2009-99, Class WA, VAR, 6.301%, 12/25/39	1,220
3,629		Series 2009-103, Class MB, VAR, 2.413%, 12/25/39	3,715
1,238		Series 2009-112, Class ST, IF, IO, 6.100%, 01/25/40	173
1,150		Series 2009-113, Class FB, VAR, 0.700%, 01/25/40	1,161
1,378		Series 2009-113, Class LB, VAR, 14.688%, 01/25/40	1,896
3,193		Series 2010-1, Class WA, VAR, 6.186%, 02/25/40 (m)	3,492
2,089		Series 2010-16, Class WA, VAR, 6.436%, 03/25/40	2,358
4,155		Series 2010-16, Class WB, VAR, 6.237%, 03/25/40	4,834
1,179		Series 2010-23, Class KS, IF, IO, 6.950%, 02/25/40	181
1,353		Series 2010-35, Class SB, IF, IO, 6.270%, 04/25/40	192
558		Series 2010-39, Class OT, PO, 10/25/35	517
1,419		Series 2010-40, Class FJ, VAR, 0.750%, 04/25/40	1,426
664		Series 2010-42, Class S, IF, IO, 6.250%, 05/25/40	102
1,939		Series 2010-43, Class FD, VAR, 0.750%, 05/25/40	1,957
–	(h)	Series 2010-47, Class AV, 5.000%, 05/25/21	—	(h)
1,580		Series 2010-49, Class SC, IF, 12.360%, 03/25/40	1,864
1,013		Series 2010-61, Class WA, VAR, 5.970%, 06/25/40	1,135
5,245		Series 2010-68, Class SA, IF, IO, 4.850%, 07/25/40	626
–	(h)	Series 2010-71, Class HJ, 5.500%, 07/25/40	—	(h)
3,368		Series 2010-103, Class SB, IF, IO, 5.950%, 11/25/49	480
2,000		Series 2010-111, Class AM, 5.500%, 10/25/40	2,240
628		Series 2010-123, Class FL, VAR, 0.580%, 11/25/40	629
5,163		Series 2010-125, Class SA, IF, IO, 4.290%, 11/25/40	511
2,721		Series 2010-130, Class CY, 4.500%, 11/25/40	2,984
6,452		Series 2010-147, Class SA, IF, IO, 6.380%, 01/25/41	1,373
1,448		Series 2010-148, Class MA, 4.000%, 02/25/39	1,488
874		Series 2011-2, Class WA, VAR, 5.825%, 02/25/51	934
1,674		Series 2011-20, Class MW, 5.000%, 03/25/41	1,906
8,847		Series 2011-21, Class CV, 4.500%, 09/25/26	9,521
3,890		Series 2011-30, Class LS, IO, VAR, 2.018%, 04/25/41	275
4,407		Series 2011-39, Class ZA, 6.000%, 11/25/32	4,957
1,120		Series 2011-43, Class WA, VAR, 5.840%, 05/25/51	1,224
3,537		Series 2011-47, Class ZA, 5.500%, 07/25/38	3,829
3,108		Series 2011-56, Class VA, 5.000%, 09/25/40	3,351
2,554		Series 2011-58, Class WA, VAR, 5.407%, 07/25/51	2,587
648		Series 2011-75, Class FA, VAR, 0.700%, 08/25/41	654
3,543		Series 2011-118, Class LB, 7.000%, 11/25/41	4,073
6,470		Series 2011-118, Class MT, 7.000%, 11/25/41	7,462
6,837		Series 2011-118, Class NT, 7.000%, 11/25/41	7,955

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
3,710		Series 2012-21, Class WA, VAR, 5.604%, 03/25/52	3,927
3,869		Series 2012-58, Class FA, VAR, 0.650%, 03/25/39	3,886
–	(h)	Series 2012-72, Class QF, VAR, 0.600%, 01/25/38	—	(h)
–	(h)	Series 2012-89, Class FD, VAR, 0.600%, 04/25/39	—	(h)
–	(h)	Series 2012-97, Class FB, VAR, 0.650%, 09/25/42	—	(h)
2,468		Series 2012-99, 2.500%, 09/25/42	2,023
–	(h)	Series 2012-112, Class FD, VAR, 0.650%, 10/25/42	—	(h)
7,374		Series 2013-4, Class AJ, 3.500%, 02/25/43	7,546
3,860		Series 2013-92, Class PO, PO, 09/25/43	3,076
3,874		Series 2013-101, Class DO, PO, 10/25/43	3,049
58		Series G92-7, Class JQ, 8.500%, 01/25/22	65
9		Series G92-12, Class B, 7.700%, 02/25/22	10
13		Series G92-14, Class Z, 7.000%, 02/25/22	14
–	(h)	Series G92-27, Class SQ, HB, IF, 1,864.430%, 05/25/22	7
13		Series G92-42, Class Z, 7.000%, 07/25/22	14
224		Series G92-44, Class ZQ, 8.000%, 07/25/22	243
62		Series G92-54, Class ZQ, 7.500%, 09/25/22	69
119		Series G92-61, Class Z, 7.000%, 10/25/22	138
11		Series G92-62, Class B, PO, 10/25/22	10
78		Series G93-1, Class KA, 7.900%, 01/25/23	89
53		Series G93-17, Class SI, IF, 6.000%, 04/25/23	59
425		Series G94-7, Class PJ, 7.500%, 05/17/24	494
78		Series G97-2, Class ZA, 8.500%, 02/17/27	93
		Federal National Mortgage Association REMIC Trust,
1,322		Series 2001-W3, Class A, VAR, 6.976%, 09/25/41	1,527
4,962		Series 2002-W10, Class IO, IO, VAR, 0.950%, 08/25/42	109
426		Series 2003-W1, Class 1A1, VAR, 5.921%, 12/25/42	485
256		Series 2003-W1, Class 2A, VAR, 6.663%, 12/25/42	302
142		Series 2003-W18, Class 1A6, 5.370%, 08/25/43	145
76		Series 2003-W4, Class 2A, VAR, 6.386%, 10/25/42	85
935		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,099
1,345		Series 2004-W4, Class A7, 5.500%, 06/25/34	1,495
497		Series 2006-W3, Class 1AF1, VAR, 0.390%, 10/25/46	493
588		Series 2006-W3, Class 2A, 6.000%, 09/25/46	665
1,231		Series 2007-W2, Class 1A1, VAR, 0.470%, 03/25/37	1,227
680		Series 2007-W3, Class 1A3, 6.750%, 04/25/37	758
109		Series 2007-W7, Class 1A4, HB, IF, 38.280%, 07/25/37	163
3,850		Series 2009-W1, Class A, 6.000%, 12/25/49	4,358
		Federal National Mortgage Association STRIPS,
3		Series 23, Class 2, IO, 10.000%, 09/01/17	—	(h)
3		Series 59, Class 2, IO, 9.500%, 07/01/17	—	(h)
277		Series 213, Class 2, IO, 8.000%, 03/01/23	68
10		Series 265, Class 2, 9.000%, 03/01/24	12
20		Series 285, Class 1, PO, 02/01/27	19
478		Series 293, Class 1, PO, 12/01/24	463
429		Series 300, Class 1, PO, 09/01/24	415
444		Series 331, Class 13, IO, 7.000%, 11/01/32	114
679		Series 339, Class 18, IO, 4.500%, 07/01/18	43
672		Series 339, Class 21, IO, 4.500%, 08/25/18	42
650		Series 339, Class 28, IO, 5.500%, 07/01/18	48
1,267		Series 345, Class 24, IO, VAR, 5.000%, 08/01/22	90
242		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	43
576		Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	78

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
753		Series 356, Class 3, IO, 5.000%, 01/01/35	120
1,290		Series 356, Class 39, IO, 5.000%, 01/01/20	115
1,055		Series 365, Class 8, IO, 5.500%, 05/01/36	190
188		Series 368, Class 3, IO, 4.500%, 11/01/20	14
379		Series 374, Class 5, IO, 5.500%, 08/01/36	69
1,006		Series 383, Class 32, IO, 6.000%, 01/25/38	181
155		Series 393, Class 6, IO, 5.500%, 04/25/37	26
–	(h)	Series 411, Class F1, VAR, 0.700%, 08/25/42	—	(h)
3,160		Series 412, Class F2, VAR, 0.650%, 08/25/42	3,159
		Federal National Mortgage Association Trust,
430		Series 2003-W2, Class 1A1, 6.500%, 07/25/42	494
413		Series 2003-W8, Class 2A, 7.000%, 10/25/42	473
415		Series 2003-W8, Class 3F1, VAR, 0.550%, 05/25/42	418
625		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	728
685		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	795
1,351		Series 2005-W3, Class 2AF, VAR, 0.370%, 03/25/45	1,348
551		Series 2005-W4, Class 1A1, 6.000%, 08/25/35	620
2,930		Series 2005-W4, Class 3A, VAR, 2.209%, 06/25/35	2,997
747		Series 2006-W2, Class 1AF1, VAR, 0.370%, 02/25/46	743
		Government National Mortgage Association,
793		Series 1994-7, Class PQ, 6.500%, 10/16/24	913
258		Series 1999-4, Class ZB, 6.000%, 02/20/29	290
87		Series 1999-41, Class Z, 8.000%, 11/16/29	104
9		Series 1999-43, Class TA, IF, 9.350%, 11/16/29	10
56		Series 1999-44, Class PC, 7.500%, 12/20/29	66
284		Series 1999-44, Class ZG, 8.000%, 12/20/29	338
260		Series 2000-7, Class ST, HB, IF, 38.743%, 01/16/30	482
120		Series 2000-9, Class Z, 8.000%, 06/20/30	144
618		Series 2000-9, Class ZJ, 8.500%, 02/16/30	743
434		Series 2000-10, Class ZP, 7.500%, 02/16/30	504
241		Series 2000-12, Class ST, HB, IF, 38.743%, 02/16/30	452
54		Series 2000-16, Class ZN, 7.500%, 02/16/30	55
559		Series 2000-21, Class Z, 9.000%, 03/16/30	674
38		Series 2000-36, Class HC, 7.330%, 11/20/30	43
19		Series 2000-36, Class IK, IO, 9.000%, 11/16/30	4
915		Series 2001-21, Class PE, 6.500%, 05/16/31	1,049
159		Series 2001-31, Class SJ, HB, IF, 27.478%, 02/20/31	311
110		Series 2001-35, Class SA, IF, IO, 8.099%, 08/16/31	29
106		Series 2001-36, Class S, IF, IO, 7.899%, 08/16/31	27
198		Series 2001-53, Class SR, IF, IO, 8.001%, 10/20/31	10
36		Series 2001-55, Class SF, HB, IF, 25.742%, 11/20/31	66
493		Series 2002-4, Class TD, 7.000%, 01/20/32	558
110		Series 2002-7, Class PG, 6.500%, 01/20/32	125
461		Series 2002-24, Class AG, IF, IO, 7.799%, 04/16/32	103
121		Series 2002-24, Class SB, IF, 11.698%, 04/16/32	156
387		Series 2002-24, Class Z, 8.500%, 04/16/32	445
864		Series 2002-31, Class SE, IF, IO, 7.349%, 04/16/30	194
33		Series 2002-33, Class SY, IF, 9.000%, 02/26/23	36
274		Series 2002-40, Class UK, 6.500%, 06/20/32	314
83		Series 2002-41, Class LS, IF, 9.000%, 06/16/32	106

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
161	Series 2002-45, Class QE, 6.500%, 06/20/32	185
193	Series 2002-47, Class PG, 6.500%, 07/16/32	222
27	Series 2002-51, Class SG, HB, IF, 31.853%, 04/20/31	51
10	Series 2002-69, Class PO, PO, 02/20/32	10
137	Series 2002-70, Class PS, IF, IO, 7.551%, 08/20/32	13
969	Series 2003-11, Class SK, IF, IO, 7.549%, 02/16/33	238
3,144	Series 2003-12, Class VI, IO, 5.500%, 10/17/22	100
24	Series 2003-24, Class PO, PO, 03/16/33	20
815	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	163
734	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	44
2,060	Series 2003-60, Class ZN, 5.000%, 07/16/33	2,341
58	Series 2003-90, Class PO, PO, 10/20/33	48
801	Series 2003-112, Class SA, IF, IO, 6.399%, 12/16/33	156
2,091	Series 2003-112, Class TS, IF, IO, 6.801%, 10/20/32	148
2,231	Series 2004-11, Class SW, IF, IO, 5.351%, 02/20/34	279
43	Series 2004-15, Class SA, IF, 19.252%, 12/20/32	47
180	Series 2004-28, Class S, IF, 19.247%, 04/16/34	266
306	Series 2004-46, Class AO, PO, 06/20/34	265
1,702	Series 2004-59, Class SG, IF, IO, 6.351%, 07/20/34	277
73	Series 2004-68, Class PO, PO, 05/20/31	73
86	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	93
162	Series 2004-73, Class AE, IF, 14.543%, 08/17/34	195
2,690	Series 2004-73, Class JL, IF, IO, 6.399%, 09/16/34	477
203	Series 2004-85, Class PO, PO, 01/17/33	200
1,033	Series 2004-90, Class SI, IF, IO, 5.951%, 10/20/34	154
809	Series 2005-3, Class SB, IF, IO, 5.951%, 01/20/35	120
1,679	Series 2005-17, Class SL, IF, IO, 6.551%, 07/20/34	306
700	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	81
167	Series 2005-35, Class FL, VAR, 0.499%, 03/20/32	167
3,287	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	650
461	Series 2005-68, Class DP, IF, 16.070%, 06/17/35	581
2,111	Series 2005-68, Class KI, IF, IO, 6.151%, 09/20/35	333
495	Series 2005-69, Class SY, IF, IO, 6.601%, 11/20/33	81
1,609	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,834
842	Series 2005-85, Class IO, IO, 5.500%, 11/16/35	165
383	Series 2006-16, Class OP, PO, 03/20/36	358
256	Series 2006-22, Class AO, PO, 05/20/36	222
237	Series 2006-34, Class PO, PO, 07/20/36	205
759	Series 2006-38, Class SG, IF, IO, 6.501%, 09/20/33	26
904	Series 2006-38, Class SW, IF, IO, 6.351%, 06/20/36	105
323	Series 2006-59, Class SD, IF, IO, 6.551%, 10/20/36	57
1,158	Series 2007-9, Class DI, IF, IO, 6.361%, 03/20/37	173
1,934	Series 2007-17, Class JI, IF, IO, 6.659%, 04/16/37	304
266	Series 2007-17, Class JO, PO, 04/16/37	249
177	Series 2007-25, Class FN, VAR, 0.451%, 05/16/37	177
1,210	Series 2007-26, Class SC, IF, IO, 6.051%, 05/20/37	177
3,017	Series 2007-26, Class SW, IF, IO, 6.051%, 05/20/37	440
294	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	19
57	Series 2007-28, Class BO, PO, 05/20/37	50
1,111	Series 2007-31, Class AO, PO, 05/16/37	1,035
59	Series 2007-36, Class HO, PO, 06/16/37	55
1,182	Series 2007-36, Class SE, IF, IO, 6.319%, 06/16/37	178
1,705	Series 2007-36, Class SG, IF, IO, 6.321%, 06/20/37	243
1,103	Series 2007-40, Class SD, IF, IO, 6.601%, 07/20/37	178
1,098	Series 2007-42, Class SB, IF, IO, 6.601%, 07/20/37	178

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
441	Series 2007-45, Class QA, IF, IO, 6.491%, 07/20/37	74
845	Series 2007-50, Class AI, IF, IO, 6.626%, 08/20/37	138
169	Series 2007-53, Class SW, IF, 19.757%, 09/20/37	240
1,206	Series 2007-57, Class PO, PO, 03/20/37	1,093
935	Series 2007-57, Class QA, IF, IO, 6.351%, 10/20/37	136
1,005	Series 2007-71, Class SB, IF, IO, 6.551%, 07/20/36	85
2,351	Series 2007-74, Class SL, IF, IO, 6.389%, 11/16/37	361
873	Series 2007-76, Class SA, IF, IO, 6.381%, 11/20/37	131
1,340	Series 2007-79, Class SY, IF, IO, 6.401%, 12/20/37	197
464	Series 2007-81, Class SP, IF, IO, 6.501%, 12/20/37	76
365	Series 2007-82, Class SA, IF, IO, 6.381%, 12/20/37	55
178	Series 2008-1, Class PO, PO, 01/20/38	154
650	Series 2008-2, Class MS, IF, IO, 7.009%, 01/16/38	111
483	Series 2008-10, Class S, IF, IO, 5.681%, 02/20/38	61
1,936	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	382
379	Series 2008-20, Class PO, PO, 09/20/37	349
142	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	4
1,008	Series 2008-25, Class SB, IF, IO, 6.751%, 03/20/38	150
345	Series 2008-29, Class PO, PO, 02/17/33	338
1,111	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	145
394	Series 2008-33, Class XS, IF, IO, 7.549%, 04/16/38	87
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,667
1,084	Series 2008-36, Class SH, IF, IO, 6.151%, 04/20/38	162
3,322	Series 2008-40, Class SA, IF, IO, 6.249%, 05/16/38	563
1,050	Series 2008-41, Class SA, IF, IO, 6.191%, 05/20/38	160
530	Series 2008-47, Class V, 5.500%, 05/16/19	575
602	Series 2008-55, Class SA, IF, IO, 6.051%, 06/20/38	89
437	Series 2008-60, Class PO, PO, 01/20/38	420
3,208	Series 2008-62, Class SA, IF, IO, 6.001%, 07/20/38	488
1,453	Series 2008-64, Class ED, 6.500%, 04/20/28	1,659
249	Series 2008-71, Class SC, IF, IO, 5.851%, 08/20/38	32
846	Series 2008-93, Class AS, IF, IO, 5.551%, 12/20/38	113
2,356	Series 2008-95, Class DS, IF, IO, 7.151%, 12/20/38	444
649	Series 2008-96, Class SL, IF, IO, 5.851%, 12/20/38	85
980	Series 2009-6, Class SA, IF, IO, 5.949%, 02/16/39	139
1,389	Series 2009-10, Class SA, IF, IO, 5.801%, 02/20/39	181
1,159	Series 2009-10, Class SL, IF, IO, 6.349%, 03/16/34	101
4,542	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	852
815	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	158
898	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	194
804	Series 2009-24, Class DS, IF, IO, 6.151%, 03/20/39	80
577	Series 2009-25, Class SE, IF, IO, 7.451%, 09/20/38	116
352	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	65
752	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	149
38	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	—	(h)
1,792	Series 2009-42, Class SC, IF, IO, 5.931%, 06/20/39	254
912	Series 2009-43, Class SA, IF, IO, 5.801%, 06/20/39	119
270	Series 2009-44, Class VA, 5.500%, 05/16/20	272
1,762	Series 2009-64, Class SN, IF, IO, 5.949%, 07/16/39	241
400	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	61
1,467	Series 2009-67, Class SA, IF, IO, 5.899%, 08/16/39	198
2,232	Series 2009-72, Class SM, IF, IO, 6.099%, 08/16/39	333
415	Series 2009-79, Class OK, PO, 11/16/37	389

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,877	Series 2009-83, Class TS, IF, IO, 5.951%, 08/20/39	257
3,487	Series 2009-102, Class SM, IF, IO, 6.249%, 06/16/39	383
1,246	Series 2009-104, Class AB, 7.000%, 08/16/39	1,452
2,499	Series 2009-106, Class AS, IF, IO, 6.249%, 11/16/39	378
2,749	Series 2009-106, Class ST, IF, IO, 5.851%, 02/20/38	372
2,073	Series 2009-121, Class VA, 5.500%, 11/20/20	2,244
310	Series 2010-14, Class AO, PO, 12/20/32	291
366	Series 2010-14, Class BO, PO, 11/20/35	319
2,499	Series 2010-14, Class CO, PO, 08/20/35	2,160
1,771	Series 2010-14, Class QP, 6.000%, 12/20/39	1,908
2,652	Series 2010-41, Class WA, VAR, 5.834%, 10/20/33	2,959
1,384	Series 2010-103, Class WA, VAR, 5.741%, 08/20/34	1,534
1,558	Series 2010-129, Class AW, VAR, 6.126%, 04/20/37	1,761
1,464	Series 2010-130, Class CP, 7.000%, 10/16/40	1,725
4,076	Series 2010-157, Class OP, PO, 12/20/40	3,280
30,422	Series 2010-H17, Class XQ, VAR, 5.245%, 07/20/60	34,466
3,734	Series 2011-22, Class WA, VAR, 5.961%, 02/20/37	4,187
4,603	Series 2011-97, Class WA, VAR, 6.093%, 11/20/38	5,205
6,292	Series 2011-137, Class WA, VAR, 5.522%, 07/20/40	7,091
4,369	Series 2011-163, Class WA, VAR, 5.836%, 12/20/38	4,865
7,360	Series 2012-24, Class WA, VAR, 5.609%, 07/20/41	8,302
8,419	Series 2012-52, Class WA, VAR, 6.134%, 04/20/38	9,545
2,233	Series 2012-59, Class WA, VAR, 5.581%, 08/20/38	2,447
11,732	Series 2012-138, Class PT, VAR, 3.939%, 11/16/42	12,039
11,542	Series 2012-141, Class WA, VAR, 4.536%, 11/16/41	12,438
11,189	Series 2012-141, Class WB, VAR, 3.971%, 09/16/42	11,780
6,687	Series 2012-141, Class WC, VAR, 3.757%, 01/20/42	6,995
23,155	Series 2012-H10, Class FA, VAR, 0.701%, 12/20/61	23,132
8,717	Series 2012-H15, Class FA, VAR, 0.601%, 05/20/62	8,726
5,559	Series 2012-H20, Class KA, 2.000%, 06/20/62	5,654
18,664	Series 2012-H21, Class CF, VAR, 0.851%, 05/20/61	18,761
19,593	Series 2012-H21, Class DF, VAR, 0.801%, 05/20/61	19,670
9,657	Series 2012-H22, Class FD, VAR, 0.621%, 01/20/61	9,650
13,596	Series 2012-H24, Class FA, VAR, 0.601%, 03/20/60	13,609
9,592	Series 2012-H24, Class FD, VAR, 0.741%, 09/20/62	9,615
6,912	Series 2012-H24, Class FG, VAR, 0.581%, 04/20/60	6,917
7,793	Series 2012-H26, Class JA, VAR, 0.701%, 10/20/61	7,805
14,548	Series 2012-H26, Class MA, VAR, 0.701%, 07/20/62	14,568
8,378	Series 2012-H27, Class FB, VAR, 0.651%, 10/20/62	8,379
11,246	Series 2012-H28, Class FA, VAR, 0.731%, 09/20/62	11,273
4,650	Series 2012-H30, Class JA, VAR, 0.631%, 01/20/60	4,657
4,761	Series 2012-H30, Class PA, VAR, 0.601%, 11/20/59	4,766
10,686	Series 2012-H31, Class FD, VAR, 0.491%, 12/20/62	10,580
4,272	Series 2013-26, Class AK, VAR, 4.665%, 09/20/41	4,645
5,156	Series 2013-54, Class WA, VAR, 4.714%, 11/20/42	5,614
1,686	Series 2013-75, Class WA, VAR, 5.233%, 06/20/40	1,847
11,823	Series 2013-H01, Class FA, 1.650%, 01/20/63	11,788
5,793	Series 2013-H01, Class JA, VAR, 0.471%, 01/20/63	5,722
6,719	Series 2013-H01, Class TA, VAR, 0.651%, 01/20/63	6,720
1,425	Series 2013-H02, Class HF, VAR, 0.451%, 11/20/62	1,424
6,533	Series 2013-H03, Class FA, VAR, 0.451%, 08/20/60	6,525

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
15,579		Series 2013-H04, Class BA, 1.650%, 02/20/63	15,529
4,552		Series 2013-H04, Class SA, VAR, 0.571%, 02/20/63	4,509
1,952		Series 2013-H05, Class FB, VAR, 0.552%, 02/20/62	1,949
2,826		Series 2013-H07, Class GA, VAR, 0.621%, 03/20/63	2,812
7,183		Series 2013-H07, Class HA, VAR, 0.561%, 03/20/63	7,125
13,415		Series 2013-H07, Class JA, 1.750%, 03/20/63	13,413
4,860		Series 2013-H07, Class MA, VAR, 0.701%, 04/20/62	4,867
5,490		Series 2013-H08, Class FC, VAR, 0.601%, 02/20/63	5,458
5,945		Series 2013-H09, Class HA, 1.650%, 04/20/63	5,919
		NCUA Guaranteed Notes Trust,
7,402		Series 2010-C1, Class APT, 2.650%, 10/29/20	7,617
–	(h)	Series 2010-R3, Class 1A, VAR, 0.712%, 12/08/20	—	(h)
–	(h)	Series 2010-R3, Class 3A, 2.400%, 12/08/20	—	(h)
		Vendee Mortgage Trust,
3,947		Series 1994-1, Class 2ZB, 6.500%, 02/15/24	4,348
549		Series 1996-1, Class 1Z, 6.750%, 02/15/26	632
309		Series 1996-2, Class 1Z, 6.750%, 06/15/26	358
608		Series 1997-1, Class 2Z, 7.500%, 02/15/27	721
456		Series 1998-1, Class 2E, 7.000%, 03/15/28	532

			972,266

		Non-Agency CMO — 16.6%
		AJAX Mortgage Loan Trust,
5,127		Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	5,068
2,997		Series 2013-B, Class A, VAR, 3.750%, 02/25/51 (e) (i)	3,030
		Alternative Loan Trust,
–	(h)	Series 2002-8, Class A4, 6.500%, 07/25/32	—	(h)
636		Series 2002-11, Class M, 6.500%, 10/25/32	622
206		Series 2003-6T2, Class A6, 5.500%, 06/25/33	206
130		Series 2003-J1, Class PO, PO, 10/25/33	110
1,858		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,878
207		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	209
59		Series 2004-J3, Class 4A1, 4.750%, 04/25/19	61
1,222		Series 2005-1CB, Class 1A6, IF, IO, 6.950%, 03/25/35	260
6,090		Series 2005-20CB, Class 3A8, IF, IO, 4.600%, 07/25/35	736
4,082		Series 2005-22T1, Class A2, IF, IO, 4.920%, 06/25/35	546
189		Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	155
8,074		Series 2005-37T1, Class A2, IF, IO, 4.900%, 09/25/35	1,140
1,496		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	1,355
8,913		Series 2005-54CB, Class 1A2, IF, IO, 4.700%, 11/25/35	1,062
42		Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	44
1,032		Series 2005-57CB, Class 3A2, IF, IO, 4.950%, 12/25/35	144
663		Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	612
807		Series 2005-86CB, Class A11, 5.500%, 02/25/36	707
2,691		Series 2005-J1, Class 1A4, IF, IO, 4.950%, 02/25/35	270
20,320		Series 2006-7CB, Class 1A2, IF, IO, 5.150%, 05/25/36	3,032
842		Series 2006-26CB, Class A9, 6.500%, 09/25/36	732
21		Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	21
		American General Mortgage Loan Trust,
617		Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	638
1,763		Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	1,766
–	(h)	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	—	(h)
1,346		Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	1,366

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,900	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,952
900	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	923
	ASG Resecuritization Trust,
573	Series 2009-1, Class A60, VAR, 2.134%, 06/26/37 (e)	563
193	Series 2009-2, Class A55, VAR, 5.355%, 05/24/36 (e)	193
1,288	Series 2009-2, Class G60, VAR, 5.355%, 05/24/36 (e)	1,311
2,229	Series 2009-3, Class A65, VAR, 2.067%, 03/26/37 (e)	2,230
1,310	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	1,357
782	Series 2010-1, Class A85, VAR, 0.550%, 02/27/36 (e)	763
3,879	Series 2010-2, Class A60, VAR, 1.855%, 01/28/37 (e)	3,831
26	Series 2010-4, Class 2A20, VAR, 0.319%, 11/28/36 (e)	26
767	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	790
1,924	Series 2011-1, Class 3A50, VAR, 2.484%, 11/28/35 (e)	1,887
575	Series 2011-2, Class A48S, HB, IF, 23.688%, 02/28/36 (e)	696
	Banc of America Alternative Loan Trust,
204	Series 2003-3, Class APO, PO, 05/25/33	165
848	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	883
809	Series 2003-7, Class 2A4, 5.000%, 09/25/18	819
192	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	197
501	Series 2003-11, Class 2A1, 6.000%, 01/25/34	522
252	Series 2003-11, Class PO, PO, 01/25/34	227
660	Series 2004-1, Class 1A1, 6.000%, 02/25/34	702
142	Series 2004-1, Class 5A1, 5.500%, 02/25/19	145
2,781	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	614
2,362	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	538
6,152	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	6,114
	Banc of America Funding Trust,
181	Series 2004-1, Class PO, PO, 03/25/34	144
947	Series 2004-3, Class 1A1, 5.500%, 10/25/34	995
687	Series 2004-C, Class 1A1, VAR, 5.082%, 12/20/34	688
976	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	146
180	Series 2005-4, Class 30PO, PO, 08/25/35	146
578	Series 2005-6, Class 2A7, 5.500%, 10/25/35	579
70	Series 2005-7, Class 30PO, PO, 11/25/35	53
339	Series 2005-8, Class 30PO, PO, 01/25/36	260
1,917	Series 2005-E, Class 4A1, VAR, 2.681%, 03/20/35	1,925
1,326	Series 2010-R11A, Class 1A6, VAR, 5.193%, 08/26/35 (e)	1,356
654	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	670
	Banc of America Mortgage Trust,
765	Series 2003-3, Class 1A7, 5.500%, 05/25/33	798
145	Series 2003-3, Class 2A1, VAR, 0.700%, 05/25/18	140
282	Series 2003-6, Class 2A1, VAR, 0.600%, 08/25/18	279
258	Series 2003-8, Class 2A5, 5.000%, 11/25/18	265
114	Series 2003-8, Class APO, PO, 11/25/33	91
129	Series 2003-9, Class 1A2, PO, 12/25/33	110
796	Series 2003-A, Class 4A1, VAR, 2.728%, 02/25/33	795
439	Series 2003-C, Class 3A1, VAR, 2.621%, 04/25/33	450
1,173	Series 2003-E, Class 2A2, VAR, 2.704%, 06/25/33	1,183
1,160	Series 2003-J, Class 3A2, VAR, 2.748%, 11/25/33	1,174
859	Series 2004-3, Class 15IO, IO, VAR, 0.064%, 04/25/19	3
949	Series 2004-3, Class 1A26, 5.500%, 04/25/34	978
110	Series 2004-4, Class APO, PO, 05/25/34	96
8,886	Series 2004-5, Class 15IO, IO, VAR, 0.236%, 06/25/19	30

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,204	Series 2004-6, Class 1A3, 5.500%, 05/25/34	1,266
106	Series 2004-6, Class APO, PO, 07/25/34	95
60	Series 2004-9, Class 3A1, 6.500%, 09/25/32	63
727	Series 2004-C, Class 2A2, VAR, 2.701%, 04/25/34	739
833	Series 2004-J, Class 3A1, VAR, 2.913%, 11/25/34	836
	BCAP LLC Trust,
283	Series 2009-RR10, Class 17A1, 5.750%, 06/26/37 (e)	289
742	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	770
2,000	Series 2009-RR14, Class 3A2, VAR, 2.520%, 08/26/35 (e)	2,005
140	Series 2009-RR14, Class 4A1, VAR, 2.518%, 03/26/36 (e)	140
838	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	864
502	Series 2010-RR12, Class 2A5, VAR, 4.500%, 01/26/36 (e)	508
867	Series 2010-RR12, Class 4A5, VAR, 2.650%, 10/26/36 (e)	869
235	Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	240
1,831	Series 2010-RR5, Class 2A5, VAR, 5.374%, 04/26/37 (e)	1,867
659	Series 2010-RR7, Class 16A1, VAR, 0.824%, 02/26/47 (e)	653
844	Series 2010-RR7, Class 1A5, VAR, 4.977%, 04/26/35 (e)	843
4,835	Series 2010-RR7, Class 2A1, VAR, 2.207%, 07/26/45 (e)	4,872
424	Series 2010-RR8, Class 3A3, VAR, 5.061%, 05/26/35 (e)	432
1,500	Series 2010-RR8, Class 3A4, VAR, 5.061%, 05/26/35 (e)	1,423
632	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	634
1,090	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	1,108
2,231	Series 2011-RR10, Class 2A1, VAR, 1.036%, 09/26/37 (e)	2,042
1,710	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,740
1,669	Series 2011-RR5, Class 11A3, VAR, 0.300%, 05/28/36 (e)	1,573
562	Series 2011-RR5, Class 14A3, VAR, 2.558%, 07/26/36 (e)	560
1,387	Series 2012-RR1, Class 5A1, VAR, 6.500%, 07/26/37 (e)	1,467
4,763	Series 2012-RR10, Class 1A1, VAR, 0.380%, 02/26/37 (e)	4,548
3,829	Series 2012-RR10, Class 3A1, VAR, 0.340%, 05/26/36 (e)	3,616
2,285	Series 2012-RR2, Class 1A1, VAR, 0.320%, 08/26/36 (e)	2,224
3,166	Series 2012-RR3, Class 2A5, VAR, 1.989%, 05/26/37 (e)	3,173
1,941	Series 2012-RR4, Class 8A3, VAR, 0.379%, 06/26/47 (e)	1,841
645	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.650%, 03/25/35	628
	Bear Stearns ARM Trust,
452	Series 2003-4, Class 3A1, VAR, 2.381%, 07/25/33	456
198	Series 2003-7, Class 3A, VAR, 2.440%, 10/25/33	200
640	Series 2004-1, Class 12A1, VAR, 2.671%, 04/25/34	645
365	Series 2004-2, Class 14A, VAR, 2.977%, 05/25/34	366
1,340	Series 2005-5, Class A1, VAR, 2.160%, 08/25/35	1,361
2,112	Series 2006-1, Class A1, VAR, 2.369%, 02/25/36	2,127
963	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	1,005
42	CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	42
107	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-9, Class 1P, PO, 11/25/33	95
	Chase Mortgage Finance Trust,
284	Series 2004-S3, Class 2A5, 5.500%, 03/25/34	296
4,423	Series 2007-A1, Class 1A3, VAR, 2.624%, 02/25/37	4,448
365	Series 2007-A1, Class 2A1, VAR, 2.644%, 02/25/37	368
457	Series 2007-A1, Class 7A1, VAR, 2.582%, 02/25/37	462
879	Series 2007-A1, Class 9A1, VAR, 2.646%, 02/25/37	879
958	Series 2007-A2, Class 2A1, VAR, 2.655%, 07/25/37	964

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	CHL Mortgage Pass-Through Trust,
646	Series 2002-36, Class A22, 6.000%, 01/25/33	661
91	Series 2003-18, Class A12, 5.500%, 07/25/33	95
371	Series 2003-26, Class 1A6, 3.500%, 08/25/33	376
1,531	Series 2003-39, Class A6, 5.000%, 10/25/33	1,599
5	Series 2003-44, Class A9, PO, 10/25/33	5
41	Series 2003-J10, Class 2A1, 5.000%, 11/25/18	41
967	Series 2003-J13, Class 1A7, 5.250%, 01/25/34	1,013
108	Series 2003-J7, Class 4A3, IF, 9.579%, 08/25/18	113
510	Series 2004-3, Class A26, 5.500%, 04/25/34	532
116	Series 2004-3, Class PO, PO, 04/25/34	104
1,444	Series 2004-5, Class 1A4, 5.500%, 06/25/34	1,539
177	Series 2004-7, Class 2A1, VAR, 2.479%, 06/25/34	175
868	Series 2004-13, Class 1A4, 5.500%, 08/25/34	924
271	Series 2004-HYB1, Class 2A, VAR, 2.545%, 05/20/34	260
979	Series 2004-HYB3, Class 2A, VAR, 2.342%, 06/20/34	942
675	Series 2004-HYB6, Class A3, VAR, 2.530%, 11/20/34	649
168	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	172
447	Series 2005-16, Class A23, 5.500%, 09/25/35	413
1,811	Series 2005-22, Class 2A1, VAR, 2.564%, 11/25/35	1,525
5,126	Series 2007-4, Class 1A52, IF, IO, 5.250%, 05/25/37	621
111	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005- 6, Class APO, PO, 09/25/35	95
	Citigroup Mortgage Loan Trust,
2,241	Series 2008-AR4, Class 1A1A, VAR, 2.682%, 11/25/38 (e)	2,263
1,501	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	1,589
1,130	Series 2009-10, Class 1A1, VAR, 2.418%, 09/25/33 (e)	1,145
1,164	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	1,216
1,590	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	1,677
447	Series 2010-7, Class 10A1, VAR, 2.612%, 02/25/35 (e)	451
6,099	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	6,283
6,008	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	6,196
	Citigroup Mortgage Loan Trust, Inc.,
270	Series 2003-1, Class 2A5, 5.250%, 10/25/33	280
137	Series 2003-1, Class PO3, PO, 09/25/33	122
23	Series 2003-1, Class WA2, 6.500%, 06/25/31	24
24	Series 2003-1, Class WPO2, PO, 06/25/31	21
68	Series 2003-UP3, Class A3, 7.000%, 09/25/33	70
106	Series 2003-UST1, Class A1, 5.500%, 12/25/18	108
16	Series 2003-UST1, Class PO1, PO, 12/25/18	16
3	Series 2003-UST1, Class PO2, PO, 12/25/18	3
11	Series 2003-UST1, Class PO3, PO, 12/25/18	10
471	Series 2004-UST1, Class A3, VAR, 2.291%, 08/25/34	474
262	Series 2004-UST1, Class A6, VAR, 2.816%, 08/25/34	255
313	Series 2005-1, Class 2A1A, VAR, 2.702%, 04/25/35	247
812	Series 2005-2, Class 2A11, 5.500%, 05/25/35	837
857	Series 2005-5, Class 1A2, VAR, 2.624%, 08/25/35	635
2,190	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	2,115
	Credit Suisse First Boston Mortgage Securities Corp.,
1,100	Series 2003-1, Class DB1, VAR, 6.675%, 02/25/33	1,112
532	Series 2003-21, Class 1A4, 5.250%, 09/25/33	553
1,820	Series 2003-27, Class 5A3, 5.250%, 11/25/33	1,866
782	Series 2003-27, Class 5A4, 5.250%, 11/25/33	799

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
609	Series 2003-29, Class 1A1, 6.500%, 12/25/33	653
425	Series 2003-29, Class 5A1, 7.000%, 12/25/33	449
850	Series 2003-AR15, Class 3A1, VAR, 2.731%, 06/25/33	852
790	Series 2004-4, Class 2A4, 5.500%, 09/25/34	863
468	Series 2004-5, Class 3A1, 5.250%, 08/25/19	481
967	Series 2004-8, Class 1A4, 5.500%, 12/25/34	1,046
2,154	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	482
1,571	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	285
1,301	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	1,355
	CSMC,
267	Series 2010-1R, Class 5A1, VAR, 4.958%, 01/27/36 (e)	273
14,925	Series 2010-11R, Class A6, VAR, 1.150%, 06/28/47 (e)	14,284
1,008	Series 2011-1R, Class A1, VAR, 1.150%, 02/27/47 (e)	1,007
911	Series 2011-6R, Class 3A1, VAR, 2.714%, 07/28/36 (e)	916
259	Series 2011-7R, Class A1, VAR, 1.401%, 08/28/47 (e)	259
2,724	Series 2011-9R, Class A1, VAR, 2.150%, 03/27/46 (e)	2,737
2,469	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	2,495
1,367	Series 2012-2R, Class 2A1, VAR, 2.462%, 03/27/47 (e)	1,347
3,022	Series 2012-3R, Class 1A1, VAR, 3.250%, 07/27/37 (e)	3,005
	CSMC Trust,
1,150	Series 2010-16, Class A3, VAR, 3.590%, 06/25/50 (e)	1,141
2,250	Series 2010-16, Class A4, VAR, 3.590%, 06/25/50 (e)	2,208
514	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.741%, 02/25/20	532
123	Deutsche Mortgage Securities, Inc., Mortgage Loan Resecuritization Trust, Series 2009-RS2, Class 4A1, VAR, 0.284%, 04/26/37 (e)	122
	First Horizon Alternative Mortgage Securities Trust,
1,295	Series 2004-AA4, Class A1, VAR, 2.230%, 10/25/34	1,293
368	Series 2005-AA5, Class 1A2, VAR, 2.250%, 07/25/35	17
702	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	625
8,853	Series 2007-FA4, Class 1A2, IF, IO, 5.500%, 08/25/37	1,785
	First Horizon Mortgage Pass-Through Trust,
62	Series 2003-7, Class 2A1, 4.500%, 09/25/18	64
70	Series 2003-8, Class 2A1, 4.500%, 09/25/18	70
371	Series 2004-AR2, Class 2A1, VAR, 2.627%, 05/25/34	372
511	Series 2004-AR7, Class 2A2, VAR, 2.555%, 02/25/35	512
1,023	Series 2005-AR1, Class 2A2, VAR, 2.592%, 04/25/35	1,027
569	Freedom Trust, Series 2011-4, Class A18, VAR, 5.000%, 03/25/37 (e)	573
	GMACM Mortgage Loan Trust,
514	Series 2003-AR1, Class A4, VAR, 2.944%, 10/19/33	514
1,705	Series 2003-AR2, Class 2A4, VAR, 2.874%, 12/19/33	1,718
76	Series 2003-J7, Class A10, 5.500%, 11/25/33	79
534	Series 2003-J7, Class A7, 5.000%, 11/25/33	551
86	Series 2003-J8, Class A, 5.250%, 12/25/33	90
737	Series 2004-J1, Class A20, 5.500%, 04/25/34	799
1,671	Series 2004-J5, Class A7, 6.500%, 01/25/35	1,756
461	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	474
2,935	Series 2005-AR3, Class 3A4, VAR, 2.848%, 06/19/35	2,916
	GSMPS Mortgage Loan Trust,
554	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	581
259	Series 2004-4, Class 1AF, VAR, 0.550%, 06/25/34 (e)	225
521	Series 2005-RP2, Class 1AF, VAR, 0.500%, 03/25/35 (e)	457

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
3,076	Series 2005-RP3, Class 1AF, VAR, 0.500%, 09/25/35 (e)	2,634
1,398	Series 2005-RP3, Class 1AS, IO, VAR, 4.852%, 09/25/35 (e)	196
2,958	Series 2006-RP2, Class 1AS2, IF, IO, 5.889%, 04/25/36 (e)	385
	GSR Mortgage Loan Trust,
188	Series 2003-13, Class 1A1, VAR, 2.571%, 10/25/33	192
93	Series 2003-6F, Class A2, VAR, 0.550%, 09/25/32	88
842	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	866
81	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	95
1,382	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,478
2,091	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	2,179
371	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	366
257	Series 2005-5F, Class 8A3, VAR, 0.650%, 06/25/35	248
2,598	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	2,693
448	Series 2006-1F, Class 1AP, PO, 02/25/36	317
6,177	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	5,678
1,917	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	1,923
4,744	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	4,645
288	Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 0.930%, 04/25/35	250
912	Impac Secured Assets CMN Owner Trust, Series 2001-8, Class A6, 6.440%, 01/25/32	929
	Impac Secured Assets Trust,
–(h)	Series 2006-1, Class 2A1, VAR, 0.500%, 05/25/36	—	(h)
1,641	Series 2006-2, Class 2A1, VAR, 0.500%, 08/25/36	1,620
	IndyMac INDX Mortgage Loan Trust,
6,597	Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	2
247	Series 2006-AR3, Class 2A1A, VAR, 2.518%, 03/25/36	184
	JP Morgan Mortgage Trust,
427	Series 2004-A3, Class 4A1, VAR, 2.674%, 07/25/34	441
382	Series 2004-A4, Class 1A1, VAR, 2.758%, 09/25/34	395
166	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	173
899	Series 2005-A1, Class 3A4, VAR, 3.151%, 02/25/35	914
1,573	Series 2006-A2, Class 4A1, VAR, 2.698%, 08/25/34	1,573
1,298	Series 2006-A2, Class 5A2, VAR, 2.558%, 11/25/33	1,306
2,348	Series 2006-A2, Class 5A3, VAR, 2.558%, 11/25/33	2,348
540	Series 2006-A3, Class 6A1, VAR, 2.733%, 08/25/34	546
574	Series 2007-A1, Class 5A2, VAR, 2.663%, 07/25/35	585
455	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.865%, 08/26/35 (e)	454
22	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	22
	Lehman Mortgage Trust,
651	Series 2006-2, Class 1A1, VAR, 6.146%, 04/25/36	617
504	Series 2007-6, Class 1A8, 6.000%, 07/25/37	457
1,007	Series 2008-2, Class 1A6, 6.000%, 03/25/38	920
	LVII Resecuritization Trust,
3,000	Series 2009-2, Class M3, VAR, 5.172%, 09/27/37 (e)	3,061
1,200	Series 2009-3, Class M3, VAR, 5.089%, 11/27/37 (e)	1,218
1,377	Series 2009-3, Class M4, VAR, 5.089%, 11/27/37 (e)	1,457
	MASTR Adjustable Rate Mortgages Trust,
189	Series 2004-3, Class 4A2, VAR, 2.327%, 04/25/34	178
50	Series 2004-4, Class 2A1, VAR, 2.079%, 05/25/34	45
413	Series 2004-13, Class 2A1, VAR, 2.641%, 04/21/34	419
2,176	Series 2004-13, Class 3A7, VAR, 2.640%, 11/21/34	2,223
270	Series 2004-15, Class 3A1, VAR, 2.892%, 12/25/34	273

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	MASTR Alternative Loan Trust,
296	Series 2003-4, Class 2A1, 6.250%, 06/25/33	313
269	Series 2003-8, Class 3A1, 5.500%, 12/25/33	286
449	Series 2003-8, Class 5A1, 5.000%, 11/25/18	469
129	Series 2003-9, Class 8A1, 6.000%, 01/25/34	134
102	Series 2004-1, Class 30PO, PO, 02/25/34	88
521	Series 2004-3, Class 2A1, 6.250%, 04/25/34	552
230	Series 2004-3, Class 30PO, PO, 04/25/34	177
237	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	55
332	Series 2004-5, Class 30PO, PO, 06/25/34	328
146	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	28
140	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	28
1,391	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,447
121	Series 2004-7, Class 30PO, PO, 08/25/34	97
497	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	90
262	Series 2004-10, Class 1A1, 4.500%, 09/25/19	267
2,497	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	639
	MASTR Asset Securitization Trust,
158	Series 2003-2, Class 1A1, 5.000%, 03/25/18	159
60	Series 2003-2, Class 2A1, 4.500%, 03/25/18	60
443	Series 2003-3, Class 3A18, 5.500%, 04/25/33	447
48	Series 2003-4, Class 3A2, 5.000%, 05/25/18	49
113	Series 2003-4, Class 5A1, 5.500%, 05/25/33	116
119	Series 2003-8, Class 1A1, 5.500%, 09/25/33	123
114	Series 2003-9, Class 15PO, PO, 10/25/18	108
15	Series 2003-10, Class 15PO, PO, 11/25/18	15
10	Series 2003-11, Class 15PO, PO, 12/25/18	10
219	Series 2003-12, Class 6A1, 5.000%, 12/25/33	227
61	Series 2004-1, Class 30PO, PO, 02/25/34	54
69	Series 2004-3, Class PO, PO, 03/25/34	62
74	Series 2004-4, Class 3A1, 4.500%, 04/25/19	75
58	Series 2004-8, Class 1A1, 4.750%, 08/25/19	60
65	Series 2004-8, Class PO, PO, 08/25/19	60
55	Series 2004-9, Class 5A1, 5.250%, 09/25/19	57
819	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	883
2,746	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.500%, 05/25/35 (e)	2,334
1,072	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	857
	Merrill Lynch Mortgage Investors Trust,
584	Series 2003-A, Class 2A2, VAR, 1.150%, 03/25/28	583
194	Series 2003-A4, Class 2A, VAR, 2.627%, 07/25/33	200
668	Series 2003-A5, Class 2A6, VAR, 2.387%, 08/25/33	680
603	Series 2003-E, Class A1, VAR, 0.770%, 10/25/28	598
2,676	Series 2003-F, Class A1, VAR, 0.790%, 10/25/28	2,672
862	Series 2004-1, Class 2A1, VAR, 2.146%, 12/25/34	847
949	Series 2004-A4, Class A2, VAR, 2.467%, 08/25/34	978
1,073	Series 2004-D, Class A2, VAR, 1.050%, 09/25/29	1,060
770	Series 2004-E, Class A2A, VAR, 1.022%, 11/25/29	745
103	Series 2005-A1, Class 3A, VAR, 2.556%, 12/25/34	103
–(h)	ML Trust VII, Series 7, Class B, PO, 04/20/18	—	(h)
19	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	21
1,035	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.691%, 04/25/34	1,093

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
–(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 5,349.630%, 04/20/21	1
	MortgageIT Trust,
618	Series 2005-1, Class 1A1, VAR, 0.470%, 02/25/35	605
245	Series 2005-5, Class A1, VAR, 0.410%, 12/25/35	229
564	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	576
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
145	Series 2003-A1, Class A1, 5.500%, 05/25/33	149
48	Series 2003-A1, Class A2, 6.000%, 05/25/33	50
41	Series 2003-A1, Class A5, 7.000%, 04/25/33	43
11	Series 2003-A1, Class A7, 5.000%, 04/25/18	11
1,819	Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 2.530%, 03/26/36 (e)	1,822
	Prime Mortgage Trust,
71	Series 2004-1, Class 2A3, 5.250%, 08/25/34	74
904	Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	951
443	Series 2005-4, Class 2PO, PO, 10/25/35	142
663	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.495%, 05/25/35	677
	RALI Trust,
95	Series 2001-QS19, Class A2, 6.000%, 12/25/16	96
30	Series 2002-QS16, Class A3, IF, 16.309%, 10/25/17	31
939	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	977
228	Series 2003-QR24, Class A5, 4.000%, 07/25/33	231
93	Series 2003-QS1, Class A6, 4.250%, 01/25/33	94
336	Series 2003-QS12, Class A2A, IF, IO, 7.450%, 06/25/18	33
147	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	10
3,083	Series 2003-QS13, Class A2, 4.000%, 07/25/33	2,889
754	Series 2003-QS13, Class A5, VAR, 0.800%, 07/25/33	719
4,480	Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	75
538	Series 2003-QS14, Class A1, 5.000%, 07/25/18	548
407	Series 2003-QS18, Class A1, 5.000%, 09/25/18	416
586	Series 2003-QS19, Class A1, 5.750%, 10/25/33	618
110	Series 2003-QS3, Class A2, IF, 16.170%, 02/25/18	125
101	Series 2003-QS3, Class A8, IF, IO, 7.450%, 02/25/18	4
261	Series 2003-QS9, Class A3, IF, IO, 7.400%, 05/25/18	29
789	Series 2004-QA4, Class NB3, VAR, 3.774%, 09/25/34	789
308	Series 2004-QA6, Class NB2, VAR, 2.968%, 12/26/34	258
23	Series 2004-QS10, Class A6, 6.000%, 07/25/34	23
1,645	Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,685
251	Series 2005-QA10, Class A31, VAR, 3.565%, 09/25/35	211
1,791	Series 2005-QA6, Class A32, VAR, 3.545%, 05/25/35	1,357
468	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	378
	RBSSP Resecuritization Trust,
956	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	1,030
307	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	326
103	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	104
618	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	635
921	Series 2009-12, Class 1A1, VAR, 5.882%, 11/25/33 (e)	972
1,221	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,250
1,849	Series 2012-3, Class 3A1, VAR, 0.300%, 09/26/36 (e)	1,752
9,440	Series 2012-6, Class 2A1, VAR, 0.310%, 10/26/36 (e) (i)	8,925
	Residential Asset Securitization Trust,
27	Series 2002-A13, Class A4, 5.250%, 12/25/17	27

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
185	Series 2003-A13, Class A3, 5.500%, 01/25/34	190
48	Series 2003-A14, Class A1, 4.750%, 02/25/19	49
379	Series 2003-A5, Class A1, 5.500%, 06/25/33	403
664	Series 2004-IP2, Class 1A1, VAR, 2.574%, 12/25/34	674
2,437	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	569
5,101	Series 2005-A2, Class A4, IF, IO, 4.900%, 03/25/35	720
823	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	753
583	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	520
	RFMSI Trust,
922	Series 2003-S13, Class A3, 5.500%, 06/25/33	927
86	Series 2003-S14, Class A4, PO, 07/25/18	81
220	Series 2003-S16, Class A3, 5.000%, 09/25/18	223
252	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	257
709	Series 2003-S4, Class A4, 5.750%, 03/25/33	727
246	Series 2004-S6, Class 2A6, PO, 06/25/34	219
642	Series 2005-SA4, Class 1A1, VAR, 2.831%, 09/25/35	537
	RFSC Trust,
6	Series 2002-RM1, Class API, PO, 12/25/17	5
20	Series 2003-RM2, Class AP-3, PO, 05/25/33	18
1,992	RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	1,995
	Salomon Brothers Mortgage Securities VII, Inc.,
833	Series 2003-HYB1, Class A, VAR, 2.618%, 09/25/33	852
33	Series 2003-UP2, Class PO1, PO, 12/25/18	29
	Sequoia Mortgage Trust,
1,174	Series 2003-1, Class 1A, VAR, 0.909%, 04/20/33	1,180
1,489	Series 2004-8, Class A1, VAR, 0.849%, 09/20/34	1,429
1,502	Series 2004-8, Class A2, VAR, 1.065%, 09/20/34	1,459
4,362	Series 2004-9, Class A1, VAR, 0.489%, 10/20/34	4,172
1,255	Series 2004-10, Class A1A, VAR, 0.459%, 11/20/34	1,253
	Springleaf Mortgage Loan Trust,
1,815	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	1,894
2,650	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	2,785
–(h)	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	—	(h)
2,500	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	2,673
4,222	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	4,277
2,500	Series 2012-2A, Class M2, VAR, 4.610%, 10/25/57 (e)	2,581
4,000	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	4,190
6,388	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	6,385
3,081	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	3,066
1,413	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	1,427
943	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	971
437	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	452
6,062	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	6,040
2,644	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	2,580
1,800	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	1,770
1,268	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	1,256
2,895	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	2,890
1,493	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,504
1,280	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 3.896%, 06/25/34	1,272
	Structured Asset Mortgage Investments II Trust,
1,636	Series 2004-AR5, Class 1A1, VAR, 0.481%, 10/19/34	1,556

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
3,247	Series 2005-AR5, Class A3, VAR, 0.401%, 07/19/35	3,144
2,539	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 3.616%, 12/25/33	2,559
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
127	Series 2003-16, Class A3, VAR, 0.650%, 06/25/33	126
297	Series 2003-32, Class 1A1, VAR, 5.499%, 11/25/33	308
702	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	718
335	Series 2003-33H, Class 1APO, PO, 10/25/33	308
737	Series 2003-34A, Class 3A3, VAR, 2.482%, 11/25/33	734
1,747	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,797
293	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	296
	Thornburg Mortgage Securities Trust,
145	Series 2003-4, Class A1, VAR, 0.790%, 09/25/43	143
172	Series 2004-1, Class II2A, VAR, 1.573%, 03/25/44	170
	WaMu Mortgage Pass-Through Certificates Trust,
34	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	34
1,687	Series 2003-AR11, Class A6, VAR, 2.427%, 10/25/33	1,711
865	Series 2003-AR7, Class A7, VAR, 2.298%, 08/25/33	876
707	Series 2003-AR8, Class A, VAR, 2.414%, 08/25/33	717
2,337	Series 2003-AR9, Class 1A6, VAR, 2.418%, 09/25/33	2,384
615	Series 2003-AR9, Class 2A, VAR, 2.443%, 09/25/33	624
760	Series 2003-S1, Class A5, 5.500%, 04/25/33	781
204	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	210
65	Series 2003-S7, Class A1, 4.500%, 08/25/18	66
276	Series 2003-S8, Class A6, 4.500%, 09/25/18	279
2,017	Series 2003-S9, Class A8, 5.250%, 10/25/33	2,073
69	Series 2003-S9, Class P, PO, 10/25/33	58
164	Series 2004-AR3, Class A1, VAR, 2.378%, 06/25/34	167
1,111	Series 2004-AR3, Class A2, VAR, 2.378%, 06/25/34	1,132
773	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	792
223	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	231
383	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	401
3	Series 2004-S1, Class 1A3, VAR, 0.550%, 03/25/34	3
2,995	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	3,143
209	Series 2006-AR10, Class 2P, VAR, 2.381%, 09/25/36	127
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
259	Series 2005-1, Class 1A1, 5.500%, 03/25/35	258
8,709	Series 2005-2, Class 1A4, IF, IO, 4.900%, 04/25/35	1,260
1,093	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,017
154	Series 2005-4, Class DP, PO, 06/25/20	152
998	Series 2005-6, Class 2A4, 5.500%, 08/25/35	915
11,382	Series 2005-11, Class A4, IF, IO, 4.800%, 01/25/36	1,296
	Washington Mutual MSC Mortgage Pass-Through Certificates,
580	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	637
53	Series 2004-RA4, Class 1P, PO, 04/25/19	50
1,568	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	1,579
	Wells Fargo Mortgage-Backed Securities Trust,
279	Series 2003-17, Class APO, PO, 01/25/34	252
1,408	Series 2003-G, Class A1, VAR, 2.490%, 06/25/33	1,438
308	Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	316

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
84	Series 2003-K, Class 1A2, VAR, 2.490%, 11/25/33	87
161	Series 2004-B, Class A1, VAR, 2.490%, 02/25/34	163
1,126	Series 2004-EE, Class 2A1, VAR, 2.613%, 12/25/34	1,151
141	Series 2004-EE, Class 2A2, VAR, 2.613%, 12/25/34	144
608	Series 2004-EE, Class 3A1, VAR, 2.634%, 12/25/34	618
1,586	Series 2004-I, Class 1A1, VAR, 2.634%, 07/25/34	1,607
3,424	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	3,500
111	Series 2004-Q, Class 1A3, VAR, 2.615%, 09/25/34	112
2,043	Series 2004-U, Class A1, VAR, 2.635%, 10/25/34	2,055
828	Series 2004-V, Class 1A1, VAR, 2.622%, 10/25/34	840
221	Series 2005-9, Class 1APO, PO, 10/25/35	190
457	Series 2005-AR16, Class 2A1, VAR, 2.616%, 02/25/34	465
791	Series 2005-AR8, Class 2A1, VAR, 2.624%, 06/25/35	799
1,356	Series 2007-7, Class A7, 6.000%, 06/25/37	1,341
863	Series 2007-11, Class A14, 6.000%, 08/25/37	860

		436,623

	Total Collateralized Mortgage Obligations (Cost $1,359,394)	1,408,889

Commercial Mortgage-Backed Securities — 4.1%
	A10 Securitization LLC,
1,979	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	1,987
4,284	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	4,307
1,120	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	1,110
2,507	Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	2,715
800	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	823
	BB-UBS Trust,
4,100	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,071
5,000	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	4,912
62	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	62
1,100	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.228%, 07/15/44	1,154
1,902	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	1,927
	COBALT CMBS Commercial Mortgage Trust,
2,111	Series 2006-C1, Class A4, 5.223%, 08/15/48	2,261
3,000	Series 2006-C1, Class AM, 5.254%, 08/15/48	3,095
	COMM Mortgage Trust,
5,997	Series 2012-CR2, Class XA, IO, VAR, 1.928%, 08/15/45	645
1,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	1,628
140,365	Series 2013-CR9, Class XB, IO, VAR, 0.220%, 07/10/45 (e)	2,432
1,247	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	1,229
192	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.118%, 01/17/32	192
1,554	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.090%, 11/17/26 (e)	1,565
700	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.820%, 07/10/38	761
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class B, VAR, 4.846%, 06/10/48	1,014
2,933	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	2,976
	GS Mortgage Securities Corp. Trust,
20,000	Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	1,218
2,444	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	2,472
22,230	GS Mortgage Securities Trust, Series 2006-GG8, Class X, IO, VAR, 0.574%, 11/10/39 (e)	252

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
		JP Morgan Chase Commercial Mortgage Securities Trust,
80,623		Series 2006-CB15, Class X1, IO, VAR, 0.212%, 06/12/43	426
600		Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	605
1,000		Series 2007-C1, Class A4, 5.716%, 02/15/51	1,106
24,181		KGS-Alpha SBA COOF Trust, Series 2012-6, Class A, IO, VAR, 0.625%, 05/25/39 (e)	582
2,686		Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	2,634
		LB-UBS Commercial Mortgage Trust,
60,497		Series 2006-C1, Class XCL, IO, VAR, 0.366%, 02/15/41 (e)	315
1,925		Series 2007-C1, Class AM, 5.455%, 02/15/40	2,109
822		Series 2007-C2, Class A3, 5.430%, 02/15/40	905
925		ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 09/12/49	1,031
1,000		Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	1,050
		Morgan Stanley Capital I Trust,
631		Series 2004-HQ4, Class A7, 4.970%, 04/14/40	631
250		Series 2007-T27, Class A4, VAR, 5.654%, 06/11/42	280
1,213		Series 2011-C3, Class A3, 4.054%, 07/15/49	1,308
1,500		Series 2012-C4, Class A3, 2.991%, 03/15/45	1,546
		Morgan Stanley Re-REMIC Trust,
1,270		Series 2009-IO, Class B, PO, 07/17/56 (e)	1,262
289		Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	290
302		Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	302
6,160		Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	6,199
7,701		Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	7,745
2,200		Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,881
504		NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.150%, 08/25/29 (e)	501
3,041		NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.350%, 08/25/29 (e)	3,044
2,123		RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	2,125
2,878		RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	2,945
7,717		UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.302%, 05/10/45 (e)	989
3,175		UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	3,206
		UBS-Barclays Commercial Mortgage Trust,
1,300		Series 2012-C2, Class A4, 3.525%, 05/10/63	1,340
15,200		Series 2012-C2, Class XA, IO, VAR, 1.780%, 05/10/63 (e)	1,310
857		Series 2013-C6, Class A4, 3.244%, 04/10/46	859
		VNDO Mortgage Trust,
2,991		Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	2,957
1,500		Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	1,597
		Wachovia Bank Commercial Mortgage Trust,
341		Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	342
128,919		Series 2006-C24, Class XC, IO, VAR, 0.103%, 03/15/45 (e)	322
3,000		Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	3,014
4,343		Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	4,345
		WFRBS Commercial Mortgage Trust,
1,250		Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,370
–	(h)	Series 2012-C6, Class A1, 1.081%, 04/15/45	—	(h)
1,200		Series 2012-C6, Class A4, 3.440%, 04/15/45	1,243

		Total Commercial Mortgage-Backed Securities (Cost $107,445)	108,524

Mortgage Pass-Through Securities — 37.3%
		Federal Home Loan Mortgage Corp.,
174		ARM, 1.952%, 05/01/37	182
249		ARM, 2.097%, 08/01/36	263
212		ARM, 2.098%, 10/01/36	225

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
418		ARM, 2.124%, 10/01/36	445
148		ARM, 2.209%, 03/01/35	156
353		ARM, 2.265%, 11/01/36	374
256		ARM, 2.290%, 11/01/36	272
231		ARM, 2.303%, 04/01/34	244
790		ARM, 2.314%, 03/01/37	843
57		ARM, 2.320%, 02/01/37	61
190		ARM, 2.355%, 12/01/33	203
257		ARM, 2.370%, 05/01/36	274
512		ARM, 2.375%, 11/01/36	546
24		ARM, 2.383%, 01/01/30	26
241		ARM, 2.405%, 03/01/36	257
212		ARM, 2.421%, 11/01/36	226
140		ARM, 2.475%, 09/01/37	150
97		ARM, 2.480%, 10/01/37	104
229		ARM, 2.495%, 05/01/38	244
237		ARM, 2.496%, 09/01/36	253
187		ARM, 2.505%, 02/01/37	200
350		ARM, 2.506%, 12/01/35	376
575		ARM, 2.551%, 06/01/36	615
109		ARM, 2.657%, 07/01/37	116
159		ARM, 2.672%, 12/01/36	170
136		ARM, 2.689%, 02/01/37	146
291		ARM, 2.702%, 04/01/38	311
900		ARM, 2.785%, 10/01/36	947
100		ARM, 2.826%, 02/01/37	107
532		ARM, 3.120%, 03/01/36	574
253		ARM, 5.042%, 01/01/35	265
29		ARM, 6.336%, 10/01/36	29
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
102		4.500%, 10/01/18	109
120		5.000%, 12/01/18	127
750		5.500%, 06/01/17 - 12/01/22	817
884		6.000%, 06/01/17 - 03/01/22	934
316		6.500%, 02/01/17 - 03/01/22	336
123		7.000%, 03/01/17 - 07/01/17	129
–	(h)	7.500%, 10/01/14	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
3,129		4.000%, 02/01/32	3,345
1,479		5.500%, 05/01/27 - 03/01/28	1,669
471		6.000%, 12/01/22 - 02/01/24	526
1,031		6.500%, 05/01/22 - 01/01/28	1,162
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
180		4.000%, 10/01/33	191
6,444		4.500%, 09/01/40 - 05/01/41	6,975
12,782		5.000%, 08/01/40	14,126
3,747		5.500%, 01/01/33 - 03/01/40	4,189
560		6.000%, 11/01/28 - 12/01/33	635
3,441		6.500%, 05/01/24 - 03/01/38 (m)	3,915
996		7.000%, 07/01/29 - 10/01/36	1,158
77		7.500%, 09/01/38	88
28		8.500%, 08/01/30	29
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,066		7.500%, 01/01/32 - 12/01/36	1,266
599		10.000%, 10/01/30	685
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
30,331		3.500%, 10/01/32 - 06/01/43	31,338
15,056		4.000%, 09/01/32 - 10/01/42	15,916
2,093		5.500%, 02/01/18 - 12/01/35	2,271
3,249		6.000%, 02/01/33 - 04/01/36	3,541
4,534		6.500%, 11/01/36 - 10/17/38	5,102
79		7.000%, 12/01/14 - 08/01/47	86
48		10.500%, 07/20/21	51
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
5		7.500%, 03/01/17 - 05/01/17	5
3		8.750%, 06/01/17	3
1		10.500%, 05/01/19	1
1		12.000%, 08/01/15 - 07/01/19	1
		Federal National Mortgage Association,
520		ARM, 1.570%, 08/01/34	538
242		ARM, 1.784%, 01/01/33	256
367		ARM, 1.788%, 07/01/33	398
598		ARM, 1.834%, 05/01/35	638
8		ARM, 1.875%, 03/01/19	8
3,581		ARM, 1.899%, 01/01/35 - 02/01/35 (m)	3,772
272		ARM, 1.915%, 02/01/35	289
266		ARM, 1.942%, 10/01/34	280
487		ARM, 1.975%, 09/01/36	517
172		ARM, 2.039%, 04/01/34	180
248		ARM, 2.103%, 06/01/34	264
401		ARM, 2.127%, 11/01/33	423
203		ARM, 2.142%, 01/01/36	215
297		ARM, 2.172%, 11/01/37	314
221		ARM, 2.189%, 06/01/35	234

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
266		ARM, 2.191%, 10/01/34	282
367		ARM, 2.204%, 10/01/34	390
189		ARM, 2.217%, 09/01/35	202
125		ARM, 2.220%, 05/01/35	131
303		ARM, 2.233%, 09/01/34	323
364		ARM, 2.238%, 10/01/34	386
90		ARM, 2.249%, 05/01/35	96
53		ARM, 2.262%, 04/01/34	54
258		ARM, 2.274%, 02/01/34	274
257		ARM, 2.276%, 08/01/34	274
90		ARM, 2.277%, 11/01/33	91
310		ARM, 2.297%, 10/01/36	336
119		ARM, 2.299%, 01/01/34	126
420		ARM, 2.321%, 07/01/33	447
276		ARM, 2.335%, 05/01/34	294
752		ARM, 2.341%, 04/01/35	800
486		ARM, 2.355%, 04/01/35	519
515		ARM, 2.364%, 12/01/37	552
283		ARM, 2.390%, 08/01/36	306
666		ARM, 2.404%, 07/01/37	711
106		ARM, 2.428%, 01/01/38	111
317		ARM, 2.455%, 12/01/36	342
473		ARM, 2.505%, 10/01/34	502
256		ARM, 2.519%, 11/01/36	276
292		ARM, 2.520%, 07/01/36	312
508		ARM, 2.543%, 06/01/36	547
129		ARM, 2.553%, 07/01/37	138
481		ARM, 2.560%, 09/01/33 - 12/01/36	513
19		ARM, 2.648%, 09/01/27	20
205		ARM, 2.700%, 10/01/36	220
5,403		ARM, 2.875%, 03/01/36	5,750
53		ARM, 3.721%, 03/01/29	56
		Federal National Mortgage Association, 15 Year, Single Family,
211		4.500%, 03/01/19	224
1,317		5.000%, 06/01/18 - 08/01/24	1,418
2,003		5.500%, 11/01/18 - 11/01/23	2,149
1,398		6.000%, 06/01/16 - 08/01/22	1,478
1,078		6.500%, 08/01/16 - 02/01/24	1,183
425		7.000%, 03/01/17 - 08/01/21	451
31		7.500%, 03/01/17 - 10/01/17	32
8		8.000%, 06/01/15 - 01/01/16	8
		Federal National Mortgage Association, 20 Year, Single Family,
9,748		3.500%, 12/01/30 - 08/01/32	10,266
–	(h)	4.500%, 04/01/30	—	(h)
–	(h)	5.000%, 10/01/25	—	(h)
586		5.500%, 02/01/23 - 08/01/23	653
2,951		6.000%, 04/01/24 - 09/01/29	3,327
1,285		6.500%, 05/01/22 - 12/01/27	1,448
37		7.500%, 09/01/21	41
		Federal National Mortgage Association, 30 Year, FHA/VA,
51		6.000%, 09/01/33	56
3,530		6.500%, 02/01/29 - 08/01/39	3,969
137		7.000%, 10/01/28 - 02/01/33	159
52		8.000%, 06/01/28	59
12		8.500%, 03/01/30 - 06/01/30	14
185		9.000%, 05/01/18 - 06/01/31	207
8		10.000%, 07/01/19	8
6		10.500%, 11/01/18	7
17		11.000%, 04/01/19	17
		Federal National Mortgage Association, 30 Year, Single Family,
5,457		3.500%, 03/01/43	5,632
2,432		4.000%, 08/01/33 - 04/01/34	2,589
1,203		4.500%, 05/01/29 - 09/01/34	1,306
1,288		5.000%, 06/01/33 - 05/01/36	1,435
4,149		5.500%, 11/01/32 - 05/01/40	4,692
4,617		6.000%, 12/01/28 - 11/01/38	5,243
3,759		6.500%, 11/01/29 - 09/01/38	4,276
4,460		7.000%, 04/01/20 - 01/01/39	5,011
2,919		7.500%, 08/01/36 - 04/01/39	3,567
750		8.000%, 03/01/27 - 10/01/36	893
87		8.500%, 12/01/27 - 02/01/30	98
–	(h)	9.000%, 04/01/26	—	(h)
7		9.500%, 07/01/28	8
6		10.000%, 02/01/24	6
1		12.500%, 01/01/16	1
		Federal National Mortgage Association, Other,
–	(h)	VAR, 0.502%, 01/01/23	—	(h)
–	(h)	VAR, 0.512%, 01/01/23	—	(h)
2,300		VAR, 0.752%, 03/01/22	2,317
4,000		VAR, 0.762%, 04/01/22	4,035
5,000		VAR, 0.772%, 12/01/20	5,023
4,000		VAR, 0.922%, 04/01/22	4,029
3,827		VAR, 0.952%, 03/01/22	3,866
299		VAR, 2.438%, 08/01/34	322
2,415		VAR, 6.070%, 11/01/18	2,622
611		05/25/17	611
–	(h)	1.519%, 12/01/19	—	(h)

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
–	(h)	1.632%, 01/01/20	—	(h)
2,000		1.690%, 12/01/19	1,956
1,968		1.808%, 06/01/20	1,925
5,000		2.056%, 01/01/17	4,998
2,830		2.066%, 12/01/20	2,766
20,000		2.077%, 06/01/20	20,019
4,235		2.221%, 01/01/23	4,071
–	(h)	2.273%, 07/01/19	—	(h)
1,689		2.314%, 12/01/22	1,635
8,309		2.418%, 12/01/22 - 01/01/23	8,074
12,380		2.449%, 11/01/22 - 12/01/22	12,042
1,951		2.459%, 11/01/22	1,904
6,000		2.480%, 12/01/22 - 02/01/23	5,872
5,847		2.490%, 11/01/22	5,740
3,400		2.500%, 12/01/22	3,338
6,118		2.542%, 02/01/23	5,981
2,954		2.552%, 09/01/22 - 11/01/22	2,899
5,500		2.583%, 04/01/23	5,337
5,088		2.593%, 10/01/22 - 06/01/23	5,030
13,915		2.604%, 10/01/22 - 05/01/23	13,667
11,717		2.614%, 10/01/22 - 12/01/22	11,588
1,970		2.640%, 04/01/23	1,951
10,320		2.650%, 08/01/22 - 03/01/23	10,212
3,000		2.670%, 07/01/22	2,974
10,692		2.686%, 06/01/22 - 10/01/22	10,677
5,850		2.690%, 07/01/22	5,885
5,798		2.759%, 07/01/22	5,826
2,883		2.831%, 05/01/22	2,916
6,739		2.841%, 03/01/22 - 07/01/22	6,710
7,000		2.852%, 06/01/22	7,047
10,889		2.883%, 06/01/22 - 07/01/22	11,022
5,250		2.924%, 07/01/22	5,331
8,238		2.955%, 05/01/22 - 08/01/22	8,368
8,911		2.996%, 05/01/22 - 09/01/22	9,089
6,712		3.000%, 01/01/43 - 08/01/43	6,618
3,866		3.038%, 05/01/22	3,958
3,000		3.079%, 06/01/22	3,074
2,460		3.089%, 02/01/22	2,543
5,000		3.100%, 05/01/22	5,151
9,851		3.120%, 01/01/22 - 05/01/22	10,177
12,632		3.131%, 12/01/21 - 01/01/22	13,064
2,418		3.182%, 05/01/22	2,497
7,766		3.193%, 01/01/22	8,075
3,678		3.224%, 05/01/22	3,808
2,585		3.230%, 11/01/20	2,721
1,922		3.234%, 01/01/22	1,993
9,387		3.244%, 02/01/22	9,732
1,982		3.290%, 10/01/20	2,093
3,816		3.306%, 02/01/22	3,975
5,061		3.348%, 01/01/22	5,282
1,966		3.379%, 11/01/20	2,077
949		3.383%, 10/01/20	1,008
2,924		3.389%, 10/01/20	3,088
4,039		3.461%, 11/01/20	4,278
3,692		3.472%, 10/01/20	3,915
3,600		3.482%, 11/01/20	3,818
6,500		3.490%, 09/01/23	6,838
25,264		3.500%, 02/01/33 - 06/01/43	26,110
8,172		3.544%, 09/01/20 - 11/01/21	8,652
3,756		3.590%, 12/01/20 - 08/01/23	4,007
2,500		3.596%, 12/01/20	2,656
2,848		3.600%, 09/01/20	3,046
6,582		3.621%, 09/01/20	7,007
4,889		3.639%, 12/01/20	5,218
5,334		3.658%, 04/01/18 - 10/01/20	5,672
1,200		3.709%, 10/01/21	1,275
19,278		3.740%, 07/01/20 - 09/01/20 (m)	20,705
6,100		3.792%, 07/01/23	6,439
2,926		3.802%, 09/01/20	3,153
–	(h)	3.810%, 01/01/19	—	(h)
1,000		3.864%, 07/01/23	1,070
26,900		3.895%, 01/01/21 - 09/01/21 (m)	28,665
2,600		3.926%, 08/01/20	2,787
1,560		3.930%, 07/01/20	1,703
4,000		3.940%, 07/01/21	4,346
6,200		3.957%, 12/01/21	6,638
2,928		3.960%, 08/01/20	3,201
1,884		3.968%, 09/01/20	2,016
2,000		3.980%, 11/01/16	2,028
2,396		3.988%, 07/01/21	2,599
3,000		3.999%, 01/01/21	3,263
27,490		4.000%, 11/01/33 - 07/01/42	29,082
5,000		4.019%, 09/01/21	5,445
1,991		4.061%, 01/01/21	2,174
20,175		4.081%, 07/01/20 - 07/01/21 (m)	22,028
5,780		4.102%, 06/01/21 - 07/01/21	6,324
2,292		4.123%, 07/01/21	2,511
2,361		4.130%, 07/01/20	2,593
3,000		4.154%, 06/01/21	3,268
1,600		4.174%, 10/01/20	1,748

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
3,380		4.185%, 08/01/21	3,714
8,000		4.195%, 07/01/21 (m)	8,797
7,790		4.201%, 07/01/20	8,544
2,281		4.205%, 10/01/21	2,510
11,007		4.216%, 11/01/26	11,079
1,898		4.257%, 04/01/20	2,090
23,328		4.282%, 01/01/20 (m)	25,523
4,553		4.288%, 08/01/21	4,991
4,000		4.290%, 06/01/20	4,427
8,485		4.298%, 03/01/21 - 07/01/21	9,343
957		4.302%, 01/01/21	1,064
–	(h)	4.319%, 12/01/19	—	(h)
1,476		4.330%, 02/01/21	1,639
3,899		4.350%, 04/01/20	4,325
8,534		4.369%, 02/01/20 - 04/01/20	9,454
4,356		4.371%, 03/01/20	4,776
3,979		4.380%, 01/01/21 - 04/01/21	4,424
4,447		4.381%, 06/01/21	4,918
2,000		4.391%, 04/01/21	2,202
7,286		4.400%, 02/01/20	8,101
1,479		4.443%, 04/01/21	1,641
7,678		4.453%, 06/01/21	8,523
2,411		4.464%, 06/01/21	2,678
1,205		4.474%, 07/01/21	1,339
9,000		4.484%, 06/01/21	9,958
2,000		4.495%, 02/01/21	2,224
149		4.500%, 08/01/33	159
4,336		4.540%, 01/01/20	4,809
5,800		4.546%, 02/01/20	6,414
3,526		4.552%, 08/01/26	3,858
5,920		4.629%, 02/01/21 - 06/01/21	6,605
2,891		4.762%, 08/01/26	3,247
4,814		4.794%, 01/01/21	5,384
1,822		5.000%, 04/01/22 - 01/01/36	2,026
3,966		5.135%, 02/01/31	4,301
1,810		5.500%, 03/01/17 - 04/01/38	1,968
2,515		6.000%, 02/01/36 - 11/01/39	2,791
413		6.500%, 10/01/35 - 06/01/36	460
2,275		7.000%, 12/01/36 - 10/01/46	2,465
10		10.390%, 06/15/21	10
3		11.000%, 08/20/20	3
41		Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	43
		Government National Mortgage Association II, 30 Year, Single Family,
793		5.500%, 09/20/39	887
3,993		6.000%, 09/20/38 - 08/20/39	4,540
2,270		6.500%, 10/20/33 - 01/20/39	2,582
18		7.500%, 02/20/28 - 09/20/28	21
26		8.000%, 06/20/26 - 10/20/27	31
15		8.500%, 03/20/25 - 05/20/25	18
		Government National Mortgage Association II, Other,
3,152		4.433%, 05/20/63	3,455
2,044		4.462%, 05/20/63	2,233
3,095		4.479%, 04/20/63	3,360
272		6.000%, 11/20/38	293
738		Government National Mortgage Association II, Other, 30 Year, Single Family, 6.500%, 09/20/34	855
		Government National Mortgage Association, 15 Year, Single Family,
152		6.000%, 06/15/18	160
20		7.000%, 09/15/14 - 10/15/16	20
30		7.500%, 11/15/17	32
27		8.000%, 01/15/16	27
		Government National Mortgage Association, 30 Year, Single Family,
81		6.375%, 08/15/26	91
2,301		6.500%, 10/15/27 - 04/15/33	2,631
1,896		7.000%, 09/15/31 - 03/15/37	2,217
62		7.500%, 11/15/22 - 01/15/33	66
8		8.000%, 09/15/22 - 04/15/28	8
6		9.000%, 01/15/31	6
501		9.500%, 10/15/24	564
3		11.000%, 01/15/21	3
		Government National Mortgage Association, Other, 20 Year, Single Family,
419		6.500%, 08/15/22 - 11/15/23	477
46		7.000%, 08/15/23	50

		Total Mortgage Pass-Through Securities (Cost $958,351)	979,909

U.S. Treasury Obligations — 0.3%
		U.S. Treasury Coupon STRIPS,
6,000		2.218%, 05/15/21 (n)	5,179
500		2.410%, 05/15/23 (n)	400
650		5.298%, 11/15/30 (n)	382
500		5.591%, 02/15/29 (n)	317
200		5.735%, 08/15/28 (n)	129

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
700	U.S. Treasury Notes, 1.750%, 10/31/20	693

	Total U.S. Treasury Obligations (Cost $6,894)	7,100

Loan Assignments — 0.4%
	Financials — 0.4%
	Real Estate Management & Development — 0.4%
	Fiveten Group Holdings Ltd., Revolving Loan, (United Kingdom),
1,672	VAR, 4.500%, 07/15/14 (i)	1,666
	Invitation Homes, Revolving Loan,
5,096	VAR, 3.750%, 03/15/15 (i)	5,071
	Progress Residential LP, Revolving Loan,
1,414	VAR, 4.000%, 09/04/15 (i)	1,407
	Tricon Capital Group Inc., Revolving Loan, (Canada),
1,992	VAR, 4.100%, 06/13/15 (i)	1,982

	Total Loan Assignments (Cost $10,175)	10,126

SHARES
Short-Term Investment — 0.3%
	Investment Company — 0.3%
7,176	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $7,176)	7,176

	Total Investments — 99.4% (Cost $2,537,622)	2,610,852
	Other Assets in Excess of Liabilities — 0.6%	15,374

	NET ASSETS — 100.0%	$2,626,226

Percentages indicated are based on net assets.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2014.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2014.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$96,041
Aggregate gross unrealized depreciation	(22,811)

Net unrealized appreciation/depreciation	$73,230

Federal income tax cost of investments	$2,537,622

A. Valuation of Investments—Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

		Level 2	Level 3
	Level 1	Other significant observable	Significant unobservable
	Quoted prices	inputs	inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$12,361	$76,767	$89,128
Collateralized Mortgage Obligations
Agency CMO	—	957,553	14,713	972,266
Non-Agency CMO	—	347,523	89,100	436,623

Total Collateralized Mortgage Obligations	—	1,305,076	103,813	1,408,889

Commercial Mortgage-Backed Securities	—	77,173	31,351	108,524
Mortgage Pass-Through Securities	—	979,909	—	979,909
U.S. Treasury Obligations	—	7,100	—	7,100
Loan Assignments
Financials	—	—	10,126	10,126
Short-Term Investment
Investment Company	7,176	—	—	7,176

Total Investments in Securities	$7,176	$2,381,619	$222,057	$2,610,852

There were no transfers between Levels 1 and 2 during the period ended May 31, 2014.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Mortgage-Backed Securities Fund	Balance as of 02/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/14
Investments in Securities
Asset-Backed Securities	$88,417	$95	$(250)	$(46)	$2,903	$(14,352)	$—	$—	$76,767
Collateralized Mortgage Obligations - Agency CMO	7,120	27	430	(903)	(1,396)	(2,996)	15,069	(2,638)	14,713
Collateralized Mortgage Obligations - Non-Agency CMO	92,226	—	(132)	(1,122)	1,040	(2,661)	—	(251)	89,100
Commercial Mortgage-Backed Securities	34,311	—	697	(316)	—	(2,735)	—	(606)	31,351
Loan Assignments - Financials	12,857	—	(98)	—	1,535	(4,168)	—	—	10,126

	$234,931	$122	$647	$(2,387)	$4,082	$(26,912)	$15,069	$(3,495)	$222,057

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $647,000.

Mortgage Backed Securities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)
	Fair Value at 5/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$38,785	Discounted Cash Flow	Constant Prepayment Rate	0.00%-18.14% (3.13%)
			Constant Default Rate	0.00%-13.00% (4.62%)
			Yield (Discount Rate of Cash Flows)	0.00%-8.68% (3.61%)

Asset-Backed Securities	38,785

	66,980	Discounted Cash Flow	Constant Prepayment Rate	0.00%-35.77% (6.30%)
			Constant Default Rate	0.00%-10.58% (3.06%)
			PSA Prepayment Model	145.00%-1,085.00% (410.46%)
			Yield (Discount Rate of Cash Flows)	(152.95%)-36.33% (5.70%)

Collateralized Mortgage Obligations	66,980

	6,684	Discounted Cash Flow	Constant Prepayment Rate	0.00%-100.00% (81.95%)
			Yield (Discount Rate of Cash Flows)	(4.90%)-7.02% (2.36%)
Commercial Mortgage-Backed Securities	6,684

Total	$112,449

# The table above does not include Level 3 securities that are valued by brokers and pricing services. At May 31, 2014, the value of these securities was approximately $109,608,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 93.9% (t)
	Alabama — 0.3%
	Other Revenue — 0.3%
1,000	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	1,005

	Alaska — 1.2%
	Housing — 0.1%
370	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., AMT, NATL-RE, 5.000%, 06/01/36	385

	Other Revenue — 1.1%
2,000	Alaska Industrial Development & Export Authority, Revolving Fund, Series A, Rev., 5.250%, 04/01/27	2,264
1,585	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	1,555

		3,819

	Total Alaska	4,204

	Arizona — 2.1%
	Certificate of Participation/Lease — 0.9%
2,910	Pinal County, COP, 5.250%, 12/01/19	2,984

	Hospital — 0.3%
900	Gila County IDA, Cobre Valley Community Hospital Project, Rev., ACA, 6.000%, 12/01/20	902

	Housing — 0.0% (g)
98	Maricopa County IDA, Single Family Mortgage, Series 1B, Rev., VAR, GNMA/FNMA/FHLMC COLL, 5.650%, 07/01/39	99

	Water & Sewer — 0.9%
2,645	City of Scottsdale, Water & Sewer System, Rev., 5.250%, 07/01/22	3,299

	Total Arizona	7,284

	Arkansas — 0.1%
	Housing — 0.1%
300	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	309

	Special Tax — 0.0% (g)
105	City of Fayetteville, Sales & Use Tax Capital Improvement, Rev., AGM, 4.250%, 11/01/25	108

	Total Arkansas	417

	California — 1.5%
	General Obligation — 0.3%
1,000	Alum Rock Union Elementary School District, Election of 2008, Series A, GO, AGC, 5.250%, 08/01/29	1,153

	Housing — 0.5%
1,480	California Housing Finance Agency, Multi-Family Housing III, Series A, Rev., AMT, 5.375%, 08/01/28	1,480
355	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., AMT, GNMA/FNMA/COLL, 5.400%, 12/01/36	368

		1,848

	Other Revenue — 0.7%
2,000	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 08/01/26	2,354

	Total California	5,355

	Colorado — 1.7%
	Certificate of Participation/Lease — 0.2%
625	Pueblo County Judicial Complex Project, COP, AGM, 5.000%, 09/15/21	726

	General Obligation — 0.4%
1,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	1,212

	Hospital — 0.7%
2,415	Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project, Series B, Rev., 5.000%, 09/01/22	2,554

	Housing — 0.4%
	Denver City & County, Single Family Home Mortgage, Metropolitan Mayors Caucus Program,
45	Rev., AMT, GNMA COLL, 6.000%, 05/01/27	45
110	Rev., AMT, GNMA/FNMA/FHLMC COLL, 6.150%, 11/01/34	113
561	Series A, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.550%, 12/01/39	594
30	Series A, Rev., AMT, GNMA/FNMA/FHLMC COLL, 7.300%, 11/01/31	30

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
385	El Paso County, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA/FNMA/COLL, 5.350%, 06/01/39	393
205	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	209

		1,384

	Prerefunded — 0.0% (g)
35	Colorado Water Resources & Power Development Authority, Clean Water, Series A, Rev., 5.000%, 09/01/14 (p)	35

	Total Colorado	5,911

	Connecticut — 1.2%
	Other Revenue — 1.2%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
1,560	Series A, Rev., 5.250%, 11/15/23	1,801
1,500	Series A, Rev., 5.250%, 11/15/24	1,722
800	Series A, Rev., AMT, 4.000%, 11/15/19	861

	Total Connecticut	4,384

	Delaware — 0.2%
	Housing — 0.2%
	Delaware State Housing Authority, Senior Single Family Mortgage,
460	Series C-1, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.550%, 07/01/39	500
375	Series D-1, Rev., AMT, 4.625%, 01/01/23	380

	Total Delaware	880

	District of Columbia — 2.2%
	Other Revenue — 0.9%
	District of Columbia, Income Tax,
855	Series A, Rev., 5.000%, 12/01/18	1,003
1,720	Series B, Rev., 5.250%, 12/01/29	2,029

		3,032

	Transportation — 1.3%
4,000	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.250%, 07/01/25	4,620

	Total District of Columbia	7,652

	Florida — 9.8%
	Certificate of Participation/Lease — 1.4%
4,000	Collier County School Board, Master Lease Program, Series A, COP, AGM, 5.250%, 02/15/21	4,745

	Education — 0.8%
2,880	Capital Projects Finance Authority, Student Housing, Capital Projects Loan Program, Series F-1, Rev., NATL-RE, 5.500%, 10/01/14	2,880

	Housing — 1.7%
575	Broward County Housing Finance Authority, Series B, Rev., AMT, 4.500%, 04/01/27	560
1,045	Escambia County Housing Finance Authority, Single Family Mortgage, Multi-County Program, Series A, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.800%, 10/01/38	1,059
1,330	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	1,423
	Hillsborough County Housing Finance Authority, Single Family Mortgage,
355	Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 04/01/38	367
610	Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.400%, 10/01/27	610
240	Miami-Dade County Housing Finance Authority, Home Ownership Mortgage, Series A-1, Rev., AMT, GNMA/FNMA, 5.300%, 10/01/36	245
785	Orange County Housing Finance Authority, Multi-County Program, Series A, Rev., AMT, GNMA, 5.125%, 09/01/38	811
	Pinellas County Housing Finance Authority, Multi-County Program,
725	Series A-2, Rev., AMT, GNMA/FNMA/FHLMC, 4.900%, 09/01/27	759
195	Series B-1, Rev., AMT, GNMA/FNMA, 5.200%, 03/01/36	202

		6,036

	Other Revenue — 2.4%
835	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	936

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., VAR, 2.100%, 04/11/19	505
	Florida Housing Finance Corp., Homeowner Mortgage Special Program,
1,455	Series B, Rev., GNMA, 4.500%, 01/01/29	1,556
1,150	Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	1,241
1,000	Florida Water Pollution Control Financing Corp., Water Pollution Control, Series A, Rev., 5.000%, 07/15/22	1,197
1,000	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	1,160
1,500	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,699

		8,294

	Utility — 1.7%
5,000	City of Port St. Lucie, Utility Systems, Rev., NATL-RE, 5.250%, 09/01/24	6,024

	Water & Sewer — 1.8%
5,000	Tampa Bay Water Utility System, Rev., NATL-RE, FGIC, 5.500%, 10/01/22	6,284

	Total Florida	34,263

	Georgia — 4.1%
	Certificate of Participation/Lease — 1.7%
5,000	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/22	6,029

	General Obligation — 1.7%
5,000	Fulton County School District, GO, 5.500%, 01/01/21	6,063

	Housing — 0.3%
855	Atlanta Urban Residential Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.500%, 03/01/41	877

	Other Revenue — 0.4%
500	Burke County Development Authority, Pollution Control, Oglethorpe Power Corp. Vogtle Project, Series A, Rev., VAR, 2.400%, 04/01/20	503
1,000	Monroe County Development Authority, Oglethorpe Power Corp. Scherer Project, Series A, Rev., VAR, 2.400%, 04/01/20	1,001

		1,504

	Total Georgia	14,473

	Hawaii — 1.5%
	General Obligation — 1.5%
	City & County of Honolulu,
1,470	Series D, GO, 5.250%, 09/01/26	1,730
2,900	Series D, GO, 5.250%, 09/01/27	3,400

	Total Hawaii	5,130

	Idaho — 0.0% (g)
	Housing — 0.0% (g)
10	Idaho Housing & Finance Association, Single Family Mortgage, Series E-2, Rev., AMT, 5.950%, 07/01/14	10

	Illinois — 3.4%
	Education — 0.9%
3,000	Chicago Board of Education, Unlimited Tax, Series C, GO, 5.250%, 12/01/24	3,313

	General Obligation — 0.6%
2,000	Chicago Board of Education, Series C, GO, AGC-ICC, 5.250%, 12/01/26	2,152

	Housing — 0.8%
	City of Aurora, Single Family Mortgage,
384	Series A, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.500%, 12/01/39	401
482	Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.450%, 12/01/39	491
	City of Chicago, Single Family Mortgage,
265	Series C, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.750%, 12/01/42	280
735	Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.500%, 12/01/42	782
685	Series K, Rev., AMT, FHLMC COLL, 5.350%, 06/01/43	702
25	City of Peoria, City of Moline & City of Freeport, Collateralized Single Family Mortgage, Series A, Rev., AMT, GNMA COLL, 7.600%, 04/01/27	25

		2,681

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 1.1%
	Illinois Finance Authority, OSF Healthcare System,
500	Series A, Rev., 5.000%, 05/15/19	567
1,025	Series A, Rev., 5.000%, 05/15/20	1,164
1,700	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/20	1,997

		3,728

	Transportation — 0.0% (g)
100	City of Chicago, Midway Airport, Series A, Rev., AMT, AGM, 5.125%, 01/01/26	100

	Total Illinois	11,974

	Indiana — 1.8%
	Hospital — 0.6%
	Indiana Health & Educational Facility Financing Authority, Baptist Homes of Indiana,
1,095	Rev., 5.000%, 11/15/15	1,148
1,000	Rev., 5.250%, 11/15/25	1,023

		2,171

	Housing — 0.1%
175	Indiana Housing & Community Development Authority, Single Family Mortgage, Series C-2, Rev., AMT, GNMA/FNMA, 5.000%, 01/01/36	178

	Other Revenue — 0.8%
	Indiana Housing & Community Development Authority, Home First Program,
890	Series A, Rev., GNMA/FNMA/COLL, 4.500%, 06/01/28	952
350	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	375
1,250	Indiana State Finance Authority, First Lien Wastewater Utility, CWA Authority Project, Series A, Rev., 5.000%, 10/01/30	1,413

		2,740

	Water & Sewer — 0.3%
1,050	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series F, Rev., NATL-RE, 5.000%, 07/01/19	1,125

	Total Indiana	6,214

	Iowa — 0.1%
	Housing — 0.1%
475	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	503

	Kansas — 0.2%
	Housing — 0.2%
	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program,
320	Series A-3, Rev., AMT, GNMA/FNMA, 5.650%, 06/01/37	339
225	Series A-3, Rev., AMT, GNMA/FNMA/COLL, 5.500%, 06/01/28	230

	Total Kansas	569

	Louisiana — 1.7%
	Hospital — 0.1%
270	St. Tammany Public Trust Finance Authority, Christwood Project, Rev., 5.700%, 11/15/18	271

	Housing — 0.5%
1,090	Calcasieu Parish Public Trust Authority, Single Family Mortgage, Mortgage- Backed Securities Program, Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.350%, 09/01/38	1,126
333	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	341
500	Louisiana Housing Finance Agency, Single Family Mortgage, Home Ownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/40	515

		1,982

	Other Revenue — 1.1%
360	Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/COLL, 4.600%, 12/01/28	385

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
2,930	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/26	3,431

		3,816

	Total Louisiana	6,069

	Maine — 0.1%
	Other Revenue — 0.1%
420	Maine State Housing Authority, Series B, Rev., 4.000%, 11/15/43	457

	Maryland — 0.2%
	Housing — 0.2%
335	Montgomery County Housing Opportunities Commission, Single Family Mortgage, Series D, Rev., AMT, 5.500%, 01/01/38	340
265	Prince Georges County, Housing Authority, Bristol Pines Apartments Project, Rev., AMT, FNMA, 4.500%, 12/15/15	270

	Total Maryland	610

	Massachusetts — 7.5%
	Education — 1.0%
820	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33	1,087
	Massachusetts Health & Educational Facilities Authority, Springfield College,
1,050	Rev., 5.000%, 10/15/15	1,105
1,060	Rev., 5.000%, 10/15/17	1,170

		3,362

	General Obligation — 0.9%
2,500	Commonwealth of Massachusetts, Series B, GO, AGM, 5.250%, 09/01/21	3,079

	Housing — 0.3%
295	Massachusetts Housing Finance Agency, Single Family Housing, Series 124, Rev., AMT, 4.900%, 12/01/21	302
750	New Bedford Housing Authority, Capital Funding Program, Series A, Rev., 3.900%, 10/01/14	759

		1,061

	Other Revenue — 3.5%
	Massachusetts Water Resources Authority,
7,925	Series B, Rev., AGM, 5.250%, 08/01/28	9,965
2,000	Series B, Rev., AGM, 5.250%, 08/01/29	2,506

		12,471

	Water & Sewer — 1.8%
5,000	Massachusetts Water Pollution Abatement Trust, Pool Program, Rev., 5.250%, 08/01/24	6,305

	Total Massachusetts	26,278

	Michigan — 2.6%
	General Obligation — 0.3%
1,000	City of Detroit School District, Wayne County, School Building & Site Improvement, Series A, GO, Q-SBLF, 5.000%, 05/01/18	1,111

	Housing — 0.6%
2,030	Michigan State Housing Development Authority, Rental Housing, Series D, Rev., AMT, AGM, 4.950%, 04/01/21	2,069

	Other Revenue — 0.5%
1,705	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	1,921

	Water & Sewer — 1.2%
4,000	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., AGM, 5.000%, 07/01/17	4,037

	Total Michigan	9,138

	Minnesota — 3.3%
	Housing — 0.9%
	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program,
941	Series A, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.125%, 12/01/40	949
104	Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.150%, 12/01/38	107
1,085	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., AMT, 6.100%, 09/01/19	1,087
742	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs, Series A-1, Rev., AMT, GNMA/FHLMC COLL, 5.250%, 12/01/40	768
355	Minnesota Housing Finance Agency, Residential Housing Finance, Series D, Rev., VAR, AMT, 5.500%, 01/01/38	365

		3,276

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 2.4%
740	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 06/01/35	790
1,230	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs, Series A-2, Rev., AMT, GNMA/FHLMC COLL, 5.520%, 03/01/41	1,314
775	Minnesota Housing Finance Agency, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	836
	Minnesota Housing Finance Agency, Home Ownership Finance, Mortgage-Backed Securities Program,
1,240	Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	1,318
560	Series D, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 07/01/34	604
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
1,015	Rev., 5.250%, 08/01/24	1,182
1,070	Rev., 5.250%, 08/01/25	1,237
825	Rev., 5.250%, 08/01/26	933

		8,214

	Total Minnesota	11,490

	Mississippi — 1.1%
	Housing — 0.7%
2,370	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.375%, 12/01/38	2,491

	Other Revenue — 0.4%
1,255	Mississippi Home Corp., Home Ownership Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/31	1,335

	Total Mississippi	3,826

	Missouri — 1.6%
	Housing — 0.9%
	Missouri Housing Development Commission, Single Family Mortgage, Home Ownership Loan Program,
1,155	Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	1,202
240	Series B-1, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.050%, 03/01/38	247
545	Series D, Rev., AMT, GNMA, 6.000%, 03/01/36	573
615	Series E-1, Rev., AMT, GNMA/FNMA, 5.600%, 03/01/37	641
620	Missouri Housing Development Commission, Single Family Mortgage, Special Home Ownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	665

		3,328

	Transportation — 0.7%
2,105	City of St. Louis, Lambert-St. Louis International Airport, Series B, Rev., AMT, AGM, 5.000%, 07/01/19	2,328

	Total Missouri	5,656

	Montana — 0.0% (g)
	Housing — 0.0% (g)
20	Montana Board of Housing, Single Family Mortgage, Series B, Rev., AMT, 5.500%, 12/01/37	20

	Nevada — 0.5%
	Housing — 0.1%
177	Nevada Rural Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/FHLMC COLL, 5.200%, 11/01/40	176

	Other Revenue — 0.4%
1,360	Las Vegas Convention & Visitors Authority, Rev., AMBAC, 5.000%, 07/01/29	1,432

	Total Nevada	1,608

	New Hampshire — 1.9%
	Education — 1.3%
3,545	City of Manchester, School Facilities, Rev., NATL-RE, 5.500%, 06/01/24	4,466

	Housing — 0.3%
835	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.625%, 07/01/38	907

	Other Revenue — 0.3%
900	City of Manchester, School Facilities, Rev., NATL-RE, 5.500%, 06/01/27	1,158

	Total New Hampshire	6,531

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New Jersey — 2.3%
	Education — 0.4%
1,215	Egg Harbor Township Board of Education, GO, AGM, 5.750%, 07/15/24	1,567

	Other Revenue — 1.2%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.125%, 12/01/17	514
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	286
500	New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Series 1A, Rev., AMT, 5.000%, 12/01/19	572
2,550	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	2,724

		4,096

	Transportation — 0.7%
2,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.500%, 12/15/21	2,421

	Total New Jersey	8,084

	New Mexico — 0.8%
	Housing — 0.8%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
1,235	Series B-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	1,248
335	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 01/01/37	351
1,045	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 01/01/37	1,094

	Total New Mexico	2,693

	New York — 5.6%
	Certificate of Participation/Lease — 0.3%
1,000	New York State Dormitory Authority, Personal Education, Series C, Rev., 5.000%, 03/15/26	1,138

	Housing — 0.4%
1,150	New York State Mortgage Agency, 39th Series, Rev., 5.000%, 04/01/28	1,225

	Other Revenue — 3.1%
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., 5.000%, 11/15/29	3,467
	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Fund, 2nd Resolution,
2,500	Series A, Rev., 5.250%, 06/15/27	2,911
3,000	Series B, Rev., 5.000%, 06/15/28	3,503
1,000	Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, General Purpose, Series B, Rev., 5.000%, 11/15/29	1,151

		11,032

	Special Tax — 0.7%
2,000	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.250%, 02/15/24	2,355

	Transportation — 1.1%
3,145	Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Rev., 5.250%, 11/15/24	3,705

	Total New York	19,455

	North Carolina — 3.5%
	Education — 1.2%
2,300	Board of Governors of the University of North Carolina, Appalachian State/UNC Charlotte, Series B1, Rev., 5.250%, 10/01/23	2,690
1,355	University of North Carolina System, Series A, Rev., 5.250%, 10/01/23	1,579

		4,269

	Housing — 0.4%
170	Asheville Housing Authority, Multi-Family Housing, Battery Park Apartments, Series A, Rev., GNMA, 3.900%, 08/20/15	172
	North Carolina Housing Finance Agency, Home Ownership,
210	Series 26-A, Rev., AMT, 5.500%, 01/01/38	214
885	Series 30-A, Rev., AMT, 5.500%, 01/01/39	917

		1,303

	Other Revenue — 0.8%
1,000	County of Randolph, Limited Obligation, Series B, Rev., 5.000%, 10/01/26	1,205

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,250	Wake County, Hammond Road Detention Center, Rev., 5.000%, 06/01/24	1,448

		2,653

	Water & Sewer — 1.1%
3,330	City of Charlotte, Water & Sewer System, Rev., 5.250%, 07/01/22	3,951

	Total North Carolina	12,176

	North Dakota — 1.7%
	Housing — 0.4%
1,275	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series B, Rev., 5.000%, 07/01/28	1,365

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
2,000	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	2,135

	Other Revenue — 0.7%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
1,410	Series D, Rev., 4.500%, 01/01/29	1,495
1,045	Series F, Rev., AMT, 4.500%, 01/01/35	1,121

		2,616

	Total North Dakota	6,116

	Ohio — 2.1%
	General Obligation — 0.5%
1,500	Lakota Local School District, Unlimited Tax, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/25	1,889

	Housing — 0.5%
60	Cuyahoga County, Multi-Family Housing Mortgage, Carter Manor Apartments Project, Rev., AMT, GNMA, 4.000%, 09/20/14	60
10	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series B, Rev., AMT, GNMA COLL, 4.650%, 09/01/20	10
	Summit County Port Authority, Eastland Woods Project, Multi-Family Housing,
45	Series A, Rev., AMT, FHA, GNMA COLL, 4.000%, 12/20/14	45
580	Series A, Rev., AMT, FHA, GNMA COLL, 4.350%, 12/20/19	593
1,020	Series A, Rev., AMT, FHA, GNMA COLL, 4.750%, 12/20/26	1,041

		1,749

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
830	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	831
110	Cleveland-Cuyahoga County Port Authority, Council for Economic Opportunities Project, Series A, Rev., LOC: Fifth Third Bank, 6.250%, 05/15/16	110

		941

	Other Revenue — 0.8%
1,300	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	1,470
1,000	City of Columbus, Sewerage System, Series A, Rev., 5.000%, 06/01/23	1,138
60	Ohio Housing Finance Agency, Single Family Mortgage, Series 1, Rev., 5.000%, 11/01/28	65

		2,673

	Total Ohio	7,252

	Oklahoma — 0.8%
	Housing — 0.5%
91	IDK Partners III Trust, Mortgage Pass-Through Certificates, Series A, Rev., 5.100%, 08/01/23 (i)	91
	Oklahoma County Home Finance Authority, Single Family Mortgage-Backed Securities Program,
1,225	Series A, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.400%, 10/01/38	1,243
305	Series A-2, Rev., AMT, GNMA, 5.700%, 04/01/36	308

		1,642

	Other Revenue — 0.3%
1,125	Oklahoma Housing Finance Agency, Homeownership Loan Program, Single Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 4.375%, 09/01/27	1,199

	Total Oklahoma	2,841

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Oregon — 1.7%
	Housing — 1.0%
1,145	Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments, Series 8, Rev., VAR, 5.950%, 11/01/23	1,145
2,465	Oregon State Facilities Authority, Multi-Family Housing, Cascadian Terrace Apartments, Series A, Rev., VAR, LOC: Bank of the West, 5.100%, 11/01/17	2,472

		3,617

	Other Revenue — 0.7%
2,165	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	2,343

	Total Oregon	5,960

	Pennsylvania — 3.4%
	Education — 1.3%
4,000	University of Pittsburgh of the Commonwealth System of Higher Education, University Capital Project, Series B, Rev., 5.250%, 09/15/26	4,693

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
1,250	Bucks County Industrial Development Authority, Waste Management, Inc., Project, Rev., VAR, AMT, 1.375%, 02/01/17	1,250

	Other Revenue — 1.7%
	Allegheny County Airport Authority, Pittsburgh International Airport,
1,500	Series A-1, Rev., 5.000%, 01/01/22	1,685
600	Series A-1, Rev., 5.000%, 01/01/26	656
2,000	Philadelphia Redevelopment Authority, Neighborhood Transformation Initiative, Rev., 5.000%, 04/15/19	2,273
1,250	State Public School Building Authority, Philadelphia School District Project, Rev., 5.000%, 04/01/27	1,383

		5,997

	Total Pennsylvania	11,940

	Rhode Island — 0.8%
	Other Revenue — 0.8%
2,600	Rhode Island Economic Development Corp., Series B, Rev., 5.000%, 07/01/22	2,963

	South Carolina — 2.2%
	General Obligation — 1.9%
5,855	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/24	6,797

	Other Revenue — 0.3%
780	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	844

	Total South Carolina	7,641

	South Dakota — 0.3%
	Housing — 0.3%
920	South Dakota Housing Development Authority, Home Ownership Mortgage, Series E, Rev., AMT, 6.000%, 11/01/38	939

	Tennessee — 3.2%
	Housing — 0.9%
520	Tennessee Housing Development Agency, Home Ownership Program, Series 2007-1, Rev., AMT, 5.500%, 01/01/38	541
	Tennessee Housing Development Agency, Housing Finance Program,
1,515	Series A-1, Rev., 5.000%, 01/01/27	1,616
1,050	Series A-2, Rev., AMT, 4.200%, 07/01/25	1,112

		3,269

	Other Revenue — 0.6%
1,565	Tennessee Housing Development Agency, Home Ownership Program, Series 1C, Rev., AMT, 3.750%, 01/01/25	1,587
500	Tennessee Housing Development Agency, Residential Finance Program, Series 2B, Rev., 4.000%, 07/01/43	546

		2,133

	Transportation — 0.3%
1,000	Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.750%, 07/01/25	1,138

	Utility — 0.7%
2,000	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/21	2,284

	Water & Sewer — 0.7%
2,000	Nashville & Davidson County Metropolitan Government, Water & Sewer, Series A, Rev., AGM, 5.250%, 01/01/21	2,432

	Total Tennessee	11,256

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — 7.6%
	General Obligation — 2.1%
4,000	Fort Bend County, Limited Tax, GO, 5.250%, 03/01/28	4,517
2,500	Wichita Falls Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/01/25	2,773

		7,290

	Housing — 1.3%
1,165	Nortex Housing Finance Corp., Mortgage-Backed Securities Program, Single Family Housing, Series A, Rev., AMT, GNMA/FNMA/COLL, 5.500%, 07/01/38	1,210
240	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series D, Rev., AMT, 4.400%, 03/01/28	244
815	Texas State Affordable Housing Corp., Single Family Mortgage, Series C, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.300%, 10/01/39	842
2,012	Texas State Affordable Housing Corp., Single Family Mortgage, Professional Educators Home Loan Program, Series A, Rev., VAR, GNMA/FNMA/FHLMC COLL, 5.350%, 09/01/39	2,057
339	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC COLL, 5.350%, 12/01/39	355

		4,708

	Industrial Development Revenue/Pollution Control Revenue — 1.5%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project,
900	Rev., 4.700%, 05/01/18	986
4,000	Rev., 5.000%, 02/01/23	4,363

		5,349

	Other Revenue — 1.1%
1,360	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	1,472
2,000	Texas Transportation Commission, State Highway Improvement, First Tier, Rev., 5.000%, 04/01/26	2,230

		3,702

	Water & Sewer — 1.6%
5,000	Texas Water Development Board, State Revolving Fund, Sub Lien, Series B, Rev., 5.250%, 07/15/24	5,642

	Total Texas	26,691

	Utah — 1.5%
	Certificate of Participation/Lease — 0.4%
970	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/29	1,210

	Education — 1.1%
3,245	Utah State Board of Regents, Student Fee and Housing System, Rev., NATL-RE, 5.250%, 04/01/23	3,982

	Housing — 0.0% (g)
10	Utah State Housing Finance Agency, Single Family Mortgage, Series D-2, Rev., AMT, FHA/VA MTGS, 5.350%, 07/01/18	10

	Total Utah	5,202

	Vermont — 0.2%
	Other Revenue — 0.2%
730	Vermont Housing Finance Agency, Multiple Purpose, Series B, Rev., AMT, 4.125%, 11/01/42	752

	Virginia — 0.7%
	Other Revenue — 0.7%
2,050	Virginia Public Building Authority, Public Facilities, Series B, Rev., 5.250%, 08/01/21	2,376

	Washington — 0.6%
	Other Revenue — 0.6%
500	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	574
1,300	Port of Seattle, Series B, Rev., AMT, 5.000%, 09/01/25	1,474

	Total Washington	2,048

	West Virginia — 0.9%
	Other Revenue — 0.9%
2,690	West Virginia Economic Development Authority, Correctional Juvenile & Public Safety Facilities, Series A, Rev., 5.000%, 06/01/29	3,044

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Wisconsin — 2.1%
	Hospital — 1.4%
5,000	State of Wisconsin, Health & Education, Private Placement, Rev., VAR, 4.280%, 05/01/29 (i)	5,115

	Other Revenue — 0.7%
2,000	State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	2,355

	Total Wisconsin	7,470

	Total Municipal Bonds (Cost $310,925)	328,810

SHARES
Investment Company — 1.5%
389	Nuveen Premium Income Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.150%, 03/01/40 (Cost $5,430)	5,334

Short-Term Investment — 2.0%
	Investment Company — 2.0%
6,966	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $6,966)	6,966

	Total Investments — 97.4% (Cost $323,321)	341,110
	Other Assets in Excess of Liabilities — 2.6%	9,245

	NET ASSETS — 100.0%	$350,355

Percentages indicated are based on net assets.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACA	—	Insured by American Capital Access
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (‘SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Other Revenue	$—	$1,005	$—	$1,005
Alaska
Housing	—	385	—	385
Other Revenue	—	3,819	—	3,819

Total Alaska	—	4,204	—	4,204

Arizona
Certificate of Participation/Lease	—	2,984	—	2,984
Hospital	—	902	—	902
Housing	—	99	—	99
Water & Sewer	—	3,299	—	3,299

Total Arizona	—	7,284	—	7,284

Arkansas
Housing	—	309	—	309
Special Tax	—	108	—	108

Total Arkansas	—	417	—	417

California
General Obligation	—	1,153	—	1,153
Housing	—	1,848	—	1,848
Other Revenue	—	2,354	—	2,354

Total California	—	5,355	—	5,355

Colorado
Certificate of Participation/Lease	—	726	—	726
General Obligation	—	1,212	—	1,212
Hospital	—	2,554	—	2,554
Housing	—	1,384	—	1,384
Prerefunded	—	35	—	35

Total Colorado	—	5,911	—	5,911

Connecticut
Other Revenue	—	4,384	—	4,384
Delaware
Housing	—	880	—	880
District of Columbia
Other Revenue	—	3,032	—	3,032

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Transportation	$—	$4,620	$—	$4,620

Total District of Columbia	—	7,652	—	7,652

Florida
Certificate of Participation/Lease	—	4,745	—	4,745
Education	—	2,880	—	2,880
Housing	—	6,036	—	6,036
Other Revenue	—	8,294	—	8,294
Utility	—	6,024	—	6,024
Water & Sewer	—	6,284	—	6,284

Total Florida	—	34,263	—	34,263

Georgia
Certificate of Participation/Lease	—	6,029	—	6,029
General Obligation	—	6,063	—	6,063
Housing	—	877	—	877
Other Revenue	—	1,504	—	1,504

Total Georgia	—	14,473	—	14,473

Hawaii
General Obligation	—	5,130	—	5,130
Idaho
Housing	—	10	—	10
Illinois
Education	—	3,313	—	3,313
General Obligation	—	2,152	—	2,152
Housing	—	2,681	—	2,681
Other Revenue	—	3,728	—	3,728
Transportation	—	100	—	100

Total Illinois	—	11,974	—	11,974

Indiana
Hospital	—	2,171	—	2,171
Housing	—	178	—	178
Other Revenue	—	2,740	—	2,740
Water & Sewer	—	1,125	—	1,125

Total Indiana	—	6,214	—	6,214

Iowa
Housing	—	503	—	503
Kansas
Housing	—	569	—	569
Louisiana
Hospital	—	271	—	271
Housing	—	1,982	—	1,982
Other Revenue	—	3,816	—	3,816

Total Louisiana	—	6,069	—	6,069

Maine
Other Revenue	—	457	—	457
Maryland
Housing	—	610	—	610
Massachusetts
Education	—	3,362	—	3,362
General Obligation	—	3,079	—	3,079
Housing	—	1,061	—	1,061
Other Revenue	—	12,471	—	12,471

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Water & Sewer	$—	$6,305	$—	$6,305

Total Massachusetts	—	26,278	—	26,278

Michigan
General Obligation	—	1,111	—	1,111
Housing	—	2,069	—	2,069
Other Revenue	—	1,921	—	1,921
Water & Sewer	—	4,037	—	4,037

Total Michigan	—	9,138	—	9,138

Minnesota
Housing	—	3,276	—	3,276
Other Revenue	—	8,214	—	8,214

Total Minnesota	—	11,490	—	11,490

Mississippi
Housing	—	2,491	—	2,491
Other Revenue	—	1,335	—	1,335

Total Mississippi	—	3,826	—	3,826

Missouri
Housing	—	3,328	—	3,328
Transportation	—	2,328	—	2,328

Total Missouri	—	5,656	—	5,656

Montana
Housing	—	20	—	20
Nevada
Housing	—	176	—	176
Other Revenue	—	1,432	—	1,432

Total Nevada	—	1,608	—	1,608

New Hampshire
Education	—	4,466	—	4,466
Housing	—	907	—	907
Other Revenue	—	1,158	—	1,158

Total New Hampshire	—	6,531	—	6,531

New Jersey
Education	—	1,567	—	1,567
Other Revenue	—	4,096	—	4,096
Transportation	—	2,421	—	2,421

Total New Jersey	—	8,084	—	8,084

New Mexico
Housing	—	2,693	—	2,693
New York
Certificate of Participation/Lease	—	1,138	—	1,138
Housing	—	1,225	—	1,225
Other Revenue	—	11,032	—	11,032
Special Tax	—	2,355	—	2,355
Transportation	—	3,705	—	3,705

Total New York	—	19,455	—	19,455

North Carolina
Education	—	4,269	—	4,269
Housing	—	1,303	—	1,303
Other Revenue	—	2,653	—	2,653
Water & Sewer	—	3,951	—	3,951

Total North Carolina	—	12,176	—	12,176

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
North Dakota
Housing	$—	$1,365	$—	$1,365
Industrial Development Revenue/Pollution Control Revenue	—	2,135	—	2,135
Other Revenue	—	2,616	—	2,616

Total North Dakota	—	6,116	—	6,116

Ohio
General Obligation	—	1,889	—	1,889
Housing	—	1,749	—	1,749
Industrial Development Revenue/Pollution Control Revenue	—	941	—	941
Other Revenue	—	2,673	—	2,673

Total Ohio	—	7,252	—	7,252

Oklahoma
Housing	—	1,551	91	1,642
Other Revenue	—	1,199	—	1,199

Total Oklahoma	—	2,750	91	2,841

Oregon
Housing	—	3,617	—	3,617
Other Revenue	—	2,343	—	2,343

Total Oregon	—	5,960	—	5,960

Pennsylvania
Education	—	4,693	—	4,693
Industrial Development Revenue/Pollution Control Revenue	—	1,250	—	1,250
Other Revenue	—	5,997	—	5,997

Total Pennsylvania	—	11,940	—	11,940

Rhode Island
Other Revenue	—	2,963	—	2,963
South Carolina
General Obligation	—	6,797	—	6,797
Other Revenue	—	844	—	844

Total South Carolina	—	7,641	—	7,641

South Dakota
Housing	—	939	—	939
Tennessee
Housing	—	3,269	—	3,269
Other Revenue	—	2,133	—	2,133
Transportation	—	1,138	—	1,138
Utility	—	2,284	—	2,284
Water & Sewer	—	2,432	—	2,432

Total Tennessee	—	11,256	—	11,256

Texas
General Obligation	—	7,290	—	7,290
Housing	—	4,708	—	4,708
Industrial Development Revenue/Pollution Control Revenue	—	5,349	—	5,349
Other Revenue	—	3,702	—	3,702

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Water & Sewer	$—	$5,642	$—		$5,642

Total Texas	—	26,691	—		26,691

Utah
Certificate of Participation/Lease	—	1,210	—		1,210
Education	—	3,982	—		3,982
Housing	—	10	—		10

Total Utah	—	5,202	—		5,202

Vermont
Other Revenue	—	752	—		752
Virginia
Other Revenue	—	2,376	—		2,376
Washington
Other Revenue	—	2,048	—		2,048
West Virginia
Other Revenue	—	3,044	—		3,044
Wisconsin
Hospital	—	—	5,115		5,115
Other Revenue	—	2,355	—		2,355

Total Wisconsin	—	2,355	5,115		7,470

Total Municipal Bonds	—	323,604	5,206		328,810

Investment Company	5,334	—	—		5,334
Short-Term Investment
Investment Company	6,966	—	—		6,966

Total Investments in Securities	$12,300	$323,604	$5,206	*	$341,110

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2014, the value of these securities was approximately $5,206,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2014.

JPMorgan Municipal Income Fund

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/14
Investments in Securities
Oklahoma — Housing	$94	$—	$—	$—	$—	$(3)	$—	$—	$91
Wisconsin — Hospital	5,141	—	(26)	—	—	—	—	—	5,115

Total	$5,235	$—	$(26)	$—	$—	$(3)	$—	$—	$5,206

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(26,000).

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 3.4% (n)
	California — 0.7%
20,000	California Statewide Communities Development Authority, Series 2008-C, 0.150%, 02/02/15 (m)	20,000

	Florida — 0.8%
22,000	Gainesville Utility Systems, Series C, 0.160%, 08/12/14	22,000

	Massachusetts — 1.2%
34,000	Massachusetts Water Resources Authority, Series 1994, 0.140%, 08/12/14	34,000

	Nebraska — 0.7%
20,000	Lincoln Nebraska Electric, Series 1995, 0.110%, 08/20/14	20,000

	Total Commercial Paper (Cost $96,000)	96,000

Daily Demand Notes — 10.7%
	Florida — 1.4%
38,910	South Florida Water Management District, Series ROCS RR II R-12313, COP, VAR, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.090%, 06/02/14 (e)	38,910

	Iowa — 0.5%
14,540	City of Iowa, Rev., VRDO, LIQ: U.S. Bank N.A., 0.110%, 06/02/14	14,540

	Michigan — 1.1%
905	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLMC, 0.130%, 06/02/14	905
28,700	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.080%, 06/02/14	28,700
100	Regents of the University of Michigan, Series A, Rev., VRDO, 0.040%, 06/02/14	100

		29,705

	New Hampshire — 0.3%
8,005	New Hampshire Health & Educational Facilities Authority, University System, Series B, Rev., VRDO, 0.090%, 06/02/14	8,005

	New York — 5.0%
1,000	Long Island Power Authority, Electric System, Rev., VRDO, LOC: Bayerische Landesbank, 0.090%, 06/02/14	1,000
25,620	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.090%, 06/02/14	25,620
55,000	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 0.090%, 06/02/14	55,000
36,900	New York State Housing Finance Agency, 505 West 37th Street Housing, Series A, Rev., VRDO, LOC: Deutsche Bank A.G., 0.110%, 06/02/14	36,900
	New York State Mortgage Agency, Homeowner Mortgage,
17,150	Series 135, Rev., VRDO, AMT, 0.090%, 06/02/14	17,150
2,170	Series 142, Rev., VRDO, 0.080%, 06/02/14	2,170

		137,840

	Oklahoma — 0.0% (g)
540	Oklahoma State Capital Improvement Authority, Higher Education, Series D2, Rev., VRDO, LIQ: Bank of America N.A., 0.090%, 06/02/14	540

	Tennessee — 2.0%
	Clarksville Public Building Authority,
8,700	Rev., VRDO, LOC: Bank of America N.A., 0.090%, 06/02/14	8,700
9,370	Rev., VRDO, LOC: Bank of America N.A., 0.090%, 06/02/14	9,370
38,790	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 06/02/14	38,790

		56,860

	Wyoming — 0.4%
10,360	Uinta County, Pollution Control, Chevron USA, Inc. Project, Series 1993, Rev., VRDO, 0.060%, 06/02/14	10,360

	Total Daily Demand Notes (Cost $296,760)	296,760

Monthly Demand Note — 0.4%
	Virginia — 0.4%
10,000	Suffolk EDA, Hospital Facilities, EAGLE, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 06/09/14 (e) (Cost $10,000)	10,000

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 12.6%
	Georgia — 3.1%
85,700	County of DeKalb, GO, TAN, 1.000%, 12/31/14	86,102

	Kentucky — 0.6%
15,500	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System, Rev., BAN, 2.000%, 11/26/14	15,622

	New Jersey — 6.8%
7,506	County of Bergen, Borough of Bergenfield, GO, BAN, 1.000%, 06/27/14 (w)	7,510
9,280	County of Cumberland, GO, BAN, 1.250%, 07/16/14	9,288
7,756	County of Gloucester, Borough of Glassboro, Series A, GO, BAN, 2.000%, 01/15/15	7,827
12,804	County of Middlesex, City of New Brunswick, GO, BAN, 1.500%, 06/20/14	12,810
10,885	County of Ocean, Township of Brick, Series B, GO, BAN, 1.500%, 09/26/14	10,919
11,190	State of New Jersey, County of Salem, GO, BAN, 1.500%, 06/27/14	11,199
130,000	State of New Jersey, Fiscal Year 2014, Series C, Rev., TRAN, 2.000%, 06/26/14	130,147

		189,700

	New York — 0.9%
10,000	Counties of Steuben, Schuyler, & Chemung, Corning City School District, Series C, GO, BAN, 1.250%, 06/26/14	10,006
15,129	County & City of Schenectady City School District, Series B, GO, BAN, 1.500%, 07/03/14	15,140

		25,146

	Ohio — 1.2%
17,000	City of Marysville, Wastewater Treatment System, Limited Tax, GO, BAN, 1.250%, 05/28/15	17,151
16,300	County of Montgomery, Dayton City School District, School Facilities Construction & Improvement, Series B, GO, 1.250%, 10/15/14	16,357

		33,508

	Total Municipal Bonds (Cost $350,078)	350,078

Quarterly Demand Note — 1.6%
45,000	Jefferson County Industrial Development Corp., Hurricane Ike Disaster Area, Jefferson Refinery, L.L.C. Project, Rev., VAR, LIQ: Branch Banking & Trust, 0.600%, 07/15/14 (Cost $45,000)	45,000

Semi-Annual Demand Notes — 1.9%
	North Carolina — 0.7%
20,155	North Carolina Housing Finance Agency, MERLOTS, Series B-12, Rev., VRDO, 0.180%, 08/13/14 (e)	20,155

	Virginia — 1.2%
	Virginia Housing Development Authority, MERLOTS,
19,995	Series B-18, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.170%, 09/17/14 (e)	19,995
12,750	Series C-42, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.170%, 09/24/14 (e)	12,750

		32,745

	Total Semi-Annual Demand Notes (Cost $52,900)	52,900

Weekly Demand Notes — 62.7%
	Alabama — 0.4%
10,890	Birmingham Waterworks & Sewer Board, Series ROCS-RR-II-R-10412, Class R, Rev., VAR, BHAC-CR, FSA, 0.090%, 06/09/14 (e)	10,890

	Alaska — 0.6%
16,275	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-507, Rev., VRDO, FGIC, LIQ: Deutsche Bank A.G., 0.110%, 06/09/14 (e)	16,275

	Arkansas — 0.5%
15,000	Arkansas Development Finance Authority, Solid Waste Disposal, Waste Management of Arkansas, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 06/09/14	15,000

	California — 3.6%
17,900	California Housing Finance Agency, Series 3206, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.290%, 06/09/14 (e)	17,900

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
15,000	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.090%, 06/09/14	15,000
30,265	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VAR, LIQ: FHLMC, 0.640%, 06/09/14	30,265
	Wells Fargo Stage Trust, Various States,
15,750	Series 15C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.120%, 06/09/14 (e)	15,750
19,750	Series 1C, GO, VRDO, LIQ: Wells Fargo & Co., 0.090%, 06/09/14 (e)	19,750

		98,665

	Colorado — 4.2%
	City & County of Denver, Airport Sytem,
6,700	Series C, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.100%, 06/09/14	6,700
20,200	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.100%, 06/09/14	20,200
	Deutsche Bank Spears/Lifers Trust, Various States,
18,100	Series DB-467, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank A.G., 0.090%, 06/09/14 (e)	18,100
19,805	Series DBE-510, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank A.G., 0.090%, 06/09/14 (e)	19,805
21,165	Series DBE-647, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank A.G., 0.090%, 06/09/14 (e)	21,165
13,300	Series DBE-1129X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.130%, 06/09/14 (e) (w)	13,300
17,600	RBC Municipal Products, Inc. Trust, Various States, Series C-11, GO, VRDO, LOC: Royal Bank of Canada, 0.130%, 06/09/14 (e)	17,600

		116,870

	Connecticut — 1.6%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
15,650	Series D, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.070%, 06/09/14	15,650
30,000	Series D, Subseries D-3, Rev., VRDO, AMT, LIQ: Bank of Tokyo- Mitsubishi UFJ Ltd., 0.080%, 06/09/14	30,000

		45,650

	Delaware — 2.0%
32,080	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.060%, 06/09/14	32,080
1,265	Delaware State Housing Authority, MERLOTS, Series C66, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.370%, 06/09/14 (e)	1,265
22,290	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 0.640%, 06/09/14	22,290

		55,635

	District of Columbia — 1.2%
25,960	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1006, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.110%, 06/09/14 (e)	25,960
7,500	RIB Floater Trust, Various States, Series 8WX, Rev., VRDO, LIQ: Barclays Bank plc, 0.090%, 06/09/14 (e)	7,500

		33,460

	Florida — 3.0%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.110%, 06/09/14	17,800
24,866	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank A.G., 0.090%, 06/09/14 (e)	24,866
15,350	Florida Housing Finance Corp., Multi- Family Mortgage, Boynton Bay Apartments, Series I, Rev., VRDO, LOC: Citibank N.A., 0.090%, 06/09/14	15,350
13,460	Orlando Utilities Commission, Utilities System, Series A, Rev., VRDO, 0.170%, 06/09/14 (i)	13,460
11,270	Sumter County IDA, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/09/14	11,270

		82,746

	Georgia — 1.3%
15,000	Bartow County Development Authority, Pollution Control, Georgia Power Co. Plant Bowen Project, Rev., VRDO, 0.130%, 06/09/14	15,000
14,340	Fulton County Development Authority, Airport Facility, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 0.060%, 06/09/14	14,340

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Georgia — continued
7,900	Georgia Municipal Electric Authority, Series SGC-32, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.080%, 06/09/14 (e)	7,900

		37,240

	Illinois — 5.9%
7,300	County of Will, Solid Waste Disposal, BASF Corp. Project, Rev., VRDO, 0.220%, 06/09/14	7,300
	Deutsche Bank Spears/Lifers Trust, Various States,
15,045	Series DBE-660, Rev., VAR, NATL-RE, LIQ: Deutsche Bank A.G., 0.190%, 06/09/14 (e)	15,045
31,420	Series DBE-1017, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.110%, 06/09/14 (e)	31,420
87,465	Illinois State Toll Highway Authority, Toll Highway, Series A-1B, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.070%, 06/09/14	87,465
17,995	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.230%, 06/09/14 (e)	17,995
4,000	Regional Transportation Authority, Series SGC-45, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.080%, 06/09/14 (e)	4,000

		163,225

	Indiana — 0.2%
4,100	Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 06/09/14	4,100

	Iowa — 0.7%
	Iowa Finance Authority, Multi-Family Housing,
10,620	Series A, Rev., VRDO, AMT, LIQ: Wells Fargo Bank N.A., 0.070%, 06/09/14	10,620
8,645	Series B, Rev., VRDO, AMT, LIQ: Wells Fargo Bank N.A., 0.070%, 06/09/14	8,645

		19,265

	Kentucky — 1.3%
10,100	County of Carroll, Solid Waste Disposal, Colotex Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.100%, 06/09/14	10,100
17,900	Kenton County Airport Board, Special Facilities, FlightSafety International, Inc. Project, Series A, Rev., VRDO, 0.060%, 06/09/14	17,900
7,775	Kentucky Housing Corp., Series F, Rev., VRDO, AMT, 0.070%, 06/09/14	7,775

		35,775

	Louisiana — 0.2%
4,600	Parish of Ascension, BASF Corp. Project, Rev., VRDO, 0.220%, 06/09/14	4,600

	Maine — 1.0%
	Maine State Housing Authority,
10,300	Series D-3, Rev., VRDO, AMT, LIQ: State Street B&T Co., 0.070%, 06/09/14	10,300
17,485	Series G, Rev., VRDO, AMT, LIQ: State Street B&T Co., 0.070%, 06/09/14	17,485

		27,785

	Maryland — 0.8%
7,925	Austin Trust, Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.160%, 06/09/14 (e)	7,925
15,280	Wells Fargo Stage Trust, Various States, Series 32C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.120%, 06/09/14 (e)	15,280

		23,205

	Massachusetts — 0.4%
11,165	Massachusetts State Municipal Securities Trust Receipts, Series SGC-51, Class A, GO, VRDO, AMBAC, LIQ: Societe Generale, 0.080%, 06/09/14 (e)	11,165

	Michigan — 5.3%
	Detroit City School District,
2,575	Series 2008-3313, GO, VRDO, AGM, Q-SBLF, LIQ: Credit Suisse, 0.310%, 06/09/14 (e)	2,575
12,000	Series 3308, GO, VRDO, AGM, Q- SBLF, LIQ: Credit Suisse, 0.310%, 06/09/14 (e)	12,000
5,815	Series ROCS-RR-II-R-11784, GO, VRDO, AGM, Q-SBLF, LIQ: Citibank N.A., 0.210%, 06/09/14 (e)	5,815
30,280	Eclipse Funding Trust, Solar Eclipse, Series 2006-0001, GO, VAR, AGM, Q-SBLF, LOC: U.S. Bank N.A., 0.110%, 06/09/14 (e)	30,280

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Michigan — continued
2,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, Rev., VRDO, 0.120%, 06/09/14 (i)	2,000
7,130	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, 0.070%, 06/09/14	7,130
	Michigan State Housing Development Authority, Single-Family Mortgage,
21,700	Series D-1, Rev., VRDO, AMT, 0.070%, 06/09/14	21,700
4,000	Series E, Rev., VRDO, AMT, 0.070%, 06/09/14	4,000
2,365	Michigan Strategic Fund, Wedgwood Christian Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 06/09/14	2,365
	RBC Municipal Products, Inc. Trust, Various States,
20,580	Series L-26, Rev., VRDO, LOC: Royal Bank of Canada, 0.100%, 06/09/14 (e)	20,580
20,200	Series L-29, Rev., VRDO, LOC: Royal Bank of Canada, 0.100%, 06/09/14 (e)	20,200
20,000	Series L-30, Rev., VRDO, LOC: Royal Bank of Canada, 0.100%, 06/09/14 (e)	20,000

		148,645

	Missouri — 1.4%
	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care,
20,000	Series B, Rev., VRDO, 0.200%, 06/09/14 (i)	20,000
20,000	Series C, Rev., VRDO, 0.200%, 06/09/14 (i)	20,000

		40,000

	New Jersey — 0.2%
6,550	New Jersey EDA, Accurate Box Co., Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.160%, 06/09/14	6,550

	New York — 2.5%
10,000	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-1200, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.110%, 06/09/14 (e)	10,000
14,405	Eagle Tax-Exempt Trust, Series 2008-0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.110%, 06/09/14 (e)	14,405
20,000	New York City Housing Development Corp., Multi-Family Mortgage, Related-Upper East, Series A, Rev., VRDO, AMT, LOC: Landesbank Baden- Wuerttemberg, 0.100%, 06/09/14	20,000
2,746	New York Convention Center Development Corp., Series 2364, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Morgan Stanley Bank, 0.080%, 06/09/14 (e)	2,746
22,400	New York State Mortgage Agency, Homeowner Mortgage, Series 129, Rev., VRDO, AMT, 0.080%, 06/09/14	22,400

		69,551

	North Carolina — 1.6%
10,680	City of Raleigh, Rev., VRDO, 0.160%, 06/09/14 (i)	10,680
6,935	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Industrial Development, Ferguson Supply & Box Mfg. Co. & Fergie-Burgess, LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 06/09/14	6,935
5,000	North Carolina Capital Facilities Finance Agency, Educational Facilities, Series 3070X, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.080%, 06/09/14 (e)	5,000
12,000	North Carolina Medical Care Commission, Hospital, Cone Health, Series B, Rev., VRDO, 0.180%, 06/09/14 (i)	12,000
9,800	Person County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc., Rev., VRDO, LOC: Credit Industrial E.T., 0.070%, 06/09/14	9,800

		44,415

	North Dakota — 0.7%
11,335	North Dakota State Housing Finance Agency, Home Mortgage Finance Program, Series A, Class A, Rev., VRDO, 0.070%, 06/09/14	11,335
9,200	North Dakota State Housing Finance Agency, Housing & Home Mortgage Finance Programs, Series A, Rev., VRDO, 0.090%, 06/09/14	9,200

		20,535

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Ohio — 2.8%
525	City of Monroe, Corridor 75 Park Ltd. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.060%, 06/09/14	525
740	County of Franklin, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 06/09/14	740
8,795	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M015, Class A, Rev., VRDO, LIQ: FHLMC, 0.100%, 06/09/14	8,795
	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program,
800	Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: FHLB, 0.070%, 06/09/14	800
31,835	Series F, Rev., VRDO, AMT, GNMA/FNMA/COLL, LIQ: Wells Fargo Bank N.A., 0.090%, 06/09/14	31,835
32,215	Series I, Rev., VRDO, AMT, GNMA/FNMA/COLL, LIQ: Wells Fargo Bank N.A., 0.090%, 06/09/14	32,215
105	Series J, Rev., VRDO, AMT, LIQ: State Street B&T Co., 0.080%, 06/09/14	105
1,950	Toledo-Lucas County Port Authority, Airport Development, FlightSafety International, Inc. Obligor, Series 1, Rev., VRDO, 0.060%, 06/09/14	1,950
1,230	Wells Fargo Stage Trust, Various States, Series 56C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.090%, 06/09/14 (e)	1,230

		78,195

	Oregon — 0.6%
17,300	State of Oregon Economic Development, Georgia-Pacific Corp. 1998 Project, Series 187, Rev.,VRDO, LOC: U.S. Bank N.A., 0.060%, 06/09/14	17,300

	Pennsylvania — 1.3%
12,615	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev., VRDO, LOC: Manufacturers & Traders Trust Co., 0.130%, 06/09/14	12,615
14,165	Delaware Valley Regional Financial Authority, Series SGC-63, Class A, Rev., VRDO, LIQ: Societe Generale, 0.070%, 06/09/14 (e)	14,165
10,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 2004- 85B, Rev., VRDO, AMT, 0.080%, 06/09/14	10,000

		36,780

	South Carolina — 0.2%
5,700	County of Cherokee, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 06/09/14	5,700

	South Dakota — 0.7%
18,700	South Dakota Housing Development Authority, Home Ownership Mortgage, Series G, Rev., VRDO, 0.080%, 06/09/14	18,700

	Tennessee — 2.2%
	County of Shelby, Public Improvement & School,
24,130	Series B, GO, VRDO, 0.060%, 06/09/14	24,130
18,000	Series B, GO, VRDO, 0.060%, 06/09/14	18,000
9,000	Jackson Industrial Development Board, Industrial Development, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.090%, 06/09/14	9,000
11,170	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Multi-Family Housing, The Retreat at Dry Creek Farms Apartments Project, Rev., VRDO, LOC: Citibank N.A., 0.090%, 06/09/14	11,170

		62,300

	Texas — 5.9%
5,200	Brazoria County Brazos River Harbor Navigation District, BASF Corp. Project, Rev., VRDO, 0.220%, 06/09/14	5,200
13,695	County of Harris, Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.080%, 06/09/14	13,695
	Deutsche Bank Spears/Lifers Trust, Various States,
37,780	Series DBE-1015, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.110%, 06/09/14 (e)	37,780
11,250	Series DBE-1182, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.130%, 06/09/14 (e)	11,250
13,615	Montgomery Country Housing Finance Corp., Multi-Family Housing, Park at Woodline Townhomes, Rev., VRDO, LOC: Citibank N.A., 0.090%, 06/09/14	13,615

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Texas — continued
10,950	North Texas Tollway Authority, Series ROCS-RR-II-R-11947, Rev., VAR, LIQ: Citibank N.A., 0.090%, 06/09/14 (e)	10,950
7,560	State of Texas, Veteran’s Housing Assistance Program, GO, VRDO, 0.070%, 06/09/14	7,560
11,380	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, LOC: FHLMC, 0.120%, 06/09/14	11,380
12,500	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Baylor Health Care System Project, Series B, Rev., VAR, 0.190%, 06/09/14 (i)	12,500
25,000	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, 0.080%, 06/09/14	25,000
2,950	Texas Department of Housing and Community Affairs, Multi-Family Housing, Terraces at Cibolo, Rev., VRDO, LOC: Citibank N.A., 0.090%, 06/09/14	2,950
12,000	Texas State Municipal Securities Trust Receipts, Series SGC-9, Class A, GO, VRDO, LIQ: Societe Generale, 0.080%, 06/09/14	12,000

		163,880

	Utah — 0.6%
	Utah Housing Corp., Single Family Mortgage,
3,945	Series A-2, Rev., VRDO, 0.090%, 06/09/14	3,945
1,920	Series B, Rev., VRDO, 0.090%, 06/09/14	1,920
7,180	Series C-2, Rev., VRDO, FHA, 0.090%, 06/09/14	7,180
2,225	Series D-2, Rev., VRDO, LIQ: Barclays Bank plc, 0.090%, 06/09/14	2,225

		15,270

	Virginia — 4.6%
25,000	Capital Beltway Funding Corp. of Virginia, Series 2008-D, Rev., VRDO, LOC: Bank of Nova Scotia, 0.060%, 06/09/14	25,000
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
47,990	Series M017, Class A, Rev., VRDO, LIQ: FHLMC, 0.110%, 06/09/14	47,990
17,345	Series M023, Class A, Rev., VRDO, LIQ: FHLMC, 0.080%, 06/09/14	17,345
17,595	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.080%, 06/09/14	17,595
	Norfolk City EDA, Hospital Facilities, Sentra Healthcare,
10,800	Series B, Rev., VRDO, 0.180%, 06/09/14 (i)	10,800
9,165	Series C, Rev., VRDO, 0.180%, 06/09/14 (i)	9,165

		127,895

	Washington — 1.1%
20,000	Washington Health Care Facilities Authority, Catholic Health Initiatives, Series B-1, Rev., VRDO, 0.210%, 06/09/14 (i)	20,000
9,985	Washington State Housing Finance Commission, Multi-Family Housing, Barkley Ridge Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.090%, 06/09/14	9,985

		29,985

	Wisconsin — 2.1%
16,795	Wells Fargo Stage Trust, Various States, Series 2C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.120%, 06/09/14 (e)	16,795
	Wisconsin Housing & EDA, Home Ownership,
32,870	Series A, Rev., VRDO, LIQ: BMO Harris Bank N.A., 0.090%, 06/09/14	32,870
7,940	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.120%, 06/09/14	7,940

		57,605

	Total Weekly Demand Notes (Cost $1,744,857)	1,744,857

SHARES
Variable Rate Demand Preferred Shares — 6.3%
15,000	BlackRock MuniYield Quality Fund, Inc., LIQ: Bank of America N.A., 0.150%, 06/09/14 (e) # (e)	15,000
22,000	Nuveen AMT-Free Municipal Income Fund, LIQ: Citibank N.A., 0.140%, 06/09/14 (e) # (e)	22,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.140%, 06/09/14 # (e)	10,000
5,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.130%, 06/09/14 (e) # (e)	5,000
6,200	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.150%, 06/09/14 (e) # (e)	6,200

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — continued
20,000	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: Deutsche Bank Trust Company Americas, 0.180%, 06/09/14 (e) # (e)	20,000
14,600	Nuveen New Jersey Premium Income Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.140%, 06/09/14 # (e)	14,600
8,600	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.120%, 06/09/14 # (e)	8,600
5,500	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.150%, 06/09/14 (e) # (e)	5,500
19,000	Nuveen Pennsylvania Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.160%, 06/09/14 # (e)	19,000
50,000	Nuveen Premium Income Municipal Fund II, Inc., LIQ: Barclays Bank plc, 0.150%, 06/09/14 (e) # (e)	50,000

	Total Variable Rate Demand Preferred Shares (Cost $175,900)	175,900

	Total Investments — 99.6% (Cost $2,771,495)*	2,771,495
	Other Assets in Excess of Liabilities — 0.4%	9,771

	NET ASSETS — 100.0%	$2,781,266

Percentages indicated are based on net assets.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TAN	—	Tax Anticipation Note
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2014.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	When-issued security.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,771,495	$—	$2,771,495

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.1% (t)
	California — 0.7%
	General Obligation — 0.7%
1,500	Napa Valley Community College District, Napa & Sonoma Counties, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/20	1,234

	Florida — 0.6%
	Transportation — 0.6%
1,000	Miami-Dade County, Aviation, Series B, Rev., AMT, AGM-CR, XLCA, 5.000%, 10/01/19	1,059

	Hawaii — 0.9%
	Water & Sewer — 0.9%
1,500	Honolulu City & County Board of Water Supply, Water System, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/19	1,628

	Illinois — 2.1%
	Special Tax — 1.2%
2,000	Chicago Park District, Unlimited Tax, Series D, GO, NATL-RE, FGIC, 5.000%, 01/01/21	2,115

	Water & Sewer — 0.9%
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.000%, 11/01/20	1,653

	Total Illinois	3,768

	Kansas — 0.8%
	Prerefunded — 0.8%
1,390	Saline County, Single Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	1,384

	Louisiana — 0.9%
	Prerefunded — 0.9%
1,685	Jefferson Parish Finance Authority, Single Family Mortgage, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,645

	New York — 0.6%
	General Obligation — 0.6%
985	City of New York, Unrefunded Balance, Series E, GO, AGM, 5.000%, 11/01/17	1,004

	Ohio — 87.6%
	Certificate of Participation/Lease — 3.8%
	Ohio State Building Authority, State Facilities, Administrative Building Fund Projects,
1,835	Series A, Rev., 5.000%, 10/01/24	2,112
1,000	Series B, Rev., 5.000%, 10/01/23	1,166
1,220	Series B, Rev., 5.000%, 10/01/24	1,416
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue System Project, COP, 5.000%, 09/01/18	2,081

		6,775

	Education — 4.2%
1,405	Delaware & Franklin Counties, Olentangy Local School District, School Facilities Construction & Improvement, Unlimited Tax, GO, 5.000%, 12/01/22	1,604
1,400	Stark & Portage Counties, Lake Local School District, School Improvement, GO, AGM, 5.000%, 12/01/19	1,465
1,650	State of Ohio, Higher Educational Facility, Case Western Reserve University 2006 Project, Rev., NATL-RE, 5.250%, 12/01/19	1,981
2,185	State of Ohio, Higher Educational Facility, Otterbein College 2008 Project, Series A, Rev., 5.500%, 12/01/23	2,440

		7,490

	General Obligation — 28.7%
1,530	Beavercreek City School District, Counties of Greene & Montgomery, School Improvement, Unlimited Tax, GO, 5.000%, 12/01/23	1,773
	Central Ohio Solid Waste Authority, Solid Waste Facilities Improvement, Limited Tax,
1,170	GO, 5.000%, 12/01/26	1,366
1,610	GO, 5.000%, 12/01/29	1,851
	City of Avon,
1,000	Series B, GO, 5.000%, 12/01/24	1,152
1,000	Series B, GO, 5.000%, 12/01/25	1,148
1,500	City of Cincinnati, Unlimited Tax, Various Purpose, Series C, GO, 5.000%, 12/01/18	1,677
2,200	City of Cleveland, Various Purpose, Series A, GO, AGC, 5.000%, 12/01/22	2,451
1,500	City of Columbus, Limited Tax, Various Purpose, Series B, GO, 5.000%, 08/15/28	1,784
1,500	City of Columbus, Unlimited Tax, Various Purpose, Series A, GO, 5.000%, 07/01/25	1,759
	City of Strongsville, Limited Tax, Various Purpose,
1,000	GO, 5.000%, 12/01/24	1,115

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,000	GO, 5.000%, 12/01/25	1,110
2,500	County of Butler, Lakota Local School District, Unlimited Tax, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,126
	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement, Unlimited Tax,
1,000	GO, NATL-RE, FGIC, 5.250%, 12/01/20	1,208
3,000	GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,692
1,800	GO, NATL-RE, FGIC, 5.250%, 12/01/25	2,230
1,000	Franklin & Licking Counties, New Albany Plain Local School District, Various Purpose, Unlimited Tax, GO, 5.000%, 12/01/25	1,148
1,775	Franklin County, Columbus City School District, Capital Appreciation, School Facilities Construction & Improvement, Series B, GO, Zero Coupon, 12/01/18	1,648
1,000	Franklin County, Columbus City School District, School Facilities Construction & Improvement, GO, 5.000%, 12/01/24	1,163
1,000	Franklin, Delaware & Union Counties, Dublin City School District, Capital Appreciation, Unlimited Tax, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	993
1,000	Franklin, Delaware & Union Counties, Dublin City School District, School Facilities Construction & Improvement, Unlimited Tax, GO, 5.000%, 12/01/24	1,166
2,450	Lakewood City School District, Capital Appreciation, GO, AGM, Zero Coupon, 12/01/17	2,349
770	Licking & Fairfield Counties, Southwest Licking Local School District, School Facilities Construction & Improvement, Unlimited Tax, GO, NATL-RE, FGIC, 5.750%, 12/01/14	790
1,430	Marysville Exempt Village School District, School Improvement, Unlimited Taxes, GO, AGM, 5.000%, 12/01/21	1,529
1,500	State of Ohio, Common Schools, Series B, GO, 5.000%, 09/15/26	1,767
2,720	State of Ohio, Conservation Projects, Series A, GO, 5.000%, 09/01/16	3,002
1,750	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 09/01/23	2,016
1,380	Sylvania City School District, School Improvement, Unlimited Tax, GO, AGC, 5.000%, 12/01/23	1,534
1,000	Toledo City School District, School Facilities Improvement, Unlimited Tax, GO, 5.000%, 12/01/23	1,170
1,120	Warren County, Lebanon City School District, School Facilities Construction & Improvement, Series A, GO, AGM, 5.000%, 12/01/21	1,172
1,905	Westlake City School District, Capital Appreciation, School Improvement, Unlimited Tax, Series B, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,889

		50,778

	Hospital — 4.7%
2,500	County of Richland, Hospital Facilities, Medcentral Health System Obligated Group, Rev., 5.125%, 11/15/21	2,646
	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group,
2,000	Series A, Rev., 5.000%, 01/01/26	2,210
1,500	Series B, Rev., 5.000%, 01/01/25	1,682
	State of Ohio, University Hospital Health System, Inc.,
550	Series A, Rev., 5.000%, 01/15/24	609
1,000	Series A, Rev., 5.250%, 01/15/23	1,128

		8,275

	Housing — 3.8%
120	County of Cuyahoga, Multi-Family Housing Mortgage, Clifton Plaza Apartments Project, Rev., GNMA COLL, 4.150%, 06/20/15 (p)	122
730	County of Cuyahoga, Multi-Family Housing, Allerton Apartments Project, Series A, Rev., FHA, GNMA COLL, 4.900%, 08/20/22	778
165	County of Montgomery, Multi-Family Housing, Chevy Chase Apartments, Rev., FHLMC, 4.600%, 11/01/15	169
265	County of Trumbull, Multi-Family Housing, Royal Mall Apartments Project, Series A, Rev., FHA/GNMA, 4.800%, 05/20/17	277
	Ohio Housing Finance Agency,
1,000	Series A, Rev., AGM, 5.000%, 04/01/22	1,106
500	Series A, Rev., AGM, 5.000%, 04/01/27	548

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
1,390	Ohio Housing Finance Agency, Multi-Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.850%, 05/20/21	1,466
235	Ohio Housing Finance Agency, Multi-Family Housing, Warren Heights, Series C, Rev., AMT, GNMA COLL, FHA, 4.500%, 11/20/17	237
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program,
345	Series A, Rev., AMT, GNMA COLL, LIQ: Citibank N.A., 4.300%, 03/01/16	357
55	Series F, Rev., GNMA/FNMA/FHLMC, 4.250%, 09/01/16	55
685	Series J, Rev., GNMA/FNMA/FHLMC, 5.900%, 09/01/23	711
915	Summit County Port Authority, Multi-Family Housing, Callis Tower Apartments Project, Rev., GNMA COLL, FHA, 4.500%, 09/20/17	937

		6,763

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
465	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	465

	Other Revenue — 20.6%
2,500	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/15	2,590
	City of Cleveland, Parking Facilities,
930	Rev., AGM, 5.250%, 09/15/21	1,084
440	Rev., AGM, 5.250%, 09/15/21 (p)	545
1,000	City of Toledo, Water System, Series A, Rev., 5.000%, 11/15/25	1,145
1,310	County of Cuyahoga, Economic Development, Shaker Square Project, Series D, Rev., 5.000%, 12/01/25	1,454
1,000	County of Franklin, Hospital Facilities, OhioHealth Corp., Rev., 5.000%, 05/15/27	1,144
1,000	County of Hamilton, Series A, Rev., AMBAC, 5.000%, 12/01/18	1,107
1,285	Cuyahoga Community College District, General Receipts, Series D, Rev., 5.000%, 08/01/27	1,457
1,000	Franklin County, Convention Facilities Authority, Tax & Lease Anticipation Bonds, Rev., 5.000%, 12/01/22	1,127
300	Miami University, General Receipts, Rev., 5.000%, 09/01/19	355
1,745	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Series A, Rev., 5.000%, 10/01/22	2,022
2,000	Ohio State Turnpike Commission, Series A, Rev., 5.250%, 02/15/27	2,498
	Ohio State University, General Receipts,
85	Series D, Rev., 5.000%, 12/01/26 (p)	108
85	Series D, Rev., 5.000%, 12/01/27 (p)	108
500	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.000%, 06/01/28	585
	Ohio State University, General Receipts, Unrefunded Balance,
1,915	Series D, Rev., 5.000%, 12/01/26	2,384
1,915	Series D, Rev., 5.000%, 12/01/27	2,389
	RiverSouth Authority, RiverSouth Area Redevelopment,
2,550	Series A, Rev., 5.000%, 12/01/17	2,732
1,235	Series A, Rev., 5.000%, 12/01/21	1,449
2,000	State of Ohio, Cultural & Sports Capital Appreciation Facilities, Series A, Rev., 5.250%, 10/01/20	2,379
2,000	State of Ohio, Higher Educational Facility, University of Dayton 2013 Project, Rev., 5.000%, 12/01/28	2,255
1,235	State of Ohio, Parks & Recreation Capital Facilities, Series II-A, Rev., 5.000%, 12/01/20	1,467
	State of Ohio, University Hospital Health System, Inc.,
1,500	Series A, Rev., 5.000%, 01/15/20	1,735
1,000	Series A, Rev., 5.000%, 01/15/28	1,118
1,000	Wright State University, General Receipts, Series A, Rev., 5.000%, 05/01/26	1,126

		36,363

	Prerefunded — 3.6%
115	Central Ohio Solid Waste Authority, Solid Waste Facilities Improvement, Limited Tax, GO, 5.000%, 06/01/22 (p)	141
2,000	Delaware & Franklin Counties, Olentangy Local School District, Various Purpose, Unlimited Tax, GO, AGM, 5.000%, 06/01/16 (p)	2,188

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
1,000	Franklin, Delaware & Union Counties, Dublin City School District, School Facilities Construction & Improvement, Unlimited Tax, GO, NATL-RE, 5.000%, 06/01/16 (p)	1,094
2,500	State of Ohio, Revitalization Project, Series A, Rev., 5.000%, 04/01/18 (p)	2,889

		6,312

	Private Placement — 0.1%
143	City of Columbus, Clintonville II Street Light Assessment, Private Placement, GO, 4.400%, 09/01/15	145

	Special Tax — 0.8%
1,240	City of Cleveland, Various Purpose, GO, 5.000%, 12/01/26	1,448

	Transportation — 6.9%
	City of Cleveland, Airport System,
2,000	Series A, Rev., AGM-CR, AMBAC, 5.250%, 01/01/20	2,324
1,000	Series C, Rev., AGC, 5.000%, 01/01/16	1,070
1,500	Series C, Rev., AGM, 5.000%, 01/01/19	1,626
2,000	Columbus Regional Airport Authority, Rev., NATL-RE, 5.000%, 01/01/19	2,170
	Ohio State Turnpike Commission,
2,000	Series A, Rev., 5.000%, 02/15/22	2,249
1,185	Series A, Rev., 5.000%, 02/15/23	1,321
1,250	State of Ohio, Major New State Infrastructure Project, Series 2007-1, Rev., AGM, 5.000%, 06/15/17	1,407

		12,167

	Utility — 3.3%
1,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project, Series A, Rev., AGC, 5.000%, 02/15/24	1,099
	City of Cleveland, Public Power System,
1,280	Series A-1, Rev., NATL-RE, FGIC, 5.000%, 11/15/15	1,367
1,000	Series A-1, Rev., NATL-RE, FGIC, 5.000%, 11/15/20	1,097
	City of Hamilton, Electric System,
950	Series A, Rev., AGC, 5.000%, 10/01/20	1,101
1,000	Series A, Rev., AGC, 5.000%, 10/01/21	1,144

		5,808

	Water & Sewer — 6.8%
1,000	City of Akron, Waterworks System, Rev., AGC, 5.000%, 03/01/18	1,143
	City of Cincinnati, Water System,
1,500	Series A, Rev., 5.000%, 12/01/18	1,671
1,000	Sub Series B, Rev., NATL-RE, 5.000%, 12/01/22	1,118
1,220	City of Cleveland, Waterworks, Series O, Rev., NATL-RE, 5.000%, 01/01/19	1,345
2,000	Ohio State Water Development Authority, Capital Appreciation, Water Pollution Control Fund, Water Quality, Series B, Rev., Zero Coupon, 06/01/17	1,950
2,000	Ohio State Water Development Authority, Drinking Water Assistance Fund, Rev., 5.000%, 12/01/23	2,291
2,000	Ohio State Water Development Authority, Fresh Water, Rev., 5.500%, 12/01/21	2,500

		12,018

	Total Ohio	154,807

	Texas — 2.9%
	General Obligation — 1.5%
1,000	Northside Independent School District, Unlimited Tax, Series D, GO, PSF-GTD, 5.000%, 06/15/18	1,095
1,500	Texas State Transportation Commission, Mobility Fund, GO, 5.000%, 04/01/19	1,630

		2,725

	Prerefunded — 1.4%
2,500	Southeast Texas Housing Finance Corp., Single Family Mortgage, Rev., NATL- RE, Zero Coupon, 09/01/17 (p)	2,428

	Total Texas	5,153

	Total Municipal Bonds (Cost $158,647)	171,682

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.6%
	Investment Company — 1.6%
2,892	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $2,892)	2,892

	Total Investments — 98.7% (Cost $161,539)	174,574
	Other Assets in Excess of Liabilities — 1.3%	2,250

	NET ASSETS — 100.0%	$176,824

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
LIQ	—	Liquidity Agreement
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,120
Aggregate gross unrealized depreciation	(85)

Net unrealized appreciation/depreciation	$13,035

Federal income tax cost of investments	$161,539

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,892	$171,682	$—	$174,574

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 16.6%
	North Carolina — 1.7%
930	University of North Carolina, University Hospital at Chapel Hill, Series B, Rev., VRDO, 0.070%, 06/02/14	930

	Ohio — 14.1%
	County of Allen, Hospital Facilities, Catholic Healthcare Partners,
1,000	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 06/02/14 (m)	1,000
1,400	Series C, Rev., VRDO, LOC: Union Bank N.A., 0.060%, 06/02/14	1,400
2,620	County of Montgomery, Miami Valley Hospital, Series C, Rev., VRDO, 0.050%, 06/02/14	2,620
2,615	Ohio Water Development Authority, Pollution Control, FirstEnergy Nuclear Generation Project, Series C, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.070%, 06/02/14	2,615

		7,635

	Oklahoma — 0.8%
415	Oklahoma State Capital Improvement Authority, Higher Education, Series D2, Rev., VRDO, 0.090%, 06/02/14	415

	Total Daily Demand Notes (Cost $8,980)	8,980

Municipal Bonds — 9.2%
	Ohio — 9.2%
1,730	City of Marysville, Wastewater Treatment System, GO, BAN, 1.250%, 05/28/15	1,745
1,000	County of Clermont, Union Township, Various Purpose, GO, BAN, 1.500%, 09/10/14	1,003
1,450	County of Montgomery, Dayton City School District, School Facilities Construction & Improvement, Series B, GO, 1.250%, 10/15/14	1,455
	Lakewood City School District, School Facilities Improvement,
400	Series A, GO, 2.000%, 11/01/14	403
200	Series B, GO, 2.000%, 11/01/14	202
175	State of Ohio, Capital Facilities Lease-Appropriation, Mental Health Facilities Improvement Fund Projects, Series A, Rev., 3.000%, 06/02/14	175

	Total Municipal Bonds (Cost $4,983)	4,983

Weekly Demand Notes — 69.9%
	Delaware — 1.1%
575	Delaware State Housing Authority, MERLOTS, Series C103, Rev., VRDO, 0.370%, 06/09/14 (e)	575

	Ohio — 68.8%
2,785	Austin Trust, Series 3310, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.160%, 06/09/14	2,785
435	City of Monroe, Corridor 75 Park Ltd. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.060%, 06/09/14	435
945	Columbus Regional Airport Authority, Capital Funding, OASBO Expanded Asset Pooled Financing Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 06/09/14	945
1,270	Columbus Regional Airport Authority, Capital Funding, Ohio Municipal Bond Pooled Financing Program, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 06/09/14	1,270
1,300	County of Franklin, CHE Trinity Health Credit Group, Rev., VRDO, 0.130%, 06/09/14 (i)	1,300
670	County of Franklin, Hospital Facilities, Doctors OhioHealth System, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.060%, 06/09/14	670
2,000	County of Franklin, Hospital Facilities, OhioHealth Corp., Series B, Rev., VRDO, 0.040%, 06/09/14	2,000
1,180	County of Franklin, Hospital Facilities, U.S. Health Corp. of Columbus, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 06/09/14	1,180
4,810	County of Franklin, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 06/09/14	4,810
1,850	County of Hamilton, Economic Development, Boys/Girls Clubs of Greater Cincinnati, Inc. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.080%, 06/09/14	1,850
660	County of Hancock, Multi-Family Housing, Pedcor Investments - Crystal Glen Apartments Project, Series B, Rev., VRDO, LOC: FHLB, 0.080%, 06/09/14	660

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Ohio — continued
2,750	County of Montgomery, Multi-Family Housing, Cambridge Commons Apartments Project, Series A, Rev., VRDO, LOC: FHLB, 0.090%, 06/09/14	2,750
453	County of Montgomery, Multi-Family Housing, Pedcor Investments, Lyons Gate Project, Series B, Rev., VRDO, LOC: FHLB, 0.220%, 06/09/14	453
1,748	County of Wood, Industrial Development, Reclamation Technologies, Rev., VRDO, LOC: PNC Bank N.A., 0.110%, 06/09/14	1,748
	Deutsche Bank Spears/Lifers Trust, Various States,
310	Series DB-289, GO, VRDO, AGM, LIQ: Deutsche Bank A.G., 0.120%, 06/09/14 (e)	310
4,500	Series DB-488, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank A.G., 0.080%, 06/09/14 (e)	4,500
	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program,
3,060	Series F, Rev., VRDO, AMT, GNMA/FNMA/COLL, 0.090%, 06/09/14	3,060
1,295	Series J, Rev., VRDO, AMT, 0.080%, 06/09/14	1,295
600	Ohio Water Development Authority, Water Development, Timken Co. Project, Rev., VRDO, LOC: Northern Trust Company, 0.060%, 06/09/14	600
2,400	Toledo-Lucas County Port Authority, Airport Development, FlightSafety International, Inc. Obligor, Series 1, Rev., VRDO, 0.060%, 06/09/14	2,400
2,155	Wells Fargo Stage Trust, Various States, Series 56C, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.090%, 06/09/14 (e)	2,155

		37,176

	Total Weekly Demand Notes (Cost $37,751)	37,751

SHARES
Variable Rate Demand Preferred Share — 2.8%
1,500	Nuveen Ohio Quality Income Municipal Fund, Rev., VRDO, LIQ: Royal Bank of Canada, 0.150%, 06/09/14 # (e) (Cost $1,500)	1,500

	Total Investments — 98.5% (Cost $53,214)*	53,214
	Other Assets in Excess of Liabilities — 1.5%	784

	NET ASSETS — 100.0%	$53,998

Percentages indicated are based on net assets.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
COLL	—	Collateral
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2014.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$53,214	$—	$53,214

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 8.0%
11,130	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.950%, 12/27/22 (e)	11,223
4,871	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.330%, 04/25/36	4,724
	Ally Auto Receivables Trust,
1,115	Series 2010-3, Class A4, 1.550%, 08/17/15	1,116
840	Series 2010-4, Class A4, 1.350%, 12/15/15	842
2,100	Series 2010-5, Class A4, 1.750%, 03/15/16	2,108
1,580	Series 2011-4, Class A4, 1.140%, 06/15/16	1,585
4,312	Series 2012-1, Class A4, 1.210%, 07/15/16	4,341
1,627	Series 2012-2, Class A3, 0.740%, 04/15/16	1,629
1,791	Series 2012-2, Class A4, 1.000%, 10/17/16	1,801
7,992	Series 2012-3, Class A4, 1.060%, 02/15/17	8,050
1,671	Series 2012-4, Class A4, 0.800%, 10/16/17	1,674
4,950	Series 2012-5, Class A3, 0.620%, 03/15/17	4,959
1,205	Series 2014-SN1, Class A3, 0.750%, 02/21/17	1,205
	American Credit Acceptance Receivables Trust,
3,038	Series 2012-2, Class A, 1.890%, 07/15/16 (e)	3,046
1,840	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	1,844
2,657	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	2,668
2,243	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	2,246
1,581	Series 2014-1, Class A, 1.140%, 03/12/18 (e)	1,582
	AmeriCredit Automobile Receivables Trust,
1,598	Series 2010-A, Class A3, 3.510%, 07/06/17	1,606
660	Series 2010-B, Class A3, 2.490%, 11/06/17	665
1,164	Series 2011-4, Class A3, 1.170%, 05/09/16	1,165
4,501	Series 2011-5, Class A3, 1.550%, 07/08/16	4,508
1,056	Series 2012-1, Class A3, 1.230%, 09/08/16	1,057
2,066	Series 2012-2, Class A3, 1.050%, 10/11/16	2,070
10,084	Series 2012-3, Class A3, 0.960%, 01/09/17	10,104
2,074	Series 2012-4, Class A3, 0.670%, 06/08/17	2,077
2,631	Series 2013-2, Class A2, 0.530%, 11/08/16	2,632
9,049	Series 2013-4, Class A2, 0.740%, 11/08/16	9,060
603	Series 2014-1, Class A3, 1.130%, 02/08/19	604
56	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.275%, 08/25/32	49
3,950	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	3,949
2,046	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	2,047
1,976	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	1,978
4,880	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	4,901
	Bear Stearns Asset-Backed Securities Trust,
508	Series 2003-SD2, Class 2A, VAR, 2.833%, 06/25/43	510
532	Series 2006-SD1, Class A, VAR, 0.520%, 04/25/36	509
	BMW Vehicle Lease Trust,
168	Series 2012-1, Class A3, 0.750%, 02/20/15	168
7,856	Series 2014-1, Class A3, 0.730%, 02/21/17	7,861
2,222	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	2,220
17,000	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	17,258
4,791	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	4,814
	Capital Auto Receivables Asset Trust,
5,000	Series 2013-3, Class A2, 1.040%, 11/21/16	5,024

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
8,077	Series 2013-3, Class A3, 1.310%, 12/20/17	8,129
1,030	Series 2014-2, Class A3, 1.260%, 05/21/18	1,032
3,440	Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.960%, 09/16/19	3,444
	Carfinance Capital Auto Trust,
1,177	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	1,181
858	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	861
6,134	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	6,125
	CarMax Auto Owner Trust,
14,197	Series 2010-3, Class A4, 1.410%, 02/16/16	14,243
7,407	Series 2011-1, Class A4, 2.160%, 09/15/16	7,470
1,736	Series 2011-2, Class A4, 1.350%, 02/15/17	1,750
5,326	Series 2012-1, Class A3, 0.890%, 09/15/16	5,339
10,000	Series 2012-1, Class A4, 1.250%, 06/15/17	10,099
4,036	Series 2012-3, Class A3, 0.520%, 07/17/17	4,040
5,161	Series 2013-1, Class A3, 0.600%, 10/16/17	5,168
1,804	Series 2013-4, Class A3, 0.800%, 07/16/18	1,805
2,197	Carnow Auto Receivables Trust, Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	2,196
4,528	Centex Home Equity Loan Trust, Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	4,610
	CNH Equipment Trust,
3,575	Series 2011-B, Class A4, 1.290%, 09/15/17	3,603
2,600	Series 2012-A, Class A3, 0.940%, 05/15/17	2,607
1,681	Series 2012-B, Class A3, 0.860%, 09/15/17	1,685
3,394	Series 2012-C, Class A3, 0.570%, 12/15/17	3,397
3,425	Series 2013-C, Class A3, 1.020%, 08/15/18	3,446
10,000	Concord Funding Co. LLC, Series 2013-1, Class A, 2.420%, 02/15/15 (e)	9,906
	Countrywide Asset-Backed Certificates,
1,581	Series 2004-6, Class M1, VAR, 0.750%, 10/25/34	1,504
840	Series 2005-6, Class M1, VAR, 0.640%, 12/25/35	836
	CPS Auto Receivables Trust,
1,719	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	1,747
7,261	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	7,361
1,545	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	1,544
2,292	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	2,305
4,170	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	4,185
3,204	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	3,199
	CPS Auto Trust,
2,682	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	2,703
3,762	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	3,776
	Credit Acceptance Auto Loan Trust,
2,684	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	2,700
4,537	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	4,562
94	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.510%, 08/25/32	104
473	CSMC Trust, Series 2006-CF1, Class A1, VAR, 0.460%, 11/25/35	470
7,397	DT Auto Owner Trust, Series 2014-2A, Class A, 0.680%, 08/15/17 (e)	7,396
	Exeter Automobile Receivables Trust,
1,813	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	1,817
1,814	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	1,818
6,848	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	6,877
2,400	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	2,400
15	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.990%, 09/25/29	16

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
6,558		Fifth Third Auto Trust, Series 2013-1, Class A3, 0.880%, 10/16/17	6,593
		Flagship Credit Auto Trust,
2,510		Series 2013-1, Class A, 1.320%, 04/16/18 (e)	2,515
7,180		Series 2013-2, Class A, 1.940%, 01/15/19 (e)	7,208
4,728		Series 2014-1, Class A, 1.210%, 04/15/19 (e)	4,719
		Ford Credit Auto Owner Trust,
2,831		Series 2012-A, Class A3, 0.840%, 08/15/16	2,836
2,298		Series 2013-A, Class A3, 0.550%, 07/15/17	2,301
8,098		Series 2013-C, Class A3, 0.820%, 12/15/17	8,133
12,095		GE Capital Credit Card Master Note Trust, Series 2009-4, Class A, 3.800%, 11/15/17	12,281
2,143		GE Equipment Small Ticket LLC, Series 2014-1A, Class A3, 0.950%, 09/25/17 (e)	2,148
6,831		GM Financial Automobile Leasing Trust, Series 2014-1A, Class A3, 1.010%, 05/22/17 (e)	6,848
		GMAT Trust,
4,227		Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	4,233
3,437		Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	3,448
–	(h)	GSAA Home Equity Trust, Series 2006-3, Class A1, VAR, 0.230%, 03/25/36 (h)	—	(h)
285		Harley-Davidson Motorcycle Trust, Series 2011-1, Class A3, 0.960%, 05/16/16	285
8,000		HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	8,004
		HLSS Servicer Advance Receivables Trust,
14,078		Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	14,196
5,486		Series 2014-T1, Class AT1, 1.244%, 01/17/45 (e)	5,494
5		Home Loan Trust, Series 2000-HI1, Class AI7, SUB, 8.290%, 02/25/25	5
		Honda Auto Receivables Owner Trust,
2,188		Series 2012-1, Class A3, 0.770%, 01/15/16	2,192
2,747		Series 2012-1, Class A4, 0.970%, 04/16/18	2,761
3,453		Series 2012-2, Class A3, 0.700%, 02/16/16	3,459
2,492		Series 2014-1, Class A3, 0.670%, 11/21/17	2,495
2,605		Series 2014-2, Class A3, 0.770%, 03/19/18	2,587
		HSBC Home Equity Loan Trust USA,
4,556		Series 2006-1, Class A1, VAR, 0.309%, 01/20/36	4,527
4,672		Series 2006-2, Class A1, VAR, 0.299%, 03/20/36	4,630
1,256		Series 2006-3, Class A3F, SUB, 5.630%, 03/20/36	1,259
395		Series 2006-4, Class A3F, SUB, 5.300%, 03/20/36	395
4,671		Series 2007-3, Class APT, VAR, 1.349%, 11/20/36	4,678
		Huntington Auto Trust,
5,165		Series 2012-1, Class A3, 0.810%, 09/15/16	5,175
3,840		Series 2012-1, Class A4, 1.180%, 06/15/17	3,874
17,111		Series 2012-2, Class A3, 0.510%, 04/17/17	17,126
		Hyundai Auto Receivables Trust,
16,241		Series 2010-B, Class A4, 1.630%, 03/15/17	16,351
1,222		Series 2011-B, Class A4, 1.650%, 02/15/17	1,227
5,436		Series 2012-A, Class A4, 0.950%, 12/15/16	5,462
3,990		Series 2012-B, Class A3, 0.620%, 09/15/16	3,994
4,800		Series 2012-B, Class A4, 0.810%, 03/15/18	4,819
8,462		Series 2013-A, Class A3, 0.560%, 07/17/17	8,472
8,000		Series 2013-A, Class A4, 0.750%, 09/17/18	7,991
784		Series 2014-A, Class A3, 0.790%, 07/16/18	785
		John Deere Owner Trust,
2,990		Series 2012-A, Class A3, 0.750%, 03/15/16	2,994
1,909		Series 2012-A, Class A4, 0.990%, 06/15/18	1,920
		LV Tower 52 Issuer LLC,
8,213		Series 2013-1, Class A, 5.500%, 06/15/18 (e) (i)	8,248

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
12,311	Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	12,311
1,591	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	1,590
4,213	Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A3, 0.680%, 12/15/16	4,217
4,785	Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A3, 0.780%, 08/15/17	4,803
904	Mid-State Trust, Series 6, Class A1, 7.340%, 07/01/35	972
493	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.400%, 03/25/33	450
656	MSCC Heloc Trust, Series 2007-1, Class A, VAR, 0.250%, 12/25/31	611
3,673	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	3,667
2,340	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	2,341
7,574	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.501%, 12/07/20	7,583
6,778	New Residential Advance Receivables Trust, Series 2014-T1, Class A1, 1.274%, 03/15/45 (e)	6,779
	Nissan Auto Receivables Owner Trust,
2,926	Series 2012-A, Class A3, 0.730%, 05/16/16	2,931
2,331	Series 2012-A, Class A4, 1.000%, 07/16/18	2,346
16,501	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	16,476
13,130	NYMT Residential LLC, Series 2013- RP3A, Class NOTE, SUB, 4.850%, 09/25/18 (e) (i)	13,130
5,204	OnDeck Asset Securitization Trust, Series 2014-1A, Class A, 3.150%, 05/17/18 (e)	5,229
5,262	OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	5,262
591	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	589
3,032	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	3,032
24	RASC Trust, Series 2001-KS1, Class AI6, 6.349%, 03/25/32	24
7,902	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	8,004
	Santander Drive Auto Receivables Trust,
6,222	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	6,227
430	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	430
1,922	Series 2012-2, Class A3, 1.220%, 12/15/15	1,922
534	Series 2012-3, Class A3, 1.080%, 04/15/16	535
1,797	Series 2012-5, Class A3, 0.830%, 12/15/16	1,800
2,916	Series 2012-6, Class A3, 0.620%, 07/15/16	2,917
6,995	Series 2012-AA, Class A3, 0.650%, 03/15/17 (e)	7,000
1,567	Series 2013-3, Class A2, 0.550%, 09/15/16	1,568
2,901	Series 2013-4, Class A3, 1.110%, 12/15/17	2,918
	SNAAC Auto Receivables Trust,
665	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	666
2,372	Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	2,370
	SpringCastle America Funding LLC,
4,364	Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	4,400
18,659	Series 2013-1A, Class B, 4.000%, 12/03/24 (e)	18,659
	Springleaf Funding Trust,
16,445	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	16,549
16,415	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	16,450
	Stanwich Mortgage Loan Co. LLC,
3,236	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	3,242
502	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e)	502
6,544	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	6,600
15,000	Station Place Securitization Trust, Series 2013-1, VAR, 1.424%, 02/25/15	15,000
4,576	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.551%, 10/15/15 (e)	4,616

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
3,644		U.S. Residential Opportunity Fund Trust, Series 2014-1A, SUB, 3.466%, 03/25/34 (e)	3,666
2,185		USAA Auto Owner Trust, Series 2012-1, Class A3, 0.430%, 08/15/16	2,186
9,910		Vericrest Opportunity Loan Transferee, Series 2014-3A, Class A1, SUB, 3.250%, 05/26/54 (e)	9,910
17,369		Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Class A3, 0.460%, 01/20/17	17,372
4,245		VOLT NPL IX LLC, Series 2013-NPL3, Class A1, SUB, 4.250%, 04/25/53 (e)	4,270
1,629		VOLT NPL X LLC, Series 2013-NPL4, Class A1, SUB, 3.088%, 11/25/53 (e)	1,642
11,646		VOLT XIX LLC, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	11,719
14,534		VOLT XX LLC, Series 2013-NPL6, Class A1, SUB, 3.625%, 03/25/54 (e)	14,625
12,864		VOLT XXII LLC, Series 2014-NPL1, Class A1, SUB, 3.625%, 10/27/53 (e)	12,942
12,851		VOLT XXIII LLC, Series 2014-NPL2, Class A1, SUB, 3.625%, 11/25/53 (e)	12,931
22,486		VOLT XXIV LLC, Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	22,542
7,365		Westgate Resorts LLC, Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	7,427
		World Omni Auto Receivables Trust,
4,499		Series 2012-A, Class A3, 0.640%, 02/15/17	4,506
4,750		Series 2012-A, Class A4, 0.850%, 08/15/18	4,773
2,633		World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/15	2,636

		Total Asset-Backed Securities (Cost $856,156)	861,468

Collateralized Mortgage Obligations — 8.2%
		Agency CMO — 7.0%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
790		Series 31, Class Z, 8.000%, 04/25/24	906
119		Series 56, Class Z, 7.500%, 09/20/26	139
		Federal Home Loan Mortgage Corp. REMIC,
5		Series 2, Class Z, 9.300%, 03/15/19	5
3		Series 12, Class A, 9.250%, 11/15/19	4
8		Series 16, Class D, 10.000%, 10/15/19	9
16		Series 17, Class I, 9.900%, 10/15/19	18
28		Series 23, Class F, 9.600%, 04/15/20	31
10		Series 26, Class F, 9.500%, 02/15/20	11
2		Series 81, Class A, 8.125%, 11/15/20	2
11		Series 85, Class C, 8.600%, 01/15/21	13
9		Series 99, Class Z, 9.500%, 01/15/21	10
2		Series 159, Class H, 4.500%, 09/15/21	2
3		Series 189, Class D, 6.500%, 10/15/21	4
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	—	(h)
2		Series 1053, Class G, 7.000%, 03/15/21	3
6		Series 1056, Class KZ, 6.500%, 03/15/21	6
3		Series 1074, Class H, 8.500%, 05/15/21	3
11		Series 1082, Class C, 9.000%, 05/15/21	12
4		Series 1087, Class I, 8.500%, 06/15/21	5
15		Series 1125, Class Z, 8.250%, 08/15/21	17
14		Series 1142, Class IA, 7.000%, 10/15/21	16
2		Series 1169, Class G, 7.000%, 11/15/21	2
25		Series 1343, Class LA, 8.000%, 08/15/22	30
5		Series 1424, Class F, VAR, 1.251%, 11/15/22	5
126		Series 1480, Class LZ, 7.500%, 03/15/23	142
320		Series 1560, Class Z, 7.000%, 08/15/23	357
92		Series 1754, Class Z, 8.500%, 09/15/24	107
255		Series 1779, Class Z, 8.500%, 04/15/25	299
4		Series 1807, Class G, 9.000%, 10/15/20	4
502		Series 1888, Class Z, 7.000%, 08/15/26	564
316		Series 2358, Class PD, 6.000%, 09/15/16	329
401		Series 2363, Class PF, 6.000%, 09/15/16	417
196		Series 2390, Class CH, 5.500%, 12/15/16	202
683		Series 2418, Class MF, 6.000%, 02/15/22	742
101		Series 2425, Class JH, 6.000%, 03/15/17	106
403		Series 2453, Class BD, 6.000%, 05/15/17	425
251		Series 2458, Class OE, 6.000%, 06/15/17	264
173		Series 2496, Class BK, 5.500%, 09/15/17	182
138		Series 2503, Class TG, 5.500%, 09/15/17	147

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
155		Series 2508, Class AQ, 5.500%, 10/15/17	164
627		Series 2513, Class DB, 5.000%, 10/15/17	660
1,780		Series 2542, Class ES, 5.000%, 12/15/17	1,866
1,702		Series 2546, Class C, 5.000%, 12/15/17	1,795
49		Series 2600, Class MD, 5.500%, 06/15/32	49
448		Series 2635, Class MS, IF, IO, 7.599%, 02/15/18	14
3,020		Series 2638, Class JG, 5.000%, 02/15/33	3,209
1,108		Series 2638, Class MH, 5.000%, 04/15/32	1,115
40		Series 2641, Class KJ, 4.000%, 01/15/18	40
112		Series 2643, Class ME, 3.500%, 03/15/18	114
6,780		Series 2682, Class JG, 4.500%, 10/15/23	7,349
250		Series 2692, Class QD, 5.000%, 12/15/22	254
4,785		Series 2707, Class PE, 5.000%, 11/15/18	5,065
2,527		Series 2707, Class XE, 5.000%, 12/15/22	2,551
18,868		Series 2750, Class DE, 4.500%, 02/15/19	19,942
2,301		Series 2761, Class CB, 4.000%, 03/15/19	2,415
1,503		Series 2773, Class OB, 5.000%, 02/15/19	1,559
–	(h)	Series 2836, Class PX, 4.000%, 05/15/18	—	(h)
10,421		Series 2843, Class BC, 5.000%, 08/15/19	11,104
3,647		Series 2864, Class NB, 5.500%, 07/15/33	3,942
2,445		Series 2976, Class HZ, 4.500%, 05/15/35	2,620
4,804		Series 2988, Class TY, 5.500%, 06/15/25	5,346
7,334		Series 2989, Class MU, IF, IO, 6.849%, 07/15/34	1,510
9,531		Series 2989, Class TG, 5.000%, 06/15/25	10,399
756		Series 2995, Class FT, VAR, 0.401%, 05/15/29	756
1,432		Series 3002, Class BN, 5.000%, 07/15/35	1,580
5,164		Series 3005, Class ED, 5.000%, 07/15/25	5,695
191		Series 3005, Class PV, IF, 12.491%, 10/15/33	225
22		Series 3047, Class OB, 5.500%, 12/15/33	22
2,318		Series 3305, Class IW, IF, IO, 6.299%, 04/15/37	387
27,309		Series 3420, Class EI, IO, SUB, 1.120%, 08/15/37	1,358
3,715		Series 3429, Class S, IF, IO, 6.669%, 03/15/38	544
2,586		Series 3546, Class A, VAR, 2.070%, 02/15/39	2,639
4,322		Series 3562, Class KA, 4.000%, 11/15/22	4,398
1,241		Series 3564, Class JA, 4.000%, 01/15/18	1,296
4,105		Series 3572, Class JS, IF, IO, 6.649%, 09/15/39	613
10,331		Series 3609, Class SA, IF, IO, 6.189%, 12/15/39	1,819
4,843		Series 3657, Class NK, 4.000%, 08/15/27	4,915
30,020		Series 3747, Class HI, IO, 4.500%, 07/15/37	3,019
6,157		Series 3784, Class S, IF, IO, 6.449%, 07/15/23	763
12,862		Series 3855, Class AM, 6.500%, 11/15/36	14,497
11,284		Series 3977, Class AB, 3.000%, 09/15/29	11,732
21,733		Series 4141, Class BI, IO, 2.500%, 12/15/27	2,319
30,914		Series 4229, Class MA, 3.500%, 05/15/41	32,633
19,716		Series 4305, Class KA, 3.000%, 03/15/38	20,428
19,809		Series 4305, Class A, 3.500%, 06/15/48	20,718
		Federal National Mortgage Association - ACES,
7,353		Series 2011-M2, Class A1, 2.019%, 04/25/21	7,519
16,598		Series 2012-M8, Class ASQ1, 1.166%, 12/25/19	16,747
4,371		Series 2014-M5, Class FA, VAR, 0.502%, 01/25/17	4,369
		Federal National Mortgage Association REMIC,
7		Series 1988-7, Class Z, 9.250%, 04/25/18	8

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
8	Series 1988-13, Class C, 9.300%, 05/25/18	9
6	Series 1988-15, Class A, 9.000%, 06/25/18	7
6	Series 1988-16, Class B, 9.500%, 06/25/18	7
6	Series 1989-2, Class D, 8.800%, 01/25/19	7
16	Series 1989-27, Class Y, 6.900%, 06/25/19	17
5	Series 1989-54, Class E, 8.400%, 08/25/19	5
4	Series 1989-66, Class J, 7.000%, 09/25/19	5
3	Series 1989-70, Class G, 8.000%, 10/25/19	3
54	Series 1989-72, Class E, 9.350%, 10/25/19	60
7	Series 1989-89, Class H, 9.000%, 11/25/19	8
3	Series 1989-96, Class H, 9.000%, 12/25/19	3
5	Series 1990-7, Class B, 8.500%, 01/25/20	6
5	Series 1990-12, Class G, 4.500%, 02/25/20	5
50	Series 1990-19, Class G, 9.750%, 02/25/20	54
17	Series 1990-58, Class J, 7.000%, 05/25/20	19
19	Series 1990-61, Class H, 7.000%, 06/25/20	21
9	Series 1990-106, Class J, 8.500%, 09/25/20	10
5	Series 1990-109, Class J, 7.000%, 09/25/20	5
11	Series 1990-111, Class Z, 8.750%, 09/25/20	12
4	Series 1990-117, Class E, 8.950%, 10/25/20	5
6	Series 1990-123, Class G, 7.000%, 10/25/20	6
7	Series 1990-132, Class Z, 7.000%, 11/25/20	7
134	Series 1990-137, Class X, 9.000%, 12/25/20	153
1	Series 1991-53, Class J, 7.000%, 05/25/21	1
8	Series 1991-130, Class C, 9.000%, 09/25/21	9
1	Series 1992-96, Class B, PO, 05/25/22	1
1,193	Series 1992-131, Class KB, 8.000%, 08/25/22	1,353
1,061	Series 1992-185, Class L, 8.000%, 10/25/22	1,234
4	Series 1993-165, Class SN, IF, 11.471%, 09/25/23	5
28	Series 1993-235, Class G, PO, 09/25/23	27
2,026	Series 1994-15, Class ZK, 5.500%, 02/25/24	2,195
3,256	Series 1994-43, Class PK, 6.350%, 02/25/24	3,524
2,570	Series 1999-6, Class PB, 6.000%, 03/25/19	2,767
11,158	Series 2001-81, Class HE, 6.500%, 01/25/32	12,405
435	Series 2002-2, Class MG, 6.000%, 02/25/17	456
201	Series 2002-3, Class OG, 6.000%, 02/25/17	210
367	Series 2002-28, Class LD, 6.000%, 05/25/17	383
211	Series 2002-58, Class HC, 5.500%, 09/25/17	221
450	Series 2002-59, Class UC, 5.500%, 09/25/17	474
141	Series 2002-63, Class KC, 5.000%, 10/25/17	148
10,352	Series 2002-64, Class PG, 5.500%, 10/25/32	11,337
708	Series 2003-16, Class LJ, 5.000%, 03/25/18	748
6,547	Series 2003-24, Class PD, 5.000%, 04/25/18	6,877
909	Series 2003-42, Class CI, IO, 6.500%, 05/25/33	181
1,290	Series 2003-49, Class IO, IO, 6.500%, 06/25/33	257
1,679	Series 2003-57, Class IB, IO, 5.000%, 06/25/18	120
1,099	Series 2003-89, Class DC, 5.000%, 12/25/32	1,132
1,203	Series 2003-92, Class HP, 4.500%, 09/25/18	1,271
1,374	Series 2003-129, Class ME, 5.000%, 08/25/23	1,440

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,483	Series 2004-53, Class P, 5.500%, 07/25/33	2,578
3,093	Series 2004-60, Class PA, 5.500%, 04/25/34	3,331
718	Series 2004-72, Class F, VAR, 0.650%, 09/25/34	725
142	Series 2004-101, Class AR, 5.500%, 01/25/35	155
6,907	Series 2005-19, Class PA, 5.500%, 07/25/34	7,583
594	Series 2005-29, Class QD, 5.000%, 08/25/33	601
2,439	Series 2005-38, Class FK, VAR, 0.450%, 05/25/35	2,444
193	Series 2005-84, Class MB, 5.750%, 10/25/35	217
11,004	Series 2005-87, Class PE, 5.000%, 12/25/33	11,294
4,831	Series 2005-100, Class GC, 5.000%, 12/25/34	4,937
7,891	Series 2006-4, Class PB, 6.000%, 09/25/35	8,603
355	Series 2006-58, Class ST, IF, IO, 7.000%, 07/25/36	86
318	Series 2007-16, Class FC, VAR, 0.900%, 03/25/37	324
752	Series 2007-22, Class SC, IF, IO, 5.930%, 03/25/37	114
6,914	Series 2007-33, Class MS, IF, IO, 6.440%, 04/25/37	1,056
1,165	Series 2007-54, Class FA, VAR, 0.550%, 06/25/37	1,167
5,767	Series 2007-85, Class SH, IF, IO, 6.350%, 09/25/37	810
2,134	Series 2007-95, Class A1, VAR, 0.400%, 08/27/36	2,133
1,462	Series 2007-106, Class A7, VAR, 6.033%, 10/25/37	1,624
1,137	Series 2008-18, Class SE, IF, IO, 6.120%, 03/25/38	177
535	Series 2008-72, Class IO, IO, 5.000%, 08/25/28	67
1,166	Series 2008-77, Class VA, 6.000%, 07/25/19	1,183
1,735	Series 2008-81, Class KA, 5.000%, 10/25/22	1,757
2,719	Series 2008-93, Class AM, 5.500%, 06/25/37	2,924
7,542	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	470
5,392	Series 2009-15, Class AC, 5.500%, 03/25/29	5,960
4,175	Series 2009-29, Class LA, VAR, 2.249%, 05/25/39	3,777
3,322	Series 2009-62, Class HJ, 6.000%, 05/25/39	3,627
15,616	Series 2009-70, Class IN, IO, 4.500%, 08/25/19	992
6,523	Series 2009-108, Class VN, 5.000%, 09/25/39	6,619
18,911	Series 2009-112, Class SW, IF, IO, 6.100%, 01/25/40	2,554
4,023	Series 2010-19, Class VA, 5.000%, 02/25/21	4,030
2,605	Series 2010-28, Class NK, 5.000%, 10/25/38	2,694
2,859	Series 2010-58, Class MA, 5.500%, 12/25/38	3,042
5,291	Series 2010-60, Class IO, IO, 4.000%, 06/25/20	444
8,739	Series 2010-64, Class DM, 5.000%, 06/25/40	9,618
2,288	Series 2010-64, Class EH, 5.000%, 10/25/35	2,367
10,630	Series 2010-111, Class AE, 5.500%, 04/25/38	11,384
31,319	Series 2010-126, Class LI, IO, 4.000%, 11/25/40	2,871
4,252	Series 2011-36, Class PA, 4.000%, 02/25/39	4,437
16,530	Series 2011-42, Class DE, 3.250%, 11/25/28	17,095
48,303	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	6,683
8,882	Series 2013-1, Class BA, 3.000%, 02/25/40	9,080
19,478	Series 2013-9, Class CB, 5.500%, 04/25/42	21,825
5,358	Series 2013-55, Class BA, 3.000%, 06/25/37	5,463
26,050	Series 2013-83, Class CA, 3.500%, 10/25/37	27,157
15,091	Series 2013-90, Class DK, 3.500%, 12/25/31	15,906
5,412	Series 2013-96, Class CA, 4.000%, 04/25/41	5,840

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
15,111	Series 2013-96, Class YA, 3.500%, 09/25/38	15,676
18,994	Series 2013-96, Class YA, 3.500%, 12/25/38	19,623
25,000	Series 2014-23, Class PA, 3.500%, 08/25/36	26,410
9	Series G-11, Class Z, 8.500%, 05/25/21	10
2	Series G-22, Class ZT, 8.000%, 12/25/16	2
448	Series G92-19, Class M, 8.500%, 04/25/22	516
18	Series G92-35, Class E, 7.500%, 07/25/22	20
565	Series G92-35, Class EA, 8.000%, 07/25/22	628
8	Series G92-40, Class ZC, 7.000%, 07/25/22	8
43	Series G92-44, Class ZQ, 8.000%, 07/25/22	47
18	Series G92-54, Class ZQ, 7.500%, 09/25/22	20
2,884	Series G92-64, Class J, 8.000%, 11/25/22	3,345
1,206	Series G92-66, Class K, 8.000%, 12/25/22	1,368
1,055	Series G94-6, Class PJ, 8.000%, 05/17/24	1,221
1	Federal National Mortgage Association REMIC Trust, Series 1995-W3, Class A, 9.000%, 04/25/25	2
	Federal National Mortgage Association STRIPS,
17	Series 108, Class 1, PO, 03/25/20	17
1	Series 268, Class 2, IO, 9.000%, 02/01/23	—	(h)
761	Series 334, Class 13, IO, VAR, 6.000%, 03/01/33	143
801	Series 334, Class 17, IO, VAR, 6.500%, 02/01/33	167
643	Series 334, Class 24, IO, VAR, 5.000%, 02/01/18	43
1,726	Series 334, Class 9, IO, 6.000%, 03/01/33	354
3,812	Series 343, Class 21, IO, 4.000%, 09/01/18	225
1,315	Series 345, Class 22, IO, VAR, 4.500%, 05/01/20	86
870	Series 351, Class 28, IO, VAR, 5.000%, 04/01/19	70
640	Series 356, Class 16, IO, VAR, 5.500%, 06/01/35	101
607	Series 359, Class 16, IO, VAR, 5.500%, 10/01/35	107
738	Series 369, Class 19, IO, VAR, 6.000%, 10/01/36	114
480	Series 369, Class 26, IO, VAR, 6.500%, 10/01/36	88
1,481	Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	248
2,412	Series 394, Class C3, IO, 6.500%, 09/25/38	425
8,014	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.410%, 11/25/46	7,957
	Government National Mortgage Association,
2,209	Series 2004-32, Class VH, 5.000%, 04/20/22	2,218
1,016	Series 2004-39, Class IN, IO, 5.500%, 06/20/33	168
11,964	Series 2006-23, Class S, IF, IO, 6.351%, 01/20/36	1,237
23,249	Series 2006-26, Class S, IF, IO, 6.351%, 06/20/36	3,499
14,111	Series 2007-16, Class KU, IF, IO, 6.501%, 04/20/37	2,243
4,378	Series 2008-75, Class SP, IF, IO, 7.321%, 08/20/38	876
6,109	Series 2009-14, Class KS, IF, IO, 6.151%, 03/20/39	914
1,707	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	368
14,735	Series 2009-14, Class SA, IF, IO, 5.931%, 03/20/39	2,166
3,851	Series 2009-45, Class PB, 4.500%, 07/16/33	3,942
9,600	Series 2009-61, Class PD, 5.000%, 03/16/38	10,336
16,333	Series 2009-106, Class XL, IF, IO, 6.601%, 06/20/37	2,338
1,302	Series 2010-14, Class QP, 6.000%, 12/20/39	1,402
10,045	Series 2011-48, Class QA, 5.000%, 08/16/39	10,894
16,564	Series 2012-84, Class AB, 5.000%, 07/16/33	17,726
18,459	Series 2012-96, Class WP, 6.500%, 08/16/42	21,293

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
4,992	Series 2013-88, Class WA, VAR, 4.980%, 06/20/30	5,457
29,286	Series 2013-H05, Class FB, VAR, 0.552%, 02/20/62	29,240
	NCUA Guaranteed Notes Trust,
14,439	Series 2010-R3, Class 1A, VAR, 0.712%, 12/08/20	14,563
5,974	Series 2010-R3, Class 3A, 2.400%, 12/08/20	6,091
9	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	10

		744,678

	Non-Agency CMO — 1.2%
102	Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	105
	Banc of America Mortgage Trust,
1,891	Series 2004-4, Class 4A1, 4.750%, 05/25/19	1,943
2,038	Series 2004-5, Class 4A1, 4.750%, 06/25/19	2,063
3,326	Series 2005-1, Class 2A1, 5.000%, 02/25/20	3,425
	BCAP LLC Trust,
3,014	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	3,128
33	Series 2010-RR10, Class 3A5, VAR, 4.500%, 11/27/35 (e)	33
780	Series 2010-RR10, Class 4A5, VAR, 1.654%, 09/27/37 (e)	779
271	Series 2010-RR4, Class 5A7, VAR, 0.470%, 05/26/37 (e)	270
3,076	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	3,252
4,287	Series 2010-RR9, Class 1A3, VAR, 2.988%, 08/28/37 (e)	4,303
1,468	Series 2011-RR2, Class 3A3, VAR, 2.710%, 11/21/35 (e)	1,467
5,597	Series 2013-RR4, 2.000%, 02/13/51 (e)	5,517
174	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.440%, 10/25/33	175
	CAM Mortgage Trust,
112	Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	112
3,455	Series 2014-1, Class A, SUB, 3.352%, 12/15/53 (e)	3,459
540	Chase Mortgage Finance Trust, Series 2003-S13, Class A2, 5.000%, 11/25/33	545
	CHL Mortgage Pass-Through Trust,
949	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	974
377	Series 2004-8, Class 2A1, 4.500%, 06/25/19	388
741	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	771
	Citigroup Mortgage Loan Trust,
5,122	Series 2008-AR4, Class 1A1A, VAR, 2.682%, 11/25/38 (e)	5,173
7,865	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	8,111
	Citigroup Mortgage Loan Trust, Inc.,
474	Series 2003-UP3, Class A1, 7.000%, 09/25/33	491
1,808	Series 2004-UST1, Class A6, VAR, 2.816%, 08/25/34	1,760
	Credit Suisse First Boston Mortgage Securities Corp.,
369	Series 2003-17, Class 2A6, 3.500%, 07/25/18	369
908	Series 2003-23, Class 8A1, 5.000%, 09/25/18	927
1,494	Series 2004-8, Class 6A1, 4.500%, 12/25/19	1,521
	CSMC,
1,840	Series 2010-1R, Class 9A1, VAR, 2.796%, 06/27/37 (e)	1,855
306	Series 2011-7R, Class A1, VAR, 1.401%, 08/28/47 (e)	306
770	CSMC Mortgage-Backed Trust, Series 2007-5, Class 5A5, VAR, 5.300%, 12/25/14	776
1,454	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	1,475
	First Horizon Mortgage Pass-Through Trust,
1,196	Series 2003-8, Class 2A1, 4.500%, 09/25/18	1,196
1,413	Series 2004-7, Class 2A1, 4.750%, 12/25/19	1,421
3,599	GMACM Mortgage Loan Trust, Series 2003-AR1, Class A4, VAR, 2.944%, 10/19/33	3,594
7,906	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	7,741

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
2,832		Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 0.510%, 02/25/35	2,725
		JP Morgan Mortgage Trust,
3,657		Series 2004-S2, Class 5A1, 5.500%, 12/25/19	3,707
4,779		Series 2006-A2, Class 4A1, VAR, 2.698%, 08/25/34	4,778
5		Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	5
		MASTR Alternative Loan Trust,
147		Series 2004-8, Class 6A1, 5.500%, 09/25/19	153
2,138		Series 2004-8, Class 7A1, 5.000%, 09/25/19	2,174
		MASTR Asset Securitization Trust,
417		Series 2002-7, Class 1A1, 5.500%, 11/25/17	429
952		Series 2003-2, Class 1A1, 5.000%, 03/25/18	958
527		Series 2003-11, Class 10A1, 5.000%, 12/25/18	530
1,319		Series 2004-6, Class 6A1, 4.500%, 07/25/19	1,333
2		ML Trust XLIV, Series 44, Class G, 9.000%, 08/20/20	2
163		Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	167
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
923		Series 2005-AR1, Class 1A1, VAR, 2.617%, 02/25/35	929
186		Series 2005-AR2, Class 3A1, VAR, 0.400%, 05/25/35	186
2,166		Series 2005-AR6, Class 4A1, VAR, 0.410%, 12/25/35	1,020
–	(h)	PaineWebber CMO Trust, Series L, Class 4, 8.950%, 07/01/18	1
1,792		Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	1,802
830		RALI Trust, Series 2003-QS1, Class A6, 4.250%, 01/25/33	834
26		RAMP Trust, Series 2004-SL1, Class A5, 6.000%, 11/25/31	27
3,187		RMS Mortgage Asset Trust, Series 2012-1, Class A1, VAR, 4.703%, 10/25/56 (e)	3,193
		Springleaf Mortgage Loan Trust,
6,771		Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	6,860
4,247		Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	4,245
2,859		Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	2,848
3,869		Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	3,869
2,805		WaMu Mortgage Pass-Through Certificates, Series 2003-S10, Class A4, 4.500%, 10/25/18	2,872
5,960		Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	5,998
		Wells Fargo Mortgage-Backed Securities Trust,
1,455		Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	1,494
23		Series 2003-K, Class 1A2, VAR, 2.490%, 11/25/33	24
3,715		Series 2003-M, Class A1, VAR, 2.618%, 12/25/33	3,746
1,373		Series 2004-EE, Class 2A2, VAR, 2.613%, 12/25/34	1,408
1,856		Series 2004-EE, Class 3A2, VAR, 2.634%, 12/25/34	1,895
1,899		Series 2004-O, Class A1, VAR, 4.915%, 08/25/34	1,938

			131,575

		Total Collateralized Mortgage Obligations (Cost $869,704)	876,253

Commercial Mortgage-Backed Securities — 4.9%
		A10 Securitization LLC,
3,958		Series 2012-1, Class A, 3.492%, 04/15/24 (e)	3,973
4,284		Series 2013-1, Class A, 2.400%, 11/15/25 (e)	4,308
9,299		A10 Term Asset Financing LLC, Series 2013-2, Class A, 2.620%, 11/15/27 (e)	9,319
		Banc of America Commercial Mortgage Trust,
15,598		Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	16,889
10,555		Series 2006-4, Class AM, 5.675%, 07/10/46	11,527
12,666		Series 2006-5, Class A4, 5.414%, 09/10/47	13,622

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
18,077	Banc of America Large Loan Trust, Series 2009-FDG, Class A, VAR, 5.204%, 01/25/42 (e)	19,640
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
6,500	Series 2004-3, Class D, VAR, 5.384%, 06/10/39	6,769
4,355	Series 2005-6, Class B, VAR, 5.177%, 09/10/47	4,561
	Bear Stearns Commercial Mortgage Securities Trust,
2,018	Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	2,020
2,703	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	2,780
10,000	CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.228%, 07/15/44	10,490
	COBALT CMBS Commercial Mortgage Trust,
12,118	Series 2006-C1, Class A4, 5.223%, 08/15/48	12,979
19,897	Series 2006-C1, Class AM, 5.254%, 08/15/48	20,524
	COMM Mortgage Trust,
15,000	Series 2005-LP5, Class B, VAR, 5.105%, 05/10/43	15,464
4,225	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	4,339
700	Commercial Mortgage Asset Trust, Series 1999-C1, Class D, VAR, 7.118%, 01/17/32	700
17,343	Commercial Mortgage Trust, Series 2006- GG7, Class A4, VAR, 5.820%, 07/10/38	18,727
15,315	Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3, VAR, 5.669%, 03/15/39	16,332
	DBRR Trust,
351	Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	351
17,108	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	17,064
7,586	Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	7,610
3,968	First Union-Lehman Brothers-Bank of America Commercial Mortgage Pass-Through Certificates, Series 1998-C2, Class G, VAR, 7.000%, 11/18/35 (e)	4,114
2,778	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2004-C2, Class A4, VAR, 5.301%, 08/10/38	2,788
5,560	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	5,562
14,770	GS Mortgage Securities Trust, Series 2006-GG8, Class AM, 5.591%, 11/10/39	16,089
4,840	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class B, VAR, 5.392%, 12/15/44	5,105
	JP Morgan Chase Commercial Mortgage Securities Trust,
7,455	Series 2006-CB17, Class A4, 5.429%, 12/12/43	8,053
6,890	Series 2006-LDP9, Class AM, 5.372%, 05/15/47	7,278
3,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,026
14,533	Series 2010-C1, Class A1, 3.853%, 06/15/43 (e)	14,875
	LB-UBS Commercial Mortgage Trust,
11,215	Series 2005-C2, Class A5, VAR, 5.150%, 04/15/30	11,508
2,930	Series 2006-C3, Class AM, VAR, 5.712%, 03/15/39	3,149
11,594	Series 2007-C2, Class A3, 5.430%, 02/15/40	12,753
3,772	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	4,265
4,900	Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM, VAR, 5.673%, 05/12/39	5,288
19,050	ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AM, VAR, 5.456%, 07/12/46	20,682
	Morgan Stanley Capital I Trust,
5,796	Series 2005-HQ5, Class C, VAR, 5.302%, 01/14/42	5,909
10,000	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	10,876
8,887	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	9,573
	Morgan Stanley Re-REMIC Trust,
640	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	641
1,266	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	1,269
15,169	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	15,264

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
11,698	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	11,764
	NCUA Guaranteed Notes Trust,
13,320	Series 2010-C1, Class A1, 1.600%, 10/29/20	13,414
2,056	Series 2010-C1, Class APT, 2.650%, 10/29/20	2,116
6,588	NorthStar, (Cayman Islands), Series 2013-1A, Class A, VAR, 2.000%, 08/25/29 (e)	6,594
9,231	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.350%, 08/25/29 (e)	9,239
4,331	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	4,332
14,216	TIAA CMBS I Trust, Series 2001-C1A, Class J, 5.770%, 06/19/33 (e)	14,258
	TIAA Seasoned Commercial Mortgage Trust,
5,658	Series 2007-C4, Class A3, VAR, 5.562%, 08/15/39	5,761
27,750	Series 2007-C4, Class AJ, VAR, 5.562%, 08/15/39	29,471
1,354	VFC LLC, Series 2013-1, Class A, 3.130%, 03/20/26 (e)	1,369
	Wachovia Bank Commercial Mortgage Trust,
2,560	Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	2,564
20,957	Series 2005-C22, Class AM, VAR, 5.330%, 12/15/44	22,174
8,519	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	8,522
3,778	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	3,803

	Total Commercial Mortgage-Backed Securities (Cost $532,279)	523,436

Corporate Bonds — 19.0%
	Consumer Discretionary — 0.9%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
4,050	2.600%, 12/01/16	4,205
525	5.500%, 01/15/16	565

		4,770

	Automobiles — 0.1%
	Daimler Finance North America LLC,
1,262	1.125%, 03/10/17 (e)	1,264
1,088	1.300%, 07/31/15 (e)	1,099
4,250	1.450%, 08/01/16 (e)	4,305
3,365	1.650%, 04/10/15 (e)	3,401
3,350	2.300%, 01/09/15 (e)	3,387
385	2.625%, 09/15/16 (e)	399

		13,855

	Media — 0.7%
	21st Century Fox America, Inc.,
360	5.300%, 12/15/14	370
1,495	7.600%, 10/11/15	1,621
315	8.000%, 10/17/16	366
1,500	CBS Corp., 1.950%, 07/01/17	1,528
	Comcast Corp.,
675	4.950%, 06/15/16	732
1,685	5.850%, 11/15/15	1,816
1,950	5.875%, 02/15/18	2,258
1,370	5.900%, 03/15/16	1,500
416	6.500%, 01/15/17	476
	Cox Communications, Inc.,
1,988	5.450%, 12/15/14	2,040
505	5.500%, 10/01/15	537
1,190	5.875%, 12/01/16 (e)	1,321
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
6,855	1.750%, 01/15/18	6,868
4,030	2.400%, 03/15/17	4,163
2,832	3.125%, 02/15/16	2,946
1,813	3.500%, 03/01/16	1,899
1,205	Discovery Communications LLC, 3.700%, 06/01/15	1,245
10,625	NBCUniversal Media LLC, 2.875%, 04/01/16	11,069
	Thomson Reuters Corp., (Canada),
5,215	0.875%, 05/23/16	5,221
775	1.300%, 02/23/17	777
3,886	Time Warner Cable, Inc., 5.850%, 05/01/17	4,388
	Time Warner, Inc.,
1,336	3.150%, 07/15/15	1,376
2,629	5.875%, 11/15/16	2,936
	Viacom, Inc.,
3,610	1.250%, 02/27/15	3,630
1,133	2.200%, 04/01/19	1,141
4,700	2.500%, 12/15/16	4,872
653	2.500%, 09/01/18	669

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	Walt Disney Co. (The),
2,910	Series E, 0.875%, 12/01/14	2,919
1,696	0.875%, 05/30/17	1,692

		72,376

	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
385	5.750%, 07/15/14	387
851	5.900%, 12/01/16	953
1,485	7.450%, 07/15/17	1,755
1,090	7.875%, 07/15/15	1,176

		4,271

	Specialty Retail — 0.1%
485	AutoZone, Inc., 5.750%, 01/15/15	500
2,155	Home Depot, Inc. (The), 2.250%, 09/10/18	2,216
	Lowe’s Cos., Inc.,
2,868	1.625%, 04/15/17	2,913
105	5.000%, 10/15/15	111

		5,740

	Total Consumer Discretionary	101,012

	Consumer Staples — 0.9%
	Beverages — 0.4%
5,847	Anheuser-Busch Cos. LLC, 5.050%, 10/15/16	6,425
	Anheuser-Busch InBev Finance, Inc.,
3,335	0.800%, 01/15/16	3,353
2,375	1.125%, 01/27/17	2,396
1,550	1.250%, 01/17/18	1,549
	Anheuser-Busch InBev Worldwide, Inc.,
755	0.800%, 07/15/15	758
1,371	5.375%, 11/15/14 (e)	1,401
3,400	Beam Suntory, Inc., 1.875%, 05/15/17	3,415
	Coca-Cola Co. (The),
1,385	1.500%, 11/15/15	1,408
1,773	1.800%, 09/01/16	1,819
461	Diageo Capital plc, (United Kingdom), 1.500%, 05/11/17	467
	Diageo Finance B.V., (Netherlands),
1,792	3.250%, 01/15/15	1,824
400	5.300%, 10/28/15	427
1,525	Dr. Pepper Snapple Group, Inc., 2.900%, 01/15/16	1,578
3,745	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	3,744
2,250	PepsiCo, Inc., 0.700%, 02/26/16	2,258
	SABMiller Holdings, Inc.,
3,240	1.850%, 01/15/15 (e)	3,268
630	2.450%, 01/15/17 (e)	651
3,069	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	3,413

		40,154

	Food & Staples Retailing — 0.2%
	CVS Caremark Corp.,
1,920	2.250%, 12/05/18	1,948
2,370	3.250%, 05/18/15	2,433
	Kroger Co. (The),
2,835	2.200%, 01/15/17	2,916
4,765	2.300%, 01/15/19	4,815
890	3.900%, 10/01/15	928
1,200	4.950%, 01/15/15	1,234
500	6.400%, 08/15/17	576
3,055	Walgreen Co., 1.800%, 09/15/17	3,095
1,900	Wal-Mart Stores, Inc., 2.250%, 07/08/15	1,940

		19,885

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
1,180	3.200%, 06/15/17	1,234
2,495	4.100%, 03/15/16	2,628
500	5.100%, 07/15/15	523
3,345	Cargill, Inc., 1.900%, 03/01/17 (e)	3,414
	ConAgra Foods, Inc.,
2,480	1.300%, 01/25/16	2,502
1,529	1.350%, 09/10/15	1,543
1,190	General Mills, Inc., 0.875%, 01/29/16	1,196
	Kellogg Co.,
729	1.750%, 05/17/17	738
3,095	1.875%, 11/17/16	3,167
3,265	4.450%, 05/30/16	3,500
1,480	Kraft Foods Group, Inc., 2.250%, 06/05/17	1,523
900	Mead Johnson Nutrition Co., 3.500%, 11/01/14	912
	Mondelez International, Inc.,
7,265	2.250%, 02/01/19	7,329
2,145	4.125%, 02/09/16	2,267
2,365	Nabisco, Inc., 7.550%, 06/15/15	2,535
2,130	Tyson Foods, Inc., 6.600%, 04/01/16	2,345

		37,356

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Household Products — 0.0% (g)
425	Clorox Co. (The), 5.000%, 01/15/15	437

	Total Consumer Staples	97,832

	Energy — 1.6%
	Energy Equipment & Services — 0.3%
737	Cameron International Corp., 1.600%, 04/30/15	744
8,168	Halliburton Co., 1.000%, 08/01/16	8,235
5,405	Nabors Industries, Inc., 6.150%, 02/15/18	6,164
902	National Oilwell Varco, Inc., 1.350%, 12/01/17	902
	Noble Holding International Ltd., (Cayman Islands),
3,093	2.500%, 03/15/17	3,167
2,450	3.450%, 08/01/15	2,526
2,700	Pride International, Inc., 8.500%, 06/15/19	3,446
1,440	Schlumberger Investment S.A., (Luxembourg), 1.250%, 08/01/17 (e)	1,437
	Transocean, Inc., (Cayman Islands),
4,980	2.500%, 10/15/17	5,094
650	4.950%, 11/15/15	688
1,300	6.000%, 03/15/18	1,466
370	7.375%, 04/15/18	430
535	Weatherford International Ltd., (Bermuda), 5.500%, 02/15/16	577
1,450	Weatherford International, Inc., 6.350%, 06/15/17	1,650

		36,526

	Oil, Gas & Consumable Fuels — 1.3%
	Anadarko Petroleum Corp.,
960	5.750%, 06/15/14	962
5,529	5.950%, 09/15/16	6,151
	Apache Corp.,
3,990	1.750%, 04/15/17	4,074
1,030	5.625%, 01/15/17	1,150
1,795	BG Energy Capital plc, (United Kingdom), 2.875%, 10/15/16 (e)	1,872
	BP Capital Markets plc, (United Kingdom),
5,119	0.700%, 11/06/15	5,139
5,562	1.375%, 11/06/17	5,584
2,935	1.846%, 05/05/17	2,999
4,040	3.200%, 03/11/16	4,233
4,975	3.875%, 03/10/15	5,112
	Canadian Natural Resources Ltd., (Canada),
1,288	1.450%, 11/14/14	1,294
3,660	4.900%, 12/01/14	3,741
1,280	5.700%, 05/15/17	1,443
965	5.900%, 02/01/18	1,108
800	Chevron Corp., 1.718%, 06/24/18	807
6,264	CNOOC Nexen Finance 2014 ULC, (Canada), 1.625%, 04/30/17	6,313
1,065	ConocoPhillips, 6.650%, 07/15/18	1,272
1,400	ConocoPhillips Co., 1.050%, 12/15/17	1,392
	Devon Energy Corp.,
4,225	1.200%, 12/15/16	4,247
2,536	1.875%, 05/15/17	2,582
4,250	Enterprise Products Operating LLC, Series L, 6.500%, 01/31/19	5,063
1,662	EOG Resources, Inc., 2.500%, 02/01/16	1,714
1,500	Magellan Midstream Partners LP, 6.550%, 07/15/19	1,795
	Marathon Oil Corp.,
6,163	0.900%, 11/01/15	6,194
1,195	6.000%, 10/01/17	1,368
1,115	Marathon Petroleum Corp., 3.500%, 03/01/16	1,165
	Occidental Petroleum Corp.,
365	1.500%, 02/15/18	365
1,075	1.750%, 02/15/17	1,095
4,766	PC Financial Partnership, 5.000%, 11/15/14	4,860
3,590	Petrobras Global Finance B.V., (Netherlands), 3.250%, 03/17/17	3,659
	Petrobras International Finance Co., (Cayman Islands),
7,542	3.500%, 02/06/17	7,736
1,645	3.875%, 01/27/16	1,697
3,300	6.125%, 10/06/16	3,580
2,560	Petroleos Mexicanos, (Mexico), 3.125%, 01/23/19 (e)	2,637
2,091	Phillips 66, 2.950%, 05/01/17	2,190
	Plains All American Pipeline LP/PAA Finance Corp.,
2,547	6.125%, 01/15/17	2,868
5,380	6.500%, 05/01/18	6,333
1,000	Spectra Energy Capital LLC, 6.200%, 04/15/18	1,155
629	Spectra Energy Partners LP, 2.950%, 09/25/18	653
	Statoil ASA, (Norway),
235	1.800%, 11/23/16	241

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
548	1.950%, 11/08/18	554
1,379	3.125%, 08/17/17	1,466
730	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	851
2,455	Talisman Energy, Inc., (Canada), 5.125%, 05/15/15	2,559
1,490	Texas Eastern Transmission LP, 6.000%, 09/15/17 (e)	1,670
	Total Capital International S.A., (France),
288	0.750%, 01/25/16	290
2,055	1.000%, 08/12/16	2,070
924	1.500%, 02/17/17	939
716	1.550%, 06/28/17	726
3,237	Total Capital S.A., (France), 3.000%, 06/24/15	3,326
	TransCanada PipeLines Ltd., (Canada),
785	0.750%, 01/15/16	788
400	3.400%, 06/01/15	412
525	6.500%, 08/15/18	624
249	7.690%, 06/30/16	281
1,195	Valero Energy Corp., 6.125%, 06/15/17	1,366

		135,765

	Total Energy	172,291

	Financials — 10.5%
	Banks — 4.3%
6,346	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	6,448
1,200	American Express Bank FSB, 6.000%, 09/13/17	1,378
1,896	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	1,953
	Australia & New Zealand Banking Group Ltd., (Australia),
1,700	3.250%, 03/01/16 (e)	1,773
2,800	Reg. S, 3.250%, 03/01/16	2,920
	Bank of America Corp.,
4,720	Series L, 1.350%, 11/21/16	4,738
5,685	2.000%, 01/11/18	5,725
4,070	2.600%, 01/15/19	4,133
5,325	Series L, 2.650%, 04/01/19	5,406
3,715	3.625%, 03/17/16	3,894
3,455	3.750%, 07/12/16	3,645
2,315	3.875%, 03/22/17	2,477
3,000	4.500%, 04/01/15	3,096
570	4.750%, 08/01/15	597
968	Series C, 5.000%, 01/15/15	995
4,750	Series B, 5.300%, 09/30/15	5,033
4,455	5.625%, 10/14/16	4,908
4,203	5.750%, 12/01/17	4,761
11,010	6.000%, 09/01/17	12,501
4,105	6.400%, 08/28/17	4,708
4,530	6.500%, 08/01/16	5,043
5,746	6.875%, 04/25/18	6,802
	Bank of Montreal, (Canada),
3,325	0.800%, 11/06/15	3,342
6,034	1.300%, 10/31/14 (e)	6,060
	Bank of Nova Scotia, (Canada),
325	0.750%, 10/09/15	326
1,390	1.375%, 12/18/17	1,389
5,236	1.650%, 10/29/15 (e)	5,327
230	2.550%, 01/12/17	239
1,645	2.900%, 03/29/16	1,714
5,300	3.400%, 01/22/15	5,404
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
2,640	1.550%, 09/09/16 (e)	2,673
3,905	3.850%, 01/22/15 (e)	3,987
2,935	Banque Federative du Credit Mutuel S.A., (France), 1.700%, 01/20/17 (e)	2,961
	Barclays Bank plc, (United Kingdom),
10,925	2.500%, 09/21/15 (e)	11,219
5,250	2.750%, 02/23/15	5,338
1,250	Series 1, 5.000%, 09/22/16	1,364
	BB&T Corp.,
673	1.450%, 01/12/18	672
840	1.600%, 08/15/17	847
2,230	2.150%, 03/22/17	2,286
11,035	3.200%, 03/15/16	11,516
312	3.950%, 04/29/16	331
1,878	5.200%, 12/23/15	2,005
1,684	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	1,700
	Canadian Imperial Bank of Commerce, (Canada),
2,330	2.350%, 12/11/15	2,399
3,000	2.600%, 07/02/15 (e)	3,074
	Citigroup, Inc.,
1,955	1.700%, 07/25/16	1,980
4,077	1.750%, 05/01/18	4,057

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
4,170	2.500%, 09/26/18	4,237
6,381	3.953%, 06/15/16	6,752
12,570	4.450%, 01/10/17	13,573
1,743	4.700%, 05/29/15	1,813
5,621	4.750%, 05/19/15	5,840
162	5.500%, 10/15/14	165
600	5.850%, 08/02/16	660
8,080	6.010%, 01/15/15	8,351
5,349	6.125%, 11/21/17	6,121
2,800	6.125%, 05/15/18	3,239
2,040	Comerica, Inc., 3.000%, 09/16/15	2,104
10,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 3.200%, 03/11/15 (e)	10,220
12,209	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	12,485
	Fifth Third Bancorp,
470	2.300%, 03/01/19	473
7,251	3.625%, 01/25/16	7,588
	Fifth Third Bank,
2,000	1.350%, 06/01/17	2,005
600	1.450%, 02/28/18	597
5,524	HSBC Bank plc, (United Kingdom), 1.500%, 05/15/18 (e)	5,487
	KeyBank N.A.,
1,560	1.650%, 02/01/18	1,564
1,290	5.800%, 07/01/14	1,296
10,775	KeyCorp, 3.750%, 08/13/15	11,163
2,850	Manufacturers & Traders Trust Co., 1.450%, 03/07/18	2,836
	National Australia Bank Ltd., (Australia),
960	2.750%, 09/28/15 (e)	988
900	2.750%, 03/09/17	940
3,107	3.000%, 07/27/16 (e)	3,249
2,340	3.750%, 03/02/15 (e)	2,399
8,246	National City Corp., 4.900%, 01/15/15	8,477
6,450	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	6,800
5,765	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	5,807
	PNC Funding Corp.,
8,928	2.700%, 09/19/16	9,301
2,045	3.625%, 02/08/15	2,090
2,155	4.250%, 09/21/15	2,258
	Royal Bank of Canada, (Canada),
490	0.800%, 10/30/15	493
890	1.500%, 01/16/18	892
3,500	2.200%, 07/27/18	3,578
12,250	2.300%, 07/20/16	12,669
884	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	882
	SunTrust Banks, Inc.,
5,560	3.500%, 01/20/17	5,893
8,531	3.600%, 04/15/16	8,982
	Toronto-Dominion Bank (The), (Canada),
3,200	1.500%, 03/13/17 (e)	3,250
6,100	2.200%, 07/29/15 (e)	6,233
	U.S. Bancorp,
3,495	1.650%, 05/15/17	3,550
1,705	2.450%, 07/27/15	1,744
5,938	2.875%, 11/20/14	6,013
	Wachovia Corp.,
22,005	5.625%, 10/15/16	24,328
2,165	5.750%, 06/15/17	2,455
3,362	5.750%, 02/01/18	3,856
	Wells Fargo & Co.,
3,050	1.150%, 06/02/17	3,049
1,310	1.250%, 02/13/15	1,319
1,750	1.250%, 07/20/16	1,767
1,751	1.500%, 07/01/15	1,771
6,780	2.100%, 05/08/17	6,973
1,040	2.625%, 12/15/16	1,084
560	5.000%, 11/15/14	572
5,185	SUB, 3.676%, 06/15/16	5,486
	Wells Fargo Bank N.A.,
4,310	Series AI, 4.750%, 02/09/15	4,437
1,500	5.000%, 08/15/15	1,576
3,375	5.600%, 03/15/16	3,662
	Westpac Banking Corp., (Australia),
3,106	3.000%, 08/04/15	3,199
7,973	3.000%, 12/09/15	8,276
4,790	4.200%, 02/27/15	4,926

		458,937

	Capital Markets — 2.6%
	Bank of New York Mellon Corp. (The),
1,324	0.700%, 10/23/15	1,329
1,961	1.200%, 02/20/15	1,972

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
1,405	1.300%, 01/25/18	1,396
610	2.200%, 03/04/19	616
2,113	2.300%, 07/28/16	2,184
6,277	2.500%, 01/15/16	6,478
3,430	Series 1, 2.950%, 06/18/15	3,523
6,900	BlackRock, Inc., 3.500%, 12/10/14	7,014
5,000	BNY Mellon N.A., 4.750%, 12/15/14	5,115
9,420	Credit Suisse, (Switzerland), 3.500%, 03/23/15	9,647
	Credit Suisse USA, Inc.,
2,255	4.875%, 01/15/15	2,316
12,188	5.125%, 08/15/15	12,847
395	5.850%, 08/16/16	437
	Deutsche Bank AG, (Germany),
1,280	1.350%, 05/30/17	1,281
1,430	2.500%, 02/13/19	1,454
13,790	3.250%, 01/11/16	14,345
6,640	Deutsche Bank Financial LLC, 5.375%, 03/02/15	6,868
	Goldman Sachs Group, Inc. (The),
725	1.600%, 11/23/15	734
2,994	2.625%, 01/31/19	3,036
13,546	3.300%, 05/03/15	13,879
17,355	3.625%, 02/07/16	18,137
14,915	3.700%, 08/01/15	15,423
2,516	5.350%, 01/15/16	2,697
5,390	5.950%, 01/18/18	6,143
2,550	6.150%, 04/01/18	2,933
5,907	6.250%, 09/01/17	6,751
2,108	7.500%, 02/15/19	2,581
	ING Bank N.V., (Netherlands),
3,772	2.000%, 09/25/15 (e)	3,836
3,000	3.750%, 03/07/17 (e)	3,201
	Jefferies Group LLC,
10,275	3.875%, 11/09/15	10,660
600	5.125%, 04/13/18	658
2,050	5.875%, 06/08/14	2,052
	Macquarie Bank Ltd., (Australia),
4,673	2.000%, 08/15/16 (e)	4,754
3,303	5.000%, 02/22/17 (e)	3,617
	Macquarie Group Ltd., (Australia),
3,080	3.000%, 12/03/18 (e)	3,159
425	4.875%, 08/10/17 (e)	464
2,128	Mellon Funding Corp., 5.000%, 12/01/14	2,176
	Morgan Stanley,
1,071	1.750%, 02/25/16	1,087
5,101	2.500%, 01/24/19	5,182
6,250	4.100%, 01/26/15	6,388
13,242	4.200%, 11/20/14	13,480
5,040	4.750%, 03/22/17	5,499
3,055	5.375%, 10/15/15	3,247
1,270	5.550%, 04/27/17	1,417
1,655	5.750%, 10/18/16	1,829
7,570	5.950%, 12/28/17	8,633
8,780	6.000%, 04/28/15	9,203
4,508	6.625%, 04/01/18	5,280
	Nomura Holdings, Inc., (Japan),
2,345	4.125%, 01/19/16	2,461
8,505	5.000%, 03/04/15	8,776
3,300	Raymond James Financial, Inc., 4.250%, 04/15/16	3,496
	State Street Corp.,
920	1.350%, 05/15/18	912
2,015	5.375%, 04/30/17	2,259
1,600	TD Ameritrade Holding Corp., 4.150%, 12/01/14	1,630
	UBS AG, (Switzerland),
5,299	3.875%, 01/15/15	5,415
3,126	5.750%, 04/25/18	3,595

		275,502

	Consumer Finance — 1.8%
	American Express Centurion Bank,
950	0.875%, 11/13/15	955
1,633	5.950%, 06/12/17	1,856
1,645	6.000%, 09/13/17	1,889
720	American Express Co., 5.500%, 09/12/16	794
	American Express Credit Corp.,
3,635	1.300%, 07/29/16	3,672
833	2.375%, 03/24/17	864
4,280	2.750%, 09/15/15	4,404
8,262	2.800%, 09/19/16	8,633
2,150	5.300%, 12/02/15	2,304
	American Honda Finance Corp.,
1,667	1.000%, 08/11/15 (e)	1,679
1,409	1.125%, 10/07/16	1,422
2,085	1.450%, 02/27/15 (e)	2,103

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amount in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
1,725	2.500%, 09/21/15 (e)	1,770
2,200	3.500%, 03/16/15 (e)	2,255
	Capital One Financial Corp.,
3,532	1.000%, 11/06/15	3,548
3,075	2.150%, 03/23/15	3,117
613	2.450%, 04/24/19	619
7,098	3.150%, 07/15/16	7,426
1,330	5.500%, 06/01/15	1,394
	Caterpillar Financial Services Corp.,
1,629	0.700%, 11/06/15	1,636
1,270	0.700%, 02/26/16	1,273
2,115	1.000%, 11/25/16	2,126
630	1.050%, 03/26/15	634
3,515	1.125%, 12/15/14	3,531
760	Series G, 2.050%, 08/01/16	782
275	2.650%, 04/01/16	286
1,700	5.500%, 03/15/16	1,845
	Ford Motor Credit Co. LLC,
2,578	1.700%, 05/09/16	2,617
2,900	2.375%, 01/16/18	2,957
2,600	2.375%, 03/12/19	2,609
1,000	2.750%, 05/15/15	1,020
3,546	2.875%, 10/01/18	3,665
4,933	3.000%, 06/12/17	5,150
15,786	3.984%, 06/15/16	16,725
6,080	4.207%, 04/15/16	6,449
	HSBC Finance Corp.,
15,901	5.000%, 06/30/15	16,630
2,185	5.250%, 04/15/15	2,274
1,120	5.500%, 01/19/16	1,205
	HSBC USA, Inc.,
5,440	1.625%, 01/16/18	5,462
930	2.625%, 09/24/18	964
	John Deere Capital Corp.,
536	0.700%, 09/04/15	538
1,418	0.875%, 04/17/15	1,426
790	1.850%, 09/15/16	809
2,600	1.950%, 03/04/19	2,603
2,360	2.000%, 01/13/17	2,431
2,400	2.250%, 06/07/16	2,478
1,335	2.950%, 03/09/15	1,362
	Nissan Motor Acceptance Corp.,
5,743	1.000%, 03/15/16 (e)	5,761
3,883	1.800%, 03/15/18 (e)	3,896
1,900	2.350%, 03/04/19 (e)	1,905
4,258	PACCAR Financial Corp., 1.600%, 03/15/17	4,319
	Toyota Motor Credit Corp.,
5,843	1.250%, 11/17/14	5,869
3,576	1.250%, 10/05/17	3,583
4,365	1.375%, 01/10/18	4,383
5,195	2.050%, 01/12/17	5,349
2,250	2.100%, 01/17/19	2,277
1,200	2.800%, 01/11/16	1,245
2,737	3.200%, 06/17/15	2,818
	Volkswagen International Finance N.V., (Netherlands),
3,450	1.625%, 03/22/15 (e)	3,484
2,363	2.375%, 03/22/17 (e)	2,439
2,050	2.875%, 04/01/16 (e)	2,132

		191,651

	Diversified Financial Services — 0.8%
5,957	Berkshire Hathaway, Inc., 1.900%, 01/31/17	6,118
500	Boeing Capital Corp., 2.125%, 08/15/16	516
4,838	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	5,017
	General Electric Capital Corp.,
2,958	1.000%, 12/11/15	2,984
6,948	1.625%, 07/02/15	7,032
5,476	2.300%, 04/27/17	5,658
1,775	2.300%, 01/14/19	1,812
2,000	2.900%, 01/09/17	2,097
12,870	3.500%, 06/29/15	13,301
2,345	4.375%, 09/21/15	2,464
5,585	5.000%, 01/08/16	5,978
1,000	5.375%, 10/20/16	1,106
1,122	5.400%, 02/15/17	1,252
6,370	5.625%, 09/15/17	7,224
5,250	5.625%, 05/01/18	6,033
605	Series A, 6.900%, 09/15/15	654
544	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 2.000%, 11/08/17 (e)	550
2,486	IntercontinentalExchange Group, Inc., 2.500%, 10/15/18	2,554
2,000	MBNA Corp., 5.000%, 06/15/15	2,088

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amount in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
490	National Rural Utilities Cooperative Finance Corp., 1.900%, 11/01/15	499
	Shell International Finance B.V., (Netherlands),
533	1.125%, 08/21/17	533
3,250	1.900%, 08/10/18	3,302
3,052	3.100%, 06/28/15	3,144
849	3.250%, 09/22/15	881
750	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	835

		83,632

	Insurance — 0.8%
	ACE INA Holdings, Inc.,
3,000	2.600%, 11/23/15	3,089
5,000	5.600%, 05/15/15	5,241
1,375	5.800%, 03/15/18	1,582
1,670	5.875%, 06/15/14	1,674
	American International Group, Inc.,
1,351	3.800%, 03/22/17	1,450
260	4.875%, 09/15/16	283
4,436	5.600%, 10/18/16	4,900
2,343	Aon Corp., 3.500%, 09/30/15	2,430
	Berkshire Hathaway Finance Corp.,
674	1.300%, 05/15/18	670
1,470	1.600%, 05/15/17	1,495
845	Chubb Corp. (The), 5.750%, 05/15/18	975
	CNA Financial Corp.,
4,840	5.850%, 12/15/14	4,981
1,255	6.950%, 01/15/18	1,444
1,790	7.350%, 11/15/19	2,217
800	Liberty Mutual Group, Inc., 6.700%, 08/15/16 (e)	898
	MassMutual Global Funding II,
6,000	2.000%, 04/05/17 (e)	6,147
1,085	3.125%, 04/14/16 (e)	1,135
	Metropolitan Life Global Funding I,
3,250	1.500%, 01/10/18 (e)	3,238
1,700	2.000%, 01/09/15 (e)	1,717
5,081	2.500%, 09/29/15 (e)	5,219
1,900	3.125%, 01/11/16 (e)	1,974
2,850	5.125%, 06/10/14 (e)	2,853
	New York Life Global Funding,
590	0.750%, 07/24/15 (e)	591
920	2.450%, 07/14/16 (e)	954
5,665	3.000%, 05/04/15 (e)	5,791
4,120	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	4,053
3,298	Principal Financial Group, Inc., 1.850%, 11/15/17	3,321
	Principal Life Global Funding II,
2,141	1.000%, 12/11/15 (e)	2,156
730	1.125%, 09/18/15 (e)	735
2,969	2.250%, 10/15/18 (e)	2,988
1,000	Principal Life Income Funding Trusts, 5.550%, 04/27/15	1,047
3,450	Prudential Financial, Inc., 4.750%, 09/17/15	3,634
	Travelers Cos., Inc. (The),
1,200	5.500%, 12/01/15	1,288
1,000	5.750%, 12/15/17	1,149
2,561	6.250%, 06/20/16	2,848

		86,167

	Real Estate Investment Trusts (REITs) — 0.2%
705	Boston Properties LP, 5.000%, 06/01/15	736
	Duke Realty LP,
2,295	5.500%, 03/01/16	2,469
825	5.950%, 02/15/17	920
	ERP Operating LP,
219	5.125%, 03/15/16	236
500	5.250%, 09/15/14	507
755	5.375%, 08/01/16	828
566	5.750%, 06/15/17	641
	HCP, Inc.,
1,095	6.700%, 01/30/18	1,283
4,212	7.072%, 06/08/15	4,485
	Health Care REIT, Inc.,
235	2.250%, 03/15/18	239
285	3.625%, 03/15/16	299
	Simon Property Group LP,
1,001	2.150%, 09/15/17	1,031
2,737	2.200%, 02/01/19	2,773
1,738	4.200%, 02/01/15	1,765
438	5.100%, 06/15/15	459
2,355	5.250%, 12/01/16	2,584
825	6.100%, 05/01/16	899
1,060	Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	1,098

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
3,050	WCI Finance LLC/WEA Finance LLC, 5.700%, 10/01/16 (e)	3,380

		26,632

	Thrifts & Mortgage Finance — 0.0% (g)
500	Abbey National Treasury Services plc, (United Kingdom), 4.000%, 04/27/16	529

	Total Financials	1,123,050

	Health Care — 0.9%
	Biotechnology — 0.2%
	Amgen, Inc.,
1,790	1.250%, 05/22/17	1,790
292	1.875%, 11/15/14	294
4,670	2.125%, 05/15/17	4,791
653	2.300%, 06/15/16	672
1,065	2.500%, 11/15/16	1,106
435	5.850%, 06/01/17	492
3,140	Biogen Idec, Inc., 6.875%, 03/01/18	3,719
	Celgene Corp.,
1,501	1.900%, 08/15/17	1,524
2,346	2.450%, 10/15/15	2,398
905	Gilead Sciences, Inc., 2.050%, 04/01/19	912

		17,698

	Health Care Equipment & Supplies — 0.0% (g)
1,925	Medtronic, Inc., 3.000%, 03/15/15	1,967

	Health Care Providers & Services — 0.4%
1,128	Aetna, Inc., 1.750%, 05/15/17	1,146
	Cardinal Health, Inc.,
315	1.900%, 06/15/17	321
1,469	4.000%, 06/15/15	1,523
315	5.800%, 10/15/16	350
	Express Scripts Holding Co.,
1,530	2.100%, 02/12/15	1,547
830	2.650%, 02/15/17	862
2,080	2.750%, 11/21/14	2,102
3,298	3.500%, 11/15/16	3,493
2,618	Laboratory Corp of America Holdings,
	2.500%, 11/01/18	2,647
	Laboratory Corp. of America Holdings,
2,562	2.200%, 08/23/17	2,617
2,214	3.125%, 05/15/16	2,311
3,250	5.625%, 12/15/15	3,483
	McKesson Corp.,
544	0.950%, 12/04/15	547
1,698	2.284%, 03/15/19	1,710
	Medco Health Solutions, Inc.,
820	2.750%, 09/15/15	841
575	7.125%, 03/15/18	684
	Quest Diagnostics, Inc.,
2,215	3.200%, 04/01/16	2,303
800	5.450%, 11/01/15	852
	UnitedHealth Group, Inc.,
1,587	0.850%, 10/15/15	1,595
867	1.400%, 10/15/17	873
250	1.875%, 11/15/16	257
2,095	5.000%, 08/15/14	2,114
380	5.375%, 03/15/16	412
215	6.000%, 06/15/17	245
	Ventas Realty LP,
1,569	1.250%, 04/17/17	1,571
2,575	1.550%, 09/26/16	2,607
	WellPoint, Inc.,
1,800	1.250%, 09/10/15	1,815
380	5.000%, 12/15/14	390
3,755	5.250%, 01/15/16	4,024

		45,242

	Life Sciences Tools & Services — 0.1%
665	Life Technologies Corp., 3.500%, 01/15/16	693
	Thermo Fisher Scientific, Inc.,
500	1.300%, 02/01/17	502
1,000	1.850%, 01/15/18	1,009
2,000	3.200%, 03/01/16	2,084
2,455	5.000%, 06/01/15	2,561

		6,849

	Pharmaceuticals — 0.2%
1,885	AbbVie, Inc., 1.750%, 11/06/17	1,901
2,875	Actavis, Inc., 1.875%, 10/01/17	2,907
810	GlaxoSmithKline Capital plc, (United Kingdom), 1.500%, 05/08/17	820
660	GlaxoSmithKline Capital, Inc., 0.700%, 03/18/16	662
1,165	Hospira, Inc., 6.050%, 03/30/17	1,291
2,525	Merck Sharp & Dohme Corp., 4.750%, 03/01/15	2,609
2,400	Mylan, Inc., 1.350%, 11/29/16	2,413
369	Perrigo Co., Ltd., (Ireland), 1.300%, 11/08/16 (e)	369
6,770	Pfizer, Inc., 0.900%, 01/15/17	6,769

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
1,495	Sanofi, (France), 1.250%, 04/10/18	1,478
3,950	Teva Pharmaceutical Finance Co., B.V., (Netherlands), 2.400%, 11/10/16	4,076
1,067	Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, (Netherlands), 3.000%, 06/15/15	1,095

		26,390

	Total Health Care	98,146

	Industrials — 0.9%
	Aerospace & Defense — 0.2%
3,510	BAE Systems Holdings, Inc., 5.200%, 08/15/15 (e)	3,686
1,380	BAE Systems plc, (United Kingdom), 3.500%, 10/11/16 (e)	1,441
1,253	General Dynamics Corp., 1.000%, 11/15/17	1,242
	Lockheed Martin Corp.,
2,835	2.125%, 09/15/16	2,921
1,300	7.650%, 05/01/16	1,471
2,035	Northrop Grumman Corp., 1.750%, 06/01/18	2,025
990	Northrop Grumman Systems Corp., 7.750%, 03/01/16	1,102
1,376	Precision Castparts Corp., 0.700%, 12/20/15	1,380
	Textron, Inc.,
655	5.600%, 12/01/17	737
3,910	6.200%, 03/15/15	4,081
595	United Technologies Corp., 1.800%, 06/01/17	607

		20,693

	Commercial Services & Supplies — 0.2%
10,434	ADT Corp. (The), 2.250%, 07/15/17	10,330
1,615	Republic Services, Inc., 3.800%, 05/15/18	1,738
	Waste Management, Inc.,
1,220	2.600%, 09/01/16	1,266
3,313	6.375%, 03/11/15	3,464
1,800	7.125%, 12/15/17	2,105

		18,903

	Construction & Engineering — 0.0% (g)
990	ABB Finance USA, Inc., 1.625%, 05/08/17	1,002

	Electrical Equipment — 0.1%
	Eaton Corp.,
2,465	0.950%, 11/02/15	2,479
6,084	1.500%, 11/02/17	6,111
1,700	Emerson Electric Co., 5.000%, 12/15/14	1,742

		10,332

	Industrial Conglomerates — 0.0% (g)
800	Cooper U.S., Inc., 5.450%, 04/01/15	833
3,100	General Electric Co., 5.250%, 12/06/17	3,508

		4,341

	Machinery — 0.0% (g)
220	Caterpillar, Inc., 5.700%, 08/15/16	243
	Illinois Tool Works, Inc.,
937	0.900%, 02/25/17	939
1,909	1.950%, 03/01/19	1,917

		3,099

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
3,268	5.650%, 05/01/17	3,697
1,750	5.750%, 03/15/18	2,013
2,900	Canadian Pacific Railway Co., (Canada), 6.500%, 05/15/18	3,379
4,595	CSX Corp., 6.250%, 04/01/15	4,810
	ERAC USA Finance LLC,
1,950	1.400%, 04/15/16 (e)	1,966
1,012	2.750%, 03/15/17 (e)	1,045
3,038	5.600%, 05/01/15 (e)	3,173
1,476	6.200%, 11/01/16 (e)	1,655
1,100	Norfolk Southern Corp., 5.750%, 01/15/16	1,187
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
3,586	2.500%, 07/11/14 (e)	3,593
4,355	3.125%, 05/11/15 (e)	4,457
	Ryder System, Inc.,
4,609	2.500%, 03/01/17	4,719
1,000	3.600%, 03/01/16	1,050
	Union Pacific Corp.,
1,075	5.650%, 05/01/17	1,212
1,455	7.000%, 02/01/16	1,593

		39,549

	Total Industrials	97,919

	Information Technology — 0.9%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
1,700	1.100%, 03/03/17	1,708
2,230	2.125%, 03/01/19	2,252

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Communications Equipment — continued
1,960	5.500%, 02/22/16	2,130

		6,090

	Electronic Equipment, Instruments & Components — 0.1%
4,500	ABB Treasury Center USA, Inc., 2.500%, 06/15/16 (e)	4,646
	Arrow Electronics, Inc.,
1,312	3.000%, 03/01/18	1,353
5,285	3.375%, 11/01/15	5,464

		11,463

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
2,865	0.700%, 07/15/15	2,877
1,360	1.625%, 10/15/15	1,385

		4,262

	IT Services — 0.2%
300	Affiliated Computer Services, Inc., 5.200%, 06/01/15	313
	International Business Machines Corp.,
2,010	0.450%, 05/06/16	2,011
1,375	0.875%, 10/31/14	1,379
5,860	1.950%, 07/22/16	6,025
	Xerox Corp.,
634	2.950%, 03/15/17	662
4,540	4.250%, 02/15/15	4,659
1,390	6.750%, 02/01/17	1,585

		16,634

	Semiconductors & Semiconductor Equipment — 0.1%
2,943	Intel Corp., 1.950%, 10/01/16	3,029
	National Semiconductor Corp.,
6,197	3.950%, 04/15/15	6,393
1,988	6.600%, 06/15/17	2,301
4,610	Texas Instruments, Inc., 2.375%, 05/16/16	4,776

		16,499

	Software — 0.2%
8,282	Intuit, Inc., 5.750%, 03/15/17	9,295
349	Microsoft Corp., 0.875%, 11/15/17	347
	Oracle Corp.,
1,660	2.375%, 01/15/19	1,700
5,155	5.250%, 01/15/16	5,553

		16,895

	Technology Hardware, Storage & Peripherals — 0.2%
	Apple, Inc.,
6,276	0.450%, 05/03/16	6,278
5,915	2.100%, 05/06/19	5,971
6,900	EMC Corp., 1.875%, 06/01/18	6,976
	Hewlett-Packard Co.,
4,472	2.125%, 09/13/15	4,556
2,500	4.750%, 06/02/14	2,500

		26,281

	Total Information Technology	98,124

	Materials — 0.7%
	Chemicals — 0.3%
2,135	Dow Chemical Co. (The), 2.500%, 02/15/16	2,201
	E.I. du Pont de Nemours & Co.,
2,856	1.950%, 01/15/16	2,925
3,225	3.250%, 01/15/15	3,285
2,840	5.250%, 12/15/16	3,150
	Ecolab, Inc.,
733	1.000%, 08/09/15	737
520	1.450%, 12/08/17	521
2,100	2.375%, 12/08/14	2,122
3,175	3.000%, 12/08/16	3,339
960	Monsanto Co., 2.750%, 04/15/16	1,000
4,066	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	4,305
	PPG Industries, Inc.,
1,285	1.900%, 01/15/16	1,309
840	6.650%, 03/15/18	985
	Praxair, Inc.,
830	4.625%, 03/30/15	859
3,390	5.375%, 11/01/16	3,731
502	Rohm & Haas Co., 6.000%, 09/15/17	570

		31,039

	Construction Materials — 0.0% (g)
	CRH America, Inc.,
285	4.125%, 01/15/16	300
975	6.000%, 09/30/16	1,084

		1,384

	Metals & Mining — 0.4%
	BHP Billiton Finance USA Ltd., (Australia),
4,679	1.125%, 11/21/14	4,699
5,035	1.625%, 02/24/17	5,135

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
1,365	1.875%, 11/21/16	1,403
375	5.250%, 12/15/15	403
	Freeport-McMoRan Copper & Gold, Inc.,
5,660	1.400%, 02/13/15	5,690
2,417	2.150%, 03/01/17	2,471
350	2.375%, 03/15/18	355
	Nucor Corp.,
1,500	5.750%, 12/01/17	1,714
530	5.850%, 06/01/18	611
4,850	Rio Tinto Alcan, Inc., (Canada), 5.000%, 06/01/15	5,062
	Rio Tinto Finance USA Ltd., (Australia),
1,160	1.875%, 11/02/15	1,181
897	2.250%, 09/20/16	925
5,724	TCI Communications, Inc., 8.750%, 08/01/15	6,277
	Teck Resources Ltd., (Canada),
1,385	2.500%, 02/01/18	1,408
5,785	3.150%, 01/15/17	6,034

		43,368

	Total Materials	75,791

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.6%
	AT&T, Inc.,
6,383	0.900%, 02/12/16	6,406
596	1.600%, 02/15/17	604
3,260	1.700%, 06/01/17	3,300
2,765	2.300%, 03/11/19	2,794
1,000	2.500%, 08/15/15	1,024
200	2.950%, 05/15/16	208
1,275	5.500%, 02/01/18	1,448
470	5.625%, 06/15/16	515
	BellSouth Corp.,
9,252	5.200%, 09/15/14	9,376
2,270	5.200%, 12/15/16	2,493
	British Telecommunications plc, (United Kingdom),
2,419	2.000%, 06/22/15	2,454
942	2.350%, 02/14/19	951
	Deutsche Telekom International Finance B.V., (Netherlands),
2,715	2.250%, 03/06/17 (e)	2,792
1,000	5.750%, 03/23/16	1,087
1,533	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	1,544
1,056	Orange S.A., (France), 2.750%, 02/06/19	1,084
2,000	Qwest Corp., 7.500%, 10/01/14	2,042
2,057	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	2,061
	Telefonica Emisiones S.A.U., (Spain),
847	3.192%, 04/27/18	883
1,121	3.992%, 02/16/16	1,177
1,280	4.949%, 01/15/15	1,313
500	6.421%, 06/20/16	553
	Verizon Communications, Inc.,
8,450	2.000%, 11/01/16	8,643
5,314	2.500%, 09/15/16	5,502

		60,254

	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
2,031	5.625%, 11/15/17	2,308
685	5.750%, 01/15/15	705
	Rogers Communications, Inc., (Canada),
2,900	6.750%, 03/15/15	3,041
1,335	7.500%, 03/15/15	1,407
	Vodafone Group plc, (United Kingdom),
1,555	1.250%, 09/26/17	1,548
4,340	1.625%, 03/20/17	4,394
1,396	5.625%, 02/27/17	1,563

		14,966

	Total Telecommunication Services	75,220

	Utilities — 1.0%
	Electric Utilities — 0.7%
2,579	American Electric Power Co., Inc., 1.650%, 12/15/17	2,595
4,295	Arizona Public Service Co., 6.250%, 08/01/16	4,799
	Commonwealth Edison Co.,
2,965	1.950%, 09/01/16	3,038
525	Series 104, 5.950%, 08/15/16	583
	Duke Energy Carolinas LLC,
460	1.750%, 12/15/16	471
1,480	5.250%, 01/15/18	1,670
	Duke Energy Corp.,
1,105	2.100%, 06/15/18	1,121
505	2.150%, 11/15/16	520
1,565	3.350%, 04/01/15	1,602

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
1,520	3.950%, 09/15/14	1,535
4,140	Electricite de France, (France), 1.150%, 01/20/17 (e)	4,156
1,019	Entergy Corp., 3.625%, 09/15/15	1,053
935	Entergy Louisiana LLC, 1.875%, 12/15/14	943
1,000	Exelon Corp., 4.900%, 06/15/15	1,042
565	Kansas City Power & Light Co., 5.850%, 06/15/17	638
817	LG&E and KU Energy LLC, 2.125%, 11/15/15	830
1,035	Louisville Gas & Electric Co., 1.625%, 11/15/15	1,052
1,695	MidAmerican Energy Co., 2.400%, 03/15/19	1,735
2,745	Nevada Power Co., Series L, 5.875%, 01/15/15	2,835
	NextEra Energy Capital Holdings, Inc.,
930	1.200%, 06/01/15	937
496	1.339%, 09/01/15	500
355	2.600%, 09/01/15	364
5,665	7.875%, 12/15/15	6,275
530	Ohio Power Co., Series K, 6.000%, 06/01/16	585
1,650	Oncor Electric Delivery Co. LLC, 6.375%, 01/15/15	1,709
2,675	Pacific Gas & Electric Co., 5.625%, 11/30/17	3,038
750	PacifiCorp, 4.950%, 08/15/14	757
	Peco Energy Co.,
1,567	1.200%, 10/15/16	1,583
2,076	5.000%, 10/01/14	2,107
1,185	Pepco Holdings, Inc., 2.700%, 10/01/15	1,211
1,000	Potomac Edison Co. (The), 5.125%, 08/15/15	1,045
370	Progress Energy, Inc., 5.625%, 01/15/16	399
500	Public Service Co. of New Mexico, 7.950%, 05/15/18	597
1,300	Public Service Co. of Oklahoma, 6.150%, 08/01/16	1,437
1,150	Public Service Electric & Gas Co., 2.700%, 05/01/15	1,174
3,545	Sierra Pacific Power Co., Series M, 6.000%, 05/15/16	3,906
745	Southern California Edison Co., 4.150%, 09/15/14	753
4,440	Southern Co. (The), 1.950%, 09/01/16	4,557
577	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	569
787	Virginia Electric and Power Co., 1.200%, 01/15/18	780
1,125	Wisconsin Electric Power Co., 6.250%, 12/01/15	1,217
1,825	Xcel Energy, Inc., 0.750%, 05/09/16	1,829

		69,547

	Gas Utilities — 0.0% (g)
	CenterPoint Energy Resources Corp.,
1,045	6.125%, 11/01/17	1,201
2,715	6.150%, 05/01/16	2,987

		4,188

	Independent Power & Renewable Electricity Producers — 0.1%
	PSEG Power LLC,
4,923	2.450%, 11/15/18	5,005
1,000	5.320%, 09/15/16	1,098

		6,103

	Multi-Utilities — 0.2%
	AGL Capital Corp.,
1,000	4.950%, 01/15/15	1,026
1,320	6.375%, 07/15/16	1,464
1,785	Berkshire Hathaway Energy Co., 1.100%, 05/15/17	1,780
	CenterPoint Energy, Inc.,
350	Series B, 5.950%, 02/01/17	393
800	Series B, 6.850%, 06/01/15	848
2,725	Consolidated Edison Co. of New York, Inc., Series 06-C5.500%, 09/15/16	3,011
	Consumers Energy Co.,
1,317	Series P, 5.500%, 08/15/16	1,450
280	6.125%, 03/15/19	333
	Dominion Resources, Inc.,
808	Series A, 1.400%, 09/15/17	808
335	2.250%, 09/01/15	342
650	Series C, 5.150%, 07/15/15	683
1,385	Series 07-A, 6.000%, 11/30/17	1,593
2,108	National Grid plc, (United Kingdom), 6.300%, 08/01/16	2,342
	NiSource Finance Corp.,
565	5.250%, 09/15/17	631
2,180	6.400%, 03/15/18	2,520
1,880	Sempra Energy, 6.500%, 06/01/16	2,087

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amount in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
1,090	TECO Finance, Inc., 6.572%, 11/01/17	1,259

		22,570

	Total Utilities	102,408

	Total Corporate Bonds (Cost $2,012,989)	2,041,793

Foreign Government Securities — 0.4%
29,787	Egypt Government AID Bonds, (Egypt), 4.450%, 09/15/15	31,353
	Province of Ontario, (Canada),
1,370	2.300%, 05/10/16	1,418
6,530	2.950%, 02/05/15	6,649

	Total Foreign Government Securities (Cost $39,042)	39,420

Mortgage Pass-Through Securities — 4.9%
	Federal Home Loan Mortgage Corp.,
535	ARM, 1.631%, 08/01/37	538
1,880	ARM, 1.949%, 03/01/37	1,983
2,177	ARM, 1.952%, 05/01/37	2,271
1,807	ARM, 2.041%, 12/01/36	1,909
1,142	ARM, 2.111%, 04/01/37	1,202
929	ARM, 2.195%, 03/01/37	975
250	ARM, 2.209%, 03/01/35	264
3,458	ARM, 2.210%, 10/01/36	3,652
1,418	ARM, 2.225%, 08/01/36	1,508
57	ARM, 2.235%, 01/01/27	61
474	ARM, 2.264%, 06/01/36	502
1,076	ARM, 2.265%, 11/01/36	1,140
364	ARM, 2.315%, 12/01/36	387
201	ARM, 2.320%, 02/01/37	213
90	ARM, 2.330%, 12/01/27	95
905	ARM, 2.365%, 12/01/36	963
2,122	ARM, 2.376%, 01/01/37	2,259
801	ARM, 2.439%, 10/01/37	858
1,566	ARM, 2.480%, 08/01/36	1,677
2	ARM, 2.518%, 12/01/17	2
242	ARM, 2.536%, 04/01/37	258
1,374	ARM, 2.539%, 08/01/37	1,473
217	ARM, 2.569%, 07/01/36	231
2,300	ARM, 2.665%, 03/01/36	2,462
2,226	ARM, 2.671%, 01/01/38	2,382
2,467	ARM, 2.702%, 04/01/38	2,642
6,841	ARM, 2.727%, 06/01/37	7,307
3,889	ARM, 2.730%, 06/01/37	4,154
536	ARM, 2.736%, 08/01/37	541
1,121	ARM, 2.794%, 03/01/37	1,206
885	ARM, 2.826%, 02/01/37	947
4,405	ARM, 2.841%, 03/01/35	4,692
3,053	ARM, 2.892%, 10/01/35	3,246
6,205	ARM, 3.120%, 03/01/36	6,695
2	ARM, 5.751%, 01/01/27	2
704	ARM, 6.270%, 11/01/37	757
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
34,897	4.000%, 07/01/18 - 06/01/26	37,315
606	4.500%, 04/01/16 - 10/01/18	644
11,119	5.000%, 03/01/18 - 01/01/21	11,814
22,877	5.500%, 08/01/19 - 01/01/24	24,965
7,837	6.000%, 08/01/16 - 12/01/23	8,336
7,034	6.500%, 07/01/14 - 08/01/21	7,377
3,143	7.000%, 03/01/15 - 03/01/17	3,274
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
1,298	6.000%, 01/01/19 - 10/01/24	1,450
4,448	6.500%, 08/01/18 - 03/01/26	5,014
68	7.500%, 10/01/16 - 07/01/18	71
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
32,685	5.500%, 03/01/34 - 07/01/37	36,606
310	6.000%, 07/01/32	351
680	7.000%, 08/01/38	751
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
11,770	7.500%, 12/01/36	13,901
3,552	10.000%, 10/01/30	4,062
126	Federal Home Loan Mortgage Corp. Gold Pools, Other, 6.000%, 09/01/17	131
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
23	8.000%, 04/01/17 - 05/01/19	23
6	8.250%, 08/01/17	6
	Federal National Mortgage Association,
53	ARM, 1.327%, 08/01/37	58
2,787	ARM, 1.516%, 08/01/37	3,010
1,076	ARM, 1.544%, 04/01/37	1,117
2,337	ARM, 1.706%, 07/01/37	2,436
1,475	ARM, 1.799%, 02/01/37	1,546
2,360	ARM, 1.822%, 01/01/37	2,520
21	ARM, 1.875%, 03/01/19	21

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
259		ARM, 1.899%, 01/01/35	273
372		ARM, 2.044%, 07/01/37	387
524		ARM, 2.089%, 07/01/27 - 05/01/36	561
15		ARM, 2.101%, 01/01/19	16
39		ARM, 2.148%, 07/01/37	41
116		ARM, 2.213%, 04/01/36	117
552		ARM, 2.214%, 07/01/36	586
323		ARM, 2.216%, 01/01/37	344
20		ARM, 2.240%, 06/01/27	20
1,471		ARM, 2.242%, 08/01/36 - 12/01/36	1,592
887		ARM, 2.243%, 12/01/35	949
2,266		ARM, 2.262%, 11/01/37	2,408
1,740		ARM, 2.264%, 11/01/37	1,855
3,142		ARM, 2.268%, 12/01/36	3,365
499		ARM, 2.269%, 10/01/36	505
1,199		ARM, 2.274%, 09/01/34	1,276
816		ARM, 2.305%, 10/01/36	874
3,166		ARM, 2.307%, 03/01/37	3,370
1,730		ARM, 2.325%, 05/01/25 - 11/01/37	1,865
–	(h)	ARM, 2.345%, 10/01/27	1
725		ARM, 2.356%, 04/01/37	771
2		ARM, 2.375%, 08/01/19	2
1,287		ARM, 2.390%, 08/01/36	1,390
7		ARM, 2.396%, 08/01/36	7
213		ARM, 2.412%, 12/01/36	227
34		ARM, 2.425%, 06/01/36	37
269		ARM, 2.440%, 08/01/36	288
291		ARM, 2.455%, 03/01/47	294
4		ARM, 2.480%, 08/01/17	4
1,180		ARM, 2.485%, 12/01/37	1,264
1,576		ARM, 2.635%, 08/01/36	1,685
470		ARM, 2.665%, 12/01/36	505
8		ARM, 2.723%, 10/01/25	8
3,574		ARM, 2.792%, 03/01/36	3,814
7		ARM, 3.000%, 11/01/16	7
4,165		ARM, 3.016%, 03/01/36	4,441
492		ARM, 3.020%, 04/01/38	498
5,074		ARM, 3.026%, 03/01/36	5,408
3,374		ARM, 3.091%, 10/01/35	3,597
		Federal National Mortgage Association, 15 Year, Single Family,
1,028		4.000%, 08/01/18 - 01/01/19	1,094
3,292		4.500%, 05/01/18 - 05/01/19	3,504
4,740		5.000%, 12/01/17 - 02/01/23	5,050
44,127		5.500%, 01/01/18 - 07/01/25	48,106
20,427		6.000%, 08/01/14 - 07/01/24	22,046
12,779		6.500%, 03/01/17 - 03/01/23	13,524
1,909		7.000%, 03/01/15 - 01/01/18	1,982
6		7.500%, 05/01/15	6
93		8.000%, 11/01/15 - 10/01/16	96
		Federal National Mortgage Association, 20 Year, Single Family,
1,195		5.500%, 05/01/27	1,338
1,915		6.000%, 03/01/18 - 04/01/24	2,149
3,125		6.500%, 03/01/17 - 03/01/25	3,521
942		7.000%, 08/01/20 - 08/01/21	1,019
3		7.500%, 06/01/16	3
13		8.000%, 07/01/14 - 11/01/15	13
		Federal National Mortgage Association, 30 Year, FHA/VA,
190		5.500%, 08/01/34	213
14		8.500%, 03/01/27	14
		Federal National Mortgage Association, 30 Year, Single Family,
26,574		5.000%, 10/01/39	29,667
24,573		5.500%, 12/01/32 - 04/01/37	27,647
24,656		6.000%, 04/01/35 - 01/01/38	27,912
17,584		6.500%, 03/01/26 - 10/01/38	19,834
7,233		7.000%, 04/01/37 - 08/01/37	8,144
101		8.000%, 12/01/30	113
4		8.500%, 09/01/21	5
25		9.000%, 02/01/31	26
24		9.500%, 07/01/28	26
8		10.000%, 02/01/24	8
		Federal National Mortgage Association, Other,
147		4.000%, 07/01/17	156
213		4.500%, 12/01/19	223
783		5.500%, 06/01/16 - 09/01/17	833
397		6.000%, 09/01/17	421
		Government National Mortgage Association II,
165		ARM, 1.625%, 07/20/21 - 01/20/28	170
67		ARM, 2.000%, 08/20/16 - 09/20/22	70
10		ARM, 2.500%, 12/20/17 - 05/20/21	10
30		ARM, 3.000%, 01/20/16 - 05/20/20	30
4		ARM, 3.500%, 10/20/17 - 12/20/17	5
8		ARM, 4.000%, 11/20/15 - 08/20/18	9

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
	Government National Mortgage Association II, 30 Year, Single Family,
6,428	6.000%, 09/20/38	7,312
13,058	7.000%, 08/20/38 - 09/20/38	14,706
17	7.500%, 09/20/28	20
35	8.000%, 09/20/26 - 12/20/27	42
47	8.500%, 03/20/25 - 04/20/25	54
2,551	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	2,772
	Government National Mortgage Association, 30 Year, Single Family,
6,052	6.500%, 09/15/38	6,894
13	8.500%, 04/15/25	16
9	9.000%, 09/15/24 - 10/15/26	10
252	9.500%, 07/15/20 - 12/15/25	288
2	12.000%, 11/15/19	3

	Total Mortgage Pass-Through Securities (Cost $513,299)	524,009

Supranational — 0.0% (g)
2,235	African Development Bank, (Supranational), 6.875%, 10/15/15	2,396
881	Corp. Andina de Fomento, (Supranational), 3.750%, 01/15/16	914

	Total Supranational (Cost $3,303)	3,310

U.S. Government Agency Securities — 7.3%
5,000	Federal Farm Credit Bank, 3.000%, 09/22/14	5,045
	Federal Home Loan Bank,
12,225	0.250%, 01/16/15	12,237
13,730	2.750%, 12/12/14	13,920
23,405	2.750%, 03/13/15	23,881
21,685	3.125%, 03/11/16	22,743
2,775	4.500%, 02/18/15	2,862
	Federal Home Loan Mortgage Corp.,
16,400	0.350%, 12/05/14	16,421
5,000	0.875%, 02/22/17	5,017
65,200	2.000%, 08/25/16	67,539
75,000	2.500%, 05/27/16	78,109
50,000	4.375%, 07/17/15	52,367
71,200	4.750%, 12/16/16	78,557
35,000	5.250%, 04/18/16	38,216
	Federal National Mortgage Association,
5,700	Zero Coupon, 07/05/14	5,699
30,000	0.375%, 03/16/15	30,056
30,000	0.375%, 12/21/15	30,050
28,000	0.500%, 05/27/15	28,103
20,000	0.625%, 08/26/16	20,055
25,650	0.875%, 05/21/18	25,292
70,000	1.125%, 04/27/17	70,699
20,000	1.250%, 09/28/16	20,344
20,000	1.625%, 10/26/15	20,391
22,000	2.250%, 03/15/16	22,760
20,000	2.375%, 07/28/15	20,509
20,000	2.375%, 04/11/16	20,731
10,000	5.000%, 04/15/15	10,426
3,315	5.000%, 03/15/16	3,591
21,155	5.375%, 06/12/17	24,003
11,200	Federal National Mortgage Association STRIPS, Zero Coupon, 07/15/16	11,065

	Total U.S. Government Agency Securities (Cost $775,424)	780,688

U.S. Treasury Obligations — 46.3%
	U.S. Treasury Notes,
50,000	0.125%, 04/30/15	50,018
20,000	0.250%, 01/15/15	20,020
70,000	0.250%, 02/15/15	70,082
65,000	0.250%, 08/15/15	65,086
155,000	0.250%, 09/15/15	155,170
26,000	0.250%, 09/30/15	26,028
80,000	0.250%, 10/15/15	80,075
10,000	0.250%, 10/31/15	10,009
60,000	0.250%, 02/29/16	59,974
30,000	0.375%, 04/15/15	30,075
65,000	0.375%, 06/15/15	65,170
65,000	0.375%, 06/30/15	65,178
40,000	0.375%, 02/15/16	40,070
45,000	0.375%, 03/15/16	45,061
60,000	0.500%, 07/31/17	59,306
90,000	0.625%, 05/31/17	89,522
30,000	0.625%, 08/31/17	29,726
30,000	0.625%, 04/30/18	29,372
20,000	0.750%, 06/30/17	19,950
105,000	0.875%, 11/30/16	105,787
148,365	0.875%, 12/31/16	149,350
220,000	0.875%, 01/31/17	221,289
40,000	0.875%, 02/28/17	40,203
110,000	0.875%, 04/30/17	110,361

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
155,000	1.000%, 08/31/16 (m)	156,853
120,000	1.000%, 09/30/16	121,387
125,000	1.000%, 10/31/16	126,367
50,000	1.000%, 03/31/17	50,391
85,000	1.250%, 08/31/15	86,169
70,000	1.250%, 09/30/15	71,001
55,000	1.250%, 10/31/15	55,823
50,000	1.250%, 10/31/18	49,770
35,000	1.250%, 11/30/18	34,800
135,000	1.250%, 01/31/19	133,872
20,000	1.375%, 11/30/15	20,347
50,000	1.375%, 09/30/18	50,105
65,000	1.375%, 02/28/19	64,736
50,000	1.500%, 06/30/16	51,133
96,620	1.500%, 07/31/16 (m)	98,824
30,000	1.500%, 12/31/18	30,122
170,000	1.750%, 07/31/15 (m)	173,181
160,000	1.750%, 05/31/16 (m)	164,387
160,000	1.875%, 06/30/15	163,019
140,000	2.000%, 01/31/16	144,041
60,000	2.000%, 04/30/16	61,898
40,000	2.125%, 05/31/15	40,797
30,000	2.125%, 12/31/15	30,891
145,000	2.125%, 02/29/16	149,673
100,000	2.375%, 02/28/15	101,695
75,000	2.375%, 03/31/16	77,854
10,000	2.375%, 07/31/17	10,470
105,000	2.500%, 04/30/15	107,289
40,000	2.625%, 04/30/16	41,745
80,000	2.750%, 11/30/16	84,325
35,000	3.125%, 10/31/16	37,174
51,835	3.125%, 01/31/17	55,229
37,000	3.125%, 04/30/17	39,518
100,000	3.250%, 12/31/16	106,750
160,000	4.000%, 02/15/15 (m)	164,400
65,000	4.125%, 05/15/15	67,473
190,000	4.250%, 08/15/15 (m)	199,366
45,000	4.500%, 11/15/15	47,811
45,000	4.500%, 02/15/16	48,243

	Total U.S. Treasury Obligations (Cost $4,933,142)	4,955,811

Loan Assignments — 0.2%
	Financials — 0.2%
	Real Estate Management & Development — 0.2%
	Invitation Homes, Revolving Loan,
5,096	VAR, 3.750%, 03/15/15 (i)	5,071
	Progress Residential LP, Revolving Loan,
14,144	VAR, 4.000%, 09/04/15 (i)	14,073
	Tricon Capital Group Inc., Revolving Loan, (Canada),
3,984	VAR, 4.100%, 06/13/15 (i)	3,964

	Total Loan Assignments (Cost $23,224)	23,108

SHARES
Short-Term Investment — 0.4%
	Investment Company — 0.4%
45,667	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $45,667)	45,667

	Total Investments — 99.6% (Cost $10,604,229)	10,674,963
	Other Assets in Excess of Liabilities — 0.4%	37,477

	NET ASSETS — 100.0%	$10,712,440

Percentages indicated are based on net assets.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2014.
CMBS	—	Commercial Mortgage-Backed Security
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2014.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2014.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$90,576
Aggregate gross unrealized depreciation	(19,842)

Net unrealized appreciation/depreciation	$70,734

Federal income tax cost of investments	$10,604,229

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$585,983	$275,485	$861,468
Collateralized Mortgage Obligations
Agency CMO	—	715,836	28,842	744,678
Non-Agency CMO	—	123,722	7,853	131,575

Total Collateralized Mortgage Obligations	—	839,558	36,695	876,253

Commercial Mortgage-Backed Securities	—	427,685	95,751	523,436
Corporate Bonds
Consumer Discretionary	—	101,012	—	101,012
Consumer Staples	—	97,832	—	97,832
Energy	—	172,291	—	172,291
Financials	—	1,123,050	—	1,123,050
Health Care	—	98,146	—	98,146
Industrials	—	97,919	—	97,919
Information Technology	—	98,124	—	98,124
Materials	—	75,791	—	75,791
Telecommunication Services	—	75,220	—	75,220
Utilities	—	102,408	—	102,408

Total Corporate Bonds	—	2,041,793	—	2,041,793

Foreign Government Securities	—	39,420	—	39,420
Mortgage Pass-Through Securities	—	524,009	—	524,009
Supranational	—	3,310	—	3,310
U.S. Government Agency Securities	—	780,688	—	780,688
U.S. Treasury Obligations	—	4,955,811	—	4,955,811
Loan Assignments
Financials	—	—	23,108	23,108
Short-Term Investment
Investment Company	45,667	—	—	45,667

Total Investments in Securities	$45,667	$10,198,257	$431,039	$10,674,963

There were no transfers between Levels 1and 2 during the period ended May 31, 2014.

Short Duration Bond Fund	Balance as of 02/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/14
Investments in Securities
Asset-Backed Securities	$225,473	$(51)	$424	$32	$78,037	$(28,430)	$—	$—	$275,485
Collateralized Mortgage Obligation - Agency CMO	6,931	—	979	(2,607)	(445)	(651)	28,672	(4,037)	28,842
Collateralized Mortgage Obligation - Non-Agency CMO	9,476	—	11	— (a)	—	(1,634)	—	—	7,853
Commercial Mortgage-Backed Securities	116,992	(2)	(13)	(84)	—	(15,172)	—	(5,970)	95,751
Loan Assignment - Financials	20,067	—	(15)	—	11,603	(8,547)	—	—	23,108

	$378,939	$(53)	$1,386	$(2,659)	$89,195	$(54,434)	$28,672	$(10,007)	$431,039

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $894,000.

Short Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 5/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$37,530	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (2.30%)
			Constant Default Rate	0.00% - 14.00% (6.21%)
			Yield (Discount Rate of Cash Flows)	1.01% - 8.77% (2.94%)

Asset-Backed Securities	37,530
	28,842	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (6.31%)
			PSA Prepayment Model	251.00% - 497.00% (312.83%)
			Yield (Discount Rate of Cash Flows)	(13.05%) - 25.48% ((0.24%))

Collateralized Mortgage Obligations	28,842
	50,972	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (27.97%)
			Yield (Discount Rate of Cash Flows)	0.59% - 7.02% (1.92%)

Commercial Mortgage-Backed Securities	50,972

Total	$117,344

# The table above does not include Level 3 securities that are valued by brokers and pricing services. At May 31, 2014, the value of these securities was approximately $313,695,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligation — 0.0% (g)
	Agency CMO — 0.0% (g)
545	Federal National Mortgage Association REMIC, Series 2002-36, Class FS, VAR, 0.650%, 06/25/32 (Cost $545)	550

Monthly Demand Notes — 0.6%
	Connecticut — 0.2%
	Other Revenue — 0.2%
5,775	State of Connecticut, Health & Educational Facility Authority, Series B, Rev., VRDO, 0.670%, 06/23/14	5,775

	Louisiana — 0.3%
	Other Revenue — 0.3%
9,500	State of Louisiana, Gasoline and Fuels Tax Second Lien Revenue, Libor Index, Series A, Rev., VAR, 0.576%, 07/02/14	9,515

	North Carolina — 0.1%
	Other Revenue — 0.1%
2,000	University of North Carolina, Series A, Rev., 0.552%, 07/01/14	2,003

	Total Monthly Demand Notes (Cost $17,276)	17,293

Municipal Bonds — 88.7% (t)
	Alabama — 0.9%
	Other Revenue — 0.9%
	Alabama Public School & College Authority, Capital Improvement Pool Refunding,
750	Series 2014-A, Rev., 5.000%, 02/01/21	896
1,250	Series 2014-A, Rev., 5.000%, 02/01/22	1,503
360	Series 2014-A, Rev., 5.000%, 02/01/24	440
1,000	Auburn University, General Fee, Series A, Rev., 5.000%, 06/01/15	1,048
3,480	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	3,496
16,485	Industrial Development Board of the City of Mobile, Pollution Control, Rev., VAR, 0.450%, 09/23/14	16,493
	Montgomery County Public Building Authority, Revenue Refunding Warrants, Facilities Project,
1,000	Rev., 5.000%, 03/01/21	1,189
500	Rev., 5.000%, 03/01/23	602

	Total Alabama	25,667

	Alaska — 0.9%
	General Obligation — 0.9%
13,705	North Slope Borough, Series A, GO, 1.000%, 06/30/14	13,715
	State of Alaska,
8,230	Series A, GO, 5.000%, 08/01/17	9,360
2,000	Series B, GO, 5.000%, 08/01/18	2,334

	Total Alaska	25,409

	Arizona — 1.5%
	Certificate of Participation/Lease — 0.1%
	Arizona School Facilities Board,
500	Series A-1, COP, 5.000%, 09/01/19	581
1,030	Series A-2, COP, 5.000%, 09/01/18	1,185
1,950	University of Arizona, Board of Regents, Series B, COP, 5.000%, 06/01/16	2,123

		3,889

	General Obligation — 0.5%
2,550	City of Scottsdale, GO, 5.000%, 07/01/22	3,134
	Maricopa County, Saddle Mountain Unified School District No. 90, Arizona School Improvement,
1,750	Series A, GO, 2.000%, 07/01/15	1,779
1,350	Series A, GO, 3.000%, 07/01/16	1,415
1,550	Series A, GO, 3.000%, 07/01/17	1,643
1,160	Series A, GO, 5.000%, 07/01/19	1,344
3,755	Maricopa County, Peoria Unified School District No. 11, GO, 5.000%, 07/01/18	4,327

		13,642

	Other Revenue — 0.9%
	City of Phoenix, Civic Improvement Corp., Wastewater Systems, Junior Lien,
3,025	Rev., 4.000%, 07/01/16	3,256
3,000	Rev., 4.000%, 07/01/17	3,306
	Maricopa County, Regional Public Transportation Authority, Excise Tax Revenue, Public Transportation Fund,
3,000	Rev., 5.000%, 07/01/17 (w)	3,399
1,000	Rev., 5.250%, 07/01/18 (w)	1,173
3,100	Rev., 5.250%, 07/01/19 (w)	3,711
5,000	Phoenix City Civic Improvement Corp., Transportation Excise Tax, Light Rail Project, Rev., 5.000%, 07/01/20	5,945
1,000	Pima County, Sewer System, Rev., 5.000%, 07/01/18	1,162

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,000	Yuma County Jail District, Rev., AMBAC, 4.750%, 07/01/15 (p)	1,049

		23,001

	Total Arizona	40,532

	California — 10.9%
	Certificate of Participation/Lease — 0.1%
	City of Chula Vista, Police Facility Project,
380	COP, 5.000%, 10/01/20	449
360	COP, 5.000%, 10/01/21	429
465	COP, 5.000%, 10/01/22	556
1,000	COP, 5.000%, 10/01/23	1,202
	Goleta Water District,
165	Series A, COP, AGM, 3.000%, 12/01/15	172
175	Series A, COP, AGM, 4.000%, 12/01/16	190
140	Series A, COP, AGM, 5.000%, 12/01/20	166
175	Series A, COP, AGM, 5.000%, 12/01/21	208

		3,372

	General Obligation — 3.7%
5,310	City & County of San Francisco, Series A, GO, 5.000%, 06/15/25	6,363
	County of Sacramento, San Juan Unified School District, Election of 2002,
820	GO, 2.000%, 08/01/16	849
525	GO, 5.000%, 08/01/17	596
395	GO, 5.000%, 08/01/18	461
860	GO, 5.000%, 08/01/19	1,022
775	GO, 5.000%, 08/01/20	932
1,000	County of Santa Clara, Moreland School District, GO, 5.000%, 08/01/21	1,208
6,055	County of Santa Clara, San Jose Evergreen Community College District, Series B, GO, 5.000%, 09/01/18 (w)	7,085
	Folsom Cordova Unified School District, School Facilities Improvement District No. 2,
1,000	GO, 2.000%, 10/01/16	1,038
660	GO, 4.000%, 10/01/14	669
820	GO, 4.000%, 10/01/15	862
845	GO, 5.000%, 10/01/17	965
	Moulton-Niguel Water District Consolidated,
1,700	GO, 3.000%, 09/01/14	1,712
4,500	GO, 4.000%, 09/01/15	4,720
2,260	GO, 4.000%, 09/01/16	2,451
335	GO, 4.000%, 09/01/17 (w)	372
1,100	GO, 5.000%, 09/01/16	1,218
300	GO, 5.000%, 09/01/18	353
1,595	Perris Union High School District, Series A, GO, AGM, 2.000%, 09/01/14	1,602
1,200	San Diego Community College District, GO, 5.000%, 08/01/18	1,407
	San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax,
3,825	GO, 5.000%, 07/01/17	4,334
10,000	GO, 5.000%, 07/01/18	11,637
6,310	GO, 5.000%, 07/01/19	7,489
8,580	San Francisco Unified School District, GO, 5.000%, 06/15/18	10,007
5,190	San Francisco Unified School District, Proposition A, Election of 2011, Series B, GO, 5.000%, 06/15/24	6,266
1,510	San Rafael City High School District, GO, 4.000%, 08/01/16	1,630
	State of California,
1,855	GO, 5.000%, 03/01/17	2,079
5,000	GO, VAR, 4.000%, 12/01/16	5,348
10,000	GO, VAR, 4.000%, 12/01/17	10,924
3,585	State of California, Various Purpose, GO, 4.000%, 10/01/15	3,767

		99,366

	Other Revenue — 7.0%
2,500	Alameda County Joint Powers Authority, Rev., 4.000%, 12/01/14	2,547
	Alameda County Transport Authority, Sales Tax,
5,000	Rev., 3.000%, 03/01/17	5,347
3,095	Rev., 3.000%, 03/01/18	3,349
5,000	Rev., 4.000%, 03/01/19	5,680
5,000	Rev., 4.000%, 03/01/22	5,780
1,240	Rev., 5.000%, 03/01/20 (w)	1,493
380	California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford, Series A, Rev., 5.000%, 08/15/25	459
1,160	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/16	1,285
	California Health Facilities Financing Authority, St. Joseph Health System Obligated Group,
5,000	Series C, Rev., VAR, 5.000%, 10/15/19	5,904
10,000	Series D, Rev., VAR, 5.000%, 10/15/20	11,876

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
5,000	California State Department of Water Resources, Central Valley Project Water System, Series AI, Rev., 5.000%, 12/01/17	5,761
	California State Department of Water Resources, Power Supply,
16,100	Series G-4, Rev., 4.350%, 05/01/16	17,359
15,000	Series L, Rev., 5.000%, 05/01/19	17,791
8,815	California State Public Works Board, Various Capital Projects, Series A, Rev., 5.000%, 04/01/15	9,169
	City of Los Angeles Department of Airports,
1,015	Series C, Rev., 4.000%, 05/15/18	1,142
1,000	Series C, Rev., 5.000%, 05/15/19	1,188
5,000	City of Los Angeles Department of Water & Power, Power System, Series A, Rev., 4.000%, 07/01/17	5,530
4,250	City of Los Angeles Department of Water & Power, Water System, Series A, Rev., 5.000%, 07/01/16	4,674
2,500	City of Los Angeles Municipal Improvement Corp., Series A, Rev., 5.000%, 03/01/15	2,584
	City of Los Angeles Wastewater System Subordinate,
1,500	Series A, Rev., 5.000%, 06/01/18	1,744
1,250	Series A, Rev., 5.000%, 06/01/19	1,483
	Contra Costa County Transportation Authority, Sales Tax,
1,000	Series B, Rev., 4.000%, 03/01/18	1,123
1,600	Series B, Rev., 5.000%, 03/01/18	1,855
1,750	Series B, Rev., 5.000%, 03/01/19	2,074
	County of San Mateo, Silicon Valley Clean Water,
275	Rev., 3.000%, 02/01/15	280
325	Rev., 4.000%, 02/01/16	346
400	Rev., 4.000%, 02/01/19 (w)	455
300	Rev., 5.000%, 02/01/17	336
320	Rev., 5.000%, 02/01/18	370
9,665	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.000%, 07/01/19	11,546
	Metropolitan Water District of Southern California,
4,000	Series A, Rev., 5.000%, 07/01/18	4,670
8,000	Series A, Rev., 5.000%, 07/01/19	9,539
5,000	Series C, Rev., 5.000%, 07/01/18	5,838
6,105	Series C-1, Rev., VAR, 3.000%, 10/01/19	6,619
150	Ontario Public Financing Authority, Rev., 4.000%, 07/01/15 (w)	156
21,150	Regents of the University of California, Series AK, Rev., VAR, 5.000%, 05/15/48	25,894
	Riverside Community Properties Development, Inc., Riverside County Law Building Project,
640	Rev., 5.000%, 10/15/18	737
780	Rev., 5.000%, 10/15/19	906
820	Rev., 5.000%, 10/15/20	954
	Sacramento City Schools Joint Powers Financing Authority,
500	Series A, Rev., 2.000%, 03/01/15	505
665	Series A, Rev., 3.000%, 03/01/16	689
255	San Bernardino County Transportation Authority, Series A, Rev., 3.000%, 03/01/17	273
1,530	West Sacramento Financing Authority, Water Refunding and Water System Improvement Project, Rev., 5.000%, 10/01/20	1,795

		189,105

	Prerefunded — 0.1%
1,160	California State Public Works Board, California State University, Series E, Rev., 5.000%, 04/01/25 (p)	1,374
1,225	Santa Clara County Financing Authority, Capital Projects, Series A, Rev., 5.000%, 02/01/19 (p)	1,435

		2,809

	Special Tax — 0.0% (g)
	Glendale Redevelopment Agency, Successor Agency, Tax Allocation,
500	AGM, Rev., 3.000%, 12/01/15	518
500	AGM, Rev., 4.000%, 12/01/16	541

		1,059

	Total California	295,711

	Colorado — 0.9%
	Education — 0.1%
	University of Northern Colorado Greeley, Colorado Institutional Enterprise Refunding,
400	Series A, Rev., 3.000%, 06/01/16	421

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
730	Series A, Rev., 4.000%, 06/01/17	802

		1,223

	General Obligation — 0.0% (g)
1,000	Routt County, Colorado School District No. RE-2 Steamboat Springs Refunding, Series A, GO, 4.000%, 12/01/18	1,128

	Other Revenue — 0.3%
2,375	Colorado Department of Transportation, Series B, Rev., NATL-RE, 5.000%, 12/15/14	2,438
1,250	Colorado Educational & Cultural Facilities Authority, University of Denver Project, Rev., 4.000%, 03/01/15	1,282
1,000	County of Boulder, Rev., 5.000%, 12/15/16	1,115
	Denver Urban Renewal Authority,
1,750	Series A-1, Tax Allocation, 5.000%, 12/01/14	1,791
1,850	Series A-1, Tax Allocation, 5.000%, 12/01/16	2,044

		8,670

	Prerefunded — 0.1%
2,165	Douglas County School District No Re-1 Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	2,230

	Transportation — 0.4%
10,000	Colorado Department of Transportation, Series B, Rev., RAN, NATL-RE, 5.500%, 06/15/14	10,022

	Total Colorado	23,273

	Connecticut — 1.9%
	General Obligation — 1.2%
3,000	City of Bridgeport, Series A, GO, 1.000%, 08/15/14	3,005
1,125	City of Shelton, GO, 4.000%, 08/01/17	1,241
	State of Connecticut,
6,005	Series A, GO, AGM, 5.000%, 12/15/16	6,688
10,000	Series C, GO, 5.000%, 12/15/15 (w)	10,730
8,000	Series C, GO, 5.000%, 06/15/20 (w)	9,530
2,000	State of Connecticut, Economic Recovery, Series A, GO, VRDO, 0.340%, 07/01/16	2,000

		33,194

	Other Revenue — 0.1%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
425	Series B, Subseries B-1, Rev., 0.900%, 05/15/16	429
375	Series B-1, Rev., 0.550%, 05/15/15	376

		805

	Special Tax — 0.6%
5,050	State of Connecticut, Second Lien, Transportation Infrastructure, Special Tax, Series 1, Rev., 5.000%, 02/01/15	5,214
	State of Connecticut, Transportation Infrastructure, Special Tax,
4,265	Series A, Rev., 5.000%, 12/01/17	4,888
5,750	Series B, Rev., 5.000%, 12/01/17	6,591

		16,693

	Total Connecticut	50,692

	Delaware — 1.0%
	General Obligation — 1.0%
	State of Delaware,
120	GO, 5.000%, 07/01/19	142
8,500	Series 2009C, GO, 5.000%, 10/01/16	9,422
14,590	Series A, GO, 5.000%, 07/01/17	16,550

	Total Delaware	26,114

	District of Columbia — 0.3%
	Other Revenue — 0.3%
3,000	District of Columbia, Water & Sewer Authority, Public Utility Refunding, Sub Lien, Series A, Rev., 5.000%, 10/01/14	3,049
	Metropolitan Washington Airports Authority, Airport System,
2,625	Series C, Rev., 5.000%, 10/01/20	3,111
1,475	Series C, Rev., 5.000%, 10/01/21	1,760

	Total District of Columbia	7,920

	Florida — 1.9%
	General Obligation — 0.6%
	City of Port St. Lucie,
1,475	GO, 2.000%, 07/01/14	1,477
425	GO, 4.000%, 07/01/16	456
450	GO, 4.000%, 07/01/17	494
640	GO, 5.000%, 07/01/18	740
850	GO, 5.000%, 07/01/19	999
450	GO, 5.000%, 07/01/20	535
	Reedy Creek Improvement District,
1,000	Series B, GO, 4.000%, 06/01/19	1,120

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
3,500	Series B, GO, AMBAC, 5.000%, 06/01/17	3,663
5,850	State of Florida, Board of Education, Series A, GO, 5.000%, 06/01/15	6,135

		15,619

	Other Revenue — 0.9%
1,660	Board of Governors of the University of Florida, Student Activity, Rev., 5.000%, 07/01/20	1,978
2,000	Broward County, Main Court House Project, Series A, Rev., 5.000%, 10/01/15	2,122
550	City of Jacksonville, Series B, Rev., 5.000%, 10/01/17	623
3,500	Escambia County, Florida Solid Waste Disposal, Gulf Power Company Project, Rev., VAR, 1.350%, 04/01/39	3,525
6,000	Escambia County, Pollution Control, Rev., VAR, 1.550%, 06/01/23	6,058
4,140	JEA Electric System, Series A, Rev., 5.000%, 10/01/16	4,581
1,000	Lee County, Non-Ad Valorem Refunding, Rev., 5.000%, 10/01/17	1,130
	Lee County, Water & Sewer,
250	Series A, Rev., 5.000%, 10/01/20	296
550	Series B, Rev., 5.000%, 10/01/20	651
1,700	Orlando Utilities Commission, Utilities System, Series C, Rev., 5.000%, 10/01/15	1,809
3,000	Tampa Sports Authority, Sales Tax, Rev., AGM, 5.000%, 01/01/16	3,084

		25,857

	Prerefunded — 0.2%
4,500	Hillsborough County Industrial Development Authority, Health Facilities Projects, University Community Hospital, Series A, Rev., 5.625%, 08/15/18 (p)	5,339

	Water & Sewer — 0.2%
5,000	Tampa Bay Water Utility System, Water Supply Authority, Rev., NATL-RE, FGIC, 5.250%, 10/01/15	5,337

	Total Florida	52,152

	Georgia — 4.0%
	Certificate of Participation/Lease — 0.2%
5,305	Education Reform Success, Inc., Atlanta Independent School System Project, Series B, COP, 5.000%, 03/01/15	5,487

	General Obligation — 2.6%
1,065	Bryan County School District, GO, 4.000%, 08/01/17	1,176
4,210	Bulloch County School District, Sales Tax, Series A, GO, 4.000%, 05/01/16	4,498
5,365	DeKalb County, Special Transportation Parks & Greenspace, GO, 5.000%, 12/01/15	5,747
	State of Georgia,
5,405	Series B, GO, 5.000%, 10/01/17	6,179
10,055	Series B, GO, 5.750%, 08/01/16	11,238
3,250	Series C, GO, 5.500%, 07/01/14	3,265
5,000	Series E, GO, 4.000%, 09/01/18	5,638
14,800	Series I, GO, 5.000%, 07/01/18	17,235
1,250	Series I, GO, 5.000%, 07/01/19	1,486
8,165	Series I, GO, 5.000%, 07/01/21	9,957
4,270	Series J-2, GO, 4.000%, 11/01/17	4,749

		71,168

	Other Revenue — 1.0%
3,000	Burke County Development Authority, Georgia Power Company Plant Vogtle Project, Rev., VAR, 1.400%, 11/01/48	3,022
	Camden County Public Service Authority, St. Mary’s Project,
1,230	Rev., 5.000%, 12/01/15	1,316
1,685	Rev., 5.000%, 12/01/16	1,874
	City of Atlanta Airport General Revenue Refunding,
1,250	Series 2014C, Rev., 4.000%, 01/01/16	1,323
1,500	Series 2014C, Rev., 5.000%, 01/01/17	1,665
2,030	Series 2014C, Rev., 5.000%, 01/01/18	2,310
3,200	City of Atlanta, Water & Wastewater, Revenue Refunding, Series B, Rev., 5.000%, 11/01/15	3,414
5,000	Fulton County Development Authority, Technology Athletic Association Project, Series A, Rev., 5.000%, 10/01/22	5,937
	Georgia Housing & Finance Authority, Single Family,
750	Series A-4, Rev., 0.800%, 06/01/17	747
700	Series A-4, Rev., 0.900%, 12/01/17	697
1,610	Series A-4, Rev., 3.200%, 12/01/23	1,659
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Company Plant, Scherer Project, Rev., VAR, 2.000%, 09/01/37	4,075

		28,039

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.2%
1,000	City of Atlanta, Water & Wastewater, Rev., AGM, 5.000%, 11/01/14 (p)	1,020
3,100	Henry County School District, GO, NATL- RE, FGIC, 5.000%, 08/01/14 (p)	3,125

		4,145

	Total Georgia	108,839

	Hawaii — 1.1%
	General Obligation — 1.1%
	State of Hawaii,
2,205	Series D, GO, 5.000%, 06/01/16 (p)	2,412
10,160	Series DY, GO, 5.000%, 02/01/20	12,080
5,000	Series EA, GO, 5.000%, 12/01/16	5,575
7,640	Series EF, GO, 5.000%, 11/01/21	9,260

	Total Hawaii	29,327

	Illinois — 3.3%
	General Obligation — 1.2%
	Chicago Park District, Harbor Facilities,
2,350	Series D, GO, 5.000%, 01/01/15	2,414
1,000	Series D, GO, 5.000%, 01/01/20 (w)	1,140
2,000	Series D, GO, 5.000%, 01/01/21	2,276
5,000	City of Chicago, Board of Education, Series A, GO, NATL-RE, 5.000%, 12/01/14	5,107
4,740	City of Peoria, Tazewell County, Community College District No. 514, Series A, GO, 5.000%, 12/01/19	5,628
3,460	County of Winnebago, Series A, GO, 4.000%, 12/30/19	3,914
	Du Page Cook & Will Counties Community College District No. 502,
1,530	Series B, GO, 4.000%, 01/01/15	1,564
1,585	Series B, GO, 4.000%, 01/01/16	1,676
	McHenry County, Woodstock Community Unit School District No. 200,
1,000	GO, 2.000%, 01/15/17 (w)	1,035
300	GO, 5.000%, 01/15/21	354
2,500	State of Illinois, GO, 4.000%, 02/01/18	2,722
650	Town of Cicero, Series A, GO, AGM, 4.000%, 01/01/17	693
1,120	Village of Schaumburg, Series A, GO, 4.000%, 12/01/18	1,259
2,250	Village of Wilmette, GO, 4.125%, 12/01/16	2,453

		32,235

	Other Revenue — 1.3%
	City of Chicago, Chicago Midway Airport Second Lien Revenue Refunding,
500	Series 2014A, Rev., 5.000%, 01/01/20 (w)	585
2,580	Series 2014A, Rev., 5.000%, 01/01/21 (w)	2,978
1,790	Illinois Educational Facilities Authority, Medical Term-Field Museum, Rev., VAR, 4.450%, 11/01/14	1,818
6,000	Illinois Finance Authority, Advocate Health Care, Series A-1, Rev., VAR, 5.000%, 01/15/20	6,975
2,000	Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Guaranteed Solid Waste Disposal, Prairie Power, Inc. Project, Series 2008A, Rev., VAR, 1.300%, 07/01/42	2,007
6,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/20 (w)	7,164
5,000	Illinois State Toll Highway Authority, Senior Priority, Series B, Rev., 5.000%, 12/01/17	5,733
1,150	Illinois State Toll Highway Authority, Toll Highway, Series B, Rev., 5.000%, 01/01/27 (w)	1,349
5,000	State of Illinois, Unemployment Insurance Fund Building Receipts, Series A, Rev., 5.000%, 06/15/16	5,474

		34,083

	Prerefunded — 0.8%
	Illinois State Toll Highway Authority, Senior Priority,
4,425	Series A-2, Rev., AGM, 5.000%, 01/01/28 (p)	4,855
10,000	Series A-2, Rev., AGM, 5.000%, 01/01/31 (p)	10,973
5,720	University of Illinois, Auxiliary Facilities System, Rev., NATL-RE, 5.000%, 04/01/25 (p)	6,215

		22,043

	Total Illinois	88,361

	Indiana — 1.5%
	Education — 0.1%
2,375	Indiana University, Student Fee, Series T-1, Rev., 5.000%, 08/01/14	2,395

	General Obligation — 0.0% (g)
1,000	Indianapolis-Marion County Public Library, GO, 5.000%, 01/01/16	1,072

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 1.2%
800	County of Dearborn, Aurora School Building Corp., First Mortgage Refunding & Improvement, Rev., 4.000%, 07/15/16 (w)	860
	County of Elkhart, GCS School Building Corp. One, First Mortgage Refunding & Improvement,
300	Rev., 4.000%, 07/15/17 (w)	329
265	Rev., 5.000%, 07/15/18	306
620	Evansville Local Public Improvement Bond Bank, Sewage Works Project, Series A, Rev., 5.000%, 07/01/19	725
1,000	Franklin Township-Marion County Multiple School Building Corp., First Mortgage, Rev., 5.000%, 07/10/14	1,005
1,900	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	2,081
	Indiana Finance Authority, Educational Facilities, Indianapolis Museum of Art, Inc. Project,
1,170	Series B, Rev., 5.000%, 02/01/19	1,339
640	Series B, Rev., 5.000%, 02/01/21	744
5,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 4.000%, 02/01/15	5,130
	Indiana Municipal Power Agency, Power Supply System,
1,085	Series A, Rev., 5.000%, 01/01/17	1,207
1,000	Series A, Rev., 5.000%, 01/01/18	1,143
1,250	Series A, Rev., 5.000%, 01/01/19	1,455
	Indiana State Finance Authority State Revolving Fund Program Refunding,
3,080	Series B, Rev., 5.000%, 02/01/18	3,542
5,500	Series B, Rev., 5.000%, 02/01/19	6,456
750	Indiana State Office Building Commission, Indiana State Museum Facility, Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/19 (p)	897
	Indianapolis Local Public Improvement Bond Bank,
2,100	Series D, Rev., 5.000%, 06/01/14	2,100
3,320	Series D, Rev., 5.000%, 06/01/17	3,723

		33,042

	Prerefunded — 0.2%
3,855	Franklin Community Multi-School Building Corp., First Mortgage, Rev., FGIC, 5.000%, 07/15/14 (p)	3,878

	Total Indiana	40,387

	Kansas — 0.4%
	Certificate of Participation/Lease — 0.0% (g)
915	Johnson County Park & Recreation District, Series A, COP, 4.000%, 09/01/16	984

	Other Revenue — 0.3%
200	City of Wichita, Hospital Facilities, Refunding and Improvement, Series IV- A, Rev., 4.000%, 11/15/14 (p)	203
1,000	Kansas Development Finance Authority, Kansas State Projects, Series E-1, Rev., 5.000%, 11/01/14	1,020
3,400	Kansas State Department Transportation Highway, Series C, Rev., 5.000%, 09/01/17	3,876
	Wyandotte County-Kansas City Unified Government, Sales Tax, Redevelopment Project Area B, Sub Lien,
1,000	Rev., 4.000%, 12/01/15	1,055
1,000	Rev., 5.000%, 12/01/16	1,110

		7,264

	Prerefunded — 0.1%
1,795	Kansas Development Finance Authority, Public Water Supply, Series DW-1, Rev., 3.250%, 04/01/23 (p)	1,928

	Total Kansas	10,176

	Kentucky — 1.1%
	General Obligation — 0.1%
2,685	Lexington-Fayette Urban County Government, Various Purpose, Series A, GO, 5.000%, 09/01/19	3,183

	Other Revenue — 0.7%
1,000	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A, Rev., 4.000%, 02/01/17	1,092
5,125	Kentucky State Property & Buildings Commission, Project 93, Rev., AGC, 5.250%, 02/01/19	6,040
2,500	Kentucky Turnpike Authority, Revitalization Projects, Series A, Rev., 5.000%, 07/01/16	2,741
7,000	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Co. Project, Series A, Rev., VAR, 1.650%, 10/01/33	7,115

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
2,000	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., VAR, 2.200%, 08/01/19	2,057

		19,045

	Prerefunded — 0.3%
5,310	Kentucky State Property & Buildings Commission, Project No. 85, Rev., AGM, 5.000%, 08/01/15 (p)	5,608
2,500	Louisville/Jefferson County Metro Government, Health Facilities, Jewish Hospital & St. Mary’s HealthCare, Inc. Project, Rev., 6.125%, 02/01/18 (p)	2,981

		8,589

	Total Kentucky	30,817

	Louisiana — 0.9%
	General Obligation — 0.5%
	State of Louisiana,
5,000	Series A, GO, 5.000%, 08/01/19	5,931
7,000	Series B, GO, 5.000%, 11/15/18	8,212

		14,143

	Other Revenue — 0.4%
5,085	State of Louisiana, Office Facilities Corp., Capitol Complex Program, Rev., 5.000%, 11/01/17	5,764
	Tobacco Settlement Financing Corp., Asset-Backed,
2,500	Series A, Rev., 5.000%, 05/15/16	2,698
2,250	Series A, Rev., 5.000%, 05/15/17	2,497

		10,959

	Total Louisiana	25,102

	Maine — 0.4%
	General Obligation — 0.4%
	State of Maine,
4,740	Series B, GO, 4.000%, 06/01/17	5,219
6,000	Series B, GO, 5.000%, 06/01/18	6,967

	Total Maine	12,186

	Maryland — 3.3%
	General Obligation — 2.3%
1,590	Anne Arundel County, Water & Sewer System, GO, 5.000%, 04/01/15	1,654
2,000	County of Montgomery, Public Improvement, Series A, GO, 5.000%, 08/01/19	2,380
12,795	State of Maryland, Local Facilities Loan, Series A, GO, 5.000%, 08/01/20	15,446
	State of Maryland, State & Local Facilities Loan,
3,650	Series B, GO, 5.000%, 03/15/16	3,959
17,780	Series B, GO, 5.000%, 03/15/18	20,542
11,275	State of Maryland, State and Local Facilities, Series A, GO, 5.000%, 11/01/14	11,506
5,000	Washington Suburban Sanitary District, Maryland Consolidated Public Improvement, GO, 5.000%, 06/01/23	6,212

		61,699

	Other Revenue — 1.0%
5,000	Maryland State Department of Transportation County Transportation, Rev., 5.000%, 03/01/16	5,414
2,070	Maryland State Transportation Authority, Rev., GRAN, 5.000%, 03/01/17	2,318
	University of Maryland, Auxiliary Facilities & Tuition System,
1,000	Series A, Rev., 5.000%, 04/01/17	1,125
5,035	Series A, Rev., 5.000%, 04/01/18	5,827
5,095	Series A, Rev., 5.000%, 04/01/19	6,016
5,540	Series A, Rev., 5.000%, 04/01/20	6,638

		27,338

	Prerefunded — 0.0% (g)
1,010	County of Prince George’s, Public Improvement, GO, NATL-RE, 4.000%, 10/01/18 (p)	1,061

	Total Maryland	90,098

	Massachusetts — 2.9%
	Education — 0.5%
4,690	Massachusetts Health & Educational Facilities Authority, Various Amherst College, Series K-2, Rev., VAR, 1.700%, 11/01/16	4,799
8,310	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series A, Rev., 5.000%, 05/15/15	8,697

		13,496

	General Obligation — 1.3%
	City of Boston,
6,820	Series A, GO, 5.000%, 03/01/22	8,363
7,360	Series A, GO, 5.000%, 03/01/23	9,119

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	Commonwealth of Massachusetts,
5,430	Series B, GO, 5.000%, 08/01/16	5,975
5,000	Series B, GO, 5.000%, 08/01/18	5,832
4,310	Massachusetts State Consolidate Loan of 2014, Series 2, GO, 4.000%, 04/01/18	4,816

		34,105

	Other Revenue — 0.5%
2,335	Commonwealth of Massachusetts, Special Obligation, Series A, Rev., AGM, 5.500%, 06/01/16	2,575
	Massachusetts Development Finance Agency, Boston College,
2,000	Series S, Rev., 4.000%, 07/01/15 (w)	2,083
2,300	Series S, Rev., 5.000%, 07/01/16 (w)	2,525
5,000	Series S, Rev., 5.000%, 07/01/17	5,665

		12,848

	Prerefunded — 0.5%
	Commonwealth of Massachusetts,
1,295	Series A, GO, AGM, 5.000%, 03/01/15 (p)	1,342
2,000	Series A, GO, AMBAC, 6.500%, 11/01/14 (p)	2,054
500	Series B, GO, 5.000%, 08/01/14 (p)	504
2,000	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series A, Rev., NATL-RE, 5.000%, 08/15/15 (p)	2,116
1,900	Massachusetts State College Building Authority, Series A, Rev., AMBAC, 5.000%, 05/01/16 (p)	2,072
2,345	University of Massachusetts Building Authority Project, Series 04-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	2,396
3,515	University of Massachusetts Building Authority, Commonwealth Guaranteed, Series 4-A, Rev., NATL-RE , 5.250%, 11/01/14 (p)	3,590

		14,074

	Special Tax — 0.1%
3,360	Massachusetts Bay Transportation Authority, Series B, Rev., 5.250%, 07/01/14	3,375

	Total Massachusetts	77,898

	Michigan — 1.8%
	General Obligation — 0.9%
	Rochester Community School District,
3,750	GO, Q-SBLF, 4.000%, 05/01/16	4,001
8,750	GO, Q-SBLF, 4.000%, 05/01/17	9,537
1,645	Southfield Public Schools, GO, NATL-RE, Q-SBLF, 5.000%, 05/01/15	1,715
4,400	State of Michigan, GO, 5.500%, 12/01/15	4,749
	Troy School District, School Building & Site,
1,425	GO, Q-SBLF, 3.000%, 05/01/17 (w)	1,521
875	GO, Q-SBLF, 4.000%, 05/01/18 (w)	977
650	GO, Q-SBLF, 5.000%, 05/01/19 (w)	762
500	GO, Q-SBLF, 5.000%, 05/01/20 (w)	593
550	GO, Q-SBLF, 5.000%, 05/01/21 (w)	656
500	GO, Q-SBLF, 5.000%, 05/01/22 (w)	600

		25,111

	Other Revenue — 0.8%
	City of Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group,
2,250	Rev., 2.000%, 09/01/14	2,259
1,400	Series D, Rev., 5.000%, 09/01/25	1,613
2,060	Lansing Board of Water & Light, Utility Systems, Series A, Rev., 5.000%, 07/01/16	2,252
2,110	Michigan Finance Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/16	2,337
2,250	Michigan Finance Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/21	2,728
	Michigan Finance Authority, Local Government Loan Program,
1,290	Series B, Rev., 4.000%, 11/01/18	1,429
675	Series B, Rev., 4.000%, 11/01/19	748
455	Series B, Rev., 4.000%, 11/01/20	503
6,355	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/20	7,243

		21,112

	Transportation — 0.1%
2,825	Wayne County Airport Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/14	2,892

	Total Michigan	49,115

	Minnesota — 1.7%
	General Obligation — 1.6%
11,885	State of Minnesota, Series A, GO, 5.000%, 08/01/18	13,869
2,000	State of Minnesota, Trunk Highway, Series B, GO, 5.000%, 08/01/15	2,113

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
5,000	Series B, GO, 5.000%, 10/01/17	5,716
10,000	Series B, GO, 5.000%, 08/01/18	11,669
	State of Minnesota, Various Purpose,
5,555	Series A, GO, 5.000%, 10/01/15	5,913
3,500	Series A, GO, 5.000%, 06/01/17	3,959

		43,239

	Hospital — 0.1%
2,000	St. Paul Housing & Redevelopment Authority, Series A, Rev., NATL-RE, 5.000%, 11/15/14	2,045

	Total Minnesota	45,284

	Mississippi — 0.1%
	General Obligation — 0.1%
2,000	State of Mississippi, Nissan North America, Inc. Project, Series B, GO, 5.000%, 11/01/15	2,136

	Other Revenue — 0.0% (g)
1,745	Mississippi State University Educational Building Corp., New Facilities and Refinancing Project, Series A, Rev., 4.000%, 08/01/18	1,960

	Total Mississippi	4,096

	Missouri — 1.6%
	Certificate of Participation/Lease — 0.1%
1,000	City of Chesterfield, COP, 5.000%, 12/01/21	1,199
750	Cole County Jail Project Refunding, COP, 4.000%, 12/01/16	813

		2,012

	General Obligation — 0.2%
	County of Clay, North Kansas City School District No. 74, Refunding & Improvement, Missouri Direct Deposit Program,
350	GO, 5.000%, 03/01/22 (w)	423
1,175	GO, 5.000%, 03/01/23 (w)	1,429
1,250	GO, 5.000%, 03/01/24 (w)	1,534
1,800	GO, 5.000%, 03/01/25 (w)	2,187
1,500	GO, 5.000%, 03/01/26 (w)	1,808

		7,381

	Other Revenue — 1.3%
	Bi-State Development Agency, Metropolitan District, Sales Tax Appropriation, Combined Lien,
2,100	Series A, Rev., 5.000%, 10/01/17	2,397
1,750	Series A, Rev., 5.000%, 10/01/21	2,101
	City of Springfield,
305	Series A, Rev., 2.000%, 09/01/14	306
1,155	Series A, Rev., 2.000%, 09/01/15	1,179
350	Series A, Rev., 4.000%, 09/01/18	390
	County of St. Louis, Regional Convention & Sports Complex Authority, Convention & Sports Facility,
2,010	Series B, Rev., 5.000%, 08/15/19	2,343
3,230	Series B, Rev., 5.000%, 08/15/20	3,789
2,895	Kansas City Industrial Development Authority, Series A, Rev., AMBAC, 5.000%, 12/01/20	3,157
	Kansas City, Missouri Airport Refunding, General Improvement,
2,500	Series B, Rev., 5.000%, 09/01/17	2,830
1,250	Series B, Rev., 5.000%, 09/01/18	1,445
4,500	Missouri State Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Rev., 1.250%, 07/01/17	4,465
	Missouri State Health & Educational Facilities Authority, Health Facilities, BJC Health System,
1,000	Rev., 5.000%, 01/01/17	1,111
950	Rev., 5.000%, 01/01/18	1,084
780	Rev., 5.000%, 01/01/19	910
725	Rev., 5.000%, 01/01/20	856
225	Rev., 5.000%, 01/01/21	267
5,000	The Curators of The University of Missouri, System Facilities, Series A, Rev., 5.000%, 11/01/26	6,122

		34,752

	Total Missouri	44,145

	Montana — 0.1%
	General Obligation — 0.1%
	Yellowstone County, School District No. 2 Billings, School Building,
950	GO, 4.000%, 06/15/21	1,089
650	GO, 5.000%, 06/15/20	779

	Total Montana	1,868

	Nebraska — 0.3%
	General Obligation — 0.1%
1,680	City of Omaha, Various Purpose, Series A, GO, 4.000%, 11/15/16	1,827

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.2%
	Central Plains Energy Project, Gas Project No. 3,
1,400	Rev., 4.000%, 09/01/14	1,412
2,000	Rev., 5.000%, 09/01/17	2,212
1,750	Municipal Energy Agency of Nebraska, Series A, Rev., 5.000%, 04/01/17	1,961
1,175	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	1,264

		6,849

	Total Nebraska	8,676

	Nevada — 0.4%
	General Obligation — 0.2%
5,000	County of Clark, GO, AMBAC, 5.000%, 11/01/14 (p)	5,101

	Other Revenue — 0.2%
1,250	County of Clark, Series A, Rev., 4.000%, 07/01/18	1,395
5,000	State of Nevada, Unemployment Compensation Fund, Rev., 5.000%, 06/01/16	5,466

		6,861

	Total Nevada	11,962

	New Hampshire — 0.2%
	Other Revenue — 0.2%
4,530	New Hampshire Municipal Bond Bank, Series A, Rev., 5.000%, 08/15/15	4,794

	New Jersey — 5.3%
	Education — 0.4%
5,095	New Jersey EDA, School Facilities Construction, Series L, Rev., AGM, 5.250%, 03/01/15	5,288
5,845	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/14	5,870

		11,158

	General Obligation — 0.7%
	State of New Jersey,
4,230	Series Q, GO, 5.000%, 08/15/19	4,972
10,075	Series Q, GO, 5.000%, 08/15/20	11,924
2,495	Township of Hamilton, Sewer Utility Refunding and Improvement, GO, 3.000%, 08/01/16	2,628

		19,524

	Other Revenue — 2.7%
2,570	Middlesex County Improvement Authority, County-Guaranteed Open Space Trust Fund, Rev., 5.000%, 09/15/15	2,729
4,310	New Jersey Building Authority, Rev., BAN, 3.000%, 06/15/16	4,424
16,670	New Jersey Building Authority, State Building, Series A, Rev., 5.000%, 06/15/19	19,352
1,040	New Jersey Economic Development Authority, School Facilities Construction, Series A, Rev., 5.250%, 12/15/20	1,204
5,000	New Jersey EDA, School Facilities Construction, Series K, Rev., NATL-RE, FGIC, 5.250%, 12/15/14	5,138
	New Jersey Educational Facilities Authority, Higher Education Capital Improvement Fund Issue,
3,260	Series A, Rev., 5.000%, 09/01/19	3,788
3,235	Series A, Rev., 5.000%, 09/01/20	3,783
3,370	Series A, Rev., 5.000%, 09/01/24	3,954
1,250	Series C, Rev., 5.000%, 09/01/19	1,453
	New Jersey Environmental Infrastructure Trust,
2,225	Series A, Rev., 5.000%, 09/01/18	2,600
2,000	Series A-R, Rev., 4.000%, 09/01/18	2,253
7,960	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 2.000%, 06/15/15	8,109
	New Jersey Transportation Trust Fund Authority, Transportation System,
5,000	Series A, Rev., 5.000%, 12/15/16	5,552
1,500	Series B, Rev., NATL-RE, 5.500%, 12/15/16	1,685
2,000	New Jersey Turnpike Authority, Series B, Rev., 5.000%, 01/01/20	2,349
2,000	Rutgers, State University of New Jersey, Series J, Rev., 5.000%, 05/01/20	2,374
5,000	Tobacco Settlement Financing Corp., Asset-Backed, Series 1B, Rev., Zero Coupon, 06/01/41	1,210

		71,957

	Prerefunded — 1.3%
	New Jersey EDA, School Facilities Construction,
13,975	Series J3, Rev., VAR, AGM, 5.000%, 09/01/20 (p)	14,145
7,130	Series J4, Rev., VAR, AGM, 5.000%, 09/01/29 (p)	7,217

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
10,000	New Jersey Garden State Preservation Trust, Series A, Rev., AGM, 5.800%, 11/01/15 (p)	10,794
	New Jersey Transportation Trust Fund Authority, Transportation System,
1,680	Series A, Rev., 6.000%, 12/15/18 (p)	2,052
1,880	Series C, Rev., FGIC, 5.250%, 06/15/15 (p)	1,979

		36,187

	Special Tax — 0.2%
4,000	State of New Jersey, Series Q, GO, 5.000%, 08/15/15	4,232

	Total New Jersey	143,058

	New Mexico — 0.5%
	General Obligation — 0.2%
1,335	Albuquerque Municipal School District No. 12, Education Technology, GO, 5.000%, 08/01/14	1,346
2,140	County of Santa Fe, Santa Fe Public School District, GO, 5.000%, 08/01/21	2,598

		3,944

	Other Revenue — 0.3%
800	New Mexico Finance Authority, Senior Lien Public Project, Series B, Rev., 5.000%, 06/01/21	959
2,010	New Mexico Finance Authority, State Transportation, Sub Lien, Series A, Rev., 5.000%, 06/15/18	2,330
5,000	New Mexico Finance Authority, Sub Lien, Series A-2, Rev., 5.000%, 12/15/14	5,131

		8,420

	Total New Mexico	12,364

	New York — 9.9%
	Certificate of Participation/Lease — 0.0% (g)
1,210	New York Local Government Assistance Corp., Senior Lien, Series A, COP, 5.000%, 04/01/17	1,363

	General Obligation — 1.8%
	City of New York, Fiscal Year 2003,
4,230	Series C, Subseries C-A, GO, 5.000%, 08/01/17	4,796
1,000	Series E, GO, 5.000%, 08/01/15	1,056
	City of New York, Fiscal Year 2013,
3,695	Series B, GO, 4.000%, 08/01/19	4,174
5,000	Series J, GO, 5.000%, 08/01/18	5,791
9,000	City of New York, Fiscal Year 2014, Series E, GO, 5.000%, 08/01/17	10,204
	Counties of Rockland & Orange, Ramapo Central School District,
1,800	GO, 4.000%, 10/15/17	1,990
2,030	GO, 4.000%, 10/15/19	2,298
15,000	County of Suffolk, Tax Anticipation Notes, GO, 1.500%, 08/14/14	15,024
2,775	Town of Huntington, Public Improvement, GO, 4.000%, 10/01/15	2,915

		48,248

	Other Revenue — 6.3%
	Battery Park City Authority,
3,000	Series A, Rev., 2.000%, 11/01/15	3,078
4,450	Series A, Rev., 3.000%, 11/01/18	4,843
2,500	Series A, Rev., 4.000%, 11/01/19	2,853
	Buffalo & Fort Erie Public Bridge Authority, Toll Bridge System Revenue Refunding,
465	Rev., 5.000%, 01/01/20 (w)	546
500	Rev., 5.000%, 01/01/21 (w)	591
2,000	Erie County Industrial Development Agency, School District Buffalo Project, Series B, Rev., 5.000%, 05/01/16	2,176
	Metropolitan Transportation Authority,
1,750	Series D, Rev., 5.000%, 11/15/18	2,045
3,715	Series D, Rev., 5.000%, 11/15/19	4,366
7,275	Subseries G-1B, Rev., VAR, 0.602%, 11/01/15	7,295
5,000	Subseries G-1G, Rev., VAR, 0.752%, 11/01/26	5,024
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Subseries B-2, Rev., 5.000%, 11/01/16	3,327
400	Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island Obligated Group Project, Rev., 4.000%, 07/01/19	437
	New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution,
4,000	Series CC-2, Rev., 5.000%, 06/15/18	4,470
5,000	Series EE, Rev., 5.000%, 06/15/19	5,916
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
2,750	Series B, Rev., 5.000%, 02/01/20	3,284

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
2,120	Subseries A-1, Rev., 5.000%, 11/01/17	2,430
1,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011, Series E, Rev., 5.000%, 11/01/15	1,069
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
1,490	Series A, Subseries A-1, Rev., 5.000%, 11/01/17	1,708
3,700	Series A, Subseries A-1, Rev., 5.000%, 11/01/20	4,462
6,250	New York City Transitional Finance Authority, New York City Recovery, Fiscal Year 2003, Subseries 3B-1, Rev., 5.000%, 11/01/15	6,679
2,350	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., AGM, 5.000%, 10/01/16	2,597
	New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
9,385	Series A, Rev., 5.000%, 06/15/17	10,639
4,945	Series A, Rev., 5.000%, 06/15/18	5,761
4,905	Series A, Rev., 5.000%, 06/15/19	5,824
	New York State Thruway Authority,
15,000	Series A, Rev., 5.000%, 05/01/19	17,507
1,900	Series J, Rev., 5.000%, 01/01/17	2,113
4,200	Series J, Rev., 5.000%, 01/01/18	4,803
4,000	New York State Thruway Authority, Local Highway & Bridge, Rev., 5.000%, 04/01/15	4,162
2,550	Syracuse Industrial Development Agency, City School, Series A, Rev., 5.000%, 05/01/16	2,765
	Tobacco Settlement Financing Corp., Asset-Backed,
5,330	Series B, Rev., 5.000%, 06/01/16	5,826
12,000	Series B, Rev., 5.000%, 06/01/19	12,559
2,500	Series B, Rev., 5.000%, 06/01/20	2,614
10,000	Series B, Rev., 5.000%, 06/01/20	10,846
5,000	Triborough Bridge & Tunnel Authority, Series B, Rev., 5.000%, 11/15/17	5,725
10,000	Utility Debt Securitization Authority, Series E, Rev., 5.000%, 12/15/16	10,263

		170,603

	Prerefunded — 0.7%
3,350	Long Island Power Authority, Electric System, Series A, Rev., AGM, 5.250%, 12/01/14 (p)	3,432
12,055	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	14,520

		17,952

	Special Tax — 1.1%
1,500	New York Local Government Assistance Corp., Sub Lien, Series A-5, Rev., 5.500%, 04/01/19	1,806
1,110	New York State Dormitory Authority, Personal Income Tax, Series G, Rev., 5.000%, 08/15/21	1,343
3,955	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.000%, 03/15/15	4,108
1,000	New York State Urban Development Corp., Economic Development and Housing, Series A-1, Rev., 5.000%, 12/15/16	1,115
17,140	New York State Urban Development Corp., General Purpose, Series C, Rev., 5.000%, 03/15/18	19,774
2,280	New York State Urban Development Corp., Personal Income Tax, Series C, Rev., 5.000%, 03/15/15	2,368

		30,514

	Total New York	268,680

	North Carolina — 2.4%
	General Obligation — 1.3%
2,230	City of Durham, Series C, GO, 5.000%, 07/01/18	2,597
1,000	County of Durham, Public Improvement, GO, 5.000%, 04/01/22 (w)	1,226
4,530	County of Mecklenburg, Series C, GO, 5.000%, 03/01/18	5,228
4,000	County of Orange, Series B, GO, 4.000%, 04/01/15	4,129
	State of North Carolina,
6,470	Series B, GO, 5.000%, 04/01/16	7,031
9,670	Series D, GO, 4.000%, 06/01/20	11,091

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
2,430	State of North Carolina, Public Improvement, Series A, GO, 5.000%, 05/01/17	2,741

		34,043

	Other Revenue — 0.9%
	Buncombe County,
500	Series A, Rev., 5.000%, 06/01/16	546
500	Series A, Rev., 5.000%, 06/01/18	579
800	Series A, Rev., 5.000%, 06/01/19	943
	County of Durham, Public Improvement,
2,230	Rev., 5.000%, 04/01/24 (w)	2,776
730	Rev., 5.000%, 04/01/26 (w)	894
2,605	Durham Capital Financing Corp., Limited Obligation, Rev., 4.000%, 06/01/16	2,781
1,500	North Carolina Eastern Municipal Power Agency, Series B, Rev., 5.000%, 01/01/16	1,610
3,050	North Carolina Eastern Municipal Power Agency, Power System, Series A, Rev., 3.000%, 01/01/15	3,097
10,000	State of North Carolina, Limited Obligation, Series B, Rev., 4.000%, 11/01/15	10,540

		23,766

	Prerefunded — 0.1%
1,510	County of Union, Series D, GO, NATL-RE, 5.000%, 03/01/17 (p)	1,695
1,650	North Carolina Infrastructure Finance Corp., North Carolina Facilities Project, Rev., 5.000%, 11/01/14 (p)	1,683

		3,378

	Water & Sewer — 0.1%
3,160	City of Raleigh, Series A, Rev., 5.000%, 03/01/15	3,275

	Total North Carolina	64,462

	Ohio — 2.0%
	General Obligation — 0.7%
5,500	City of Columbus, Series 1, GO, 5.000%, 07/01/18	6,393
200	RiverSouth Authority, Riversouth Area Redevelopment Refunding, Series A, GO, 5.000%, 06/01/22	235
5,000	State of Ohio, Higher Education, Series C, GO, 5.000%, 08/01/15	5,281
5,050	State of Ohio, Infrastructure Improvement, Series C, GO, 5.000%, 09/01/15	5,355

		17,264

	Other Revenue — 1.3%
4,000	City of Cincinnati, Water System, Series A, Rev., 5.000%, 12/01/14	4,098
460	Greater Cleveland Regional Transit Authority, Sales Tax Supported Capital Refunding & Improvement, Series A, Rev., 5.000%, 12/01/22	559
	Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati,
500	Series A, Rev., 5.000%, 12/01/18	586
640	Series A, Rev., 5.000%, 12/01/19	761
900	Series A, Rev., 5.000%, 12/01/20	1,082
1,375	Series A, Rev., 5.000%, 12/01/21	1,665
535	Ohio Higher Educational Facility Commission, Case Western Reserve University Project, Series A, Rev., 4.000%, 12/01/19	606
	Ohio State Higher Educational Facility Commission, Oberlin College,
600	Rev., 4.000%, 10/01/18	676
675	Rev., 4.000%, 10/01/19	764
1,000	Rev., 5.000%, 10/01/20	1,190
1,650	Ohio State Water Development Authority, Loan Fund, Water Quality, Series A, Rev., 5.000%, 12/01/15	1,769
8,000	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Rev., 5.000%, 06/01/22	9,779
1,250	Ohio State, Capital Facilities, Lease Appropriation, Adult Correctional Building Funding Projects, Series A, Rev., 5.000%, 10/01/16	1,386
2,295	Ohio State, Capital Facilities, Lease Appropriation, Mental Health Facilities Funding Projects, Series B, Rev., 4.000%, 08/01/16	2,473
1,500	State of Ohio, Capital Facilities Lease-Appropriation, Mental Health Facilities Improvement, Funds Project, Series A, Rev., 4.000%, 02/01/17	1,633
1,000	State of Ohio, Capital Facilities Lease-Appropriation, Refunding, Series A, Rev., 5.000%, 10/01/18	1,164
2,000	State of Ohio, Higher Educational Facility, Case Western Reserve University Project, Rev., 4.000%, 12/01/17	2,222

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
3,205	University of Cincinnati, Series F, Rev., 5.000%, 06/01/15	3,360

		35,773

	Total Ohio	53,037

	Oklahoma — 0.6%
	Other Revenue — 0.6%
7,500	Cleveland County Educational Facilities Authority, Educational Facilities Lease, Norman Public Schools Project, Rev., 5.000%, 07/01/19 (w)	8,745
2,125	Cleveland County Educational Facilities Authority, Moore Public Schools Project, Rev., 5.000%, 06/01/14	2,125
2,295	Oklahoma Capital Improvement Authority, Rev., 5.000%, 10/01/18	2,690
	Oklahoma County Finance Authority, Educational Facilities, Lease Western Heights Public School Project,
250	Rev., 4.000%, 09/01/18	273
325	Rev., 5.000%, 09/01/19	373
1,670	Tulsa County Industrial Authority, Broken Arrow Public School Project, Rev., 4.000%, 09/01/14	1,686

	Total Oklahoma	15,892

	Oregon — 0.6%
	Certificate of Participation/Lease — 0.1%
2,850	Oregon State Department of Administrative Services, Series A, COP, 5.000%, 05/01/15	2,977

	General Obligation — 0.4%
715	County of Lane and Linn, Lane County School District No. 4J, Eugene Public Schools, Series A, GO, 5.000%, 06/15/22	877
7,005	State of Oregon, Tax-Exempt Refunding, Series L, GO, 5.000%, 11/01/19	8,369

		9,246

	Other Revenue — 0.1%
	Oregon State Facilities Authority, Peacehealth Project,
1,250	Series A, Rev., 5.000%, 11/15/19	1,471
825	Series A, Rev., 5.000%, 11/15/20	980
1,000	Oregon State Facilities Authority, Providence Health & Services, Series A, Rev., 4.000%, 10/01/16	1,082

		3,533

	Total Oregon	15,756

	Pennsylvania — 3.6%
	General Obligation — 0.9%
	Commonwealth of Pennsylvania, First Series,
9,300	GO, 5.000%, 06/01/18	10,779
2,200	GO, 5.000%, 07/01/18	2,555
6,275	GO, 5.000%, 06/01/19	7,408
1,645	County of Allegheny, North Allegheny School District, Series A, GO, 2.000%, 11/01/15	1,683
	Philadelphia School District,
1,320	Series B, GO, 5.000%, 09/01/14	1,335
730	Series C, GO, 5.000%, 09/01/14	739

		24,499

	Other Revenue — 2.3%
	City of Philadelphia, Water & Wastewater,
2,150	Series A, Rev., 5.000%, 06/15/15	2,258
8,530	Series A, Rev., 5.000%, 01/01/20	10,034
1,510	Series A, Rev., 5.000%, 07/01/22	1,802
2,595	Series A, Rev., 5.000%, 07/01/24	3,115
	Commonwealth of Pennsylvania, State Public School Building Authority, Montgomery County Community College,
1,135	Rev., 4.000%, 05/01/16	1,207
1,125	Rev., 4.000%, 05/01/17	1,223
1,225	Lancaster County Hospital Authority, Health System, Series B, Rev., 4.000%, 07/01/17	1,337
2,775	Lancaster County Solid Waste Management Authority, Rev., NATL-RE, 5.000%, 12/15/14	2,845
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation,
11,900	Series A, Rev., 5.000%, 07/01/17	13,491
14,950	Series B, Rev., 5.000%, 07/01/21	17,005
5,000	Philadelphia City Municipal Authority, Series A, Rev., 5.000%, 11/15/17	5,644
750	Pittsburgh Water & Sewer Authority, First Lien, Series B, Rev., AGM, 4.000%, 09/01/17	824
560	Swarthmore Borough Authority, Swarthmore College Project, Rev., 4.000%, 09/15/19	633

		61,418

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.4%
5,675	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 03/01/17 (p)	6,365
5,000	State Public School Building Authority, Rev., FGIC, 5.000%, 11/15/14 (p)	5,109

		11,474

	Total Pennsylvania	97,391

	Puerto Rico — 0.1%
	Prerefunded — 0.1%
2,750	Commonwealth of Puerto Rico, Public Improvement, Series A, GO, 5.000%, 07/01/14 (p)	2,761

	Rhode Island — 0.4%
	General Obligation — 0.4%
	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan,
1,000	Series A, GO, 5.000%, 10/15/18	1,164
1,475	Series A, GO, 5.000%, 10/15/19	1,738
	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan,
3,300	Series A, GO, 5.000%, 11/01/18	3,844
2,000	Series A, GO, 5.000%, 11/01/19	2,358

		9,104

	Other Revenue — 0.0% (g)
700	Rhode Island Economic Development Corp., Airport Revenue, Series B, Rev., 5.000%, 07/01/19	788

	Total Rhode Island	9,892

	South Carolina — 0.4%
	General Obligation — 0.3%
	State of South Carolina,
5,000	Series A, GO, 5.000%, 11/01/15	5,341
1,310	Series B, GO, 5.000%, 04/01/18	1,514
1,110	Series D, GO, 5.000%, 04/01/18	1,283

		8,138

	Special Tax — 0.1%
	County of Charleston,
645	Rev., 5.000%, 12/01/18	753
1,000	Rev., 5.000%, 12/01/19	1,184

		1,937

	Total South Carolina	10,075

	South Dakota — 0.0% (g)
	Other Revenue — 0.0% (g)
	South Dakota State Building Authority,
500	Series B, Rev., 5.000%, 06/01/19	584
485	Series B, Rev., 5.000%, 06/01/21	573

	Total South Dakota	1,157

	Tennessee — 1.3%
	General Obligation — 0.8%
1,645	City of Chattanooga, GO, 5.000%, 10/01/17	1,879
4,415	City of Memphis, Tennessee General Improvement Refunding, Series A, GO, 5.000%, 11/01/17	5,048
2,330	County of Maury, GO, 4.000%, 04/01/17	2,553
	Shelby County,
5,000	Series A, GO, 5.000%, 03/01/17	5,603
85	Series A, GO, AMBAC, 5.000%, 04/01/15	88
6,915	Shelby County, Unrefunded Balance, Series A, GO, AMBAC, 5.000%, 04/01/15	7,191

		22,362

	Other Revenue — 0.2%
835	Clarksville Tennessee Water Sewer & Gas Refunding-Sub Lien, Rev., 4.000%, 02/01/17	905
3,900	Sevier County Public Building Authority, Tennessee Local Government Public Improvement, Series VII-O-1, Rev., 5.000%, 06/01/18	4,493

		5,398

	Prerefunded — 0.3%
5,220	City of Memphis, Tennessee General Improvement Refunding, Series A, GO, 5.000%, 11/01/22 (p)	6,371

	Total Tennessee	34,131

	Texas — 9.2%
	Education — 0.1%
	University of North Texas, Financing System,
1,250	Series A, Rev., 5.000%, 04/15/15	1,302
1,000	Series A, Rev., 5.000%, 04/15/16	1,087

		2,389

	General Obligation — 5.2%
2,500	Alvin Independent School District, Series B, GO, PSF-GTD, 2.000%, 02/15/39	2,547

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	Birdville Independent School District,
2,500	GO, PSF-GTD, 3.000%, 02/15/15	2,551
7,950	GO, PSF-GTD, 3.000%, 02/15/16	8,319
475	City of Abilene, Taylor & Jones Counties, GO, 5.000%, 02/15/21	569
1,120	City of Baytown, GO, 3.000%, 02/01/16	1,170
	City of Colony,
620	GO, 5.000%, 08/15/19	726
610	GO, 5.000%, 08/15/20	727
1,000	City of Denton, GO, 4.000%, 02/15/16	1,064
	City of El Paso, Refunding & Improvement,
7,075	GO, 4.000%, 08/15/15	7,400
6,790	GO, 5.000%, 08/15/18	7,904
4,005	GO, 5.000%, 08/15/19	4,740
2,215	GO, 5.000%, 08/15/20	2,651
530	GO, 5.000%, 08/15/21	640
	City of Fort Worth, Certificates of Obligation,
310	Series A, GO, 3.000%, 03/01/16	324
445	Series A, GO, 3.000%, 03/01/17	474
500	Series A, GO, 4.000%, 03/01/18	557
785	Series A, GO, 4.000%, 03/01/19	884
	City of Fort Worth, Refunding & Improvement, General Purpose,
450	GO, 3.000%, 03/01/16	471
870	GO, 3.000%, 03/01/17	926
1,000	GO, 4.000%, 03/01/18	1,114
1,060	GO, 4.000%, 03/01/19	1,194
2,805	City of Houston, Public Improvement, Series A, GO, 5.000%, 03/01/18	3,230
	City of Mesquite, County of Dallas,
185	GO, 4.000%, 02/15/18 (w)	204
250	GO, 4.000%, 02/15/20 (w)	281
165	GO, 4.000%, 02/15/21 (w)	186
470	GO, 4.000%, 02/15/22 (w)	529
310	GO, 4.000%, 02/15/23 (w)	348
550	GO, 4.000%, 02/15/24 (w)	619
290	GO, 4.000%, 02/15/25 (w)	321
315	GO, 4.000%, 02/15/26 (w)	341
355	City of Mesquite, County of Dallas, Certificates of Obligation, GO, 3.000%, 02/15/18 (w)	380
1,680	Collin County, Series A, GO, 3.000%, 02/15/16	1,757
1,205	County of Bexar, Blanco Road Project, Series B, GO, 4.000%, 06/15/16	1,295
650	County of Fort Bend Unlimited Tax Road Refunding, GO, 5.000%, 03/01/23	794
3,970	County of Fort Bend, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, Series A, GO, VAR, PSF-GTD, 2.000%, 08/15/47	4,093
3,250	County of Harris & Montgomery, Tomball Independent School District, School Building, Series B-3, GO, VAR, PSF-GTD, 2.000%, 02/15/43	3,351
5,150	County of Travis, Austin Independent School District, Unlimited Tax Refunding, GO, 5.000%, 08/01/17	5,847
5,000	Eagle Mountain & Saginaw Independent School District, School Building, GO, VAR, PSF-GTD, 2.500%, 08/01/14	5,019
1,435	Eanes Independent School District, School Building, GO, PSF-GTD, 3.000%, 08/01/14	1,442
4,000	Georgetown Independent School District, Refunding, GO, VAR, 4.750%, 08/01/15	4,195
5,300	Goose Creek, Consolidated Independent School District, School Building, Series B, GO, VAR, PSF-GTD, 2.000%, 02/15/40	5,408
1,500	Hurst-Euless-Bedford Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/14	1,515
	Judson Independent School District,
420	GO, PSF-GTD, 4.000%, 02/01/18	468
595	Series A, GO, PSF-GTD, 5.000%, 02/01/19	700
2,500	Katy Independent School District, School Building, Series C, GO, PSF-GTD, 5.000%, 02/15/15	2,586
3,855	Leander Independent School District, School Building, Series A, GO, PSF-GTD, 5.000%, 08/15/17	4,387
4,760	Lower Colorado River Authority, Series B, GO, 5.000%, 05/15/23	5,597
1,790	Lubbock Independent School District, GO, PSF-GTD, 5.000%, 02/15/17	2,004
	Northside Independent School District,
11,465	GO, VAR, PSF-GTD, 1.000%, 06/01/16	11,573
4,125	GO, VAR, PSF-GTD, 1.500%, 08/01/34	4,173
6,700	Series A, GO, VAR, PSF-GTD, 1.350%, 06/01/14	6,700

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,575	Pharr Sanitary Juan Alamo, Independent School District, GO, PSF-GTD, 5.000%, 02/01/18	1,811
1,530	San Jacinto College District, Capital Appreciation, Limited Tax, Building, GO, Zero Coupon, 02/15/16	1,520
1,635	San Jacinto College District, Premium Capital Appreciation, Limited Tax, GO, Zero Coupon, 02/15/16	1,624
1,600	State of Texas, College Student Loan, GO, 5.000%, 08/01/16	1,763
5,000	State of Texas, Public Finance Authority, Series A, GO, 5.000%, 10/01/14	5,082
2,515	State of Texas, Public Financing Authority, Series A, GO, 5.000%, 10/01/14	2,556
1,000	State of Texas, Water Financial Assistance, Series E, GO, 4.000%, 08/01/14	1,007

		141,658

	Other Revenue — 2.4%
	City of Austin, Water & Wastewater System,
1,500	Rev., 5.000%, 11/15/15	1,605
9,655	Rev., 5.000%, 05/15/16	10,539
3,520	City of Dallas, Waterworks & Sewer System, Series A, Rev., 5.000%, 10/01/19	4,173
2,000	City of Houston, Hotel Occupancy, Series A, Rev., 5.000%, 09/01/14	2,024
5,000	City of Houston, Utility System Revenue Refunding, Series C, Rev., 5.000%, 05/15/20	5,964
	City of Mesquite, County of Dallas, Waterworks & Sewer System Revenue Refunding & Improvement,
435	Rev., 4.000%, 03/01/22 (w)	490
555	Rev., 4.000%, 03/01/23 (w)	625
400	Rev., 4.000%, 03/01/25 (w)	442
285	Rev., 4.000%, 03/01/26 (w)	309
1,000	City of San Antonio, Water System, Junior Lien, Series E, Rev., 5.000%, 05/15/19	1,179
	City of Victoria, Utility System,
160	Rev., 2.000%, 12/01/18 (w)	166
150	Rev., 2.500%, 12/01/19 (w)	158
250	Rev., 4.000%, 12/01/21 (w)	281
360	Rev., 5.000%, 12/01/25 (w)	426
200	Rev., 5.000%, 12/01/26 (w)	235
500	Harris County Metropolitan Transit Authority, Series A, Rev., 5.000%, 11/01/16	555
20	Lower Colorado River Authority, Rev., 5.000%, 05/15/16 (p)	22
5,980	Lower Colorado River Authority, Unrefunded Balance, Rev., 5.000%, 05/15/16	6,516
	Midtown Redevelopment Authority, Tax Allocation,
500	Rev., 3.000%, 01/01/16	518
505	Rev., 4.000%, 01/01/17	541
1,035	North Harris County, Regional Water Authority, Senior Lien, Rev., 5.000%, 12/15/19	1,215
1,155	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	1,274
	Stephen F. Austin State University, Board of Regents, Revenue Financing System,
750	Rev., 4.000%, 10/15/17	825
790	Rev., 4.000%, 10/15/18	881
	Texas County Trinity River Authority, Regional Wastewater System,
8,705	Rev., 5.000%, 08/01/15	9,198
5,250	Rev., 5.000%, 08/01/16 (w)	5,781
2,000	Texas Transportation Commission, Turnpike System First Tier, Series B, Rev., VAR, 1.250%, 02/15/15	2,008
1,940	Texas Woman’s University, Board of Regents, Revenue Financing System, Rev., 5.000%, 07/01/17	2,192
	Township of Woodlands, Sales & Refunding,
2,080	Rev., AGM, 5.000%, 03/01/15	2,154
2,180	Rev., AGM, 5.000%, 03/01/16	2,350

		64,646

	Prerefunded — 1.3%
2,265	City of Lubbock, GO, NATL-RE, 5.000%, 02/15/15 (p)	2,343
1,400	City of San Antonio, GO, 5.000%, 02/01/16 (p)	1,511
1,355	City of San Antonio, Electric & Gas, Series A, Rev., 5.000%, 02/01/16 (p)	1,461
	Harris County Flood Control District,
1,000	Series A, GO, 5.250%, 10/01/21 (p)	1,017
5,000	Series A, GO, 5.250%, 10/01/23 (p)	5,086

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
5,605	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18 (p)	7,127
3,000	North Texas Tollway Authority, Dallas North Tollway System, Series A, Rev., AGM, 5.000%, 01/01/15 (p)	3,084
	University of Texas,
4,425	Series B, Rev., 4.750%, 07/01/14 (p)	4,443
2,650	Series B, Rev., 5.000%, 07/01/15 (p)	2,789
5,000	Waco Health Facilities Development Corp., Hillcrest Health System Project, Series A, Rev., NATL-RE, FHA, 5.000%, 08/01/16 (p)	5,503

		34,364

	Special Tax — 0.2%
4,000	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment, Series B, Special Assessment, Rev., 4.000%, 07/01/17	4,357

	Total Texas	247,414

	Utah — 0.7%
	General Obligation — 0.5%
3,000	Salt Lake County, Series C, GO, 5.000%, 12/15/14	3,079
	State of Utah,
4,925	GO, 5.000%, 07/01/21	6,006
4,855	Series C, GO, 5.000%, 07/01/18	5,656

		14,741

	Other Revenue — 0.2%
2,640	Jordan Valley Water Conservancy District, Water Revenue Refunding, Series A, Rev., 5.000%, 10/01/18 (w)	3,085
2,250	State of Utah, Recapitalization, Series B, Rev., 5.000%, 07/01/15	2,368

		5,453

	Total Utah	20,194

	Vermont — 0.0% (g)
	Other Revenue — 0.0% (g)
545	Vermont Municipal Bond Bank, Series 2, Rev., 5.000%, 12/01/17	625

	Virginia — 2.9%
	General Obligation — 1.0%
1,200	Arlington County, Series D, GO, 5.000%, 08/01/17	1,366
3,485	Arlington County, Public Improvement, Series A, GO, 5.000%, 08/01/19	4,155
3,940	City of Alexandria, Series A, GO, 4.250%, 06/15/18	4,469
5,000	City of Newport News, General Improvement and Refunding, Series A, GO, 5.000%, 07/15/19	5,930
1,295	City of Virginia Beach, Public Improvement, Series A-1, GO, 5.000%, 03/15/17	1,456
5,390	County of Arlington, Series B, GO, 5.000%, 08/15/22 (w)	6,660
1,385	Fairfax County, Public Improvement, Series A, GO, 5.000%, 10/01/14	1,408
1,100	Loudoun County, Series A, GO, 5.000%, 07/01/14	1,105

		26,549

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
5,090	Virginia Beach Development Authority, Public Refunded, Series C, Rev., 5.000%, 08/01/18	5,917

	Other Revenue — 1.4%
	City of Norfolk, Water Revenue,
4,435	Rev., 5.000%, 11/01/17	5,074
1,340	Rev., 5.000%, 11/01/18	1,568
2,580	Commonwealth Transportation Board, Federal Transportation Grant, Series B, Rev., GAN, 5.000%, 09/15/15	2,740
3,190	County of Fairfax, Sewer Revenue, Rev., 5.000%, 07/15/19	3,798
5,615	Fairfax County Water Authority, Series B, Rev., 5.250%, 04/01/24	7,159
	Roanoke EDA, Carilion Clinic Obligation Group,
1,000	Rev., 4.000%, 07/01/14	1,003
1,000	Rev., 5.000%, 07/01/15	1,052
	Virginia Commonwealth Transportation Board, Capital Projects,
3,465	Rev., 5.000%, 05/15/20	4,135
5,585	Series A-1, Rev., 5.000%, 05/15/16	6,099
2,900	Virginia Public School Authority, Special Obligation, Rev., 5.000%, 07/15/19	3,452
1,300	Virginia Resources Authority, Infrastructure & State Moral Obligation, Series B, Rev., 5.000%, 11/01/18	1,524

		37,604

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.3%
1,450	City of Norfolk, Capital Improvement, Series C, GO, 5.000%, 04/01/21 (p)	1,631
1,000	County of Loudoun, Series A, GO, 5.000%, 07/01/15 (p)	1,052
	Virginia Resources Authority, Clean Water State Revolving Fund,
3,000	Rev., 4.750%, 10/01/22 (p)	3,404
1,725	Rev., 4.750%, 10/01/23 (p)	1,957

		8,044

	Water & Sewer — 0.0% (g)
1,125	Virginia Resources Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/14	1,144

	Total Virginia	79,258

	Washington — 2.4%
	Certificate of Participation/Lease — 0.4%
2,995	State of Washington, Certificate of Participation, State & Local Agency Personal Property, Series A, COP, 5.000%, 07/01/19 (w)	3,527
	State of Washington, State & Local Agency Real & Personal Property,
4,005	Series D, COP, 5.000%, 07/01/18	4,640
3,125	Series D, COP, 5.000%, 07/01/19	3,680

		11,847

	General Obligation — 1.3%
430	Counties of Yakima & Kittitas, Naches Valley School District No. JT3, Unlimited Tax, GO, 5.000%, 12/01/23 (w)	520
2,000	County of King, Shoreline School District No. 412, GO, 4.000%, 12/01/16	2,180
4,000	County of Snohomish, Everett School District No. 2, GO, 5.000%, 12/01/18	4,691
3,720	King County, Series C, GO, 5.000%, 01/01/16	3,998
	Snohomish County School District No. 002 Everett Refunding,
1,400	GO, 4.000%, 12/01/17	1,553
2,000	GO, 5.000%, 12/01/18	2,337
1,865	Snohomish County School District No. 201 Snohomish, GO, 5.000%, 12/01/15	1,998
7,905	State of Washington, Motor Vehicle Fuel Tax, Series C, GO, 5.000%, 07/01/16	8,679
7,300	State of Washington, Various Purpose, Series R, GO, 5.000%, 07/01/17	8,266

		34,222

	Other Revenue — 0.6%
1,575	Energy Northwest, Wind Project, Rev., 4.000%, 07/01/15	1,634
	State of Washington, Federal Highway, SR 520 Corridor Program,
7,510	Series C, Rev., GAN, 5.000%, 09/01/15	7,961
5,800	Series C, Rev., GAN, 5.000%, 09/01/17	6,576
330	State of Washington, Health Care Facilities Authority, Peacehealth, Series A, Rev., 5.000%, 11/15/19	388
125	University of Washington, Rev., 1.750%, 04/01/19	128

		16,687

	Prerefunded — 0.1%
2,000	State of Washington, Various Purpose, Series D, GO, AGM, 5.000%, 01/01/15 (p)	2,057

	Total Washington	64,813

	West Virginia — 0.1%
	Other Revenue — 0.1%
595	West Virginia Water Development Authority, Infrastructure Jobs Dev Council, Series A, Rev., 3.000%, 10/01/16	628
	West Virginia Water Development Authority, Loan Program II,
540	Series A-II, Rev., 3.000%, 11/01/16	574
555	Series B-II, Rev., 3.000%, 11/01/16	589

	Total West Virginia	1,791

	Wisconsin — 1.0%
	Certificate of Participation/Lease — 0.1%
	State of Wisconsin, Master Lease,
800	Series A, COP, 5.000%, 09/01/17	909
1,125	Series A, COP, 5.000%, 09/01/18	1,306

		2,215

	General Obligation — 0.7%
2,275	City of Oak Creek, Milwaukee County, GO, 2.000%, 11/01/16	2,340
	State of Wisconsin,
1,990	Series A, GO, 5.000%, 05/01/18	2,304
11,800	Series B, GO, 5.000%, 05/01/17	13,299

		17,943

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.2%
5,465	Wisconsin Health and Educational Facilities Authority, Ascension Health Alliance Senior Credit Group, Series B-2, Rev., VAR, 4.000%, 05/30/19	6,071

	Total Wisconsin	26,229

	Total Municipal Bonds (Cost $2,368,118)	2,399,581

Quarterly Demand Note — 0.1%
	Maryland — 0.1%
2,500	Montgomery County, CHE Trinity Health Credit Group, Series MD, Rev., VRDO, 0.100%, 09/02/14 (Cost $2,500)	2,500

Semi-Annual Demand Note — 0.2%
	New York — 0.2%
	Other Revenue — 0.2%
4,500	New York State Power Authority, General Purpose, Rev., VAR, 0.100%, 09/02/14 (Cost $4,500)	4,499

Weekly Demand Notes — 4.8%
	Arizona — 0.2%
	Other Revenue — 0.2%
4,500	Coconico County Pollution Control Corp., Arizona Public Service Company Navajo Project, Series A, Rev., VRDO, 0.280%, 06/04/14	4,500

	California — 1.7%
	Other Revenue — 1.7%
	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust,
10,000	Series A-1, Rev., VAR, 0.340%, 06/04/14	9,999
15,000	Series A-1, Rev., VRDO, 0.050%, 06/04/14	15,000
5,000	Series A-1, Rev., VRDO, 0.340%, 06/04/14	5,000
1,000	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., VAR, 2.160%, 06/04/14	1,003
1,500	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VAR, 1.010%, 06/04/14	1,508
	Counties of Alameda and Contra Costa, East Bay Municipal Utility District, Water System,
9,075	Series A-1, Rev., VAR, 0.260%, 06/04/14	9,063
5,000	Series A-2, Rev., VAR, 0.260%, 06/04/14	4,993

	Total California	46,566

	Connecticut — 0.0% (g)
	Other Revenue — 0.0% (g)
1,500	State of Connecticut, SIFMA Index, Series B, Rev., 0.550%, 06/04/14	1,501

	Georgia — 0.1%
	Other Revenue — 0.1%
3,000	City of Atlanta, Water & Wastewater, Revenue Refunding, Series A-1, Rev., VAR, 1.601%, 06/04/14	3,056

	Illinois — 0.4%
	General Obligation — 0.4%
11,000	County of Cook, Capital Improvement, Series B, GO, VRDO, 0.080%, 06/04/14	11,000

	New Jersey — 0.3%
	Other Revenue — 0.3%
7,895	New Jersey EDA, School Facilities Construction, Series C, Rev., VAR, 1.860%, 06/04/14	8,039

	New York — 0.4%
	General Obligation — 0.4%
10,000	City of New York, Subseries J-9, GO, 0.460%, 06/04/14	10,004

	Oklahoma — 0.1%
	Other Revenue — 0.1%
2,490	Oklahoma Municipal Power Authority, SIFMA Index, Series A, Rev., VAR, 0.860%, 06/04/14	2,497

	Oregon — 0.2%
	Other Revenue — 0.2%
5,000	Oregon State Facilities Authority, Providence Health & Services, Series C, Rev., VAR, 0.940%, 06/04/14	5,001

	Pennsylvania — 0.6%
	General Obligation — 0.2%
5,000	Pennsylvania Turnpike Commission, Series B-1, GO, 0.660%, 06/04/14	5,000

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Other Revenue — 0.4%
	Pennsylvania Turnpike Commission,
5,000	Series A, Rev., VAR, 0.740%, 06/04/14	5,015
3,000	Series B, Rev., VAR, 0.460%, 06/04/14	3,007
3,000	Series B, Rev., VAR, 0.710%, 06/04/14	3,000

		11,022

	Total Pennsylvania	16,022

	Texas — 0.8%
	Other Revenue — 0.8%
4,000	City of San Antonio, Water System, Junior Lien, Series F, Rev., VAR, 0.740%, 06/04/14	4,000
1,365	County of Harris Toll Road, Senior Lien, Series A, Rev., VAR, 0.490%, 06/04/14	1,366
	Harris County, Toll Road, Senior Lien,
3,200	Series A, Rev., VAR, 0.690%, 06/04/14	3,231
2,500	Series A, Rev., VAR, 0.840%, 06/04/14	2,527
10,000	Texas Transportation Commission State Highway Fund, First Tier, SIFMA Index, Series B, Rev., 0.410%, 06/04/14	10,004

	Total Texas	21,128

	Total Weekly Demand Notes (Cost $128,951)	129,314

SHARES

Short-Term Investment — 6.4%
	Investment Company — 6.4%
172,584	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $172,584)	172,584

	Total Investments — 100.8% (Cost $2,694,474)	2,726,321
	Liabilities in Excess of Other Assets — (0.8)%	(22,930)

	NET ASSETS — 100.0%	$2,703,391

Percentages indicated are based on net assets.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BAN	—	Bond Anticipation Note
CMO	—	Collateralized Mortgage Obligation
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GAN	—	Grant Anticipation Notes
GO	—	General Obligation
GRAN	—	Grant Revenue Anticipation Note
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,576
Aggregate gross unrealized depreciation	(729)

Net unrealized appreciation/depreciation	$31,847

Federal income tax cost of investments	$2,694,474

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$172,584	$2,553,737	$—	$2,726,321

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 93.2% (t)
	Alabama — 0.7%
	Other Revenue — 0.7%
1,000	Alabama Capital Region Solid Waste Disposal Authority, Tax-Exempt Solid Waste Disposal, IREP-Montgomery MRF, LLC Project, Series A, Rev., AMT, 4.500%, 06/15/34	1,032
1,000	Montgomery County Public Building Authority, Facilities Project, Rev., 5.000%, 03/01/29	1,159

	Total Alabama	2,191

	Alaska — 4.9%
	Other Revenue — 1.1%
2,750	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 6.000%, 09/01/28	3,335

	Utility — 3.8%
	Alaska Energy Authority, Power, Bradley Lake Hydroelectric Project, Fourth Series,
3,485	Rev., AGM, 6.000%, 07/01/17	4,017
3,915	Rev., AGM, 6.000%, 07/01/19	4,736
2,500	Alaska Municipal Bond Bank Authority, Series 1, Rev., 5.750%, 09/01/33	2,859

		11,612

	Total Alaska	14,947

	Arkansas — 0.3%
	Other Revenue — 0.3%
	University of Arkansas, Various Facilities, Pine Bluff Campus,
600	Series A, Rev., 3.625%, 12/01/35 (w)	588
250	Series A, Rev., 5.000%, 12/01/29 (w)	292

	Total Arkansas	880

	California — 13.8%
	Certificate of Participation/Lease — 0.5%
1,500	Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project, COP, AGM, 5.000%, 06/01/33	1,606

	General Obligation — 5.5%
5,000	Los Angeles Unified School District, Series D, GO, 5.000%, 01/01/34	5,638
7,500	Mount San Antonio Community College District, Election of 2008, Series A, GO, Zero Coupon, 08/01/43	4,291
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.100%, 02/01/20	61
3,000	Santa Maria Joint Union High School District, Santa Barbara & San Luis Obispo, GO, Zero Coupon, 08/01/37	895
5,000	State of California, Various Purpose, GO, 6.500%, 04/01/33	6,123

		17,008

	Other Revenue — 1.5%
1,960	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.500%, 10/01/38	2,320
1,250	City of Los Angeles, Department of Airports, Series A, Rev., AMT, 5.000%, 05/15/38	1,365
1,050	San Mateo County Joint Powers Financing Authority, Lease, Capital Projects, Maple Street Correctional Center, Series A, Rev., 4.000%, 06/15/35	1,058

		4,743

	Prerefunded — 0.7%
40	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18	49
1,810	Los Angeles Harbor Department, Rev., 7.600%, 10/01/18	2,099

		2,148

	Utility — 1.7%
2,000	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A, Rev., 5.250%, 11/15/21	2,277
2,500	Los Angeles Department of Water & Power, Power System, Sub Series A-1, Rev., 5.250%, 07/01/38	2,824

		5,101

	Water & Sewer — 3.9%
3,000	Metropolitan Water District of Southern California, Series A, Rev., 5.000%, 07/01/32	3,330
7,500	San Diego Public Facilities Financing Authority, Senior Sewer, Series A, Rev., 5.250%, 05/15/39	8,537

		11,867

	Total California	42,473

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Colorado — 3.5%
	Certificate of Participation/Lease — 0.7%
2,000	State of Colorado, Building Excellent Schools Today, Series G, COP, 5.000%, 03/15/32	2,218

	Education — 0.6%
1,500	University of Colorado, University Enterprise, Series A, Rev., 5.375%, 06/01/38	1,728

	Other Revenue — 0.3%
950	Denver Health & Hospital Authority, Healthcare, Series A, Rev., 5.250%, 12/01/45	1,011

	Prerefunded — 1.2%
3,550	County of Adams, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	3,518

	Utility — 0.7%
	Colorado Water Resources & Power Development Authority, Water & Wastewater Utility Enterprise Project,
1,000	Series A, Rev., AGC, 5.125%, 12/01/30	1,114
1,000	Series A, Rev., AGC, 5.250%, 12/01/38	1,114

		2,228

	Total Colorado	10,703

	Delaware — 1.5%
	Prerefunded — 1.5%
4,115	Delaware State Economic Development Authority, Osteopathic Hospital Association, Series A, Rev., 6.900%, 01/01/18 (p)	4,612

	District of Columbia — 1.9%
	General Obligation — 1.6%
3,965	District of Columbia, Series B, GO, NATL-RE, 6.000%, 06/01/19	4,855

	Other Revenue — 0.3%
	District of Columbia,
500	Series A, Rev., 6.000%, 07/01/43	562
500	Series A, Rev., 6.000%, 07/01/48	558

		1,120

	Total District of Columbia	5,975

	Florida — 2.2%
	General Obligation — 1.0%
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.250%, 07/01/25	3,075

	Transportation — 1.2%
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, FGIC, 6.000%, 10/01/18	3,793

	Total Florida	6,868

	Georgia — 5.6%
	Hospital — 1.8%
5,000	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.500%, 08/15/26	5,580

	Special Tax — 3.8%
10,485	Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Series P, Rev., AMBAC, 6.250%, 07/01/20	11,585

	Total Georgia	17,165

	Illinois — 8.3%
	General Obligation — 2.5%
2,000	City of Chicago, Series A, GO, 5.000%, 01/01/34	2,072
2,000	Cook County Forest Preserve District, Limited Tax Project, Series B, GO, 5.000%, 12/15/37	2,169
3,000	State of Illinois, GO, 5.500%, 07/01/38	3,283

		7,524

	Other Revenue — 0.9%
1,500	Chicago O’Hare International Airport, General Airport, Third Lien, Series A, Rev., 5.750%, 01/01/39	1,696
1,000	Illinois State Toll Highway Authority, Toll Highway, Series B, Rev., 5.000%, 01/01/38 (w)	1,106

		2,802

	Prerefunded — 0.7%
1,750	Chicago Public Building Commission, Board of Education, Series A, Rev., NATL-RE, 7.000%, 01/01/20 (p)	2,215

	Transportation — 4.2%
	Regional Transportation Authority,
6,000	Series A, Rev., NATL-RE, 6.500%, 07/01/30	8,217
4,000	Series D, Rev., NATL-RE, FGIC, 7.750%, 06/01/19	4,758

		12,975

	Total Illinois	25,516

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Indiana — 2.1%
	General Obligation — 0.2%
720	Beech Grove School Building Corp., First Mortgage, Rev., NATL-RE, 6.250%, 07/05/16	765

	Other Revenue — 1.9%
5,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 5.000%, 02/01/30	5,751

	Total Indiana	6,516

	Louisiana — 2.0%
	Other Revenue — 2.0%
5,000	Louisiana State University & Agricultural & Mechanical College, Auxiliary, Rev., 4.000%, 07/01/43	5,000
1,000	Tobacco Settlement Financing Corp., Series A, Rev., 5.250%, 05/15/35	1,067

	Total Louisiana	6,067

	Maine — 2.2%
	Transportation — 2.2%
	Maine Turnpike Authority,
2,995	Rev., 6.000%, 07/01/34	3,542
2,680	Rev., 6.000%, 07/01/38	3,166

	Total Maine	6,708

	Massachusetts — 0.8%
	General Obligation — 0.8%
2,400	City of Westfield, State Qualified Municipal Purpose Loan, GO, 4.000%, 03/01/30 (w)	2,547

	Michigan — 0.5%
	Other Revenue — 0.5%
1,500	Michigan State Trunk Line, Rev., 5.000%, 11/15/36	1,666

	Mississippi — 0.7%
	Other Revenue — 0.7%
1,000	Mississippi Development Bank, Water & Sewer System Project, Special Obligation, Rev., AGM, 6.875%, 12/01/40	1,310
800	Mississippi State University Educational Building Corp., New Facilities & Refinancing Project, Series A, Rev., 4.000%, 08/01/41	818

	Total Mississippi	2,128

	Missouri — 3.5%
	Other Revenue — 3.5%
8,500	Missouri Highways & Transportation Commission, First Lien Refunding State Road, Series A, Rev., 5.000%, 05/01/26 (w)	10,779

	Montana — 0.1%
	Certificate of Participation/Lease — 0.1%
400	City of Helena, COP, 5.000%, 01/01/29	434

	New Jersey — 3.4%
	Housing — 0.7%
2,150	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series AA, Rev., 6.375%, 10/01/28	2,240

	Transportation — 2.7%
25,000	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/36	8,249

	Total New Jersey	10,489

	New York — 9.1%
	Other Revenue — 1.6%
4,250	Utility Debt Securitization Authority, Series TE, Rev., 5.000%, 12/15/41	4,800

	Transportation — 5.6%
14,750	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	17,326

	Water & Sewer — 1.9%
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	5,750

	Total New York	27,876

	Ohio — 1.6%
	General Obligation — 1.3%
	County of Richland, Correctional Facilities Improvement,
500	GO, AGC, 5.875%, 12/01/24	567
400	GO, AGC, 6.000%, 12/01/28	447
250	GO, AGC, 6.125%, 12/01/33	276
400	GO, AGC, 6.125%, 12/01/38	439
	Greenville City School District, School Improvement,
1,000	GO, 5.250%, 01/01/38	1,104

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
1,000	GO, 5.250%, 01/01/41	1,099

		3,932

	Other Revenue — 0.3%
1,000	County of Warren, Otterbein Homes Obligated Group, Healthcare Facilities, Series A, Rev., 5.500%, 07/01/39	1,078

	Total Ohio	5,010

	Oklahoma — 0.7%
	Water & Sewer — 0.7%
2,000	Oklahoma City Water Utilities Trust, Water & Sewer System, Series A, Rev., 5.000%, 07/01/34	2,261

	South Carolina — 7.1%
	General Obligation — 3.6%
9,515	Laurens County School District No. 056, GO, AGC, SCSDE, 6.125%, 03/01/33	11,221

	Prerefunded — 1.6%
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.750%, 01/01/20 (p)	5,005

	Utility — 1.9%
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	5,769

	Total South Carolina	21,995

	South Dakota — 0.6%
	Other Revenue — 0.5%
1,585	Heartland Consumers Power District, Unrefunded Balance, Rev., AGM, 6.000%, 01/01/17	1,703

	Prerefunded — 0.1%
221	Heartland Consumers Power District, Rev., AGM, 6.375%, 01/01/16 (p)	234

	Total South Dakota	1,937

	Texas — 12.2%
	General Obligation — 1.9%
535	City of Carrollton, GO, 5.000%, 08/15/26	620
2,200	City of Forney, Independent School District, Series A, GO, PSF-GTD, 5.750%, 08/15/33	2,556
1,310	City of Lubbock, Tax & Waterworks System Surplus, GO, 5.000%, 02/15/34	1,492
	Fort Bend County Sienna Plantation Levee Improvement District,
560	GO, 4.000%, 09/01/28 (w)	590
585	GO, 4.000%, 09/01/30 (w)	607

		5,865

	Other Revenue — 3.1%
1,250	Clifton Higher Education Finance Corp., Idea Public Schools, Rev., 6.000%, 08/15/33	1,426
1,965	Dallas-Fort Worth International Airport, Joint Improvement, Series A, Rev., 5.000%, 11/01/42	2,091
2,000	North Texas Tollway Authority, Special Projects System, Series A, Rev., 6.000%, 09/01/41	2,422
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Hospital,
1,000	Rev., 5.125%, 09/01/33	1,072
2,300	Rev., 5.500%, 09/01/43	2,479

		9,490

	Prerefunded — 3.9%
2,500	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,475
2,155	City of San Antonio, Electric & Gas Systems, Rev., 5.000%, 02/01/17 (p)	2,296
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18 (p)	4,451
1,500	Harris County Health Facilities Development Corp., Texas Children’s Hospital Project, Rev., 5.500%, 10/01/19 (p)	1,750

		11,972

	Utility — 1.7%
5,000	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/16	5,422

	Water & Sewer — 1.6%
4,435	Canyon Regional Water Authority, Wells Ranch Project, Rev., AMBAC, 5.125%, 08/01/25	4,954

	Total Texas	37,703

	Washington — 3.9%
	Education — 2.2%
5,430	Western Washington University, Housing & Dining System, Junior Lien, Series A, Rev., AMBAC, 5.500%, 10/01/22	6,583

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 1.7%
5,000	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.000%, 08/15/34	5,297

	Total Washington	11,880

	Total Municipal Bonds (Cost $252,584)	287,326

SHARES
Short-Term Investment — 8.1%
	Investment Company — 8.1%
24,817	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $24,817)	24,817

	Total Investments — 101.3% (Cost $277,401)	312,143
	Liabilities in Excess of Other Assets — (1.3)%	(4,124)

	NET ASSETS — 100.0%	$308,019

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(16)	10 Year U.S. Treasury Note	09/19/14	$(2,008)	$3
(21)	U.S. Long Bond	09/19/14	(2,887)	4
(4)	Ultra U.S. Treasury Bond	09/19/14	(601)	1
(16)	5 Year U.S. Treasury Note	09/30/14	(1,916)	1

				$9

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,742
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$34,742

Federal income tax cost of investments	$277,401

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$24,817	$287,326	$—	$312,143
Appreciation in Other Financial Instruments
Futures Contracts	$9	$—	$—	$9

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 27.3%
	Federal Farm Credit Banks,
25,000	4.350%, 09/02/14 (m)	25,267
500	6.270%, 01/26/16	549
4,000	Financing Corp. Fico, Zero Coupon, 11/30/17	3,826
9,148	New Valley Generation I, 7.299%, 03/15/19	10,580
3,217	New Valley Generation II, 5.572%, 05/01/20	3,651

	Total U.S. Government Agency Securities (Cost $43,168)	43,873

U.S. Treasury Obligations — 71.2%
	U.S. Treasury Notes,
10,500	0.625%, 04/30/18	10,280
10,000	0.750%, 10/31/17	9,923
5,000	0.750%, 03/31/18	4,925
5,595	0.875%, 12/31/16	5,632
10,000	0.875%, 04/30/17	10,033
6,000	1.250%, 10/31/18	5,972
4,000	1.375%, 11/30/15	4,069
6,000	1.750%, 07/31/15	6,112
9,000	2.000%, 01/31/16	9,260
10,000	2.000%, 04/30/16	10,316
1,000	2.375%, 10/31/14	1,010
12,000	2.625%, 02/29/16	12,493
15,000	2.625%, 04/30/16	15,655
4,405	3.125%, 01/31/17	4,693
4,000	3.250%, 12/31/16	4,270

	Total U.S. Treasury Obligations (Cost $114,063)	114,643

SHARES
Short-Term Investment — 1.1%
	Investment Company — 1.1%
1,829	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $1,829)	1,829

	Total Investments — 99.6% (Cost $159,060)	160,345
	Other Assets in Excess of Liabilities — 0.4%	658

	NET ASSETS — 100.0%	$161,003

Percentages indicated are based on net assets.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(l)	—	The rate shown is the current yield as of May 31, 2014.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,549
Aggregate gross unrealized depreciation	(264)

Net unrealized appreciation/depreciation	$1,285

Federal income tax cost of investments	$159,060

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
U.S. Government Agency Securities	$—	$40,222	$3,651		$43,873
U.S. Treasury Obligations	—	114,643	—		114,643
Short-Term Investment
Investment Company	1,829	—	—		1,829

Total Investments in Securities	$1,829	$154,865	$3,651	*	$160,345

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2014, the value of these securities was approximately $3,651,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2014.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

JPMorgan Treasury & Agency Fund

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/14
Investments in Securities
U.S. Government Agency Securities	$4,136	$—	$(17)	$(4)	$—	$(464)	$—	$—	$3,651

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(17,000).

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 70.4%
	Federal Farm Credit Bank — 0.9%
28,500	DN, 0.110%, 11/13/14 (n)	28,486
220,000	DN, 0.120%, 09/02/14 (n)	219,932
50,000	VAR, 0.141%, 06/03/14	50,006
125,000	VAR, 0.151%, 06/18/14	125,034
62,000	VAR, 1.000%, 06/02/14	62,000

		485,458

	Federal Home Loan Bank — 36.6%
248,550	0.080%, 10/10/14	248,542
213,000	0.080%, 10/16/14	212,991
110,000	0.080%, 10/24/14	109,997
210,000	0.080%, 10/24/14	209,993
225,000	0.100%, 09/26/14	224,998
174,000	0.125%, 04/10/15	173,967
70,000	0.125%, 04/14/15	69,990
250,000	0.130%, 04/14/15	249,974
183,000	DN, 0.050%, 06/20/14 (n)	182,995
1,230,500	DN, 0.050%, 06/27/14 (n)	1,230,456
108,240	DN, 0.050%, 07/09/14 (n)	108,234
562,000	DN, 0.055%, 06/25/14 (n)	561,979
644,792	DN, 0.057%, 07/11/14 (n)	644,751
1,100,200	DN, 0.058%, 07/25/14 (n)	1,100,104
625,000	DN, 0.059%, 08/08/14 (n)	624,930
44,696	DN, 0.060%, 07/15/14 (n)	44,693
1,437,760	DN, 0.060%, 07/18/14 (n)	1,437,648
669,000	DN, 0.060%, 07/23/14 (n)	668,942
550,000	DN, 0.060%, 08/01/14 (n)	549,944
460,000	DN, 0.060%, 08/13/14 (n)	459,944
396,000	DN, 0.060%, 08/20/14 (n)	395,947
2,800,000	DN, 0.062%, 08/27/14 (n)	2,799,581
640,000	DN, 0.078%, 06/06/14 (n)	639,993
747,000	DN, 0.078%, 06/11/14 (n)	746,984
677,050	DN, 0.078%, 06/18/14 (n)	677,025
250,000	DN, 0.079%, 06/13/14 (n)	249,993
785,000	DN, 0.079%, 07/16/14 (n)	784,923
490,000	DN, 0.090%, 07/02/14 (n)	489,962
465,000	DN, 0.098%, 09/05/14 (n)	464,879
145,000	DN, 0.135%, 06/04/14 (n)	144,998
210,000	VAR, 0.076%, 06/18/14 (m)	210,000
110,000	VAR, 0.080%, 06/11/14 (m)	110,000
695,000	VAR, 0.081%, 06/29/14	694,995
75,000	VAR, 0.089%, 06/20/14	74,999
200,000	VAR, 0.091%, 06/06/14	200,000
100,000	VAR, 0.092%, 06/13/14	99,999
200,000	VAR, 0.094%, 06/20/14	200,000
150,000	VAR, 0.096%, 06/19/14	150,000
117,000	VAR, 0.099%, 06/20/14	117,003
200,000	VAR, 0.100%, 06/11/14 (m)	200,000
360,000	VAR, 0.130%, 06/21/14	360,010
250,000	VAR, 0.141%, 06/15/14	249,979
230,000	VAR, 1.000%, 06/04/14	229,939

		19,406,281

	Federal Home Loan Mortgage Corp. — 19.3%
50,000	0.500%, 09/19/14	50,056
235,000	DN, 0.050%, 08/19/14 (n)	234,974
1,000,000	DN, 0.050%, 08/26/14 (n)	999,881
1,230,000	DN, 0.059%, 08/15/14 (n)	1,229,849
987,000	DN, 0.065%, 09/03/14 (n)	986,832
658,000	DN, 0.065%, 10/15/14 (n)	657,838
94,220	DN, 0.075%, 06/05/14 (n)	94,219
500,000	DN, 0.075%, 10/29/14 (n)	499,844
500,000	DN, 0.075%, 10/30/14 (n)	499,843
32,697	DN, 0.080%, 06/18/14 (n)	32,696
745,000	DN, 0.081%, 07/14/14 (n)	744,928
256,894	DN, 0.090%, 07/21/14 (n)	256,862
683,696	DN, 0.095%, 07/28/14 (n)	683,593
500,000	DN, 0.100%, 06/13/14 (n)	499,983
185,000	DN, 0.100%, 09/04/14 (n)	184,951
159,000	DN, 0.100%, 09/05/14 (n)	158,958
500,000	DN, 0.100%, 10/08/14 (n)	499,821
250,000	DN, 0.100%, 10/09/14 (n)	249,910
250,000	DN, 0.100%, 10/21/14 (n)	249,901
279,825	DN, 0.120%, 06/02/14 (n)	279,824
90,000	DN, 0.140%, 10/02/14 (n)	89,957
465,000	VAR, 0.131%, 06/16/14	464,870
369,000	VAR, 0.140%, 06/25/14	369,000
250,000	VAR, 0.140%, 06/26/14	250,097

		10,268,687

	Federal National Mortgage Association — 13.6%
904,000	DN, 0.050%, 08/11/14 (n)	903,911
750,000	DN, 0.055%, 09/08/14 (n)	749,887
500,000	DN, 0.060%, 09/04/14 (n)	499,921
500,000	DN, 0.060%, 09/05/14 (n)	499,920
241,300	DN, 0.060%, 09/22/14 (n)	241,255
500,000	DN, 0.060%, 10/03/14 (n)	499,897
500,000	DN, 0.060%, 10/06/14 (n)	499,894
69,017	DN, 0.075%, 06/02/14 (n)	69,017
500,000	DN, 0.080%, 07/15/14 (n)	499,951
250,000	DN, 0.080%, 07/17/14 (n)	249,974
150,000	DN, 0.090%, 06/16/14 (n)	149,994

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	Federal National Mortgage Association — continued
74,930	DN, 0.090%, 07/23/14 (n)	74,920
500,000	DN, 0.090%, 08/18/14 (n)	499,902
170,000	DN, 0.100%, 08/19/14 (n)	169,963
593,000	DN, 0.110%, 07/22/14 (n)	592,908
52,516	DN, 0.120%, 06/04/14 (n)	52,515
250,000	VAR, 0.120%, 06/05/14	250,031
445,000	VAR, 0.130%, 06/11/14	445,031
270,500	VAR, 0.138%, 06/21/14	270,615

		7,219,506

	Total U.S. Government Agency Securities (Cost $37,379,932)	37,379,932

U.S. Treasury Obligations — 6.3%
	U.S. Treasury Notes — 6.3%
800,000	0.250%, 06/30/14	800,115
1,000,000	0.250%, 09/15/14	1,000,456
346,000	0.250%, 01/15/15	346,257
200,000	0.500%, 10/15/14	200,299
225,000	2.375%, 09/30/14	226,648
500,000	2.625%, 06/30/14	501,035
295,500	2.625%, 07/31/14	296,709

	Total U.S. Treasury Obligations (Cost $3,371,519)	3,371,519

Repurchase Agreements — 23.2%
200,000	Bank of Nova Scotia, 0.080%, dated 05/30/14, due 06/02/14, repurchase price $200,001, collateralized by U.S. Treasury Securities, 0.750%, dated 12/31/17, with a value of $204,000.	200,000
800,000	Barclays Capital, Inc., 0.080%, dated 05/30/14, due 06/02/14, repurchase price $800,005, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 12.743%, dated 08/01/14 - 03/15/44, Federal National Mortgage Association, 1.750% - 6.600%, dated 06/20/19 - 05/25/44 and Government National Mortgage Association, 1.151% - 13.088%, dated 05/20/35 - 06/20/63, with a value of $821,659.	800,000
500,000	BNP Paribas Securities Corp., 0.090%, dated 05/30/14, due 06/18/14, repurchase price $500,024, collateralized by Federal Home Loan Mortgage Corp., 0.512% - 5.500%, dated 10/15/22 - 05/01/44, Federal National Mortgage Association, 0.562% - 5.500%, dated 05/01/18 - 05/01/44, Government National Mortgage Association, 2.500% - 4.699%, dated 10/20/41 - 04/20/64 and U.S. Treasury Securities, 1.500% - 2.000%, dated 08/31/18 - 02/15/22, with a value of $510,430. (i)	500,000
171,533	Citigroup Global Markets Holdings, Inc., 0.080%, dated 05/30/14, due 06/02/14, repurchase price $171,534, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 6.000%, dated 01/15/33 - 03/15/44, Federal National Mortgage Association, 3.000% - 6.000%, dated 08/25/35 - 06/25/44 and Government National Mortgage Association, 2.500% - 3.500%, dated 11/16/43 - 04/16/44, with a value of $176,679.	171,533
171,140	Deutsche Bank Securities, Inc., 0.070%, dated 05/30/14, due 06/02/14, repurchase price $171,141, collateralized by U.S. Treasury Securities, 0.000% - 4.750%, dated 02/28/15 - 05/15/44, with a value of $174,563.	171,140
500,000	Deutsche Bank Securities, Inc., 0.070%, dated 05/30/14, due 06/02/14, repurchase price $500,003, collateralized by U.S. Treasury Securities, 0.250% - 8.750%, dated 02/15/15 - 08/15/20, with a value of $510,028.	500,000
700,000	Deutsche Bank Securities, Inc., 0.080%, dated 05/30/14, due 06/02/14, repurchase price $700,005, collateralized by Federal Home Loan Mortgage Corp., 0.000% - 27.796%, dated 12/15/26 - 03/15/44, Federal National Mortgage Association, 0.000% - 11.778%, dated 08/25/36 - 01/25/44 and Government National Mortgage Association, 0.000% - 11.535%, dated 08/20/32 - 01/16/55, with a value of $720,812.	700,000
6,800,000	Federal Reserve Bank of New York, 0.050%, dated 05/30/14, due 06/02/14, repurchase price $6,800,028, collateralized by U.S. Treasury Securities, 2.625% - 4.500%, dated 04/30/18 - 02/15/38, with a value of $6,802,912.	6,800,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
250,000	Goldman Sachs & Co., 0.060%, dated 05/30/14, due 06/03/14, repurchase price $250,002, collateralized by Federal Home Loan Mortgage Corp., 1.959% - 10.000%, dated 04/01/16 - 08/01/47, Federal National Mortgage Association, 1.843% - 10.500%, dated 05/01/2015 - 01/01/49 and Government National Mortgage Association, 2.500% - 6.000%, dated 08/15/27 - 12/20/42, with a value of $255,000.	250,000
500,000	Goldman Sachs & Co., 0.060%, dated 05/30/14, due 06/02/14, repurchase price $500,003, collateralized by Federal Home Loan Mortgage Corp., 3.000% - 8.250%, dated 07/15/21 - 12/15/53 and Federal National Mortgage Association, 2.335% - 6.000%, dated 08/01/25 - 04/01/44, with a value of $513,169.	500,000
350,000	Goldman Sachs & Co., 0.070%, dated 05/30/14, due 06/05/14, repurchase price $350,004, collateralized by Federal Home Loan Mortgage Corp., 0.631% - 4.500%, dated 03/15/22 - 12/01/43, Federal National Mortgage Association, 2.500% - 5.000%, dated 01/01/28 - 01/01/44 and Government National Mortgage Association, 2.000% - 3.500%, dated 12/20/37 - 03/20/44, with a value of $359,327.	350,000
600,000	Royal Bank of Canada, 0.080%, dated 05/30/14, due 06/04/14, repurchase price $600,007, collateralized by Federal Home Loan Mortgage Corp., 2.000% - 10.000%, dated 01/01/17 - 10/01/43, Federal National Mortgage Association, 2.000% - 10.090%, dated 12/25/16 - 12/01/43 and Government National Mortgage Association, 2.125% - 10.500%, dated 08/15/14 - 10/20/42, with a value of $612,258.	600,000
250,000	Societe Generale S.A., 0.050%, dated 05/30/14, due 06/20/14, repurchase price $250,007, collateralized by U.S. Treasury Securities, 0.625%, dated 07/15/21, with a value of $255,000. (i)	250,000
500,000	Societe Generale S.A., 0.080%, dated 05/30/14, due 06/02/14, repurchase price $500,003, collateralized by Federal Home Loan Mortgage Corp., 2.500% - 6.000%, dated 12/01/25 - 11/01/43, Federal National Mortgage Association, 2.394% - 5.500%, dated 12/01/2025 - 08/01/43 and Government National Mortgage Association, 0.682% - 3.750%, dated 03/20/38 - 02/20/43, with a value of $511,153.	500,000

	Total Repurchase Agreements (Cost $12,292,673)	12,292,673

	Total Investments — 99.9% (Cost $53,044,124)*	53,044,124
	Other Assets in Excess of Liabilities — 0.1%	41,386

	NET ASSETS — 100.0% $	53,085,510

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$53,044,124	$—	$53,044,124

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 59.5%
	U.S. Treasury Bills — 24.1% (n)
650,000	0.026%, 06/12/14	649,995
500,000	0.028%, 06/19/14	499,993
1,400,000	0.035%, 06/05/14	1,399,994
875,000	0.038%, 06/26/14 (m)	874,977
250,000	0.081%, 09/11/14	249,943

		3,674,902

	U.S. Treasury Notes — 35.4%
190,000	0.125%, 07/31/14	190,012
60,000	0.250%, 06/30/14	60,007
500,000	0.250%, 09/30/14	500,312
350,000	0.250%, 10/31/14	350,287
139,000	0.250%, 01/15/15	139,106
78,756	0.375%, 11/15/14	78,851
350,000	0.500%, 08/15/14	350,333
100,000	0.500%, 10/15/14	100,167
199,000	0.625%, 07/15/14	199,134
559,000	0.750%, 06/15/14	559,142
100,000	2.125%, 11/30/14	101,024
625,000	2.375%, 08/31/14	628,589
200,000	2.375%, 09/30/14	201,536
300,000	2.375%, 10/31/14	302,790
200,000	2.375%, 02/28/15	203,326
555,000	2.625%, 06/30/14	556,136
800,500	2.625%, 07/31/14	803,851
50,000	4.250%, 08/15/14	50,436
30,000	4.250%, 11/15/14	30,557

		5,405,596

	Total U.S. Treasury Obligations (Cost $9,080,498)	9,080,498

	Repurchase Agreements — 37.4%
200,000	Bank of Nova Scotia, 0.070%, dated 05/30/14, due 06/02/14, repurchase price $200,001, collateralized by U.S. Treasury Securities, 0.750% - 2.625%, due 07/15/17 - 12/31/17, with a value of $204,000.	200,000
250,000	Barclays Capital, Inc., 0.040%, dated 05/30/14, due 06/03/14, repurchase price $250,001, collateralized by U.S. Treasury Securities, 0.625% - 5.000%, due 05/31/17 - 05/15/37, with a value of $255,000.	250,000
200,000	Barclays Capital, Inc., 0.060%, dated 05/30/14, due 06/02/14, repurchase price $200,001, collateralized by U.S. Treasury Securities, 0.625% - 1.500%, due 09/30/17 - 08/31/18, with a value of $204,000.	200,000
500,000	Citigroup Global Markets Holdings, Inc., 0.050%, dated 05/30/14, due 06/05/14, repurchase price $500,004, collateralized by U.S. Treasury Securities, 0.000% - 6.125%, due 07/10/14 - 02/15/43, with a value of $510,000.	500,000
200,000	Deutsche Bank Securities, Inc., 0.070%, dated 05/30/14, due 06/02/14, repurchase price $200,001, collateralized by U.S. Treasury Securities, 1.250% - 1.625%, due 01/31/19 - 04/30/19, with a value of $204,000.	200,000
3,000,000	Federal Reserve Bank of New York, 0.050%, dated 05/30/14, due 06/02/14, repurchase price $3,000,013, collateralized by U.S. Treasury Securities, 3.000%, due 05/15/42, with a value of $3,000,013.	3,000,000
300,000	HSBC Securities USA, Inc., 0.040%, dated 05/30/14, due 06/03/14, repurchase price $300,001, collateralized by U.S. Treasury Securities, 1.625% - 2.375%, due 04/30/19 - 12/31/20, with a value of $306,001.	300,000
67,672	Merrill Lynch PFS, Inc., 0.060%, dated 05/30/14, due 06/02/14, repurchase price $67,672, collateralized by U.S. Treasury Securities, 0.094%, due 04/30/16, with a value of $69,025.	67,672
250,000	Societe Generale S.A., 0.040%, dated 05/30/14, due 06/04/14, repurchase price $250,001, collateralized by U.S. Treasury Securities, 0.000% - 4.625%, due 07/24/14 - 05/15/44, with a value of $255,000.	250,000
750,000	Societe Generale S.A., 0.040%, dated 05/30/14, due 06/03/14, repurchase price $750,003, collateralized by U.S. Treasury Securities, 0.125% - 3.875%, due 07/15/15 - 04/15/29, with a value of $765,000.	750,000

	Total Repurchase Agreements (Cost $5,717,672)	5,717,672

	Total Investments — 96.9% (Cost $14,798,170)*	14,798,170
	Other Assets in Excess of Liabilities — 3.1%	476,834

	NET ASSETS — 100.0%	$15,275,004

Percentages indicated are based on net assets.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$14,798,170	$—	$14,798,170

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
July 28, 2014

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 28, 2014